                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7704

                              Schwab Capital Trust
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
               (Address of principal executive offices) (Zip code)

                                 Randall W. Merk
                              Schwab Capital Trust
             101 Montgomery Street, San Francisco, California 94104
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB CAPITAL TRUST
LAUDUS INTERNATIONAL MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
     1.1%  U.S. COMMON STOCK                           19,574            27,667
    92.2%  FOREIGN COMMON STOCK                     2,270,730         2,350,697
     0.1%  PREFERRED STOCK                              2,700             2,669
     0.7%  OTHER INVESTMENT COMPANIES                  22,940            18,891
      --%  RIGHTS                                          --                 4
     6.1%  SHORT-TERM INVESTMENTS                     155,027           155,027
--------------------------------------------------------------------------------
   100.2%  TOTAL INVESTMENTS                        2,470,971         2,554,955
   (0.2)%  OTHER ASSETS AND
           LIABILITIES                                                   (6,313)
--------------------------------------------------------------------------------
   100.0%  NET ASSETS                                                 2,548,642

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
U.S. COMMON STOCK 1.1% OF NET ASSETS

ENERGY 0.9%
Schlumberger Ltd.                                      227,675            23,132

FOOD, BEVERAGE & TOBACCO 0.2%
AgFeed Industries, Inc. *                              170,480             2,405
Central European Distribution Corp. *                   29,200             2,130
                                                                 --------------
                                                                           4,535
                                                                 ---------------
TOTAL U.S. COMMON STOCK
(COST $19,574)                                                            27,667
                                                                 ---------------
FOREIGN COMMON STOCK 92.2% OF NET ASSETS

AUSTRALIA  4.0%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
Boart Longyear Group                                 1,333,743             2,548

COMMERCIAL & PROFESSIONAL SUPPLIES 0.2%
Transfield Services Ltd.                               767,073             5,383

DIVERSIFIED FINANCIALS 0.3%
Macquarie Group Ltd.                                   171,354             8,175

ENERGY 0.3%
Centennial Coal Co., Ltd.                              608,904             2,939
WorleyParsons Ltd.                                     160,104             4,774
                                                                 ---------------
                                                                           7,713
FOOD & STAPLES RETAILING 0.4%
Woolworths Ltd.                                        476,361            11,234

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
HEALTH CARE EQUIPMENT & SERVICES 0.1%
Sonic Healthcare Ltd.                                  152,300             1,982

INSURANCE 0.3%
QBE Insurance Group Ltd.                               309,800             6,540

MATERIALS 1.5%
BHP Billiton Ltd. ADR                                  355,425            26,536
Incitec Pivot Ltd.                                      12,300             1,880
Mount Gibson Iron Ltd. *                               776,620             1,893
OneSteel Ltd.                                          498,500             3,159
OZ Minerals Ltd.                                       786,995             1,463
PanAust Ltd. *                                       2,109,281             1,630
Platinum Australia Ltd. *                              501,726             1,161
Western Areas NL *                                     155,685             1,204
                                                                 ---------------
                                                                          38,926
PHARMACEUTICALS & BIOTECHNOLOGY 0.2%
CSL Ltd.                                               170,792             5,522

REAL ESTATE 0.3%
Commonwealth Property Office Fund                    6,716,559             8,504

RETAILING 0.3%
David Jones Ltd.                                     1,954,708             6,209
                                                                 ---------------
                                                                         102,736
AUSTRIA 0.5%
--------------------------------------------------------------------------------

BANKS 0.3%
Raiffeisen International Bank-Holding AG                66,175             8,200

CAPITAL GOODS 0.1%
Andritz AG                                              34,300             2,045

ENERGY 0.1%
Schoeller-Bleckmann Oilfield Equipment AG               12,837             1,178

PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
Intercell AG *                                          13,221               667
                                                                 ---------------
                                                                          12,090
BELGIUM 0.1%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
Bekaert N.V.                                            10,000             1,519

BERMUDA  3.9%
--------------------------------------------------------------------------------

CAPITAL GOODS 1.1%
Cooper Industries Ltd., Class A                        174,000             7,338
Fong's Industries Co., Ltd.                         12,208,000             4,632
Ingersoll-Rand Co., Ltd., Class A                      177,125             6,376
Noble Group Ltd.                                     5,922,160             9,236
                                                                 ---------------
                                                                          27,582
CONSUMER DURABLES & APPAREL 0.1%

Arts Optical International Holdings Ltd. (c)         8,688,000             3,160

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
ENERGY 1.9%
Nabors Industries Ltd. *                               562,975            20,526
Seadrill Ltd.                                          137,300             4,100
Weatherford International Ltd. *                       655,800            24,744
                                                                 ---------------
                                                                          49,370
INSURANCE 0.1%
PartnerRe Ltd.                                          43,725             3,075

MATERIALS 0.2%
Aquarius Platinum Ltd.                                 249,912             2,453
Huabao International Holdings Ltd.                   1,705,000             1,363
                                                                 ---------------
                                                                           3,816
MEDIA  0.1%
Central European Media Enterprises Ltd.,
   Class A *                                            25,300             2,106

RETAILING 0.2%
Esprit Holdings Ltd.                                   564,100             6,002

TRANSPORTATION 0.2%
Cosco Pacific Ltd.                                   1,518,000             2,641
Pacific Basin Shipping Ltd.                            932,000             1,307
                                                                 ---------------
                                                                           3,948
                                                                 ---------------
                                                                          99,059
BRAZIL 2.2%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.0%
Lupatech S.A. *                                         28,500             1,074

CONSUMER DURABLES & APPAREL 0.1%
Cyrela Brazil Realty S.A.                              123,800             1,802

CONSUMER SERVICES 0.1%
Anhanguera Educacional Participacoes S.A.              117,100             2,280

DIVERSIFIED FINANCIALS 0.2%
BM&F (Bolsa de Mercadorias e Futuros)                   65,200               574
Bovespa Holding S.A.                                   334,600             4,228
GP Investments Ltd. BDR *                              126,600             1,431
                                                                 ---------------
                                                                           6,233
ENERGY 0.0%
OGX Petroleo e Gas Participacoes S.A. *                      9                 4

MATERIALS 1.2%
Aracruz Celulose S.A. ADR                               32,400             2,252
Companhia Vale do Rio Doce ADR                         799,950            24,022
IronX Mineracao S.A. *                                 133,800             2,281
LLX Logistica S.A. *                                   133,800               437
MMX Mineracao e Metalicos S.A. *                       133,800             1,488
                                                                 ---------------
                                                                          30,480
REAL ESTATE 0.1%
BR Malls Participacoes S.A. *                          197,700             1,835

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
RETAILING 0.1%
Lojas Renner S.A.                                       99,200             1,988

SOFTWARE & SERVICES 0.2%
Redecard S.A.                                          203,600             3,795
Totvs S.A.                                              10,700               359
                                                                 ---------------
                                                                           4,154
TELECOMMUNICATION SERVICES 0.2%
GVT Holding S.A. *                                     267,600             6,655
                                                                 ---------------
                                                                          56,505
CANADA 7.4%
--------------------------------------------------------------------------------

BANKS 0.0%
Canadian Western Bank                                   40,400               986

CAPITAL GOODS 0.0%
AG Growth Income Fund                                   40,251               969
CONSUMER DURABLES & APPAREL 0.1%
Gildan Activewear, Inc. *                              131,000             3,332

ENERGY 1.8%
Calfrac Well Services Ltd.                              13,500               353
Canadian Natural Resources Ltd.                         62,950             4,913
CHC Helicopter Corp., Class A                          236,100             7,132
Compton Petroleum Corp. *                              376,630             3,866
Gran Tierra Energy, Inc. *                             292,486             1,485
Oilexco, Inc. *                                        134,600             2,147
Precision Drilling Trust                               185,278             4,147
Suncor Energy, Inc.                                    313,450            17,083
Trican Well Service Ltd.                                18,700               411
Trinidad Drilling Ltd.                                 263,004             3,442
                                                                 ---------------
                                                                          44,979
FOOD & STAPLES RETAILING 0.3%
Shoppers Drug Mart Corp.                               130,200             6,912

FOOD, BEVERAGE & TOBACCO 0.2%
Rothmans, Inc.                                         149,260             4,329

INSURANCE 0.1%
Manulife Financial Corp.                                93,875             3,457

MATERIALS 3.1%
Agnico-Eagle Mines Ltd.                                 41,900             2,296
Agrium, Inc.                                            55,175             4,855
Detour Gold Corp. *                                     60,025             1,090
FNX Mining Co., Inc. *                                  84,700             1,491
Fording Canadian Coal Trust                             32,400             2,877
Great Basin Gold Ltd. *                                368,413             1,285
Labrador Iron Ore Royalty Income Fund                   23,864             1,235
Potash Corp. of Saskatchewan, Inc.                     251,300            51,333
Teck Cominco Ltd., Class B                             224,300            10,311
Timminco Ltd. *                                         42,900             1,014
                                                                 ---------------
                                                                          77,787
REAL ESTATE  0.4%
Brookfield Asset Management, Inc., Class A              39,287             1,321

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Morguard Real Estate Investment Trust (c)              285,190             3,688
Northern Property Real Estate Investment
   Trust (c)                                           288,700             6,363
                                                                 ---------------
                                                                          11,372
SOFTWARE & SERVICES 0.2%
Open Text Corp. *                                      127,700             3,973

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
5N Plus, Inc. *                                        286,212             2,795

TELECOMMUNICATION SERVICES 0.3%
Rogers Communications, Inc., Class B                   228,100             7,705

TRANSPORTATION 0.8%
Canadian National Railway Co.                          181,100             9,553
Canadian Pacific Railway Ltd.                          163,825            10,290
                                                                 ---------------
                                                                          19,843
                                                                 ---------------
                                                                         188,439
CAYMAN ISLANDS 2.7%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
China High Speed Transmission Equipment
   Group Co., Ltd.                                   1,148,000             2,158

CONSUMER DURABLES & APPAREL 0.0%
Li Ning Co., Ltd.                                      427,500             1,036

ENERGY 2.0%
Noble Corp.                                            468,400            24,296
Transocean, Inc. *                                     187,346            25,485
                                                                 ---------------
                                                                          49,781
HEALTH CARE EQUIPMENT & SERVICES 0.1%
China Medical Technologies, Inc.                        26,998             1,294
Mindray Medical International Ltd. ADR                  25,300             1,011
                                                                 ---------------
                                                                           2,305
MATERIALS 0.3%
AMVIG Holdings Ltd. (c)                              6,408,000             6,452

MEDIA 0.1%
Pico Far East Holdings Ltd. (c)                     18,056,000             2,661

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Kingboard Chemical Holdings Ltd.                       698,000             3,317
                                                                 ---------------
                                                                          67,710
CHILE 0.1%
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING 0.1%
Cencosud S.A. ADR (b)                                   40,100             1,890

DENMARK 1.0%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.6%
FLSmidth & Co. A/S                                     102,200             9,824
Vestas Wind Systems A/S *                               35,400             4,617
                                                                 ---------------
                                                                          14,441

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
PHARMACEUTICALS & BIOTECHNOLOGY 0.4%
Novo Nordisk A/S, Class B                              180,675            11,456
                                                                 ---------------
                                                                          25,897
EGYPT 0.4%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.2%
ElSewedy Cables Holding Co. *                           86,059             2,388
Orascom Construction Industries                         48,400             3,522
                                                                 ---------------
                                                                           5,910
DIVERSIFIED FINANCIALS 0.1%
Egyptian Financial Group-Hermes Holding                231,147             2,047

MATERIALS 0.1%
El Ezz Steel Rebars S.A.E.                              79,800             1,131
                                                                 ---------------
                                                                           9,088
FINLAND 0.5%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.4%
Nokian Renkaat Oyj                                     238,989            10,290

CAPITAL GOODS 0.1%
Outotec Oyj                                             52,972             2,698
                                                                 ---------------
                                                                          12,988
FRANCE 6.2%
--------------------------------------------------------------------------------

BANKS 0.5%
BNP Paribas                                            145,000            14,294

CAPITAL GOODS 0.9%
Carbone Lorraine S.A.                                  174,942             9,966
Nexans S.A.                                             87,915            10,436
Societe Industrielle D'Aviations
   Latecoere S.A. (c) *                                248,348             2,857
                                                                 ---------------
                                                                          23,259
CONSUMER DURABLES & APPAREL  0.4%
LVMH Moet Hennessy Louis Vuitton S.A.                   98,500            10,833

DIVERSIFIED FINANCIALS 0.3%
Eurazeo                                                 33,618             3,349
Financiere Marc de Lacharriere S.A.                     54,648             3,774
                                                                 ---------------
                                                                           7,123
ENERGY 0.1%
Etablissements Maurel et Prom                           82,777             1,912

FOOD, BEVERAGE & TOBACCO 0.1%
Groupe Danone ADR                                      153,100             2,276

HEALTH CARE EQUIPMENT & SERVICES 0.2%
bioMerieux                                              24,391             2,718
Orpea *                                                 31,100             1,704
                                                                 ---------------
                                                                           4,422
INSURANCE 0.3%
April Group                                             31,900             1,590

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Euler Hermes S.A.                                       78,662             6,046
                                                                 ---------------
                                                                           7,636
MEDIA 1.8%
Ipsos                                                  147,897             5,163
Publicis Groupe                                        536,000            17,498
Societe Television Francaise 1                         785,200            13,452
Vivendi                                                215,200             8,997
                                                                 ---------------
                                                                          45,110
PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
Boiron S.A.                                            125,053             3,741

SOFTWARE & SERVICES 0.2%
Altran Technologies S.A. *                             248,338             2,145
UbiSoft Entertainment S.A. *                            20,400             2,008
                                                                 ---------------
                                                                           4,153
TECHNOLOGY HARDWARE & EQUIPMENT 0.5%
Ingenico S.A.                                           39,739             1,074
Neopost S.A.                                           125,318            12,457
                                                                 ---------------
                                                                          13,531
TELECOMMUNICATION SERVICES 0.1%
Iliad S.A.                                              25,239             2,782

TRANSPORTATION 0.1%
Norbert Dentressangle                                   25,057             2,150

UTILITIES 0.6%
EDF Energies Nouvelles S.A.                             62,914             4,399
Sechilienne S.A.                                        33,957             2,682
Veolia Environnement                                   161,363             8,563
                                                                 ---------------
                                                                          15,644
                                                                 ---------------
                                                                         158,866
GEORGIA 0.0%
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS 0.0%
Bank of Georgia - Reg'd GDR *                           20,100               371

GERMANY 7.4%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 1.1%
Bayerische Motoren Werke AG                            266,600            11,973
Daimler AG - Reg'd                                     216,300            12,496
ElringKlinger AG                                       131,922             3,598
                                                                 ---------------
                                                                          28,067
CAPITAL GOODS 1.9%
Bauer AG                                                48,652             4,643
Bilfinger Berger AG                                    117,377             7,913
Demag Cranes AG                                         49,920             2,728
Kloeckner & Co., SE                                     61,400             3,072
Krones AG                                               28,582             2,261
MTU Aero Engines Holding AG                             91,729             2,834
Pfeiffer Vacuum Technology AG                           41,062             3,663
Q-Cells AG *                                            46,740             4,528
Roth & Rau AG *                                         13,212               615
SGL Carbon AG *                                         51,100             3,401
Solarworld AG                                          105,560             4,920
Vossloh AG                                              56,093             7,242
                                                                 ---------------
                                                                          47,820

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COMMERCIAL & PROFESSIONAL SUPPLIES 0.2%
GfK AG                                                 116,558             4,290

CONSUMER DURABLES & APPAREL 0.2%
Rational AG                                             24,544             4,565

HOUSEHOLD & PERSONAL PRODUCTS 0.2%
Beiersdorf AG                                           92,400             5,960

INSURANCE 0.4%
Allianz SE - Reg'd                                      66,400            11,259

MATERIALS 0.8%
BASF SE ADR                                            150,950             9,645
K & S AG                                                48,800             6,001
Symrise AG                                             344,407             5,878
                                                                 ---------------
                                                                          21,524
MEDIA 0.1%
CTS Eventim AG                                          36,600             1,288

PHARMACEUTICALS & BIOTECHNOLOGY 0.5%
QIAGEN N.V. *                                          442,272             8,427
Stada Arzneimittel AG                                   96,213             4,968
                                                                 ---------------
                                                                          13,395
REAL ESTATE 0.0%
Colonia Real Estate AG                                  37,249               416

RETAILING 0.1%
Fielmann AG                                             30,038             2,459
Medion AG                                               23,323               402
                                                                 ---------------
                                                                           2,861
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
Manz Automation AG *                                    16,830             4,072

SOFTWARE & SERVICES 0.8%
SAP AG                                                 262,200            15,182
United Internet AG - Reg'd                             229,800             4,421
Wirecard AG *                                          206,337             1,962
                                                                 ---------------
                                                                          21,565
TECHNOLOGY HARDWARE & EQUIPMENT 0.3%
Wincor Nixdorf AG                                      110,817             8,274

UTILITIES 0.6%
E.ON AG                                                 49,400             9,414
RWE AG ADR                                              40,225             4,830
                                                                 ---------------
                                                                          14,244
                                                                 ---------------
                                                                         189,600
GREECE 0.5%
--------------------------------------------------------------------------------
BANKS 0.3%
National Bank of Greece S.A.                            73,264             3,451
Piraeus Bank S.A.                                      188,500             5,629
                                                                 ---------------
                                                                           9,080
CONSUMER DURABLES & APPAREL 0.1%
Jumbo S.A.                                              52,303             1,334

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
ENERGY 0.0%
Motor Oil (Hellas) Corinth Refineries S.A.              32,600               650

FOOD, BEVERAGE & TOBACCO 0.1%
Coca-Cola Hellenic Bottling Co., S.A.                   75,534             1,852

UTILITIES  0.0%
Thessaloniki Water & Sewage                             69,010               620
                                                                 ---------------
                                                                          13,536
HONG KONG 0.6%
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS 0.2%
Hong Kong Exchanges & Clearing Ltd.                    258,200             3,802

REAL ESTATE 0.1%
The Link REIT                                        1,283,000             2,863

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
ASM Pacific Technology Ltd.                          1,212,400             8,682
                                                                 ---------------
                                                                          15,347
INDIA 0.8%
--------------------------------------------------------------------------------

BANKS 0.1%
Housing Development Finance Corp., Ltd.                 45,788             2,416

MATERIALS 0.1%
Asian Paints Ltd.                                       49,700             1,412

PHARMACEUTICALS & BIOTECHNOLOGY 0.2%
Glenmark Pharmaceuticals Ltd.                          117,100             1,781
Piramal Healthcare Ltd.                                 80,348               598
Sun Pharmaceutical Industries Ltd. *                    84,700             2,777
                                                                 ---------------
                                                                           5,156
SOFTWARE & SERVICES 0.2%
Financial Technologies (India) Ltd.                     40,185             1,358
ICSA (India) Ltd.                                       54,363               405
Infosys Technologies Ltd.                              128,300             4,740
                                                                 ---------------
                                                                           6,503
TELECOMMUNICATION SERVICES 0.2%
Bharti Airtel Ltd. *                                   167,981             3,118
Tulip Telecom Ltd.                                      39,401               873
                                                                 ---------------
                                                                           3,991
                                                                 ---------------
                                                                          19,478
INDONESIA 0.3%
--------------------------------------------------------------------------------

BANKS 0.1%
PT Bank Rakyat Indonesia                             3,485,000             2,310

CAPITAL GOODS 0.0%
PT United Tractors Tbk                               1,093,500             1,358

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
FOOD, BEVERAGE & TOBACCO 0.1%
PT Perusahaan Perkebunan London Sumatra
   Indonesia Tbk *                                     133,000               115
PT Sampoerna AgroTbk                                 4,570,000             1,541
                                                                 ---------------
                                                                           1,656
MATERIALS 0.1%
Timah Tbk PT                                         1,000,500             3,480
                                                                 ---------------
                                                                           8,804
IRELAND 1.7%
--------------------------------------------------------------------------------

BANKS 0.5%
Bank of Ireland                                      1,706,500            14,309

COMMERCIAL & PROFESSIONAL SUPPLIES 0.6%
Experian Group Ltd.                                  1,987,600            15,372

FOOD, BEVERAGE & TOBACCO 0.1%
Glanbia plc                                            278,653             2,037

HEALTH CARE EQUIPMENT & SERVICES 0.1%
United Drug plc                                        264,200             1,506

MEDIA 0.1%
Independent News & Media plc                         1,377,799             3,294

PHARMACEUTICALS & BIOTECHNOLOGY 0.3%
ICON plc ADR *                                         100,219             8,052
                                                                 ---------------
                                                                          44,570
ISRAEL 0.2%
--------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
Teva Pharmaceutical Industries Ltd.                     83,900             3,762

RETAILING 0.1%
Delek Automotive Systems Ltd.                          106,412             1,575

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Orbotech Ltd. *                                         25,000               294
                                                                 ---------------
                                                                           5,631
ITALY 2.3%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.1%
Landi Renzo S.p.A.                                     391,310             2,474

CAPITAL GOODS 0.8%
Astaldi S.p.A.                                         309,876             2,381
Danieli S.p.A. - Officine Meccaniche
   Danieli & C.                                         40,800             1,333
Danieli S.p.A. - Officine Meccaniche
   Danieli & C. - RNC                                  145,785             3,205
Maire Tecnimont S.p.A.                                 483,000             2,952
Prysmian S.p.A.                                        225,800             5,562
Trevi Finanziaria S.p.A.                               256,465             6,009
                                                                 ---------------
                                                                          21,442
CONSUMER DURABLES & APPAREL 0.5%
Luxottica Group S.p.A.                                 498,500            12,201

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
ENERGY 0.6%
ERG S.p.A.                                             148,100             2,733
Saipem S.p.A.                                          305,900            11,827
                                                                 ---------------
                                                                          14,560
TRANSPORTATION 0.3%
Ansaldo STS S.p.A.                                     186,334             2,770
Autostrada Torino-Milano S.p.A.                        234,103             3,906
                                                                 ---------------
                                                                           6,676
                                                                 ---------------
                                                                          57,353
JAPAN 10.4%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.9%
F.C.C. Co., Ltd.                                       421,300             7,178
Honda Motor Co., Ltd.                                  280,900             8,967
Toyota Boshoku Corp.                                   127,900             2,827
Toyota Motor Corp.                                     126,700             5,462
                                                                 ---------------
                                                                          24,434
BANKS 0.2%
Suruga Bank Ltd.                                       383,000             4,774

CAPITAL GOODS 2.6%
Fanuc Ltd.                                             104,400             8,291
Hankyu Hanshin Holdings, Inc.                          317,000             1,436
JGC Corp.                                              143,000             2,895
Komatsu Ltd.                                           365,200             9,069
Kurita Water Industries Ltd.                            52,200             1,659
Mitsubishi Corp.                                       328,500             9,572
Mitsui & Co., Ltd.                                     521,000            10,689
Miura Co., Ltd.                                          9,100               201
Takeuchi Mfg Co., Ltd.                                 143,400             2,936
The Furukawa Electric Co., Ltd.                        474,000             2,297
The Japan Steel Works Ltd.                             316,000             5,668
Torishima Pump Manufacturing Co., Ltd.                  92,800             2,072
Toyo Tanso Co., Ltd.                                    30,227             1,529
Ushio, Inc.                                            383,800             5,928
Yushin Precision Equipment Co., Ltd.                    48,100             1,049
                                                                 ---------------
                                                                          65,291
COMMERCIAL & PROFESSIONAL SUPPLIES 0.3%
Aeon Delight Co., Ltd.                                  94,600             2,216
Meitec Corp.                                           120,000             2,945
Nissha Printing Co., Ltd.                               49,500             2,479
                                                                 ---------------
                                                                           7,640
CONSUMER DURABLES & APPAREL 0.3%
Shimano, Inc.                                          154,400             7,129

DIVERSIFIED FINANCIALS 1.3%
Daiwa Securities Group, Inc.                         1,809,300            15,684
Nomura Holdings, Inc.                                1,011,000            14,590
Osaka Securities Exchange Co., Ltd.                        546             2,339
                                                                 ---------------
                                                                          32,613
ENERGY 0.1%
Shinko Plantech Co., Ltd.                              265,100             3,790

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
FOOD & STAPLES RETAILING 0.1%
FamilyMart Co., Ltd.                                    52,000             2,277
Ministop Co., Ltd.                                      47,100             1,061
                                                                 ---------------
                                                                           3,338
FOOD, BEVERAGE & TOBACCO 0.2%
Toyo Suisan Kaisha Ltd.                                 99,000             2,491
Unicharm Petcare Corp.                                  69,100             2,087
                                                                 ---------------
                                                                           4,578
HEALTH CARE EQUIPMENT & SERVICES 0.1%
So-net M3, Inc.                                            500             1,940

MATERIALS 0.8%
Hitachi Metals Ltd.                                     87,000             1,434
Kuraray Co., Ltd.                                       54,000               584
Nifco, Inc.                                            215,600             4,907
Taiyo Ink Mfg. Co., Ltd.                               196,100             4,114
Tokai Carbon Co., Ltd.                                 352,000             4,178
Tokyo Steel Manufacturing Co., Ltd.                    286,100             3,199
Ube Industries Ltd.                                    711,000             2,553
                                                                 ---------------
                                                                          20,969
MEDIA 0.2%
Jupiter Telecommunications Co., Ltd.                     5,390             4,229

PHARMACEUTICALS & BIOTECHNOLOGY 0.3%
Kaken Pharmaceutical Co., Ltd.                         224,000             1,955
Tsumura & Co.                                          189,900             5,034
                                                                 ---------------
                                                                           6,989
REAL ESTATE 0.3%
AEON Mall Co., Ltd.                                    200,900             5,965
K.K. daVinci Holdings *                                  4,288             1,687
                                                                 ---------------
                                                                           7,652
RETAILING 0.2%
DeNA Co., Ltd.                                             458             2,210
Nitori Co., Ltd.                                        72,810             3,968
                                                                 ---------------
                                                                           6,178
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.6%
Miraial Co., Ltd.                                       12,200               254
Rohm Co., Ltd.                                         269,000            15,360
                                                                 ---------------
                                                                          15,614
SOFTWARE & SERVICES 1.0%
Capcom Co., Ltd.                                       256,200             7,980
Kakaku.com, Inc.                                         1,153             3,092
KONAMI Corp.                                            32,200             1,018
Nintendo Co., Ltd.                                      26,800            13,003
So-net Entertainment Corp.                                 373             1,144
                                                                 ---------------
                                                                          26,237
TECHNOLOGY HARDWARE & EQUIPMENT 0.9%
Hosiden Corp.                                          283,900             4,628
Nippon Electric Glass Co., Ltd.                        324,000             4,768
Omron Corp.                                            720,800            12,650
                                                                 ---------------
                                                                          22,046

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
TRANSPORTATION 0.0%
Kawasaki Kisen Kaisha Ltd.                             104,000               825
                                                                 ---------------
                                                                         266,266
LUXEMBOURG 1.5%
--------------------------------------------------------------------------------

ENERGY 0.8%
Tenaris S.A. ADR                                       352,525            21,240
HOUSEHOLD & PERSONAL PRODUCTS 0.0%
Oriflame Cosmetics S.A. SDR                             10,502               679

MATERIALS 0.3%
ArcelorMittal                                           83,900             7,422

TELECOMMUNICATION SERVICES 0.4%
Millicom International Cellular S.A.                   111,836             8,654
                                                                 ---------------
                                                                          37,995
MALAYSIA 0.2%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.0%
Zelan Berhad                                           313,700               178

ENERGY 0.1%
KNM Group Berhad                                     4,832,175             2,859

FOOD, BEVERAGE & TOBACCO 0.1%
Kuala Lumpur Kepong Berhad                             463,100             1,942
                                                                 ---------------
                                                                           4,979
MEXICO 0.4%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.1%
Desarrolladora Homex S.A. de C.V. ADR *                 42,500             2,376

DIVERSIFIED FINANCIALS 0.0%
Banco Compartamos S.A. de C.V.                         332,800             1,263

MEDIA 0.3%
Grupo Televisa S.A. ADR                                252,000             5,667
Megacable Holdings S.A.B. de C.V. *                    428,900               940
                                                                 ---------------
                                                                           6,607
                                                                 ---------------
                                                                          10,246
NETHERLANDS 2.7%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.4%
Koninklijke (Royal) Philips Electronics
   N.V.                                                 64,800             2,160
Koninklijke BAM Groep N.V.                             204,537             3,166
Koninklijke Boskalis Westminster N.V. ,
   CVA                                                  71,443             3,817
                                                                 ----------------
                                                                           9,143
ENERGY 0.6%
Core Laboratories N.V.                                  52,200             6,766
Fugro N.V., C.V.A.                                     126,095             8,946
                                                                 ----------------
                                                                          15,712

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
FOOD & STAPLES RETAILING 0.1%
X5 Retail Group N.V. - Reg'd GDR *                      73,452             2,188
X5 Retail Group N.V. GDR *                              16,900               591
                                                                 ---------------
                                                                           2,779
FOOD, BEVERAGE & TOBACCO 0.1%
Unilever N.V.                                           75,000             2,078

MATERIALS 0.3%
Akzo Nobel N.V.                                         78,000             4,460
AMG Advanced Metallurgical Group N.V. *                 32,963             2,698
                                                                 ---------------
                                                                           7,158
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
ASML Holding N.V.                                      481,000            11,003

SOFTWARE & SERVICES 0.0%
Unit 4 Agresso N.V.                                     25,632               537

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Gemalto N.V. *                                          35,944             1,356
Smartrac N.V. *                                         35,500               792
                                                                 ---------------
                                                                           2,148
TRANSPORTATION 0.7%
Koninklijke Vopak N.V.                                 232,474            13,917
Smit Internationale N.V.                                40,464             3,729
                                                                 ---------------
                                                                          17,646
                                                                 ---------------
                                                                          68,204
NEW ZEALAND 0.8%
--------------------------------------------------------------------------------

CONSUMER SERVICES 0.1%
Sky City Entertainment Group Ltd.                    1,544,979             3,893

HEALTH CARE EQUIPMENT & SERVICES 0.3%
Fisher & Paykel Healthcare Corp., Ltd.               3,474,287             7,126

MATERIALS 0.2%
Nufarm Ltd.                                            333,046             5,261

RETAILING 0.1%
The Warehouse Group Ltd.                               633,387             1,502

TRANSPORTATION 0.1%
Auckland International Airport Ltd.                  2,474,582             3,695
                                                                 ---------------
                                                                          21,477
NORWAY 0.8%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
ODIM A.S.A. *                                          133,248             2,368
CONSUMER DURABLES & APPAREL 0.1%
Ekornes A.S.A.                                         130,700             1,985

ENERGY 0.5%
Deep Sea Supply plc                                    282,109               904
Farstad Shipping A.S.A.                                177,950             4,639
Sevan Marine A.S.A. *                                   71,700               789

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Songa Offshore A.S.A. *                                367,994             5,275
Subsea 7, Inc. *                                        61,600             1,447
                                                                 ---------------
                                                                          13,054
MATERIALS 0.0%
Yara International A.S.A. ADR                            7,975               572

PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
Pronova BioPharma A/S *                                390,353             1,350

SOFTWARE & SERVICES 0.0%
Funcom N.V. *                                          173,777               771
                                                                 ---------------
                                                                          20,100
PAPUA NEW GUINEA 0.0%
--------------------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO 0.0%
New Britain Palm Oil Ltd.                              124,802               975

REPUBLIC OF KOREA 0.6%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
Taewoong Co., Ltd.                                      19,000             1,869

CONSUMER SERVICES 0.1%
MegaStudy Co., Ltd.                                      7,155             1,792

HOUSEHOLD & PERSONAL PRODUCTS 0.1%
LG Household & Health Care Ltd.                         13,051             2,544

MATERIALS 0.1%
Hyundai Steel Co.                                       46,000             3,123

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
Samsung Electronics Co., Ltd.                            7,700             4,260

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Digitech Systems Co., Ltd. *                            43,390               620
                                                                 ---------------
                                                                          14,208
RUSSIA 0.1%
--------------------------------------------------------------------------------

REAL ESTATE 0.1%
LSR Group O.J.S.C. - Reg'd GDR *                       126,700             1,637

SINGAPORE 2.6%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.2%
SembCorp Marine Ltd.                                 1,602,000             4,859

CONSUMER SERVICES 0.1%
Raffles Education Corp., Ltd.                        2,034,000             1,701

ENERGY 0.1%
Straits Asia Resources Ltd.                          1,171,000             2,358

FOOD & STAPLES RETAILING 0.1%
Olam International Ltd.                              1,954,300             3,204

FOOD, BEVERAGE & TOBACCO 0.2%
Wilmar International Ltd.                            1,550,000             4,955

HEALTH CARE EQUIPMENT & SERVICES 0.1%
Parkway Holdings Ltd.                                2,529,780             3,664

REAL ESTATE  0.5%
Capitaland Ltd.                                      2,022,300             8,346

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
CapitaMall Trust                                     2,291,000             4,982
                                                                 ---------------
                                                                          13,328
TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
Unisteel Technology Ltd.                             3,756,750             5,265

TELECOMMUNICATION SERVICES 0.3%
StarHub Ltd.                                         3,532,000             7,188

TRANSPORTATION 0.6%
SIA Engineering Co., Ltd.                            2,655,000             6,020
Singapore Airport Terminal Services Ltd.             3,675,000             4,822
SMRT Corp., Ltd.                                     4,191,000             5,434
                                                                 ---------------
                                                                          16,276
UTILITIES 0.2%
Hyflux Ltd.                                          2,179,000             4,327
                                                                 ---------------
                                                                          67,125
SOUTH AFRICA 0.3%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
Wilson Bayly Holmes-Ovcon Ltd.                          77,100             1,214

MATERIALS  0.0%
Northam Platinum Ltd.                                  112,928               812

TELECOMMUNICATION SERVICES 0.2%
MTN Group Ltd.                                         324,654             5,557
                                                                 ---------------
                                                                           7,583
SPAIN 2.4%
--------------------------------------------------------------------------------

BANKS 0.3%
Banco Santander S.A.                                   310,900             6,052

CAPITAL GOODS  0.4%
Construcciones y Auxiliar de
   Ferrocarriles S.A.                                    2,876             1,265
Tecnicas Reunidas S.A.                                 114,362             8,591
                                                                 ---------------
                                                                           9,856
COMMERCIAL & PROFESSIONAL SUPPLIES 0.4%
Prosegur, Compania de Seguridad S.A. -
   Reg'd                                               245,153            10,700

MATERIALS 0.1%
Tubacex, S.A.                                          383,549             3,440

MEDIA 0.4%
Gestevision Telecinco S.A.                             822,600            11,086

PHARMACEUTICALS & BIOTECHNOLOGY 0.5%
Grifols S.A.                                           452,499            13,536

UTILITIES 0.3%
Enagas                                                 129,500             3,340
Iberdrola Renovables *                                 457,800             3,020
                                                                 ---------------
                                                                           6,360
                                                                 ---------------
                                                                          61,030

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
SWEDEN 0.5%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.0%
Assa Abloy AB, B Shares                                  9,000               123

COMMERCIAL & PROFESSIONAL SUPPLIES 0.0%
Intrum Justitia AB                                      56,648               904

HEALTH CARE EQUIPMENT & SERVICES 0.2%
Elekta AB, Class B                                     226,707             4,768

MATERIALS 0.3%
Billerud                                               343,900             2,250
SSAB Svenskt Stal AB, A Shares                         166,900             4,582
                                                                 ---------------
                                                                           6,832
                                                                 ---------------
                                                                          12,627
SWITZERLAND 7.7%
--------------------------------------------------------------------------------

CAPITAL GOODS 1.3%
ABB Ltd. - Reg'd *                                     683,573            17,921
ABB Ltd. ADR                                            50,000             1,311
Bucher Industries AG - Reg'd                             8,813             2,024
Burckhardt Compression Holding AG                        4,100             1,111
Geberit AG - Reg'd                                      54,900             6,983
Meyer Burger Technology AG *                             2,100               585
Sulzer AG - Reg'd                                       17,800             2,134
                                                                 ---------------
                                                                          32,069
COMMERCIAL & PROFESSIONAL SUPPLIES 0.7%
Adecco S.A. - Reg'd                                    364,700            16,704

CONSUMER DURABLES & APPAREL 0.8%
Compagnie Financiere Richemont S.A.,
   Series A                                            244,000            14,579
Swatch Group AG                                         29,700             6,891
                                                                 ---------------
                                                                          21,470
CONSUMER SERVICES 0.1%
Orascom Development Holding AG *                        11,171             1,227

DIVERSIFIED FINANCIALS 1.7%
Bank Sarasin & Cie AG Class B - Reg'd                   42,310             1,921
Credit Suisse Group AG - Reg'd                         518,700            25,904
Partners Group Holding AG - Reg'd                       18,900             2,448
UBS AG - Reg'd *                                       734,111            14,091
                                                                 ---------------
                                                                          44,364
FOOD, BEVERAGE & TOBACCO 0.9%
Nestle S.A. - Reg'd                                    256,520            11,252
Nestle S.A. - Reg'd ADR                                259,562            11,402
                                                                 ---------------
                                                                          22,654
HEALTH CARE EQUIPMENT & SERVICES 0.1%
Galenica AG - Reg'd                                      3,840             1,227

MATERIALS 0.2%
Givaudan S.A. - Reg'd                                    7,100             5,779

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
PHARMACEUTICALS & BIOTECHNOLOGY 1.5%
Actelion Ltd. - Reg'd *                                 95,800             5,215
Basilea Pharmaceutica AG - Reg'd *                      20,665             3,421
Lonza Group AG - Reg'd                                  63,000             9,131
Novartis AG - Reg'd.                                   248,200            14,735
Novartis AG ADR                                         92,050             5,463
                                                                 ---------------
                                                                          37,965
REAL ESTATE 0.1%
PSP Swiss Property AG - Reg'd *                         41,698             2,664

SOFTWARE & SERVICES 0.1%
Temenos Group AG - Reg'd *                             120,992             3,564

TRANSPORTATION 0.2%
Kuehne & Nagel International AG - Reg'd                 74,565             6,238
                                                                 ---------------
                                                                         195,925
TAIWAN 0.4%
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS 0.1%
Yuanta Financial Holding Co., Ltd.                   3,614,000             2,095

MATERIALS 0.2%
Feng Hsin Iron & Steel Co., Ltd.                       578,860             1,507
Goldsun Development & Construction Co.,
   Ltd.                                              4,443,550             2,130
Tung Ho Steel Enterprise Corp.                       1,256,000             1,964
                                                                 ---------------
                                                                           5,601
TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Quanta Computer, Inc.                                1,482,170             2,103
                                                                 ---------------
                                                                           9,799
THAILAND 0.1%
--------------------------------------------------------------------------------

ENERGY 0.1%
Banpu Public Co., Ltd. - Reg'd                         143,400             1,788

TURKEY 0.1%
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING 0.1%
BIM Birlesik Magazalar A/S                              63,000             2,362

UNITED ARAB EMIRATES 0.1%
--------------------------------------------------------------------------------

TRANSPORTATION 0.1%
DP World Ltd.                                        3,459,000             2,698

UNITED KINGDOM 17.7%
--------------------------------------------------------------------------------

BANKS 0.9%
Barclays plc                                         1,589,200            10,791
Lloyds TSB Group plc                                 2,225,900            12,980
                                                                 ---------------
                                                                          23,771
CAPITAL GOODS 2.7%
BAE Systems plc ADR                                     49,850             1,783
Bodycote plc                                         2,430,911             9,737
Chemring Group plc                                     102,375             4,805
Chloride Group plc                                   2,011,854            10,087

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Cobham plc                                           1,060,930             4,241
PV Crystalox Solar plc                                 361,429             1,241
Rolls-Royce Group plc *                              1,094,153             7,714
Spirax-Sarco Engineering plc                           168,515             3,388
The Weir Group plc                                     664,272            11,689
Ultra Electronics Holdings plc                         356,978             9,207
VT Group plc                                           477,802             6,002
                                                                 ---------------
                                                                          69,894
COMMERCIAL & PROFESSIONAL SUPPLIES 1.7%
Aggreko plc                                            330,500             4,627
Babcock International Group plc                        417,926             4,984
Capita Group plc                                       511,738             6,944
Connaught plc                                          249,811             1,907
De La Rue plc group                                    229,155             3,812
G4S plc                                              1,849,000             7,038
Intertek Group plc                                     174,120             3,477
Serco Group plc                                      1,258,148            10,191
                                                                 ---------------
                                                                          42,980
CONSUMER SERVICES 0.2%
888 Holdings plc                                       517,866             1,516
Domino's Pizza UK & IRL plc                            271,940             1,005
Greene King plc                                        197,169             2,011
                                                                 ---------------
                                                                           4,532
DIVERSIFIED FINANCIALS 1.1%
BlueBay Asset Management plc                           136,259               760
Cattles plc                                          1,623,486             3,815
Cattles plc *                                          470,789             1,073
IG Group Holdings plc                                  292,766             2,043
International Personal Finance                         505,194             3,042
Man Group plc                                          427,886             5,168
Schroders plc                                          681,500            12,919
                                                                 ---------------
                                                                          28,820
ENERGY 1.4%
BG Group plc                                           447,100            10,105
Dana Petroleum plc *                                   101,649             2,889
Imperial Energy Corp plc *                             166,300             3,411
John Wood Group plc                                    398,343             3,323
Lamprell plc                                           421,400             4,158
Petrofac Ltd.                                          187,322             2,372
Tullow Oil plc                                         273,990             4,252
Wellstream Holdings plc *                              203,730             4,813
                                                                 ---------------
                                                                          35,323
FOOD & STAPLES RETAILING 0.3%
Tesco plc                                              949,500             6,745

FOOD, BEVERAGE & TOBACCO 0.9%
British American Tobacco plc ADR                        85,775             6,201
Cadbury plc                                             15,216               721
Diageo plc                                             452,300             7,879
Diageo plc ADR                                         131,125             9,228
                                                                 ---------------
                                                                          24,029
HOUSEHOLD & PERSONAL PRODUCTS 0.4%
Reckitt Benckiser Group plc                            187,300            10,212

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
INSURANCE 0.2%
Amlin plc                                              730,711             3,682
Jardine Lloyd Thompson Group plc                       152,547             1,242
                                                                 ---------------
                                                                           4,924
MATERIALS 3.3%
Anglo American plc ADR                                 308,892             8,822
Croda International plc                                598,753             8,150
Ferrexpo plc                                           434,306             2,466
Rexam plc                                              671,184             5,024
Rio Tinto plc ADR                                       82,875            34,609
Vedanta Resources plc                                  121,100             4,789
Victrex plc                                            693,656            11,105
Xstrata plc                                            113,367             8,131
                                                                 ---------------
                                                                          83,096
MEDIA 0.6%
Aegis Group plc                                        611,975             1,314
British Sky Broadcasting Group plc                   1,170,400            10,490
Johnston Press plc                                   3,130,600             2,837
Trinity Mirror plc                                     674,800             1,146
                                                                 ---------------
                                                                          15,787
PHARMACEUTICALS & BIOTECHNOLOGY 0.7%
GlaxoSmithKline plc                                    703,100            16,389
Hikma Pharmaceuticals plc                              177,810             1,390
                                                                 ---------------
                                                                          17,779
RETAILING 0.6%
ASOS plc *                                             287,128             1,813
Signet Group plc                                    13,235,200            13,120
                                                                 ---------------
                                                                          14,933
SOFTWARE & SERVICES 0.5%
Autonomy Corp. plc *                                   202,500             4,266
Aveva Group plc                                        199,329             6,168
Blinkx plc *                                           747,900               406
Playtech Ltd.                                          270,651             2,759
                                                                 ---------------
                                                                          13,599
TECHNOLOGY HARDWARE & EQUIPMENT 1.3%
Halma plc                                            1,008,051             3,947
Laird plc                                              535,526             3,061
Rotork plc                                             674,247            14,568
Spectris plc                                           444,140             6,260
TT electronics plc                                   3,335,210             6,782
                                                                 ---------------
                                                                          34,618
TELECOMMUNICATION SERVICES 0.6%
Vodafone Group plc                                   5,388,703            14,435

TRANSPORTATION 0.2%
FirstGroup plc                                         340,000             3,475
National Express Group plc                              94,900             1,825
                                                                 ---------------
                                                                           5,300
UTILITIES 0.1%
International Power plc                                174,400             1,419

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
                                                                 ---------------
                                                                         452,196
                                                                 ---------------
TOTAL FOREIGN COMMON STOCK
(COST $2,270,730)                                                      2,350,697
                                                                 ---------------
PREFERRED STOCK 0.1% OF NET ASSETS

BRAZIL 0.0%
--------------------------------------------------------------------------------

BANKS 0.0%
Banco Sofisa S.A.                                      134,200               586

GERMANY 0.1%
--------------------------------------------------------------------------------

PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
Biotest AG                                              23,027             2,083
                                                                 ---------------
TOTAL PREFERRED STOCK
(COST $2,700)                                                              2,669
                                                                 ---------------
OTHER INVESTMENT COMPANIES 0.7% OF NET ASSETS

iShares MSCI EAFE Growth Index Fund                     34,100             2,328
iShares MSCI Emerging Markets Index Fund               354,000            15,098
iShares MSCI Japan Index Fund                          122,100             1,465
                                                                 ---------------
TOTAL OTHER INVESTMENT COMPANIES
(COST $22,940)                                                            18,891
                                                                 ---------------
RIGHTS 0.0% OF NET ASSETS

FRANCE 0.0%
--------------------------------------------------------------------------------
Altran Technologies S.A. *                             234,560                 4
                                                                 ---------------
TOTAL RIGHTS
(COST $--)                                                                     4
                                                                 ---------------

                                                FACE/MATURITY
ISSUER                                              AMOUNT            VALUE
RATE, MATURITY DATE                              ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENTS 6.1% OF NET ASSETS

REPURCHASE AGREEMENT 6.1%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp.
Fully collateralized by U.S. Government Agency
   Securities with a value of $157,971
   1.92%, issued 07/31/08, due 08/01/08                154,860           154,852

U.S. TREASURY OBLIGATION 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   1.89%, 09/18/08 (a)                                   175                 175
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(COST $155,027)                                                          155,027
                                                                 ---------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 07/31/08, the tax basis cost of the fund's investments was $2,490,632, and the unrealized appreciation and depreciation were $310,003 and ($245,680), respectively, with a net unrealized appreciation of $64,323.

At 07/31/08, the prices of certain foreign securities held by the fund aggregating $1,766,813 were adjusted from their closing market prices following the guidelines adopted by the fund's Board of Trustees.

*    Non-income producing security.

(a) All or a portion of this security is held as collateral for open futures contracts.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,890 or 0.1% of net assets.

(c) Illiquid security. At the period end, the value of these amounted to $25,181 or 1.0% of net assets.

ADR   - American Depositary Receipt
BDR   - Brazilian depositary receipt
CVA   - Dutch Certificate
GDR   - Global Depository Receipt
Reg'd - Registered
REIT  - Real Estate Investment Trust
SDR   - Special drawing rights
USD   - Unified school district

In addition to the above the fund held the following at 07/31/08. All numbers are x1,000 except number of futures contracts.

                                               NUMBER OF   CONTRACT   UNREALIZED
                                               CONTRACTS     VALUE     (LOSSES)
FUTURES CONTRACTS

Russell 2000 Index, Long, expires 09/18/08             5      1,789         (46)
S & P 500 Index, Long, expires 09/18/08                2        634         (39)
                                                                      ----------
NET UNREALIZED LOSSES ON FUTURES                                            (85)


             CURRENCY    AMOUNT OF     CURRENCY     AMOUNT OF    UNREALIZED
EXPIRATION     TO BE    CURRENCY TO     TO BE      CURRENCY TO     GAINS /
   DATE      RECEIVED   BE RECEIVED   DELIVERED   BE DELIVERED     LOSSES
FORWARD FOREIGN CURRENCY CONTRACTS

10/31/2008        USD        31,470         EUR         20,274         273
02/27/2009        USD        36,107         EUR         23,400      (1,301)

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

04/20/2009        USD        15,624         EUR         10,150         284
03/31/2009        USD        35,514         EUR         23,050         157
05/26/2009        USD        26,437         EUR         17,200         127
10/31/2008        USD        32,229         GBP         16,371         133
04/06/2009        USD         5,649         GBP          2,900         (55)
04/21/2009        USD        40,922         GBP         21,030        (248)
07/22/2009        USD        20,001         GBP         10,330         103
05/26/2009        USD        16,094         CHF         16,810         217
08/29/2008        USD        17,725         CHF         18,560        (299)
08/04/2008        CHF         4,246         USD          4,054         (19)
12/09/2008        USD        10,485         CHF         10,970          67
03/19/2009        USD         5,836         CHF          6,100         320
04/20/2009        USD         1,933         CHF          2,020          88
05/11/2009        USD        29,272         CHF         30,580        (343)
                                                                 ----------
NET UNREALIZED LOSSES ON FORWARD FOREIGN
CURRENCY CONTRACTS                                                    (496)
                                                                 ----------

SCHWAB CAPITAL TRUST
LAUDUS U.S. MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    90.3%  COMMON STOCK                                95,791           101,124
     3.2%  FOREIGN COMMON STOCK                         3,343             3,582
     6.1%  SHORT-TERM INVESTMENT                        6,881             6,881
--------------------------------------------------------------------------------
    99.6%  TOTAL INVESTMENTS                          106,015           111,587
     0.4%  OTHER ASSETS AND LIABILITIES                                     425
--------------------------------------------------------------------------------
   100.0%  NET ASSETS                                                   112,012

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COMMON STOCK 90.3% OF NET ASSETS

AUTOMOBILES & COMPONENTS 1.3%
--------------------------------------------------------------------------------
Toyota Motor Corp.                                      19,200               830
WABCO Holdings, Inc.                                    14,400               650
                                                                 ---------------
                                                                           1,480
BANKS 2.3%
--------------------------------------------------------------------------------
First Horizon National Corp.                            43,000               404
Hudson City Bancorp, Inc.                               21,305               389
New York Community Bancorp, Inc.                        20,170               335
People's United Financial, Inc.                         43,257               735
The Colonial BancGroup, Inc.                            30,965               206
U.S. Bancorp                                            14,958               458
                                                                 ---------------
                                                                           2,527
CAPITAL GOODS 5.5%
--------------------------------------------------------------------------------
AGCO Corp. *                                             8,279               496
Alliant Techsystems, Inc. *                              5,600               554
Dover Corp.                                             11,500               571
Hexcel Corp. *                                          25,150               477
Joy Global, Inc.                                         7,300               527
McDermott International, Inc. *                         14,355               684
Northrop Grumman Corp.                                   8,410               567
Precision Castparts Corp.                                4,520               422
Rockwell Collins, Inc.                                   9,400               467
SPX Corp.                                                5,790               734
Teleflex, Inc.                                          10,515               645
                                                                 ---------------
                                                                           6,144
CONSUMER DURABLES & APPAREL 0.9%
--------------------------------------------------------------------------------
Lennar Corp., Class A                                   18,100               219
Snap-on, Inc.                                            9,185               517
Toll Brothers, Inc. *                                   11,200               225
                                                                  --------------
                                                                             961

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
CONSUMER SERVICES 6.1%
--------------------------------------------------------------------------------
Carnival Corp.                                          38,000             1,404
Life Time Fitness, Inc. *                                7,200               214
McDonald's Corp.                                        17,100             1,022
Regis Corp.                                             20,202               565
Starwood Hotels & Resorts Worldwide, Inc.               36,300             1,245
The Cheesecake Factory, Inc. *                          27,100               382
Wynn Resorts Ltd.                                        8,125               792
YUM! Brands, Inc.                                       34,000             1,218
                                                                 ---------------
                                                                           6,842
DIVERSIFIED FINANCIALS 12.2%
--------------------------------------------------------------------------------
American Capital Ltd.                                   18,290               372
Bank of America Corp.                                   18,280               601
Bank of New York Mellon Corp.                           33,200             1,179
Capital One Financial Corp.                             22,800               954
CIT Group, Inc.                                         24,500               208
CME Group, Inc.                                          3,453             1,244
Discover Financial Services                             79,250             1,161
E*TRADE Financial Corp. *                              101,990               308
Federated Investors, Inc., Class B                      17,700               582
JPMorgan Chase & Co.                                    40,470             1,644
Knight Capital Group, Inc., Class A *                   44,115               723
Legg Mason, Inc.                                        33,900             1,368
Merrill Lynch & Co., Inc.                               38,750             1,033
Moody's Corp.                                           15,400               536
Morgan Stanley                                          24,300               959
The Goldman Sachs Group, Inc.                            3,752               690
                                                                 ---------------
                                                                          13,562
ENERGY 6.7%
--------------------------------------------------------------------------------
Cameron International Corp. *                            9,800               468
ConocoPhillips                                          11,370               928
CONSOL Energy, Inc.                                      5,000               372
Exxon Mobil Corp.                                       12,800             1,029
Gazprom - Reg'd ADR                                     14,000               675
Marathon Oil Corp.                                      13,900               688
Murphy Oil Corp.                                         7,700               614
National-Oilwell Varco, Inc. *                           7,675               603
Petroleo Brasileiro S.A. ADR                             6,950               388
Transocean, Inc. *                                       3,497               476
Weatherford International Ltd. *                        32,700             1,234
                                                                 ---------------
                                                                           7,475
FOOD & STAPLES RETAILING 1.0%
--------------------------------------------------------------------------------
CVS Caremark Corp.                                      22,995               840
Rite Aid Corp. *                                       215,760               276
                                                                 ---------------
                                                                           1,116
FOOD, BEVERAGE & TOBACCO 0.4%
--------------------------------------------------------------------------------
Tyson Foods, Inc., Class A                              27,405               408

HEALTH CARE EQUIPMENT & SERVICES 7.0%
--------------------------------------------------------------------------------
Alcon, Inc.                                              4,660               804

LAUDUS U.S. MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Baxter International, Inc.                              13,095               898
Beckman Coulter, Inc.                                    5,900               427
Boston Scientific Corp. *                               34,628               412
CIGNA Corp.                                              8,874               329
Eclipsys Corp. *                                        19,750               435
Edwards Lifesciences Corp. *                            12,600               790
Express Scripts, Inc. *                                  5,124               361
HEALTHSOUTH Corp. *                                     21,600               355
Hospira, Inc. *                                          7,580               289
Humana, Inc. *                                          19,785               869
McKesson Corp.                                          11,945               669
Pediatrix Medical Group, Inc. *                         12,300               598
Varian Medical Systems, Inc. *                          10,140               608
                                                                 ---------------
                                                                           7,844
INSURANCE 3.5%
--------------------------------------------------------------------------------
ACE Ltd.                                                15,688               795
Arch Capital Group Ltd. *                                7,700               537
Assurant, Inc.                                           8,610               518
Cincinnati Financial Corp.                               8,100               225
MetLife, Inc.                                           10,465               531
The Allstate Corp.                                      17,310               800
The Hartford Financial Services Group, Inc.              7,140               453
                                                                 ---------------
                                                                           3,859
MATERIALS 4.2%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                           2,711               258
Commercial Metals Co.                                   19,300               576
Cytec Industries, Inc.                                  10,230               553
Freeport-McMoRan Copper & Gold, Inc.                     3,889               376
International Flavors & Fragrances, Inc.                13,100               527
Monsanto Co.                                             9,501             1,132
Pactiv Corp. *                                          29,800               719
Praxair, Inc.                                            5,805               544
                                                                 ---------------
                                                                           4,685
MEDIA 1.9%
--------------------------------------------------------------------------------
Comcast Corp., Special Class A                          65,375             1,343
Liberty Media Corp. - Capital, Series A *                9,610               149
The DIRECTV Group, Inc. *                               29,960               809
                                                                 ---------------
                                                                           2,301
PHARMACEUTICALS & BIOTECHNOLOGY 6.6%
--------------------------------------------------------------------------------
Abbott Laboratories                                      7,825               441
Eli Lilly & Co.                                         17,855               841
Genentech, Inc. *                                       14,730             1,403
Gilead Sciences, Inc. *                                 26,725             1,443
Roche Holding AG - Genusschein                           1,700               315
Schering-Plough Corp.                                   70,400             1,484
Thermo Fisher Scientific, Inc. *                        15,970               966
Varian, Inc. *                                          10,785               533
                                                                 ---------------
                                                                           7,426
RETAILING 4.7%
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                      38,350             1,523
Coldwater Creek, Inc. *                                 38,600               252
Macy's, Inc.                                            28,296               532
Priceline.com, Inc. *                                    4,516               519

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
The Gap, Inc.                                           19,000               306
The TJX Cos., Inc.                                      16,885               569
Tiffany & Co.                                           30,500             1,153
Urban Outfitters, Inc. *                                13,320               440
                                                                 ---------------
                                                                           5,294
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7.5%
--------------------------------------------------------------------------------
Analog Devices, Inc.                                    18,500               565
Broadcom Corp., Class A *                               23,400               569
Intel Corp.                                            130,960             2,906
LSI Corp. *                                             43,100               299
Maxim Integrated Products, Inc.                         34,890               685
MEMC Electronic Materials, Inc. *                       19,710               911
Micron Technology, Inc. *                              130,000               628
National Semiconductor Corp.                            59,300             1,242
ON Semiconductor Corp. *                                41,011               385
Teradyne, Inc. *                                        16,150               151
                                                                 ---------------
                                                                           8,341
SOFTWARE & SERVICES 5.7%
--------------------------------------------------------------------------------
Activision Blizzard, Inc. *                             17,790               640
Adobe Systems, Inc. *                                   17,575               727
Electronic Arts, Inc. *                                 11,550               499
Google, Inc., Class A *                                  2,172             1,029
MasterCard, Inc., Class A                                2,830               691
Microsoft Corp.                                         28,910               744
Oracle Corp. *                                          27,840               599
Paychex, Inc.                                            7,600               250
Salesforce.com, Inc. *                                   5,830               372
THQ, Inc. *                                             33,400               507
Visa, Inc., Class A *                                    5,160               377
                                                                 ---------------
                                                                           6,435
TECHNOLOGY HARDWARE & EQUIPMENT 8.4%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                          28,900               273
Agilent Technologies, Inc. *                             9,600               346
Apple, Inc. *                                            5,180               823
Avnet, Inc. *                                           12,200               333
Corning, Inc.                                           57,005             1,141
Dell, Inc. *                                           121,260             2,979
Hewlett-Packard Co.                                     49,650             2,224
NCR Corp. *                                             18,050               485
Nortel Networks Corp. *                                  2,696                21
QUALCOMM, Inc.                                           5,350               296
Zebra Technologies Corp., Class A *                     16,535               510
                                                                 ---------------
                                                                           9,431
TELECOMMUNICATION SERVICES 2.3%
--------------------------------------------------------------------------------
AT&T, Inc.                                              27,100               835
Crown Castle International Corp. *                      17,360               663
France Telecom S.A.                                     17,500               551
Level 3 Communications, Inc. *                         149,800               510
                                                                 ---------------
                                                                           2,559
TRANSPORTATION 1.4%
--------------------------------------------------------------------------------
Hertz Global Holdings, Inc. *                           26,286               224
JetBlue Airways Corp. *                                 25,800               136

LAUDUS U.S. MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Southwest Airlines Co.                                  23,000               359

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Union Pacific Corp.                                     10,800               890
                                                                 ---------------
                                                                           1,609
UTILITIES 0.7%
--------------------------------------------------------------------------------
Entergy Corp.                                            7,720               825
                                                                 ---------------
TOTAL COMMON STOCK
(COST $95,791)                                                           101,124
                                                                 ---------------
FOREIGN COMMON STOCK 3.2% OF NET ASSETS

CANADA 0.4%
--------------------------------------------------------------------------------

TECHNOLOGY HARDWARE & EQUIPMENT 0.4%
Research In Motion Ltd. *                                3,452               424

HONG KONG 0.3%
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 0.3%
China Mobile Ltd.                                       27,900               375

ISRAEL 1.0%
--------------------------------------------------------------------------------

PHARMACEUTICALS & BIOTECHNOLOGY 1.0%
Teva Pharmaceutical Industries Ltd.                     25,210             1,130

LUXEMBOURG 0.3%
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 0.3%
Millicom International Cellular S.A.                     4,583               355

SINGAPORE 0.7%
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.7%
Verigy Ltd. *                                           32,432               721

UNITED KINGDOM 0.5%
--------------------------------------------------------------------------------

INSURANCE 0.5%
Willis Group Holdings Ltd.                              18,440               577
                                                                 ---------------
TOTAL FOREIGN COMMON STOCK
(COST $3,343)                                                              3,582
                                                                 ---------------

                                                FACE/MATURITY
ISSUER                                              AMOUNT            VALUE
RATE, MATURITY DATE                              ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENT 6.1% OF NET ASSETS

REPURCHASE AGREEMENT 6.1%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
Fully collateralized by Federal Home Loan
   Mortgage Corp. with a value of $7,027
   1.92%, issued 07/31/08, due 08/01/08                  6,881             6,881
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENT
(COST $6,881)                                                              6,881
                                                                 ---------------

END OF INVESTMENTS.

(All dollar amount are x 1,000)

At 07/31/08, the tax basis cost of the fund's investments was $107,529 and the unrealized appreciation and depreciation were $13,376 and ($9,318), respectively, with a net unrealized appreciation of $4,058.

*    Non-income producing security.

ADR - American Depositary Receipt

SCHWAB CAPITAL TRUST
SCHWAB BALANCED FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
      --%  COMMON STOCK                                    --                 9
    97.2%  OTHER INVESTMENT COMPANIES                 107,444           101,638
     2.9%  SHORT-TERM INVESTMENT                        3,027             3,027
--------------------------------------------------------------------------------
   100.1%  TOTAL INVESTMENTS                          110,471           104,674
   (0.1)%  OTHER ASSETS AND LIABILITIES                                     (92)
--------------------------------------------------------------------------------
   100.0%  NET ASSETS                                                   104,582

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COMMON STOCK 0.0% OF NET ASSETS

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
--------------------------------------------------------------------------------
Nortel Networks Corp. *                                  1,201                 9
                                                                 ---------------
TOTAL COMMON STOCK
(COST $--)                                                                     9
                                                                 ---------------
OTHER INVESTMENT COMPANIES 97.2% OF NET ASSETS

Laudus Small-Cap MarketMasters Fund,
   Select Shares (a)*                                  646,357             7,465
Schwab Core Equity Fund (a)                          3,250,103            55,479
Schwab Total Bond Market Fund (a)                    4,228,800            38,694
                                                                 ---------------
TOTAL OTHER INVESTMENT COMPANIES
(COST $107,444)                                                          101,638
                                                                 ---------------

                                                FACE/MATURITY
ISSUER                                              AMOUNT            VALUE
RATE, MATURITY DATE                              ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENT 2.9% OF NET ASSETS

REPURCHASE AGREEMENT 2.9%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
Fully collateralized by Federal Home Loan
   Mortgage Corp. with a value of $3,090
   1.92%, issued 07/31/08, due 08/01/08                  3,027             3,027
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENT
(COST $3,027)                                                              3,027
                                                                 ---------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 07/31/08, the tax basis cost of the fund's investments was $110,634, and the unrealized appreciation and depreciation were $0 and ($5,960), respectively, with a net depreciation of ($5,960).

*    Non-income producing security.
(a)  Issuer is affiliated with the fund's adviser.

In addition to the above, the fund held the following at 07/31/08. All numbers x 1,000.

                        AMOUNT OF               AMOUNT OF
             CURRENCY   CURRENCY    CURRENCY    CURRENCY    UNREALIZED
EXPIRATION     TO BE      TO BE       TO BE       TO BE       GAINS /
   DATE      RECEIVED   RECEIVED    DELIVERED   DELIVERED     (LOSSES)
----------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS

10/10/2008     CNY        6,994        USD         1,030        11
10/10/2008     USD        1,030        CNY         6,994        (2)
08/04/2008     KRW       34,988        USD            35        (3)
08/04/2008     USD           35        KRW        34,988         2
11/05/2008     RUB          276        USD            12         1
11/05/2008     USD           12        RUB           276        (1)
                                                               ---
NET UNREALIZED GAINS ON FORWARD FOREIGN CURRENCY CONTRACTS       8
                                                               ---

SCHWAB CAPITAL TRUST
LAUDUS SMALL-CAP MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    93.8%  COMMON STOCK                                497,913           501,957
     2.1%  FOREIGN COMMON STOCK                         13,846            11,174
     3.6%  SHORT-TERM INVESTMENTS                       19,173            19,173
--------------------------------------------------------------------------------
    99.5%  TOTAL INVESTMENTS                           530,932           532,304
     0.5%  OTHER ASSETS AND
           LIABILITIES                                                     2,732
--------------------------------------------------------------------------------
   100.0%  NET ASSETS                                                    535,036

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COMMON STOCK 93.8% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.6%
--------------------------------------------------------------------------------
WABCO Holdings, Inc.                                    69,500             3,139

BANKS  2.5%
--------------------------------------------------------------------------------
Bank of the Ozarks, Inc.                                94,955             1,946
First Horizon National Corp.                           183,400             1,724
Glacier Bancorp, Inc.                                   85,895             1,861
New York Community Bancorp, Inc.                       103,546             1,721
People's United Financial, Inc.                        208,226             3,536
The Colonial BancGroup, Inc.                           115,710               771
Wilmington Trust Corp.                                  76,997             1,815
                                                                 ---------------
                                                                          13,374
CAPITAL GOODS 8.6%
--------------------------------------------------------------------------------
Aerovironment, Inc. *                                  102,200             3,335
Alliant Techsystems, Inc. *                             26,995             2,672
Argon ST, Inc. *                                       158,090             3,917
Astec Industries, Inc. *                                88,500             2,825
Axsys Technologies, Inc. *                              34,400             2,526
Baldor Electric Co.                                    207,638             7,070
Bucyrus International, Inc.                             28,400             1,988
CAE, Inc.                                              191,370             2,048
Dover Corp.                                              8,400               417
General Cable Corp. *                                   46,862             2,701
Hexcel Corp. *                                         118,100             2,241
Joy Global, Inc.                                        27,000             1,950
Nordson Corp.                                            8,700               615
Rockwell Collins, Inc.                                  32,500             1,615
SPX Corp.                                               27,960             3,545
Teleflex, Inc.                                         107,058             6,565
                                                                 ---------------
                                                                          46,030
COMMERCIAL SERVICES & SUPPLIES 4.8%
--------------------------------------------------------------------------------
ABM Industries, Inc.                                   124,000             2,967
Acco Brands Corp. *                                    141,960             1,217

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
American Ecology Corp.                                  52,500             1,654
Clean Harbors, Inc. *                                   27,400             2,138
Cornell Cos., Inc. *                                   154,730             4,031
CoStar Group, Inc. *                                    42,800             2,135
Metalico, Inc. *                                       107,100             1,649
Resources Connection, Inc.                              64,200             1,486
Steelcase, Inc., Class A                               401,135             3,995
The Geo Group, Inc. *                                   67,820             1,631
Watson Wyatt Worldwide, Inc., Class A                   49,187             2,850
                                                                 ---------------
                                                                          25,753
CONSUMER DURABLES & APPAREL 2.4%
--------------------------------------------------------------------------------
Carter's, Inc. *                                       158,262             2,616
Columbia Sportswear Co.                                 51,500             1,921
Deckers Outdoor Corp. *                                 15,200             1,718
Lennar Corp., Class A                                   87,300             1,056
Snap-on, Inc.                                           44,315             2,495
The Warnaco Group, Inc. *                               47,500             1,993
Toll Brothers, Inc. *                                   53,500             1,075
                                                                 ---------------
                                                                          12,874
CONSUMER SERVICES 4.3%
--------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                  127,403             3,649
Capella Education Co. *                                 32,400             1,691
Corinthian Colleges, Inc. *                            293,178             4,618
ITT Educational Services, Inc. *                        19,000             1,683
Regis Corp.                                             75,306             2,108
Strayer Education, Inc.                                 17,050             3,797
The Cheesecake Factory, Inc. *                         104,900             1,477
Vail Resorts, Inc. *                                    56,486             2,281
WMS Industries, Inc. *                                  51,260             1,444
                                                                 ---------------
                                                                          22,748
DIVERSIFIED FINANCIALS 5.7%
--------------------------------------------------------------------------------
Calamos Asset Management, Inc., Class A                214,313             4,385
E*TRADE Financial Corp. *                              358,220             1,082
Federated Investors, Inc., Class B                      85,300             2,803
GAMCO Investors, Inc., Class A                          71,967             3,218
KBW, Inc. *                                             49,107             1,297
Knight Capital Group, Inc., Class A *                  446,738             7,322
Moody's Corp.                                           45,200             1,574
Raymond James Financial, Inc.                          137,927             3,986
Riskmetrics Group, Inc. *                               86,500             1,559
Waddell & Reed Financial, Inc., Class A                 92,600             3,093
                                                                 ---------------
                                                                          30,319
ENERGY 5.0%
--------------------------------------------------------------------------------
Arena Resources, Inc. *                                 61,660             2,522
Cameron International Corp. *                            8,900               425
Carrizo Oil & Gas, Inc. *                               40,175             2,022
Concho Resources, Inc. *                                70,700             2,315
CONSOL Energy, Inc.                                      2,400               179
Holly Corp.                                             96,664             2,763

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Hornbeck Offshore Services, Inc. *                      30,600             1,364
MarkWest Energy Partners L.P.                           42,570             1,407
Murphy Oil Corp.                                         7,450               594
Oceaneering International, Inc. *                       25,000             1,516
T-3 Energy Services, Inc. *                             22,500             1,543
TETRA Technologies, Inc. *                             238,500             4,515
Weatherford International Ltd. *                         8,400               317
Whiting Petroleum Corp. *                               19,329             1,811
Willbros Group, Inc. *                                  97,257             3,655
                                                                 ---------------
                                                                          26,948
FOOD & STAPLES RETAILING 0.9%
--------------------------------------------------------------------------------
Ruddick Corp.                                           59,200             1,833
United Natural Foods, Inc. *                           153,787             2,956
                                                                 ---------------
                                                                           4,789
FOOD, BEVERAGE & TOBACCO 3.6%
--------------------------------------------------------------------------------
Central European Distribution Corp. *                   25,900             1,890
Diamond Foods, Inc.                                     90,900             2,211
Flowers Foods, Inc.                                     63,500             1,909
Lance, Inc.                                            131,072             2,412
The Hain Celestial Group, Inc. *                       248,683             6,501
TreeHouse Foods, Inc. *                                111,423             3,019
Tyson Foods, Inc., Class A                             102,305             1,524
                                                                 ---------------
                                                                          19,466
HEALTH CARE EQUIPMENT & SERVICES 11.7%
--------------------------------------------------------------------------------
Allscripts Healthcare Solutions, Inc. *                 95,500             1,151
AMN Healthcare Services, Inc. *                        160,157             3,027
Analogic Corp.                                         124,256             9,093
Beckman Coulter, Inc.                                   28,100             2,033
Centene Corp. *                                        113,500             2,532
Cyberonics, Inc. *                                      67,900             1,875
Eclipsys Corp. *                                       115,860             2,555
Edwards Lifesciences Corp. *                            81,100             5,083
Greatbatch, Inc. *                                     114,500             2,343
HEALTHSOUTH Corp. *                                    103,760             1,704
Hospira, Inc. *                                         36,680             1,400
ICU Medical, Inc. *                                     48,500             1,379
Immucor, Inc. *                                         50,600             1,524
Integra LifeSciences Holdings *                         31,200             1,424
Kensey Nash Corp. *                                     47,900             1,663
Masimo Corp. *                                          49,300             1,862
Natus Medical, Inc. *                                  119,900             2,783
Pediatrix Medical Group, Inc. *                         54,720             2,662
PharMerica Corp. *                                      65,800             1,556
Thoratec Corp. *                                       285,000             5,347
Wright Medical Group, Inc. *                           239,400             7,539
Zoll Medical Corp. *                                    72,500             2,284
                                                                 ---------------
                                                                          62,819
HOUSEHOLD & PERSONAL PRODUCTS 1.0%
--------------------------------------------------------------------------------
NBTY, Inc. *                                            93,185             3,214
Prestige Brands Holdings, Inc. *                       210,338             2,086
                                                                 ---------------
                                                                           5,300

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
INSURANCE 0.9%
--------------------------------------------------------------------------------
Arch Capital Group Ltd. *                               36,394             2,538
Assurant, Inc.                                          38,510             2,315
                                                                 ---------------
                                                                           4,853
MATERIALS 4.9%
--------------------------------------------------------------------------------
Brush Engineered Materials, Inc. *                     102,000             2,441
Calgon Carbon Corp. *                                  191,500             3,638
Commercial Metals Co.                                   93,000             2,776
Cytec Industries, Inc.                                  49,350             2,668
Glatfelter                                             288,000             4,211
International Flavors & Fragrances, Inc.                62,900             2,530
Landec Corp. *                                          69,500               617
Pactiv Corp. *                                         129,000             3,110
Rockwood Holdings, Inc. *                               65,400             2,495
Symyx Technologies, Inc. *                             156,500             1,485
                                                                 ---------------
                                                                          25,971
PHARMACEUTICALS & BIOTECHNOLOGY 6.9%
--------------------------------------------------------------------------------
Alkermes, Inc. *                                       187,500             2,953
ICON plc ADR *                                          29,400             2,362
Illumina, Inc. *                                        33,600             3,133
Martek Biosciences Corp. *                             116,000             4,363
Perrigo Co.                                             96,961             3,416
Salix Pharmaceuticals Ltd. *                           430,000             3,431
Techne Corp. *                                          35,700             2,839
The Medicines Co. *                                    219,000             4,864
Thermo Fisher Scientific, Inc. *                         9,800               593
United Therapeutics Corp. *                             55,433             6,286
Varian, Inc. *                                          49,698             2,455
                                                                 ---------------
                                                                          36,695
REAL ESTATE 1.3%
--------------------------------------------------------------------------------
Lexington Realty Trust                                 221,575             3,191
Washington Real Estate Investment Trust                106,202             3,638
                                                                 ---------------
                                                                           6,829
RETAILING 4.0%
--------------------------------------------------------------------------------
1-800-FLOWERS.COM, Inc., Class A *                     399,000             2,198
Aaron Rents, Inc.                                      113,840             3,127
bebe stores, Inc.                                      104,500             1,084
Blue Nile, Inc. *                                       65,684             2,530
Coldwater Creek, Inc. *                                153,300             1,000
Fred's, Inc., Class A                                  210,200             2,703
GameStop Corp., Class A *                               66,790             2,706
Macy's, Inc.                                            83,944             1,579
PetMed Express, Inc. *                                  53,135               770
Pier 1 Imports, Inc. *                                 459,880             1,702
The Gap, Inc.                                           16,600               268
Tractor Supply Co. *                                    35,000             1,330
Tuesday Morning Corp. *                                153,500               589
                                                                 ---------------
                                                                          21,586
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5.4%
--------------------------------------------------------------------------------
Broadcom Corp., Class A *                               79,900             1,941
Cabot Microelectronics Corp. *                          34,500             1,347
Cymer, Inc. *                                           46,000             1,218

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
EMCORE Corp. *                                         494,000             2,430
Exar Corp. *                                           370,000             2,849
FEI Co. *                                              172,000             4,343
Kopin Corp. *                                          941,500             3,041
LSI Corp. *                                            164,000             1,138
Maxim Integrated Products, Inc.                        167,750             3,295
Silicon Image, Inc. *                                  506,500             3,551
Teradyne, Inc. *                                        81,100               760
Ultratech, Inc. *                                      211,500             3,117
                                                                 ---------------
                                                                          29,030
SOFTWARE & SERVICES 12.5%
--------------------------------------------------------------------------------
ANSYS, Inc. *                                           71,800             3,294
Ariba, Inc. *                                           43,500               714
Aspen Technology, Inc. *                               334,000             4,442
Blackboard, Inc. *                                      43,400             1,734
Concur Technologies, Inc. *                             70,210             2,894
Epicor Software Corp. *                                247,000             1,670
Equinix, Inc. *                                         22,000             1,790
FalconStor Software, Inc. *                            316,015             2,184
Interwoven, Inc. *                                     263,500             3,710
Lionbridge Technologies, Inc. *                        673,000             1,777
ManTech International Corp., Class A *                  67,978             3,796
Mentor Graphics Corp. *                                 72,000               999
Nuance Communications, Inc. *                          177,270             2,751
Parametric Technology Corp. *                          136,000             2,634
Perficient, Inc. *                                     114,000             1,148
Quality Systems, Inc.                                  109,975             3,613
RealNetworks, Inc. *                                   478,000             3,284
RightNow Technologies, Inc. *                          166,199             2,674
Safeguard Scientifics, Inc. *                          823,121             1,111
Secure Computing Corp. *                               410,500             1,613
Sohu.com, Inc. *                                        28,400             2,144
Solera Holdings, Inc. *                                 72,900             2,113
Switch & Data Facilities Co. *                         117,600             1,979
Take-Two Interactive Software, Inc. *                   45,910             1,047
THQ, Inc. *                                            325,192             4,937
TIBCO Software, Inc. *                                 437,306             3,590
Vocus, Inc. *                                           91,010             3,239
                                                                 ---------------
                                                                          66,881
TECHNOLOGY HARDWARE & EQUIPMENT 3.9%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                         137,470             1,301
Agilent Technologies, Inc. *                            37,800             1,363
Avnet, Inc. *                                           53,300             1,453
Electro Scientific Industries, Inc. *                  150,000             2,346
F5 Networks, Inc. *                                     75,818             2,210
FLIR Systems, Inc. *                                    51,280             2,089
Itron, Inc. *                                           19,300             1,782
L-1 Identity Solutions, Inc. *                         190,346             2,564
Riverbed Technology, Inc. *                            207,268             3,289
SeaChange International, Inc. *                         98,111               728
Zebra Technologies Corp., Class A *                     61,785             1,904
                                                                 ---------------
                                                                          21,029

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
TELECOMMUNICATION SERVICES 1.5%
--------------------------------------------------------------------------------
Cbeyond, Inc. *                                        118,123             2,029
SBA Communications Corp., Class A *                    161,760             6,129
                                                                 ---------------
                                                                           8,158
TRANSPORTATION  1.4%
--------------------------------------------------------------------------------
Allegiant Travel Co. *                                  81,500             2,011
Hub Group, Inc., Class A *                              80,900             3,144
Kirby Corp. *                                           46,330             2,211
                                                                 ---------------
                                                                           7,366
                                                                 ---------------
TOTAL COMMON STOCK
(COST $497,913)                                                          501,957
                                                                 ---------------

FOREIGN COMMON STOCK 2.1% OF NET ASSETS

BERMUDA 0.3%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.3%
Helen of Troy Ltd. *                                    69,000             1,418

CANADA 0.7%
--------------------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO 0.5%
SunOpta, Inc. *                                        464,390             2,466

SOFTWARE & SERVICES 0.2%
Open Text Corp. *                                       35,300             1,098
                                                                 ---------------
                                                                           3,564
SINGAPORE 0.6%
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.6%
Verigy Ltd. *                                          155,857             3,465

UNITED KINGDOM 0.5%
--------------------------------------------------------------------------------

INSURANCE 0.5%
Willis Group Holdings Ltd.                              87,213             2,727
                                                                 ---------------
TOTAL FOREIGN COMMON STOCK
(COST $13,846)                                                            11,174
                                                                 ---------------

                                                FACE/MATURITY
ISSUER                                              AMOUNT            VALUE
RATE, MATURITY DATE                              ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENTS 3.6% OF NET ASSETS

REPURCHASE AGREEMENT 3.6%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
Fully collateralized by Federal Home Loan
   Mortgage Corp. Securities with a value
   of $19,442.
   1.92%, issued 07/31/08, due 08/01/08                 19,050            19,049
                                                                 ---------------

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                FACE/MATURITY
ISSUER                                              AMOUNT            VALUE
RATE, MATURITY DATE                              ($ X 1,000)       ($ X 1,000)
U.S. TREASURY OBLIGATION 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   1.91%, 09/18/08 (a)                                     124               124
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(COST $19,173)                                                            19,173
                                                                 ---------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 07/31/08, the tax basis cost of the fund's investments was $536,030, and the unrealized appreciation and depreciation were $42,076 and ($45,802), respectively, with a net depreciation of ($3,726).

*    Non-income producing security.

(a) All or a portion of this security is held as collateral for open futures contracts.

ADR  - American Depositary Receipt

In addition to the above, the fund held the following at 07/31/08. All numbers are x1,000 except number of futures contracts.

                            NUMBER OF   CONTRACT   UNREALIZED
                            CONTRACTS     VALUE     (LOSSES)

FUTURES CONTRACT

Russell 2000 Index, Long,
expires 09/18/08                    5      1,789         (46)

SCHWAB CAPITAL TRUST
SCHWAB INTERNATIONAL INDEX FUND(R)

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
      --%  U.S. COMMON STOCK                              544               852
    99.2%  FOREIGN COMMON STOCK                     1,107,223         1,724,989
     0.2%  PREFERRED STOCK                              2,466             2,699
     0.1%  RIGHTS                                       1,570             1,589
     0.2%  OTHER INVESTMENT COMPANIES                   3,716             3,319
     0.1%  SHORT-TERM INVESTMENT                        2,553             2,553
 -------------------------------------------------------------------------------
    99.8%  TOTAL INVESTMENTS                        1,118,072         1,736,001
     5.2%  COLLATERAL INVESTED FOR
           SECURITIES ON LOAN                          89,487            89,487
   (5.0)%  OTHER ASSETS AND LIABILITIES, NET                            (86,706)
 -------------------------------------------------------------------------------
   100.0%  TOTAL NET ASSETS                                           1,738,782

                                                  NUMBER OF            VALUE
SECURITY                                            SHARES          ($ X 1,000)
U.S. COMMON STOCK 0.0% OF NET ASSETS

FOOD, BEVERAGE & TOBACCO 0.0%
--------------------------------------------------------------------------------
Dr. Pepper Snapple Group, Inc. *                        41,218               852
                                                                 ---------------
TOTAL U.S. COMMON STOCK
(COST $544)                                                                  852
                                                                 ---------------
FOREIGN COMMON STOCK 99.2% OF NET ASSETS

AUSTRALIA 5.0%
--------------------------------------------------------------------------------

BANKS 1.6%
Australia & New Zealand Banking Group Ltd.             302,761             4,583
Commonwealth Bank of Australia                         220,498             8,176
National Australia Bank Ltd. (a)                       265,022             6,084
St. George Bank Ltd.                                    91,790             2,373
Westpac Banking Corp.                                  298,794             5,999
                                                                 ---------------
                                                                          27,215
COMMERCIAL SERVICES & SUPPLIES 0.1%
Brambles Ltd.                                          236,391             1,817

DIVERSIFIED FINANCIALS 0.1%
Macquarie Group Ltd. (a)                                41,564             1,983

ENERGY 0.2%
Woodside Petroleum Ltd.                                 78,317             3,932

                                                  NUMBER OF            VALUE
SECURITY                                            SHARES          ($ X 1,000)
FOOD & STAPLES RETAILING 0.4%
Wesfarmers Ltd.                                         70,247             2,252
Wesfarmers Ltd., Price Protected Shares                 26,408               849
Woolworths Ltd.                                        201,640             4,755
                                                                 ---------------
                                                                           7,856
FOOD, BEVERAGE & TOBACCO 0.1%
Foster's Group Ltd.                                    310,703             1,443

INSURANCE 0.4%
AMP Ltd.                                               283,951             1,737
QBE Insurance Group Ltd.                               132,410             2,795
Suncorp-Metway Ltd.                                    148,012             1,850
                                                                 ---------------
                                                                           6,382
MATERIALS 1.6%
BHP Billiton Ltd. (a)                                  581,476            21,698
Newcrest Mining Ltd.                                    74,314             2,056
Rio Tinto Ltd.                                          44,243             5,179
                                                                 ---------------
                                                                          28,933
PHARMACEUTICALS & BIOTECHNOLOGY 0.2%
CSL Ltd.                                                90,137             2,915

REAL ESTATE 0.3%
Westfield Group (a)                                    324,025             4,890
                                                                 ---------------
                                                                          87,366
AUSTRIA 0.3%
--------------------------------------------------------------------------------

BANKS 0.1%
Erste Bank der oesterreichischen
   Sparkassen AG (a)                                    33,336             2,125

ENERGY 0.1%
OMV AG                                                  25,065             1,726

TELECOMMUNICATION SERVICES 0.1%
Telekom Austria AG                                      54,842             1,129
                                                                 ---------------
                                                                           4,980
BELGIUM 0.8%
--------------------------------------------------------------------------------

BANKS 0.3%
Dexia S.A. (a)                                         129,799             1,759
KBC GROEP N.V.                                          34,679             3,519
                                                                 ---------------
                                                                           5,278
DIVERSIFIED FINANCIALS 0.4%
Fortis NPV                                             358,772             5,039
Groupe Bruxelles Lambert S.A.                           13,694             1,519
                                                                 ---------------
                                                                           6,558
FOOD, BEVERAGE & TOBACCO 0.1%
InBev N.V.                                              33,347             2,235
                                                                 ---------------
                                                                          14,071
BERMUDA 0.1%
--------------------------------------------------------------------------------

RETAILING 0.1%
Esprit Holdings Ltd.                                   171,000             1,820

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF            VALUE
SECURITY                                            SHARES          ($ X 1,000)
CANADA  8.7%
--------------------------------------------------------------------------------

BANKS  1.9%
Bank of Montreal (a)                                    82,275             3,852
Bank of Nova Scotia                                    162,452             7,929
Canadian Imperial Bank of Commerce                      63,437             3,840
Royal Bank of Canada                                   210,452             9,711
The Toronto-Dominion Bank (a)                          133,480             8,120
                                                                 ---------------
                                                                          33,452
ENERGY 2.7%
Cameco Corp.                                            53,209             1,900
Canadian Natural Resources Ltd.                         88,025             6,878
Enbridge, Inc.                                          59,980             2,632
EnCana Corp.                                           132,106             9,534
Husky Energy, Inc. (a)                                  40,993             1,815
Imperial Oil Ltd.                                       52,047             2,564
Nexen, Inc.                                             84,914             2,671
Petro-Canada                                            79,554             3,672
Suncor Energy, Inc.                                    152,948             8,314
Talisman Energy, Inc.                                  162,888             2,913
TransCanada Corp.                                       91,572             3,551
                                                                 ---------------
                                                                          46,444
FOOD & STAPLES RETAILING 0.1%
Shoppers Drug Mart Corp.                                34,748             1,845

INSURANCE 0.8%
Manulife Financial Corp.                               248,015             9,136
Power Corp Of Canada                                    48,677             1,485
Sun Life Financial, Inc.                                97,223             3,779
                                                                 ---------------
                                                                          14,400
MATERIALS 1.7%
Agrium, Inc.                                            25,529             2,243
Barrick Gold Corp.                                     137,399             5,818
Goldcorp, Inc.                                         107,739             4,014
Kinross Gold Corp.                                      98,913             1,804
Potash Corp. of Saskatchewan, Inc.                      52,112            10,707
Teck Cominco Ltd., Class B                              67,862             3,117
Yamana Gold, Inc.                                      109,204             1,350
                                                                 ---------------
                                                                          29,053
REAL ESTATE 0.1%
Brookfield Asset Management, Inc., Class A              76,135             2,565

TECHNOLOGY HARDWARE & EQUIPMENT 0.6%
Research In Motion Ltd. *                               78,948             9,702

TELECOMMUNICATION SERVICES 0.5%
BCE, Inc.                                              132,156             5,026
Rogers Communications, Inc., Class B                    88,703             2,996
                                                                 ---------------
                                                                           8,022
TRANSPORTATION 0.3%
Canadian National Railway Co.                           86,466             4,559

                                                  NUMBER OF            VALUE
SECURITY                                            SHARES          ($ X 1,000)
Canadian Pacific Railway Ltd.                           25,153             1,580
                                                                 ---------------
                                                                           6,139
                                                                 ---------------
                                                                         151,622
DENMARK 0.7%
--------------------------------------------------------------------------------

BANKS 0.1%
Danske Bank A/S (a)                                     76,837             2,171

CAPITAL GOODS 0.2%
Vestas Wind Systems A/S *                               30,401             3,965

PHARMACEUTICALS & BIOTECHNOLOGY 0.3%
Novo Nordisk A/S, Class B                               75,894             4,812

TRANSPORTATION 0.1%
AP Moller - Maersk A/S, Series B                           159             1,849
                                                                 ---------------
                                                                          12,797
FINLAND 1.3%
--------------------------------------------------------------------------------

MATERIALS 0.1%
Stora Enso Oyj, Class R (a)                            103,510               935
UPM-Kymmene Oyj                                         83,482             1,320
                                                                 ---------------
                                                                           2,255
TECHNOLOGY HARDWARE & EQUIPMENT 1.0%
Nokia Oyj                                              653,383            17,832

UTILITIES 0.2%
Fortum Oyj                                              68,798             3,033
                                                                 ---------------
                                                                          23,120
FRANCE 10.6%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.3%
Compagnie Generale des Etablissements
   Michelin, Class B                                    23,759             1,566
PSA Peugeot Citroen                                     28,624             1,398
Renault S.A.                                            30,704             2,549
                                                                 ---------------
                                                                           5,513
BANKS 1.5%
BNP Paribas                                            148,597            14,649
Credit Agricole S.A.                                   120,954             2,576
Societe Generale                                        95,671             8,853
                                                                 ---------------
                                                                          26,078
CAPITAL GOODS 1.1%
Alstom                                                  32,032             3,586
Compagnie de Saint-Gobain                               58,875             3,659
Schneider Electric S.A.                                 38,335             4,245
Vallourec S.A.                                           8,759             2,608
Vinci S.A.                                              75,896             4,291
                                                                 ---------------
                                                                          18,389
CONSUMER DURABLES & APPAREL 0.3%
LVMH Moet Hennessy Louis Vuitton S.A.                   40,824             4,490

CONSUMER SERVICES 0.1%
Accor S.A.                                              37,106             2,475

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF            VALUE
SECURITY                                            SHARES          ($ X 1,000)
ENERGY 1.8%
Total S.A.                                             399,919            30,621

FOOD & STAPLES RETAILING 0.3%
Carrefour S.A.                                          96,720             4,940

FOOD, BEVERAGE & TOBACCO 0.5%
Groupe Danone                                           83,440             6,189
Pernod Ricard S.A.                                      36,514             3,177
                                                                 ---------------
                                                                           9,366
HEALTH CARE EQUIPMENT & SERVICES 0.1%
Essilor International S.A.                              32,662             1,613

HOUSEHOLD & PERSONAL PRODUCTS 0.2%
L'Oreal S.A.                                            40,437             4,234

INSURANCE 0.5%
Axa                                                    294,219             8,648

MATERIALS 0.5%
Air Liquide S.A.                                        41,685             5,454
Lafarge S.A.                                            27,323             3,717
                                                                 ---------------
                                                                           9,171
MEDIA 0.5%
Lagardere S.C.A.                                        22,134             1,213
Vivendi                                                181,776             7,600
                                                                 ---------------
                                                                           8,813
PHARMACEUTICALS & BIOTECHNOLOGY 0.7%
Sanofi-Aventis                                         170,773            11,987

REAL ESTATE 0.2%
Unibail-Rodamco                                         12,110             2,709

RETAILING 0.1%
PPR                                                     12,173             1,321

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Alcatel-Lucent *                                       358,710             2,146

TELECOMMUNICATION SERVICES 0.6%
Bouygues S.A.                                           42,577             2,752
France Telecom S.A.                                    249,875             7,901
                                                                 ---------------
                                                                          10,653
UTILITIES 1.2%
Electricite de France                                   39,070             3,395
GDF Suez                                                31,977             2,001
Suez S.A.                                              220,944            13,218
Veolia Environnement                                    59,976             3,183
                                                                 ---------------
                                                                          21,797
                                                                 ---------------
                                                                         184,964
GERMANY 9.1%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 1.3%
Bayerische Motoren Werke AG                             54,349             2,441
Continental AG                                          22,867             2,570
Daimler AG - Reg'd                                     171,504             9,908

                                                  NUMBER OF            VALUE
SECURITY                                            SHARES          ($ X 1,000)
Volkswagen AG (a)                                       25,393             8,091
                                                                 ---------------
                                                                          23,010
BANKS 0.2%
Commerzbank AG                                         105,004             3,376

CAPITAL GOODS 1.1%
MAN AG                                                  19,617             1,968
Siemens AG                                             148,578            18,155
                                                                 ---------------
                                                                          20,123
CONSUMER DURABLES & APPAREL 0.1%
Adidas AG                                               34,078             2,086

DIVERSIFIED FINANCIALS 0.7%
Deutsche Bank AG - Reg'd                                85,135             7,865
Deutsche Boerse AG                                      33,200             3,780
                                                                 ---------------
                                                                          11,645
HEALTH CARE EQUIPMENT & SERVICES 0.1%
Fresenius Medical Care AG & Co. KGaA                    30,500             1,680

INSURANCE 1.1%
Allianz SE - Reg'd                                      73,400            12,446
Muenchener Rueckversicherungs-Gesellschaft
   AG - Reg'd                                           36,694             6,091
                                                                 ---------------
                                                                          18,537
MATERIALS 1.6%
BASF SE                                                162,824            10,306
Bayer AG                                               127,406            10,965
Linde AG                                                19,486             2,695
ThyssenKrupp AG                                         66,828             3,718
                                                                 ---------------
                                                                          27,684
SOFTWARE & SERVICES 0.5%
SAP AG                                                 146,240             8,468

TELECOMMUNICATION SERVICES 0.5%
Deutsche Telekom AG - Reg'd                            485,962             8,424

TRANSPORTATION 0.2%
Deutsche Post AG - Reg'd                               125,827             2,953

UTILITIES 1.7%
E.ON AG                                                113,017            21,537
RWE AG                                                  74,676             8,936
                                                                 ---------------
                                                                          30,473
                                                                 ---------------
                                                                         158,459
GREECE 0.5%
--------------------------------------------------------------------------------

BANKS 0.4%
Alpha Bank A.E.                                         65,044             1,918
National Bank of Greece S.A.                            60,548             2,852
Piraeus Bank S.A.                                       55,440             1,656
                                                                 ---------------
                                                                           6,426
TELECOMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization
   S.A. (OTE)                                           57,905             1,204

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF            VALUE
SECURITY                                            SHARES          ($ X 1,000)
                                                                 ---------------
                                                                           7,630
HONG KONG 1.2%
--------------------------------------------------------------------------------

BANKS 0.1%
Hang Seng Bank Ltd.                                    121,836             2,384

CAPITAL GOODS 0.2%
Hutchison Whampoa Ltd.                                 336,370             3,147

DIVERSIFIED FINANCIALS 0.2%
Hong Kong Exchanges & Clearing Ltd.                    185,018             2,724

REAL ESTATE 0.5%
Cheung Kong (Holdings) Ltd.                            244,628             3,423
Sun Hung Kai Properties Ltd.                           242,604             3,598
Swire Pacific Ltd., Class A                            167,890             1,793
                                                                 ---------------
                                                                           8,814
UTILITIES 0.2%
CLP Holdings Ltd.                                      270,080             2,210
Hong Kong & China Gas Co., Ltd.                        673,200             1,482
                                                                 ---------------
                                                                           3,692
                                                                 ---------------
                                                                          20,761
IRELAND 0.5%
--------------------------------------------------------------------------------

BANKS 0.2%
Allied Irish Banks plc                                 138,658             1,716
Anglo Irish Bank Corp. plc (a)                         124,065               985
The Governor and Co. of the Bank of Ireland            155,007             1,302
                                                                 ---------------
                                                                           4,003
MATERIALS 0.2%
CRH plc                                                 87,100             2,306

PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
Elan Corp. plc *                                        76,904             1,566
                                                                 ---------------
                                                                           7,875
ITALY 3.5%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.1%
Fiat S.p.A.                                            103,597             1,773

BANKS 1.5%
Banco Popolare Societa Cooperativa                     109,760             1,972
Intesa Sanpaolo S.p.A                                1,599,904             8,985
UniCredit S.p.A.                                     2,190,129            13,048
Unione di Banche Italiane S.c.p.A.                     102,112             2,422
                                                                 ---------------
                                                                          26,427
ENERGY 0.8%
Eni S.p.A.                                             409,247            13,810

INSURANCE 0.4%
Assicurazioni Generali S.p.A.                          200,193             6,940

TELECOMMUNICATION SERVICES 0.3%
Telecom Italia S.p.A.                                1,808,111             3,245

                                                  NUMBER OF            VALUE
SECURITY                                            SHARES          ($ X 1,000)
Telecom Italia S.p.A. - RNC                            963,731             1,301
                                                                 ---------------
                                                                           4,546
TRANSPORTATION 0.1%
Atlantia S.p.A.                                         46,829             1,253

UTILITIES 0.3%
Enel S.p.A.                                            673,205             6,222
                                                                 ---------------
                                                                          60,971
JAPAN 15.9%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 1.9%
Bridgestone Corp.                                       91,657             1,496
Denso Corp.                                             71,600             1,860
Honda Motor Co., Ltd.                                  251,039             8,014
Nissan Motors Co., Ltd.                                337,196             2,596
Toyota Motor Corp.                                     451,003            19,441
                                                                 ---------------
                                                                          33,407
BANKS 2.2%
Mitsubishi UFJ Financial Group, Inc.                 1,632,070            14,412
Mizuho Financial Group, Inc.                             1,821             8,719
Resona Holdings, Inc.                                      948             1,363
Sumitomo Mitsui Financial Group, Inc.                    1,269             9,846
The Bank of Yokohama Ltd.                              214,000             1,380
The Sumitomo Trust & Banking Co., Ltd.                 253,950             1,749
                                                                 ---------------
                                                                          37,469
CAPITAL GOODS 1.9%
Asahi Glass Co., Ltd.                                  143,000             1,580
Daikin Industries Ltd.                                  43,300             1,849
Fanuc Ltd.                                              32,300             2,565
Itochu Corp.                                           237,000             2,355
Komatsu Ltd.                                           140,609             3,492
Mitsubishi Corp.                                       241,000             7,023
Mitsubishi Electric Corp.                              303,000             2,986
Mitsubishi Heavy Industries Ltd.                       565,000             2,491
Mitsui & Co., Ltd.                                     254,000             5,211
Sumitomo Corp.                                         188,000             2,538
Sumitomo Electric Industries Ltd.                      124,000             1,506
                                                                 ---------------
                                                                          33,596
COMMERCIAL SERVICES & SUPPLIES 0.2%
Dai Nippon Printing Co., Ltd.                           87,000             1,197
Secom Co., Ltd                                          38,500             1,774
                                                                 ---------------
                                                                           2,971
CONSUMER DURABLES & APPAREL 1.0%
Matsushita Electric Industrial Co., Ltd.               328,912             6,935
Nikon Corp.                                             55,000             1,598
Sharp Corp.                                            144,785             2,011
Sony Corp.                                             167,500             6,334
                                                                 ---------------
                                                                          16,878
DIVERSIFIED FINANCIALS 0.5%
Daiwa Securities Group, Inc. (a)                       240,045             2,081
Nomura Holdings, Inc.                                  311,000             4,488

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) Continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
ORIX Corp.                                              16,000             2,422
                                                                 ---------------
                                                                           8,991
FOOD & STAPLES RETAILING 0.3%
Aeon Co., Ltd.                                         106,200             1,296
Seven & I Holdings Co., Ltd.                           133,203             4,074
                                                                 ---------------
                                                                           5,370
FOOD, BEVERAGE & TOBACCO 0.3%
Japan Tobacco, Inc.                                        750             3,496
Kirin Holdings Co., Ltd.                               136,000             2,078
                                                                 ---------------
                                                                           5,574
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Kao Corp.                                               78,619             2,040

INSURANCE 0.5%
Mitsui Sumitomo Insurance Group Holdings,
   Inc. *                                               63,562             2,107
T&D Holdings, Inc.                                      37,000             2,334
Tokio Marine Holdings, Inc.                            129,500             4,859
                                                                 ---------------
                                                                           9,300
MATERIALS 1.1%
JFE Holdings, Inc.                                      91,000             4,423
Nippon Steel Corp.                                     969,000             5,516
Shin-Etsu Chemical Co., Ltd.                            58,280             3,566
Sumitomo Chemical Co., Ltd.                            229,000             1,511
Sumitomo Metal Industries Ltd.                         658,000             3,165
                                                                 ---------------
                                                                          18,181
PHARMACEUTICALS & BIOTECHNOLOGY 0.9%
Astellas Pharma, Inc.                                   79,370             3,441
Daiichi Sankyo Co., Ltd.                               105,500             3,150
Eisai Co., Ltd.                                         45,000             1,612
Takeda Pharmaceutical Co., Ltd.                        130,200             6,913
                                                                 ---------------
                                                                          15,116
REAL ESTATE 0.5%
Mitsubishi Estate Co., Ltd.                            195,502             4,708
Mitsui Fudosan Co., Ltd.                               125,777             2,846
Sumitomo Realty & Development Co., Ltd.                 66,000             1,359
                                                                 ---------------
                                                                           8,913
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
Tokyo Electron Ltd.                                     28,000             1,569

SOFTWARE & SERVICES 0.5%
Nintendo Co., Ltd.                                      18,239             8,849

TECHNOLOGY HARDWARE & EQUIPMENT 1.6%
Canon, Inc.                                            197,995             9,050
Fujifilm Holdings Corp.                                 79,811             2,509
Fujitsu Ltd.                                           326,000             2,358
Hitachi Ltd.                                           487,079             3,511
Hoya Corp.                                              69,607             1,435
Kyocera Corp.                                           24,500             2,110
Murata Manufacturing Co., Ltd.                          32,574             1,352
Ricoh Co., Ltd.                                         94,000             1,527

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Toshiba Corp.                                          471,178             3,059
                                                                 ---------------
                                                                          26,911
TELECOMMUNICATION SERVICES 0.9%
KDDI Corp.                                                 519             2,976
Nippon Telegraph & Telephone Corp.                       1,405             7,138
NTT DoCoMo, Inc.                                         2,615             4,248
SOFTBANK Corp.                                         109,000             1,995
                                                                 ---------------
                                                                          16,357
TRANSPORTATION 0.5%
Central Japan Railway Co.                                  272             2,767
East Japan Railway Co.                                     562             4,396
Mitsui O.S.K. Lines, Ltd.                              175,000             2,266
                                                                 ---------------
                                                                           9,429
UTILITIES 0.9%
Chubu Electric Power Co., Inc.                         102,100             2,452
Kyushu Electric Power Co., Inc.                         58,493             1,236
The Kansai Electric Power Co., Inc.                    130,000             3,031
The Tokyo Electric Power Co., Inc.                     181,890             5,009
Tohoku Electric Power Co., Inc.                         66,800             1,484
Tokyo Gas Co., Ltd.                                    394,201             1,588
                                                                 ---------------
                                                                          14,800
                                                                 ---------------
                                                                         275,721
LUXEMBOURG 0.7%
--------------------------------------------------------------------------------

MATERIALS 0.7%
ArcelorMittal                                          131,278            11,613

NETHERLANDS 2.8%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.4%
European Aeronautic Defence & Space Co. (a)             61,252             1,156
Koninklijke (Royal) Philips Electronics N.V.           184,916             6,163
                                                                 ---------------
                                                                           7,319
DIVERSIFIED FINANCIALS 0.7%
ING Groep N.V. CVA (a)                                 360,281            11,749

FOOD & STAPLES RETAILING 0.2%
Koninklijke Ahold N.V.                                 222,779             2,535

FOOD, BEVERAGE & TOBACCO 0.5%
Heineken N.V. (a)                                       43,960             2,042
Unilever N.V. CVA                                      264,937             7,307
                                                                 ---------------
                                                                           9,349
INSURANCE 0.1%
Aegon N.V.                                             212,115             2,480

MATERIALS 0.2%
Akzo Nobel N.V.                                         48,600             2,779

MEDIA 0.1%
Reed Elsevier N.V.                                     115,120             1,907

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) Continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
ASML Holding N.V.                                       55,254             1,264
STMicroelectronics N.V.                                 99,193             1,097
                                                                 ---------------
                                                                           2,361
TELECOMMUNICATION SERVICES 0.3%
Koninklijke (Royal) KPN N.V.                           339,449             5,909

TRANSPORTATION 0.2%
TNT N.V.                                                79,757             2,787
                                                                 ---------------
                                                                          49,175
NORWAY 0.7%
--------------------------------------------------------------------------------

BANKS 0.1%
DnB NOR A.S.A.                                         117,439             1,500

CAPITAL GOODS 0.1%
Orkla A.S.A.                                           136,763             1,732

ENERGY 0.4%
StatoilHydro A.S.A.                                    206,245             6,681

TELECOMMUNICATION SERVICES 0.1%
Telenor A.S.A.                                         117,795             1,773
                                                                 ---------------
                                                                          11,686
PORTUGAL 0.3%
--------------------------------------------------------------------------------

BANKS 0.1%
Banco Comercial Portugues S.A. - Reg'd (a)             622,781             1,107

TELECOMMUNICATION SERVICES 0.1%
Portugal Telecom SGPS S.A. - Reg'd                     186,107             2,041

UTILITIES 0.1%
EDP - Energias de Portugal S.A.                        391,312             2,140
                                                                 ---------------
                                                                           5,288
SINGAPORE 0.7%
--------------------------------------------------------------------------------

BANKS 0.5%
DBS Group Holdings Ltd.                                175,246             2,437
Oversea-Chinese Banking Corp., Ltd.                    437,552             2,676
United Overseas Bank Ltd.                              214,682             3,036
                                                                 ---------------
                                                                           8,149
CAPITAL GOODS 0.1%
Keppel Corp., Ltd.                                     202,000             1,559

TELECOMMUNICATION SERVICES 0.1%
Singapore Telecommunications Ltd.                      926,196             2,410
                                                                 ---------------
                                                                          12,118
SPAIN 5.0%
--------------------------------------------------------------------------------

BANKS 2.0%
Banco Bilbao Vizcaya Argentaria S.A.                   610,451            11,218
Banco de Sabadell S.A. (a)                             185,508             1,510
Banco Popular Espanol S.A.                             197,744             2,155

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Banco Santander S.A.                                 1,035,917            20,166
                                                                 ---------------
                                                                          35,049
CAPITAL GOODS 0.1%
ACS, Actividades de Construccion y Servicios
   S.A.                                                 37,491             1,843

ENERGY 0.4%
Compania Espanola de Petroleos S.A. (a)                 18,285             1,996
Repsol YPF S.A. (a)                                    154,504             5,176
                                                                 ---------------
                                                                           7,172
RETAILING 0.1%
Industria de Diseno Textil S.A.                         41,211             1,983

TELECOMMUNICATION SERVICES 1.2%
Telefonica S.A.                                        810,211            21,023

TRANSPORTATION 0.1%
Abertis Infraestructuras S.A.                           58,657             1,244

UTILITIES 1.1%
Gas Natural SDG S.A.                                    52,017             2,530
Iberdrola S.A.                                         983,356            13,372
Union Fenosa S.A.                                       94,389             2,531
                                                                 ---------------
                                                                          18,433
                                                                 ---------------
                                                                          86,747
SWEDEN 1.7%
--------------------------------------------------------------------------------

BANKS 0.6%
Nordea Bank AB                                         346,815             4,915
Skandinaviska Enskilda Banken AB, A Shares              92,075             1,889
Svenska Handelsbanken AB, A Shares                      82,642             2,092
Swedbank AB, A Shares (a)                               64,379             1,336
                                                                 ---------------
                                                                          10,232
CAPITAL GOODS 0.3%
Atlas Copco AB, A Shares                               107,348             1,662
Sandvik AB                                             179,447             2,345
Volvo AB, B Shares                                     188,427             2,267
                                                                 ---------------
                                                                           6,274
DIVERSIFIED FINANCIALS 0.1%
Investor AB, B Shares                                   68,068             1,481

RETAILING 0.3%
Hennes & Mauritz AB, B Shares                           88,546             4,725

TECHNOLOGY HARDWARE & EQUIPMENT 0.3%
Telefonaktiebolaget LM Ericsson, B Shares              482,859             5,067

TELECOMMUNICATION SERVICES 0.1%
TeliaSonera AB                                         320,134             2,437
                                                                 ---------------
                                                                          30,216

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
SWITZERLAND 7.6%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.6%
ABB Ltd. - Reg'd *                                     375,699             9,849

CONSUMER DURABLES & APPAREL 0.3%
Compagnie Financiere Richemont S.A.,
   Series A                                             85,683             5,120

DIVERSIFIED FINANCIALS 1.1%
Credit Suisse Group - Reg'd                            163,740             8,177
Julius Baer Holding AG - Reg'd                          36,647             2,323
UBS AG - Reg'd *                                       485,280             9,315
                                                                 ---------------
                                                                          19,815
FOOD, BEVERAGE & TOBACCO 1.7%
Nestle S.A. - Reg'd                                    656,300            28,789

INSURANCE 0.6%
Swiss Re - Reg'd                                        62,331             3,876
Zurich Financial Services AG - Reg'd                    24,047             6,321
                                                                 ---------------
                                                                          10,197
MATERIALS 0.4%
Holcim Ltd. - Reg'd                                     33,439             2,375
Syngenta AG - Reg'd                                     16,162             4,704
                                                                 ---------------
                                                                           7,079
PHARMACEUTICALS & BIOTECHNOLOGY 2.8%
Novartis AG - Reg'd.                                   447,192            26,548
Roche Holding AG                                       115,224            21,289
Roche Holding AG - Bearer Shares                         7,876             1,543
                                                                 ---------------
                                                                          49,380
TELECOMMUNICATION SERVICES 0.1%
Swisscom AG - Reg'd                                      4,232             1,364
                                                                 ---------------
                                                                         131,593
UNITED KINGDOM 21.5%
--------------------------------------------------------------------------------

BANKS 3.8%
Barclays plc                                         1,071,184             7,274
HBOS plc                                               705,157             4,024
HSBC Holdings plc                                    1,959,690            32,409
Lloyds TSB Group plc                                   930,003             5,423
Royal Bank of Scotland Group plc                     2,619,842            10,870
Standard Chartered plc                                 195,106             5,940
                                                                 ---------------
                                                                          65,940
CAPITAL GOODS 0.4%
BAE Systems plc                                        553,004             4,907
Rolls-Royce Group plc *                                309,529             2,182
Wolseley plc                                           100,048               672
                                                                 ---------------
                                                                           7,761
CONSUMER SERVICES 0.1%
Compass Group plc                                      328,860             2,371

DIVERSIFIED FINANCIALS 0.2%
Man Group plc                                          266,983             3,225

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
ENERGY 4.7%
BG Group plc                                           556,473            12,576
BP plc                                               3,155,561            32,387
Royal Dutch Shell plc, Class A                         588,320            20,863
Royal Dutch Shell plc, Class B                         454,943            15,976
                                                                 ---------------
                                                                          81,802
FOOD & STAPLES RETAILING 0.7%
J Sainsbury plc                                        253,705             1,579
Tesco plc                                            1,297,037             9,213
William Morrison Supermarkets plc                      347,379             1,772
                                                                 ---------------
                                                                          12,564
FOOD, BEVERAGE & TOBACCO 1.9%
British American Tobacco plc                           232,940             8,406
Cadbury plc                                            219,834             2,597
Diageo plc                                             440,768             7,678
Imperial Tobacco Group plc                             161,634             6,036
SABMiller plc                                          129,675             2,681
Unilever plc                                           214,819             5,890
                                                                 ---------------
                                                                          33,288
HEALTH CARE EQUIPMENT & SERVICES 0.1%
Smith & Nephew plc                                     175,479             1,874

HOUSEHOLD & PERSONAL PRODUCTS 0.3%
Reckitt Benckiser Group plc                            101,843             5,552

INSURANCE 0.8%
Aviva plc                                              425,163             4,219
Legal & General Group plc                              992,966             1,911
Old Mutual plc                                         874,614             1,669
Prudential plc                                         394,603             4,226
Standard Life plc                                      317,165             1,421
                                                                 ---------------
                                                                          13,446
MATERIALS 2.9%
Anglo American plc                                     218,499            12,491
BHP Billiton plc                                       363,125            12,018
Lonmin plc                                              25,638             1,223
Rio Tinto plc                                          167,659            17,545
Xstrata plc                                            100,849             7,233
                                                                 ---------------
                                                                          50,510
MEDIA 0.5%
British Sky Broadcasting Group plc                     195,898             1,756
Pearson plc                                            143,637             1,839
Reed Elsevier plc                                      166,374             1,889
Thomson Reuters plc                                     31,476               850
WPP Group plc                                          214,518             2,036
                                                                 ---------------
                                                                           8,370
PHARMACEUTICALS & BIOTECHNOLOGY 2.0%
AstraZeneca plc                                        245,264            11,921
GlaxoSmithKline plc                                    941,879            21,955
Shire Ltd.                                              92,033             1,525
                                                                 ---------------
                                                                          35,401

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) Continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
REAL ESTATE 0.2%
British Land Co. plc                                    90,252             1,249
Land Securities Group plc                               75,040             1,909
                                                                 ---------------
                                                                           3,158
RETAILING 0.1%
Marks & Spencer Group plc                              275,748             1,404

TELECOMMUNICATION SERVICES 1.6%
BT Group plc                                         1,365,430             4,614
Vodafone Group plc                                   8,644,390            23,157
                                                                 ---------------
                                                                          27,771
UTILITIES 1.2%
British Energy Group plc                               169,549             2,433
Centrica plc                                           579,112             3,596
International Power plc                                246,348             2,005
National Grid plc                                      449,936             5,925
Scottish & Southern Energy plc                         146,282             4,052
United Utilities Group plc                             107,747             1,478
United Utilities Group plc , Class B *                 139,438               470
                                                                 ---------------
                                                                          19,959
                                                                 ---------------
                                                                         374,396
                                                                 ---------------
TOTAL FOREIGN COMMON STOCK
(COST $1,107,223)                                                      1,724,989

PREFERRED STOCK 0.2% OF NET ASSETS

GERMANY 0.2%
--------------------------------------------------------------------------------
Volkswagen AG                                           17,300             2,699
                                                                 ---------------
TOTAL PREFERRED STOCK
(COST $2,466)                                                              2,699
                                                                 ---------------
RIGHTS 0.1% OF NET ASSETS

FRANCE 0.1%
--------------------------------------------------------------------------------
Credit Agricole S.A. (b)(c)*                           120,954                --
Suez Environnement S.A. *                              220,944             1,589
                                                                 ---------------
                                                                           1,589
                                                                 ---------------
TOTAL RIGHTS
(COST $1,570)                                                              1,589

OTHER INVESTMENT COMPANIES 0.2% OF NET ASSETS

UNITED STATES 0.2%
--------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund                            50,000             3,319
                                                                 ---------------
TOTAL OTHER INVESTMENT COMPANIES
(COST $3,716)                                                              3,319
                                                                 ---------------

SECURITY                                         FACE AMOUNT            VALUE
         RATE, MATURITY DATE                     ($ X 1,000)         ($ X 1,000)
SHORT-TERM INVESTMENT  0.1% OF NET ASSETS

Bank of America, Grand Cayman, Time Deposit
   1.86%, 08/01/08                                       2,553             2,553
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENT
(COST $2,553)                                                              2,553
                                                                 ---------------

END OF INVESTMENTS.

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN
   5.2% OF NET ASSETS

Securities Lending Investments Fund, a
   series of the Brown Brothers Investment
   Trust                                            89,487,440            89,487

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

(All dollar amounts are x 1,000)

At 07/31/08, the tax basis cost of the fund's investments was $1,121,258 and the unrealized appreciation and depreciation were $686,627 and ($71,884), respectively, with a net unrealized appreciation of $614,743.

At 07/31/08, the prices of certain foreign securities held by the fund aggregating $1,531,237 were adjusted from their closing market prices following the guidelines adopted by the fund's Board of Trustees.

*    Non-income producing security.
(a)  All or a portion of this security is on loan.
(b)  Fair-valued by Management.
(c) Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

CVA  - Dutch Certificate

SCHWAB CAPITAL TRUST
SCHWAB SMALL-CAP INDEX FUND(R)

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    97.2%  COMMON STOCK                             1,405,097         1,391,689
     1.2%  FOREIGN COMMON STOCK                        19,820            16,864
     0.1%  PREFERRED STOCK                              1,113               687
     1.5%  SHORT-TERM INVESTMENTS                      22,142            22,142
--------------------------------------------------------------------------------
   100.0%  TOTAL INVESTMENTS                        1,448,172         1,431,382
   37.4 %  COLLATERAL INVESTED FOR
           SECURITIES ON LOAN                         535,744           535,744
  (37.4)%  OTHER ASSETS AND LIABILITIES, NET                           (535,364)
--------------------------------------------------------------------------------
   100.0%  TOTAL NET ASSETS                                           1,431,762

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COMMON STOCK 97.2% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
American Axle & Manufacturing Holdings,
   Inc. (a)                                             73,685               433
ArvinMeritor, Inc. (a)                                 118,112             1,631
Cooper Tire & Rubber Co. (a)                           103,123               950
Dana Holding Corp. *                                   118,271               755
Drew Industries, Inc. (a)*                              31,813               471
Exide Technologies *                                   114,900             1,815
Modine Manufacturing Co. (a)                            52,491               915
Sauer-Danfoss, Inc.                                     27,000               793
Tenneco, Inc. *                                         73,718             1,063
Thor Industries, Inc. (a)                               55,964             1,098
Visteon Corp. (a)*                                     207,600               592
Winnebago Industries, Inc. (a)                          46,430               592
                                                                 ---------------
                                                                          11,108
BANKS 6.8%
--------------------------------------------------------------------------------
1st Source Corp. (a)                                    10,121               236
AMCORE Financial, Inc. (a)                              37,079               228
BancFirst Corp. (a)                                     13,416               634
BancorpSouth, Inc. (a)                                 114,368             2,436
Bank Mutual Corp.                                       82,693               968
Beneficial Mutual Bancorp, Inc. (a)*                    30,203               362
BOK Financial Corp.                                      2,480                99
Brookline Bancorp, Inc. (a)                             87,696               855
Cascade Bancorp (a)                                     16,173               121
Cathay General Bancorp (a)                              74,622             1,189
Centerline Holding Co. (a)                               8,136                11
Central Pacific Financial Corp. (a)                     49,532               548
Charter Financial Corp.                                  3,000                46

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Chemical Financial Corp. (a)                            41,203             1,095
Citizens Republic Bancorp, Inc. (a)                    128,028               429
City Holding Co. (a)                                    31,200             1,388
Community Bank System, Inc. (a)                         50,200             1,185
Corus Bankshares, Inc. (a)                              55,148               216
CVB Financial Corp. (a)                                 96,719             1,095
Dime Community Bancshares                               42,400               709
Doral Financial Corp. (a)*                              54,000               750
Downey Financial Corp. (a)                              29,930                63
East West Bancorp, Inc. (a)                            106,800             1,272
F.N.B. Corp. (a)                                       145,737             1,651
Fifth Third Bancorp                                      1,926                27
First BanCorp Puerto Rico (a)                          128,177             1,122
First Busey Corp. (a)                                   32,000               455
First Citizens BancShares, Inc., Class A                12,265             1,735
First Commonwealth Financial Corp. (a)                 107,656             1,227
First Financial Bancorp (a)                             48,189               545
First Financial Bankshares, Inc. (a)                    40,721             1,869
First Horizon National Corp.                           313,300             2,945
First Midwest Bancorp, Inc. (a)                         90,963             1,867
First Niagara Financial Group, Inc. (a)                177,436             2,482
FirstMerit Corp. (a)                                   136,082             2,678
Frontier Financial Corp. (a)                            69,885               807
Glacier Bancorp, Inc. (a)                               91,111             1,974
Guaranty Bancorp *                                      33,065               175
Hancock Holding Co. (a)                                 38,810             1,742
IBERIABANK Corp.                                        17,100               880
International Bancshares Corp. (a)                      82,195             2,022
Kearny Financial Corp. (a)                              55,000               707
MB Financial, Inc. (a)                                  58,524             1,447
MGIC Investment Corp. (a)                              201,200             1,288
National Penn Bancshares, Inc. (a)                     134,478             1,806
NBT Bancorp, Inc. (a)                                   56,685             1,405
NewAlliance Bancshares, Inc.                           183,811             2,386
Northwest Bancorp, Inc. (a)                             37,693               978
Old National Bancorp (a)                               105,883             1,607
Oritani Financial Corp. (a)*                             7,000               116
Pacific Capital Bancorp (a)                             77,842             1,017
PacWest Bancorp (a)                                     51,316               956
Park National Corp. (a)                                 16,953             1,062
PrivateBancorp, Inc. (a)                                41,676             1,232
Prosperity Bancshares, Inc. (a)                         64,965             2,085
Provident Financial Services, Inc. (a)                  86,751             1,266
Provident New York Bancorp (a)                          68,700               844
S&T Bancorp, Inc. (a)                                   34,881             1,170
Santander BanCorp (a)                                   76,503               840
Signature Bank (a)*                                     48,309             1,422
Sterling Bancshares, Inc. (a)                          119,912             1,166
Sterling Financial Corp., Washington                    75,747               567

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Susquehanna Bancshares, Inc. (a)                       145,308             2,081
SVB Financial Group (a)*                                58,123             3,347
The Colonial BancGroup, Inc. (a)                       327,200             2,179
The South Financial Group, Inc. (a)                    120,725               728
TrustCo Bank Corp. NY (a)                              120,802             1,055
Trustmark Corp. (a)                                     79,677             1,439
UCBH Holdings, Inc. (a)                                155,725               702
UMB Financial Corp. (a)                                 60,824             3,350
Umpqua Holdings Corp. (a)                               94,195             1,279
United Bankshares, Inc. (a)                             65,122             1,640
United Community Banks, Inc. (a)                        62,740               668
W Holding Co., Inc. (a)                                 81,506                65
Washington Federal, Inc. (a)                           147,839             2,750
Webster Financial Corp. (a)                             88,700             1,762
WesBanco, Inc. (a)                                      38,698               882
Westamerica Bancorp. (a)                                46,670             2,427
Whitney Holding Corp. (a)                              109,500             2,251
Wintrust Financial Corp. (a)                            36,555               755
                                                                 ---------------
                                                                          96,865
CAPITAL GOODS 10.3%
--------------------------------------------------------------------------------
A.O. Smith Corp. (a)                                    36,730             1,458
AAR Corp. *                                             61,597             1,059
Actuant Corp., Class A                                  93,148             2,837
Albany International Corp., Class A (a)                 44,500             1,277
American Superconductor Corp. (a)*                      68,553             2,707
Ameron International Corp.                              15,500             2,004
Apogee Enterprises, Inc.                                49,200               850
Applied Industrial Technologies, Inc. (a)               60,166             1,608
Astec Industries, Inc. (a)*                             30,095               961
Badger Meter, Inc. (a)                                  24,303             1,369
Baldor Electric Co. (a)                                 77,808             2,649
Barnes Group, Inc. (a)                                  76,940             1,738
Beacon Roofing Supply, Inc. (a)*                        74,882             1,002
Belden, Inc.                                            74,600             2,754
Blount International, Inc. *                            56,662               642
Brady Corp., Class A                                    87,429             3,206
Briggs & Stratton Corp. (a)                             78,493             1,063
Cascade Corp. (a)                                       19,000               834
Ceradyne, Inc. *                                        43,712             2,026
Chart Industries, Inc. *                                24,800             1,312
CIRCOR International, Inc. (a)                          28,200             1,680
CLARCOR, Inc. (a)                                       84,698             3,263
Cubic Corp.                                             20,015               535
Curtiss-Wright Corp. (a)                                73,456             3,867
DRS Technologies, Inc.                                   7,620               600
DynCorp International, Inc., Class A *                  37,899               597
EMCOR Group, Inc. (a)*                                 115,304             3,473
Encore Wire Corp. (a)                                   29,441               537
Energy Conversion Devices, Inc. (a)*                    76,563             5,354
EnerSys *                                               47,178             1,523
EnPro Industries, Inc. (a)*                             37,300             1,343
ESCO Technologies, Inc. (a)*                            43,669             1,797

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Esterline Technologies Corp. *                          54,311             2,649
Evergreen Solar, Inc. (a)*                             186,389             1,741
Federal Signal Corp. (a)                                80,759             1,160
Franklin Electric Co., Inc. (a)                         28,318             1,175
FreightCar America, Inc.                                17,490               666
Gardner Denver, Inc. *                                  87,112             3,972
GenCorp, Inc. (a)*                                      88,752               744
Gibraltar Industries, Inc. (a)                          15,172               240
GrafTech International Ltd. *                          176,900             4,148
Granite Construction, Inc.                              54,956             1,738
Griffon Corp. (a)*                                       3,132                31
HEICO Corp., Class A (a)                                13,924               395
Hexcel Corp. (a)*                                      161,983             3,074
Icahn Enterprises L.P. (a)                               1,847               121
II-VI, Inc. (a)*                                        39,100             1,504
Insituform Technologies, Inc., Class A (a)*             41,900               724
Interline Brands, Inc. (a)*                             48,634               768
Kaman Corp.                                             29,449               739
Kaydon Corp. (a)                                        44,435             2,107
KBR, Inc.                                               40,303             1,149
Lindsay Corp. (a)                                       20,000             1,845
Moog, Inc., Class A (a)*                                72,072             3,204
Mueller Industries, Inc.                                60,924             1,564
Mueller Water Products, Inc., Class B                  109,300               956
NACCO Industries, Inc., Class A (a)                     12,477             1,260
NCI Building Systems, Inc. *                            32,206             1,206
Nordson Corp. (a)                                       56,843             4,017
Orbital Sciences Corp. *                                96,436             2,412
Perini Corp. *                                          42,730             1,169
Polypore International, Inc. *                          25,200               659
Quanex Building Products Corp. (a)                      62,904               969
RBC Bearings, Inc. (a)*                                 33,900             1,128
Regal-Beloit Corp.                                      51,347             2,144
Robbins & Myers, Inc.                                   56,800             2,884
Rush Enterprises, Inc., Class A *                       55,287               624
Simpson Manufacturing Co., Inc. (a)                     63,194             1,517
Superior Essex, Inc. *                                  35,600             1,603
TAL International Group, Inc. (a)                       21,000               531
Taser International, Inc. (a)*                         107,100               540
Tecumseh Products Co., Class A *                        27,800               910
Teledyne Technologies, Inc. *                           56,225             3,537
Tennant Co.                                             31,200               821
The Middleby Corp. (a)*                                 32,852             1,537
The Toro Co. (a)                                        67,035             2,182
Titan International, Inc.                               41,300             1,908
TransDigm Group, Inc. *                                 23,300               858
Tredegar Corp.                                          47,200               773
Triumph Group, Inc.                                     32,601             1,727
United Rentals, Inc. (a)*                              128,400             2,077
Universal Forest Products, Inc.                         30,162               814
Vicor Corp. (a)                                         14,517               158
Wabtec Corp. (a)                                        81,150             4,504
Watsco, Inc. (a)                                        41,582             2,074

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Watts Water Technologies, Inc., Class A (a)             57,807             1,708
Woodward Governor Co.                                   94,634             4,259
                                                                 ---------------
                                                                         146,849
COMMERCIAL SERVICES & SUPPLIES 4.3%
--------------------------------------------------------------------------------
ABM Industries, Inc. (a)                                70,209             1,680
Acco Brands Corp. (a)*                                  85,623               734
Administaff, Inc.                                       40,110             1,152
American Reprographics Co. *                            50,487               808
Cenveo, Inc. (a)*                                       89,242               825
Clean Harbors, Inc. *                                   31,500             2,458
Consolidated Graphics, Inc. *                           20,300               680
CoStar Group, Inc. (a)*                                 30,183             1,506
Deluxe Corp.                                            86,046             1,230
Duff & Phelps Corp., Class A *                           5,000                86
Ennis, Inc. (a)                                         46,200               714
First Advantage Corp., Class A *                        30,852               468
G & K Services, Inc., Class A                           36,730             1,250
Healthcare Services Group, Inc. (a)                     84,950             1,411
Heidrick & Struggles International, Inc. (a)            32,300               916
Herman Miller, Inc.                                     95,700             2,502
HNI Corp. (a)                                           75,200             1,628
Huron Consulting Group, Inc. *                          28,300             1,476
IKON Office Solutions, Inc.                            201,121             2,876
Innerworkings, Inc. (a)*                                60,100               701
Interface, Inc., Class A (a)                            87,900             1,042
Kelly Services, Inc., Class A (a)                       39,523               728
Kimball International, Inc., Class B (a)                39,751               426
Knoll, Inc.                                             83,103             1,283
Korn/Ferry International (a)*                           78,461             1,373
Layne Christensen Co. *                                 29,111             1,329
M&F Worldwide Corp. *                                   20,570               781
McGrath Rentcorp (a)                                    38,898             1,119
Mine Safety Appliances Co. (a)                          45,989             1,519
Mobile Mini, Inc. (a)*                                  58,568             1,170
Navigant Consulting, Inc. *                             74,848             1,383
PHH Corp. *                                             84,363             1,307
Resources Connection, Inc. (a)                          75,950             1,757
Rollins, Inc.                                           71,655             1,224
RSC Holdings, Inc. (a)*                                 15,000               143
School Specialty, Inc. (a)*                             26,093               869
Steelcase, Inc., Class A                               113,842             1,134
TeleTech Holdings, Inc. *                               66,400               903
Tetra Tech, Inc. (a)*                                  110,878             3,185
The Advisory Board Co. *                                26,576             1,019
The Corporate Executive Board Co.                       58,800             2,204
The Geo Group, Inc. *                                   94,100             2,262
TrueBlue, Inc. (a)*                                     81,914             1,237
United Stationers, Inc. (a)*                            47,167             1,808
Viad Corp.                                              36,896             1,125
Waste Connections, Inc. (a)*                           110,943             4,037
                                                                 ---------------
                                                                          61,468

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
CONSUMER DURABLES & APPAREL 3.1%
--------------------------------------------------------------------------------
American Greetings Corp., Class A                       91,711             1,359
Blyth, Inc.                                             49,309               717
Brunswick Corp. (a)                                    148,100             1,910
Callaway Golf Co.                                      104,969             1,331
Carter's, Inc. *                                        97,514             1,612
Champion Enterprises, Inc. (a)*                        131,133               518
Columbia Sportswear Co. (a)                             21,419               799
Crocs, Inc. (a)*                                       139,418               619
Deckers Outdoor Corp. (a)*                              20,200             2,283
Ethan Allen Interiors, Inc. (a)                         52,179             1,310
Furniture Brands International, Inc. (a)                77,502               920
Hovnanian Enterprises, Inc., Class A (a)*               85,211               599
Iconix Brand Group, Inc. (a)*                           97,000             1,164
JAKKS Pacific, Inc. *                                   46,174             1,015
Jarden Corp. (a)*                                      107,908             2,593
Jones Apparel Group, Inc.                              146,400             2,451
K-Swiss, Inc., Class A (a)                              41,928               648
Leapfrog Enterprises, Inc. (a)*                         60,025               574
Meritage Homes Corp. *                                  44,485               803
Movado Group, Inc.                                      39,100               841
Oxford Industries, Inc. (a)                             25,418               535
Polaris Industries, Inc. (a)                            56,423             2,415
Pool Corp. (a)                                          81,277             1,795
Quiksilver, Inc. *                                     211,112             1,619
Sealy Corp. (a)                                         59,000               403
Skechers U.S.A., Inc., Class A *                        55,078             1,041
Tempur-Pedic International, Inc. (a)                   123,062             1,155
The Ryland Group, Inc. (a)                              71,400             1,470
The Timberland Co., Class A *                           77,360             1,109
The Warnaco Group, Inc. *                               76,463             3,208
Under Armour, Inc., Class A (a)*                        61,620             1,796
UniFirst Corp.                                          22,935             1,027
Wolverine World Wide, Inc. (a)                          88,536             2,367
                                                                 ---------------
                                                                          44,006
CONSUMER SERVICES 3.9%
--------------------------------------------------------------------------------
Ambassadors Groups, Inc.                                    33                 1
American Public Education, Inc. (a)*                     8,100               368
Ameristar Casinos, Inc. (a)                             40,875               538
Bally Technologies, Inc. *                              92,662             2,946
Bob Evans Farms, Inc.                                   57,446             1,645
Boyd Gaming Corp. (a)                                   95,000               948
California Pizza Kitchen, Inc. (a)*                     32,850               429
Capella Education Co. *                                 11,800               616
Career Education Corp. (a)*                            152,900             2,804
CBRL Group, Inc.                                        37,353               903
CEC Entertainment, Inc. *                               51,238             1,786
Cedar Fair L.P. (a)                                     82,997             1,677
Choice Hotels International, Inc.                       54,114             1,345
Churchill Downs, Inc.                                   11,561               436
CKE Restaurants, Inc.                                   85,979             1,055
Coinstar, Inc. *                                        45,600             1,573

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Corinthian Colleges, Inc. *                            144,629             2,278
DineEquity, Inc. (a)                                    28,572               660
Domino's Pizza, Inc. (a) *                              65,979               855
Escala Group, Inc. *                                     6,196                14
Gaylord Entertainment Co. (a)*                          69,735             2,095
Jack In the Box, Inc. (a)*                              91,688             1,979
Life Time Fitness, Inc. (a)*                            56,977             1,697
Matthews International Corp., Class A (a)               52,484             2,619
P.F. Chang's China Bistro, Inc. (a)*                    34,842               906
Panera Bread Co., Class A (a)*                          50,900             2,550
Papa John's International, Inc. *                       38,155             1,079
Pinnacle Entertainment, Inc. (a)*                       96,485             1,090
Pre-Paid Legal Services, Inc. (a)*                      14,300               601
Red Robin Gourmet Burgers, Inc. (a)*                    28,427               706
Regis Corp. (a)                                         71,449             2,000
Sonic Corp. (a)*                                        97,229             1,467
Sotheby's (a)                                          114,100             3,165
Speedway Motorsports, Inc.                              43,684               843
Steiner Leisure Ltd. *                                  21,909               677
Stewart Enterprises, Inc., Class A (a)                 172,800             1,540
Texas Roadhouse, Inc., Class A (a)*                     82,396               765
The Cheesecake Factory, Inc. (a)*                      117,000             1,647
The Marcus Corp. (a)                                    29,083               463
thinkorswim Group, Inc. *                               85,400               686
Triarc Cos., Inc., Class B (a)                         104,831               585
Vail Resorts, Inc. (a)*                                 58,271             2,353
WMS Industries, Inc. *                                  70,151             1,977
                                                                 ---------------
                                                                          56,367
DIVERSIFIED FINANCIALS  2.2%
--------------------------------------------------------------------------------
Advance America Cash Advance Centers, Inc.              87,065               476
AmeriCredit Corp. (a)*                                 193,800             1,700
Cash America International, Inc.                        47,770             2,014
Cohen & Steers, Inc. (a)                                20,528               514
Credit Acceptance Corp. (a)*                             2,553                42
EZCORP, Inc., Class A *                                 73,600             1,323
FCStone Group, Inc. *                                   39,800               767
Financial Federal Corp. (a)                             41,123               948
GAMCO Investors, Inc., Class A                          21,000               939
GFI Group, Inc.                                        106,168             1,071
Greenhill & Co., Inc. (a)                               29,532             1,814
Interactive Brokers Group, Inc., Class A *              67,900             1,905
Investment Technology Group, Inc. *                     70,365             2,093
KBW, Inc. (a)*                                          49,700             1,313
KKR Financial Holdings LLC                             144,943             1,489
Knight Capital Group, Inc., Class A *                  153,672             2,519
MF Global Ltd. *                                       164,600             1,068
Nelnet, Inc., Class A                                   29,100               314
optionsXpress Holdings, Inc. (a)                        74,647             1,852
PICO Holdings, Inc. (a)*                                25,900             1,198
Piper Jaffray Cos., Inc. *                              30,339             1,077

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Portfolio Recovery Associates, Inc. (a)*                23,043               919
Riskmetrics Group, Inc. (a)*                            32,200               580
Stifel Financial Corp. (a)*                             39,750             1,674
SWS Group, Inc.                                          4,800                91
W.P. Carey & Co., LLC (a)                               54,266             1,593
World Acceptance Corp. *                                27,000               884
                                                                 ---------------
                                                                          32,177
ENERGY  8.9%
--------------------------------------------------------------------------------
Alliance Holdings GP L.P.                                8,494               249
Alliance Resource Partners L.P. (a)                     31,610             1,523
Alon USA Energy, Inc. (a)                               22,000               189
Arena Resources, Inc. *                                 53,400             2,185
Atlas America, Inc.                                     61,444             2,276
Atlas Pipeline Partners L.P.                            35,100             1,311
ATP Oil & Gas Corp. (a)*                                43,533             1,238
Basic Energy Services, Inc. (a)*                        38,100             1,026
Bois d'Arc Energy, Inc. *                               30,300               664
BP Prudhoe Bay Royalty Trust (a)                        36,165             3,107
BPZ Resources, Inc. (a)*                               106,200             1,917
BreitBurn Energy Partners L.P. (a)                      28,263               486
Bristow Group, Inc. (a)*                                47,687             2,145
Buckeye GP Holdings L.P.                                11,104               222
Buckeye Partners L.P. (a)                               20,408               860
Cal Dive International, Inc. (a)*                       48,100               515
CARBO Ceramics, Inc. (a)                                30,420             1,665
Carrizo Oil & Gas, Inc. (a)*                            45,000             2,265
Cheniere Energy, Inc. (a)*                              74,000               224
Clayton Williams Energy, Inc. *                         10,000               932
Complete Production Services, Inc. (a)*                 82,000             2,611
Comstock Resources, Inc. *                              76,926             4,693
Contango Oil & Gas Co. (a)*                             22,200             1,893
Copano Energy LLC                                       68,100             2,134
Crosstex Energy L.P.                                    51,683             1,376
Crosstex Energy, Inc. (a)                               67,831             2,180
DCP Midstream Partners L.P.                             41,700             1,260
Delek US Holdings, Inc.                                 16,000               128
Dorchester Minerals L.P.                                27,392               844
Eagle Rock Energy Partners L.P.                         56,185               862
Enbridge Energy Management LLC *                        18,380               947
Encore Energy Partners L.P.                              7,900               189
Energy Transfer Equity L.P.                              3,165                94
Evergreen Energy, Inc. (a)*                             16,657                26
General Maritime Corp. (a)                              52,996             1,428
Genesis Energy L.P. (a)                                  9,343               173
Global Industries Ltd. *                               149,682             1,787
GMX Resources, Inc. (a)*                                22,700             1,332
Goodrich Petroleum Corp. (a)*                           31,200             1,431
Grey Wolf, Inc. *                                      293,748             2,509
GulfMark Offshore, Inc. *                               39,000             1,957
Holly Energy Partners L.P.                              18,510               649
Hornbeck Offshore Services, Inc. *                      36,845             1,643
Hugoton Royalty Trust                                   30,860               974
Inergy Holdings L.P.                                     9,242               306
Inergy, L.P.                                            71,942             1,828

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
International Coal Group, Inc. (a)*                    214,668             2,248
ION Geophysical Corp. (a)*                             139,900             2,234
Legacy Reserves L.P. (a)                                 8,000               172
Lufkin Industries, Inc. (a)                             23,595             2,105
Magellan Midstream Holdings L.P.                        51,825             1,091
Markwest Energy Partners L.P.                           86,700             2,865
McMoRan Exploration Co. (a)*                            73,800             1,980
NATCO Group, Inc., Class A *                            31,500             1,501
Natural Resource Partners L.P. (a)                      52,211             1,979
Newpark Resources, Inc. (a)*                           142,610             1,044
NuStar GP Holdings LLC                                  57,500             1,128
Oil States International, Inc. *                         2,042               112
Parallel Petroleum Corp. (a)*                           69,700             1,142
Parker Drilling Co. (a)*                               176,965             1,428
Patriot Coal Corp. *                                    44,900             5,664
Penn Virginia Corp. (a)                                 70,378             4,275
Penn Virginia GP Holdings L.P.                           4,000               125
Penn Virginia Resource Partners, L.P.                   41,446             1,010
Petroleum Development Corp. (a)*                        25,203             1,394
PetroQuest Energy, Inc. *                               73,200             1,528
Pioneer Drilling Co. (a)*                               79,231             1,259
Regency Energy Partners L.P.                            75,420             1,865
Rex Energy Corp. *                                      18,400               366
Rosetta Resources, Inc. *                               81,400             1,923
RPC, Inc. (a)                                           54,689               940
SEACOR Holdings, Inc. *                                 38,316             3,206
Ship Finance International Ltd. (a)                     72,025             2,142
Stone Energy Corp. *                                    46,969             2,396
Sunoco Logistics Partners L.P.                          25,186             1,216
Swift Energy Co. *                                      47,701             2,424
T-3 Energy Services, Inc. *                             12,100               830
Targa Resources Partners L.P.                           23,195               523
TC Pipelines L.P.                                       44,000             1,515
Teekay LNG Partners L.P.                                33,000               822
TETRA Technologies, Inc. (a)*                          125,874             2,383
Trico Marine Services, Inc. (a)*                        24,191               617
USEC, Inc. (a)*                                        186,823               975
Venoco, Inc. *                                          24,500               412
VeraSun Energy Corp. (a)*                              130,600               803
Warren Resoruces, Inc. (a)*                             97,865             1,143
Western Refining, Inc. (a)                              42,122               335
Williams Partners L.P.                                  85,320             2,553
Williams Pipeline Partners L.P.                         21,000               357
World Fuel Services Corp. (a)                           41,978             1,012
                                                                 ---------------
                                                                         127,295
FOOD & STAPLES RETAILING 0.9%
--------------------------------------------------------------------------------
Casey's General Stores, Inc.                            83,226             2,047
Ingles Markets, Inc., Class A                           11,431               278
Longs Drug Stores Corp.                                 60,205             2,815
PriceSmart, Inc.                                        23,300               546
Ruddick Corp. (a)                                       58,956             1,825
The Andersons, Inc. (a)                                 30,600             1,391
The Great Atlantic & Pacific Tea Co.,
   Inc. (a)*                                            47,890               762
United Natural Foods, Inc. (a)*                         72,882             1,401

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
Weis Markets, Inc. (a)                                  18,000               684
Winn-Dixie Stores, Inc. (a)*                            58,300               926
                                                                 ---------------
                                                                          12,675
FOOD, BEVERAGE & TOBACCO 1.6%
--------------------------------------------------------------------------------
Alliance One International, Inc. *                     161,200               721
Cal-Maine Foods, Inc. (a)                               18,800               713
Chiquita Brands International, Inc. (a)*                70,202             1,078
Darling International, Inc. *                          137,600             2,226
Green Mountain Coffee Roasters, Inc. (a)*               29,800             1,083
Lancaster Colony Corp.                                  35,943             1,168
Lance, Inc. (a)                                         52,800               972
Pilgrim's Pride Corp.                                   76,780               936
Ralcorp Holdings, Inc. (a)*                             41,235             2,225
Sanderson Farms, Inc. (a)                               26,000             1,033
Seaboard Corp. (a)                                         975             1,755
The Boston Beer Co., Inc., Class A (a)*                 17,300               783
The Hain Celestial Group, Inc. (a)*                     67,831             1,773
Tootsie Roll Industries, Inc. (a)                       43,518             1,138
TreeHouse Foods, Inc. (a)*                              48,000             1,301
Universal Corp. (a)                                     43,745             2,258
Vector Group Ltd. (a)                                   67,462             1,208
                                                                 ---------------
                                                                          22,371
HEALTH CARE EQUIPMENT & SERVICES 6.7%
--------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)*                     102,600             1,781
Align Technology, Inc. (a)*                            104,900             1,050
Allscripts Healthcare Solutions, Inc. *                 96,175             1,159
Amedisys, Inc. *                                        42,100             2,699
American Medical Systems Holdings, Inc. (a)*           122,525             2,018
AMERIGROUP Corp. *                                      86,042             2,186
AMN Healthcare Services, Inc. *                         53,300             1,007
AmSurg Corp. *                                          49,300             1,321
Analogic Corp. (a)                                      25,654             1,877
Apria Healthcare Group, Inc. *                          69,737             1,340
ArthroCare Corp. (a)*                                   44,230               935
Assisted Living Concepts, Inc., Class A *               88,600               509
athenahealth, Inc. (a)*                                 10,900               329
Centene Corp. *                                         72,092             1,608
Chemed Corp. (a)                                        45,900             1,965
CONMED Corp. *                                          51,500             1,565
Datascope Corp.                                         14,716               687
Eclipsys Corp. (a)*                                     77,367             1,706
Emeritus Corp. (a)*                                     34,000               573
ev3, Inc. (a)*                                          85,455               825
Gentiva Health Services, Inc. (a)*                      45,396             1,159
Haemonetics Corp. (a)*                                  42,455             2,465
Health Management Associates, Inc.,
   Class A *                                           411,100             2,528
HealthExtras, Inc. *                                    62,865             1,887
HEALTHSOUTH Corp. (a)*                                 141,300             2,320
Healthspring, Inc. (a)*                                 84,144             1,637

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Healthways, Inc. *                                      60,763             1,544
Hill-Rom Holdings, Inc. (a)                            105,200             2,955
HMS Holdings Corp. *                                    37,200               926
Immucor, Inc. *                                        118,254             3,563
Integra LifeSciences Holdings (a)*                      28,348             1,294
Invacare Corp.                                          52,211             1,229
InVentiv Health, Inc. *                                 48,701             1,177
Kindred Healthcare, Inc. *                              51,492             1,389
LifePoint Hospitals, Inc. *                             94,241             2,698
Magellan Health Services, Inc. *                        65,910             2,752
Masimo Corp. *                                          23,300               880
MedAssets, Inc. *                                       15,000               227
Mentor Corp. (a)                                        53,296             1,322
Meridian Bioscience, Inc.                               67,750             1,762
Molina Healthcare, Inc. (a)*                            24,000               716
National Healthcare Corp. (a)                            5,688               289
NuVasive, Inc. (a)*                                     59,900             3,365
Omnicell, Inc. (a)*                                     58,300               947
Owens & Minor, Inc. (a)                                 69,192             3,177
PharMerica Corp. (a)*                                   46,064             1,089
Phase Forward, Inc. (a)*                                71,500             1,316
PSS World Medical, Inc. (a)*                           112,066             1,878
Psychiatric Solutions, Inc. (a)*                        93,154             3,262
Sirona Dental Systems, Inc. (a)*                        39,465               980
STERIS Corp.                                           105,358             3,600
Sunrise Senior Living, Inc. *                           70,877             1,271
SurModics, Inc. (a)*                                    24,019             1,011
Symmetry Medical, Inc. *                                55,991               936
The TriZetto Group, Inc. *                              71,680             1,563
Thoratec Corp. (a)*                                     85,626             1,606
Triple-S Management Corp., Class B (a)*                 26,300               417
Universal American Financial Corp. *                    72,702               763
Vital Signs, Inc. (a)                                    8,000               585
Volcano Corp. *                                         49,100               745
West Pharmaceutical Services, Inc. (a)                  51,865             2,382
Wright Medical Group, Inc. (a)*                         57,900             1,823
                                                                 ---------------
                                                                          96,575
HOUSEHOLD & PERSONAL PRODUCTS 0.3%
--------------------------------------------------------------------------------
Bare Escentuals, Inc. (a)*                              48,600               561
Chattem, Inc. (a)*                                      30,713             1,980
Elizabeth Arden, Inc. *                                 39,498               645
Nu Skin Enterprises, Inc., Class A                      88,122             1,424
                                                                 ---------------
                                                                           4,610
INSURANCE 2.8%
--------------------------------------------------------------------------------
Allied World Assurance Co. Holdings Ltd.                 4,147               173
Ambac Financial Group, Inc. (a)                        484,900             1,222
American Equity Investment Life Holding Co. (a)         77,764               680
AmTrust Financial Services, Inc. (a)                    40,705               593
Argo Group International Holdings Ltd. (a)*             45,038             1,533
CNA Surety Corp. *                                      37,000               481

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Delphi Financial Group, Inc., Class A                   71,880             1,793
eHealth, Inc. (a)*                                      27,400               398
Employers Holdings, Inc.                                78,000             1,390
FBL Financial Group, Inc., Class A (a)                  27,168               566
Greenlight Capital Re Ltd. *                             9,789               202
Harleysville Group, Inc.                                29,763             1,061
Hilb Rogal & Hobbs Co.                                  61,219             2,654
Hilltop Holdings, Inc. *                                41,139               424
Horace Mann Educators Corp.                             78,278             1,085
Infinity Property & Casualty Corp.                      31,792             1,417
IPC Holdings Ltd.                                       73,877             2,371
Kansas City Life Insurance Co.                             299                15
LandAmerica Financial Group, Inc. (a)                   24,433               281
Montpelier Re Holdings Ltd.                            168,649             2,648
National Financial Partners Corp. (a)                   66,638             1,389
National Western Life Insurance Co.,
   Class A (a)                                           4,494             1,064
Odyssey Re Holdings Corp.                                1,349                53
OneBeacon Insurance Group Ltd.                          44,200               800
ProAssurance Corp. *                                    55,989             2,740
RLI Corp. (a)                                           35,155             1,920
Safety Insurance Group, Inc.                            22,670               963
Selective Insurance Group, Inc. (a)                     91,014             1,966
State Auto Financial Corp. (a)                          39,856             1,152
Stewart Information Services Corp. (a)                  28,543               498
The Navigators Group, Inc. (a)*                         21,485             1,022
The Phoenix Cos., Inc.                                 191,792             1,866
Tower Group, Inc. (a)                                   30,300               690
United America Indemnity Ltd., Class A *                19,411               253
United Fire & Casualty Co. (a)                          34,300               932
Zenith National Insurance Corp. (a)                     58,245             2,004
                                                                 ---------------
                                                                          40,299
MATERIALS 4.3%
--------------------------------------------------------------------------------
A. Schulman, Inc.                                       40,409               939
A.M. Castle & Co. (a)                                   19,797               401
AbitibiBowater, Inc. (a)                                88,998               750
AMCOL International Corp. (a)                           37,652             1,202
Arch Chemicals, Inc. (a)                                42,772             1,373
Brush Engineered Materials, Inc. (a)*                   31,000               742
Coeur d'Alene Mines Corp. (a)*                         931,306             2,691
Deltic Timber Corp.                                     16,304               992
Eagle Materials, Inc. (a)                               73,390             1,821
Ferro Corp. (a)                                         68,377             1,488
Glatfelter                                              71,400             1,044
Graphic Packaging Holding Co. (a)*                     190,915               430
H.B. Fuller Co. (a)                                    102,816             2,570
Haynes International, Inc. (a)*                         14,625               694
Headwaters, Inc. (a)*                                   69,114               906
Hecla Mining Co. (a)*                                  202,600             1,860

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
Kaiser Aluminum Corp.                                   25,450             1,343
Koppers Holdings, Inc.                                  29,900             1,292
Kronos Worldwide, Inc. (a)                              72,105             1,040
Louisiana-Pacific Corp. (a)                            174,300             1,475
Minerals Technologies, Inc.                             37,061             2,391
NewMarket Corp. (a)                                     29,600             1,828
NL Industries, Inc. (a)                                 15,841               158
Olin Corp.                                             117,891             3,506
OM Group, Inc. *                                        50,600             1,700
PolyOne Corp. *                                        149,375             1,120
Rock-Tenn Co., Class A (a)                              58,000             2,062
Royal Gold, Inc. (a)                                    48,938             1,746
RTI International Metals, Inc. *                        39,166             1,068
Sensient Technologies Corp.                             77,425             2,409
Silgan Holdings, Inc. (a)                               40,012             2,113
Sims Group Ltd.                                            820                26
Smurfit-Stone Container Corp. *                        432,000             2,467
Spartech Corp.                                           4,467                45
Stillwater Mining Co. (a)*                              68,941               655
Temple-Inland, Inc.                                    179,700             2,920
Texas Industries, Inc. (a)                              46,251             2,391
Valhi, Inc. (a)                                         39,975               914
W.R. Grace & Co. *                                     101,700             2,621
Wausau Paper Corp. (a)                                  80,920               717
Westlake Chemical Corp. (a)                             32,100               562
Worthington Industries, Inc. (a)                       112,360             1,993
Zoltek Cos., Inc. (a)*                                  39,400               879
                                                                 ---------------
                                                                          61,344
MEDIA 1.3%
--------------------------------------------------------------------------------
Arbitron, Inc. (a)                                      49,256             2,315
Belo Corp., Class A                                    141,200               959
Charter Communications, Inc., Class A (a)*               3,036                 3
Cinemark Holdings, Inc. (a)                             37,494               550
Citadel Broadcasting Corp. (a)*                        308,523               275
CKX, Inc. (a)*                                          72,771               570
Clear Channel Outdoor Holdings, Inc., Class A *          7,275               116
Cox Radio, Inc., Class A *                              58,600               580
Crown Media Holdings, Inc., Class A (a)*                18,000                76
Entravision Communications Corp., Class A (a)*         114,227               361
Harte-Hanks, Inc.                                       72,616               901
Hearst-Argyle Television, Inc. (a)                      44,980               952
Journal Communications, Inc., Class A (a)               70,878               337
Lee Enterprises, Inc. (a)                               72,940               220
Live Nation, Inc. (a)*                                 126,689             1,599
Marvel Entertainment, Inc. (a)*                         97,830             3,395
National CineMedia, Inc.                                64,000               819
Radio One, Inc., Class A (a)*                          125,462               232
RCN Corp. (a)*                                          62,368               759
Scholastic Corp.                                        42,169             1,088
Sinclair Broadcast Group, Inc., Class A (a)             77,078               588
The McClatchy Co., Class A (a)                          94,505               403
Valassis Communications, Inc. *                         75,662               667

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
Warner Music Group Corp. (a)                            74,286               620
Westwood One, Inc. *                                    11,689                15
World Wrestling Entertainment, Inc., Class A            40,100               657
                                                                 ---------------
                                                                          19,057
PHARMACEUTICALS & BIOTECHNOLOGY 6.1%
--------------------------------------------------------------------------------
Abraxis BioScience *                                     7,746               583
Acorda Therapeutics, Inc. *                             41,800             1,371
Affymetrix, Inc. (a)*                                  117,200               924
Alkermes, Inc. *                                       161,042             2,536
Alnylam Pharmaceuticals, Inc. (a)*                      55,200             1,920
Alpharma, Inc., Class A (a)*                            74,630             1,695
AMAG Pharmaceuticals, Inc. (a)*                         23,600               968
APP Pharmaceuticals, Inc. (a)*                          47,356             1,120
Arena Pharmaceuticals, Inc. (a)*                       166,300             1,128
Auxilium Pharmaceuticals, Inc. (a)*                     59,400             2,204
Celera Corp. (a)*                                      154,517             2,109
Cepheid, Inc. *                                        106,200             1,818
Cubist Pharmaceuticals, Inc. (a)*                       90,432             2,049
CV Therapeutics, Inc. (a)*                              91,563               858
Dionex Corp. (a)*                                       31,344             2,179
eResearch Technology, Inc. *                            62,103               904
Exelixis, Inc. *                                       153,672             1,076
Halozyme Therapeutics, Inc. *                          109,300               876
Human Genome Sciences, Inc. (a)*                       228,881             1,517
Incyte Corp. *                                         140,163             1,298
InterMune, Inc. (a)*                                    65,000             1,117
Isis Pharmaceuticals, Inc. (a)*                        156,700             2,684
K-V Pharmaceutical Co.,  Class A (a)*                   73,101             1,498
Kendle International, Inc. (a)*                         21,677               892
Luminex Corp. (a)*                                      61,900             1,362
Martek Biosciences Corp. (a)*                           51,576             1,940
Medarex, Inc. (a)*                                     203,750             2,013
Medicis Pharmaceutical Corp., Class A                   91,449             1,679
Myriad Genetics, Inc. *                                 73,365             4,879
Nektar Therapeutics *                                  145,871               726
Onyx Pharmaceuticals, Inc. *                            90,466             3,664
OSI Pharmaceuticals, Inc. (a)*                          93,291             4,910
Par Pharmaceutical Cos, Inc. *                          55,280               956
PAREXEL International Corp. (a)*                        92,818             2,713
PDL BioPharma, Inc.                                    197,500             2,206
Regeneron Pharmaceuticals, Inc. *                      110,349             2,416
Rigel Pharmaceuticals, Inc. (a)*                        61,700             1,570
Savient Pharmaceuticals, Inc. (a)*                      74,300             1,975
Sciele Pharma, Inc. (a)*                                61,332             1,144
Seattle Genetics, Inc. (a)*                             72,398               822
The Medicines Co. (a)*                                 102,608             2,279
Theravance, Inc. *                                      99,338             1,587
United Therapeutics Corp. *                             37,776             4,283
Valeant Pharmaceuticals International (a)*             154,686             2,648
Varian, Inc. (a)*                                       49,971             2,469
ViroPharma, Inc. *                                     113,074             1,392

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
XenoPort, Inc. (a)*                                     32,200             1,475
ZymoGenetics, Inc. (a)*                                 94,977               817
                                                                 ---------------
                                                                          87,249
REAL ESTATE 6.4%
--------------------------------------------------------------------------------
Acadia Realty Trust (a)                                 49,400             1,121
Alexander's, Inc. (a)*                                   3,110             1,103
American Campus Communities, Inc. (a)                   59,100             1,730
Anthracite Capital, Inc. (a)                           125,600               794
Ashford Hospitality Trust (a)                          158,200               628
BioMed Realty Trust, Inc. (a)                          121,834             3,143
Brandywine Realty Trust                                134,530             2,159
Capstead Mortgage Corp.                                 83,800               915
CBL & Associates Properties, Inc. (a)                  112,200             2,179
Colonial Properties Trust (a)                           80,000             1,597
Corporate Office Properties Trust (a)                   80,149             3,116
Cousins Properties, Inc. (a)                            61,645             1,354
DCT Industrial Trust, Inc. (a)                         284,900             2,413
Deerfield Capital Corp. (a)                             12,551                 8
DiamondRock Hospitality Co. (a)                        178,800             1,649
Douglas Emmett, Inc. (a)                                43,631             1,027
DuPont Fabros Technology, Inc.                          54,866               897
EastGroup Properties, Inc. (a)                          45,590             2,115
Entertainment Properties Trust (a)                      51,055             2,739
Equity Lifestyle Properties, Inc.                       45,659             2,192
Equity One, Inc. (a)                                    57,937             1,119
Extra Space Storage, Inc. (a)                          122,258             1,732
FelCor Lodging Trust, Inc.                              95,494               763
First Industrial Realty Trust, Inc. (a)                 69,101             1,713
First Potomac Realty Trust                               2,184                35
Forestar Real Estate Group, Inc. (a)*                   38,200               691
Franklin Street Properties Corp. (a)                    89,265             1,095
FX Real Estate and Entertainment, Inc. (a)*              5,996                11
Getty Realty Corp.                                      27,142               508
Glimcher Realty Trust (a)                               56,548               526
Gramercy Capital Corp. (a)                              74,148               501
Healthcare Realty Trust, Inc. (a)                       85,781             2,489
Home Properties, Inc. (a)                               59,765             3,288
HRPT Properties Trust (a)                              363,004             2,545
Inland Real Estate Corp. (a)                           100,236             1,499
Kilroy Realty Corp.                                     55,600             2,547
LaSalle Hotel Properties                                76,126             1,729
Lexington Realty Trust (a)                             108,091             1,557
LTC Properties, Inc. (a)                                33,167               969
Maguire Properties, Inc. (a)                            57,535               621
Medical Properties Trust, Inc. (a)                     109,400             1,213
MFA Mortgage Investments, Inc.                         250,164             1,614
Mid-America Apartment Communities, Inc. (a)             43,552             2,503
National Health Investors, Inc.                         36,368             1,123
National Retail Properties, Inc. (a)                   122,626             2,592
Newcastle Investment Corp. (a)                          72,630               442

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
NorthStar Realty Finance Corp. (a)                      92,500               775
OMEGA Healthcare Investors, Inc. (a)                   116,458             2,011
Parkway Properties, Inc. (a)                            22,900               808
Pennsylvania Real Estate Investment Trust               66,412             1,223
Post Properties, Inc.                                   74,267             2,361
Potlatch Corp. (a)                                      66,303             3,088
PS Business Parks, Inc.                                 24,638             1,296
RAIT Financial Trust                                       318                 2
Redwood Trust, Inc. (a)                                 53,729             1,173
Saul Centers, Inc. (a)                                  17,300               839
Sovran Self Storage, Inc. (a)                           36,826             1,540
Strategic Hotel & Resorts, Inc. (a)                    116,031               915
Sunstone Hotel Investors, Inc. (a)                     101,409             1,312
Tanger Factory Outlet Centers, Inc. (a)                 58,734             2,193
Tejon Ranch Co. (a)*                                    18,292               555
U-Store-It Trust (a)                                    75,979               885
Washington Real Estate Investment Trust (a)             78,882             2,703
                                                                 ---------------
                                                                          91,983
RETAILING 3.5%
--------------------------------------------------------------------------------
99 Cents Only Stores (a)*                               71,806               480
Aaron Rents, Inc. (a)                                   90,671             2,491
Aeropostale, Inc. *                                    124,632             4,019
AnnTaylor Stores Corp. *                               103,700             2,338
bebe stores, Inc. (a)                                   22,849               237
Blockbuster, Inc., Class A (a)*                        336,021               937
Blue Nile, Inc. (a)*                                    26,700             1,028
Brown Shoe Co., Inc.                                    75,675             1,221
Building Materials Holding Corp.                         2,795                 5
Cabela's, Inc. (a)*                                     66,836               777
Charming Shoppes, Inc. (a)*                            183,453             1,000
Chico's FAS, Inc. *                                    297,800             1,659
Christopher & Banks Corp.                                1,240                11
Circuit City Stores, Inc. (a)                          284,700               575
Coldwater Creek, Inc. (a)*                              96,579               630
Collective Brands, Inc. (a)*                           110,800             1,427
Dillard's, Inc., Class A (a)                            96,600               977
DSW, Inc., Class A (a)*                                  5,000                68
Fred's, Inc., Class A (a)                                9,737               125
Genesco, Inc. (a)*                                      31,244               919
Group 1 Automotive, Inc. (a)                            52,364             1,029
GSI Commerce, Inc. (a)*                                 31,500               480
Hibbett Sports, Inc. (a)*                               45,775               964
Jo-Ann Stores, Inc. *                                   40,400               888
Jos. A. Bank Clothiers, Inc. (a)*                       29,912               670
NutriSystem, Inc. (a)                                   67,748             1,166
O'Reilly Automotive, Inc. *                             28,882               738
OfficeMax, Inc.                                        128,300             1,637
Orbitz Worldwide, Inc. *                                20,000               117
Pacific Sunwear of California, Inc. *                  137,361             1,196
Penske Automotive Group, Inc. (a)                       69,116               919
Pier 1 Imports, Inc. *                                 136,902               507
Rent-A-Center, Inc. (a)*                               110,005             2,332

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Sally Beauty Holdings, Inc. (a)*                       128,050               948
Sonic Automotive, Inc., Class A (a)                     49,332               497
Stage Stores, Inc. (a)                                  59,527               882
The Buckle, Inc.                                        24,676             1,270
The Cato Corp., Class A (a)                             51,504               921
The Children's Place Retail Stores, Inc. *              34,813             1,325
The Dress Barn, Inc. (a)*                               70,912             1,144
The Finish Line, Inc., Class A                          10,619               115
The Gymboree Corp. *                                    46,210             1,728
The Men's Wearhouse, Inc. (a)                           88,500             1,762
The Pep Boys - Manny, Moe & Jack (a)                    97,304               718
The Talbots, Inc. (a)                                   38,970               546
Tractor Supply Co. (a)*                                 55,200             2,098
Tween Brands, Inc. *                                    38,755               534
Ulta Salon, Cosmetics & Fragrance, Inc. (a)*            14,300               135
Zale Corp. (a)*                                         66,244             1,465
                                                                 ---------------
                                                                          49,655
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.8%
--------------------------------------------------------------------------------
Advanced Energy Industries, Inc. (a)*                   65,200               901
Amkor Technology, Inc. *                               187,518             1,643
ANADIGICS, Inc. (a)*                                    93,900               561
Applied Micro Circuits Corp. *                         108,465               842
Atheros Communications (a)*                             99,743             3,092
Atmel Corp. *                                          750,600             2,650
ATMI, Inc. *                                            51,954             1,170
Axcelis Technologies, Inc. *                           144,941               728
Brooks Automation, Inc. (a)*                           118,831               928
Cabot Microelectronics Corp. (a)*                       38,600             1,507
Cavium Networks, Inc. (a)*                              12,200               196
Cirrus Logic, Inc. *                                   142,004               807
Cymer, Inc. *                                           55,265             1,464
Diodes, Inc. (a)*                                       64,681             1,680
DSP Group, Inc. (a)*                                    47,711               337
Entegris, Inc. (a)*                                    210,672             1,333
Fairchild Semiconductor International,
   Inc. *                                              210,600             2,559
FEI Co. (a)*                                            61,600             1,555
FormFactor, Inc. (a)*                                   82,273             1,431
Hittite Microwave Corp. (a)*                            26,009               830
International Rectifier Corp. *                        122,600             2,069
Micrel, Inc. (a)                                        93,905               894
Microsemi Corp. (a)*                                   132,219             3,432
MKS Instruments, Inc. (a)*                              80,199             1,652
Monolithic Power Systems (a)*                           43,300               942
OmniVision Technologies, Inc. *                         91,073               997
Photronics, Inc. (a)*                                   75,474               321
PMC - Sierra, Inc. (a)*                                410,023             2,969
Power Integrations, Inc. (a)*                           44,962             1,228
RF Micro Devices, Inc. *                               456,704             1,493
Semtech Corp. *                                        114,129             1,663
Sigma Designs, Inc. (a)*                                39,700               696
Silicon Image, Inc. *                                  135,622               951
Skyworks Solutions, Inc. *                             261,808             2,477

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Spansion, Inc., Class A *                              153,563               352
Standard Microsystems Corp. (a)*                        39,092             1,037
Tessera Technologies, Inc. *                            96,990             1,689
TriQuint Semiconductor, Inc. *                         223,800             1,260
Veeco Instruments, Inc. *                               52,600               856
Vitesse Semiconductor Corp. *                          146,394               107
Zoran Corp. *                                           80,924               669
                                                                 ---------------
                                                                          53,968
SOFTWARE & SERVICES 6.8%
--------------------------------------------------------------------------------
ACI Worldwide, Inc. (a)*                                60,759             1,188
Acxiom Corp. (a)                                       117,376             1,507
Advent Software, Inc. (a)*                              28,114             1,224
Ansoft Corp. *                                          26,800               957
Ariba, Inc. (a)*                                       147,100             2,414
Aspen Technology, Inc. *                                28,400               378
Bankrate, Inc. (a)*                                     22,300               701
Blackbaud, Inc.                                         76,169             1,360
Blackboard, Inc. (a)*                                   49,461             1,976
CACI International, Inc., Class A *                     51,027             2,294
Clarent Corp. *                                        105,200                 1
CMGI, Inc. (a)*                                         87,050             1,065
Concur Technologies, Inc. (a)*                          74,500             3,071
CyberSource Corp. *                                    116,400             2,066
DealerTrack Holdings, Inc. (a)*                         44,336               691
Digital River, Inc. (a)*                                68,600             2,736
EarthLink, Inc. *                                      195,181             1,757
Epicor Software Corp. (a)*                              89,100               602
Euronet Worldwide, Inc. (a)*                            79,036             1,265
Exlservice Holdings, Inc. *                             10,000               150
Fair Isaac Corp. (a)                                    82,700             1,841
Forrester Research, Inc. *                              21,917               739
Gartner, Inc. *                                        110,249             2,686
Global Cash Access Holdings, Inc. (a)*                  78,718               472
Heartland Payment Systems, Inc. (a)                     27,100               624
Hewitt Associates, Inc., Class A *                       7,500               276
Informatica Corp. (a)*                                 140,581             2,276
Interwoven, Inc. (a)*                                   77,800             1,095
j2 Global Communications, Inc. *                        83,928             2,012
Jack Henry & Associates, Inc. (a)                      125,520             2,710
Lawson Software, Inc. *                                208,400             1,690
Macrovision Solutions Corp. (a)*                       195,729             2,975
Manhattan Associates, Inc. *                            47,647             1,169
ManTech International Corp., Class A *                  33,482             1,870
MAXIMUS, Inc. (a)                                       36,974             1,372
Mentor Graphics Corp. (a)*                             179,667             2,494
MicroStrategy, Inc., Class A *                          15,662               947
Move, Inc. (a)*                                        220,552               514
MPS Group, Inc. *                                      165,746             1,909
NeuStar, Inc., Class A *                               130,795             2,744
Omniture, Inc. *                                        70,200             1,218
Perot Systems Corp., Class A (a)*                      139,792             2,337
Progress Software Corp. *                               68,280             2,009
Quality Systems, Inc. (a)                               24,072               791
Quest Software, Inc. *                                 108,388             1,638
RealNetworks, Inc. (a)*                                188,330             1,294

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Sapient Corp. (a)*                                     175,463             1,133
SAVVIS, Inc. (a)*                                       46,600               752
Secure Computing Corp. *                                88,719               349
Solera Holdings, Inc. *                                 44,100             1,278
SPSS, Inc. (a)*                                         37,300             1,233
SRA International, Inc., Class A (a)*                   67,495             1,481
Sykes Enterprises, Inc. *                               35,093               620
Synchronoss Technologies, Inc. *                        37,100               435
Syntel, Inc. (a)                                        21,183               698
Take-Two Interactive Software, Inc. *                  130,004             2,964
The Ultimate Software Group, Inc. (a)*                  37,000               970
THQ, Inc. *                                            112,500             1,708
TIBCO Software, Inc. *                                 333,036             2,734
TiVo, Inc. (a)*                                        159,103             1,222
Unisys Corp. *                                         597,500             2,205
United Online, Inc. (a)                                107,087             1,163
VeriFone Holdings, Inc. (a)*                           103,343             1,546
Verint Systems, Inc. *                                  16,722               360
WebMD Health Corp., Class A (a)*                        14,824               359
Websense, Inc. *                                        70,904             1,480
Wind River Systems, Inc. *                             118,836             1,394
Wright Express Corp. *                                  64,176             1,704
                                                                 ---------------
                                                                          96,893
TECHNOLOGY HARDWARE & EQUIPMENT 5.3%
--------------------------------------------------------------------------------
3Com Corp. *                                           630,919             1,186
Adaptec, Inc. *                                         50,563               185
ADC Telecommunications, Inc. *                         199,000             1,883
ADTRAN, Inc. (a)                                       101,505             2,270
Agilysys, Inc.                                           1,912                23
Arris Group, Inc. (a)*                                 218,260             2,089
Avid Technology, Inc. (a)*                              67,905             1,501
Avocent Corp. (a)*                                      69,056             1,642
AVX Corp.                                               28,927               291
Benchmark Electronics, Inc. *                          117,794             1,724
Black Box Corp.                                         29,892               888
Blue Coat Systems *                                     64,600               939
Brightpoint, Inc. *                                     68,295               471
Checkpoint Systems, Inc. *                              62,444             1,316
Cogent, Inc. (a)*                                       68,609               696
Cognex Corp.                                            68,609             1,293
Coherent, Inc. (a)*                                     46,951             1,620
Comtech Telecommunications Corp. (a)*                   37,800             1,857
Daktronics, Inc. (a)                                    57,100             1,019
Data Domain, Inc. (a)*                                  13,600               293
Dycom Industries, Inc. *                                68,932             1,094
Echelon Corp. (a)*                                      52,300               552
Electro Scientific Industries, Inc. (a)*                39,085               611
Electronics for Imaging, Inc. (a)*                      87,409             1,225
Emulex Corp. *                                         146,290             1,649
F5 Networks, Inc. *                                    143,600             4,186
Foundry Networks, Inc. *                               237,924             4,149
Harmonic, Inc. (a)*                                    157,700             1,228
Hughes Communications, Inc. *                           10,000               437

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Hutchinson Technology, Inc. *                           41,786               620
Imation Corp.                                           49,813               949
Infinera Corp. (a)*                                     26,300               296
Insight Enterprises, Inc. *                             74,400               949
InterDigital, Inc. (a)*                                 76,594             1,778
Intermec, Inc. (a)*                                     81,440             1,533
IPG Photonics Corp. (a)*                                 7,118               126
Ixia (a)*                                              108,640               952
L-1 Identity Solutions, Inc. (a)*                      103,084             1,389
Littelfuse, Inc. (a)*                                   40,900             1,307
MasTec, Inc. *                                          73,273             1,051
MTS Systems Corp. (a)                                   30,175             1,264
National Instruments Corp.                              11,045               376
NETGEAR, Inc. (a)*                                      55,300               838
Newport Corp. *                                         55,737               585
Palm, Inc. (a)                                         165,160             1,087
Plantronics, Inc. (a)                                   78,493             1,911
Plexus Corp. *                                          73,562             2,096
Riverbed Technology, Inc. (a)*                          42,200               670
Rofin-Sinar Technologies, Inc. (a)*                     55,536             1,880
Rogers Corp. *                                          30,267             1,250
Sanmina-SCI Corp. *                                    819,634             1,451
ScanSource, Inc. (a)*                                   43,878             1,347
Sonus Networks, Inc. (a)*                              457,058             1,659
Starent Networks Corp. (a)*                             19,800               259
Sycamore Networks, Inc. *                              283,415               986
Synaptics, Inc. (a)*                                    42,200             2,035
SYNNEX Corp. (a)*                                       28,500               666
Technitrol, Inc.                                        64,743               908
Tekelec *                                              110,627             1,725
ViaSat, Inc. *                                          42,919               988
Vishay Intertechnology, Inc. *                         315,100             2,826
                                                                 ---------------
                                                                          76,074
TELECOMMUNICATION SERVICES 0.8%
--------------------------------------------------------------------------------
Alaska Communication Systems Group, Inc. (a)            75,300               959
Centennial Communications Corp. *                       87,873               707
Cincinnati Bell, Inc. *                                395,445             1,542
Cogent Communications Group, Inc. (a)*                  79,000               953
General Communication, Inc., Class A (a)*                  939                 8
ICO Global Communications Holdings Ltd (a)*             54,500               215
Iowa Telecommunications Services, Inc. (a)              50,800               942
iPCS, Inc. *                                            22,800               613
NTELOS Holdings Corp.                                   28,400               679
PAETEC Holding Corp. (a)*                              178,600             1,052
Premiere Global Services, Inc. *                       128,800             1,946
Rural Cellular Corp., Class A *                         22,500             1,012
Syniverse Holdings, Inc. *                              46,200               749
                                                                 ---------------
                                                                          11,377
TRANSPORTATION 2.4%
--------------------------------------------------------------------------------
AirTran Holdings, Inc. (a)*                            125,398               366
Alaska Air Group, Inc. (a)*                             77,209             1,381
AMERCO (a)*                                             13,104               604

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
American Commercial Lines, Inc. *                       78,802               902
Arkansas Best Corp. (a)                                 42,972             1,596
Atlas Air Worldwide Holdings, Inc. *                    22,100             1,064
Avis Budget Group, Inc. *                              173,219             1,057
Eagle Bulk Shipping, Inc. (a)                           79,100             2,297
Forward Air Corp. (a)                                   48,682             1,781
Genco Shipping & Trading Ltd. (a)                       34,400             2,345
Genesee & Wyoming, Inc., Class A (a)*                   65,972             2,670
Heartland Express, Inc. (a)                             89,952             1,533
Hub Group, Inc., Class A (a)*                           60,892             2,366
JetBlue Airways Corp. (a)*                             286,303             1,509
Knight Transportation, Inc. (a)                         97,488             1,844
Macquarie Infrastructure Co., LLC (a)                   75,951             1,703
Old Dominion Freight Line, Inc. (a)*                    56,989             2,091
Pacer International, Inc.                               52,018             1,235
Republic Airways Holdings, Inc. *                       54,900               528
SkyWest, Inc.                                           99,012             1,507
US Airways Group, Inc. *                               138,200               699
Werner Enterprises, Inc. (a)                            91,043             2,168
YRC Worldwide, Inc. (a)*                                96,000             1,622
                                                                 ---------------
                                                                          34,868
UTILITIES 3.9%
--------------------------------------------------------------------------------

ALLETE, Inc. (a)                                        40,690             1,732
American States Water Co. (a)                           29,100             1,051
Amerigas Partners L.P.                                  59,000             1,873
Avista Corp. (a)                                        86,012             1,946
Black Hills Corp.                                       61,798             1,994
California Water Service Group (a)                      34,987             1,285
CH Energy Group, Inc. (a)                               21,297               772
Cleco Corp. (a)                                        101,715             2,556
El Paso Electric Co. (a)*                               73,016             1,509
Ferrellgas Partners L.P.                                58,100             1,148
Great Plains Energy, Inc.                               60,278             1,523
IDACORP, Inc. (a)                                       70,798             2,111
ITC Holdings Corp.                                       2,741               143
MGE Energy, Inc.                                        33,860             1,189
New Jersey Resources Corp. (a)                          68,413             2,332
Nicor, Inc. (a)                                         76,300             3,038
Northwest Natural Gas Co. (a)                           44,895             2,032
NorthWestern Corp.                                      65,912             1,633
Otter Tail Corp. (a)                                    45,409             2,059
Piedmont Natural Gas Co., Inc. (a)                     124,077             3,323
PNM Resources, Inc. (a)                                129,900             1,521
Portland General Electric Co.                           48,500             1,139
South Jersey Industries, Inc.                           45,960             1,714
Southwest Gas Corp. (a)                                 68,496             1,980
Spectra Energy Partners L.P.                             5,000               118
Suburban Propane Partners L.P.                          57,494             2,220
The Empire District Electric Co. (a)                    56,900             1,161
The Laclede Group, Inc.                                 36,877             1,564

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
UIL Holdings Corp.                                      49,310             1,542
Unisource Energy Corp. (a)                              59,817             1,827
Vectren Corp.                                          129,117             3,770
WGL Holdings, Inc. (a)                                  79,661             2,751
                                                                 ---------------
                                                                          56,556
                                                                 ---------------
TOTAL COMMON STOCK
(COST $1,405,097)                                                      1,391,689
                                                                 ---------------
FOREIGN COMMON STOCK  1.2% OF NET ASSETS

BERMUDA 1.1%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
Aircastle Ltd.                                         128,800             1,410
Textainer Group Holdings Ltd.                           13,500               253
                                                                 ---------------
                                                                           1,663
CONSUMER DURABLES & APPAREL 0.1%
Helen of Troy Ltd. *                                    50,500             1,038

INSURANCE  0.6%
Assured Guaranty Ltd. (a)                              135,437             1,552
Enstar Group Ltd. *                                      7,394               752
Flagstone Reinsurance Holdings Ltd.                     23,829               296
Max Capital Group Ltd.                                  69,384             1,628
Platinum Underwriters Holdings Ltd.                     55,157             1,991
Validus Holdings Ltd.                                   83,014             1,894
                                                                 ---------------
                                                                           8,113
SOFTWARE & SERVICES 0.1%
VistaPrint Ltd. (a) *                                   55,300             1,425

TELECOMMUNICATION SERVICES 0.1%
Global Crossing Ltd. (a)*                               90,624             1,496

TRANSPORTATION 0.1%
TBS International Ltd. *                                25,800               943

UTILITIES 0.0%
Brookfield Infrastructure Partners L.P.                 24,366               456
                                                                 ---------------
                                                                          15,134

CAYMAN ISLANDS 0.0%
--------------------------------------------------------------------------------

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Smart Modular Technologies (WWH), Inc. *                14,813                58

LIBERIA 0.1%
--------------------------------------------------------------------------------

TRANSPORTATION 0.1%
Excel Maritime Carriers Ltd. (a)                        45,100             1,672
                                                                 ---------------
TOTAL FOREIGN COMMON STOCK
(COST $19,820)                                                            16,864
                                                                 ---------------

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
PREFERRED STOCK  0.1% OF NET ASSETS

HEALTH CARE EQUIPMENT & SERVICES 0.1%
--------------------------------------------------------------------------------
Inverness Medical Innovations, Inc.,
   Class B *                                             2,944               687
                                                                 ---------------
TOTAL PREFERRED STOCK
(COST $1,113)                                                                687
                                                                 ---------------

SECURITY                                         FACE AMOUNT         VALUE
         RATE, MATURITY DATE                     ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENTS 1.5% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 1.4%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit
   1.86%, 08/01/08                                      20,504            20,504

U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
U.S. Treasury Bills
   1.89%, 09/18/08 (b)                                   1,597             1,593
   1.30%, 09/18/08 (b)                                      45                45
                                                                 ---------------
                                                                           1,638
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(COST $22,142)                                                            22,142
                                                                 ---------------

END OF INVESTMENTS.

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN  37.4% OF NET ASSETS

Securities Lending Investment Fund, a series
   of the Brown Brothers Investment Trust          535,744,006           535,744

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.
(All dollar amounts are x 1,000)

At 07/31/08 the tax basis cost of the fund's investments was $1,448,849 and the unrealized appreciation and depreciation were $249,452 and ($266,919), respectively, with a net unrealized depreciation of ($17,467).

*    Non-income producing security.
(a)  All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 07//31/08. All numbers are x1,000 except number of futures contracts.

                                               NUMBER OF   CONTRACT   UNREALIZED
                                               CONTRACTS     VALUE       GAINS
FUTURES CONTRACT
Russell 2000 Index, e-mini, Long,
   expires 09/19/08                                  280     20,034          385

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK GROWTH PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    16.0%  COMMON STOCK                                 69,471           112,497
    83.6%  OTHER INVESTMENT COMPANIES                  520,438           586,085
     0.4%  SHORT-TERM INVESTMENT                         2,563             2,563
--------------------------------------------------------------------------------
   100.0%  TOTAL INVESTMENTS                           592,472           701,145
     0.0%  OTHER ASSETS AND LIABILITIES, NET                                  42
--------------------------------------------------------------------------------
   100.0%  TOTAL NET ASSETS                                              701,187

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COMMON STOCK 16.0% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Ford Motor Co. *                                        18,103                87
General Motors Corp.                                     5,425                60
Harley-Davidson, Inc.                                    3,000               114
Johnson Controls, Inc.                                   5,400               163
The Goodyear Tire & Rubber Co. *                         1,600                31
                                                                 ---------------
                                                                             455
BANKS 0.4%
--------------------------------------------------------------------------------
BB&T Corp.                                               5,300               149
Comerica, Inc.                                           1,700                49
Fannie Mae                                               9,400               108
Fifth Third Bancorp                                      5,369                75
First Horizon National Corp.                             1,200                11
Freddie Mac                                              6,600                54
Hudson City Bancorp, Inc.                                3,500                64
Huntington Bancshares, Inc.                              2,262                16
KeyCorp                                                  4,400                46
M&T Bank Corp.                                             998                70
Marshall & Ilsley Corp.                                  2,056                31
MGIC Investment Corp.                                      900                 6
National City Corp.                                      6,100                29
PNC Financial Services Group, Inc.                       2,800               200
Regions Financial Corp.                                  7,173                68
Sovereign Bancorp, Inc.                                  3,885                37
SunTrust Banks, Inc.                                     3,500               144
U.S. Bancorp                                            17,972               550
Wachovia Corp.                                          18,552               320
Washington Mutual, Inc.                                  9,843                52
Wells Fargo & Co.                                       33,230             1,006
Zions Bancorp                                              900                26
                                                                 ---------------
                                                                           3,111

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
CAPITAL GOODS 1.4%
--------------------------------------------------------------------------------
3M Co.                                                   7,600               535
Caterpillar, Inc.                                        6,600               459
Cooper Industries Ltd., Class A                          1,800                76
Cummins, Inc.                                            1,600               106
Danaher Corp.                                            2,800               223
Deere & Co.                                              4,600               323
Dover Corp.                                              2,000                99
Eaton Corp.                                              1,400                99
Emerson Electric Co.                                     8,000               390
Fluor Corp.                                              1,600               130
General Dynamics Corp.                                   4,000               357
General Electric Co.                                   102,700             2,905
Goodrich Corp.                                           1,100                54
Honeywell International, Inc.                            8,437               429
Illinois Tool Works, Inc.                                4,200               197
Ingersoll-Rand Co., Ltd., Class A                        3,783               136
ITT Corp.                                                1,800               120
Jacobs Engineering Group, Inc. *                         1,200                93
L-3 Communications Holdings, Inc.                        1,100               109
Lockheed Martin Corp.                                    3,900               407
Masco Corp.                                              4,500                74
Northrop Grumman Corp.                                   3,592               242
PACCAR, Inc.                                             3,543               149
Pall Corp.                                               1,000                40
Parker Hannifin Corp.                                    1,725               106
Precision Castparts Corp.                                1,400               131
Raytheon Co.                                             4,500               256
Rockwell Automation, Inc.                                1,900                85
Rockwell Collins, Inc.                                   1,900                94
Terex Corp. *                                              800                38
Textron, Inc.                                            3,000               130
The Boeing Co.                                           8,078               494
The Manitowoc Co., Inc.                                  1,300                34
Tyco International Ltd.                                  4,950               221
United Technologies Corp.                               10,000               640
W.W. Grainger, Inc.                                        900                81
                                                                 ---------------
                                                                          10,062
COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                          3,100                37
Avery Dennison Corp.                                     1,200                53
Cintas                                                   1,638                47
Equifax, Inc.                                            1,200                42
Monster Worldwide, Inc. *                                  954                17
Pitney Bowes, Inc.                                       2,300                73
R.R. Donnelley & Sons Co.                                2,100                56
Robert Half International, Inc.                          1,700                43
Waste Management, Inc.                                   5,517               196
                                                                 ---------------
                                                                             564
CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Centex Corp.                                             1,200                18
Coach, Inc. *                                            3,600                92
D.R. Horton, Inc.                                        2,660                29
Eastman Kodak Co.                                        3,100                45
Fortune Brands, Inc.                                     1,400                80

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Harman International Industries, Inc.                      700                29
Hasbro, Inc.                                             1,650                64
Jones Apparel Group, Inc.                                1,200                20
KB HOME                                                    800                14
Leggett & Platt, Inc.                                    2,000                39
Lennar Corp., Class A                                    1,300                16
Liz Claiborne, Inc.                                      1,200                16
Mattel, Inc.                                             4,150                83
Newell Rubbermaid, Inc.                                  2,745                45
NIKE, Inc., Class B                                      4,600               270
Polo Ralph Lauren Corp.                                    500                29
Pulte Homes, Inc.                                        2,400                29
Snap-on, Inc.                                              600                34
The Black & Decker Corp.                                   900                54
The Stanley Works                                          600                27
VF Corp.                                                 1,200                86
Whirlpool Corp.                                            907                69
                                                                 ---------------
                                                                           1,188
CONSUMER SERVICES 0.3%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                            1,700               106
Carnival Corp.                                           4,300               159
Darden Restaurants, Inc.                                 1,800                59
H&R Block, Inc.                                          3,400                83
International Game Technology                            3,400                74
Marriott International, Inc., Class A                    3,900               101
McDonald's Corp.                                        12,400               741
Starbucks Corp. *                                        7,920               116
Starwood Hotels & Resorts Worldwide, Inc.                1,900                65
Wendy's International, Inc.                              1,000                23
Wyndham Worldwide Corp.                                  1,986                36
YUM! Brands, Inc.                                        6,240               223
                                                                 ---------------
                                                                           1,786
DIVERSIFIED FINANCIALS 1.2%
--------------------------------------------------------------------------------
American Capital Ltd.                                      900                18
American Express Co.                                    12,300               457
Ameriprise Financial, Inc.                               2,300                98
Bank of America Corp.                                   46,575             1,532
Bank of New York Mellon Corp.                           10,986               390
Capital One Financial Corp.                              2,900               121
CIT Group, Inc.                                          2,000                17
Citigroup, Inc.                                         49,392               923
CME Group, Inc.                                            340               123
Discover Financial Services                              5,450                80
E*TRADE Financial Corp. *                                3,500                11
Federated Investors, Inc., Class B                       1,100                36
Franklin Resources, Inc.                                 1,500               151
IntercontinentalExchange, Inc. *                           700                70
Janus Capital Group, Inc.                                2,200                67
JPMorgan Chase & Co.                                    34,915             1,419
Legg Mason, Inc.                                         1,200                48
Lehman Brothers Holdings, Inc.                           5,200                90
Leucadia National Corp.                                  1,500                67
Merrill Lynch & Co., Inc.                                8,800               235
Moody's Corp.                                            3,000               105
Morgan Stanley                                          10,900               430

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Northern Trust Corp.                                     2,200               172
NYSE Euronext                                            2,500               118
SLM Corp. *                                              4,110                70
State Street Corp.                                       3,300               236
T. Rowe Price Group, Inc.                                2,400               144
The Charles Schwab Corp. (a)                            11,242               257
The Goldman Sachs Group, Inc.                            4,179               769
                                                                 ---------------
                                                                           8,254
ENERGY 2.2%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                 4,836               280
Apache Corp.                                             3,308               371
Baker Hughes, Inc.                                       3,360               279
BJ Services Co.                                          3,000                88
Cabot Oil & Gas Corp.                                    1,000                44
Cameron International Corp. *                            2,200               105
Chesapeake Energy Corp.                                  3,600               181
Chevron Corp.                                           21,635             1,829
ConocoPhillips                                          16,440             1,342
CONSOL Energy, Inc.                                      1,800               134
Devon Energy Corp.                                       4,600               436
El Paso Corp.                                            6,306               113
ENSCO International, Inc.                                1,100                76
EOG Resources, Inc.                                      2,256               227
Exxon Mobil Corp.                                       57,298             4,608
Halliburton Co.                                          9,916               444
Hess Corp.                                               2,520               256
Marathon Oil Corp.                                       7,178               355
Massey Energy Co.                                          800                59
Murphy Oil Corp.                                         1,600               128
Nabors Industries Ltd. *                                 2,800               102
National-Oilwell Varco, Inc. *                           3,200               252
Noble Corp.                                              2,600               135
Noble Energy                                             1,500               111
Occidental Petroleum Corp.                               7,800               615
Peabody Energy Corp.                                     1,900               129
Range Resources Corp.                                    1,300                63
Rowan Cos., Inc.                                         1,100                44
Schlumberger Ltd.                                       11,400             1,158
Smith International, Inc.                                1,900               141
Southwestern Energy Co. *                                3,500               127
Spectra Energy Corp.                                     5,674               154
Sunoco, Inc.                                             1,400                57
Tesoro Corp.                                             1,400                22
The Williams Cos., Inc.                                  5,000               160
Transocean, Inc. *                                       2,689               366
Valero Energy Corp.                                      6,000               200
Weatherford International Ltd. *                         5,440               205
XTO Energy, Inc.                                         4,166               197
                                                                 ---------------
                                                                          15,593
FOOD & STAPLES RETAILING 0.5%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                   4,400               276
CVS Caremark Corp.                                      15,264               557
Safeway, Inc.                                            4,200               112
SUPERVALU, Inc.                                          2,043                52
Sysco Corp.                                              6,200               176
The Kroger Co.                                           7,200               204
Wal-Mart Stores, Inc.                                   24,800             1,454
Walgreen Co.                                             9,900               340

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Whole Foods Market, Inc.                                 1,000                22
                                                                 ---------------
                                                                           3,193
FOOD, BEVERAGE & TOBACCO 0.9%
--------------------------------------------------------------------------------
Altria Group, Inc.                                      20,300               413
Anheuser-Busch Cos., Inc.                                7,800               529
Archer-Daniels-Midland Co.                               6,532               187
Brown-Forman Corp., Class B                                904                65
Campbell Soup Co.                                        1,800                65
Coca-Cola Enterprises, Inc.                              4,000                68
ConAgra Foods, Inc.                                      4,900               106
Constellation Brands, Inc., Class A *                    1,920                41
Dean Foods Co. *                                         1,300                28
General Mills, Inc.                                      3,576               230
H.J. Heinz Co.                                           3,400               171
Kellogg Co.                                              2,500               133
Kraft Foods, Inc., Class A                              14,048               447
Lorillard, Inc. *                                        1,818               122
McCormick & Co., Inc.                                    1,400                56
Molson Coors Brewing Co., Class B                        1,600                86
PepsiCo, Inc.                                           16,460             1,096
Philip Morris International, Inc.                       20,300             1,048
Reynolds American, Inc.                                  2,284               128
Sara Lee Corp.                                           7,600               104
The Coca-Cola Co.                                       20,600             1,061
The Hershey Co.                                          1,700                62
The Pepsi Bottling Group, Inc.                           1,932                54
Tyson Foods, Inc., Class A                               2,500                37
UST, Inc.                                                1,600                84
Wm. Wrigley Jr. Co.                                      2,375               188
                                                                 ---------------
                                                                           6,609
HEALTH CARE EQUIPMENT & SERVICES 0.7%
--------------------------------------------------------------------------------
Aetna, Inc.                                              5,696               234
AmerisourceBergen Corp.                                  2,000                84
Baxter International, Inc.                               6,100               419
Becton, Dickinson & Co.                                  2,600               221
Boston Scientific Corp. *                               10,887               129
C.R. Bard, Inc.                                          1,000                93
Cardinal Health, Inc.                                    4,100               220
CIGNA Corp.                                              4,200               155
Coventry Health Care, Inc. *                             1,650                58
Covidien Ltd.                                            4,950               244
Express Scripts, Inc. *                                  3,200               226
Hospira, Inc. *                                          1,530                58
Humana, Inc. *                                           1,400                61
IMS Health, Inc.                                         2,300                48
Intuitive Surgical, Inc. *                                 400               124
Laboratory Corp. of America Holdings *                   1,300                88
McKesson Corp.                                           2,654               149
Medco Health Solutions, Inc. *                           5,282               262
Medtronic, Inc.                                         11,800               623
Patterson Cos., Inc. *                                   1,300                41
Quest Diagnostics, Inc.                                  1,802                96
St. Jude Medical, Inc. *                                 3,500               163
Stryker Corp.                                            2,884               185

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Tenet Healthcare Corp. *                                 4,650                27
UnitedHealth Group, Inc.                                12,600               354
Varian Medical Systems, Inc. *                             900                54
WellPoint, Inc. *                                        5,902               310
Zimmer Holdings, Inc. *                                  2,300               158
                                                                 ---------------
                                                                           4,884
HOUSEHOLD & PERSONAL PRODUCTS 0.4%
--------------------------------------------------------------------------------
Avon Products, Inc.                                      4,800               203
Colgate-Palmolive Co.                                    5,300               394
Kimberly-Clark Corp.                                     4,960               287
The Clorox Co.                                           1,500                82
The Estee Lauder Cos., Inc., Class A                     1,100                48
The Procter & Gamble Co.                                31,717             2,077
                                                                 ---------------
                                                                           3,091
INSURANCE 0.5%
--------------------------------------------------------------------------------
Aflac, Inc.                                              5,200               289
American International Group, Inc.                      25,551               666
Aon Corp.                                                2,625               120
Assurant, Inc.                                           1,000                60
Cincinnati Financial Corp.                               1,984                55
Genworth Financial, Inc., Class A                        3,700                59
Lincoln National Corp.                                   3,168               151
Loews Corp.                                              2,202                98
Marsh & McLennan Cos., Inc.                              5,200               147
MBIA, Inc.                                               1,350                 8
MetLife, Inc.                                            7,310               371
Principal Financial Group, Inc.                          3,065               130
Prudential Financial, Inc.                               5,200               359
SAFECO Corp.                                             1,100                73
The Allstate Corp.                                       6,700               310
The Chubb Corp.                                          3,800               182
The Hartford Financial Services Group, Inc.              2,900               184
The Progressive Corp.                                    8,400               170
The Travelers Cos., Inc.                                 6,453               285
Torchmark Corp.                                          1,100                64
Unum Group                                               2,349                57
XL Capital Ltd., Class A                                 1,300                23
                                                                 ---------------
                                                                           3,861
MATERIALS 0.6%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                           2,300               219
AK Steel Holding Corp.                                     750                48
Alcoa, Inc.                                              8,472               286
Allegheny Technologies, Inc.                               735                35
Ashland, Inc.                                              800                34
Ball Corp.                                                 800                36
Bemis Co., Inc.                                          1,000                28
E.I. du Pont de Nemours & Co.                            9,592               420
Eastman Chemical Co.                                       800                48
Ecolab, Inc.                                             2,200                98
Freeport-McMoRan Copper & Gold, Inc.                     2,919               282
Hercules, Inc.                                             900                18
International Flavors & Fragrances, Inc.                 1,100                44

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
International Paper Co.                                  4,846               134
MeadWestvaco Corp.                                       1,970                53
Monsanto Co.                                             4,986               594
Newmont Mining Corp.                                     4,201               202
Nucor Corp.                                              3,600               206
Pactiv Corp. *                                           1,500                36
PPG Industries, Inc.                                     1,700               103
Praxair, Inc.                                            3,200               300
Rohm & Haas Co.                                          1,505               113
Sealed Air Corp.                                         1,764                38
Sigma-Aldrich Corp.                                      1,200                73
The Dow Chemical Co.                                     9,394               313
Titanium Metals Corp.                                      900                10
United States Steel Corp.                                  900               144
Vulcan Materials Co.                                       800                51
Weyerhaeuser Co.                                         2,300               123
                                                                 ---------------
                                                                           4,089
MEDIA 0.4%
--------------------------------------------------------------------------------
CBS Corp., Class B                                       7,905               129
Comcast Corp., Class A                                  31,764               655
Gannett Co., Inc.                                        2,500                45
Meredith Corp.                                             500                13
News Corp., Class A                                     24,300               343
Omnicom Group, Inc.                                      3,600               154
Scripps Networks Interactive, Class A *                    800                32
The DIRECTV Group, Inc. *                                5,400               146
The E.W. Scripps Co., Class A                              266                 2
The Interpublic Group of Cos., Inc. *                    3,700                32
The McGraw-Hill Cos., Inc.                               3,800               155
The New York Times Co., Class A                          1,400                18
The Walt Disney Co.                                     20,119               611
The Washington Post Co., Class B                            25                15
Time Warner, Inc.                                       39,250               562
Viacom, Inc., Class B *                                  6,905               193
                                                                 ---------------
                                                                           3,105
PHARMACEUTICALS & BIOTECHNOLOGY 1.3%
--------------------------------------------------------------------------------
Abbott Laboratories                                     15,300               862
Allergan, Inc.                                           2,600               135
Amgen, Inc. *                                           12,138               760
Applied Biosystems, Inc.                                 2,000                74
Barr Pharmaceuticals, Inc. *                             1,100                73
Biogen Idec, Inc. *                                      3,125               218
Bristol-Myers Squibb Co.                                19,000               401
Celgene Corp. *                                          2,600               196
Eli Lilly & Co.                                          9,900               466
Forest Laboratories, Inc. *                              3,400               121
Genzyme Corp. *                                          2,400               184
Gilead Sciences, Inc. *                                  8,600               464
Johnson & Johnson                                       29,254             2,003
King Pharmaceuticals, Inc. *                             2,133                24
Merck & Co., Inc.                                       21,600               711
Millipore Corp. *                                          400                28
Mylan, Inc. *                                            2,600                34
PerkinElmer, Inc.                                        1,000                29
Pfizer, Inc.                                            73,476             1,372

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Schering-Plough Corp.                                   14,100               297
Thermo Fisher Scientific, Inc. *                         3,530               214
Waters Corp. *                                           1,300                88
Watson Pharmaceuticals, Inc. *                           1,000                29
Wyeth                                                   13,100               531
                                                                 ---------------
                                                                           9,314
REAL ESTATE 0.2%
--------------------------------------------------------------------------------
Apartment Investment & Management Co.,
   Class A                                                 939                32
AvalonBay Communities, Inc.                                600                60
Boston Properties, Inc.                                    800                77
CB Richard Ellis Group, Inc., Class A *                  1,300                18
Developers Diversified Realty Corp.                      1,200                38
Equity Residential                                       2,600               112
General Growth Properties, Inc.                          2,400                66
HCP, Inc.                                                2,200                79
Host Hotels & Resorts, Inc.                              5,000                66
Kimco Realty Corp.                                         431                15
Plum Creek Timber Co., Inc.                              1,700                83
ProLogis                                                 1,700                83
Public Storage                                             800                66
Simon Property Group, Inc.                               2,200               204
Vornado Realty Trust                                     1,200               114
                                                                 ---------------
                                                                           1,113
RETAILING 0.5%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                           800                44
Amazon.com, Inc. *                                       3,000               229
AutoNation, Inc. *                                       2,190                23
AutoZone, Inc. *                                           800               104
Bed, Bath & Beyond, Inc. *                               2,800                78
Best Buy Co., Inc.                                       4,505               179
Big Lots, Inc. *                                         1,100                34
Dillard's, Inc., Class A                                   500                 5
Expedia, Inc. *                                          2,000                39
Family Dollar Stores, Inc.                               1,700                40
GameStop Corp., Class A *                                1,600                65
Genuine Parts Co.                                        1,800                72
IAC/InterActiveCorp. *                                   1,600                28
J.C. Penney Co., Inc.                                    2,800                86
Kohl's Corp. *                                           3,200               134
Limited Brands, Inc.                                     3,738                62
Lowe's Cos., Inc.                                       15,200               309
Macy's, Inc.                                             5,144                97
Nordstrom, Inc.                                          2,600                75
Office Depot, Inc. *                                     3,300                22
RadioShack Corp.                                         1,900                32
Sears Holdings Corp. *                                   1,000                81
Staples, Inc.                                            7,125               160
Target Corp.                                             8,800               398
The Gap, Inc.                                            5,300                85
The Home Depot, Inc.                                    18,936               451
The Sherwin-Williams Co.                                 1,200                64
The TJX Cos., Inc.                                       5,200               175
Tiffany & Co.                                            1,400                53
                                                                 ---------------
                                                                           3,224

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                           3,840                16
Altera Corp.                                             3,680                81
Analog Devices, Inc.                                     3,400               104
Applied Materials, Inc.                                 16,200               280
Broadcom Corp., Class A *                                4,350               106
Intel Corp.                                             59,030             1,310
KLA-Tencor Corp.                                         1,800                68
Linear Technology Corp.                                  3,000                93
LSI Corp. *                                              3,000                21
MEMC Electronic Materials, Inc. *                        2,000                92
Microchip Technology, Inc.                               2,000                64
Micron Technology, Inc. *                                5,400                26
National Semiconductor Corp.                             3,400                71
Novellus Systems, Inc. *                                 1,325                27
NVIDIA Corp. *                                           4,200                48
Teradyne, Inc. *                                         1,700                16
Texas Instruments, Inc.                                 14,800               361
Xilinx, Inc.                                             3,200                79
                                                                 ---------------
                                                                           2,863
SOFTWARE & SERVICES 1.0%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                    4,800               198
Affiliated Computer Services, Inc.,
   Class A *                                             1,271                61
Akamai Technologies, Inc. *                              1,600                37
Autodesk, Inc. *                                         2,400                77
Automatic Data Processing, Inc.                          5,700               243
BMC Software, Inc. *                                     2,400                79
CA, Inc.                                                 5,625               134
Citrix Systems, Inc. *                                   1,800                48
Cognizant Technology Solutions Corp.,
   Class A *                                             2,800                79
Computer Sciences Corp. *                                1,680                80
Compuware Corp. *                                        3,600                40
Convergys Corp. *                                        1,354                17
eBay, Inc. *                                            11,036               278
Electronic Arts, Inc. *                                  2,866               124
Electronic Data Systems Corp.                            4,600               114
Fidelity National Information Services, Inc.             1,600                30
Fiserv, Inc. *                                           1,800                86
Google, Inc., Class A *                                  2,100               995
Intuit, Inc. *                                           3,944               108
MasterCard, Inc., Class A                                  700               171
Microsoft Corp.                                         86,420             2,223
Novell, Inc. *                                           3,200                18
Oracle Corp. *                                          38,295               824
Paychex, Inc.                                            3,600               119
Symantec Corp. *                                         9,321               196
Total System Services, Inc.                              2,000                39
Unisys Corp. *                                           3,100                11
VeriSign, Inc. *                                         2,500                81
Western Union Co.                                        7,888               218
Yahoo!, Inc. *                                          12,600               251
                                                                 ---------------
                                                                           6,979

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
TECHNOLOGY HARDWARE & EQUIPMENT 1.3%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                             4,437               160
Apple, Inc. *                                            8,000             1,272
Ciena Corp. *                                              457                 9
Cisco Systems, Inc. *                                   61,500             1,352
Corning, Inc.                                           13,900               278
Dell, Inc. *                                            23,740               583
EMC Corp. *                                             23,186               348
Hewlett-Packard Co.                                     28,403             1,272
International Business Machines Corp.                   15,620             1,999
Jabil Circuit, Inc.                                      1,998                33
JDS Uniphase Corp. *                                     1,573                17
Juniper Networks, Inc. *                                 4,200               109
Lexmark International, Inc., Class A *                   1,300                46
Molex, Inc.                                              1,875                46
Motorola, Inc.                                          24,131               209
NetApp, Inc. *                                           3,400                87
QLogic Corp. *                                           1,738                33
QUALCOMM, Inc.                                          16,200               897
SanDisk Corp. *                                          1,800                25
Sun Microsystems, Inc. *                                 7,700                82
Tellabs, Inc. *                                          4,000                21
Teradata Corp. *                                         2,000                47
Tyco Electronics Ltd.                                    4,950               164
Xerox Corp.                                              9,400               128
                                                                 ---------------
                                                                           9,217
TELECOMMUNICATION SERVICES 0.5%
--------------------------------------------------------------------------------
American Tower Corp., Class A *                          4,100               172
AT&T, Inc.                                              61,655             1,900
CenturyTel, Inc.                                         1,350                50
Embarq Corp.                                             1,428                65
Frontier Communications Corp.                            2,576                30
Qwest Communications International, Inc.                15,773                60
Sprint Nextel Corp.                                     28,569               233
Verizon Communications, Inc.                            27,258               928
Windstream Corp.                                         3,856                46
                                                                 ---------------
                                                                           3,484
TRANSPORTATION 0.4%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                       3,800               396
C.H. Robinson Worldwide, Inc.                            1,700                82
CSX Corp.                                                4,400               297
Expeditors International of Washington, Inc.             2,000                71
FedEx Corp.                                              2,920               230
Norfolk Southern Corp.                                   3,600               259
Ryder System, Inc.                                         400                26
Southwest Airlines Co.                                   7,480               117
Union Pacific Corp.                                      5,000               412
United Parcel Service, Inc., Class B                    10,818               683
                                                                 ---------------
                                                                           2,573

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
UTILITIES 0.5%
--------------------------------------------------------------------------------
Allegheny Energy, Inc.                                   1,070                52
Ameren Corp.                                             1,800                74
American Electric Power Co., Inc.                        3,860               152
CenterPoint Energy, Inc.                                 2,949                47
CMS Energy Corp.                                         1,000                14
Consolidated Edison, Inc.                                2,100                83
Constellation Energy Group, Inc.                         1,700               141
Dominion Resources, Inc.                                 5,756               254
DTE Energy Co.                                           1,700                70
Duke Energy Corp.                                       11,348               200
Dynegy, Inc., Class A *                                  3,100                21
Edison International                                     3,200               155
Entergy Corp.                                            2,100               225
Exelon Corp.                                             6,524               513
FirstEnergy Corp.                                        3,195               235
FPL Group, Inc.                                          3,800               245
Integrys Energy Group, Inc.                                165                 8
Nicor, Inc.                                                500                20
NiSource, Inc.                                           2,646                45
Pepco Holdings, Inc.                                     2,000                50
PG&E Corp.                                               4,000               154
Pinnacle West Capital Corp.                                800                27
PPL Corp.                                                3,600               169
Progress Energy, Inc.                                    2,475               105
Public Service Enterprise Group, Inc.                    4,600               192
Questar Corp.                                            1,200                63
Sempra Energy                                            2,103               118
Southern Co.                                             7,200               255
TECO Energy, Inc.                                        1,300                24
The AES Corp. *                                          6,000                97
Xcel Energy, Inc.                                        3,850                77
                                                                 ---------------
                                                                           3,885
                                                                 ---------------
TOTAL COMMON STOCK
(COST $69,471)                                                           112,497
                                                                 ---------------
OTHER INVESTMENT COMPANIES 83.6% OF NET ASSETS
Schwab Institutional Select S&P 500 Fund (a)        16,624,068           168,568
Schwab International Index Fund, Select
   Shares (a)                                        6,663,104           139,259
Schwab Small-Cap Index Fund, Select
   Shares (a)                                        7,910,875           144,452
Schwab Total Bond Market Fund (a)                   11,645,249           106,554
Schwab Value Advantage Money Fund,
   Institutional Shares (a)                         27,251,633            27,252
                                                                 ---------------
TOTAL OTHER INVESTMENT COMPANIES
(COST $520,438)                                                          586,085
                                                                 ---------------

SECURITY                                         FACE AMOUNT          VALUE
         RATE, MATURITY DATE                     ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENT 0.4% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 0.4%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit
   1.86%, 08/01/08                                       2,563             2,563
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENT
(COST $2,563)                                                              2,563
                                                                 ---------------

END OF INVESTMENTS.

At 07/31/08, the tax basis cost of the fund's investments was $597,728 and the unrealized appreciation and depreciation were $121,144 and ($17,727), respectively, with a net unrealized appreciation of $103,417.

*    Non-income producing security.
(a)  Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK BALANCED PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    14.8%  COMMON STOCK                                46,985            75,138
    83.7%  OTHER INVESTMENT COMPANIES                 392,418           426,794
     2.0%  SHORT-TERM INVESTMENT                       10,335            10,335
--------------------------------------------------------------------------------
   100.5%  TOTAL INVESTMENTS                          449,738           512,267
   (0.5)%  OTHER ASSETS AND LIABILITIES, NET                             (2,312)
--------------------------------------------------------------------------------
   100.0%  TOTAL NET ASSETS                                             509,955

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COMMON STOCK 14.8% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Ford Motor Co. *                                        12,185                59
General Motors Corp.                                     3,650                40
Harley-Davidson, Inc.                                    1,700                64
Johnson Controls, Inc.                                   3,600               109
The Goodyear Tire & Rubber Co. *                         1,600                31
                                                                 ---------------
                                                                             303
BANKS 0.4%
--------------------------------------------------------------------------------
BB&T Corp.                                               3,600               101
Comerica, Inc.                                           1,100                32
Fannie Mae                                               6,300                72
Fifth Third Bancorp                                      4,058                57
First Horizon National Corp.                               800                 7
Freddie Mac                                              4,500                37
Hudson City Bancorp, Inc.                                2,400                44
Huntington Bancshares, Inc.                              1,597                11
KeyCorp                                                  3,000                32
M&T Bank Corp.                                             500                35
Marshall & Ilsley Corp.                                  1,344                20
MGIC Investment Corp.                                      700                 4
National City Corp.                                      4,100                19
PNC Financial Services Group, Inc.                       2,100               150
Regions Financial Corp.                                  5,151                49
Sovereign Bancorp, Inc.                                  1,890                18
SunTrust Banks, Inc.                                     2,300                94
U.S. Bancorp                                            11,654               357
Wachovia Corp.                                          12,596               218
Washington Mutual, Inc.                                  6,234                33
Wells Fargo & Co.                                       22,470               680
Zions Bancorp                                              600                18
                                                                 ---------------
                                                                           2,088

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
CAPITAL GOODS 1.3%
--------------------------------------------------------------------------------
3M Co.                                                   5,000               352
Caterpillar, Inc.                                        4,300               299
Cooper Industries Ltd., Class A                          1,600                67
Cummins, Inc.                                            1,200                80
Danaher Corp.                                            2,000               159
Deere & Co.                                              3,000               211
Dover Corp.                                              1,400                70
Eaton Corp.                                              1,000                71
Emerson Electric Co.                                     5,600               273
Fluor Corp.                                              1,000                81
General Dynamics Corp.                                   2,600               232
General Electric Co.                                    68,560             1,940
Goodrich Corp.                                             700                34
Honeywell International, Inc.                            5,700               290
Illinois Tool Works, Inc.                                2,800               131
Ingersoll-Rand Co., Ltd., Class A                        2,453                88
ITT Corp.                                                1,400                94
Jacobs Engineering Group, Inc. *                           800                62
L-3 Communications Holdings, Inc.                          700                69
Lockheed Martin Corp.                                    2,400               250
Masco Corp.                                              3,000                49
Northrop Grumman Corp.                                   2,456               166
PACCAR, Inc.                                             2,362                99
Pall Corp.                                               1,100                44
Parker Hannifin Corp.                                    1,050                65
Precision Castparts Corp.                                  900                84
Raytheon Co.                                             3,200               182
Rockwell Automation, Inc.                                  800                36
Rockwell Collins, Inc.                                   1,200                60
Terex Corp. *                                              500                24
Textron, Inc.                                            2,000                87
The Boeing Co.                                           5,484               335
The Manitowoc Co., Inc.                                    800                21
Tyco International Ltd.                                  3,237               144
United Technologies Corp.                                6,900               441
W.W. Grainger, Inc.                                        600                54
                                                                 ---------------
                                                                           6,744
COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                          2,100               25
Avery Dennison Corp.                                       700               31
Cintas                                                     402               11
Equifax, Inc.                                              900               32
Monster Worldwide, Inc. *                                  666               12
Pitney Bowes, Inc.                                       1,600               51
R.R. Donnelley & Sons Co.                                1,800               48
Robert Half International, Inc.                          1,200               30
Waste Management, Inc.                                   3,712              132
                                                                 ---------------
                                                                            372
CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Centex Corp.                                               800                12
Coach, Inc. *                                            2,700                69
D.R. Horton, Inc.                                        1,790                20
Eastman Kodak Co.                                        2,000                29
Fortune Brands, Inc.                                     1,000                57

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Harman International Industries, Inc.                      300                12
Hasbro, Inc.                                             1,275                49
Jones Apparel Group, Inc.                                  800                13
KB HOME                                                    600                11
Leggett & Platt, Inc.                                      300                 6
Lennar Corp., Class A                                      900                11
Liz Claiborne, Inc.                                        800                10
Mattel, Inc.                                             2,825                57
Newell Rubbermaid, Inc.                                  1,872                31
NIKE, Inc., Class B                                      2,600               153
Polo Ralph Lauren Corp.                                    500                30
Pulte Homes, Inc.                                          700                 8
Snap-on, Inc.                                              650                37
The Black & Decker Corp.                                   600                36
The Stanley Works                                          600                27
VF Corp.                                                   800                57
Whirlpool Corp.                                            271                20
                                                                 ---------------
                                                                             755
CONSUMER SERVICES 0.2%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                            1,100                68
Carnival Corp.                                           2,870               106
Darden Restaurants, Inc.                                   950                31
H&R Block, Inc.                                          1,200                29
International Game Technology                            2,100                46
Marriott International, Inc., Class A                    2,200                57
McDonald's Corp.                                         8,100               484
Starbucks Corp. *                                        4,880                72
Starwood Hotels & Resorts Worldwide, Inc.                1,200                41
Wendy's International, Inc.                                800                18
Wyndham Worldwide Corp.                                  1,283                23
Yum! Brands, Inc.                                        4,120               148
                                                                 ---------------
                                                                           1,123
DIVERSIFIED FINANCIALS 1.1%
--------------------------------------------------------------------------------
American Capital Ltd.                                      600                12
American Express Co.                                     8,310               308
Ameriprise Financial, Inc.                               1,842                78
Bank of America Corp.                                   31,064             1,022
Bank of New York Mellon Corp.                            7,422               264
Capital One Financial Corp.                              2,400               100
CIT Group, Inc.                                          1,300                11
Citigroup, Inc.                                         32,666               611
CME Group, Inc.                                            230                83
Discover Financial Services                              3,605                53
E*TRADE Financial Corp. *                                2,400                 7
Federated Investors, Inc., Class B                         700                23
Franklin Resources, Inc.                                 1,210               122
IntercontinentalExchange, Inc. *                           500                50
Janus Capital Group, Inc.                                1,400                42
JPMorgan Chase & Co.                                    23,413               951
Legg Mason, Inc.                                           800                32
Lehman Brothers Holdings, Inc.                           3,600                62
Leucadia National Corp.                                  1,000                45
Merrill Lynch & Co., Inc.                                5,900               157
Moody's Corp.                                            2,000                70
Morgan Stanley                                           7,210               285

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Northern Trust Corp.                                     1,400               109
NYSE Euronext                                            1,500                71
SLM Corp. *                                              2,200                38
State Street Corp.                                       2,400               172
T. Rowe Price Group, Inc.                                2,000               120
The Charles Schwab Corp. (a)                             6,883               158
The Goldman Sachs Group, Inc.                            2,779               511
                                                                 ---------------
                                                                           5,567
ENERGY 2.0%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                 3,020               175
Apache Corp.                                             2,048               230
Baker Hughes, Inc.                                       1,750               145
BJ Services Co.                                          1,200                35
Cabot Oil & Gas Corp.                                      700                31
Cameron International Corp. *                            1,500                72
Chesapeake Energy Corp.                                  2,300               115
Chevron Corp.                                           14,127             1,195
ConocoPhillips                                          10,585               864
CONSOL Energy, Inc.                                      1,200                89
Devon Energy Corp.                                       2,600               247
El Paso Corp.                                            3,222                58
ENSCO International, Inc.                                  800                55
EOG Resources, Inc.                                      1,518               153
Exxon Mobil Corp.                                       37,910             3,049
Halliburton Co.                                          6,748               302
Hess Corp.                                               1,800               182
Marathon Oil Corp.                                       4,436               219
Massey Energy Co.                                          500                37
Murphy Oil Corp.                                         1,100                88
Nabors Industries Ltd. *                                 2,000                73
National-Oilwell Varco, Inc. *                           2,260               178
Noble Corp.                                              1,800                93
Noble Energy                                             1,000                74
Occidental Petroleum Corp.                               5,400               426
Peabody Energy Corp.                                     1,300                88
Range Resources Corp.                                      800                39
Rowan Cos., Inc.                                           600                24
Schlumberger Ltd.                                        7,800               792
Smith International, Inc.                                1,300                97
Southwestern Energy Co. *                                2,300                83
Spectra Energy Corp.                                     3,756               102
Sunoco, Inc.                                               500                20
Tesoro Corp.                                               900                14
The Williams Cos., Inc.                                  3,000                96
Transocean, Inc. *                                       1,479               201
Valero Energy Corp.                                      4,000               134
Weatherford International Ltd. *                         3,640               137
XTO Energy, Inc.                                         2,832               134
                                                                 ---------------
                                                                          10,146
FOOD & STAPLES RETAILING 0.4%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                   3,000               188
CVS Caremark Corp.                                      10,189               372
Safeway, Inc.                                            2,800                75
Supervalu, Inc.                                            786                20
Sysco Corp.                                              3,500                99
The Kroger Co.                                           5,300               150
Wal-Mart Stores, Inc.                                   16,640               975
Walgreen Co.                                             6,600               227

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Whole Foods Market, Inc.                                   800                18
                                                                 ---------------
                                                                           2,124
FOOD, BEVERAGE & TOBACCO 0.8%
--------------------------------------------------------------------------------
Altria Group, Inc.                                      13,640               278
Anheuser-Busch Cos., Inc.                                5,200               352
Archer-Daniels-Midland Co.                               3,746               107
Brown-Forman Corp., Class B                                204                15
Campbell Soup Co.                                        1,200                44
Coca-Cola Enterprises, Inc.                              1,800                30
ConAgra Foods, Inc.                                      3,800                82
Constellation Brands, Inc., Class A *                    1,290                28
Dean Foods Co. *                                           800                17
General Mills, Inc.                                      2,392               154
H.J. Heinz Co.                                           2,300               116
Kellogg Co.                                              1,700                90
Kraft Foods, Inc., Class A                               9,439               300
Lorillard, Inc. *                                        1,250                84
McCormick & Co., Inc.                                      900                36
Molson Coors Brewing Co., Class B                          400                22
PepsiCo, Inc.                                           11,070               737
Philip Morris International, Inc.                       13,640               704
Reynolds American, Inc.                                  1,228                69
Sara Lee Corp.                                           5,100                70
The Coca-Cola Co.                                       13,810               711
The Hershey Co.                                            700                26
The Pepsi Bottling Group, Inc.                             926                26
Tyson Foods, Inc., Class A                               1,700                25
UST, Inc.                                                1,100                58
Wm. Wrigley Jr. Co.                                      1,000                79
                                                                 ---------------
                                                                           4,260
HEALTH CARE EQUIPMENT & SERVICES 0.7%
--------------------------------------------------------------------------------
Aetna, Inc.                                              4,136               170
AmerisourceBergen Corp.                                  1,400                59
Baxter International, Inc.                               4,600               316
Becton, Dickinson & Co.                                  1,800               153
Boston Scientific Corp. *                                7,307                87
C.R. Bard, Inc.                                            600                56
Cardinal Health, Inc.                                    2,775               149
CIGNA Corp.                                              3,000               111
Coventry Health Care, Inc. *                             1,250                44
Covidien Ltd.                                            3,237               159
Express Scripts, Inc. *                                  2,000               141
Hospira, Inc. *                                          1,020                39
Humana, Inc. *                                           1,300                57
IMS Health, Inc.                                         1,500                31
Intuitive Surgical, Inc. *                                 300                93
Laboratory Corp. of America Holdings *                     900                61
McKesson Corp.                                           2,173               122
Medco Health Solutions, Inc. *                           3,568               177
Medtronic, Inc.                                          7,800               412
Patterson Cos., Inc. *                                     900                28
Quest Diagnostics, Inc.                                    670                36
St. Jude Medical, Inc. *                                 2,120                99
Stryker Corp.                                            1,946               125

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Tenet Healthcare Corp. *                                 3,150                18
UnitedHealth Group, Inc.                                 9,100               255
Varian Medical Systems, Inc. *                             700                42
WellPoint, Inc. *                                        4,252               223
Zimmer Holdings, Inc. *                                  1,500               103
                                                                 ---------------
                                                                           3,366
HOUSEHOLD & PERSONAL PRODUCTS 0.4%
--------------------------------------------------------------------------------
Avon Products, Inc.                                      3,000               127
Colgate-Palmolive Co.                                    3,600               267
Kimberly-Clark Corp.                                     3,380               196
The Clorox Co.                                           1,300                71
The Estee Lauder Cos., Inc., Class A                       700                31
The Procter & Gamble Co.                                21,032             1,377
                                                                 ---------------
                                                                           2,069
INSURANCE 0.5%
--------------------------------------------------------------------------------
Aflac, Inc.                                              3,300               184
American International Group, Inc.                      17,342               452
Aon Corp.                                                2,025                93
Assurant, Inc.                                             700                42
Cincinnati Financial Corp.                                 623                17
Genworth Financial, Inc., Class A                        3,300                53
Lincoln National Corp.                                   2,243               107
Loews Corp.                                              1,514                67
Marsh & McLennan Cos., Inc.                              3,600               102
MBIA, Inc.                                                 550                 3
MetLife, Inc.                                            5,286               268
Principal Financial Group, Inc.                          2,329                99
Prudential Financial, Inc.                               3,500               241
SAFECO Corp.                                               800                53
The Allstate Corp.                                       4,700               217
The Chubb Corp.                                          3,000               144
The Hartford Financial Services Group, Inc.              2,300               146
The Progressive Corp.                                    6,000               122
The Travelers Cos., Inc.                                 4,841               214
Torchmark Corp.                                            800                46
Unum Group                                               2,757                67
XL Capital Ltd., Class A                                   800                14
                                                                 ---------------
                                                                           2,751
MATERIALS 0.6%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                           1,500               143
AK Steel Holding Corp.                                     600                38
Alcoa, Inc.                                              5,648               191
Allegheny Technologies, Inc.                               492                23
Ashland, Inc.                                              500                21
Ball Corp.                                                 800                36
Bemis Co., Inc.                                            600                17
E.I. du Pont de Nemours & Co.                            6,484               284
Eastman Chemical Co.                                       600                36
Ecolab, Inc.                                             1,200                54
Freeport-McMoRan Copper & Gold, Inc.                     1,823               176
Hercules, Inc.                                           1,300                26
International Flavors & Fragrances, Inc.                   500                20

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
International Paper Co.                                  3,166                88
MeadWestvaco Corp.                                         579                15
Monsanto Co.                                             3,854               459
Newmont Mining Corp.                                     2,754               132
Nucor Corp.                                              2,400               137
Pactiv Corp. *                                           1,000                24
PPG Industries, Inc.                                     1,200                73
Praxair, Inc.                                            2,000               187
Rohm & Haas Co.                                          1,421               107
Sealed Air Corp.                                         1,242                27
Sigma-Aldrich Corp.                                      1,000                61
The Dow Chemical Co.                                     6,049               201
Titanium Metals Corp.                                      600                 7
United States Steel Corp.                                  700               112
Vulcan Materials Co.                                       400                26
Weyerhaeuser Co.                                         1,400                75
                                                                 ---------------
                                                                           2,796
MEDIA 0.4%
--------------------------------------------------------------------------------
CBS Corp., Class B                                       5,309                87
Comcast Corp., Class A                                  20,691               427
Gannett Co., Inc.                                        1,700                31
Meredith Corp.                                             300                 8
News Corp., Class A                                     16,300               230
Omnicom Group, Inc.                                      2,400               103
Scripps Networks Interactive, Class A *                    600                24
The DIRECTV Group, Inc. *                                3,600                97
The E.W. Scripps Co., Class A                              200                 1
The Interpublic Group of Cos., Inc. *                    2,500                22
The McGraw-Hill Cos., Inc.                               2,400                98
The New York Times Co., Class A                            100                 1
The Walt Disney Co.                                     14,117               428
The Washington Post Co., Class B                            15                 9
Time Warner, Inc.                                       26,470               379
Viacom, Inc., Class B *                                  4,609               129
                                                                 ---------------
                                                                           2,074
PHARMACEUTICALS & BIOTECHNOLOGY 1.2%
--------------------------------------------------------------------------------
Abbott Laboratories                                     10,200               575
Allergan, Inc.                                           1,800                93
Amgen, Inc. *                                            7,840               491
Applied Biosystems Group-Applera Corp.                   1,400                52
Barr Pharmaceuticals, Inc. *                               600                40
Biogen Idec, Inc. *                                      2,550               178
Bristol-Myers Squibb Co.                                12,800               270
Celgene Corp. *                                          1,800               136
Eli Lilly & Co.                                          6,500               306
Forest Laboratories, Inc. *                              2,400                85
Genzyme Corp. *                                          1,700               130
Gilead Sciences, Inc. *                                  5,960               322
Johnson & Johnson                                       19,872             1,361
King Pharmaceuticals, Inc. *                             1,388                16
Merck & Co., Inc.                                       14,500               477
Millipore Corp. *                                          200                14
Mylan, Inc. *                                            1,700                22
PerkinElmer, Inc.                                          600                17

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
Pfizer, Inc.                                            49,386               922
Schering-Plough Corp.                                   10,300               217
Thermo Fisher Scientific, Inc. *                         2,340               142
Waters Corp. *                                             900                61
Watson Pharmaceuticals, Inc. *                           1,100                32
Wyeth                                                    8,800               357
                                                                 ---------------
                                                                           6,316
REAL ESTATE 0.2%
--------------------------------------------------------------------------------
Apartment Investment & Management Co.,
   Class A                                                 626                21
AvalonBay Communities, Inc.                                400                40
Boston Properties, Inc.                                    500                48
CB Richard Ellis Group, Inc., Class A *                    900                13
Developers Diversified Realty Corp.                        800                26
Equity Residential                                       1,700                73
General Growth Properties, Inc.                          1,600                44
HCP, Inc.                                                1,500                54
Host Hotels & Resorts, Inc.                              3,400                45
Kimco Realty Corp.                                       1,001                35
Plum Creek Timber Co., Inc.                              1,200                58
ProLogis                                                 1,200                59
Public Storage                                             600                49
Simon Property Group, Inc.                               1,450               134
Vornado Realty Trust                                       800                76
                                                                 ---------------
                                                                             775
RETAILING 0.4%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                           500                28
Amazon.com, Inc. *                                       2,000               153
AutoNation, Inc. *                                         100                 1
AutoZone, Inc. *                                           500                65
Bed, Bath & Beyond, Inc. *                               1,800                50
Best Buy Co., Inc.                                       2,250                89
Big Lots, Inc. *                                         1,200                37
Dillard's, Inc., Class A                                   700                 7
Expedia, Inc. *                                          1,400                27
Family Dollar Stores, Inc.                               1,100                26
GameStop Corp., Class A *                                1,100                45
Genuine Parts Co.                                          650                26
IAC/InterActiveCorp. *                                   1,100                19
J.C. Penney Co., Inc.                                    1,700                52
Kohl's Corp. *                                           2,200                92
Limited Brands, Inc.                                     1,591                26
Lowe's Cos., Inc.                                       10,000               203
Macy's, Inc.                                             3,508                66
Nordstrom, Inc.                                          1,800                52
Office Depot, Inc. *                                     1,800                12
RadioShack Corp.                                           900                15
Sears Holdings Corp. *                                     673                55
Staples, Inc.                                            4,575               103
Target Corp.                                             5,800               262
The Gap, Inc.                                            3,862                62
The Home Depot, Inc.                                    12,240               292
The Sherwin-Williams Co.                                 1,100                59
The TJX Cos., Inc.                                       3,600               121
Tiffany & Co.                                              350                13
                                                                 ---------------
                                                                           2,058

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                           2,040                 9
Altera Corp.                                             2,546                56
Analog Devices, Inc.                                     2,300                70
Applied Materials, Inc.                                 10,900               189
Broadcom Corp., Class A *                                3,000                73
Intel Corp.                                             38,360               851
KLA-Tencor Corp.                                         1,600                60
Linear Technology Corp.                                  1,300                41
LSI Corp. *                                              2,000                14
MEMC Electronic Materials, Inc. *                        1,500                69
Microchip Technology, Inc.                               1,500                48
Micron Technology, Inc. *                                3,600                18
National Semiconductor Corp.                             2,200                46
Novellus Systems, Inc. *                                   900                18
NVIDIA Corp. *                                           4,050                46
Teradyne, Inc. *                                         1,100                10
Texas Instruments, Inc.                                  9,800               239
Xilinx, Inc.                                             2,100                52
                                                                  --------------
                                                                           1,909
SOFTWARE & SERVICES 0.9%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                    3,900               161
Affiliated Computer Services, Inc.,
   Class A *                                               465                22
Akamai Technologies, Inc. *                              1,000                23
Autodesk, Inc. *                                         1,600                51
Automatic Data Processing, Inc.                          3,900               167
BMC Software, Inc. *                                     1,600                53
CA, Inc.                                                 3,825                91
Citrix Systems, Inc. *                                   1,200                32
Cognizant Technology Solutions Corp.,
   Class A *                                             1,800                51
Computer Sciences Corp. *                                1,090                52
Compuware Corp. *                                        2,400                26
Convergys Corp. *                                        1,369                17
eBay, Inc. *                                             7,416               187
Electronic Arts, Inc. *                                  2,292                99
Electronic Data Systems Corp.                            3,800                94
Fidelity National Information Services, Inc.             1,000                19
Fiserv, Inc. *                                           1,200                57
Google, Inc., Class A *                                  1,400               663
Intuit, Inc. *                                           2,654                73
MasterCard, Inc., Class A                                  500               122
Microsoft Corp.                                         58,390             1,502
Novell, Inc. *                                           2,200                12
Oracle Corp. *                                          25,721               554
Paychex, Inc.                                            2,475                82
Symantec Corp. *                                         5,018               106
Total System Services, Inc.                              1,300                25
Unisys Corp. *                                           2,100                 8
VeriSign, Inc. *                                         1,600                52
Western Union Co.                                        5,704               158
Yahoo!, Inc. *                                           7,500               149
                                                                 ---------------
                                                                           4,708

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
TECHNOLOGY HARDWARE & EQUIPMENT 1.2%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                             2,917               105
Apple, Inc. *                                            5,430               863
Ciena Corp. *                                              300                 6
Cisco Systems, Inc. *                                   42,100               926
Corning, Inc.                                            9,550               191
Dell, Inc. *                                            16,500               405
EMC Corp. *                                             15,562               234
Hewlett-Packard Co.                                     18,324               821
International Business Machines Corp.                   10,200             1,305
Jabil Circuit, Inc.                                        441                 7
JDS Uniphase Corp. *                                     1,058                12
Juniper Networks, Inc. *                                 3,000                78
Lexmark International, Inc.,
   Class A *                                               800                28
Molex, Inc.                                                250                 6
Motorola, Inc.                                          16,150               140
NetApp, Inc. *                                           2,800                72
QLogic Corp. *                                           1,170                22
QUALCOMM, Inc.                                          10,760               595
SanDisk Corp. *                                          1,200                17
Sun Microsystems, Inc. *                                 6,275                67
Tellabs, Inc. *                                          2,700                14
Teradata Corp. *                                         1,200                28
Tyco Electronics Ltd.                                    3,237               107
Xerox Corp.                                              7,000                96
                                                                 ---------------
                                                                           6,145
TELECOMMUNICATION SERVICES 0.5%
--------------------------------------------------------------------------------
American Tower Corp., Class A *                          2,800               117
AT&T, Inc.                                              41,406             1,276
CenturyTel, Inc.                                           900                33
Embarq Corp.                                               943                43
Frontier Communications Corp.                            1,732                20
Qwest Communications International, Inc.                11,922                46
Sprint Nextel Corp.                                     18,876               154
Verizon Communications, Inc.                            19,036               648
Windstream Corp.                                         2,595                31
                                                                  --------------
                                                                           2,368
TRANSPORTATION 0.3%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                       2,500               260
C.H. Robinson Worldwide, Inc.                            1,500                72
CSX Corp.                                                3,000               203
Expeditors International of Washington, Inc.             1,400                50
FedEx Corp.                                              2,160               170
Norfolk Southern Corp.                                   2,500               180
Ryder System, Inc.                                         400                27
Southwest Airlines Co.                                   5,137                80
Union Pacific Corp.                                      3,400               280
United Parcel Service, Inc., Class B                     6,785               428
                                                                 ---------------
                                                                           1,750

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
UTILITIES 0.5%
--------------------------------------------------------------------------------
Allegheny Energy, Inc.                                     720                35
Ameren Corp.                                             1,200                49
American Electric Power Co., Inc.                        2,880               114
CenterPoint Energy, Inc.                                 1,924                30
CMS Energy Corp.                                           700                10
Consolidated Edison, Inc.                                1,500                60
Constellation Energy Group, Inc.                         1,000                83
Dominion Resources, Inc.                                 3,674               162
DTE Energy Co.                                           1,000                41
Duke Energy Corp.                                        7,512               132
Dynegy, Inc., Class A *                                  2,100                14
Edison International                                     2,200               106
Entergy Corp.                                            1,500               160
Exelon Corp.                                             4,324               340
FirstEnergy Corp.                                        2,030               149
FPL Group, Inc.                                          2,600               168
Integrys Energy Group, Inc.                                165                 9
Nicor, Inc.                                                300                12
NiSource, Inc.                                           1,651                28
Pepco Holdings, Inc.                                     1,300                33
PG&E Corp.                                               2,700               104
Pinnacle West Capital Corp.                                600                20
PPL Corp.                                                2,000                94
Progress Energy, Inc.                                    1,593                67
Public Service Enterprise Group, Inc.                    3,000               126
Questar Corp.                                              800                42
Sempra Energy                                            1,360                76
Southern Co.                                             4,500               159
TECO Energy, Inc.                                          900                17
The AES Corp. *                                          4,900                79
Xcel Energy, Inc.                                        2,585                52
                                                                 ---------------
                                                                           2,571
                                                                 ---------------
TOTAL COMMON STOCK
(COST $46,985)                                                            75,138
                                                                 ---------------
OTHER INVESTMENT COMPANIES 83.7% OF NET ASSETS
Schwab Institutional Select S&P 500 Fund (a)         7,921,504            80,324
Schwab International Index Fund, Select
   Shares (a)                                        3,584,829            74,923
Schwab Small-Cap Index Fund, Select Shares (a)       4,383,729            80,047
Schwab Total Bond Market Fund (a)                   19,548,108           178,865
Schwab Value Advantage Money Fund,
   Institutional Shares (a)                         12,634,956            12,635
                                                                 ---------------
TOTAL OTHER INVESTMENT COMPANIES
(COST $392,418)                                                          426,794
                                                                 ---------------

SECURITY                                         FACE AMOUNT          VALUE
         RATE, MATURITY DATE                     ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENT 2.0% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 2.0%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit
   1.86%, 08/01/08                                      10,335            10,335
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENT
(COST $10,335)                                                            10,335
                                                                 ---------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 07/31/08 the tax basis cost of the fund's investments was $453,800, and the unrealized appreciation and depreciation were $76,151 and ($17,684), respectively, with net unrealized appreciation of $58,467.

*    Non-income producing security.

(a)  Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
     5.4%  COMMON STOCK                                12,180            17,684
    93.4%  OTHER INVESTMENT COMPANIES                 292,129           303,607
     1.3%  SHORT-TERM INVESTMENT                        4,126             4,126
--------------------------------------------------------------------------------
   100.1%  TOTAL INVESTMENTS                          308,435           325,417
   (0.1)%  OTHER ASSETS AND LIABILITIES, NET                               (333)
--------------------------------------------------------------------------------
   100.0%  TOTAL NET ASSETS                                             325,084

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COMMON STOCK 5.4% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.0%
--------------------------------------------------------------------------------
Ford Motor Co. *                                         2,921                14
General Motors Corp.                                       825                 9
Harley-Davidson, Inc.                                      500                19
Johnson Controls, Inc.                                     900                27
The Goodyear Tire & Rubber Co. *                           300                 6
                                                                 ---------------
                                                                              75
BANKS 0.1%
--------------------------------------------------------------------------------
BB&T Corp.                                                 850                24
Comerica, Inc.                                             300                 9
Fannie Mae                                               1,475                17
Fifth Third Bancorp                                        867                12
First Horizon National Corp.                               200                 2
Freddie Mac                                              1,000                 8
Hudson City Bancorp, Inc.                                  500                 9
Huntington Bancshares, Inc.                                423                 3
KeyCorp                                                    700                 7
M&T Bank Corp.                                             199                14
Marshall & Ilsley Corp.                                    322                 5
MGIC Investment Corp.                                      150                 1
National City Corp.                                        950                 4
PNC Financial Services Group, Inc.                         400                29
Regions Financial Corp.                                  1,148                11
Sovereign Bancorp, Inc.                                    420                 4
SunTrust Banks, Inc.                                       500                21
U.S. Bancorp                                             2,922                89
Wachovia Corp.                                           2,970                51
Washington Mutual, Inc.                                  1,491                 8
Wells Fargo & Co.                                        5,120               155
Zions Bancorp                                              100                 3
                                                                 ---------------
                                                                             486

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
CAPITAL GOODS 0.5%
--------------------------------------------------------------------------------
3M Co.                                                   1,200                84
Caterpillar, Inc.                                        1,100                76
Cooper Industries Ltd., Class A                            300                13
Cummins, Inc.                                              400                27
Danaher Corp.                                              500                40
Deere & Co.                                                800                56
Dover Corp.                                                300                15
Eaton Corp.                                                200                14
Emerson Electric Co.                                     1,300                63
Fluor Corp.                                                200                16
General Dynamics Corp.                                     600                54
General Electric Co.                                    16,190               458
Goodrich Corp.                                             200                10
Honeywell International, Inc.                            1,275                65
Illinois Tool Works, Inc.                                  700                33
Ingersoll-Rand Co., Ltd., Class A                          569                21
ITT Corp.                                                  300                20
Jacobs Engineering Group, Inc. *                           200                15
L-3 Communications Holdings, Inc.                          200                20
Lockheed Martin Corp.                                      700                73
Masco Corp.                                                700                12
Northrop Grumman Corp.                                     514                35
PACCAR, Inc.                                               675                28
Pall Corp.                                                 200                 8
Parker Hannifin Corp.                                      225                14
Precision Castparts Corp.                                  200                19
Raytheon Co.                                               600                34
Rockwell Automation, Inc.                                  300                13
Rockwell Collins, Inc.                                     300                15
Terex Corp. *                                              100                 5
Textron, Inc.                                              400                17
The Boeing Co.                                           1,246                76
The Manitowoc Co., Inc.                                    200                 5
Tyco International Ltd.                                    753                34
United Technologies Corp.                                1,600               102
W.W. Grainger, Inc.                                        100                 9
                                                                 ---------------
                                                                           1,599
COMMERCIAL SERVICES & SUPPLIES 0.0%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                            500                 6
Avery Dennison Corp.                                       200                 9
Cintas                                                     260                 7
Equifax, Inc.                                              200                 7
Monster Worldwide, Inc. *                                  191                 3
Pitney Bowes, Inc.                                         400                13
R.R. Donnelley & Sons Co.                                  300                 8
Robert Half International, Inc.                            300                 8
Waste Management, Inc.                                     907                32
                                                                 ---------------
                                                                              93
CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Centex Corp.                                               200                 3
Coach, Inc. *                                              600                15
D.R. Horton, Inc.                                          420                 5
Eastman Kodak Co.                                          500                 7
Fortune Brands, Inc.                                       200                12

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Harman International Industries, Inc.                      100                 4
Hasbro, Inc.                                               325                13
Jones Apparel Group, Inc.                                  200                 3
KB HOME                                                    200                 4
Leggett & Platt, Inc.                                      300                 6
Lennar Corp., Class A                                      200                 2
Liz Claiborne, Inc.                                        200                 3
Mattel, Inc.                                               650                13
Newell Rubbermaid, Inc.                                    436                 7
NIKE, Inc., Class B                                        600                35
Polo Ralph Lauren Corp.                                    100                 6
Pulte Homes, Inc.                                          400                 5
Snap-on, Inc.                                              100                 6
The Black & Decker Corp.                                   100                 6
The Stanley Works                                          100                 4
VF Corp.                                                   200                14
Whirlpool Corp.                                            111                 8
                                                                 ---------------
                                                                             181
CONSUMER SERVICES 0.1%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                              250                16
Carnival Corp.                                             820                30
Darden Restaurants, Inc.                                   300                10
H&R Block, Inc.                                            600                15
International Game Technology                              556                12
Marriott International, Inc., Class A                      600                15
McDonald's Corp.                                         2,000               120
Starbucks Corp. *                                        1,120                16
Starwood Hotels & Resorts Worldwide, Inc.                  300                10
Wendy's International, Inc.                                200                 5
Wyndham Worldwide Corp.                                    291                 5
YUM! Brands, Inc.                                          960                34
                                                                 ---------------
                                                                             288
DIVERSIFIED FINANCIALS 0.4%
--------------------------------------------------------------------------------
American Capital Ltd.                                      150                 3
American Express Co.                                     1,820                68
Ameriprise Financial, Inc.                                 364                15
Bank of America Corp.                                    7,287               240
Bank of New York Mellon Corp.                            1,832                65
Capital One Financial Corp.                                450                19
CIT Group, Inc.                                            300                 3
Citigroup, Inc.                                          7,782               145
CME Group, Inc.                                             54                19
Discover Financial Services                                815                12
E*TRADE Financial Corp. *                                  600                 2
Federated Investors, Inc., Class B                         200                 7
Franklin Resources, Inc.                                   200                20
IntercontinentalExchange, Inc. *                           100                10
Janus Capital Group, Inc.                                  400                12
JPMorgan Chase & Co.                                     5,352               217
Legg Mason, Inc.                                           190                 8
Lehman Brothers Holdings, Inc.                             800                14
Leucadia National Corp.                                    300                13
Merrill Lynch & Co., Inc.                                1,500                40
Moody's Corp.                                              400                14
Morgan Stanley                                           1,630                64

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Northern Trust Corp.                                       300                23
NYSE Euronext                                              400                19
SLM Corp. *                                                650                11
State Street Corp.                                         500                36
T. Rowe Price Group, Inc.                                  400                24
The Charles Schwab Corp. (a)                             2,125                49
The Goldman Sachs Group, Inc.                              628               116
                                                                 ---------------
                                                                           1,288
ENERGY 0.8%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                   734                43
Apache Corp.                                               462                52
Baker Hughes, Inc.                                         470                39
BJ Services Co.                                            400                12
Cabot Oil & Gas Corp.                                      200                 9
Cameron International Corp. *                              300                14
Chesapeake Energy Corp.                                    500                25
Chevron Corp.                                            3,520               298
ConocoPhillips                                           2,596               212
CONSOL Energy, Inc.                                        300                22
Devon Energy Corp.                                         700                66
El Paso Corp.                                              769                14
ENSCO International, Inc.                                  200                14
EOG Resources, Inc.                                        360                36
Exxon Mobil Corp.                                        8,918               717
Halliburton Co.                                          1,428                64
Hess Corp.                                                 300                30
Marathon Oil Corp.                                       1,046                52
Massey Energy Co.                                          100                 7
Murphy Oil Corp.                                           300                24
Nabors Industries Ltd. *                                   400                15
National-Oilwell Varco, Inc. *                             540                43
Noble Corp.                                                400                21
Noble Energy                                               300                22
Occidental Petroleum Corp.                               1,200                95
Peabody Energy Corp.                                       400                27
Range Resources Corp.                                      200                10
Rowan Cos., Inc.                                           100                 4
Schlumberger Ltd.                                        1,800               183
Smith International, Inc.                                  300                22
Southwestern Energy Co. *                                1,000                36
Spectra Energy Corp.                                       938                26
Sunoco, Inc.                                               200                 8
Tesoro Corp.                                               200                 3
The Williams Cos., Inc.                                    700                22
Transocean, Inc. *                                         435                59
Valero Energy Corp.                                      1,000                33
Weatherford International Ltd. *                           880                33
XTO Energy, Inc.                                           666                31
                                                                 ---------------
                                                                           2,443
FOOD & STAPLES RETAILING 0.2%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                     700                44
CVS Caremark Corp.                                       2,170                79
Safeway, Inc.                                              650                18
SUPERVALU, Inc.                                            318                 8
Sysco Corp.                                              1,000                28
The Kroger Co.                                           1,200                34
Wal-Mart Stores, Inc.                                    3,900               229
Walgreen Co.                                             1,600                55

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Whole Foods Market, Inc.                                   100                 2
                                                                 ---------------
                                                                             497
FOOD, BEVERAGE & TOBACCO 0.3%
--------------------------------------------------------------------------------
Altria Group, Inc.                                       3,220                66
Anheuser-Busch Cos., Inc.                                1,200                81
Archer-Daniels-Midland Co.                               1,014                29
Brown-Forman Corp., Class B                                150                11
Campbell Soup Co.                                          300                11
Coca-Cola Enterprises, Inc.                                700                12
ConAgra Foods, Inc.                                        800                17
Constellation Brands, Inc., Class A *                      300                 7
Dean Foods Co. *                                           200                 4
General Mills, Inc.                                        582                38
H.J. Heinz Co.                                             600                30
Kellogg Co.                                                400                21
Kraft Foods, Inc., Class A                               2,228                71
Lorillard, Inc. *                                          340                23
McCormick & Co., Inc.                                      200                 8
Molson Coors Brewing Co., Class B                          100                 5
PepsiCo, Inc.                                            2,560               170
Philip Morris International, Inc.                        3,220               166
Reynolds American, Inc.                                    274                15
Sara Lee Corp.                                           1,200                16
The Coca-Cola Co.                                        3,220               166
The Hershey Co.                                            400                15
The Pepsi Bottling Group, Inc.                             350                10
Tyson Foods, Inc., Class A                                 400                 6
UST, Inc.                                                  300                16
Wm. Wrigley Jr. Co.                                        375                30
                                                                 ---------------
                                                                           1,044
HEALTH CARE EQUIPMENT & SERVICES 0.2%
--------------------------------------------------------------------------------
Aetna, Inc.                                                888                36
AmerisourceBergen Corp.                                    400                17
Baxter International, Inc.                                 900                62
Becton, Dickinson & Co.                                    400                34
Boston Scientific Corp. *                                2,107                25
C.R. Bard, Inc.                                            200                19
Cardinal Health, Inc.                                      650                35
CIGNA Corp.                                                600                22
Coventry Health Care, Inc. *                               300                11
Covidien Ltd.                                              753                37
Express Scripts, Inc. *                                    400                28
Hospira, Inc. *                                            240                 9
Humana, Inc. *                                             200                 9
IMS Health, Inc.                                           350                 7
Intuitive Surgical, Inc. *                                 100                31
Laboratory Corp. of America Holdings *                     200                14
McKesson Corp.                                             422                24
Medco Health Solutions, Inc. *                             844                42
Medtronic, Inc.                                          1,800                95
Patterson Cos., Inc. *                                     200                 6
Quest Diagnostics, Inc.                                    278                15
St. Jude Medical, Inc. *                                   500                23
Stryker Corp.                                              602                39

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Tenet Healthcare Corp. *                                   750                 4
UnitedHealth Group, Inc.                                 2,000                56
Varian Medical Systems, Inc. *                             200                12
WellPoint, Inc. *                                          900                47
Zimmer Holdings, Inc. *                                    350                24
                                                                 ---------------
                                                                             783
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
--------------------------------------------------------------------------------
Avon Products, Inc.                                        700                30
Colgate-Palmolive Co.                                      800                59
Kimberly-Clark Corp.                                       756                44
The Clorox Co.                                             300                16
The Estee Lauder Cos., Inc., Class A                       100                 4
The Procter & Gamble Co.                                 5,062               332
                                                                 ---------------
                                                                             485
INSURANCE 0.2%
--------------------------------------------------------------------------------
Aflac, Inc.                                                800                44
American International Group, Inc.                       3,979               104
Aon Corp.                                                  475                22
Assurant, Inc.                                             200                12
Cincinnati Financial Corp.                                 330                 9
Genworth Financial, Inc., Class A                          300                 5
Lincoln National Corp.                                     501                24
Loews Corp.                                                413                18
Marsh & McLennan Cos., Inc.                                800                23
MBIA, Inc.                                                 200                 1
MetLife, Inc.                                            1,178                60
Principal Financial Group, Inc.                            550                23
Prudential Financial, Inc.                                 800                55
SAFECO Corp.                                               200                13
The Allstate Corp.                                       1,100                51
The Chubb Corp.                                            600                29
The Hartford Financial Services Group, Inc.                425                27
The Progressive Corp.                                    1,400                28
The Travelers Cos., Inc.                                 1,006                44
Torchmark Corp.                                            200                12
Unum Group                                                 346                 8
XL Capital Ltd., Class A                                   200                 4
                                                                 ---------------
                                                                             616
MATERIALS 0.2%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                             300                29
AK Steel Holding Corp.                                     150                 9
Alcoa, Inc.                                              1,312                44
Allegheny Technologies, Inc.                               146                 7
Ashland, Inc.                                              100                 4
Ball Corp.                                                 200                 9
Bemis Co., Inc.                                            200                 6
E.I. du Pont de Nemours & Co.                            1,525                67
Eastman Chemical Co.                                       100                 6
Ecolab, Inc.                                               400                18
Freeport-McMoRan Copper & Gold, Inc.                       480                46
Hercules, Inc.                                             200                 4
International Flavors & Fragrances, Inc.                   200                 8

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
International Paper Co.                                    739                20
MeadWestvaco Corp.                                         294                 8
Monsanto Co.                                               664                79
Newmont Mining Corp.                                       643                31
Nucor Corp.                                                400                23
Pactiv Corp. *                                             300                 7
PPG Industries, Inc.                                       250                15
Praxair, Inc.                                              500                47
Rohm & Haas Co.                                            273                20
Sealed Air Corp.                                           306                 7
Sigma-Aldrich Corp.                                        200                12
The Dow Chemical Co.                                     1,372                46
Titanium Metals Corp.                                      100                 1
United States Steel Corp.                                  100                16
Vulcan Materials Co.                                       200                13
Weyerhaeuser Co.                                           350                19
                                                                 ---------------
                                                                             621
MEDIA 0.2%
--------------------------------------------------------------------------------
CBS Corp., Class B                                       1,330                22
Comcast Corp., Class A                                   4,894               101
Gannett Co., Inc.                                          400                 7
Meredith Corp.                                             100                 3
News Corp., Class A                                      3,880                55
Omnicom Group, Inc.                                        600                26
Scripps Networks Interactive, Class A *                    100                 4
The DIRECTV Group, Inc. *                                1,200                32
The E.W. Scripps Co., Class A                               33                --
The Interpublic Group of Cos., Inc. *                      600                 5
The McGraw-Hill Cos., Inc.                                 600                24
The New York Times Co., Class A                            200                 3
The Walt Disney Co.                                      3,077                93
The Washington Post Co., Class B                             4                 3
Time Warner, Inc.                                        6,380                91
Viacom, Inc., Class B *                                  1,330                37
                                                                 ---------------
                                                                             506
PHARMACEUTICALS & BIOTECHNOLOGY 0.4%
--------------------------------------------------------------------------------
Abbott Laboratories                                      2,400               135
Allergan, Inc.                                             400                21
Amgen, Inc. *                                            1,952               122
Applied Biosystems, Inc.                                   300                11
Barr Pharmaceuticals, Inc. *                               200                13
Biogen Idec, Inc. *                                        480                34
Bristol-Myers Squibb Co.                                 3,000                63
Celgene Corp. *                                            300                23
Eli Lilly & Co.                                          1,725                81
Forest Laboratories, Inc. *                                550                20
Genzyme Corp. *                                            325                25
Gilead Sciences, Inc. *                                  1,300                70
Johnson & Johnson                                        4,622               316
King Pharmaceuticals, Inc. *                               366                 4
Merck & Co., Inc.                                        3,400               112
Millipore Corp. *                                          100                 7
Mylan, Inc. *                                              400                 5
PerkinElmer, Inc.                                          200                 6
Pfizer, Inc.                                            11,557               216

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Schering-Plough Corp.                                    2,300                48
Thermo Fisher Scientific, Inc. *                           526                32
Waters Corp. *                                             200                14
Watson Pharmaceuticals, Inc. *                             200                 6
Wyeth                                                    2,000                81
                                                                 ---------------
                                                                           1,465
REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Apartment Investment & Management Co.,
   Class A                                                 104                 4
AvalonBay Communities, Inc.                                100                10
Boston Properties, Inc.                                    130                12
CB Richard Ellis Group, Inc., Class A *                    200                 3
Developers Diversified Realty Corp.                        100                 3
Equity Residential                                         400                17
General Growth Properties, Inc.                            400                11
HCP, Inc.                                                  300                11
Host Hotels & Resorts, Inc.                                800                10
Kimco Realty Corp.                                         168                 6
Plum Creek Timber Co., Inc.                                300                15
ProLogis                                                   300                15
Public Storage                                             100                 8
Simon Property Group, Inc.                                 300                28
Vornado Realty Trust                                       200                19
                                                                 ---------------
                                                                             172
RETAILING 0.2%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                           100                 6
Amazon.com, Inc. *                                         300                23
AutoNation, Inc. *                                         500                 5
AutoZone, Inc. *                                           150                20
Bed Bath & Beyond, Inc. *                                  400                11
Best Buy Co., Inc.                                         675                27
Big Lots, Inc. *                                           200                 6
Dillard's, Inc., Class A                                   200                 2
Expedia, Inc. *                                            300                 6
Family Dollar Stores, Inc.                                 300                 7
GameStop Corp., Class A *                                  300                12
Genuine Parts Co.                                          250                10
IAC/InterActiveCorp. *                                     350                 6
J.C. Penney Co., Inc.                                      400                12
Kohl's Corp. *                                             500                21
Limited Brands, Inc.                                       739                12
Lowe's Cos., Inc.                                        2,400                49
Macy's, Inc.                                               910                17
Nordstrom, Inc.                                            400                12
Office Depot, Inc. *                                       600                 4
RadioShack Corp.                                           300                 5
Sears Holdings Corp. *                                     154                13
Staples, Inc.                                            1,125                25
Target Corp.                                             1,400                63
The Gap, Inc.                                            1,362                22
The Home Depot, Inc.                                     2,655                63
The Sherwin-Williams Co.                                   200                11
The TJX Cos., Inc.                                         800                27
Tiffany & Co.                                              250                 9
                                                                 ---------------
                                                                             506

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                             560                 2
Altera Corp.                                               510                11
Analog Devices, Inc.                                       600                18
Applied Materials, Inc.                                  2,600                45
Broadcom Corp., Class A *                                  738                18
Intel Corp.                                              9,100               202
KLA-Tencor Corp.                                           300                11
Linear Technology Corp.                                    500                16
LSI Corp. *                                                500                 3
MEMC Electronic Materials, Inc. *                          300                14
Microchip Technology, Inc.                                 300                10
Micron Technology, Inc. *                                  900                 4
National Semiconductor Corp.                               600                13
Novellus Systems, Inc. *                                   250                 5
NVIDIA Corp. *                                             600                 7
Teradyne, Inc. *                                           300                 3
Texas Instruments, Inc.                                  2,400                59
Xilinx, Inc.                                               500                12
                                                                 ---------------
                                                                             453
SOFTWARE & SERVICES 0.3%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                      800                33
Affiliated Computer Services, Inc., Class A *              203                10
Akamai Technologies, Inc. *                                300                 7
Autodesk, Inc. *                                           400                13
Automatic Data Processing, Inc.                            900                39
BMC Software, Inc. *                                       400                13
CA, Inc.                                                   850                20
Citrix Systems, Inc. *                                     300                 8
Cognizant Technology Solutions Corp.,
    Class A *                                              400                11
Computer Sciences Corp. *                                  258                12
Compuware Corp. *                                          600                 7
Convergys Corp. *                                          174                 2
eBay, Inc. *                                             1,708                43
Electronic Arts, Inc. *                                    424                18
Electronic Data Systems Corp.                              700                17
Fidelity National Information Services, Inc.               250                 5
Fiserv, Inc. *                                             300                14
Google, Inc., Class A *                                    300               142
Intuit, Inc. *                                             626                17
MasterCard, Inc., Class A                                  100                25
Microsoft Corp.                                         13,620               350
Novell, Inc. *                                             500                 3
Oracle Corp. *                                           5,988               129
Paychex, Inc.                                              525                17
Symantec Corp. *                                         1,678                35
Total System Services, Inc.                                300                 6
Unisys Corp. *                                             500                 2
VeriSign, Inc. *                                           300                10
Western Union Co.                                        1,392                39
Yahoo!, Inc. *                                           2,000                40
                                                                 ---------------
                                                                           1,087

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
TECHNOLOGY HARDWARE & EQUIPMENT 0.4%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                               710                26
Apple, Inc. *                                            1,200               191
Ciena Corp. *                                               71                 1
Cisco Systems, Inc. *                                    9,930               218
Corning, Inc.                                            2,250                45
Dell, Inc. *                                             3,850                95
EMC Corp. *                                              3,650                55
Hewlett-Packard Co.                                      4,703               211
International Business Machines Corp.                    2,500               320
Jabil Circuit, Inc.                                        322                 5
JDS Uniphase Corp. *                                       251                 3
Juniper Networks, Inc. *                                   600                16
Lexmark International, Inc., Class A *                     200                 7
Molex, Inc.                                                250                 6
Motorola, Inc.                                           3,666                32
NetApp, Inc. *                                             500                13
Nortel Networks Corp. *                                     12                --
QLogic Corp. *                                             276                 5
QUALCOMM, Inc.                                           2,400               133
SanDisk Corp. *                                            285                 4
Sun Microsystems, Inc. *                                 1,250                13
Tellabs, Inc. *                                            600                 3
Teradata Corp. *                                           400                 9
Tyco Electronics Ltd.                                      753                25
Xerox Corp.                                              1,200                16
                                                                 ---------------
                                                                           1,452
TELECOMMUNICATION SERVICES 0.2%
--------------------------------------------------------------------------------
American Tower Corp., Class A *                            600                25
AT&T, Inc.                                               9,588               295
CenturyTel, Inc.                                           250                 9
Embarq Corp.                                               222                10
Frontier Communications Corp.                              410                 5
Qwest Communications International, Inc.                 2,524                10
Sprint Nextel Corp.                                      4,454                36
Verizon Communications, Inc.                             4,188               143
Windstream Corp.                                           516                 6
                                                                 ---------------
                                                                             539
TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                         600                62
C.H. Robinson Worldwide, Inc.                              200                10
CSX Corp.                                                  600                40
Expeditors International of Washington, Inc.               300                11
FedEx Corp.                                                460                36
Norfolk Southern Corp.                                     600                43
Ryder System, Inc.                                         100                 7
Southwest Airlines Co.                                   1,218                19
Union Pacific Corp.                                        800                66
United Parcel Service, Inc., Class B                     1,712               108
                                                                 ---------------
                                                                             402

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
UTILITIES 0.2%
--------------------------------------------------------------------------------
Allegheny Energy, Inc.                                     170                 8
Ameren Corp.                                               300                12
American Electric Power Co., Inc.                          580                23
CenterPoint Energy, Inc.                                   474                 8
CMS Energy Corp.                                           200                 3
Consolidated Edison, Inc.                                  300                12
Constellation Energy Group, Inc.                           200                17
Dominion Resources, Inc.                                   870                38
DTE Energy Co.                                             200                 8
Duke Energy Corp.                                        1,876                33
Dynegy, Inc., Class A *                                    500                 3
Edison International                                       500                24
Entergy Corp.                                              350                37
Exelon Corp.                                             1,024                81
FirstEnergy Corp.                                          533                39
FPL Group, Inc.                                            600                39
Integrys Energy Group, Inc.                                 82                 4
Nicor, Inc.                                                100                 4
NiSource, Inc.                                             376                 6
Pepco Holdings, Inc.                                       300                 8
PG&E Corp.                                                 600                23
Pinnacle West Capital Corp.                                100                 3
PPL Corp.                                                  600                28
Progress Energy, Inc.                                      354                15
Public Service Enterprise Group, Inc.                      800                33
Questar Corp.                                              200                11
Sempra Energy                                              297                17
Southern Co.                                             1,100                39
TECO Energy, Inc.                                          200                 4
The AES Corp. *                                            800                13
Xcel Energy, Inc.                                          510                10
                                                                 ---------------
                                                                             603
                                                                 ---------------
TOTAL COMMON STOCK
(COST $12,180)                                                            17,684
                                                                 ---------------

OTHER INVESTMENT COMPANIES 93.4% OF NET ASSETS

Schwab Institutional Select S&P 500 Fund (a)         1,210,002            12,270
Schwab International Index Fund, Select
   Shares (a)                                        1,533,696            32,054
Schwab S&P 500 Index Fund, Select Shares (a)         1,795,422            35,603
Schwab Small-Cap Index Fund, Select
   Shares (a)                                        1,898,483            34,666
Schwab Total Bond Market Fund (a)                   19,528,748           178,688
Schwab Value Advantage Money Fund,
   Institutional Shares (a)                         10,326,044            10,326
                                                                 ---------------
TOTAL OTHER INVESTMENT COMPANIES
(COST $292,129)                                                          303,607
                                                                 ---------------

SECURITY                                         FACE AMOUNT          VALUE
         RATE, MATURITY DATE                     ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENT 1.3% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 1.3%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit
   1.86%, 08/01/08                                       4,126             4,126
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(COST $4,126)                                                              4,126
                                                                 ---------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 07/31/08 the tax basis cost of the fund's investments was $310,210 and the unrealized appreciation and depreciation were $31,717 and ($16,510), respectively, with net unrealized appreciation of $15,207.

*    Non-income producing security.
(a)  Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                     COST             VALUE
HOLDINGS BY CATEGORY                             ($ X 1,000)       ($ X 1,000)
-------------------------------------------------------------------------------
   98.9%   OTHER INVESTMENT COMPANIES                 552,663           593,334
    1.0%   SHORT-TERM INVESTMENTS                       5,899             5,899
-------------------------------------------------------------------------------
   99.9%   TOTAL INVESTMENTS                          558,562           599,233
    0.1%   OTHER ASSETS AND LIABILITIES, NET                                693
-------------------------------------------------------------------------------
  100.0%   TOTAL NET ASSETS                                             599,926

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
OTHER INVESTMENT COMPANIES 98.9% OF NET ASSETS

Schwab Institutional
   Select S&P 500 Fund (a)                          25,956,747           263,201
Schwab International Index
   Fund, Select Shares (a)                           8,441,469           176,427
Schwab Small-Cap Index Fund,
   Select Shares (a)                                 8,417,623           153,706
                                                                 ---------------
TOTAL OTHER INVESTMENT COMPANIES
(COST $552,663)                                                          593,334
                                                                 ---------------

SECURITY                                         FACE AMOUNT          VALUE
         RATE, MATURITY DATE                     ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENTS 1.0% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 0.9%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit
   1.86%, 08/01/08                                       5,480             5,480

U.S. TREASURY OBLIGATION 0.1%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   1.91%, 09/18/08 (b)                                     420               419
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(COST $5,899)                                                              5,899
                                                                 ---------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 07/31/08 the tax basis cost of the fund's investments was $571,988, and the unrealized appreciation and depreciation were $34,381 and ($7,136) respectively, with net unrealized appreciation of $27,245.

(a)  Issuer is affiliated with the fund's adviser.
(b) All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 07/31/08. All numbers are x 1,000 except number of futures contracts.

                                               NUMBER OF   CONTRACT   UNREALIZED
                                               CONTRACTS     VALUE      LOSSES
FUTURES CONTRACT

S & P 500 Index, e-mini, Long, expires
09/19/08                                             100      6,336        (429)

SCHWAB CAPITAL TRUST
SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    99.7%  COMMON STOCK                              5,034,812        6,719,535
     0.3%  SHORT-TERM INVESTMENTS                       19,576           19,576
--------------------------------------------------------------------------------
   100.0%  TOTAL INVESTMENTS                         5,054,388        6,739,111
     4.4%  COLLATERAL INVESTED FOR
           SECURITIES ON LOAN                          296,679          296,679
   (4.4)%  OTHER ASSETS AND LIABILITIES, NET                           (294,009)
--------------------------------------------------------------------------------
   100.0%  NET ASSETS                                                  6,741,781

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COMMON STOCK 99.7% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.4%
--------------------------------------------------------------------------------
Ford Motor Co. (a)*                                  1,182,277             5,675
General Motors Corp. (a)                               355,225             3,932
Harley-Davidson, Inc.                                  143,545             5,432
Johnson Controls, Inc.                                 358,952            10,826
The Goodyear Tire & Rubber Co. *                       105,796             2,077
                                                                 ---------------
                                                                          27,942
BANKS 2.9%
--------------------------------------------------------------------------------
BB&T Corp. (a)                                         335,116             9,390
Comerica, Inc.                                          95,108             2,731
Fannie Mae (a)                                         602,831             6,932
Fifth Third Bancorp (a)                                331,725             4,634
First Horizon National Corp. (a)                        73,406               690
Freddie Mac (a)                                        397,264             3,246
Hudson City Bancorp, Inc.                              248,900             4,545
Huntington Bancshares, Inc. (a)                        152,426             1,070
KeyCorp                                                238,955             2,521
M&T Bank Corp. (a)                                      45,155             3,178
Marshall & Ilsley Corp. (a)                            144,183             2,192
MGIC Investment Corp. (a)                               24,520               157
National City Corp. (a)                                360,423             1,705
PNC Financial Services Group, Inc.                     209,811            14,957
Regions Financial Corp. (a)                            426,331             4,042
Sovereign Bancorp, Inc. (a)                            225,282             2,145
SunTrust Banks, Inc.                                   227,836             9,355
U.S. Bancorp                                         1,059,232            32,423
Wachovia Corp. (a)                                   1,178,070            20,345
Washington Mutual, Inc. (a)                            538,999             2,873
Wells Fargo & Co.                                    2,069,376            62,640
Zions Bancorp (a)                                       64,162             1,878
                                                                 ---------------
                                                                         193,649

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
CAPITAL GOODS 8.7%
--------------------------------------------------------------------------------
3M Co.                                                 427,761            30,110
Caterpillar, Inc.                                      381,687            26,535
Cooper Industries Ltd., Class A                        109,322             4,610
Cummins, Inc.                                          121,708             8,074
Danaher Corp.                                          145,519            11,591
Deere & Co.                                            265,168            18,604
Dover Corp.                                            114,923             5,704
Eaton Corp.                                             93,395             6,635
Emerson Electric Co.                                   495,838            24,147
Fluor Corp.                                            103,898             8,452
General Dynamics Corp.                                 247,372            22,051
General Electric Co.                                 6,084,267           172,124
Goodrich Corp.                                          74,318             3,652
Honeywell International, Inc.                          473,320            24,064
Illinois Tool Works, Inc. (a)                          247,170            11,580
Ingersoll-Rand Co., Ltd., Class A                      194,678             7,008
ITT Corp.                                              118,060             7,905
Jacobs Engineering Group, Inc. *                        40,234             3,112
L-3 Communications Holdings, Inc.                       73,595             7,263
Lockheed Martin Corp.                                  217,352            22,676
Masco Corp.                                            236,681             3,903
Northrop Grumman Corp.                                 208,321            14,039
PACCAR, Inc.                                           227,020             9,548
Pall Corp.                                              48,022             1,941
Parker Hannifin Corp.                                  106,006             6,538
Precision Castparts Corp.                               84,100             7,857
Raytheon Co.                                           271,439            15,453
Rockwell Automation, Inc.                               88,041             3,919
Rockwell Collins, Inc.                                  98,524             4,896
Terex Corp. *                                           59,300             2,807
Textron, Inc.                                          154,126             6,700
The Boeing Co.                                         479,790            29,320
The Manitowoc Co., Inc.                                 74,100             1,953
Tyco International Ltd.                                284,553            12,680
United Technologies Corp.                              611,334            39,113
W.W. Grainger, Inc.                                     40,399             3,616
                                                                 ---------------
                                                                         590,180
COMMERCIAL SERVICES & SUPPLIES 0.5%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                        103,186             1,248
Avery Dennison Corp. (a)                                56,457             2,485
Cintas                                                  81,991             2,332
Equifax, Inc.                                           80,620             2,829
Monster Worldwide, Inc. *                               77,326             1,372
Pitney Bowes, Inc. (a)                                 131,854             4,178
R.R. Donnelley & Sons Co.                              131,347             3,507
Robert Half International, Inc.                         97,973             2,478
Waste Management, Inc.                                 337,165            11,983
                                                                 ---------------
                                                                          32,412
CONSUMER DURABLES & APPAREL 0.9%
--------------------------------------------------------------------------------
Centex Corp.                                            72,629             1,066
Coach, Inc. *                                          212,416             5,419
D.R. Horton, Inc. (a)                                  164,056             1,824
Eastman Kodak Co. (a)                                  169,561             2,482
Fortune Brands, Inc.                                    91,549             5,247

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Harman International Industries, Inc.                   34,500             1,420
Hasbro, Inc. (a)                                       103,095             3,992
Jones Apparel Group, Inc.                               52,684               882
KB HOME                                                 38,775               682
Leggett & Platt, Inc. (a)                              107,903             2,104
Lennar Corp., Class A (a)                               79,582               963
Liz Claiborne, Inc.                                     61,119               799
Mattel, Inc.                                           222,967             4,470
Newell Rubbermaid, Inc.                                167,418             2,767
NIKE, Inc., Class B                                    236,242            13,863
Polo Ralph Lauren Corp.                                 23,200             1,373
Pulte Homes, Inc.                                      122,586             1,497
Snap-on, Inc.                                           35,854             2,018
The Black & Decker Corp. (a)                            37,550             2,254
The Stanley Works                                       36,574             1,627
VF Corp.                                                53,707             3,844
Whirlpool Corp. (a)                                     46,691             3,535
                                                                 ---------------
                                                                          64,128
CONSUMER SERVICES 1.5%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                           83,610             5,208
Carnival Corp.                                         265,307             9,800
Darden Restaurants, Inc.                                78,430             2,555
H&R Block, Inc.                                        157,094             3,822
International Game Technology                          191,469             4,157
Marriott International, Inc., Class A (a)              183,134             4,745
McDonald's Corp.                                       720,801            43,097
Starbucks Corp. *                                      431,110             6,333
Starwood Hotels & Resorts Worldwide, Inc.              120,073             4,117
Wendy's International, Inc.                             62,458             1,433
Wyndham Worldwide Corp. (a)                            107,943             1,937
YUM! Brands, Inc.                                      311,866            11,171
                                                                 ---------------
                                                                          98,375
DIVERSIFIED FINANCIALS 7.6%
--------------------------------------------------------------------------------
American Capital Ltd. (a)                               55,200             1,122
American Express Co.                                   743,634            27,604
Ameriprise Financial, Inc.                             148,061             6,292
Bank of America Corp.                                2,841,731            93,493
Bank of New York Mellon Corp.                          705,303            25,038
Capital One Financial Corp. (a)                        240,889            10,083
CIT Group, Inc.                                        116,838               991
Citigroup, Inc.                                      3,234,543            60,453
CME Group, Inc.                                         25,190             9,072
Discover Financial Services                            300,324             4,400
E*TRADE Financial Corp. (a)*                           262,898               794
Federated Investors, Inc., Class B                      45,911             1,509
Franklin Resources, Inc.                                96,036             9,662
IntercontinentalExchange, Inc. *                        21,700             2,166
Janus Capital Group, Inc.                               95,251             2,890
JPMorgan Chase & Co.                                 2,173,616            88,314
Legg Mason, Inc.                                        81,300             3,280
Lehman Brothers Holdings, Inc. (a)                     344,406             5,972
Leucadia National Corp.                                 75,700             3,389
Merrill Lynch & Co., Inc. (a)                          742,590            19,790
Moody's Corp. (a)                                      126,591             4,407

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Morgan Stanley                                         655,048            25,861
Northern Trust Corp.                                   124,934             9,766
NYSE Euronext                                          163,400             7,719
SLM Corp. (a)*                                         255,962             4,385
State Street Corp.                                     238,528            17,088
T. Rowe Price Group, Inc. (a)                          159,326             9,536
The Charles Schwab Corp. (c)                           605,596            13,862
The Goldman Sachs Group, Inc.                          251,017            46,197
                                                                 ---------------
                                                                         515,135
ENERGY 14.0%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                               286,332            16,581
Apache Corp.                                           194,449            21,811
Baker Hughes, Inc.                                     190,241            15,773
BJ Services Co.                                        150,775             4,433
Cabot Oil & Gas Corp.                                   59,700             2,627
Cameron International Corp. *                          129,400             6,180
Chesapeake Energy Corp.                                271,300            13,606
Chevron Corp.                                        1,287,319           108,856
ConocoPhillips                                         974,104            79,506
CONSOL Energy, Inc.                                    104,200             7,751
Devon Energy Corp.                                     276,973            26,282
El Paso Corp.                                          410,934             7,368
ENSCO International, Inc.                               55,400             3,830
EOG Resources, Inc.                                    150,907            15,171
Exxon Mobil Corp.                                    3,256,031           261,883
Halliburton Co.                                        572,156            25,644
Hess Corp.                                             154,202            15,636
Marathon Oil Corp.                                     436,722            21,605
Massey Energy Co.                                       48,700             3,616
Murphy Oil Corp.                                        97,527             7,776
Nabors Industries Ltd. *                               174,696             6,369
National-Oilwell Varco, Inc. *                         222,610            17,504
Noble Corp.                                            163,482             8,480
Noble Energy                                           104,000             7,682
Occidental Petroleum Corp.                             533,044            42,020
Peabody Energy Corp.                                   134,400             9,092
Range Resources Corp.                                   88,600             4,302
Rowan Cos., Inc.                                        64,341             2,561
Schlumberger Ltd.                                      734,459            74,621
Smith International, Inc.                               83,400             6,203
Southwestern Energy Co. *                              179,200             6,507
Spectra Energy Corp.                                   356,334             9,682
Sunoco, Inc. (a)                                        72,311             2,937
Tesoro Corp. (a)                                        42,700               659
The Williams Cos., Inc.                                368,102            11,798
Transocean, Inc. *                                     173,539            23,607
Valero Energy Corp.                                    342,485            11,442
Weatherford International Ltd. *                       415,262            15,668
XTO Energy, Inc.                                       310,083            14,645
                                                                 ---------------
                                                                         941,714
FOOD & STAPLES RETAILING 2.8%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                 264,071            16,552
CVS Caremark Corp.                                     866,000            31,609
Safeway, Inc.                                          269,735             7,207
SUPERVALU, Inc.                                        124,524             3,190
Sysco Corp.                                            355,595            10,085
The Kroger Co.                                         409,246            11,573
Wal-Mart Stores, Inc.                                1,444,593            84,682

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Walgreen Co.                                           599,499            20,587
Whole Foods Market, Inc. (a)                            62,900             1,395
                                                                 ---------------
                                                                         186,880
FOOD, BEVERAGE & TOBACCO 5.8%
--------------------------------------------------------------------------------
Altria Group, Inc.                                   1,291,189            26,276
Anheuser-Busch Cos., Inc.                              432,408            29,300
Archer-Daniels-Midland Co.                             390,669            11,185
Brown-Forman Corp., Class B                             40,949             2,947
Campbell Soup Co.                                      120,713             4,392
Coca-Cola Enterprises, Inc.                            173,467             2,937
ConAgra Foods, Inc.                                    296,055             6,418
Constellation Brands, Inc., Class A *                  117,905             2,537
Dean Foods Co. *                                        43,900               935
General Mills, Inc.                                    222,363            14,318
H.J. Heinz Co.                                         192,551             9,701
Kellogg Co.                                            153,585             8,149
Kraft Foods, Inc., Class A (a)                         927,400            29,510
Lorillard, Inc. *                                      103,718             6,960
McCormick & Co., Inc.                                   77,973             3,127
Molson Coors Brewing Co., Class B                       57,850             3,122
PepsiCo, Inc.                                          969,458            64,527
Philip Morris International, Inc.                    1,283,889            66,313
Reynolds American, Inc.                                110,078             6,146
Sara Lee Corp.                                         472,030             6,448
The Coca-Cola Co.                                    1,224,947            63,085
The Hershey Co. (a)                                     97,892             3,599
The Pepsi Bottling Group, Inc. (a)                      81,611             2,273
Tyson Foods, Inc., Class A                             136,402             2,032
UST, Inc.                                               92,696             4,877
Wm. Wrigley Jr. Co.                                    127,434            10,062
                                                                 ---------------
                                                                         391,176
HEALTH CARE EQUIPMENT & SERVICES 4.2%
--------------------------------------------------------------------------------
Aetna, Inc.                                            316,972            12,999
AmerisourceBergen Corp.                                102,482             4,291
Baxter International, Inc.                             410,811            28,186
Becton, Dickinson & Co.                                152,794            12,974
Boston Scientific Corp. *                              640,150             7,611
C.R. Bard, Inc.                                         60,312             5,599
Cardinal Health, Inc.                                  216,680            11,642
CIGNA Corp.                                            184,110             6,816
Coventry Health Care, Inc. *                            93,847             3,319
Covidien Ltd.                                          302,553            14,898
Express Scripts, Inc. *                                163,854            11,558
Hospira, Inc. *                                         92,968             3,548
Humana, Inc. *                                         105,389             4,628
IMS Health, Inc.                                       120,083             2,510
Intuitive Surgical, Inc. *                              22,700             7,066
Laboratory Corp. of America Holdings *                  67,844             4,585
McKesson Corp.                                         176,166             9,864
Medco Health Solutions, Inc. *                         353,176            17,511
Medtronic, Inc.                                        682,296            36,046
Patterson Cos., Inc. *                                  76,444             2,387
Quest Diagnostics, Inc.                                 88,042             4,680
St. Jude Medical, Inc. *                               208,159             9,696

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Stryker Corp.                                          146,742             9,419
Tenet Healthcare Corp. *                                48,777               282
UnitedHealth Group, Inc.                               763,808            21,448
Varian Medical Systems, Inc. *                          49,000             2,940
WellPoint, Inc. *                                      331,599            17,392
Zimmer Holdings, Inc. *                                140,969             9,714
                                                                 ---------------
                                                                         283,609
HOUSEHOLD & PERSONAL PRODUCTS 2.7%
--------------------------------------------------------------------------------
Avon Products, Inc.                                    260,520            11,046
Colgate-Palmolive Co.                                  309,757            23,006
Kimberly-Clark Corp.                                   254,211            14,701
The Clorox Co.                                          84,412             4,600
The Estee Lauder Cos., Inc., Class A                    62,600             2,761
The Procter & Gamble Co.                             1,901,270           124,495
                                                                 ---------------
                                                                         180,609
INSURANCE 3.3%
--------------------------------------------------------------------------------
Aflac, Inc.                                            289,968            16,125
American International Group, Inc.                   1,600,032            41,681
Aon Corp.                                              194,615             8,913
Assurant, Inc.                                          18,100             1,088
Cincinnati Financial Corp.                             101,886             2,837
Genworth Financial, Inc., Class A                      280,038             4,472
Lincoln National Corp.                                 165,270             7,883
Loews Corp.                                            127,303             5,673
Marsh & McLennan Cos., Inc.                            315,984             8,927
MBIA, Inc. (a)                                          78,224               464
MetLife, Inc. (a)                                      448,011            22,746
Principal Financial Group, Inc.                        158,912             6,755
Prudential Financial, Inc.                             271,181            18,703
SAFECO Corp.                                            54,132             3,581
The Allstate Corp.                                     340,682            15,746
The Chubb Corp.                                        236,760            11,374
The Hartford Financial Services Group, Inc.            198,917            12,609
The Progressive Corp.                                  411,728             8,338
The Travelers Cos., Inc.                               400,552            17,672
Torchmark Corp.                                         61,861             3,591
Unum Group                                             213,338             5,154
XL Capital Ltd., Class A (a)                           108,299             1,938
                                                                 ---------------
                                                                         226,270
MATERIALS 3.7%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                         130,754            12,449
AK Steel Holding Corp.                                  50,800             3,226
Alcoa, Inc.                                            491,937            16,603
Allegheny Technologies, Inc.                            53,155             2,514
Ashland, Inc.                                           36,927             1,542
Ball Corp.                                              59,822             2,667
Bemis Co., Inc.                                         59,750             1,683
E.I. du Pont de Nemours & Co.                          573,478            25,124
Eastman Chemical Co.                                    45,991             2,758
Ecolab, Inc.                                           105,595             4,720
Freeport-McMoRan Copper & Gold, Inc.                   206,796            20,007
Hercules, Inc.                                          71,222             1,428

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
International Flavors & Fragrances, Inc.                48,167             1,937
International Paper Co. (a)                            258,603             7,168
MeadWestvaco Corp.                                     104,877             2,812
Monsanto Co.                                           339,976            40,495
Newmont Mining Corp.                                   254,312            12,197
Nucor Corp.                                            175,904            10,065
Pactiv Corp. *                                          79,295             1,912
PPG Industries, Inc. (a)                               100,861             6,116
Praxair, Inc.                                          191,780            17,976
Rohm & Haas Co.                                         76,442             5,733
Sealed Air Corp.                                        98,210             2,131
Sigma-Aldrich Corp.                                     77,926             4,733
The Dow Chemical Co.                                   581,193            19,359
Titanium Metals Corp. (a)                               26,900               303
United States Steel Corp.                               77,148            12,371
Vulcan Materials Co. (a)                                56,704             3,640
Weyerhaeuser Co.                                       127,433             6,813
                                                                 ---------------
                                                                         250,482
MEDIA 2.7%
--------------------------------------------------------------------------------
CBS Corp., Class B                                     449,711             7,357
Comcast Corp., Class A                               1,823,048            37,591
Gannett Co., Inc. (a)                                  138,839             2,516
Meredith Corp.                                          17,154               438
News Corp., Class A                                  1,391,611            19,663
Omnicom Group, Inc.                                    208,982             8,921
Scripps Networks Interactive, Class A *                 39,225             1,590
The DIRECTV Group, Inc. *                              338,000             9,133
The E.W. Scripps Co., Class A                           13,075                91
The Interpublic Group of Cos., Inc. *                  256,619             2,256
The McGraw-Hill Cos., Inc.                             195,811             7,964
The New York Times Co., Class A (a)                     81,287             1,023
The Walt Disney Co.                                  1,251,176            37,973
The Washington Post Co., Class B                         1,250               773
Time Warner, Inc.                                    2,197,329            31,466
Viacom, Inc., Class B *                                415,703            11,611
                                                                 ---------------
                                                                         180,366
PHARMACEUTICALS & BIOTECHNOLOGY 8.4%
--------------------------------------------------------------------------------
Abbott Laboratories                                    939,375            52,924
Allergan, Inc.                                         185,022             9,608
Amgen, Inc. *                                          678,018            42,464
Applied Biosystems, Inc.                               103,342             3,816
Barr Pharmaceuticals, Inc. *                            66,137             4,364
Biogen Idec, Inc. *                                    177,761            12,401
Bristol-Myers Squibb Co.                             1,196,028            25,260
Celgene Corp. *                                        210,500            15,891
Eli Lilly & Co.                                        614,625            28,955
Forest Laboratories, Inc. *                            201,123             7,142
Genzyme Corp. *                                        162,807            12,479
Gilead Sciences, Inc. *                                565,944            30,550
Johnson & Johnson                                    1,745,195           119,493
King Pharmaceuticals, Inc. *                           159,892             1,840
Merck & Co., Inc.                                    1,345,327            44,261
Millipore Corp. *                                       16,408             1,154

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Mylan, Inc. (a)*                                        65,549               850
PerkinElmer, Inc.                                       70,980             2,066
Pfizer, Inc.                                         4,193,057            78,284
Schering-Plough Corp.                                  946,326            19,949
Thermo Fisher Scientific, Inc. *                       251,699            15,233
Waters Corp. *                                          60,268             4,095
Watson Pharmaceuticals, Inc. *                          63,811             1,845
Wyeth                                                  813,082            32,946
                                                                 ---------------
                                                                         567,870
REAL ESTATE 1.1%
--------------------------------------------------------------------------------
Apartment Investment & Management Co.,
   Class A                                              59,624             2,037
AvalonBay Communities, Inc. (a)                         32,950             3,285
Boston Properties, Inc.                                 65,600             6,310
CB Richard Ellis Group, Inc., Class A *                 14,700               207
Developers Diversified Realty Corp.                     39,700             1,269
Equity Residential                                     165,692             7,153
General Growth Properties, Inc. (a)                     94,600             2,593
HCP, Inc.                                               89,700             3,236
Host Hotels & Resorts, Inc.                            221,458             2,903
Kimco Realty Corp. (a)                                 134,400             4,743
Plum Creek Timber Co., Inc.                            106,950             5,211
ProLogis                                               154,506             7,552
Public Storage                                          68,725             5,628
Simon Property Group, Inc.                             132,910            12,311
Vornado Realty Trust                                    72,727             6,914
                                                                 ---------------
                                                                          71,352
RETAILING 2.6%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                        15,900               878
Amazon.com, Inc. (a)*                                  182,988            13,969
AutoNation, Inc. (a)*                                   80,566               831
AutoZone, Inc. *                                        26,707             3,480
Bed Bath & Beyond, Inc. (a)*                           158,865             4,421
Best Buy Co., Inc.                                     214,441             8,518
Big Lots, Inc. (a)*                                     62,909             1,916
Dillard's, Inc., Class A (a)                            33,711               341
Expedia, Inc. *                                        126,600             2,478
Family Dollar Stores, Inc.                              85,892             2,001
GameStop Corp., Class A *                               97,900             3,966
Genuine Parts Co.                                      102,653             4,117
IAC/InterActiveCorp. *                                  45,900               801
J.C. Penney Co., Inc.                                  135,584             4,180
Kohl's Corp. *                                         191,551             8,028
Limited Brands, Inc.                                   189,987             3,133
Lowe's Cos., Inc.                                      894,120            18,168
Macy's, Inc.                                           282,190             5,308
Nordstrom, Inc.                                        109,382             3,144
Office Depot, Inc. *                                   167,083             1,136
RadioShack Corp.                                        79,067             1,319
Sears Holdings Corp. (a)*                               43,875             3,554
Staples, Inc. (a)                                      426,397             9,594
Target Corp.                                           500,439            22,635
The Gap, Inc. (a)                                      337,574             5,442
The Home Depot, Inc. (a)                             1,043,282            24,861
The Sherwin-Williams Co.                                60,651             3,230

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
The TJX Cos., Inc.                                     266,739             8,992
Tiffany & Co.                                           74,308             2,808
                                                                 ---------------
                                                                         173,249
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.4%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. (a)*                      301,471             1,269
Altera Corp.                                           206,494             4,533
Analog Devices, Inc.                                   179,122             5,465
Applied Materials, Inc.                                830,049            14,376
Broadcom Corp., Class A *                              285,901             6,945
Intel Corp.                                          3,573,866            79,304
KLA-Tencor Corp.                                       110,567             4,156
Linear Technology Corp. (a)                            136,338             4,233
LSI Corp. *                                            250,138             1,736
MEMC Electronic Materials, Inc. *                      105,100             4,857
Microchip Technology, Inc. (a)                          67,700             2,162
Micron Technology, Inc. *                              425,213             2,054
National Semiconductor Corp.                           150,830             3,160
Novellus Systems, Inc. (a)*                             62,474             1,273
NVIDIA Corp. *                                         324,850             3,716
Teradyne, Inc. *                                       119,683             1,121
Texas Instruments, Inc.                                817,340            19,927
Xilinx, Inc.                                           172,868             4,292
                                                                 ---------------
                                                                         164,579
SOFTWARE & SERVICES 6.3%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                  352,422            14,573
Affiliated Computer Services, Inc., Class A *           58,472             2,818
Akamai Technologies, Inc. *                             49,500             1,155
Autodesk, Inc. *                                       142,646             4,549
Automatic Data Processing, Inc.                        319,760            13,657
BMC Software, Inc. *                                   137,001             4,506
CA, Inc.                                               256,895             6,129
Citrix Systems, Inc. *                                  86,545             2,305
Cognizant Technology Solutions Corp.,
   Class A *                                           176,300             4,949
Computer Sciences Corp. *                              105,553             5,000
Compuware Corp. *                                      179,317             1,972
Convergys Corp. *                                       85,006             1,080
eBay, Inc. *                                           684,806            17,237
Electronic Arts, Inc. *                                189,219             8,170
Electronic Data Systems Corp.                          321,788             7,984
Fidelity National Information Services, Inc.           102,300             1,939
Fiserv, Inc. *                                         100,097             4,787
Google, Inc., Class A *                                141,971            67,259
Intuit, Inc. *                                         197,876             5,408
MasterCard, Inc., Class A                               43,900            10,718
Microsoft Corp.                                      5,014,063           128,962
Novell, Inc. *                                         220,687             1,229
Oracle Corp. *                                       2,444,831            52,637
Paychex, Inc.                                          198,430             6,532
Symantec Corp. *                                       579,734            12,215
Total System Services, Inc.                            118,200             2,314
Unisys Corp. *                                         181,592               670
VeriSign, Inc. *                                       117,700             3,830
Western Union Co.                                      455,462            12,589

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Yahoo!, Inc. *                                         747,491            14,868
                                                                 ---------------
                                                                         422,041
TECHNOLOGY HARDWARE & EQUIPMENT 8.0%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                           234,567             8,458
Apple, Inc. *                                          535,625            85,138
Ciena Corp. (a)*                                        47,466               981
Cisco Systems, Inc. *                                3,611,398            79,415
Corning, Inc.                                          962,529            19,260
Dell, Inc. *                                         1,270,794            31,223
EMC Corp. *                                          1,270,626            19,072
Hewlett-Packard Co.                                  1,575,558            70,585
International Business Machines Corp.                  865,647           110,786
Jabil Circuit, Inc.                                    108,685             1,767
JDS Uniphase Corp. (a)*                                125,689             1,374
Juniper Networks, Inc. *                               305,100             7,942
Lexmark International, Inc., Class A *                  55,716             1,955
Molex, Inc.                                             85,448             2,096
Motorola, Inc.                                       1,403,700            12,128
NetApp, Inc. *                                         219,563             5,610
Nortel Networks Corp. *                                  6,948                53
QLogic Corp. *                                          98,272             1,851
QUALCOMM, Inc.                                         984,858            54,502
SanDisk Corp. *                                        109,800             1,548
Sun Microsystems, Inc. *                               483,538             5,140
Tellabs, Inc. *                                        266,357             1,369
Teradata Corp. *                                       108,424             2,539
Tyco Electronics Ltd.                                  281,553             9,331
Xerox Corp.                                            588,696             8,030
                                                                 ---------------
                                                                         542,153
TELECOMMUNICATION SERVICES 3.2%
--------------------------------------------------------------------------------
American Tower Corp., Class A *                        196,700             8,242
AT&T, Inc.                                           3,674,312           113,206
CenturyTel, Inc.                                        75,817             2,820
Embarq Corp.                                            93,293             4,270
Frontier Communications Corp.                          197,963             2,288
Qwest Communications International, Inc. (a)         1,034,223             3,961
Sprint Nextel Corp.                                  1,782,577            14,510
Verizon Communications, Inc.                         1,809,251            61,587
Windstream Corp.                                       261,945             3,122
                                                                 ---------------
                                                                         214,006
TRANSPORTATION 2.3%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                     183,719            19,131
C.H. Robinson Worldwide, Inc.                           72,200             3,480
CSX Corp.                                              268,626            18,154
Expeditors International of Washington, Inc.            99,500             3,533
FedEx Corp.                                            187,949            14,818
Norfolk Southern Corp.                                 237,704            17,096
Ryder System, Inc.                                      34,193             2,255
Southwest Airlines Co.                                 450,801             7,028
Union Pacific Corp.                                    337,326            27,809

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
United Parcel Service, Inc., Class B                   626,390            39,513
                                                                 ---------------
                                                                         152,817
UTILITIES 3.7%
--------------------------------------------------------------------------------
Allegheny Energy, Inc.                                 100,525             4,865
Ameren Corp.                                           124,330             5,109
American Electric Power Co., Inc.                      245,935             9,714
CenterPoint Energy, Inc.                               172,437             2,719
CMS Energy Corp. (a)                                   116,771             1,576
Consolidated Edison, Inc. (a)                          149,269             5,926
Constellation Energy Group, Inc.                       109,191             9,080
Dominion Resources, Inc.                               351,016            15,508
DTE Energy Co.                                         102,614             4,205
Duke Energy Corp.                                      782,869            13,763
Dynegy, Inc., Class A *                                247,112             1,663
Edison International                                   204,467             9,884
Entergy Corp.                                          116,073            12,411
Exelon Corp.                                           401,854            31,594
FirstEnergy Corp.                                      185,163            13,619
FPL Group, Inc.                                        250,250            16,149
Integrys Energy Group, Inc.                             12,779               652
Nicor, Inc. (a)                                         20,782               828
NiSource, Inc.                                         161,756             2,763
Pepco Holdings, Inc.                                    59,700             1,489
PG&E Corp.                                             219,856             8,471
Pinnacle West Capital Corp.                             51,445             1,727
PPL Corp.                                              227,042            10,662
Progress Energy, Inc.                                  158,192             6,693
Public Service Enterprise Group, Inc.                  310,174            12,965
Questar Corp.                                           98,900             5,230
Sempra Energy                                          162,017             9,099
Southern Co.                                           464,409            16,435
TECO Energy, Inc.                                      114,004             2,115
The AES Corp. *                                        414,310             6,687
Xcel Energy, Inc.                                      246,254             4,940
                                                                 ---------------
                                                                         248,541
                                                                 ---------------
TOTAL COMMON STOCK
(COST $5,034,812)                                                      6,719,535
                                                                 ---------------

SECURITY                                         FACE AMOUNT          VALUE
         RATE, MATURITY DATE                     ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 0.3%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit
   1.86%, 08/01/08                                      18,374            18,374

U.S. TREASURY OBLIGATIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   1.91%, 09/18/08 (b)                                     565               564
   1.48%, 09/18/08 (b)                                     640               638
                                                                 ---------------
                                                                           1,202
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(COST $19,576)                                                            19,576
                                                                 ---------------

END OF INVESTMENTS.

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON
   LOAN 4.4% OF NET ASSETS

Securities Lending Investment Fund, a series
   of the Brown Brothers Investment Trust          296,678,802           296,679

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.
(All dollar amounts are x 1,000)

At 07/31/08 tax basis cost of the fund's investments was $5,100,949 and the unrealized appreciation and depreciation were $2,472,557 and ($834,395), respectively, with a net unrealized appreciation of $1,638,162.

*    Non-income producing security.
(a)  All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.
(c)  Issuer is affiliated with the fund's adviser.

In addition to the above, the fund held the following at 07/31/08. All numbers are x1,000 except number of futures contracts.

                                               NUMBER OF   CONTRACT   UNREALIZED
                                               CONTRACTS     VALUE       GAINS
FUTURES CONTRACT

S & P 500 Index, e-mini, Long expires
   09/19/08                                          100      6,336           27

SCHWAB CAPITAL TRUST
SCHWAB CORE EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    99.6%  COMMON STOCK                             1,801,475         1,832,747
     0.3%  SHORT-TERM INVESTMENTS                       6,280             6,280
--------------------------------------------------------------------------------
    99.9%  TOTAL INVESTMENTS                        1,807,755         1,839,027
     2.9%  COLLATERAL INVESTED FOR SECURITIES
           ON LOAN                                     53,572            53,572
   (2.8)%  OTHER ASSETS AND LIABILITIES, NET                            (51,950)
--------------------------------------------------------------------------------
   100.0%  TOTAL NET ASSETS                                           1,840,649

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COMMON STOCK 99.6% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
The Goodyear Tire & Rubber Co. (a)*                    130,530             2,562

BANKS 0.2%
--------------------------------------------------------------------------------
KeyCorp (a)                                            300,000             3,165

CAPITAL GOODS 13.5%
--------------------------------------------------------------------------------
AGCO Corp. *                                           115,510             6,913
Emerson Electric Co.                                   178,320             8,684
Fluor Corp.                                             89,500             7,281
General Dynamics Corp.                                  50,110             4,467
Lockheed Martin Corp.                                  669,430            69,842
Northrop Grumman Corp.                                 220,450            14,856
Raytheon Co.                                         1,185,720            67,503
The Boeing Co.                                         789,460            48,244
Tyco International Ltd.                                449,100            20,012
                                                                 ---------------
                                                                         247,802
CONSUMER DURABLES & APPAREL 1.4%
--------------------------------------------------------------------------------
Hasbro, Inc.                                           484,900            18,775
NIKE, Inc., Class B                                    106,000             6,220
                                                                 ---------------
                                                                          24,995
CONSUMER SERVICES 0.3%
--------------------------------------------------------------------------------
McDonald's Corp.                                       100,000             5,979

DIVERSIFIED FINANCIALS 8.3%
--------------------------------------------------------------------------------
Ameriprise Financial, Inc.                             433,550            18,426
Bank of America Corp.                                  350,000            11,515
Bank of New York Mellon Corp.                          528,280            18,754
JPMorgan Chase & Co.                                 1,424,200            57,865
Northern Trust Corp.                                   143,290            11,201
State Street Corp.                                     495,100            35,469
                                                                 ---------------
                                                                         153,230

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
ENERGY 12.7%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                               200,000            11,582
Chevron Corp.                                          443,030            37,463
ConocoPhillips                                         374,900            30,599
Devon Energy Corp.                                     120,000            11,387
Exxon Mobil Corp.                                      946,950            76,163
Holly Corp. (a)                                        100,000             2,858
Massey Energy Co.                                       25,000             1,856
National-Oilwell Varco, Inc. *                         101,050             7,946
Noble Energy                                           197,500            14,589
Occidental Petroleum Corp.                             464,490            36,616
The Williams Cos., Inc.                                100,000             3,205
                                                                 ---------------
                                                                         234,264
FOOD & STAPLES RETAILING 0.7%
--------------------------------------------------------------------------------
The Kroger Co.                                         175,000             4,949
Wal-Mart Stores, Inc.                                  120,000             7,034
                                                                 ---------------
                                                                          11,983
FOOD, BEVERAGE & TOBACCO 4.9%
--------------------------------------------------------------------------------
Altria Group, Inc.                                     490,890             9,990
General Mills, Inc.                                    430,340            27,709
Philip Morris International, Inc.                      265,890            13,733
Reynolds American, Inc. (a)                            143,960             8,037
Sara Lee Corp.                                         139,580             1,907
The Coca-Cola Co.                                      542,440            27,936
                                                                 ---------------
                                                                          89,312
HEALTH CARE EQUIPMENT & SERVICES 6.1%
--------------------------------------------------------------------------------
Aetna, Inc.                                            499,095            20,468
Baxter International, Inc.                             496,680            34,077
Becton, Dickinson & Co.                                123,110            10,453
CIGNA Corp.                                            326,760            12,097
Express Scripts, Inc. *                                246,160            17,364
Humana, Inc. *                                         255,885            11,236
Omnicare, Inc.                                         225,000             6,624
                                                                 ---------------
                                                                         112,319
HOUSEHOLD & PERSONAL PRODUCTS 1.9%
--------------------------------------------------------------------------------
Church & Dwight Co., Inc.                               50,000             2,744
The Procter & Gamble Co.                               496,030            32,480
                                                                 ---------------
                                                                          35,224
INSURANCE 7.0%
--------------------------------------------------------------------------------
Aflac, Inc.                                            160,400             8,920
American Financial Group, Inc.                          79,290             2,297
Loews Corp.                                            123,169             5,488
MetLife, Inc.                                          844,370            42,869
Nationwide Financial Services, Inc., Class A            81,650             3,784
Prudential Financial, Inc.                             211,090            14,559
The Chubb Corp.                                        152,660             7,334
The Hartford Financial Services Group, Inc.            209,990            13,311
The Travelers Cos., Inc.                               582,940            25,719
W. R. Berkley Corp.                                    163,230             3,856
                                                                 ---------------
                                                                         128,137

SCHWAB CORE EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continue

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
MATERIALS 5.5%
--------------------------------------------------------------------------------
AK Steel Holding Corp.                                 127,270             8,082
Celanese Corp., Series A                               307,530            11,849
International Paper Co. (a)                            327,155             9,069
Monsanto Co.                                           305,120            36,343
Owens-Illinois, Inc. *                                 123,710             5,225
Sonoco Products Co.                                    326,650            10,655
Terra Industries, Inc. (a)                             125,000             6,750
The Lubrizol Corp.                                     188,070             9,366
United States Steel Corp.                               28,400             4,554
                                                                 ---------------
                                                                         101,893
MEDIA 2.7%
--------------------------------------------------------------------------------
CBS Corp., Class B                                     469,090             7,674
Omnicom Group, Inc.                                    463,050            19,768
Regal Entertainment Group, Class A (a)                  77,100             1,284
The Walt Disney Co.                                    715,120            21,704
                                                                 ---------------
                                                                          50,430
PHARMACEUTICALS & BIOTECHNOLOGY 7.3%
--------------------------------------------------------------------------------
Applied Biosystems, Inc.                               500,650            18,489
Cephalon, Inc. (a)*                                     70,000             5,121
Endo Pharmaceuticals Holdings, Inc. *                   86,560             2,004
Forest Laboratories, Inc. *                            350,000            12,428
Genentech, Inc. *                                      125,000            11,906
Gilead Sciences, Inc. *                                120,000             6,478
Johnson & Johnson                                       50,000             3,424
Merck & Co., Inc.                                      517,080            17,012
Pfizer, Inc.                                         3,057,530            57,084
                                                                 ---------------
                                                                         133,946
RETAILING 0.7%
--------------------------------------------------------------------------------
Amazon.com, Inc. (a)*                                  168,610            12,872

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.9%
--------------------------------------------------------------------------------
Broadcom Corp., Class A *                              629,150            15,282
Intel Corp.                                            758,020            16,820
Texas Instruments, Inc.                                100,000             2,438
                                                                 ---------------
                                                                          34,540
SOFTWARE & SERVICES 5.3%
--------------------------------------------------------------------------------
Accenture Ltd., Class A                                125,000             5,220
BMC Software, Inc. *                                   510,640            16,795
Cadence Design Systems, Inc. *                         602,790             4,455
Electronic Data Systems Corp.                          550,000            13,646
Microsoft Corp.                                        645,650            16,606
Oracle Corp. *                                         200,000             4,306
Symantec Corp. *                                     1,162,900            24,502
Synopsys, Inc. *                                       506,140            12,157
                                                                 ---------------
                                                                          97,687
TECHNOLOGY HARDWARE & EQUIPMENT 12.1%
--------------------------------------------------------------------------------
Apple, Inc. *                                          236,565            37,602
Cisco Systems, Inc. *                                  202,650             4,456
Dolby Laboratories, Inc., Class A *                    100,910             4,106
Hewlett-Packard Co.                                  1,728,900            77,455

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
International Business Machines Corp.                  693,160            88,711
NCR Corp. *                                            126,445             3,396
Xerox Corp.                                            549,070             7,489
                                                                 ---------------
                                                                         223,215
TELECOMMUNICATION SERVICES 2.2%
--------------------------------------------------------------------------------
CenturyTel, Inc.                                       248,360             9,237
Frontier Communications Corp. (a)                    1,282,555            14,826
Qwest Communications International, Inc. (a)         3,019,420            11,564
Telephone & Data Systems, Inc.                          80,290             3,404
Verizon Communications, Inc.                            57,720             1,965
                                                                 ---------------
                                                                          40,996
TRANSPORTATION 1.1%
--------------------------------------------------------------------------------
Continental Airlines, Inc., Class B (a)*               170,960             2,347
CSX Corp.                                               70,000             4,731
Union Pacific Corp.                                    150,000            12,366
                                                                 ---------------
                                                                          19,444
UTILITIES 3.7%
--------------------------------------------------------------------------------
Duke Energy Corp.                                      425,000             7,472
Edison International                                   333,500            16,121
FirstEnergy Corp.                                      100,930             7,423
ONEOK, Inc.                                            392,590            17,855
PG&E Corp.                                              57,220             2,205
Public Service Enterprise Group, Inc.                  322,120            13,465
Reliant Energy, Inc. *                                  80,000             1,449
The AES Corp. *                                        171,080             2,762
                                                                 ---------------
                                                                          68,752
                                                                 ---------------
TOTAL COMMON STOCK
(COST $1,801,475)                                                      1,832,747
                                                                 ---------------

                                                FACE/MATURITY
ISSUER                                              AMOUNT            VALUE
RATE, MATURITY DATE                              ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

REPURCHASE AGREEMENT 0.3%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
Fully collateralized by Federal Home Loan
   Bank with a value of $5,618.
   1.92%, issued 07/31/08, due 08/01/08                  5,507             5,507

U.S. TREASURY OBLIGATION 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill 1.89%, 09/18/08 (b)                     775               773
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(COST $6,280)                                                              6,280
                                                                 ---------------

END OF INVESTMENTS.

SCHWAB CORE EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 2.9% OF NET ASSETS

State Street Navigator Securities
   Lending Prime Portfolio                          53,571,875            53,572

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

(All dollar amounts are x 1,000)

At 07/31/08 the tax basis cost of the fund's investments was $1,807,810, and the unrealized appreciation and depreciation were $192,826 and ($161,609), respectively, with a net unrealized appreciation of $31,217.

*    Non-income producing security.
(a)  All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 07/31/08. All numbers are x1,000 except number of futures contracts.


                                NUMBER OF          CONTRACT        UNREALIZED
                                CONTRACTS            VALUE          (LOSSES)
FUTURES CONTRACT
S & P 500 Index, e-Mini,
Long expires 09/19/08                     40             2,534             (172)

SCHWAB CAPITAL TRUST
SCHWAB DIVIDEND EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    99.5%  COMMON STOCK                              1,550,668         1,583,214
     0.2%  SHORT-TERM INVESTMENT                         2,871             2,871
--------------------------------------------------------------------------------
    99.7%  TOTAL INVESTMENTS                         1,553,539         1,586,085
     0.3%  OTHER ASSETS AND LIABILITIES, NET                               4,699
--------------------------------------------------------------------------------
   100.0%  TOTAL NET ASSETS                                            1,590,784

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COMMON STOCK 99.5% OF NET ASSETS

BANKS 1.2%
--------------------------------------------------------------------------------
KeyCorp                                                577,500             6,093
SunTrust Banks, Inc.                                   300,887            12,354
                                                                 ---------------
                                                                          18,447
CAPITAL GOODS 10.8%
--------------------------------------------------------------------------------
Cooper Industries Ltd., Class A                        255,000            10,753
Eaton Corp.                                            210,000            14,918
Emerson Electric Co.                                   423,600            20,629
L-3 Communications Holdings, Inc.                      150,000            14,803
Lockheed Martin Corp.                                  300,000            31,299
Northrop Grumman Corp.                                 290,400            19,570
Raytheon Co.                                           487,100            27,731
The Boeing Co.                                         215,000            13,139
Tyco International Ltd.                                300,000            13,368
United Technologies Corp.                               75,000             4,799
                                                                 ---------------
                                                                         171,009
COMMERCIAL SERVICES & SUPPLIES 2.5%
--------------------------------------------------------------------------------
Pitney Bowes, Inc.                                     200,000             6,338
R.R. Donnelley & Sons Co.                              460,000            12,282
Waste Management, Inc.                                 590,000            20,969
                                                                 ---------------
                                                                          39,589
CONSUMER DURABLES & APPAREL 3.4%
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                    1,169,314            13,003
Hasbro, Inc.                                           475,000            18,392
Leggett & Platt, Inc.                                  150,000             2,925
NIKE, Inc., Class B                                    210,000            12,323
VF Corp.                                               100,000             7,158
                                                                 ---------------
                                                                          53,801
CONSUMER SERVICES 1.4%
--------------------------------------------------------------------------------
McDonald's Corp.                                       375,000            22,421

DIVERSIFIED FINANCIALS 6.7%
--------------------------------------------------------------------------------
Bank of America Corp.                                  775,400            25,511

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Bank of New York Mellon Corp.                          879,845            31,234
JPMorgan Chase & Co.                                   775,584            31,512
State Street Corp.                                     245,000            17,552
                                                                 ---------------
                                                                         105,809
ENERGY  12.0%
--------------------------------------------------------------------------------
Boardwalk Pipeline Partners L.P.                       191,500             4,531
Chevron Corp.                                          375,000            31,710
ConocoPhillips                                         400,000            32,648
Devon Energy Corp.                                     160,000            15,182
Exxon Mobil Corp.                                      325,800            26,204
Noble Energy                                           182,500            13,481
Occidental Petroleum Corp.                             420,000            33,109
Patterson-UTI Energy, Inc.                             225,000             6,395
Spectra Energy Corp.                                   275,000             7,472
The Williams Cos., Inc.                                510,000            16,345
Valero Energy Corp.                                    100,000             3,341
                                                                 ---------------
                                                                         190,418
FOOD & STAPLES RETAILING 0.8%
--------------------------------------------------------------------------------
The Kroger Co.                                         335,000             9,474
Wal-Mart Stores, Inc.                                   50,000             2,931
                                                                 ---------------
                                                                          12,405
FOOD, BEVERAGE & TOBACCO 8.2%
--------------------------------------------------------------------------------
Altria Group, Inc.                                     510,000            10,379
ConAgra Foods, Inc.                                    550,000            11,924
General Mills, Inc.                                    370,000            23,824
H.J. Heinz Co.                                         435,000            21,915
Kellogg Co.                                            340,000            18,041
Reynolds American, Inc.                                426,400            23,806
The Coca-Cola Co.                                      406,000            20,909
                                                                 ---------------
                                                                         130,798
HEALTH CARE EQUIPMENT & SERVICES 2.8%
--------------------------------------------------------------------------------
Baxter International, Inc.                             325,000            22,298
Becton, Dickinson & Co.                                254,000            21,567
                                                                 ---------------
                                                                          43,865
HOUSEHOLD & PERSONAL PRODUCTS 2.3%
--------------------------------------------------------------------------------
Colgate-Palmolive Co.                                  235,000            17,453
The Procter & Gamble Co.                               303,950            19,903
                                                                 ---------------
                                                                          37,356
INSURANCE  5.6%
--------------------------------------------------------------------------------
Aon Corp.                                              396,250            18,148
HCC Insurance Holdings, Inc.                           385,000             8,720
Lincoln National Corp.                                 300,000            14,310
The Allstate Corp.                                     328,200            15,170
The Chubb Corp.                                        351,000            16,862
The Travelers Cos., Inc.                               358,000            15,795
                                                                 ---------------
                                                                          89,005
MATERIALS  4.3%
--------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                          300,000            13,143
Eastman Chemical Co.                                   240,000            14,390
International Paper Co.                                500,000            13,860
Sonoco Products Co.                                    100,000             3,262
The Dow Chemical Co.                                   362,800            12,085

SCHWAB DIVIDEND EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
The Lubrizol Corp.                                     250,000            12,450
                                                                 ---------------
                                                                          69,190
MEDIA  1.1%
--------------------------------------------------------------------------------
CBS Corp., Class B                                     600,000             9,816
Regal Entertainment Group, Class A                     500,000             8,325
                                                                 ---------------
                                                                          18,141
PHARMACEUTICALS & BIOTECHNOLOGY 8.8%
--------------------------------------------------------------------------------
Abbott Laboratories                                    425,000            23,944
Bristol-Myers Squibb Co.                               675,000            14,256
Eli Lilly & Co.                                        444,000            20,917
Johnson & Johnson                                      387,000            26,498
Merck & Co., Inc.                                      560,000            18,424
PerkinElmer, Inc.                                      270,500             7,872
Pfizer, Inc.                                         1,100,000            20,537
Wyeth                                                  195,000             7,901
                                                                 ---------------
                                                                         140,349
RETAILING 0.3%
--------------------------------------------------------------------------------
Genuine Parts Co.                                      121,000             4,853

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
--------------------------------------------------------------------------------
Analog Devices, Inc.                                   290,000             8,848
Applied Materials, Inc.                                800,000            13,856
Intel Corp.                                          1,125,000            24,964
                                                                 ---------------
                                                                          47,668
SOFTWARE & SERVICES 4.2%
--------------------------------------------------------------------------------
Accenture Ltd., Class A                                535,000            22,342
Automatic Data Processing, Inc.                        175,000             7,474
Microsoft Corp.                                      1,100,000            28,292
Paychex, Inc.                                          266,300             8,767
                                                                 ---------------
                                                                          66,875
TECHNOLOGY HARDWARE & EQUIPMENT 4.5%
--------------------------------------------------------------------------------
Harris Corp.                                           100,000             4,815
Hewlett-Packard Co.                                    520,000            23,296
International Business Machines Corp.                  242,500            31,035
Molex, Inc.                                            100,000             2,453
Seagate Technology                                     385,000             5,763
Tyco Electronics Ltd.                                  100,000             3,314
Xerox Corp.                                            120,000             1,637
                                                                 ---------------
                                                                          72,313
TELECOMMUNICATION SERVICES 4.0%
--------------------------------------------------------------------------------
AT&T, Inc.                                             700,407            21,579
Embarq Corp.                                           210,000             9,612
Frontier Communications Corp.                          880,000            10,173
Qwest Communications International, Inc.               700,000             2,681
Verizon Communications, Inc.                           527,300            17,949
Windstream Corp.                                       200,000             2,384
                                                                 ---------------
                                                                          64,378
TRANSPORTATION 0.6%
--------------------------------------------------------------------------------
CSX Corp.                                              150,000            10,137

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
UTILITIES  11.0%
--------------------------------------------------------------------------------
Alliant Energy Corp.                                   400,000            12,892
American Electric Power Co., Inc.                      451,000            17,814
CenterPoint Energy, Inc.                               150,000             2,366
Consolidated Edison, Inc.                              135,000             5,360
DTE Energy Co.                                         425,000            17,417
Duke Energy Corp.                                      250,000             4,395
Edison International                                   441,000            21,318
FirstEnergy Corp.                                      250,000            18,387
Integrys Energy Group, Inc.                             50,000             2,553
Northeast Utilities                                    300,000             7,548
ONEOK, Inc.                                            180,000             8,186
PG&E Corp.                                             485,000            18,687
Progress Energy, Inc.                                  410,000            17,347
Public Service Enterprise Group, Inc.                  215,000             8,987
TECO Energy, Inc.                                      600,000            11,130
                                                                 ---------------
                                                                         174,387
                                                                 ---------------
TOTAL COMMON STOCK
(COST $1,550,668)                                                      1,583,214
                                                                 ---------------

SECURITY                                         FACE AMOUNT           VALUE
         RATE, MATURITY DATE                      ($ X 1,000)       ($ X 1,000)

SHORT-TERM INVESTMENT 0.2% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 0.2%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit
    1.86%, 08/01/08                                      2,871             2,871
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENT
(COST $2,871)                                                              2,871
                                                                 ---------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 07/31/08, the tax basis cost of the fund's investments was $1,553,539, and the unrealized appreciation and depreciation were $175,519 and ($142,973), respectively, with a net unrealized appreciation of $32,546.

SCHWAB CAPITAL TRUST
SCHWAB SMALL-CAP EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    98.2%  COMMON STOCK                               325,419           326,454
     1.6%  FOREIGN COMMON STOCK                         5,171             5,224

 -------------------------------------------------------------------------------
    99.8%  TOTAL INVESTMENTS                          330,590           331,678
    16.4%  COLLATERAL INVESTED FOR SECURITIES
           ON LOAN                                     54,291            54,291
  (16.2)%  OTHER ASSETS AND LIABILITIES, NET                            (53,730)
 -------------------------------------------------------------------------------
   100.0%  TOTAL NET ASSETS                                             332,239


                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COMMON STOCK  98.2% OF NET ASSETS
AUTOMOBILES & COMPONENTS 0.7%
--------------------------------------------------------------------------------
American Axle & Manufacturing
   Holdings, Inc.                                       24,600               145
Cooper Tire & Rubber Co.                                27,900               257
Lear Corp. *                                            57,300               826
Stoneridge, Inc. *                                      60,600               798
TRW Automotive Holdings Corp. *                         24,400               452
                                                                 ---------------
                                                                           2,478
BANKS 6.2%
--------------------------------------------------------------------------------
BancFirst Corp.                                         48,100             2,273
Chemical Financial Corp.                                15,000               398
Commerce Bancshares, Inc. (a)                           82,715             3,609
Federal Agricultural Mortgage Corp., Class C            41,500             1,189
First Citizens BancShares, Inc., Class A                 3,900               552
NBT Bancorp, Inc.                                       37,700               934
SVB Financial Group (a)*                                87,700             5,051
UMB Financial Corp.                                     67,800             3,734
Webster Financial Corp. (a)                            138,100             2,743
                                                                 ---------------
                                                                          20,483
CAPITAL GOODS 13.0%
--------------------------------------------------------------------------------
Acuity Brands, Inc. (a)                                158,200             6,464
AGCO Corp. *                                           144,000             8,618
American Woodmark Corp. (a)                             20,900               493
Crane Co.                                              232,900             8,268
Cubic Corp.                                             50,500             1,349
EMCOR Group, Inc. *                                    271,000             8,163
Encore Wire Corp. (a)                                   38,500               702
EnPro Industries, Inc. (a)*                             48,200             1,736
Gardner Denver, Inc. *                                  33,600             1,532
Gibraltar Industries, Inc.                              72,200             1,142

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Insteel Industries, Inc.                                19,700               348
Mueller Industries, Inc.                                27,700               711
NCI Building Systems, Inc. *                            23,200               869
Tecumseh Products Co., Class A *                        12,400               406
Tredegar Corp.                                          83,700             1,371
United Rentals, Inc. (a)*                               56,200               909
                                                                 ---------------
                                                                          43,081
COMMERCIAL SERVICES & SUPPLIES 5.0%
--------------------------------------------------------------------------------
Bowne & Co., Inc.                                       87,400             1,130
CDI Corp.                                               32,800               675
Hudson Highland Group, Inc. *                           46,300               413
IKON Office Solutions, Inc. (a)                        445,200             6,366
Spherion Corp. *                                       387,200             1,894
The Brink's Co.                                         21,900             1,510
Volt Information Sciences, Inc. *                      107,000             1,484
Watson Wyatt Worldwide, Inc., Class A                   57,200             3,314
                                                                 ---------------
                                                                          16,786
CONSUMER DURABLES & APPAREL 5.7%
--------------------------------------------------------------------------------
American Greetings Corp., Class A                      166,900             2,474
Blyth, Inc.                                            300,100             4,367
Furniture Brands International, Inc.                   132,300             1,570
JAKKS Pacific, Inc. *                                   19,400               426
KB HOME (a)                                             15,900               280
Lennar Corp., Class A (a)                                8,700               105
Movado Group, Inc.                                      50,400             1,084
NVR, Inc. *                                              1,400               773
Perry Ellis International, Inc. *                        8,400               183
Steven Madden Ltd. *                                     7,600               171
The Stanley Works                                       38,400             1,708
The Timberland Co., Class A *                           51,400               737
The Warnaco Group, Inc. (a)*                           121,200             5,084
                                                                 ---------------
                                                                          18,962
CONSUMER SERVICES 2.6%
--------------------------------------------------------------------------------
Burger King Holdings, Inc.                              13,000               349
Career Education Corp. *                               108,700             1,994
DeVry, Inc.                                             85,800             4,874
Krispy Kreme Doughnuts, Inc. (a)*                      102,900               445
Regis Corp.                                             39,700             1,111
                                                                 ---------------
                                                                           8,773
DIVERSIFIED FINANCIALS 0.7%
--------------------------------------------------------------------------------
Advanta Corp., Class B                                 194,200             1,536
GAMCO Investors, Inc., Class A                           5,800               259
LaBranche & Co., Inc. (a)*                              90,100               623
                                                                 ---------------
                                                                           2,418
ENERGY 9.5%
--------------------------------------------------------------------------------
Cabot Oil & Gas Corp.                                   21,900               964
Callon Petroleum Co. *                                  29,000               667
Clayton Williams Energy, Inc. *                          9,000               839
Dresser-Rand Group, Inc. *                             148,900             5,673
Foundation Coal Holdings, Inc.                          19,500             1,158

SCHWAB SMALL-CAP EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Holly Corp.                                             56,200             1,606
Massey Energy Co. (a)                                   91,700             6,809
McMoRan Exploration Co. *                                9,900               266
Oil States International, Inc. *                         5,500               302
Rosetta Resources, Inc. *                               84,700             2,000
SEACOR Holdings, Inc. (a)*                              36,400             3,045
Stone Energy Corp. *                                    20,300             1,036
Superior Energy Services, Inc. (a)*                      1,900                90
Tidewater, Inc.                                         35,700             2,140
VAALCO Energy, Inc. *                                  156,200             1,023
W&T Offshore, Inc.                                      92,000             4,072
                                                                 ---------------
                                                                          31,690
FOOD & STAPLES RETAILING 1.4%
--------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. (a)*                         121,000             4,541

FOOD, BEVERAGE & TOBACCO 2.3%
--------------------------------------------------------------------------------
Alliance One International, Inc. *                     666,000             2,977
Chiquita Brands International,  Inc. (a)*               16,900               259
Diamond Foods, Inc.                                     38,300               932
Universal Corp. (a)                                     65,300             3,371
                                                                 ---------------
                                                                           7,539
HEALTH CARE EQUIPMENT & SERVICES 9.5%
--------------------------------------------------------------------------------
AMERIGROUP Corp. *                                     144,600             3,673
Analogic Corp.                                          82,800             6,060
Apria Healthcare Group, Inc. *                         122,700             2,357
Centene Corp. *                                         53,700             1,198
CONMED Corp. (a)*                                       69,800             2,121
Emergency Medical Services Corp., Class A *             24,800               670
Hanger Orthopedic Group, Inc. *                         25,400               433
Invacare Corp.                                          29,200               687
Kindred Healthcare, Inc. *                              13,800               372
Magellan Health Services, Inc. *                       224,600             9,377
Merit Medical Systems, Inc. *                          136,900             2,767
Molina Healthcare, Inc. (a)*                            62,500             1,865
                                                                 ---------------
                                                                          31,580
HOUSEHOLD & PERSONAL PRODUCTS 0.6%
--------------------------------------------------------------------------------
Alberto-Culver Co.                                       6,200               166
Church & Dwight Co., Inc.                                2,200               121
NBTY, Inc. *                                            52,300             1,804
                                                                 ---------------
                                                                           2,091
INSURANCE 5.9%
--------------------------------------------------------------------------------
Allied World Assurance Co. Holdings Ltd.                 7,300               304
American Financial Group, Inc.                         198,300             5,745
American Physicians Capital, Inc. (a)                   15,250               759
Harleysville Group, Inc.                               107,600             3,834
HCC Insurance Holdings, Inc.                            57,100             1,293
Philadelphia Consolidated Holding Corp. *               82,000             4,793
Reinsurance Group of America, Inc.                      51,400             2,554
Selective Insurance Group, Inc.                          2,000                43

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
United Fire & Casualty Co.                               7,200               196
                                                                 ---------------
                                                                          19,521
MATERIALS 5.1%
--------------------------------------------------------------------------------
AK Steel Holding Corp.                                 102,700             6,521
H.B. Fuller Co.                                         16,000               400
Minerals Technologies, Inc.                              5,700               368
PolyOne Corp. *                                        121,200               909
Rockwood Holdings, Inc. *                              187,800             7,165
Sonoco Products Co.                                     37,200             1,213
The Lubrizol Corp.                                       6,500               324
                                                                 ---------------
                                                                          16,900
PHARMACEUTICALS & BIOTECHNOLOGY 4.9%
--------------------------------------------------------------------------------
Cephalon, Inc. (a)*                                     12,700               929
Invitrogen Corp. (a)*                                  141,600             6,280
King Pharmaceuticals, Inc. *                            41,500               478
Medicis Pharmaceutical Corp., Class A                   72,000             1,322
OSI Pharmaceuticals, Inc. *                             88,300             4,647
Par Pharmaceutical Cos., Inc. *                         73,900             1,278
Sepracor, Inc. *                                        30,700               537
Varian, Inc. *                                           9,100               449
VIVUS, Inc. *                                           43,400               366
                                                                 ---------------
                                                                          16,286
REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Essex Property Trust, Inc.                               1,500               182
Kilroy Realty Corp.                                      2,000                92
                                                                 ---------------
                                                                             274
RETAILING 1.0%
--------------------------------------------------------------------------------
Christopher & Banks Corp.                               42,700               372
Jo-Ann Stores, Inc. (a)*                                11,300               248
RadioShack Corp.                                        68,900             1,149
Rent-A-Center, Inc. *                                    6,800               144
The Talbots, Inc. (a)                                   95,500             1,338
                                                                 ---------------
                                                                           3,251
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.9%
--------------------------------------------------------------------------------
Amkor Technology, Inc. *                               151,600             1,328
Atmel Corp. *                                          357,100             1,261
Entegris, Inc. *                                        49,000               310
Integrated Device Technology, Inc. *                   189,300             1,897
Lattice Semiconductor Corp. *                           18,300                44
MKS Instruments, Inc. *                                 10,400               214
Photronics, Inc. *                                     198,500               844
Teradyne, Inc. *                                       378,800             3,549
Ultratech, Inc. *                                       74,500             1,098
Veeco Instruments, Inc. (a)*                            33,700               549
Zoran Corp. *                                          212,500             1,757
                                                                 ---------------
                                                                          12,851
SOFTWARE & SERVICES 8.9%
--------------------------------------------------------------------------------
Convergys Corp. *                                        9,900               126
Global Payments, Inc.                                   68,500             3,034
Hewitt Associates, Inc., Class A *                     140,100             5,163
JDA Software Group, Inc. *                              13,800               236
Novell, Inc. *                                       1,161,500             6,469
SPSS, Inc. *                                            25,100               829

SCHWAB SMALL-CAP EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Sybase, Inc. (a)*                                      305,500            10,268
Synopsys, Inc. *                                       137,100             3,293
                                                                 ---------------
                                                                          29,418
TECHNOLOGY HARDWARE & EQUIPMENT 6.6%
--------------------------------------------------------------------------------
Adaptec, Inc. *                                        178,700               652
ADC Telecommunications, Inc. (a)*                       37,300               353
Benchmark Electronics, Inc. *                            1,000                15
Cognex Corp. (a)                                        41,100               775
Coherent, Inc. *                                        19,500               673
Dolby Laboratories, Inc., Class A (a)*                  69,400             2,824
Emulex Corp. *                                         420,900             4,743
Harmonic, Inc. (a)*                                     54,500               425
Hutchinson Technology, Inc. (a)*                        97,800             1,451
JDS Uniphase Corp. (a)*                                 48,100               526
Methode Electronics, Inc.                              252,100             2,821
NCR Corp. *                                             20,900               561
Plantronics, Inc.                                       39,900               972
QLogic Corp. *                                         116,300             2,191
Rackable Systems, Inc. *                                84,900             1,074
Tech Data Corp. *                                        9,200               321
Technitrol, Inc.                                        24,500               343
Tekelec *                                               21,900               341
Vishay Intertechnology, Inc. *                          92,500               830
                                                                 ---------------
                                                                          21,891
TELECOMMUNICATION SERVICES 0.7%
--------------------------------------------------------------------------------
NTELOS Holdings Corp.                                    9,800               234
Syniverse Holdings, Inc. *                             138,300             2,241
                                                                 ---------------
                                                                           2,475
TRANSPORTATION 2.1%
--------------------------------------------------------------------------------
Con-way, Inc.                                          133,900             6,770
JetBlue Airways Corp. (a)*                              68,600               361
                                                                 ---------------
                                                                           7,131
UTILITIES 1.8%
--------------------------------------------------------------------------------
Alliant Energy Corp.                                    62,100             2,001
National Fuel Gas Co. (a)                               81,000             4,033
                                                                 ---------------
                                                                           6,034
                                                                 ---------------
TOTAL COMMON STOCK
(COST $325,419)                                                          326,454
                                                                 ---------------

FOREIGN COMMON STOCK 1.6% OF NET ASSETS

BERMUDA 1.6%
--------------------------------------------------------------------------------
INSURANCE 1.6%
Platinum Underwriters Holdings Ltd.                    144,700             5,224
                                                                 ---------------
TOTAL FOREIGN COMMON STOCK
(COST $5,171)                                                              5,224
                                                                 ---------------

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)

--------------------------------------------------------------------------------
END OF INVESTMENTS.

COLLATERAL INVESTED FOR SECURITIES ON LOAN 16.4% OF NET ASSETS

Securities Lending Investment Fund, a
   series of the Brown Brothers
   Investment Trust                                 54,291,248            54,291

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

(All dollar amounts are x 1,000)

At 07/31/08, the tax basis cost of the fund's investments was $330,824 and the unrealized appreciation and depreciation were $43,900 and ($43,046), respectively, with a net unrealized appreciation of $854.

*    Non-income producing security.

(a)  All or a portion of this security is on loan.

SCHWAB CAPITAL TRUST
SCHWAB HEDGED EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    98.4%  COMMON STOCK                               588,647           609,612
--------------------------------------------------------------------------------
    98.4%  TOTAL INVESTMENTS                          588,647           609,612
  (37.8)%  SHORT SALES                               (278,720)         (234,426)
    39.4%  OTHER ASSETS AND LIABILITIES, NET                            244,442
--------------------------------------------------------------------------------
   100.0%  TOTAL NET ASSETS                                             619,628

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COMMON STOCK 98.4% OF NET ASSETS

AUTOMOBILES & COMPONENTS 1.2%
--------------------------------------------------------------------------------
Ford Motor Co. *                                     1,176,221             5,646
Lear Corp. (a)*                                        126,800             1,827
                                                                 ---------------
                                                                           7,473
BANKS  1.9%
--------------------------------------------------------------------------------
Bank of Hawaii Corp. (a)                                90,500             4,560
Cullen/Frost Bankers, Inc.                              13,600               717
UMB Financial Corp.                                    113,000             6,223
                                                                 ---------------
                                                                          11,500
CAPITAL GOODS  11.5%
--------------------------------------------------------------------------------
Acuity Brands, Inc. (a)                                193,100             7,890
AGCO Corp. *                                           256,000            15,322
EMCOR Group, Inc. *                                    513,900            15,479
Emerson Electric Co.                                    82,400             4,013
Lockheed Martin Corp. (a)                               92,400             9,640
Raytheon Co. (a)                                       328,500            18,701
                                                                 ---------------
                                                                          71,045
COMMERCIAL SERVICES & SUPPLIES 3.1%
--------------------------------------------------------------------------------
Covanta Holding Corp. (a)*                             112,700             3,171
R.R. Donnelley & Sons Co. (a)                          227,700             6,080
Waste Management, Inc.                                 279,200             9,923
                                                                 ---------------
                                                                          19,174
CONSUMER DURABLES & APPAREL 2.6%
--------------------------------------------------------------------------------
Hasbro, Inc.                                           217,300             8,414
Pulte Homes, Inc.                                       12,600               154
Snap-on, Inc.                                           42,100             2,370
The Warnaco Group, Inc. *                              128,600             5,394
                                                                 ---------------
                                                                          16,332
CONSUMER SERVICES 1.1%
--------------------------------------------------------------------------------
Burger King Holdings, Inc.                             244,600             6,563

DIVERSIFIED FINANCIALS 2.3%
--------------------------------------------------------------------------------
Bank of New York Mellon Corp.                           11,100               394
Discover Financial Services                             93,700             1,373

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
JPMorgan Chase & Co.                                    66,800             2,714
Northern Trust Corp.                                   128,300            10,029
                                                                 ---------------
                                                                          14,510
ENERGY 12.0%
--------------------------------------------------------------------------------
ConocoPhillips                                           9,100               743
Dresser-Rand Group, Inc. (a)*                          205,800             7,841
Exxon Mobil Corp.                                      234,800            18,885
Massey Energy Co. (a)                                  207,200            15,384
Noble Energy                                            71,800             5,304
Occidental Petroleum Corp. (a)                         248,900            19,621
Patterson-UTI Energy, Inc.                              28,400               807
W&T Offshore, Inc.                                     129,600             5,736
                                                                 ---------------
                                                                          74,321
FOOD & STAPLES RETAILING 1.2%
--------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. *                            172,000             6,455
The Kroger Co.                                          36,100             1,021
                                                                 ---------------
                                                                           7,476
FOOD, BEVERAGE & TOBACCO 4.0%
--------------------------------------------------------------------------------
Altria Group, Inc.                                     114,000             2,320
Chiquita Brands International, Inc. (a)*               263,100             4,039
Reynolds American, Inc. (a)                            199,200            11,121
Tyson Foods, Inc., Class A                             381,100             5,678
Universal Corp.                                         37,300             1,926
                                                                 ---------------
                                                                          25,084
HEALTH CARE EQUIPMENT & SERVICES 8.1%
--------------------------------------------------------------------------------
Baxter International, Inc.                             282,400            19,375
Becton, Dickinson & Co. (a)                             77,400             6,572
Boston Scientific Corp. (a)*                           378,400             4,499
CIGNA Corp.                                             59,700             2,210
Humana, Inc. *                                         172,100             7,557
Magellan Health Services, Inc. (a)*                    237,500             9,916
                                                                 ---------------
                                                                          50,129
HOUSEHOLD & PERSONAL PRODUCTS 1.3%
--------------------------------------------------------------------------------
Alberto-Culver Co. (a)                                 197,400             5,296
Church & Dwight Co., Inc.                               52,400             2,875
                                                                 ---------------
                                                                           8,171
INSURANCE 4.9%
--------------------------------------------------------------------------------
American Financial Group, Inc.                          12,400               359
Arch Capital Group Ltd. *                                3,500               244
Harleysville Group, Inc.                                58,800             2,095
MetLife, Inc.                                          146,900             7,458
Prudential Financial, Inc. (a)                         152,100            10,490
W. R. Berkley Corp. (a)                                422,412             9,978
                                                                 ---------------
                                                                          30,624
MATERIALS 5.2%
--------------------------------------------------------------------------------
AK Steel Holding Corp. (a)                             162,100            10,293
Celanese Corp., Series A                               150,700             5,807
Chemtura Corp.                                         112,300               732
Owens-Illinois, Inc. *                                   4,500               190
Rockwood Holdings, Inc. *                               53,500             2,041

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Sonoco Products Co. (a)                                180,700             5,894
Terra Industries, Inc.                                   6,900               373
The Lubrizol Corp. (a)                                 133,200             6,633
                                                                 ---------------
                                                                          31,963
MEDIA 1.2%
--------------------------------------------------------------------------------
Regal Entertainment Group, Class A (a)                 101,100             1,683
The Walt Disney Co.                                     59,000             1,791
Viacom, Inc., Class B (a)*                             142,400             3,977
                                                                 ---------------
                                                                           7,451
PHARMACEUTICALS & BIOTECHNOLOGY 4.6%
--------------------------------------------------------------------------------
Cephalon, Inc. *                                        53,500             3,914
Forest Laboratories, Inc. *                             99,000             3,515
King Pharmaceuticals, Inc. (a)*                        734,600             8,455
Medicis Pharmaceutical Corp., Class A                   92,300             1,695
Pfizer, Inc.                                           230,600             4,305
The Medicines Co. *                                    134,200             2,981
Thermo Fisher Scientific, Inc. *                        57,600             3,486
Watson Pharmaceuticals, Inc. *                           7,300               211
                                                                 ---------------
                                                                          28,562
RETAILING 2.4%
--------------------------------------------------------------------------------
RadioShack Corp.                                       427,600             7,133
The Gap, Inc. (a)                                      486,800             7,847
                                                                 ---------------
                                                                          14,980
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.7%
--------------------------------------------------------------------------------
Amkor Technology, Inc. (a)*                            725,900             6,359
Atmel Corp. (a)*                                       483,600             1,707
MKS Instruments, Inc. *                                 41,700               859
Teradyne, Inc. (a)*                                    172,000             1,612
                                                                 ---------------
                                                                          10,537
SOFTWARE & SERVICES 7.3%
--------------------------------------------------------------------------------
BMC Software, Inc. (a)*                                517,500            17,020
Hewitt Associates, Inc., Class A (a)*                  261,700             9,644
Sybase, Inc. (a)*                                      401,300            13,488
Synopsys, Inc. (a)*                                    204,200             4,905
                                                                 ---------------
                                                                          45,057
TECHNOLOGY HARDWARE & EQUIPMENT 8.5%
--------------------------------------------------------------------------------
3Com Corp. *                                         1,871,300             3,518
Agilent Technologies, Inc. (a)*                         33,100             1,194
Brocade Communications Systems, Inc. (a)*              309,100             2,086
Cognex Corp.                                            15,800               298
Harmonic, Inc. *                                        80,800               630
Hewlett-Packard Co. (a)                                430,500            19,286
International Business Machines Corp. (a)              117,500            15,038
JDS Uniphase Corp. (a)*                                769,700             8,413
Plantronics, Inc.                                       50,900             1,239
Tellabs, Inc. *                                        131,000               673
                                                                 ---------------
                                                                          52,375
TELECOMMUNICATION SERVICES 4.1%
--------------------------------------------------------------------------------
CenturyTel, Inc.                                       523,300            19,462

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Sprint Nextel Corp.                                     18,600               151
Syniverse Holdings, Inc. (a)*                           93,300             1,512
Telephone & Data Systems, Inc. (a)                      94,300             3,998
                                                                 ---------------
                                                                          25,123
TRANSPORTATION 1.9%
--------------------------------------------------------------------------------
Arkansas Best Corp. (a)                                 99,700             3,703
Con-way, Inc. (a)                                      152,500             7,710
Union Pacific Corp.                                      4,200               346
Werner Enterprises, Inc.                                11,300               269
                                                                 ---------------
                                                                          12,028
UTILITIES 6.3%
--------------------------------------------------------------------------------
Edison International (a)                               161,900             7,827
ONEOK, Inc. (a)                                        378,500            17,214
Reliant Energy, Inc. (a)*                              778,200            14,093
                                                                 ---------------
                                                                          39,134
                                                                 ---------------
TOTAL COMMON STOCK
(COST $588,647)                                                          609,612
                                                                 ---------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 07/31/08, the tax basis cost of the fund's investments was $588,677 and the unrealized appreciation and depreciation were $79,033 and ($58,098), respectively, with a net unrealized appreciation of $20,935.

*    Non-income producing security.
(a)  All or a portion of this security is held as collateral for short sales.

SHORT SALES 37.8% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.6%
--------------------------------------------------------------------------------
Thor Industries, Inc.                                   55,400             1,087
WABCO Holdings, Inc.                                    51,700             2,335
                                                                 ---------------
                                                                           3,422
BANKS 0.8%
--------------------------------------------------------------------------------
City National Corp.                                     46,700             2,294
MB Financial, Inc.                                      14,900               369
TCF Financial Corp.                                    193,700             2,470
                                                                 ---------------
                                                                           5,133
CAPITAL GOODS 3.3%
--------------------------------------------------------------------------------
Aircastle Ltd.                                          74,900               820
Bucyrus International, Inc.                            105,000             7,351
Franklin Electric Co., Inc.                             54,000             2,242
Graco, Inc.                                             41,800             1,514
Spirit AeroSystems Holdings, Inc., Class A *           349,000             7,559

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Watsco, Inc.                                            24,900             1,242
                                                                 ---------------
                                                                          20,728

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

COMMERCIAL SERVICES & SUPPLIES 0.8%
--------------------------------------------------------------------------------
Huron Consulting Group, Inc. *                          18,300               954
Mine Safety Appliances Co.                              29,800               985
RSC Holdings, Inc. *                                   170,600             1,626
The Geo Group, Inc. *                                   55,500             1,334
                                                                 ---------------
                                                                           4,899
CONSUMER SERVICES 2.9%
--------------------------------------------------------------------------------
Las Vegas Sands Corp. *                                 43,000             1,957
Royal Caribbean Cruises Ltd.                            45,200             1,152
Scientific Games Corp., Class A *                      225,700             6,848
Sonic Corp. *                                          181,400             2,737
The Cheesecake Factory, Inc. *                         253,400             3,568
Vail Resorts, Inc. *                                    34,900             1,409
                                                                 ---------------
                                                                          17,671
ENERGY 1.7%
--------------------------------------------------------------------------------
BPZ Resources, Inc. *                                   82,000             1,480
CARBO Ceramics, Inc.                                    21,300             1,166
Continental Resources, Inc. *                          104,700             5,980
RPC, Inc.                                              113,700             1,955
                                                                 ---------------
                                                                          10,581
FOOD & STAPLES RETAILING 1.0%
--------------------------------------------------------------------------------
United Natural Foods, Inc. *                            83,800             1,611
Whole Foods Market, Inc.                               215,400             4,775
                                                                 ---------------
                                                                           6,386
HEALTH CARE EQUIPMENT & SERVICES 2.6%
--------------------------------------------------------------------------------
American Medical Systems Holdings, Inc. *              295,900             4,873
Emeritus Corp. *                                        29,000               489
Healthways, Inc. *                                      89,200             2,267
Integra LifeSciences Holdings *                         22,100             1,009
Masimo Corp. *                                           5,700               215
Psychiatric Solutions, Inc. *                           39,600             1,387
The Cooper Cos., Inc.                                  175,500             5,914
                                                                 ---------------
                                                                          16,154
MATERIALS 5.4%
--------------------------------------------------------------------------------
Coeur d'Alene Mines Corp. *                             96,640               279
International Flavors & Fragrances, Inc.                17,500               704
Kaiser Aluminum Corp.                                   30,100             1,588
Louisiana-Pacific Corp.                                380,100             3,216
Martin Marietta Materials, Inc.                         87,800             9,216
RTI International Metals, Inc. *                       229,400             6,253
Texas Industries, Inc.                                 141,600             7,321
Titanium Metals Corp.                                  253,100             2,850
Westlake Chemical Corp.                                121,300             2,124
                                                                 ---------------
                                                                          33,551
MEDIA 0.4%
--------------------------------------------------------------------------------
Lamar Advertising Co., Class A *                        60,200             2,286
National CineMedia, Inc.                                 8,900               114
                                                                 ---------------
                                                                           2,400

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
PHARMACEUTICALS & BIOTECHNOLOGY 3.1%
--------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc. *                          1,000                94
AMAG Pharmaceuticals, Inc. *                            20,900               857
Amylin Pharmaceuticals, Inc. *                         245,600             7,748
Auxilium Pharmaceuticals, Inc. *                       158,000             5,862
Cepheid, Inc. *                                        272,600             4,667
                                                                 ---------------
                                                                          19,228
RETAILING 1.2%
--------------------------------------------------------------------------------
Cabela's, Inc. *                                       273,600             3,179
PetSmart, Inc.                                          29,300               665
Sally Beauty Holdings, Inc. *                          144,700             1,071
Zumiez, Inc. *                                         181,100             2,673
                                                                 ---------------
                                                                           7,588
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
--------------------------------------------------------------------------------
Diodes, Inc. *                                          48,300             1,254
FormFactor, Inc. *                                      52,500               914
                                                                 ---------------
                                                                           2,168
SOFTWARE & SERVICES 4.7%
--------------------------------------------------------------------------------
ACI Worldwide, Inc. *                                  195,400             3,822
Blackbaud, Inc.                                        118,700             2,120
Commvault Systems, Inc. *                               63,500               967
Equinix, Inc. *                                        113,644             9,246
Quality Systems, Inc.                                  175,900             5,779
Syntel, Inc.                                            34,600             1,140
THQ, Inc. *                                            409,500             6,216
                                                                 ---------------
                                                                          29,290
TECHNOLOGY HARDWARE & EQUIPMENT 1.5%
--------------------------------------------------------------------------------
Daktronics, Inc.                                       408,600             7,293
Data Domain, Inc. *                                    104,900             2,262
                                                                 ---------------
                                                                           9,555
TELECOMMUNICATION SERVICES 0.2%
--------------------------------------------------------------------------------
Cbeyond, Inc. *                                         61,700             1,060

TRANSPORTATION 2.5%
--------------------------------------------------------------------------------
Eagle Bulk Shipping, Inc.                              158,800             4,612
Genco Shipping & Trading Ltd.                           64,100             4,370
Knight Transportation, Inc.                            335,100             6,340
                                                                 ---------------
                                                                          15,322
UTILITIES 4.7%
--------------------------------------------------------------------------------
Aqua America, Inc.                                     604,200             9,577
Equitable Resources, Inc.                              119,500             6,244
IDACORP, Inc.                                           93,600             2,790
ITC Holdings Corp.                                     204,900            10,679
                                                                 ---------------
                                                                          29,290
                                                                 ---------------
TOTAL SHORT SALES
(PROCEEDS $278,720)                                                      234,426
                                                                 ---------------

END OF SHORT SALE POSITIONS.

* Non-income producing security.

SCHWAB CAPITAL TRUST
SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    97.5%  COMMON STOCK                             2,938,567         2,901,660
     2.3%  SHORT-TERM INVESTMENTS                      69,128            69,128
--------------------------------------------------------------------------------
    99.8%  TOTAL INVESTMENTS                        3,007,695         2,970,788
     7.1%  COLLATERAL INVESTED FOR SECURITIES
           ON LOAN                                    210,177           210,177
   (6.9)%  OTHER ASSETS AND LIABILITIES, NET                           (205,813)
--------------------------------------------------------------------------------
   100.0%  TOTAL NET ASSETS                                           2,975,152

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COMMON STOCK 97.5% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.4%
--------------------------------------------------------------------------------
Ford Motor Co. (a)*                                    574,911             2,759
General Motors Corp. (a)                               148,652             1,646
Harley-Davidson, Inc. (a)                               60,725             2,298
Johnson Controls, Inc.                                 150,407             4,536
The Goodyear Tire & Rubber Co. *                        66,640             1,308
                                                                 ---------------
                                                                          12,547
BANKS 2.8%
--------------------------------------------------------------------------------
BB&T Corp. (a)                                         135,847             3,806
Comerica, Inc.                                          35,662             1,024
Fannie Mae (a)                                         271,117             3,118
Fifth Third Bancorp (a)                                135,410             1,892
First Horizon National Corp. (a)                        28,070               264
Freddie Mac (a)                                        162,520             1,328
Hudson City Bancorp, Inc.                              125,792             2,297
Huntington Bancshares, Inc. (a)                         86,485               607
KeyCorp (a)                                            122,943             1,297
M&T Bank Corp. (a)                                      19,546             1,376
Marshall & Ilsley Corp. (a)                             56,887               865
MGIC Investment Corp. (a)                               31,179               199
National City Corp. (a)                                138,170               653
PNC Financial Services Group, Inc.                      89,643             6,391
Regions Financial Corp. (a)                            170,842             1,619
Sovereign Bancorp, Inc. (a)                            102,961               980
SunTrust Banks, Inc.                                    88,280             3,625
U.S. Bancorp                                           450,348            13,785
Wachovia Corp. (a)                                     526,917             9,100
Washington Mutual, Inc. (a)                            387,671             2,066
Wells Fargo & Co. (a)                                  852,813            25,815
Zions Bancorp (a)                                       26,636               780
                                                                 ---------------
                                                                          82,887

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
CAPITAL GOODS 8.6%
--------------------------------------------------------------------------------
3M Co.                                                 185,978            13,091
Caterpillar, Inc.                                      165,170            11,483
Cooper Industries Ltd., Class A                         51,029             2,152
Cummins, Inc.                                           54,454             3,612
Danaher Corp.                                           66,368             5,286
Deere & Co.                                            116,098             8,145
Dover Corp.                                             52,647             2,613
Eaton Corp.                                             45,244             3,214
Emerson Electric Co.                                   207,567            10,108
Fluor Corp.                                             47,684             3,879
General Dynamics Corp.                                 106,528             9,496
General Electric Co.                                 2,601,725            73,603
Goodrich Corp.                                          32,678             1,606
Honeywell International, Inc.                          196,417             9,986
Illinois Tool Works, Inc. (a)                          105,641             4,949
Ingersoll-Rand Co., Ltd. Class A                        84,419             3,039
ITT Corp.                                               50,818             3,403
Jacobs Engineering Group, Inc. *                        32,100             2,482
L-3 Communications Holdings, Inc.                       32,788             3,236
Lockheed Martin Corp.                                   91,939             9,592
Masco Corp.                                             96,807             1,596
Northrop Grumman Corp.                                  89,934             6,061
PACCAR, Inc.                                            97,150             4,086
Pall Corp.                                              34,308             1,387
Parker Hannifin Corp.                                   46,330             2,858
Precision Castparts Corp.                               37,927             3,543
Raytheon Co.                                           113,449             6,459
Rockwell Automation, Inc.                               39,180             1,744
Rockwell Collins, Inc.                                  42,981             2,136
Terex Corp. *                                           28,035             1,327
Textron, Inc.                                           67,278             2,924
The Boeing Co.                                         200,131            12,230
The Manitowoc Co., Inc.                                 36,300               957
Tyco International Ltd.                                128,165             5,711
United Technologies Corp.                              257,436            16,471
W.W. Grainger, Inc.                                     20,028             1,793
                                                                 ---------------
                                                                         256,258
COMMERCIAL SERVICES & SUPPLIES 0.5%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                        100,914             1,221
Avery Dennison Corp. (a)                                22,219               978
Cintas                                                  33,285               947
Equifax, Inc.                                           34,741             1,219
Monster Worldwide, Inc. *                               32,101               569
Pitney Bowes, Inc. (a)                                  57,137             1,811
R.R. Donnelley & Sons Co.                               56,122             1,498
Robert Half International, Inc.                         38,869               983
Waste Management, Inc. (a)                             130,975             4,655
                                                                 ---------------
                                                                          13,881
CONSUMER DURABLES & APPAREL 1.0%
--------------------------------------------------------------------------------
Centex Corp.                                            32,437               476
Coach, Inc. *                                           93,112             2,375
D.R. Horton, Inc. (a)                                   71,790               798
Eastman Kodak Co. (a)                                   81,352             1,191
Fortune Brands, Inc.                                    41,630             2,386

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Harman International Industries, Inc.                   14,956               616
Hasbro, Inc. (a)                                        45,412             1,758
Jones Apparel Group, Inc.                               24,819               416
KB HOME (a)                                             19,935               351
Leggett & Platt, Inc. (a)                               44,891               875
Lennar Corp., Class A (a)                               36,936               447
Liz Claiborne, Inc.                                     25,123               328
Mattel, Inc.                                            90,502             1,815
Newell Rubbermaid, Inc.                                 73,279             1,211
NIKE, Inc., Class B                                    102,220             5,998
Polo Ralph Lauren Corp.                                 16,026               948
Pulte Homes, Inc.                                       57,364               701
Snap-on, Inc.                                           20,478             1,153
The Black & Decker Corp. (a)                            17,554             1,054
The Stanley Works                                       20,845               927
VF Corp.                                                23,084             1,652
Whirlpool Corp. (a)                                     19,942             1,510
                                                                 ---------------
                                                                          28,986
CONSUMER SERVICES 1.4%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                           35,235             2,195
Carnival Corp.                                         110,724             4,090
Darden Restaurants, Inc.                                38,168             1,243
H&R Block, Inc.                                         80,911             1,969
International Game Technology                           79,535             1,727
Marriott International, Inc., Class A (a)               78,260             2,028
McDonald's Corp.                                       302,197            18,068
Starbucks Corp. *                                      187,632             2,756
Starwood Hotels & Resorts Worldwide, Inc.               53,595             1,838
Wendy's International, Inc.                             26,111               599
Wyndham Worldwide Corp. (a)                             48,261               866
YUM! Brands, Inc.                                      129,259             4,630
                                                                 ---------------
                                                                          42,009
DIVERSIFIED FINANCIALS 7.4%
--------------------------------------------------------------------------------
American Capital Ltd. (a)                               50,161             1,019
American Express Co. (a)                               295,797            10,980
Ameriprise Financial, Inc.                              61,347             2,607
Bank of America Corp. (a)                            1,180,531            38,839
Bank of New York Mellon Corp.                          292,370            10,379
Capital One Financial Corp. (a)                         95,035             3,978
CIT Group, Inc. (a)                                     44,414               377
Citigroup, Inc. (a)                                  1,422,261            26,582
CME Group, Inc.                                         14,123             5,086
Discover Financial Services (a)                        122,779             1,799
E*TRADE Financial Corp. (a)*                            97,295               294
Federated Investors, Inc., Class B                      27,495               904
Franklin Resources, Inc.                                41,889             4,214
IntercontinentalExchange, Inc. *                        18,358             1,832
Janus Capital Group, Inc.                               50,444             1,530
JPMorgan Chase & Co.                                   903,635            36,715
Legg Mason, Inc.                                        32,708             1,320
Lehman Brothers Holdings, Inc.                         182,046             3,157
Leucadia National Corp.                                 46,051             2,062
Merrill Lynch & Co., Inc. (a)                          349,486             9,314
Moody's Corp. (a)                                       53,338             1,857
Morgan Stanley                                         281,066            11,096

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Northern Trust Corp.                                    50,184             3,923
NYSE Euronext                                           69,600             3,288
SLM Corp. (a)*                                         115,796             1,984
State Street Corp.                                     108,898             7,801
T. Rowe Price Group, Inc. (a)                           67,153             4,019
The Charles Schwab Corp. (c)                           246,345             5,639
The Goldman Sachs Group, Inc.                          101,206            18,626
                                                                 ---------------
                                                                         221,221
ENERGY 13.5%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                               120,127             6,957
Apache Corp.                                            85,539             9,595
Baker Hughes, Inc.                                      78,906             6,542
BJ Services Co.                                         75,984             2,234
Cabot Oil & Gas Corp.                                   24,300             1,069
Cameron International Corp. (a)*                        57,000             2,722
Chesapeake Energy Corp.                                119,166             5,976
Chevron Corp.                                          540,403            45,696
ConocoPhillips                                         403,020            32,895
CONSOL Energy, Inc.                                     46,518             3,460
Devon Energy Corp.                                     114,945            10,907
El Paso Corp.                                          178,740             3,205
ENSCO International, Inc.                               38,093             2,634
EOG Resources, Inc.                                     62,965             6,330
Exxon Mobil Corp.                                    1,377,911           110,825
Halliburton Co. (a)                                    229,440            10,284
Hess Corp. (a)                                          71,318             7,232
Marathon Oil Corp.                                     180,770             8,943
Massey Energy Co. (a)                                   20,300             1,507
Murphy Oil Corp.                                        48,765             3,888
Nabors Industries Ltd. *                                71,694             2,614
National-Oilwell Varco, Inc. *                         106,514             8,375
Noble Corp.                                             69,033             3,581
Noble Energy                                            44,284             3,271
Occidental Petroleum Corp.                             213,626            16,840
Peabody Energy Corp.                                    69,464             4,699
Range Resources Corp.                                   37,200             1,806
Rowan Cos., Inc.                                        28,822             1,147
Schlumberger Ltd.                                      311,780            31,677
Smith International, Inc.                               51,532             3,833
Southwestern Energy Co. *                               81,700             2,967
Spectra Energy Corp.                                   161,307             4,383
Sunoco, Inc.                                            30,690             1,246
Tesoro Corp. (a)                                        32,107               496
The Williams Cos., Inc.                                150,096             4,811
Transocean, Inc. (a)*                                   82,209            11,183
Valero Energy Corp.                                    140,055             4,679
Weatherford International Ltd. *                       170,920             6,449
XTO Energy, Inc.                                       132,253             6,246
                                                                 ---------------
                                                                         403,204
FOOD & STAPLES RETAILING 2.7%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                 113,051             7,086
CVS Caremark Corp.                                     375,488            13,705
Safeway, Inc.                                          116,071             3,102
SUPERVALU, Inc.                                         56,710             1,453
Sysco Corp.                                            158,862             4,506
The Kroger Co.                                         176,211             4,983
Wal-Mart Stores, Inc.                                  610,019            35,759
Walgreen Co.                                           262,412             9,011

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Whole Foods Market, Inc. (a)                            28,416               630
                                                                 ---------------
                                                                          80,235
FOOD, BEVERAGE & TOBACCO 5.7%
--------------------------------------------------------------------------------
Altria Group, Inc.                                     551,902            11,231
Anheuser-Busch Cos., Inc.                              188,045            12,742
Archer-Daniels-Midland Co.                             165,438             4,737
Brown-Forman Corp., Class B                             18,096             1,302
Campbell Soup Co.                                       56,098             2,041
Coca-Cola Enterprises, Inc.                             83,195             1,409
ConAgra Foods, Inc.                                    129,694             2,812
Constellation Brands, Inc., Class A *                   50,650             1,090
Dean Foods Co. *                                        30,170               643
General Mills, Inc.                                     89,637             5,772
H.J. Heinz Co.                                          86,392             4,352
Kellogg Co.                                             68,649             3,643
Kraft Foods, Inc., Class A (a)                         391,339            12,452
Lorillard, Inc. *                                       44,171             2,964
McCormick & Co., Inc.                                   30,929             1,240
Molson Coors Brewing Co., Class B                       42,880             2,314
PepsiCo, Inc.                                          419,466            27,920
Philip Morris International, Inc.                      558,102            28,826
Reynolds American, Inc.                                 47,234             2,637
Sara Lee Corp.                                         201,812             2,757
The Coca-Cola Co.                                      523,246            26,947
The Hershey Co. (a)                                     42,436             1,560
The Pepsi Bottling Group, Inc. (a)                      39,152             1,090
Tyson Foods, Inc., Class A                              81,988             1,222
UST, Inc.                                               40,285             2,119
Wm. Wrigley Jr. Co.                                     55,197             4,358
                                                                 ---------------
                                                                         170,180
HEALTH CARE EQUIPMENT & SERVICES 4.2%
--------------------------------------------------------------------------------
Aetna, Inc.                                            130,828             5,365
AmerisourceBergen Corp.                                 48,591             2,035
Baxter International, Inc.                             167,828            11,515
Becton, Dickinson & Co.                                 64,396             5,468
Boston Scientific Corp. *                              344,923             4,101
C.R. Bard, Inc. (a)                                     26,161             2,429
Cardinal Health, Inc.                                   94,428             5,074
CIGNA Corp.                                             77,598             2,873
Coventry Health Care, Inc. *                            40,638             1,437
Covidien Ltd.                                          131,866             6,493
Express Scripts, Inc. (a)*                              71,022             5,010
Hospira, Inc. *                                         36,224             1,382
Humana, Inc. *                                          44,614             1,959
IMS Health, Inc.                                        48,636             1,017
Intuitive Surgical, Inc. *                              10,500             3,269
Laboratory Corp. of America Holdings *                  28,847             1,949
McKesson Corp.                                          75,960             4,253
Medco Health Solutions, Inc. *                         144,862             7,182
Medtronic, Inc.                                        296,043            15,640
Patterson Cos., Inc. *                                  34,503             1,078
Quest Diagnostics, Inc.                                 43,088             2,291
St. Jude Medical, Inc. *                                91,208             4,248
Stryker Corp.                                           70,666             4,536

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Tenet Healthcare Corp. *                               120,290               696
UnitedHealth Group, Inc.                               325,117             9,129
Varian Medical Systems, Inc. (a)*                       33,106             1,986
WellPoint, Inc. *                                      151,906             7,967
Zimmer Holdings, Inc. *                                 61,504             4,238
                                                                 ---------------
                                                                         124,620
HOUSEHOLD & PERSONAL PRODUCTS 2.6%
--------------------------------------------------------------------------------
Avon Products, Inc.                                    106,650             4,522
Colgate-Palmolive Co.                                  134,720            10,006
Kimberly-Clark Corp.                                   106,818             6,177
The Clorox Co.                                          38,435             2,095
The Estee Lauder Cos., Inc., Class A                    28,826             1,271
The Procter & Gamble Co.                               797,841            52,242
                                                                 ---------------
                                                                          76,313
INSURANCE 3.4%
--------------------------------------------------------------------------------
Aflac, Inc.                                            126,270             7,022
American International Group, Inc.                     702,455            18,299
Aon Corp.                                               87,685             4,016
Assurant, Inc.                                          24,346             1,464
Cincinnati Financial Corp.                              41,680             1,160
Genworth Financial, Inc., Class A                      113,826             1,818
Lincoln National Corp.                                  76,189             3,634
Loews Corp.                                             82,584             3,680
Marsh & McLennan Cos., Inc.                            137,695             3,890
MBIA, Inc. (a)                                          49,189               292
MetLife, Inc. (a)                                      187,592             9,524
Principal Financial Group, Inc.                         68,911             2,929
Prudential Financial, Inc. (a)                         118,250             8,156
SAFECO Corp.                                            26,183             1,732
The Allstate Corp.                                     147,318             6,809
The Chubb Corp.                                        103,453             4,970
The Hartford Financial Services Group, Inc.             82,833             5,251
The Progressive Corp.                                  177,592             3,596
The Travelers Cos., Inc.                               170,803             7,536
Torchmark Corp.                                         24,160             1,402
Unum Group                                              92,450             2,234
XL Capital Ltd., Class A (a)                            47,300               846
                                                                 ---------------
                                                                         100,260
MATERIALS 3.7%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                          56,647             5,393
AK Steel Holding Corp.                                  21,200             1,346
Alcoa, Inc.                                            220,895             7,455
Allegheny Technologies, Inc.                            25,642             1,213
Ashland, Inc.                                           16,981               709
Ball Corp.                                              26,947             1,201
Bemis Co., Inc.                                         25,685               723
E.I. du Pont de Nemours & Co.                          236,575            10,364
Eastman Chemical Co.                                    25,367             1,521
Ecolab, Inc.                                            44,433             1,986
Freeport-McMoRan Copper & Gold, Inc.                    99,152             9,593
Hercules, Inc.                                          35,016               702
International Flavors & Fragrances, Inc.                18,976               763

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
International Paper Co. (a)                            112,135             3,109
MeadWestvaco Corp.                                      45,330             1,215
Monsanto Co.                                           144,270            17,184
Newmont Mining Corp.                                   119,136             5,714
Nucor Corp.                                             83,596             4,783
Pactiv Corp. *                                          37,448               903
PPG Industries, Inc. (a)                                43,437             2,634
Praxair, Inc.                                           83,349             7,812
Rohm & Haas Co.                                         33,484             2,511
Sealed Air Corp.                                        42,046               913
Sigma-Aldrich Corp.                                     34,128             2,073
The Dow Chemical Co.                                   248,017             8,262
Titanium Metals Corp. (a)                               20,400               230
United States Steel Corp.                               30,765             4,934
Vulcan Materials Co. (a)                                26,267             1,686
Weyerhaeuser Co.                                        54,292             2,903
                                                                 ---------------
                                                                         109,835
MEDIA 2.6%
--------------------------------------------------------------------------------
CBS Corp., Class B                                     188,781             3,088
Comcast Corp., Class A                                 785,952            16,206
Gannett Co., Inc. (a)                                   60,175             1,090
Meredith Corp.                                          14,758               377
News Corp., Class A                                    599,910             8,477
Omnicom Group, Inc.                                     86,105             3,676
Scripps Networks Interactive, Class A (a)*              21,568               874
The DIRECTV Group, Inc. *                              185,442             5,011
The E.W. Scripps Co., Class A                            7,189                50
The Interpublic Group of Cos., Inc. *                  123,746             1,088
The McGraw-Hill Cos., Inc.                              82,956             3,374
The New York Times Co., Class A (a)                     28,747               362
The Walt Disney Co.                                    495,454            15,037
The Washington Post Co., Class B                         1,275               788
Time Warner, Inc.                                      937,414            13,424
Viacom, Inc., Class B *                                171,806             4,799
                                                                 ---------------
                                                                          77,721
PHARMACEUTICALS & BIOTECHNOLOGY 8.2%
--------------------------------------------------------------------------------
Abbott Laboratories                                    399,241            22,493
Allergan, Inc.                                          77,536             4,027
Amgen, Inc. *                                          280,891            17,592
Applied Biosystems, Inc.                                48,003             1,773
Barr Pharmaceuticals, Inc. *                            25,299             1,669
Biogen Idec, Inc. *                                     77,275             5,391
Bristol-Myers Squibb Co.                               517,911            10,938
Celgene Corp. *                                        113,913             8,599
Eli Lilly & Co.                                        259,243            12,213
Forest Laboratories, Inc. *                             82,991             2,947
Genzyme Corp. *                                         71,716             5,497
Gilead Sciences, Inc. *                                240,321            12,973
Johnson & Johnson                                      735,517            50,361
King Pharmaceuticals, Inc. *                            71,346               821
Merck & Co., Inc.                                      563,086            18,526
Millipore Corp. *                                       10,552               742
Mylan, Inc. (a)*                                        73,802               957
PerkinElmer, Inc.                                       31,080               904

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Pfizer, Inc.                                         1,772,386            33,091
Schering-Plough Corp.                                  424,575             8,950
Thermo Fisher Scientific, Inc. *                       111,042             6,720
Waters Corp. *                                          26,184             1,779
Watson Pharmaceuticals, Inc. *                          27,435               793
Wyeth                                                  351,282            14,234
                                                                 ---------------
                                                                         243,990
REAL ESTATE 1.1%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A          28,205               964
AvalonBay Communities, Inc. (a)                         19,770             1,971
Boston Properties, Inc.                                 29,446             2,832
CB Richard Ellis Group, Inc., Class A (a)*              43,840               616
Developers Diversified Realty Corp.                     34,251             1,095
Equity Residential                                      66,230             2,859
General Growth Properties, Inc. (a)                     59,676             1,636
HCP, Inc.                                               59,900             2,161
Host Hotels & Resorts, Inc.                            123,404             1,618
Kimco Realty Corp. (a)                                  59,659             2,105
Plum Creek Timber Co., Inc.                             43,127             2,101
ProLogis (a)                                            63,340             3,096
Public Storage                                          29,953             2,453
Simon Property Group, Inc.                              56,263             5,212
Vornado Realty Trust                                    33,095             3,146
                                                                 ---------------
                                                                          33,865
RETAILING 2.5%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                        21,945             1,212
Amazon.com, Inc. (a)*                                   76,602             5,848
AutoNation, Inc. (a)*                                   34,077               352
AutoZone, Inc. *                                        12,561             1,637
Bed, Bath & Beyond, Inc. (a)*                           58,004             1,614
Best Buy Co., Inc.                                      88,936             3,532
Big Lots, Inc. (a)*                                     29,058               885
Dillard's, Inc., Class A (a)                            15,101               153
Expedia, Inc. *                                         56,726             1,110
Family Dollar Stores, Inc.                              35,738               833
GameStop Corp., Class A *                               39,100             1,584
Genuine Parts Co.                                       40,885             1,640
IAC/InterActiveCorp. *                                  51,967               907
J.C. Penney Co., Inc.                                   52,937             1,632
Kohl's Corp. (a)*                                       75,729             3,174
Limited Brands, Inc.                                    79,980             1,319
Lowe's Cos., Inc. (a)                                  378,888             7,699
Macy's, Inc.                                           123,174             2,317
Nordstrom, Inc.                                         53,114             1,526
Office Depot, Inc. *                                    62,244               423
RadioShack Corp.                                        35,079               585
Sears Holdings Corp. (a)*                               20,224             1,638
Staples, Inc.                                          176,447             3,970
Target Corp. (a)                                       205,589             9,299
The Gap, Inc. (a)                                      129,339             2,085
The Home Depot, Inc. (a)                               443,412            10,566
The Sherwin-Williams Co.                                26,385             1,405
The TJX Cos., Inc. (a)                                 109,164             3,680

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Tiffany & Co.                                           32,620             1,233
                                                                 ---------------
                                                                          73,858
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.4%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. (a)*                      124,328               523
Altera Corp.                                            84,616             1,857
Analog Devices, Inc.                                    83,132             2,536
Applied Materials, Inc.                                354,373             6,138
Broadcom Corp., Class A *                              122,649             2,979
Intel Corp.                                          1,503,989            33,373
KLA-Tencor Corp.                                        48,214             1,812
Linear Technology Corp. (a)                             66,330             2,060
LSI Corp. (a)*                                         171,738             1,192
MEMC Electronic Materials, Inc. *                       60,027             2,774
Microchip Technology, Inc. (a)                          51,223             1,636
Micron Technology, Inc. *                              176,762               854
National Semiconductor Corp.                            71,845             1,505
Novellus Systems, Inc. (a)*                             34,762               708
NVIDIA Corp. *                                         143,582             1,643
Teradyne, Inc. *                                        54,766               513
Texas Instruments, Inc.                                353,434             8,617
Xilinx, Inc.                                            85,795             2,130
                                                                 ---------------
                                                                          72,850
SOFTWARE & SERVICES 6.1%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                  149,054             6,163
Affiliated Computer Services, Inc., Class A *           25,436             1,226
Akamai Technologies, Inc. *                             38,941               909
Autodesk, Inc. *                                        63,235             2,017
Automatic Data Processing, Inc.                        136,833             5,844
BMC Software, Inc. *                                    58,638             1,929
CA, Inc.                                               106,030             2,530
Citrix Systems, Inc. *                                  46,463             1,238
Cognizant Technology Solutions Corp.,
   Class A (a)*                                         66,748             1,874
Computer Sciences Corp. *                               43,559             2,063
Compuware Corp. *                                       87,868               966
Convergys Corp. *                                       42,335               538
eBay, Inc. *                                           293,623             7,390
Electronic Arts, Inc. *                                 83,391             3,601
Electronic Data Systems Corp.                          139,273             3,455
Fidelity National Information Services, Inc.            36,684               695
Fiserv, Inc. *                                          44,455             2,126
Google, Inc., Class A *                                 61,200            28,993
Intuit, Inc. *                                          85,909             2,348
MasterCard, Inc., Class A                               19,200             4,688
Microsoft Corp.                                      2,099,893            54,009
Novell, Inc. *                                          93,560               521
Oracle Corp. *                                       1,035,526            22,295
Paychex, Inc.                                           85,235             2,806
Symantec Corp. *                                       223,779             4,715
Total System Services, Inc.                             52,300             1,024
Unisys Corp. *                                          92,693               342
VeriSign, Inc. *                                        55,225             1,797
Western Union Co.                                      196,479             5,431
Yahoo!, Inc. *                                         363,964             7,239
                                                                 ---------------
                                                                         180,772

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
TECHNOLOGY HARDWARE & EQUIPMENT 7.8%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                            99,035             3,571
Apple, Inc. *                                          231,605            36,814
Ciena Corp. (a)*                                        23,905               494
Cisco Systems, Inc. *                                1,547,030            34,019
Corning, Inc.                                          412,233             8,249
Dell, Inc. *                                           563,596            13,848
EMC Corp. *                                            539,136             8,092
Hewlett-Packard Co.                                    647,615            29,013
International Business Machines Corp.                  359,873            46,057
Jabil Circuit, Inc.                                     55,940               910
JDS Uniphase Corp. (a)*                                 60,010               656
Juniper Networks, Inc. *                               138,565             3,607
Lexmark International, Inc., Class A (a)*               26,417               927
Molex, Inc.                                             36,743               901
Motorola, Inc.                                         568,207             4,909
NetApp, Inc. *                                          94,381             2,411
QLogic Corp. *                                          48,761               919
QUALCOMM, Inc.                                         422,427            23,377
SanDisk Corp. (a)*                                      61,239               863
Sun Microsystems, Inc. *                               214,806             2,283
Tellabs, Inc. *                                        109,499               563
Teradata Corp. *                                        46,647             1,093
Tyco Electronics Ltd.                                  127,466             4,224
Xerox Corp.                                            241,422             3,293
                                                                 ---------------
                                                                         231,093
TELECOMMUNICATION SERVICES 3.1%
--------------------------------------------------------------------------------
American Tower Corp., Class A *                        101,800             4,266
AT&T, Inc.                                           1,558,065            48,004
CenturyTel, Inc.                                        31,276             1,163
Embarq Corp.                                            39,789             1,821
Frontier Communications Corp.                           94,497             1,092
Qwest Communications International, Inc. (a)           407,599             1,561
Sprint Nextel Corp.                                    746,332             6,075
Verizon Communications, Inc.                           747,670            25,451
Windstream Corp.                                       120,462             1,436
                                                                 ---------------
                                                                          90,869
TRANSPORTATION 2.2%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                      83,471             8,692
C.H. Robinson Worldwide, Inc.                           44,195             2,130
CSX Corp.                                              106,591             7,204
Expeditors International of Washington, Inc.            51,400             1,825
FedEx Corp.                                             82,179             6,479
Norfolk Southern Corp.                                 100,268             7,211
Ryder System, Inc. (a)                                  17,409             1,148
Southwest Airlines Co.                                 201,000             3,134
Union Pacific Corp.                                    138,534            11,421
United Parcel Service, Inc., Class B                   265,838            16,769
                                                                 ---------------
                                                                          66,013

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
UTILITIES 3.6%
--------------------------------------------------------------------------------
Allegheny Energy, Inc.                                  40,995             1,984
Ameren Corp.                                            50,090             2,058
American Electric Power Co., Inc.                      104,447             4,126
CenterPoint Energy, Inc.                                84,982             1,340
CMS Energy Corp. (a)                                    64,013               864
Consolidated Edison, Inc. (a)                           69,596             2,763
Constellation Energy Group, Inc.                        45,174             3,757
Dominion Resources, Inc.                               145,948             6,448
DTE Energy Co.                                          42,898             1,758
Duke Energy Corp.                                      326,473             5,739
Dynegy, Inc., Class A *                                123,196               829
Edison International                                    85,226             4,120
Entergy Corp.                                           50,530             5,403
Exelon Corp.                                           171,454            13,480
FirstEnergy Corp.                                       77,934             5,732
FPL Group, Inc.                                        106,788             6,891
Integrys Energy Group, Inc.                             20,003             1,021
Nicor, Inc. (a)                                         12,326               491
NiSource, Inc.                                          74,133             1,266
Pepco Holdings, Inc.                                    53,400             1,332
PG&E Corp.                                              92,650             3,570
Pinnacle West Capital Corp.                             27,516               924
PPL Corp.                                               96,428             4,528
Progress Energy, Inc.                                   67,245             2,845
Public Service Enterprise Group, Inc.                  128,596             5,375
Questar Corp.                                           44,691             2,363
Sempra Energy                                           69,392             3,897
Southern Co.                                           198,616             7,029
TECO Energy, Inc.                                       64,115             1,189
The AES Corp. *                                        174,339             2,814
Xcel Energy, Inc.                                      112,487             2,257
                                                                 ---------------
                                                                         108,193
                                                                 ---------------
TOTAL COMMON STOCK (COST $2,938,567)                                   2,901,660
                                                                 ---------------

SECURITY                                         FACE AMOUNT          VALUE
         RATE, MATURITY DATE                     ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENTS 2.3% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 2.1%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit
   1.86%, 08/01/08                                      62,583            62,583

U.S. TREASURY OBLIGATIONS 0.2%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   1.04%, 09/18/08 (b)                                     600               599
   1.12%, 09/18/08 (b)                                     400               416
   1.32%, 09/18/08 (b)                                     300               297
   1.73%, 09/18/08 (b)                                     150               109
   1.82%, 09/18/08 (b)                                      10                10

SECURITY                                         FACE AMOUNT          VALUE
         RATE, MATURITY DATE                     ($ X 1,000)       ($ X 1,000)
   1.89%, 09/18/08 (b)                                   5,100             5,114
                                                                 ---------------
                                                                           6,545
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENT (COST $69,128)                                69,128
                                                                 ---------------

END OF INVESTMENTS.

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN
   7.1% OF NET ASSETS

Securities Lending Investment Fund, a series
   of the Brown Brothers Investment Trust          210,177,150           210,177

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

(All dollar amounts x 1,000)

At 07/31/08, the tax basis cost of the fund's investments was $3,019,184 and the unrealized appreciation and depreciation were $370,780 and ($419,176), respectively, with a net unrealized depreciation of ($48,396).

*    Non-income producing security.

(a)  All or a portion of this security is on loan.

(b) All or a portion of this security is held as collateral for open futures contracts.

(c)  Issuer is affiliated with the fund's adviser.

In addition to the above, the fund held the following at 07/31/08. All numbers are x 1,000 except number of futures contracts.

                              NUMBER OF          CONTRACT          UNREALIZED
                              CONTRACTS           VALUE             (LOSSES)
FUTURES CONTRACT
-------------------------------------------------------------------------------
S & P 500 Index, e-mini,
   Long expires 09/19/08               970            61,454              (712)

SCHWAB CAPITAL TRUST
SCHWAB PREMIER EQUITY FUND(R)

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    98.6%  COMMON STOCK                               978,213         1,027,944
     1.1%  SHORT-TERM INVESTMENTS                      11,228            11,228
--------------------------------------------------------------------------------
    99.7%  TOTAL INVESTMENTS                          989,441         1,039,172
     9.7%  COLLATERAL INVESTED FOR SECURITIES
           ON LOAN                                    100,395           100,395
   (9.4)%  OTHER ASSETS AND LIABILITIES, NET                            (97,461)
--------------------------------------------------------------------------------
   100.0%  TOTAL NET ASSETS                                           1,042,106

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COMMON STOCK 98.6% OF NET ASSETS

BANKS 1.9%
--------------------------------------------------------------------------------
KeyCorp (a)                                            700,000             7,385
Washington Mutual, Inc. (a)                            900,000             4,797
Webster Financial Corp. (a)                            400,000             7,944
                                                                 ---------------
                                                                          20,126
CAPITAL GOODS 9.6%
--------------------------------------------------------------------------------
AGCO Corp. *                                           200,000            11,970
Dover Corp.                                            150,000             7,445
KBR, Inc.                                              325,000             9,262
L-3 Communications Holdings, Inc.                      130,000            12,830
Lockheed Martin Corp.                                  115,000            11,998
Northrop Grumman Corp.                                 175,000            11,793
Raytheon Co.                                           225,000            12,809
The Boeing Co.                                         160,000             9,778
Tyco International Ltd.                                275,000            12,254
                                                                 ---------------
                                                                         100,139
COMMERCIAL SERVICES & SUPPLIES 3.2%
--------------------------------------------------------------------------------
Covanta Holding Corp. *                                350,000             9,849
Stericycle, Inc. *                                     165,000             9,859
Waste Management, Inc.                                 375,000            13,327
                                                                 ---------------
                                                                          33,035
CONSUMER DURABLES & APPAREL 2.4%
--------------------------------------------------------------------------------
NIKE, Inc., Class B                                    150,000             8,802
Pulte Homes, Inc. (a)                                  750,000             9,158
The Warnaco Group, Inc. (a)*                           175,000             7,341
                                                                 ---------------
                                                                          25,301
CONSUMER SERVICES 1.3%
--------------------------------------------------------------------------------
McDonald's Corp.                                       225,000            13,453

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
DIVERSIFIED FINANCIALS 4.6%
--------------------------------------------------------------------------------
Bank of America Corp.                                  375,000            12,337
JPMorgan Chase & Co.                                   335,000            13,611
Northern Trust Corp.                                   175,000            13,680
Raymond James Financial, Inc. (a)                      300,000             8,670
                                                                 ---------------
                                                                          48,298
ENERGY 13.7%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                               100,000             5,791
Chevron Corp.                                          150,000            12,684
ConocoPhillips                                         150,000            12,243
Devon Energy Corp.                                     125,000            11,861
Exxon Mobil Corp.                                      165,000            13,271
FMC Technologies, Inc. *                               125,000             7,723
Holly Corp. (a)                                        250,000             7,145
National-Oilwell Varco, Inc. *                         125,000             9,829
Noble Energy                                           150,000            11,080
Occidental Petroleum Corp.                             170,000            13,401
Oil States International, Inc. *                       225,000            12,348
The Williams Cos., Inc.                                200,000             6,410
Tidewater, Inc. (a)                                    225,000            13,486
W&T Offshore, Inc. (a)                                 125,000             5,533
                                                                 ---------------
                                                                         142,805
FOOD & STAPLES RETAILING 2.1%
--------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. (a)*                         325,000            12,197
The Kroger Co.                                         350,000             9,898
                                                                 ---------------
                                                                          22,095
FOOD, BEVERAGE & TOBACCO 4.3%
--------------------------------------------------------------------------------
Altria Group, Inc.                                     400,000             8,140
General Mills, Inc.                                    225,000            14,487
Molson Coors Brewing Co., Class B                      175,000             9,445
The Coca-Cola Co.                                      250,000            12,875
                                                                 ---------------
                                                                          44,947
HEALTH CARE EQUIPMENT & SERVICES 8.0%
--------------------------------------------------------------------------------
Aetna, Inc.                                            275,000            11,278
Baxter International, Inc.                             200,000            13,722
Becton, Dickinson & Co.                                140,000            11,887
CIGNA Corp.                                            325,000            12,031
Express Scripts, Inc. *                                175,000            12,344
Omnicare, Inc. (a)                                     425,000            12,512
Varian Medical Systems, Inc. *                         150,000             9,000
                                                                 ---------------
                                                                          82,774
HOUSEHOLD & PERSONAL PRODUCTS 2.4%
--------------------------------------------------------------------------------
Church & Dwight Co., Inc. (a)                          210,000            11,523
The Procter & Gamble Co.                               200,000            13,096
                                                                 ---------------
                                                                          24,619
INSURANCE 5.5%
--------------------------------------------------------------------------------
ACE Ltd.                                               150,000             7,605
MetLife, Inc.                                          250,000            12,693
Prudential Financial, Inc.                             188,300            12,987
The Chubb Corp.                                        300,000            14,412

SCHWAB PREMIER EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
The Travelers Cos., Inc.                               225,000             9,927
                                                                 ---------------
                                                                          57,624
MATERIALS 5.4%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                          75,000             7,141
Ashland, Inc.                                          250,000            10,442
Calgon Carbon Corp. (a)*                               225,000             4,275
Chemtura Corp.                                         950,000             6,194
Owens-Illinois, Inc. *                                 225,000             9,504
Reliance Steel & Aluminum Co.                          150,000             9,474
Sigma-Aldrich Corp.                                    150,000             9,111
                                                                 ---------------
                                                                          56,141
MEDIA 2.0%
--------------------------------------------------------------------------------
The Walt Disney Co.                                    400,000            12,140
Viacom, Inc., Class B *                                300,000             8,379
                                                                 ---------------
                                                                          20,519
PHARMACEUTICALS & BIOTECHNOLOGY 6.7%
--------------------------------------------------------------------------------
Biogen Idec, Inc. *                                    140,000             9,767
Forest Laboratories, Inc. *                            344,900            12,247
Invitrogen Corp. (a)*                                  200,000             8,870
King Pharmaceuticals, Inc. *                           450,000             5,180
Medicis Pharmaceutical Corp., Class A (a)              200,000             3,672
The Medicines Co. *                                    525,000            11,660
Thermo Fisher Scientific, Inc. *                       225,000            13,617
Warner Chilcott Ltd., Class A (a)*                     300,000             5,073
                                                                 ---------------
                                                                          70,086
RETAILING 2.4%
--------------------------------------------------------------------------------
Expedia, Inc. *                                        300,000             5,871
Macy's, Inc.                                           500,000             9,405
The Gap, Inc.                                          600,000             9,672
                                                                 ---------------
                                                                          24,948
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.8%
--------------------------------------------------------------------------------
Analog Devices, Inc.                                   300,000             9,153
Intel Corp.                                            550,000            12,204
MEMC Electronic Materials, Inc. *                      175,000             8,087
                                                                 ---------------
                                                                          29,444
SOFTWARE & SERVICES 6.9%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                  200,000             8,270
BMC Software, Inc. *                                   375,000            12,334
MasterCard, Inc., Class A (a)                           35,000             8,545
Sybase, Inc. *                                         425,000            14,284
Symantec Corp. *                                       700,000            14,749
Synopsys, Inc. *                                       575,000            13,812
                                                                 ---------------
                                                                          71,994
TECHNOLOGY HARDWARE & EQUIPMENT 6.9%
--------------------------------------------------------------------------------
Avocent Corp. *                                        300,000             7,134
Hewlett-Packard Co.                                    320,000            14,336
International Business Machines Corp.                  110,000            14,078
Jabil Circuit, Inc.                                    400,000             6,504
JDS Uniphase Corp. (a)*                                800,000             8,744
NCR Corp. *                                            450,000            12,087

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
QLogic Corp. *                                         500,000             9,420
                                                                 ---------------
                                                                          72,303
TELECOMMUNICATION SERVICES 2.3%
--------------------------------------------------------------------------------
CenturyTel, Inc.                                       375,000            13,946
Telephone & Data Systems, Inc.                         225,000             9,540
                                                                 ---------------
                                                                          23,486
TRANSPORTATION 1.9%
--------------------------------------------------------------------------------
AMR Corp. (a)*                                       1,250,000            11,288
Union Pacific Corp.                                    100,000             8,244
                                                                 ---------------
                                                                          19,532
UTILITIES 2.3%
--------------------------------------------------------------------------------
Edison International                                   150,000             7,251
ONEOK, Inc.                                            225,000            10,233
Reliant Energy, Inc. *                                 375,000             6,791
                                                                 ---------------
                                                                          24,275
                                                                 ---------------
TOTAL COMMON STOCK
(COST $978,213)                                                        1,027,944
                                                                 ---------------

                                                FACE/MATURITY
ISSUER                                             AMOUNT             VALUE
       RATE, MATURITY DATE                       ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENTS 1.1% OF NET ASSETS

REPURCHASE AGREEMENT 1.0%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
Fully collateralized by Federal National
   Mortgage Association with a value
   of $10,436
   1.92%, issued 07/31/08, due 08/01/08                 10,231            10,230

U.S. TREASURY OBLIGATION 0.1%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   1.91%, 09/18/08 (b)                                   1,000               998
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENT
(COST $11,228)                                                            11,228
                                                                 ---------------

END OF INVESTMENTS.

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 9.7% OF NET ASSETS

State Street Navigator Security Lending
   Prime Portfolio                                 100,394,901           100,395

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

(All dollar amount are x1,000)

SCHWAB PREMIER EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

At 07/31/08, the tax basis cost of the fund's investments was $989,441 and the unrealized appreciation and depreciation were $110,869 and ($61,138), respectively, with a net appreciation of $49,731.

*    Non-income producing security.
(a)  All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 07/31/08. All numbers are x1,000 except number of futures contracts.

                                   NUMBER OF         CONTRACT         UNREALIZED
                                   CONTRACTS           VALUE           (LOSSES)
FUTURES CONTRACT

S & P 500 Index, e-mini, Long,
   expires 09/19/08                       150            9,503              (643)

SCHWAB CAPITAL TRUST
SCHWAB LARGE CAP GROWTH FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    99.0%  COMMON STOCK                               505,111           513,694
     0.7%  SHORT-TERM INVESTMENT                        3,379             3,379
--------------------------------------------------------------------------------
    99.7%  TOTAL INVESTMENTS                          508,490           517,073
     7.3%  COLLATERAL INVESTED FOR
           SECURITIES ON LOAN                          37,708            37,708
   (7.0)%  OTHER ASSETS AND LIABILITIES, NET                            (36,160)
--------------------------------------------------------------------------------
   100.0%  TOTAL NET ASSETS                                             518,621

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COMMON STOCK 99.0% OF NET ASSETS

CAPITAL GOODS 11.8%
--------------------------------------------------------------------------------
Cooper Industries Ltd., Class A (a)                    111,800             4,715
Emerson Electric Co.                                    14,600               711
Fluor Corp.                                             80,000             6,508
ITT Corp. (a)                                           48,000             3,214
Lockheed Martin Corp.                                  250,000            26,082
Northrop Grumman Corp.                                  20,000             1,348
Raytheon Co.                                           122,800             6,991
The Boeing Co.                                         192,100            11,739
                                                                 ---------------
                                                                          61,308
COMMERCIAL SERVICES & SUPPLIES 1.1%
--------------------------------------------------------------------------------
Covanta Holding Corp. *                                195,000             5,487

CONSUMER DURABLES & APPAREL 1.7%
--------------------------------------------------------------------------------
Hasbro, Inc. (a)                                       118,000             4,569
NIKE, Inc., Class B                                     70,000             4,108
                                                                 ---------------
                                                                           8,677
CONSUMER SERVICES 1.0%
--------------------------------------------------------------------------------
McDonald's Corp.                                        90,000             5,381

DIVERSIFIED FINANCIALS 1.5%
--------------------------------------------------------------------------------
Bank of New York Mellon Corp.                           34,000             1,207
JPMorgan Chase & Co.                                    73,900             3,003
Northern Trust Corp.                                    15,000             1,172
State Street Corp.                                      33,000             2,364
                                                                 ---------------
                                                                           7,746
ENERGY 9.8%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                      210,800            16,955
Halliburton Co.                                         75,000             3,362
Holly Corp.                                             30,000               857
Massey Energy Co.                                      130,000             9,652

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Noble Energy                                           105,000             7,756
Occidental Petroleum Corp.                             122,500             9,657
The Williams Cos., Inc.                                 88,000             2,820
                                                                 ---------------
                                                                          51,059
FOOD & STAPLES RETAILING 1.5%
--------------------------------------------------------------------------------
The Kroger Co.                                         100,000             2,828
Wal-Mart Stores, Inc.                                   85,000             4,983
                                                                 ---------------
                                                                           7,811
FOOD, BEVERAGE & TOBACCO 5.2%
--------------------------------------------------------------------------------
Altria Group, Inc.                                     270,000             5,494
General Mills, Inc.                                    168,100            10,824
H.J. Heinz Co.                                          13,500               680
Molson Coors Brewing Co., Class B                       25,000             1,349
Philip Morris International, Inc.                      135,000             6,973
The Coca-Cola Co.                                       35,800             1,844
                                                                 ---------------
                                                                          27,164
HEALTH CARE EQUIPMENT & SERVICES 9.5%
--------------------------------------------------------------------------------
Aetna, Inc.                                             19,900               816
Baxter International, Inc.                             320,000            21,955
Becton, Dickinson & Co.                                 60,800             5,163
CIGNA Corp.                                             40,500             1,499
Express Scripts, Inc. *                                150,000            10,581
Humana, Inc. *                                          40,000             1,756
Kinetic Concepts, Inc. (a)*                             40,000             1,398
Medtronic, Inc.                                         50,000             2,642
St. Jude Medical, Inc. *                                35,000             1,630
Varian Medical Systems, Inc. (a)*                       35,000             2,100
                                                                 ---------------
                                                                          49,540
HOUSEHOLD & PERSONAL PRODUCTS 2.0%
--------------------------------------------------------------------------------
The Procter & Gamble Co.                               160,000            10,477

INSURANCE  3.2%
--------------------------------------------------------------------------------
Aflac, Inc.                                             50,000             2,781
Axis Capital Holdings Ltd.                              97,600             3,092
MetLife, Inc. (a)                                       37,500             1,904
Prudential Financial, Inc. (a)                          33,500             2,310
The Travelers Cos., Inc.                                41,500             1,831
W. R. Berkley Corp.                                    200,000             4,724
                                                                 ---------------
                                                                          16,642
MATERIALS 7.4%
--------------------------------------------------------------------------------
AK Steel Holding Corp.                                 158,500            10,065
Celanese Corp., Series A                               300,000            11,559
Monsanto Co.                                            45,000             5,360
Newmont Mining Corp.                                    50,000             2,398
Owens-Illinois, Inc. *                                  75,000             3,168
Sonoco Products Co.                                     89,000             2,903
The Lubrizol Corp.                                      35,000             1,743
The Mosaic Co. *                                         8,000             1,018
                                                                 ---------------
                                                                          38,214
MEDIA 2.2%
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                    114,000             4,867
The DIRECTV Group, Inc. *                               50,000             1,351

SCHWAB LARGE CAP GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
The Interpublic Group of Cos., Inc. *                   50,000               440
The Walt Disney Co.                                    106,000             3,217
Viacom, Inc., Class B *                                 50,000             1,396
                                                                 ---------------
                                                                          11,271
PHARMACEUTICALS & BIOTECHNOLOGY 5.3%
--------------------------------------------------------------------------------
Abbott Laboratories                                     27,000             1,521
Applied Biosystems, Inc.                                75,000             2,770
Biogen Idec, Inc. *                                     75,000             5,232
Cephalon, Inc. (a)*                                     10,000               732
Endo Pharmaceuticals Holdings, Inc. (a)*                35,000               810
Forest Laboratories, Inc. *                            125,000             4,439
Gilead Sciences, Inc. *                                 75,000             4,049
Merck & Co., Inc.                                      125,000             4,112
Pfizer, Inc.                                           200,000             3,734
                                                                 ---------------
                                                                          27,399
RETAILING 1.9%
--------------------------------------------------------------------------------
Amazon.com, Inc. (a)*                                  100,000             7,634
The Gap, Inc. (a)                                      125,000             2,015
                                                                 ---------------
                                                                           9,649
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.2%
--------------------------------------------------------------------------------
Applied Materials, Inc.                                 75,000             1,299
Broadcom Corp., Class A *                              210,000             5,101
Intel Corp.                                            400,000             8,876
MEMC Electronic Materials, Inc. *                       75,000             3,466
Texas Instruments, Inc.                                120,000             2,925
                                                                 ---------------
                                                                          21,667
SOFTWARE & SERVICES 13.3%
--------------------------------------------------------------------------------
Accenture Ltd., Class A                                280,000            11,693
Adobe Systems, Inc. *                                   40,000             1,654
BMC Software, Inc. *                                   301,500             9,916
Cadence Design Systems, Inc. *                         273,500             2,021
eBay, Inc. *                                           165,500             4,166
Google, Inc., Class A *                                  7,000             3,316
MasterCard, Inc., Class A (a)                           10,000             2,441
Microsoft Corp.                                        572,500            14,725
Oracle Corp. *                                         285,000             6,136
Symantec Corp. *                                       416,000             8,765
Synopsys, Inc. *                                        93,500             2,246
Western Union Co.                                       65,000             1,797
                                                                 ---------------
                                                                          68,876
TECHNOLOGY HARDWARE & EQUIPMENT 14.5%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                            47,700             1,720
Apple, Inc. *                                           65,000            10,332
Cisco Systems, Inc. *                                  300,700             6,612
Dolby Laboratories, Inc., Class A (a)*                 117,500             4,781
Hewlett-Packard Co.                                    530,000            23,744
International Business Machines Corp.                  200,000            25,596
NCR Corp. *                                             67,500             1,813
Seagate Technology                                      45,000               674
                                                                 ---------------
                                                                          75,272

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
TELECOMMUNICATION SERVICES 0.4%
--------------------------------------------------------------------------------
Embarq Corp.                                            30,000             1,373
Frontier Communications Corp.                           66,000               763
                                                                 ---------------
                                                                           2,136
UTILITIES 1.5%
--------------------------------------------------------------------------------
Edison International                                    15,500               749
ONEOK, Inc.                                             88,200             4,011
Public Service Enterprise Group, Inc.                   35,000             1,463
The AES Corp. *                                        105,000             1,695
                                                                 ---------------
                                                                           7,918
                                                                 ---------------
TOTAL COMMON STOCK
(COST $505,111)                                                          513,694
                                                                 ---------------

SECURITY                                         FACE AMOUNT          VALUE
         RATE, MATURITY DATE                     ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENT 0.7% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 0.7%
--------------------------------------------------------------------------------
Wells Fargo, Grand Cayman Time Deposit
   1.86%, 08/01/08                                       3,379             3,379
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENT
(COST $3,379)                                                              3,379
                                                                 ---------------

END OF INVESTMENTS.

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON
LOAN 7.3% OF NET ASSETS
Securities Lending Investment Fund, a series
   of the Brown Brothers Investment Trust           37,708,481            37,708

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

(All dollar amounts are x 1,000)

At 07/31/08, the tax basis cost of the fund's investments was $508,547, and the unrealized appreciation and depreciation were $46,843 and ($38,317), respectively, with a net unrealized appreciation of $8,526.

*    Non-income producing security.
(a)  All or a portion of security is on loan.

SCHWAB CAPITAL TRUST
SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    98.7%  COMMON STOCK                             1,094,884         1,308,826
     0.2%  FOREIGN COMMON STOCK                         2,879             2,817
     0.2%  PREFERRED STOCK                                784             1,873
      --%  RIGHTS                                          --                 1
     0.8%  SHORT-TERM INVESTMENTS                      11,123            11,123
--------------------------------------------------------------------------------
    99.9%  TOTAL INVESTMENTS                        1,109,670         1,324,640
     6.6%  COLLATERAL INVESTED FOR
           SECURITIES ON LOAN                          88,271            88,271
   (6.5)%  OTHER ASSETS AND LIABILITIES, NET                            (86,732)
--------------------------------------------------------------------------------
   100.0%  NET ASSETS                                                 1,326,179

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COMMON STOCK 98.7% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc.             5,300                31
ArvinMeritor, Inc. (a)                                   9,900               137
ATC Technology Corp. *                                   5,011               126
BorgWarner, Inc.                                        10,800               435
Cooper Tire & Rubber Co.                                 8,900                82
Drew Industries, Inc. *                                  2,400                36
Ford Motor Co. (a)*                                    148,736               714
General Motors Corp. (a)                                45,386               502
Gentex Corp.                                            11,500               178
Harley-Davidson, Inc.                                   25,500               965
Hawk Corp., Class A *                                    1,800                32
Hayes Lemmerz International, Inc. *                     17,258                40
Johnson Controls, Inc.                                  45,000             1,357
Lear Corp. *                                             5,800                84
Modine Manufacturing Co.                                 3,700                65
Monaco Coach Corp.                                       1,200                 3
Proliance International, Inc. *                            872                 1
Sauer-Danfoss, Inc.                                      3,800               112
Standard Motor Products, Inc.                            7,500                70
Stoneridge, Inc. *                                       8,200               108
Strattec Security Corp.                                  1,500                49
Superior Industries International, Inc. (a)                800                13
Tenneco, Inc. *                                          4,480                65
The Goodyear Tire & Rubber Co. *                        20,500               402
Thor Industries, Inc. (a)                                4,500                88

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
TRW Automotive Holdings Corp. *                          7,800               145
Visteon Corp. *                                         10,251                29
WABCO Holdings, Inc.                                     5,133               232
Winnebago Industries, Inc. (a)                           5,100                65
                                                                 ---------------
                                                                           6,166
BANKS 3.2%
--------------------------------------------------------------------------------
1st Source Corp.                                         3,728                87
Abigail Adams National Bancorp                             550                 4
AMCORE Financial, Inc.                                   3,749                23
Ameris Bancorp                                           1,800                19
Anchor BanCorp Wisconsin, Inc.                           3,100                22
Arrow Financial Corp.                                    1,081                25
Associated Banc-Corp                                    15,500               259
Astoria Financial Corp.                                  8,300               186
BancFirst Corp.                                          2,000                94
BancorpSouth, Inc.                                       7,612               162
BancTrust Financial Group, Inc.                          1,100                 8
Bank Mutual Corp.                                        6,168                72
Bank of Hawaii Corp.                                     3,500               176
Bank of the Ozarks, Inc.                                 2,800                57
Banner Corp.                                             1,200                11
BB&T Corp. (a)                                          48,458             1,358
Berkshire Bancorp, Inc.                                  3,600                44
Berkshire Hills Bancorp, Inc.                            1,400                37
BOK Financial Corp. (a)                                  4,540               182
Boston Private Financial Holdings, Inc.                  2,129                17
Brookline Bancorp, Inc.                                  2,405                23
Bryn Mawr Bank Corp.                                     1,400                34
Camco Financial Corp.                                      700                 8
Camden National Corp.                                      700                22
Capital City Bank Group, Inc. (a)                        1,875                45
Capitol Bancorp Ltd.                                     1,500                20
Capitol Federal Financial                                6,920               280
Cascade Bancorp (a)                                      3,318                25
Cathay General Bancorp (a)                               6,200                99
Centerline Holding Co.                                   3,900                 5
Central Pacific Financial Corp.                          3,400                38
Century Bancorp Inc., Class A                              800                12
Charter Financial Corp.                                    900                14
Chemical Financial Corp.                                 5,383               143
Citizens First Bancorp, Inc.                               700                 3
Citizens Republic Bancorp, Inc.                          5,650                19
Citizens South Banking Corp.                             1,000                 7
City Holding Co.                                         1,800                80
City National Corp.                                      3,100               152
Columbia Banking System, Inc.                            1,951                29
Comerica, Inc.                                          13,496               388
Commerce Bancshares, Inc. (a)                           14,696               641
Community Bank System, Inc.                              4,400               104
Community Trust Bancorp, Inc.                            2,487                77
Corus Bankshares, Inc. (a)                               4,000                16
Cullen/Frost Bankers, Inc.                               6,300               332
CVB Financial Corp. (a)                                  5,811                66
Dime Community Bancshares                                3,375                56
Downey Financial Corp. (a)                               2,000                 4
East West Bancorp, Inc. (a)                              2,600                31

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
F.N.B. Corp.                                             7,661                87
Fannie Mae (a)                                          78,900               907
Fifth Third Bancorp (a)                                 46,715               653
First BanCorp Puerto Rico (a)                            7,200                63
First Busey Corp. (a)                                    1,500                21
First Citizens BancShares, Inc., Class A                   300                42
First Commonwealth Financial Corp. (a)                   5,504                63
First Financial Bancorp                                  1,839                21
First Financial Bankshares, Inc.                         4,000               184
First Financial Corp.                                      600                22
First Financial Holdings, Inc.                           3,900                78
First Horizon National Corp. (a)                        15,600               147
First M&F Corp.                                          2,000                25
First Merchants Corp.                                    1,041                22
First Midwest Bancorp, Inc.                              3,125                64
First Niagara Financial Group, Inc.                      8,172               114
First Place Financial Corp.                              2,900                32
First United Corp.                                       2,200                38
FirstFed Financial Corp. (a)*                              400                 3
FirstMerit Corp.                                         7,300               144
Flagstar Bancorp, Inc. (a)                               6,200                28
Flushing Financial Corp.                                 3,300                58
Freddie Mac (a)                                         56,100               458
Fremont General Corp. *                                  6,200                 2
Frontier Financial Corp. (a)                             1,575                18
Fulton Financial Corp. (a)                              14,762               156
Glacier Bancorp, Inc. (a)                                7,697               167
Great Southern Bancorp, Inc.                             1,400                15
Guaranty Financial Group, Inc. (a)*                      2,933                10
Hancock Holding Co.                                      5,100               229
Harleysville National Corp.                              1,274                18
Hawthorn Bancshares, Inc.                                  750                16
Heritage Financial Corp.                                   735                11
Horizon Financial Corp. (a)                              2,695                21
Hudson City Bancorp, Inc.                               48,731               890
Huntington Bancshares, Inc. (a)                         29,199               205
IBERIABANK Corp.                                         3,875               199
Imperial Capital Bancorp, Inc.                             700                 5
Independent Bank Corp., Massachusetts                    1,000                26
Independent Bank Corp., Michigan                         4,302                22
Indiana Community Bancorp                                  800                11
IndyMac Bancorp, Inc. (a)                                5,900                 1
Integra Bank Corp.                                       1,225                10
International Bancshares Corp.                           7,784               191
Irwin Financial Corp.                                    3,700                15
Kearny Financial Corp.                                   4,500                58
KeyCorp                                                 41,290               436
Lakeland Financial Corp.                                 2,200                45
M&T Bank Corp. (a)                                       8,962               631
MainSource Financial Group, Inc.                         1,735                31
Marshall & Ilsley Corp. (a)                             19,650               299
MASSBANK Corp.                                           1,500                60
MB Financial, Inc.                                       2,133                53
Merchants Bancshares, Inc.                                 750                16
MGIC Investment Corp. (a)                                9,300                60

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Midwest Banc Holdings, Inc.                              1,300                 7
MutualFirst Financial, Inc.                              2,000                19
Nara Bancorp, Inc.                                       4,000                42
National City Corp. (a)                                 64,643               306
National Penn Bancshares, Inc. (a)                       6,675                90
NBT Bancorp, Inc.                                        4,400               109
New York Community Bancorp, Inc.                        27,585               458
NewAlliance Bancshares, Inc.                             9,100               118
North Valley Bancorp                                     1,500                 7
Northrim BanCorp, Inc.                                   3,281                52
Northwest Bancorp, Inc. (a)                              5,000               130
OceanFirst Financial Corp.                               1,050                19
Ocwen Financial Corp. *                                  8,420                51
Old National Bancorp (a)                                 6,244                95
Oriental Financial Group, Inc.                           1,663                29
PAB Bankshares, Inc.                                       714                 6
Pacific Capital Bancorp                                  6,844                89
Park National Corp.                                        845                53
People's United Financial, Inc.                         28,987               492
Peoples Financial Corp.                                  3,000                68
Pinnacle Financial Partners, Inc. *                        475                12
PNC Financial Services Group, Inc.                      27,998             1,996
Popular, Inc. (a)                                       21,700               149
Prosperity Bancshares, Inc.                              6,400               205
Provident Bankshares Corp. (a)                           1,657                15
Provident Financial Holdings, Inc.                         750                 5
Provident Financial Services, Inc.                       5,217                76
Regions Financial Corp. (a)                             61,962               587
Renasant Corp.                                           1,125                20
Republic Bancorp, Inc., Class A                          1,821                56
Roma Financial Corp.                                     2,500                39
Royal Bank of Canada                                       416                19
S&T Bancorp, Inc.                                        4,400               148
S.Y. Bancorp, Inc.                                       1,470                38
Sandy Spring Bancorp, Inc.                               2,900                48
Santander BanCorp                                        4,686                51
Seacoast Banking Corp. of Florida (a)                    1,980                17
Shore Bancshares, Inc.                                     750                17
Simmons First National Corp., Class A                    1,000                30
Southwest Bancorp, Inc.                                  3,300                46
Sovereign Bancorp, Inc. (a)                             53,489               509
State Bancorp, Inc.                                      1,058                13
Sterling Bancorp                                         1,918                27
Sterling Bancshares, Inc.                                6,150                60
Sterling Financial Corp.                                 1,827                14
Suffolk Bancorp                                          2,400                77
Sun Bancorp, Inc. *                                      4,018                44
SunTrust Banks, Inc.                                    31,842             1,307
Susquehanna Bancshares, Inc.                             7,468               107
SVB Financial Group (a)*                                 2,200               127
Synovus Financial Corp. (a)                             27,700               263
TCF Financial Corp. (a)                                 13,600               173
TF Financial Corp.                                         700                15
TFS Financial Corp. (a)                                 28,000               319
The Colonial BancGroup, Inc. (a)                        10,100                67

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
The First of Long Island Corp.                           4,000                78
The PMI Group, Inc.                                      8,100                20
The South Financial Group, Inc. (a)                      4,500                27
The Toronto-Dominion Bank                                4,688               285
Timberland Bancorp, Inc.                                 2,000                13
Tompkins Financial Corp.                                   931                40
TriCo Bancshares                                           400                 6
TrustCo Bank Corp. NY                                    6,857                60
Trustmark Corp.                                          8,300               150
U.S. Bancorp                                           158,531             4,853
UCBH Holdings, Inc. (a)                                  9,400                42
UMB Financial Corp.                                      3,574               197
Umpqua Holdings Corp. (a)                                  343                 5
Union Bankshares Corp.                                   1,050                23
UnionBanCal Corp.                                       20,100             1,080
United Bankshares, Inc.                                  7,400               186
United Community Banks, Inc. (a)                         3,750                40
Valley National Bancorp (a)                              9,425               186
Wachovia Corp. (a)                                     171,582             2,963
Washington Federal, Inc. (a)                             7,942               148
Washington Mutual, Inc. (a)                             78,449               418
Washington Trust Bancorp, Inc.                           1,000                24
Webster Financial Corp.                                  8,663               172
Wells Fargo & Co.                                      279,406             8,458
WesBanco, Inc.                                           4,456               102
West Coast Bancorp                                       1,200                13
Westamerica Bancorp. (a)                                 5,200               270
Whitney Holding Corp. (a)                                6,675               137
Willow Financial Bancorp, Inc.                           1,675                15
Wilmington Trust Corp.                                   5,700               134
Wintrust Financial Corp.                                 5,800               120
WSFS Financial Corp.                                     1,000                54
Zions Bancorp (a)                                        7,725               226
                                                                 ---------------
                                                                          42,298
CAPITAL GOODS 8.5%
--------------------------------------------------------------------------------
3D Systems Corp. (a)*                                    1,400                17
3M Co.                                                  65,000             4,575
A.O. Smith Corp.                                         1,300                52
AAON, Inc.                                               6,113               116
AAR Corp. *                                              5,000                86
Accuride Corp. *                                         2,500                 7
Aceto Corp.                                              5,000                38
Actuant Corp., Class A                                   5,680               173
Acuity Brands, Inc.                                      5,200               212
Aecom Technology Corp. *                                 8,000               228
Aerosonic Corp. *                                          300                 1
AGCO Corp. *                                             6,762               405
Alamo Group, Inc.                                          500                11
Albany International Corp., Class A                      3,918               112
Alliant Techsystems, Inc. *                              2,437               241
American Science & Engineering, Inc.                       500                28
American Superconductor Corp. (a)*                         700                28
American Woodmark Corp. (a)                              4,000                94
Ameron International Corp.                                 900               116

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
AMETEK, Inc.                                             9,300               445
Ampco-Pittsburgh Corp.                                   2,800               122
Apogee Enterprises, Inc.                                 1,200                21
Applied Industrial Technologies, Inc.                    6,525               174
Applied Signal Technology, Inc.                          2,500                37
Armstrong World Industries, Inc.                         3,500               118
Astronics Corp. *                                        1,250                18
Badger Meter, Inc.                                       4,000               225
Baldor Electric Co.                                      3,800               129
Barnes Group, Inc.                                       3,600                81
BE Aerospace, Inc. *                                     6,200               159
Belden, Inc.                                             4,400               162
Blount International, Inc. *                             1,200                14
Brady Corp., Class A                                     1,400                51
Breeze-Eastern Corp. *                                     500                 5
Briggs & Stratton Corp. (a)                              3,500                47
C&D Technologies, Inc. (a)*                              4,500                36
Carlisle Cos., Inc.                                      3,200                98
Cascade Corp.                                            4,400               193
Caterpillar, Inc.                                       53,800             3,740
Ceradyne, Inc. *                                         2,500               116
Chase Corp.                                                200                 4
CIRCOR International, Inc.                               3,750               223
CLARCOR, Inc.                                            3,400               131
Columbus McKinnon Corp. *                                2,400                62
Cooper Industries Ltd., Class A                         27,400             1,155
Crane Co.                                                5,000               177
Cummins, Inc.                                           15,600             1,035
Curtiss-Wright Corp.                                     3,600               190
Danaher Corp.                                           24,000             1,912
Deere & Co.                                             38,000             2,666
Donaldson Co., Inc.                                      6,500               293
Dover Corp.                                             16,700               829
DRS Technologies, Inc.                                   2,357               186
Ducommun, Inc. *                                         3,200                88
DynCorp International, Inc., Class A *                   4,500                71
Eaton Corp.                                             12,600               895
Electro Rent Corp.                                       5,100                70
EMCOR Group, Inc. *                                      7,800               235
Emerson Electric Co.                                    70,000             3,409
Energy Conversion Devices, Inc. *                          600                42
ESCO Technologies, Inc. *                                2,800               115
Esterline Technologies Corp. *                           2,400               117
Evergreen Solar, Inc. (a)*                               1,000                 9
Fastenal Co. (a)                                        13,200               645
Federal Signal Corp.                                     5,300                76
First Solar, Inc. *                                      6,000             1,711
Flow International Corp. *                                 900                 6
Flowserve Corp.                                          3,900               520
Fluor Corp.                                             16,200             1,318
Franklin Electric Co., Inc. (a)                          1,300                54
FreightCar America, Inc.                                 2,500                95
FuelCell Energy, Inc. *                                  1,200                10
Furmanite Corp. *                                        1,400                13
Gardner Denver, Inc. *                                   3,400               155
GATX Corp.                                               4,000               182

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
GenCorp, Inc. *                                          2,500                21
General Cable Corp. *                                    4,700               271
General Dynamics Corp.                                  31,400             2,799
General Electric Co.                                   847,966            23,989
Gibraltar Industries, Inc.                               2,500                40
Global Power Equipment Group, Inc. *                     1,000                 1
Goodrich Corp.                                           8,404               413
Graco, Inc.                                              7,012               254
GrafTech International Ltd. *                            8,600               202
Granite Construction, Inc.                               4,850               153
Hardinge, Inc.                                           1,800                28
Harsco Corp.                                             6,200               335
HEICO Corp., Class A                                     2,286                65
Herley Industries, Inc. *                                4,000                63
Hexcel Corp. *                                           2,000                38
Honeywell International, Inc.                           71,062             3,613
Hubbell, Inc., Class B                                   3,800               160
Huttig Building Products, Inc. *                           811                 2
Icahn Enterprises L.P. (a)                               3,800               249
IDEX Corp.                                               7,225               273
II-VI, Inc. *                                            3,800               146
Illinois Tool Works, Inc. (a)                           51,700             2,422
Ingersoll-Rand Co., Ltd., Class A                       30,942             1,114
Insituform Technologies, Inc., Class A *                 1,300                22
Integrated Electrical Services,  Inc. *                  5,105               100
ITT Corp.                                               17,400             1,165
Jacobs Engineering Group, Inc. *                        10,600               820
Joy Global, Inc.                                        19,350             1,397
Kadant, Inc. *                                               1                --
Kaydon Corp.                                             3,300               156
KBR, Inc.                                               13,500               385
Kennametal, Inc.                                         8,000               238
L-3 Communications Holdings, Inc.                        9,100               898
Ladish Co., Inc. *                                       1,300                26
Lawson Products, Inc.                                    2,000                59
Lennox International, Inc.                               4,771               170
Lincoln Electric Holdings, Inc.                          3,900               313
Lockheed Martin Corp.                                   37,052             3,866
Lydall, Inc. *                                           2,500                39
Magnetek, Inc. *                                         1,500                 7
Masco Corp.                                             35,800               590
McDermott International, Inc. *                         25,000             1,192
Medis Technologies Ltd. (a)*                             1,110                 4
Michael Baker Corp. *                                    3,000                88
Moog, Inc., Class A *                                    2,787               124
MSC Industrial Direct Co., Inc., Class A                 4,300               205
Mueller Industries, Inc.                                 4,200               108
Mueller Water Products, Inc., Class B                    3,139                27
NACCO Industries, Inc., Class A                          1,300               131
NCI Building Systems, Inc. *                             2,900               109
NN, Inc.                                                 1,800                24
Nordson Corp.                                            4,000               283
Northrop Grumman Corp.                                  30,032             2,024
Omega Flex, Inc.                                           700                13

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Orbital Sciences Corp. *                                 4,600               115
Oshkosh Corp.                                            9,000               162
Owens Corning, Inc. *                                   11,000               286
PACCAR, Inc.                                            31,725             1,334
Pall Corp.                                              10,900               441
Parker Hannifin Corp.                                   16,500             1,018
Pentair, Inc.                                            9,500               329
Perini Corp. *                                           5,000               137
Plug Power, Inc. *                                       2,248                 5
Powell Industries, Inc. *                                1,000                52
Power-One, Inc. *                                        6,000                13
Precision Castparts Corp.                               10,302               963
Quanex Building Products Corp.                           5,625                87
Quanta Services, Inc. *                                 18,371               567
Raven Industries, Inc.                                   2,800               107
Raytheon Co.                                            34,900             1,987
Regal-Beloit Corp.                                       2,500               104
Rockwell Automation, Inc.                               15,700               699
Rockwell Collins, Inc.                                  13,100               651
Roper Industries, Inc.                                   6,500               398
Rush Enterprises, Inc., Class B *                          750                 8
Simpson Manufacturing Co., Inc. (a)                      3,200                77
Spirit AeroSystems Holdings, Inc., Class A *            11,000               238
SPX Corp.                                                8,610             1,092
Standex International Corp.                              3,000                66
SunPower Corp., Class A (a)*                             1,300               102
Taser International, Inc. (a)*                           1,700                 9
Tecumseh Products Co., Class A *                         3,200               105
Teledyne Technologies, Inc. *                           12,157               765
Teleflex, Inc.                                           4,300               264
Tennant Co.                                              4,200               110
Terex Corp. *                                            7,400               350
Textron, Inc.                                           23,600             1,026
The Allied Defense Group, Inc. *                           500                 3
The Boeing Co.                                          68,800             4,204
The Gorman-Rupp Co.                                      4,491               200
The Greenbrier Cos., Inc.                                4,100                86
The Manitowoc Co., Inc.                                 11,600               306
The Middleby Corp. (a)*                                  7,000               328
The Shaw Group, Inc. (a)*                                8,500               491
The Timken Co.                                           6,600               218
The Toro Co.                                             4,100               133
Thomas & Betts Corp. *                                   7,300               302
Titan International, Inc.                                3,300               152
TransDigm Group, Inc. *                                  3,600               133
Tredegar Corp.                                           5,100                84
Trinity Industries, Inc.                                 1,650                62
Triumph Group, Inc.                                      1,200                64
Tyco International Ltd.                                 38,525             1,717
United Rentals, Inc. (a)*                                5,900                95
United Technologies Corp.                               84,068             5,379
Universal Forest Products, Inc.                          2,500                67
URS Corp. *                                              7,700               323
USG Corp. (a)*                                           3,900               112
Valmont Industries, Inc.                                 1,900               203
Vicor Corp.                                              4,200                46
W.W. Grainger, Inc.                                      7,300               653

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Wabash National Corp.                                    2,500                23
Wabtec Corp.                                             2,828               157
Walter Industries, Inc.                                  4,900               514
Watsco, Inc. (a)                                         3,400               170
Watts Water Technologies, Inc., Class A (a)              1,000                30
WESCO International, Inc. *                              4,800               181
Woodward Governor Co.                                    8,000               360
                                                                 ---------------
                                                                         112,927
COMMERCIAL & PROFESSIONAL SUPPLIES 1.2%
--------------------------------------------------------------------------------
A.T. Cross Co., Class A *                                2,400                19
ABM Industries, Inc.                                     4,900               117
Administaff, Inc.                                        2,800                80
Allied Waste Industries, Inc. *                         29,100               352
American Locker Group, Inc. *                              500                 2
American Reprographics Co. *                             4,000                64
AMREP Corp.                                              2,500               123
Angelica Corp.                                           2,500                55
Avery Dennison Corp. (a)                                 9,700               427
Bowne & Co., Inc.                                        4,200                54
Casella Waste Systems, Inc., Class A *                   2,500                32
CDI Corp.                                                3,700                76
Cenveo, Inc. *                                           4,300                40
ChoicePoint, Inc. *                                      6,900               330
Cintas                                                  15,350               437
Clean Harbors, Inc. *                                    2,500               195
CompX International, Inc.                                1,300                 9
Consolidated Graphics, Inc. *                            3,900               131
Copart, Inc. *                                           6,550               287
Cornell Cos., Inc. *                                     4,600               120
Corrections Corp. of America *                          11,484               322
CoStar Group, Inc. *                                       800                40
Covanta Holding Corp. *                                 11,700               329
CRA International, Inc. *                                2,500                94
Deluxe Corp.                                             3,800                54
Diamond Management & Technology Consultants,
   Inc.                                                  1,000                 5
EnergySolutions                                          7,000               144
Ennis, Inc.                                              4,500                70
Equifax, Inc.                                           13,095               459
Exponent, Inc. *                                         6,000               183
FTI Consulting, Inc. *                                   2,700               192
G & K Services, Inc., Class A                            4,100               140
GP Strategies Corp. *                                    1,500                15
Healthcare Services Group, Inc. (a)                      8,437               140
Heidrick & Struggles International, Inc.                 3,100                88
Herman Miller, Inc.                                      5,700               149
HNI Corp. (a)                                            4,000                87
Hudson Highland Group, Inc. *                            3,220                29
ICT Group, Inc. *                                        3,000                24
IHS, Inc., Class A *                                     3,600               224
IKON Office Solutions, Inc.                             12,500               179
Interface, Inc., Class A                                 5,800                69
Kelly Services, Inc., Class A (a)                        5,700               105
Kforce, Inc. *                                           2,905                29

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
Kimball International, Inc., Class B                     6,100                65
Knoll, Inc.                                              4,000                62
Korn/Ferry International *                               3,600                63
Learning Tree International, Inc. *                      1,400                22
M&F Worldwide Corp. *                                    1,200                46
Manpower, Inc.                                           6,991               336
McGrath Rentcorp                                         1,600                46
Mine Safety Appliances Co.                               2,700                89
Mobile Mini, Inc. *                                      1,200                24
Monster Worldwide, Inc. *                                9,800               174
Multi-Color Corp.                                        2,625                53
Navigant Consulting, Inc. *                              5,000                92
On Assignment, Inc. *                                    4,700                40
PHH Corp. *                                              4,186                65
Pitney Bowes, Inc. (a)                                  20,000               634
R.R. Donnelley & Sons Co.                               17,000               454
Republic Services, Inc.                                 26,550               863
Resources Connection, Inc.                               3,700                86
Robert Half International, Inc.                         14,000               354
Rollins, Inc.                                           10,012               171
School Specialty, Inc. *                                 1,600                53
Spherion Corp. *                                         6,830                33
Stantec, Inc. *                                          1,690                46
Steelcase, Inc., Class A                                11,500               115
Stericycle, Inc. *                                       6,400               382
Superior Uniform Group, Inc.                             1,600                14
TeleTech Holdings, Inc. *                                5,000                68
Tetra Tech, Inc. *                                      12,031               346
The Advisory Board Co. *                                 1,000                38
The Brink's Co.                                          5,600               386
The Corporate Executive Board Co.                        2,700               101
The Dun & Bradstreet Corp.                              12,140             1,173
The Geo Group, Inc. *                                   11,400               274
The Standard Register Co.                                4,100                36
TRC Cos., Inc. *                                         1,350                 6
TrueBlue, Inc. *                                         6,000                91
United Stationers, Inc. *                                2,900               111
Viad Corp.                                               3,625               110
Virco Mfg. Corp.                                         1,170                 6
Volt Information Sciences, Inc. *                        3,150                44
Waste Connections, Inc. *                                5,475               199
Waste Management, Inc.                                  48,100             1,709
Watson Wyatt Worldwide, Inc., Class A                    4,600               267
                                                                 ---------------
                                                                          15,467
CONSUMER DURABLES & APPAREL 1.2%
--------------------------------------------------------------------------------
American Greetings Corp., Class A                        8,500               126
Avatar Holdings, Inc. *                                  2,500                79
Beazer Homes USA, Inc.                                   2,553                16
Blyth, Inc.                                              4,800                70
Brookfield Homes Corp. (a)                               3,074                40
Brunswick Corp.                                          7,400                95
Callaway Golf Co.                                        5,600                71
Carter's, Inc. *                                         5,000                83
Cavco Industries, Inc. *                                   410                14
Centex Corp.                                            10,700               157

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Chromcraft Revington, Inc. *                             1,300                 4
Coach, Inc. *                                           32,008               817
Columbia Sportswear Co. (a)                              4,350               162
Craftmade International, Inc.                            2,800                15
CSS Industries, Inc.                                     3,400                96
D.R. Horton, Inc.                                       24,604               274
Deckers Outdoor Corp. *                                  2,500               283
DGSE Cos., Inc. *                                          700                 2
Eastman Kodak Co. (a)                                   22,700               332
Ethan Allen Interiors, Inc. (a)                          4,200               105
Flexsteel Industries, Inc.                                 600                 7
Fortune Brands, Inc.                                    11,500               659
Fossil, Inc. *                                           5,462               146
Furniture Brands International, Inc.                     4,700                56
Garmin Ltd. (a)                                         16,000               571
Hampshire Group Ltd. *                                   2,000                12
Hanesbrands, Inc. *                                     11,047               237
Harman International Industries, Inc.                    6,800               280
Hasbro, Inc. (a)                                        14,500               561
Hovnanian Enterprises, Inc., Class A (a)*                3,700                26
Jarden Corp. *                                           7,059               170
Jones Apparel Group, Inc.                               12,156               204
K-Swiss, Inc., Class A                                   2,400                37
KB HOME                                                  7,800               137
Kenneth Cole Productions, Inc., Class A                  3,100                43
Leggett & Platt, Inc. (a)                               16,200               316
Lennar Corp., Class A (a)                               12,190               148
Liz Claiborne, Inc.                                      8,600               112
M.D.C. Holdings, Inc.                                    4,403               183
M/I Homes, Inc.                                          1,800                34
Maidenform Brands, Inc. *                                5,000                77
Marine  Products Corp.                                     405                 3
MarineMax, Inc. *                                          800                 5
Mattel, Inc.                                            34,300               688
Meritage Homes Corp. (a)*                                1,000                18
Mohawk Industries, Inc. (a)*                             4,819               284
Movado Group, Inc.                                       3,300                71
Nautilus, Inc.                                           4,125                20
Newell Rubbermaid, Inc.                                 23,900               395
NIKE, Inc., Class B                                     41,400             2,429
NVR, Inc. *                                                500               276
Oxford Industries, Inc.                                  2,500                53
Palm Harbor Homes, Inc. (a)*                             2,700                22
Perry Ellis International, Inc. *                        2,500                54
Phillips-Van Heusen Corp.                                5,600               198
Polaris Industries, Inc. (a)                             3,200               137
Polo Ralph Lauren Corp.                                  7,500               444
Pool Corp. (a)                                           5,662               125
Pulte Homes, Inc.                                       20,244               247
Quiksilver, Inc. *                                       4,000                31
RC2 Corp. *                                              2,200                51
Russ Berrie & Co., Inc. *                                3,000                29
Skechers U.S.A., Inc., Class A *                         6,500               123
Skyline Corp.                                            2,600                68
Snap-on, Inc.                                            4,000               225
Standard Pacific Corp. *                                 4,800                16

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Stanley Furniture Co., Inc.                              5,200                44
Steven Madden Ltd. *                                     2,700                61
Sturm, Ruger & Co., Inc. *                               6,000                36
Tandy Brands Accessories, Inc.                           1,000                 6
Tempur-Pedic International, Inc. (a)                     8,000                75
The Black & Decker Corp. (a)                             7,100               426
The Boyds Collection Ltd. (e)*                              34                --
The Ryland Group, Inc.                                   3,700                76
The Stanley Works                                        6,600               294
The Timberland Co., Class A *                            5,300                76
The Warnaco Group, Inc. *                                2,500               105
Toll Brothers, Inc. *                                   13,700               275
Tupperware Brands Corp.                                  4,800               187
UniFirst Corp.                                           1,500                67
Uniroyal Technology Corp. (e)*                           1,100                --
Universal Electronics, Inc. *                            5,200               118
VF Corp.                                                13,500               966
WCI Communities, Inc. *                                  3,800                 5
Whirlpool Corp. (a)                                      6,849               518
Wolverine World Wide, Inc.                               7,800               209
                                                                 ---------------
                                                                          16,413
CONSUMER SERVICES 1.9%
--------------------------------------------------------------------------------
Ambassadors Groups, Inc.                                 3,400                53
Ambassadors International, Inc. *                        1,700                 5
Ameristar Casinos, Inc.                                  3,400                45
Apollo Group, Inc., Class A *                           14,550               906
Bally Technologies, Inc. *                               3,000                95
Bob Evans Farms, Inc.                                    2,200                63
Boyd Gaming Corp. (a)                                    7,800                78
Brinker International, Inc.                             10,350               190
Burger King Holdings, Inc.                              10,800               290
Career Education Corp. *                                 8,614               158
Carnival Corp.                                          50,000             1,847
CBRL Group, Inc.                                         3,446                83
CEC Entertainment, Inc. *                                2,025                71
Cedar Fair L.P. (a)                                      5,300               107
Chipotle Mexican Grill, Inc., Class A (a)*               2,600               178
Choice Hotels International, Inc.                        6,800               169
Churchill Downs, Inc.                                      900                34
CKE Restaurants, Inc.                                    4,800                59
Coinstar, Inc. *                                         5,000               172
Corinthian Colleges, Inc. (a)*                           9,200               145
CPI Corp.                                                2,900                40
Darden Restaurants, Inc.                                13,300               433
DeVry, Inc.                                              4,800               273
DineEquity, Inc. (a)                                     3,000                69
Domino's Pizza, Inc. *                                   5,100                66
Dover Downs Gaming & Entertainment, Inc.                 4,899                41
Dover Motorsports, Inc.                                  1,400                 6
Empire Resorts, Inc. (a)*                                3,000                 9
Gaylord Entertainment Co. (a)*                           2,625                79
H&R Block, Inc.                                         26,300               640
Hillenbrand, Inc.                                        5,800               134
International Game Technology                           29,100               632
International Speedway Corp., Class A                    3,245               119

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Interstate Hotels & Resorts, Inc. *                      2,582                 7
Isle of Capri Casinos, Inc. *                            4,400                29
ITT Educational Services, Inc. (a)*                      6,000               531
Jack in the Box, Inc. *                                  8,400               181
Jackson Hewitt Tax Service, Inc.                         3,000                46
Krispy Kreme Doughnuts, Inc. (a)*                        2,100                 9
Landry's Restaurants, Inc.                               1,800                26
Las Vegas Sands Corp. (a)*                              25,000             1,138
LIFE TIME FITNESS, Inc. (a)*                             2,500                74
Luby's, Inc. *                                           1,400                10
Marriott International, Inc., Class A (a)               37,400               969
Matthews International Corp., Class A                    1,900                95
McDonald's Corp.                                       110,300             6,595
MGM MIRAGE (a)*                                         22,500               653
Monarch Casino & Resort, Inc. *                          8,000                99
MTR Gaming Group, Inc. *                                 5,300                20
Multimedia Games, Inc. *                                 1,500                 8
Nobel Learning Communities, Inc. *                         500                 8
O'Charley's, Inc.                                          400                 5
P.F. Chang's China Bistro, Inc. (a)*                       800                21
Panera Bread Co., Class A (a)*                             800                40
Papa John's International, Inc. *                        3,400                96
Peet's Coffee & Tea, Inc. *                              1,800                35
Penn National Gaming, Inc. *                             6,800               194
Pinnacle Entertainment, Inc. *                           3,800                43
Pre-Paid Legal Services, Inc. *                          3,600               151
Regis Corp.                                              3,900               109
Royal Caribbean Cruises Ltd.                            16,500               420
Ruby Tuesday, Inc.                                       5,600                39
Scientific Games Corp., Class A *                        6,500               197
Service Corp. International                             24,100               231
Shuffle Master, Inc. *                                   2,812                14
Sonic Corp. *                                            7,968               120
Sotheby's (a)                                            5,438               151
Speedway Motorsports, Inc.                               4,800                93
Starbucks Corp. *                                       62,600               920
Starwood Hotels & Resorts Worldwide, Inc.               17,730               608
Stewart Enterprises, Inc., Class A (a)                  10,000                89
Strayer Education, Inc.                                    700               156
Texas Roadhouse, Inc., Class A *                         5,900                55
The Cheesecake Factory, Inc. *                           2,887                41
The Steak n Shake Co. *                                  1,580                11
Tim Hortons, Inc.                                       13,949               379
Triarc Cos., Inc., Class B                               7,000                39
Vail Resorts, Inc. (a)*                                  3,800               153
Weight Watchers International, Inc.                      8,700               311
Wendy's International, Inc.                             10,300               236
WMS Industries, Inc. *                                   8,250               233
Wyndham Worldwide Corp. (a)                             16,744               300
Wynn Resorts Ltd. (a)                                    4,000               390

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
Yum! Brands, Inc.                                       48,000             1,719
                                                                 ---------------
                                                                          25,386
DIVERSIFIED FINANCIALS 6.4%
--------------------------------------------------------------------------------
Advance America Cash Advance Centers, Inc.              12,500                68
Advanta Corp., Class A                                  11,100                76
Advanta Corp., Class B                                   7,500                59
Affiliated Managers Group, Inc. *                        1,800               156
AllianceBernstein Holding L.P.                           7,700               400
American Express Co.                                   105,150             3,903
AmeriCredit Corp. (a)*                                  12,300               108
Ameriprise Financial, Inc.                              21,030               894
Asset Acceptance Capital Corp. *                         2,500                29
ASTA Funding, Inc. (a)                                   6,000                48
Bank of America Corp.                                  389,776            12,824
Bank of New York Mellon Corp.                           95,234             3,381
BGC Partners, Inc., Class A *                           28,300               201
BlackRock, Inc. (a)                                      9,400             2,037
Calamos Asset Management, Inc., Class A                  5,000               102
Capital One Financial Corp. (a)                         33,710             1,411
Cash America International, Inc.                         6,500               274
CIT Group, Inc.                                         18,600               158
Citigroup, Inc.                                        432,286             8,079
CME Group, Inc.                                          3,465             1,248
Cohen & Steers, Inc. (a)                                 5,400               135
CompuCredit Corp. (a)*                                   8,400                55
Cowen Group, Inc. *                                      6,500                53
Credit Acceptance Corp. (a)*                             2,400                40
Discover Financial Services                             45,150               661
Dollar Financial Corp. *                                 6,500               126
E*TRADE Financial Corp. (a)*                            34,335               104
Eaton Vance Corp.                                       11,600               431
Encore Capital Group, Inc. *                             2,000                24
Evercore Partners, Inc., Class A                         6,500                85
EZCORP, Inc., Class A *                                  8,500               153
FBR Capital Markets Corp. *                              4,000                23
FCStone Group, Inc. *                                    2,500                48
Federated Investors, Inc., Class B                       9,950               327
Financial Federal Corp.                                  3,700                85
Franklin Resources, Inc.                                20,600             2,073
GAMCO Investors, Inc., Class A                           3,200               143
GFI Group, Inc.                                          9,900               100
Greenhill & Co., Inc. (a)                                2,500               154
Interactive Brokers Group, Inc., Class A *               3,400                95
IntercontinentalExchange, Inc. *                         5,100               509
Investment Technology Group, Inc. *                      4,750               141
Janus Capital Group, Inc.                               19,200               583
Jefferies Group, Inc. (a)                                8,200               156
JPMorgan Chase & Co.                                   295,944            12,024
Knight Capital Group, Inc., Class A *                    9,700               159
LaBranche & Co., Inc. *                                  6,900                48
Legg Mason, Inc.                                        10,050               406
Lehman Brothers Holdings, Inc. (a)                      47,744               828

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
Leucadia National Corp.                                 17,908               802
Liberty Media Corp. - Capital, Series A *               11,161               173
MarketAxess Holdings, Inc. *                             4,000                39
Merrill Lynch & Co., Inc. (a)                           80,048             2,133
MF Global Ltd. *                                        14,000                91
MicroFinancial, Inc.                                     1,900                 9
Moody's Corp. (a)                                       26,600               926
Morgan Stanley                                          90,300             3,565
MSCI, Inc., Class A *                                    3,000                89
Nelnet, Inc., Class A                                    7,500                81
NewStar Financial, Inc. *                                2,000                11
Northern Trust Corp.                                    18,500             1,446
Nymex Holdings, Inc.                                     8,000               656
NYSE Euronext                                           22,500             1,063
optionsXpress Holdings, Inc.                             5,300               131
Penson Worldwide, Inc. *                                 8,000               147
Piper Jaffray Cos., Inc. *                               3,950               140
Portfolio Recovery Associates, Inc. (a)*                 2,000                80
Raymond James Financial, Inc.                           10,350               299
Resource America, Inc., Class A                          4,000                47
SEI Investments Co.                                     19,400               447
Siebert Financial Corp.                                  2,900                 9
SLM Corp. (a)*                                          37,300               639
State Street Corp.                                      32,983             2,363
Stifel Financial Corp. *                                 3,000               126
SWS Group, Inc.                                          8,211               155
T. Rowe Price Group, Inc. (a)                           21,400             1,281
TD Ameritrade Holding Corp. *                           47,100               938
The Blackstone Group L.P. (a)                           22,000               409
The Charles Schwab Corp. (d)                           111,120             2,544
The First Marblehead Corp. (a)                           7,500                19
The Goldman Sachs Group, Inc.                           38,700             7,122
The Nasdaq OMX Group, Inc. *                            17,100               475
The Student Loan Corp.                                   1,700               185
TradeStation Group, Inc. *                               4,000                43
W.P. Carey & Co., LLC                                    4,100               120
Waddell & Reed Financial, Inc., Class A                  7,250               242
Westwood Holdings Group, Inc.                            4,285               199
World Acceptance Corp. *                                 5,000               164
                                                                 ---------------
                                                                          84,633
ENERGY 12.5%
--------------------------------------------------------------------------------
Abraxas Petroleum Corp. (a)*                             8,500                31
Adams Resources & Energy, Inc.                           1,400                40
Alliance Holdings GP L.P.                                1,000                29
Alliance Resource Partners L.P. (a)                      3,400               164
Alon USA Energy, Inc. (a)                                8,700                75
Alpha Natural Resources, Inc. *                          5,200               515
Anadarko Petroleum Corp.                                39,060             2,262
Apache Corp.                                            25,772             2,891
APCO Argentina, Inc.                                       800                23
Approach Resources, Inc. *                               4,000                80
Arch Coal, Inc.                                          7,000               394
Arena Resources, Inc. *                                  3,000               123
Atlas America, Inc.                                      4,005               148
ATP Oil & Gas Corp. *                                    6,600               188

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
Atwood Oceanics, Inc. *                                  4,800               220
Baker Hughes, Inc.                                      28,300             2,346
Basic Energy Services, Inc. *                            3,000                81
Berry Petroleum Co., Class A                             4,000               172
Bill Barrett Corp. *                                     3,700               152
BJ Services Co.                                         28,600               841
Boardwalk Pipeline Partners L.P.                        10,500               248
Bois d'Arc Energy, Inc. *                                5,500               120
BP Prudhoe Bay Royalty Trust                             2,200               189
Brigham Exploration Co. *                                5,000                70
Bristow Group, Inc. *                                    6,800               306
Buckeye Partners L.P.                                    3,400               143
Cabot Oil & Gas Corp.                                   27,200             1,197
Cal Dive International, Inc. *                           9,000                96
Callon Petroleum Co. *                                   5,000               115
Calumet Specialty Products Partners, L.P. (a)            5,000                70
Cameron International Corp. *                           18,200               869
CARBO Ceramics, Inc.                                     1,900               104
Carrizo Oil & Gas, Inc. *                                3,000               151
Cheniere Energy Partners L.P.                            2,500                19
Chesapeake Energy Corp.                                 39,200             1,966
Chevron Corp.                                          178,939            15,131
Cimarex Energy Co.                                       8,008               417
Clayton Williams Energy, Inc. *                          2,500               233
CNX Gas Corp. *                                         12,000               375
Compagnie Generale de Geophysique-Veritas
   ADR (a)*                                              6,029               234
Complete Production Services, Inc. *                     6,100               194
Comstock Resources, Inc. *                               4,500               275
Concho Resources, Inc. *                                 6,400               210
ConocoPhillips                                         134,223            10,955
CONSOL Energy, Inc.                                     14,100             1,049
Continental Resources, Inc. *                            5,000               286
CREDO Petroleum Corp. *                                  6,700                68
Cross Timbers Royalty Trust                              1,500                76
Crosstex Energy L.P. (a)                                 2,000                53
Crosstex Energy, Inc.                                    3,200               103
CVR Energy, Inc. *                                       6,900               109
Delek US Holdings, Inc.                                  7,000                56
Delta Petroleum Corp. (a)*                               8,600               164
Denbury Resources, Inc. *                               19,600               552
Devon Energy Corp.                                      37,360             3,545
Diamond Offshore Drilling, Inc.                         12,300             1,467
Dresser-Rand Group, Inc. *                               6,000               229
Dril-Quip, Inc. *                                        3,100               168
Eagle Rock Energy Partners L.P. (a)                      3,000                46
El Paso Corp.                                           51,387               921
El Paso Pipeline Partners L.P. (a)                       5,000                97
Enbridge Energy Management LLC (a)*                      1,481                76
Encore Acquisition Co. *                                 5,250               325
Energy Partners Ltd. *                                   9,001               107
Energy Transfer Equity L.P.                              3,000                89
Energy Transfer Partners L.P.                            4,000               171
ENGlobal Corp. *                                         4,000                49
ENSCO International, Inc.                               11,200               774
Enterprise GP Holdings L.P. (a)                          2,100                59

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Enterprise Products Partners L.P. (a)                   29,500               878
EOG Resources, Inc.                                     22,800             2,292
Exterran Holdings, Inc. *                                4,720               266
Exxon Mobil Corp.                                      471,166            37,896
FMC Technologies, Inc. *                                 9,182               567
Forest Oil Corp. *                                       4,450               254
Foundation Coal Holdings, Inc.                           3,700               220
Frontier Oil Corp.                                      14,400               263
General Maritime Corp.                                   8,000               215
Geomet, Inc. *                                           4,000                27
Global Industries Ltd. *                                14,400               172
Grey Wolf, Inc. *                                       15,000               128
Gulf Island Fabrication, Inc.                            2,800               124
GulfMark Offshore, Inc. *                                4,100               206
Gulfport Energy Corp. *                                  5,000                72
Halliburton Co.                                         81,200             3,639
Harvest Natural Resources, Inc. *                        6,000                59
Helix Energy Solutions Group,  Inc. *                    8,564               273
Helmerich & Payne, Inc.                                  9,600               568
Hercules Offshore, Inc. (a)*                             7,400               185
Hess Corp.                                              24,200             2,454
Holly Corp.                                              8,000               229
Hornbeck Offshore Services, Inc. (a)*                    5,000               223
Houston American Energy Corp. *                          4,000                36
Hugoton Royalty Trust                                    4,846               153
Inergy, L.P.                                             2,000                51
International Coal Group, Inc. (a)*                     12,800               134
ION Geophysical Corp. *                                  7,900               126
James River Coal Co. *                                   2,500               108
Key Energy Services, Inc. *                             10,300               165
Kinder Morgan Energy Partners L.P.                      15,000               859
Kinder Morgan Management LLC *                           4,295               236
Lufkin Industries, Inc.                                  3,500               312
Magellan Midstream Partners L.P.                         2,400                87
Marathon Oil Corp.                                      67,308             3,330
Mariner Energy, Inc. *                                   6,601               175
MarkWest Energy Partners L.P.                            1,000                33
Massey Energy Co.                                        6,800               505
Matrix Service Co. *                                     8,000               181
McMoRan Exploration Co. *                                4,500               121
Murphy Oil Corp.                                        14,500             1,156
Nabors Industries Ltd. *                                23,634               862
NATCO Group, Inc., Class A *                             6,200               295
National-Oilwell Varco, Inc. *                          32,622             2,565
Natural Gas Services Group *                             7,500               192
Natural Resource Partners L.P.                           4,000               152
Newfield Exploration Co. *                              10,600               519
Newpark Resources, Inc. *                               11,500                84
Ngas Resources, Inc. *                                   4,000                26
Noble Corp.                                             20,200             1,048
Noble Energy                                            14,218             1,050
NuStar Energy L.P.                                       1,600                73
NuStar GP Holdings LLC                                   1,000                20

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Occidental Petroleum Corp.                              75,020             5,914
Oceaneering International, Inc. *                        5,200               315
Oil States International, Inc. *                         3,600               198
Overseas Shipholding Group, Inc.                         3,700               291
OYO Geospace Corp. *                                       300                14
Panhandle Oil & Gas, Inc., Class A                       2,000                74
Parallel Petroleum Corp. *                               8,500               139
Parker Drilling Co. (a)*                                18,300               148
Patriot Coal Corp. *                                     1,850               233
Patterson-UTI Energy, Inc.                              13,200               375
Peabody Energy Corp.                                    18,500             1,252
Penn Virginia Corp.                                      5,000               304
Penn Virginia GP Holdings L.P.                           1,500                47
Penn Virginia Resource Partners, L.P.                    5,000               122
Petrohawk Energy Corp. *                                 5,000               167
Petroleum Development Corp. *                            4,000               221
PetroQuest Energy, Inc. *                                4,200                88
PHI, Inc. *                                              4,000               161
Pioneer Drilling Co. *                                   9,200               146
Pioneer Natural Resources Co.                           10,133               602
Plains All American Pipeline  L.P.                       7,295               336
Plains Exploration & Production Co. *                    6,765               379
Pride International, Inc. *                             12,700               492
Quest Resource Corp. *                                   4,000                37
Quicksilver Resources, Inc. *                            8,400               220
RAM Energy Resources, Inc. *                             4,000                19
Range Resources Corp.                                    8,100               393
Rex Energy Corp. *                                       8,000               159
Rosetta Resources, Inc. *                                6,600               156
Rowan Cos., Inc.                                         8,400               334
RPC, Inc.                                               11,475               197
SandRidge Energy, Inc. *                                 6,000               293
Schlumberger Ltd.                                      100,000            10,160
SEACOR Holdings, Inc. *                                  1,250               105
Ship Finance International Ltd.                          6,100               181
Smith International, Inc.                               17,300             1,287
Southwestern Energy Co. *                               30,000             1,089
Spectra Energy Corp.                                    50,178             1,363
St. Mary Land & Exploration Co.                          7,400               315
Stone Energy Corp. *                                     3,476               177
Sunoco Logistics Partners L.P.                           2,000                97
Sunoco, Inc.                                            11,000               447
Superior Energy Services, Inc. *                         9,900               470
Swift Energy Co. *                                       2,500               127
T-3 Energy Services, Inc. *                              5,000               343
Targa Resources Partners L.P.                            2,000                45
TC Pipelines L.P.                                        2,400                83
Teekay Corp.                                             6,000               262
Teekay LNG Partners L.P.                                 1,000                25
Tel Offshore Trust                                          83                 2
TEPPCO Partners L.P. (a)                                 7,000               214
Tesoro Corp. (a)                                        12,100               187
TETRA Technologies, Inc. *                               5,300               100
The Meridian Resource Corp. *                            3,100                10
The Williams Cos., Inc.                                 44,860             1,438

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Tidewater, Inc.                                          7,700               462
Transocean, Inc. (a)*                                   28,512             3,878
Trico Marine Services, Inc. *                            5,000               128
Ultra Petroleum Corp. *                                 13,000               928
Union Drilling, Inc. *                                   2,500                48
Unit Corp. *                                             4,400               297
USEC, Inc. (a)*                                         14,300                75
VAALCO Energy, Inc. *                                    9,000                59
Valero Energy Corp.                                     47,980             1,603
Verenium Corp. (a)*                                      1,100                 2
W&T Offshore, Inc.                                       7,500               332
W-H Energy Services, Inc. *                              3,400               311
Warren Resoruces, Inc. *                                 5,000                58
Weatherford International Ltd. *                        49,400             1,864
Western Refining, Inc. (a)                               5,600                45
Westmoreland Coal Co. *                                  6,500               151
Whiting Petroleum Corp. *                                3,400               318
World Fuel Services Corp.                                4,100                99
XTO Energy, Inc.                                        36,177             1,709
                                                                 ---------------
                                                                         165,685
FOOD & STAPLES RETAILING 2.7%
--------------------------------------------------------------------------------
Arden Group, Inc., Class A                                 600                87
BJ's Wholesale Club, Inc. *                              6,100               229
Casey's General Stores, Inc.                             5,100               126
Costco Wholesale Corp.                                  38,600             2,419
CVS Caremark Corp.                                     125,640             4,586
Ingles Markets, Inc., Class A                              300                 7
Longs Drug Stores Corp.                                  3,300               154
Nash Finch Co.                                           1,700                67
PriceSmart, Inc.                                           500                12
Rite Aid Corp. (a)*                                     40,400                52
Ruddick Corp.                                            3,100                96
Safeway, Inc.                                           35,900               959
Spartan Stores, Inc. (a)                                   500                12
SUPERVALU, Inc.                                         19,832               508
Sysco Corp.                                             48,636             1,379
The Andersons, Inc. (a)                                  1,000                45
The Great Atlantic & Pacific Tea Co., Inc. *             2,705                43
The Kroger Co.                                          60,800             1,719
The Pantry, Inc. *                                       1,000                16
United Natural Foods, Inc. (a)*                          2,600                50
Wal-Mart Stores, Inc.                                  342,100            20,054
Walgreen Co.                                            80,400             2,761
Weis Markets, Inc.                                       1,700                65
Whole Foods Market, Inc. (a)                            10,900               242
                                                                 ---------------
                                                                          35,688
FOOD, BEVERAGE & TOBACCO 5.1%
--------------------------------------------------------------------------------
Alliance One International, Inc. *                      10,800                48
Altria Group, Inc.                                     174,800             3,557
American Italian Pasta Co., Class A *                    1,000                11
Anheuser-Busch Cos., Inc.                               61,500             4,167
Archer-Daniels-Midland Co.                              53,958             1,545
Bridgford Foods Corp. *                                    300                 2
Brown-Forman Corp., Class B                              9,912               713
Bunge Ltd. (a)                                           8,000               791
Campbell Soup Co.                                       35,400             1,288

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Chiquita Brands International, Inc. (a)*                 3,200                49
Coca-Cola Bottling Co. Consolidated                        400                14
Coca-Cola Enterprises, Inc.                             30,000               508
ConAgra Foods, Inc.                                     43,293               939
Constellation Brands, Inc., Class A *                   17,600               379
Corn Products International, Inc.                        5,800               270
Dean Foods Co. *                                        11,113               237
Del Monte Foods Co.                                     16,031               136
Flowers Foods, Inc.                                      7,158               215
Fresh Del Monte Produce, Inc. *                          4,200                89
General Mills, Inc.                                     31,300             2,015
Green Mountain Coffee Roasters, Inc. (a)*                2,700                98
Griffin Land & Nurseries, Inc.                             300                10
H.J. Heinz Co.                                          27,900             1,406
Hormel Foods Corp.                                      11,500               416
J & J Snack Foods Corp.                                  6,400               203
John B. Sanfilippo & Son, Inc. *                         5,000                43
Kellogg Co.                                             34,400             1,825
Kraft Foods, Inc., Class A                             185,513             5,903
Lancaster Colony Corp.                                   3,400               111
Lance, Inc.                                              2,900                53
Lorillard, Inc. *                                       25,648             1,721
Maui Land & Pineapple Co., Inc. *                          800                23
McCormick & Co., Inc.                                   11,300               453
MGP Ingredients, Inc.                                    3,400                19
Molson Coors Brewing Co., Class B                       17,000               918
Monterey Gourmet Foods, Inc. *                             700                 1
National Beverage Corp. *                                4,500                35
PepsiAmericas, Inc.                                     13,200               312
PepsiCo, Inc.                                          140,800             9,372
Philip Morris International, Inc.                      174,800             9,028
Pilgrim's Pride Corp.                                    1,400                17
Ralcorp Holdings, Inc. (a)*                              6,700               362
Reynolds American, Inc.                                 22,664             1,265
Rocky Mountain Chocolate Factory, Inc.                   2,427                22
Sanderson Farms, Inc. (a)                                1,750                70
Sara Lee Corp.                                          64,378               879
Seaboard Corp.                                             200               360
Smithfield Foods, Inc. (a)*                              6,300               135
Tasty Baking Co.                                           500                 2
The Boston Beer Co., Inc., Class A *                     2,500               113
The Coca-Cola Co.                                      202,200            10,413
The Hain Celestial Group, Inc. *                         1,406                37
The Hershey Co. (a)                                     19,400               713
The J. M. Smucker Co.                                    5,438               265
The Pepsi Bottling Group, Inc. (a)                      23,400               652
Tootsie Roll Industries, Inc. (a)                        2,535                66
TreeHouse Foods, Inc. *                                  1,722                47
Tyson Foods, Inc., Class A                              30,340               452
Universal Corp.                                          4,800               248
UST, Inc.                                               12,700               668
Vector Group Ltd. (a)                                    3,921                70
Wm. Wrigley Jr. Co.                                     20,750             1,638

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Zapata Corp. *                                           8,000                56
                                                                 ---------------
                                                                          67,473
HEALTH CARE EQUIPMENT & SERVICES 4.2%
--------------------------------------------------------------------------------
ABIOMED, Inc. *                                            800                14
Advanced Medical Optics, Inc. *                          4,111                71
Aetna, Inc.                                             59,200             2,428
Align Technology, Inc. (a)*                              8,700                87
Alliance Imaging, Inc. *                                 1,800                17
Allscripts Healthcare Solutions, Inc. *                  1,900                23
Amedisys, Inc. (a)*                                      3,334               214
America Service Group, Inc. *                            3,550                38
American Medical Systems Holdings, Inc. (a)*             7,800               128
AMERIGROUP Corp. *                                       4,300               109
AmerisourceBergen Corp.                                 20,648               864
AMN Healthcare Services, Inc. *                          4,110                78
AmSurg Corp. *                                           2,300                62
Analogic Corp.                                           1,400               102
Apria Healthcare Group, Inc. *                           4,100                79
ArthroCare Corp. (a)*                                    1,400                30
Aspect Medical Systems, Inc. *                           3,700                20
athenahealth, Inc. *                                     1,000                30
Baxter International, Inc.                              53,018             3,638
Beckman Coulter, Inc.                                    5,100               369
Becton, Dickinson & Co.                                 21,300             1,809
BioScrip, Inc. *                                         2,172                 8
Boston Scientific Corp. *                              109,568             1,303
Brookdale Senior Living, Inc. (a)                          300                 5
C.R. Bard, Inc.                                          8,000               743
Cantel Medical Corp. *                                   3,571                33
Cardinal Health, Inc.                                   36,160             1,943
Centene Corp. *                                          4,000                89
Cerner Corp. *                                           8,400               375
Cerus Corp. *                                              500                 3
Chemed Corp.                                             3,900               167
Chindex International, Inc. *                            3,300                51
CIGNA Corp.                                             38,400             1,422
Clinical Data, Inc. *                                      175                 3
Community Health Systems, Inc. *                         7,100               234
CONMED Corp. (a)*                                        4,200               128
CorVel Corp. *                                           2,850                93
Coventry Health Care, Inc. *                            23,937               847
Covidien Ltd.                                           38,525             1,897
Cross Country Healthcare, Inc. *                         4,600                73
CryoLife, Inc. *                                           750                10
Cyberonics, Inc. *                                       1,200                33
Datascope Corp.                                          2,500               117
DaVita, Inc. *                                           8,250               461
DENTSPLY International, Inc.                            13,100               527
Eclipsys Corp. *                                         6,300               139
Edwards Lifesciences Corp. *                             3,900               244
Express Scripts, Inc. *                                 25,200             1,778
Five Star Quality Care, Inc. *                             135                 1
Gen-Probe, Inc. *                                        3,400               181
Gentiva Health Services, Inc. *                          3,250                83
Greatbatch, Inc. *                                       1,100                22
Haemonetics Corp. *                                      3,700               215

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Hanger Orthopedic Group, Inc. *                          5,400                92
Health Management Associates, Inc., Class A *           15,900                98
Health Net, Inc. *                                       9,100               254
HealthExtras, Inc. *                                     1,900                57
Healthspring, Inc. *                                     4,600                89
HealthTronics, Inc. *                                    3,500                11
Healthways, Inc. (a)*                                    3,100                79
Henry Schein, Inc. *                                     7,600               407
Hill-Rom Holdings, Inc. (a)                              5,800               163
Hlth Corp. *                                            21,926               240
Hologic, Inc. *                                         21,112               390
Home Diagnostics, Inc. *                                 2,500                20
Hospira, Inc. *                                         14,070               537
Humana, Inc. *                                          18,900               830
ICU Medical, Inc. *                                        550                16
IDEXX Laboratories, Inc. *                               5,000               267
Immucor, Inc. *                                          6,795               205
IMS Health, Inc.                                        19,300               403
Integra LifeSciences Holdings *                          1,100                50
Intuitive Surgical, Inc. *                               2,050               638
Invacare Corp.                                           2,000                47
inVentiv Health, Inc. *                                  4,733               114
Inverness Medical Innovations, Inc. *                      741                25
Kindred Healthcare, Inc. *                               4,624               125
Kinetic Concepts, Inc. *                                 5,600               196
Laboratory Corp. of America Holdings *                  12,800               865
Landauer, Inc.                                           1,100                71
LCA-Vision, Inc. (a)                                     2,500                15
LifePoint Hospitals, Inc. (a)*                           3,707               106
Lincare Holdings, Inc. *                                 7,100               229
Magellan Health Services, Inc. *                         3,007               126
McKesson Corp.                                          25,400             1,422
MedCath Corp. *                                          1,500                28
Medco Health Solutions, Inc. *                          50,066             2,482
Medical Action Industries, Inc. *                        3,750                37
Medical Staffing Network Holdings, Inc. *                1,800                 5
Medtronic, Inc.                                         95,374             5,039
Mentor Corp.                                             3,000                74
Meridian Bioscience, Inc.                               11,250               293
Merit Medical Systems, Inc. *                            2,222                45
Molina Healthcare, Inc. *                                2,500                75
National Healthcare Corp.                                  600                31
Neogen Corp. *                                             937                26
NOVT Corp. *                                               400                 1
Odyssey HealthCare, Inc. *                               2,250                21
Omnicare, Inc.                                          10,000               294
OraSure Technologies, Inc. *                             1,500                 6
Owens & Minor, Inc.                                      2,000                92
Patterson Cos., Inc. *                                  10,600               331
PDI, Inc. *                                              2,900                26
Pediatrix Medical Group, Inc. *                          6,000               292
PharMerica Corp. *                                       3,413                81
PSS World Medical, Inc. *                                5,800                97
Psychiatric Solutions, Inc. *                            4,400               154

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Quest Diagnostics, Inc.                                 14,820               788
RehabCare Group, Inc. *                                  4,000                66
Res-Care, Inc. *                                         4,500                83
ResMed, Inc. *                                           4,000               151
RTI Biologics, Inc. (a)*                                 1,700                14
SonoSite, Inc. (a)*                                      1,600                52
St. Jude Medical, Inc. *                                29,600             1,379
STERIS Corp.                                             6,100               208
Stryker Corp.                                           31,100             1,996
Sunrise Senior Living, Inc. *                            3,400                61
SXC Health Solutions Corp. *                               173                 2
Tenet Healthcare Corp. *                                36,650               212
The Cooper Cos., Inc.                                    2,781                94
The TriZetto Group, Inc. *                               5,900               129
Theragenics Corp. *                                      2,500                 9
Thoratec Corp. *                                         2,636                49
U.S. Physical Therapy, Inc. *                            3,500                57
UnitedHealth Group, Inc.                               118,880             3,338
Universal American Financial Corp. *                     4,000                42
Universal Health Services, Inc., Class B                 4,000               242
Utah Medical Products, Inc.                              2,500                74
Varian Medical Systems, Inc. *                          11,900               714
VCA Antech, Inc. *                                       7,900               230
Vital Signs, Inc.                                        1,900               139
WellCare Health Plans, Inc. *                            3,200               126
WellPoint, Inc. *                                       57,723             3,028
West Pharmaceutical Services, Inc.                       4,600               211
Wright Medical Group, Inc. *                             4,200               132
Young Innovations, Inc.                                  2,000                44
Zimmer Holdings, Inc. *                                 20,300             1,399
                                                                 ---------------
                                                                          56,224
HOUSEHOLD & PERSONAL PRODUCTS 2.1%
--------------------------------------------------------------------------------
Alberto-Culver Co.                                       9,450               254
Avon Products, Inc.                                     39,000             1,654
Central Garden & Pet Co. *                               1,600                 7
Central Garden & Pet Co., Class A *                      3,200                13
Chattem, Inc. (a)*                                       1,200                77
Church & Dwight Co., Inc.                                4,950               272
Colgate-Palmolive Co.                                   42,500             3,156
Energizer Holdings, Inc. *                               6,333               452
Herbalife Ltd.                                           5,800               251
Inter Parfums, Inc.                                      1,013                15
Kimberly-Clark Corp.                                    40,639             2,350
NBTY, Inc. *                                             5,400               186
Nu Skin Enterprises, Inc., Class A                       6,500               105
Nutraceutical International Corp. *                      5,000                61
Oil-Dri Corp. of America                                   500                 9
Spectrum Brands, Inc. (a)*                               2,800                 7
The Clorox Co.                                          12,200               665
The Estee Lauder Cos., Inc., Class A                    12,800               564
The Procter & Gamble Co.                               269,915            17,674
USANA Health Sciences, Inc. (a)*                         3,500               119
WD-40 Co.                                                1,600                55
                                                                 ---------------
                                                                          27,946

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
INSURANCE  4.6%
-----------------------------------------------------------------------------------
21st Century Holding Co.                                 1,500                13
ACE Ltd.                                                23,100             1,171
Aflac, Inc.                                             42,600             2,369
Alleghany Corp. *                                          228                72
Allied World Assurance Co. Holdings Ltd.                 4,900               204
Ambac Financial Group, Inc. (a)                          7,750                20
American Financial Group, Inc.                          10,750               311
American International Group, Inc.                     211,922             5,521
American National Insurance Co.                          1,300               123
American Physicians Capital, Inc.                        3,750               187
AmTrust Financial Services, Inc.                         7,500               109
Aon Corp.                                               25,500             1,168
Arch Capital Group Ltd. *                                6,900               481
Argo Group International Holdings Ltd. *                 1,556                53
Arthur J. Gallagher & Co.                                6,800               173
Aspen Insurance Holdings Ltd.                            7,000               178
Assurant, Inc.                                          11,500               691
Axis Capital Holdings Ltd.                              12,200               386
Baldwin & Lyons, Inc., Class B                             750                16
Berkshire Hathaway, Inc., Class A (a)*                     128            14,650
Brown & Brown, Inc.                                     11,000               193
Cincinnati Financial Corp.                              13,450               374
Citizens, Inc. (a)*                                      5,000                37
CNA Financial Corp.                                     20,900               558
CNA Surety Corp. *                                       4,700                61
Conseco, Inc. *                                         16,000               134
Crawford & Co., Class B *                                1,600                16
Darwin Professional Underwriters, Inc. *                 2,500                77
Delphi Financial Group, Inc., Class A                    6,772               169
Eastern Insurance Holdings, Inc.                         2,500                39
EMC Insurance Group, Inc.                                1,200                29
Employers Holdings, Inc.                                 4,200                75
Endurance Specialty Holdings Ltd.                        5,000               153
Erie Indemnity Co., Class A                              5,500               240
Everest Re Group Ltd.                                    5,900               483
FBL Financial Group, Inc., Class A                       2,090                44
Fidelity National Financial, Inc., Class A              17,327               231
First American Corp.                                     7,800               197
FPIC Insurance Group, Inc. *                               400                20
Genworth Financial, Inc., Class A                       37,500               599
Hanover Insurance Group, Inc.                            4,900               210
Harleysville Group, Inc.                                 1,800                64
HCC Insurance Holdings, Inc.                             7,950               180
Hilb Rogal & Hobbs Co.                                   3,000               130
Hilltop Holdings, Inc. *                                 3,726                38
Horace Mann Educators Corp.                              4,300                60
Independence Holding Co.                                 2,700                34
Infinity Property & Casualty Corp.                       2,500               111
IPC Holdings Ltd.                                        5,000               161
LandAmerica Financial Group, Inc. (a)                    5,300                61

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Lincoln National Corp.                                  21,926             1,046
Loews Corp.                                             25,645             1,143
Markel Corp. *                                             300               109
Marsh & McLennan Cos., Inc.                             43,000             1,215
MBIA, Inc. (a)                                          11,250                67
Mercury General Corp.                                    5,400               273
MetLife, Inc. (a)                                       62,000             3,148
Montpelier Re Holdings Ltd.                              8,100               127
National Financial Partners Corp. (a)                    2,500                52
National Western Life Insurance Co., Class A               300                71
Nationwide Financial Services, Inc., Class A            16,400               760
NYMAGIC, Inc.                                            2,100                42
Odyssey Re Holdings Corp.                                5,400               211
Old Republic International Corp.                        20,437               215
OneBeacon Insurance Group Ltd.                           8,200               148
PartnerRe Ltd.                                           5,400               380
Penn Treaty American Corp. *                               150                 1
Philadelphia Consolidated Holding Corp. *                5,500               321
PMA Capital Corp., Class A *                               700                 7
Presidential Life Corp.                                  1,000                16
Principal Financial Group, Inc.                         25,400             1,080
ProAssurance Corp. *                                     1,670                82
Protective Life Corp.                                    5,500               198
Prudential Financial, Inc.                              45,500             3,138
Reinsurance Group of America, Inc.                       5,100               253
RenaissanceRe Holdings Ltd.                              5,800               295
RLI Corp.                                                2,800               153
SAFECO Corp.                                            12,500               827
Safety Insurance Group, Inc.                             1,000                42
Selective Insurance Group, Inc.                          5,400               117
StanCorp Financial Group, Inc.                           5,000               247
State Auto Financial Corp.                               3,800               110
Stewart Information Services Corp.                       1,400                24
The Allstate Corp.                                      58,874             2,721
The Chubb Corp.                                         33,094             1,590
The Hartford Financial Services Group, Inc.             24,400             1,547
The Navigators Group, Inc. *                             1,500                71
The Phoenix Cos., Inc.                                   9,500                92
The Progressive Corp.                                   85,200             1,725
The Travelers Cos., Inc.                                54,550             2,407
Torchmark Corp.                                         10,600               615
Transatlantic Holdings, Inc.                             6,437               373
United Fire & Casualty Co.                               5,000               136
Unitrin, Inc.                                            5,600               155
Unum Group                                              23,914               578
W. R. Berkley Corp.                                     22,950               542
Wesco Financial Corp.                                      200                74
White Mountains Insurance Group Ltd.                       200                87
XL Capital Ltd., Class A (a)                            14,700               263


                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Zenith National Insurance Corp.                          3,400               117
                                                                 ---------------
                                                                          61,685
MATERIALS 4.5%
--------------------------------------------------------------------------------
A. Schulman, Inc.                                        2,300                53
A.M. Castle & Co.                                        4,000                81
AbitibiBowater, Inc. (a)                                 1,196                10
AEP Industries, Inc. *                                   1,900                33
Air Products & Chemicals, Inc.                          17,700             1,685
Airgas, Inc.                                             7,500               430
AK Steel Holding Corp.                                   9,527               605
Albemarle Corp.                                          9,000               350
Alcoa, Inc.                                             71,664             2,419
Allegheny Technologies, Inc.                             7,700               364
AptarGroup, Inc.                                         6,900               267
Arch Chemicals, Inc.                                     2,700                87
Ashland, Inc.                                            5,500               230
Ball Corp.                                               8,700               388
Bemis Co., Inc.                                          8,900               251
Brush Engineered Materials, Inc. *                       4,000                96
Buckeye Technologies, Inc. *                             7,700                75
Cabot Corp.                                              5,200               139
Calgon Carbon Corp. *                                    4,000                76
Carpenter Technology Corp.                               5,000               193
Celanese Corp., Series A                                12,500               482
Century Aluminum Co. *                                   3,100               184
CF Industries Holdings, Inc.                             4,400               719
Chemtura Corp.                                          19,427               127
Chesapeake Corp. *                                       1,000                 2
Cleveland-Cliffs, Inc.                                   6,000               650
Commercial Metals Co.                                    9,000               269
Compass Minerals International, Inc.                     5,000               378
Crown Holdings, Inc. *                                  13,400               376
Cytec Industries, Inc.                                   3,600               195
Deltic Timber Corp.                                        700                43
Domtar Corp. *                                          39,000               222
E.I. du Pont de Nemours & Co.                           78,195             3,426
Eagle Materials, Inc.                                    4,143               103
Eastman Chemical Co.                                     8,100               486
Ecolab, Inc.                                            21,500               961
Ferro Corp.                                              8,200               178
FMC Corp.                                                6,200               461
Freeport-McMoRan Copper & Gold, Inc.                    30,122             2,914
Georgia Gulf Corp.                                       3,300                10
Glatfelter                                               4,000                58
Goldcorp, Inc.                                          18,759               701
Greif, Inc., Class A                                     7,400               450
H.B. Fuller Co.                                          6,500               162
Hawkins, Inc.                                            1,900                28
Headwaters, Inc. (a)*                                    7,500                98
Hecla Mining Co. (a)*                                   12,000               110
Hercules, Inc.                                          11,000               221
Horsehead Holding Corp. *                                4,000                49
Huntsman Corp.                                          17,500               236
Innophos Holdings, Inc.                                  6,500               191
International Flavors & Fragrances, Inc.                 7,400               298

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
International Paper Co. (a)                             39,304             1,089
Koppers Holdings, Inc.                                   2,500               108
Kronos Worldwide, Inc.                                   6,060                87
Landec Corp. *                                           6,500                58
Louisiana-Pacific Corp.                                  8,300                70
Martin Marietta Materials, Inc. (a)                      4,200               441
Material Sciences Corp. *                                8,000                61
MeadWestvaco Corp.                                      14,474               388
Minerals Technologies, Inc.                              3,100               200
Mod-Pac Corp. *                                            500                 2
Monsanto Co.                                            43,290             5,156
Myers Industries, Inc.                                   8,080                90
Nalco Holding Co.                                       13,600               320
Neenah Paper, Inc.                                       1,231                23
NewMarket Corp.                                          2,000               123
Newmont Mining Corp.                                    32,251             1,547
NL Industries, Inc.                                      7,800                78
Nucor Corp.                                             27,000             1,545
Olin Corp.                                               7,320               218
OM Group, Inc. *                                         2,400                81
Omnova Solutions, Inc. *                                 3,400                 9
Owens-Illinois, Inc. *                                  13,700               579
Packaging Corp. of America                               8,500               217
Pactiv Corp. *                                          12,400               299
Penford Corp.                                            5,200                74
PolyOne Corp. *                                          7,200                54
PPG Industries, Inc. (a)                                13,900               843
Praxair, Inc.                                           25,700             2,409
Reliance Steel & Aluminum Co.                            8,500               537
Rock-Tenn Co., Class A                                   4,500               160
Rockwood Holdings, Inc. *                                5,900               225
Rohm & Haas Co.                                         26,753             2,006
Royal Gold, Inc.                                         2,200                78
RPM International, Inc.                                  9,600               197
RTI International Metals, Inc. *                         1,500                41
Schnitzer Steel Industries, Inc., Class A                1,650               149
Schweitzer-Mauduit International, Inc.                   3,300                61
Sealed Air Corp.                                        14,500               315
Sensient Technologies Corp.                              4,800               149
Sigma-Aldrich Corp.                                     12,600               765
Silgan Holdings, Inc.                                    5,800               306
Sims Group Ltd.                                          5,125               159
Smurfit-Stone Container Corp. *                         20,000               114
Sonoco Products Co.                                      8,000               261
Southern Copper Corp. (a)                               68,400             1,900
Spartech Corp.                                           8,200                83
Steel Dynamics, Inc.                                    14,000               443
Stepan Co.                                               1,200                69
Stillwater Mining Co. (a)*                              11,233               107
Temple-Inland, Inc.                                      8,800               143
Terra Industries, Inc.                                   7,500               405
Texas Industries, Inc.                                   1,000                52
The Dow Chemical Co.                                    78,766             2,624
The Lubrizol Corp.                                       5,400               269
The Mosaic Co. *                                        36,000             4,580
The Scotts Miracle-Gro Co., Class A                      5,600               109
The Valspar Corp. (a)                                    8,400               182

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Titanium Metals Corp. (a)                               11,307               127
United States Steel Corp.                                9,900             1,588
Valhi, Inc.                                              8,600               197
Vulcan Materials Co. (a)                                 7,592               487
Wausau Paper Corp.                                       8,700                77
Westlake Chemical Corp.                                  5,100                89
Weyerhaeuser Co.                                        18,250               976
Worthington Industries, Inc.                             7,200               128
Yamana Gold, Inc.                                       14,751               182
Zep, Inc.                                                6,600               113
                                                                 ---------------
                                                                          59,242
MEDIA 3.2%
--------------------------------------------------------------------------------
4Kids Entertainment, Inc. *                              4,000                35
Acme Communications, Inc. *                              1,900                 2
AH Belo Corp., Class A                                   1,880                10
Alloy, Inc. *                                            3,500                25
Arbitron, Inc.                                           2,120               100
Belo Corp., Class A                                      9,400                64
Cablevision Systems Corp.,  Class A *                   21,100               512
Carmike Cinemas, Inc.                                    2,500                16
CBS Corp., Class B                                      72,006             1,178
CKX, Inc. *                                              7,300                57
Clear Channel Outdoor Holdings, Inc.,
   Class A *                                            28,700               458
Comcast Corp., Class A                                 227,004             4,681
Comcast Corp., Special Class A                          64,200             1,319
Cox Radio, Inc., Class A *                               4,600                46
Crown Media Holdings, Inc.,  Class A *                   6,000                25
Cumulus Media Inc., Class A (a)*                         4,351                13
Daily Journal Corp. *                                      500                21
Discovery Holding Co., Class A *                        22,323               444
DISH Network Corp., Class A *                           37,700             1,109
DreamWorks Animation SKG, Inc., Class A *                8,200               244
Emmis Communications Corp., Class A *                      713                 1
Entercom Communications Corp., Class A                   3,000                18
Entravision Communications Corp., Class A *              5,000                16
Gannett Co., Inc. (a)                                   19,500               353
Gray Television, Inc.                                    5,600                14
Harte-Hanks, Inc.                                        8,100               101
Hearst-Argyle Television, Inc. (a)                       7,500               159
Idearc, Inc.                                            12,378                16
Interactive Data Corp.                                  20,700               596
John Wiley & Sons, Inc., Class A                         6,300               286
Journal Communications, Inc., Class A                    7,500                36
Journal Register Co.                                     3,200                --
Lakes Entertainment, Inc. *                              1,800                10
Lamar Advertising Co., Class A (a)*                      9,200               349
Lee Enterprises, Inc. (a)                                2,500                 8
Liberty Global, Inc., Series A *                        37,575             1,083
Liberty Global, Inc., Series C *                        12,601               345

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Liberty Media Corp - Entertainment, Series A *          44,644             1,099
LIN TV Corp., Class A *                                  3,300                20
Live Nation, Inc. *                                      6,215                78
Martha Stewart Living Omnimedia, Inc.,
   Class A (a)*                                          3,900                28
Marvel Entertainment, Inc. *                            11,700               406
Media General, Inc., Class A (a)                         2,000                25
Mediacom Communications Corp., Class A *                 7,600                43
Meredith Corp.                                           3,800                97
Morningstar, Inc. *                                      3,200               202
News Corp., Class A                                    253,950             3,588
Nexstar Broadcasting Group, Inc., Class A *              4,500                13
Omnicom Group, Inc.                                     33,600             1,434
Playboy Enterprises, Inc., Class B *                     4,500                21
R.H. Donnelley Corp. (a)*                                5,466                 9
Radio One, Inc., Class A *                               9,500                18
Regal Entertainment Group, Class A (a)                  12,100               201
Salem Communications Corp., Class A                        900                 1
Scholastic Corp.                                         2,200                57
Scripps Networks Interactive, Class A *                 12,000               487
Sinclair Broadcast Group, Inc., Class A                  7,300                56
Sirius Satellite Radio, Inc. (a)*                       70,380               113
The DIRECTV Group, Inc. *                              101,476             2,742
The E.W. Scripps Co., Class A                            4,000                28
The Interpublic Group of Cos., Inc. *                   34,537               304
The McClatchy Co., Class A (a)                           8,416                36
The McGraw-Hill Cos., Inc.                              34,600             1,407
The New York Times Co., Class A (a)                     13,200               166
The Walt Disney Co.                                    195,410             5,931
The Washington Post Co., Class B                           600               371
Time Warner Cable, Inc., Class A (a)*                   75,000             2,132
Time Warner, Inc.                                      367,052             5,256
Valassis Communications, Inc. (a)*                       3,700                33
Value Line, Inc.                                           300                11
Viacom, Inc., Class B *                                 56,606             1,581
Virgin Media, Inc. (a)                                  15,000               168
Voyager Learning Co. *                                   1,700                 8
Warner Music Group Corp.                                11,700                98
Westwood One, Inc. *                                     7,200                 9
World Wrestling Entertainment, Inc., Class A             4,900                80
Xanadoo Co., Class A *                                      63                19
                                                                 ---------------
                                                                          42,126
PHARMACEUTICALS & BIOTECHNOLOGY 7.6%
--------------------------------------------------------------------------------
Abbott Laboratories                                    125,705             7,082

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Abraxis BioScience *                                     1,500               113
Accelrys, Inc. *                                         4,300                24
Acura Pharmaceuticals, Inc. *                            1,000                 7
Adolor Corp. *                                           8,700                35
Affymax, Inc. *                                          2,900                57
Affymetrix, Inc. *                                       8,900                70
Albany Molecular Research, Inc. *                        5,600                86
Alexion Pharmaceuticals, Inc. *                          3,100               291
Alkermes, Inc. *                                         8,500               134
Allergan, Inc.                                          26,468             1,375
Alnylam Pharmaceuticals, Inc. (a)*                       7,400               257
Alpharma, Inc., Class A *                                7,700               175
Amgen, Inc. *                                          103,268             6,468
Amicus Therapeutics, Inc. *                                500                 8
Amylin Pharmaceuticals, Inc. (a)*                        2,300                73
Aphton Corp. *                                             800                --
APP Pharmaceuticals, Inc. *                             14,000               331
Applied Biosystems, Inc.                                16,500               609
Arena Pharmaceuticals, Inc. *                              800                 5
ArQule, Inc. *                                           8,800                33
Avigen, Inc. *                                             900                 3
Barr Pharmaceuticals, Inc. *                             8,781               579
Bio-Rad Laboratories, Inc.,    Class A *                 3,000               267
BioCryst Pharmaceuticals, Inc. *                         1,400                 5
Biogen Idec, Inc. *                                     28,125             1,962
BioMarin Pharmaceuticals, Inc. *                         1,800                59
Bristol-Myers Squibb Co.                               162,750             3,437
Bruker Corp. *                                           2,100                29
Caliper Life Sciences, Inc. *                              700                 3
Cambrex Corp. *                                          8,900                68
Caraco Pharmaceutical Laboratories Ltd. *                2,000                28
Celera Corp. *                                           9,600               131
Celgene Corp. *                                         29,091             2,196
Cell Genesys, Inc. *                                     1,500                 5
Cephalon, Inc. *                                         6,000               439
Charles River Laboratories International, Inc. *         6,416               426
Cougar Biotechnology, Inc. *                             1,000                34
Covance, Inc. *                                          5,800               532
Cubist Pharmaceuticals, Inc. *                           8,900               202
CV Therapeutics, Inc. *                                  5,500                52
Cypress Bioscience, Inc. *                               4,000                35
Dendreon Corp. (a)*                                      1,400                 8
Dionex Corp. *                                           5,200               362
Durect Corp. *                                           2,000                 9
Dyax Corp. *                                             2,000                 9
Eli Lilly & Co.                                         92,400             4,353
Emergent Biosolutions, Inc. *                            4,000                54
Endo Pharmaceuticals Holdings, Inc. *                   10,500               243
Enzo Biochem, Inc. *                                     5,781                82
Enzon Pharmaceuticals, Inc. (a)*                         8,900                73
eResearch Technology, Inc. *                             5,625                82
Exelixis, Inc. *                                         7,300                51
Forest Laboratories, Inc. *                             27,500               977
Genentech, Inc. *                                       87,300             8,315

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Genzyme Corp. *                                         20,732             1,589
Geron Corp. (a)*                                         1,000                 4
Gilead Sciences, Inc. *                                 75,840             4,094
GTx, Inc. *                                              3,000                56
Harvard Bioscience, Inc. *                                 500                 3
Human Genome Sciences, Inc. *                            5,100                34
Illumina, Inc. *                                         4,600               429
ImClone Systems, Inc. *                                  6,935               443
ImmunoGen, Inc. *                                        1,500                 7
Impax Laboratories, Inc. (b)(e)*                         1,600                11
Incyte Corp. *                                           2,600                24
Indevus Pharmaceuticals, Inc. *                          1,800                 3
Inspire Pharmaceuticals, Inc. *                          1,300                 5
InterMune, Inc. *                                        1,100                19
Invitrogen Corp. *                                       7,258               322
Isis Pharmaceuticals, Inc. (a)*                          7,300               125
Johnson & Johnson                                      246,370            16,869
K-V Pharmaceutical Co., Class A *                        2,700                55
Kendle International, Inc. (a)*                          2,700               111
King Pharmaceuticals, Inc. *                            22,516               259
Lexicon Pharmaceuticals, Inc. *                          6,900                17
Ligand Pharmaceuticals, Inc., Class B *                  2,300                 8
Luminex Corp. *                                          7,800               172
MAP Pharmaceuticals, Inc. *                                500                 5
Martek Biosciences Corp. (a)*                            3,000               113
Matrixx Initiatives, Inc. *                              2,700                50
Maxygen, Inc. *                                          6,500                32
Medarex, Inc. *                                         15,600               154
Medicis Pharmaceutical Corp., Class A                    5,900               108
Merck & Co., Inc.                                      183,552             6,039
Millipore Corp. *                                        5,100               359
Momenta Pharmaceuticals, Inc. (a)*                       4,000                66
Mylan, Inc. (a)*                                        25,500               331
Myriad Genetics, Inc. *                                  1,400                93
Nabi Biopharmaceuticals *                                2,800                15
Nektar Therapeutics (a)*                                 2,200                11
Neurocrine Biosciences, Inc. *                           1,400                 7
Noven Pharmaceuticals, Inc. *                            5,800                72
NPS Pharmacuticals, Inc. *                               1,000                 5
Omrix Biopharmaceuticals, Inc. *                         5,500               102
Onyx Pharmaceuticals, Inc. *                             4,500               182
Orchid Cellmark, Inc. *                                    280                 1
OSI Pharmaceuticals, Inc. *                              4,998               263
OXiGENE, Inc. *                                            900                 1
Pain Therapeutics, Inc. *                                7,400                63
Par Pharmaceutical Cos., Inc. *                          5,900               102
PAREXEL International Corp. *                            4,800               140
PDL BioPharma, Inc.                                      9,500               106
PerkinElmer, Inc.                                       11,477               334
Perrigo Co.                                              7,300               257
Pfizer, Inc.                                           610,192            11,392
Pharmaceutical Product Development, Inc.                10,000               381
Pharmacopeia, Inc. *                                       650                 2
Pharmanet Development Group, Inc. *                      8,500               205

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
POZEN, Inc. (a)*                                         1,300                16
Regeneron Pharmaceuticals, Inc. *                        9,200               201
Replidyne, Inc. *                                        3,500                 4
Salix Pharmaceuticals Ltd. *                             4,000                32
Sangamo BioSciences, Inc. (a)*                           1,200                13
Savient Pharmaceuticals, Inc. (a)*                       2,300                61
Schering-Plough Corp.                                  121,750             2,567
Sciele Pharma, Inc. (a)*                                 7,400               138
Sepracor, Inc. *                                         9,100               159
Sucampo Pharmaceuticals, Inc., Class A *                 1,500                18
SuperGen, Inc. *                                           900                 2
Synta Pharmaceuticals Corp. (a)*                         4,000                31
Techne Corp. *                                           3,800               302
The Medicines Co. *                                      8,300               184
Thermo Fisher Scientific, Inc. *                        37,302             2,258
Trimeris, Inc.                                           3,000                15
United Therapeutics Corp. *                              3,000               340
Valeant Pharmaceuticals International (a)*               7,900               135
Varian, Inc. *                                           5,800               287
Vertex Pharmaceuticals, Inc. *                           3,144               108
Vical, Inc. *                                            1,600                 5
ViroPharma, Inc. *                                      10,000               123
VIVUS, Inc. *                                            4,000                34
Warner Chilcott Ltd., Class A *                         20,500               347
Waters Corp. *                                           8,700               591
Watson Pharmaceuticals, Inc. *                           7,732               224
Wyeth                                                  109,400             4,433
XenoPort, Inc. *                                         2,500               115
ZymoGenetics, Inc. (a)*                                  2,000                17
                                                                 ---------------
                                                                         100,753
REAL ESTATE 1.6%
--------------------------------------------------------------------------------
Alexander's, Inc. (a)*                                     700               248
Alexandria Real Estate Equities, Inc. (a)                2,500               258
AMB Property Corp.                                       7,300               357
American Land Lease, Inc.                                1,700                33
American Realty Investors, Inc. *                        1,537                13
Annaly Capital Management, Inc.                         24,400               368
Anthracite Capital, Inc. (a)                             4,900                31
Anworth Mortgage Asset Corp.                             1,000                 6
Apartment Investment & Management Co.,
   Class A                                               7,725               264
AvalonBay Communities, Inc. (a)                          6,100               608
Boston Properties, Inc.                                  9,900               952
Brandywine Realty Trust                                  7,363               118
BRE Properties, Inc.                                     5,000               244
Brookfield Properties Corp.                             26,700               504
Camden Property Trust                                    4,800               236
CapitalSource, Inc. (a)                                  6,900                80
Capstead Mortgage Corp.                                  2,240                25
CB Richard Ellis Group, Inc., Class A (a)*              17,500               246
CBL & Associates Properties, Inc.                        4,400                85
Colonial Properties Trust                                2,567                51
Consolidated-Tomoka Land Co.                               900                36
Corporate Office Properties Trust                        3,500               136

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Cousins Properties, Inc. (a)                             5,200               114
DCT Industrial Trust, Inc.                              14,500               123
Developers Diversified Realty Corp.                     10,112               323
Douglas Emmett, Inc.                                     9,000               212
Duke Realty Corp.                                       12,990               321
EastGroup Properties, Inc.                                 900                42
Entertainment Properties Trust                           2,200               118
Equity Lifestyle Properties, Inc.                        3,000               144
Equity One, Inc. (a)                                     6,600               127
Equity Residential                                      24,700             1,066
Essex Property Trust, Inc.                               2,600               316
Federal Realty Investment Trust (a)                      5,200               378
FelCor Lodging Trust, Inc.                               5,700                46
First Industrial Realty Trust, Inc. (a)                  2,600                64
Forest City Enterprises, Inc., Class A                  10,400               271
Forestar Real Estate Group, Inc. *                       2,933                53
Friedman, Billings, Ramsey Group, Inc.,
   Class A                                              12,080                21
FX Real Estate & Entertainment, Inc. *                   1,460                 3
General Growth Properties, Inc. (a)                     20,460               561
Getty Realty Corp.                                       2,000                37
Glimcher Realty Trust                                    3,800                35
Gramercy Capital Corp. (a)                               1,028                 7
HCP, Inc.                                               10,648               384
Health Care REIT, Inc.                                   7,700               384
Healthcare Realty Trust, Inc. (a)                        4,900               142
Highwoods Properties, Inc.                               5,600               204
Home Properties, Inc. (a)                                2,500               138
Hospitality Properties Trust                             8,500               181
Host Hotels & Resorts, Inc.                             39,254               515
HRPT Properties Trust                                   19,000               133
Inland Real Estate Corp.                                 5,500                82
iStar Financial, Inc. (a)                                9,390                77
Jones Lang LaSalle, Inc.                                 2,300               110
Kilroy Realty Corp.                                      1,800                82
Kimco Realty Corp. (a)                                  19,195               677
LaSalle Hotel Properties                                 3,500                80
Lexington Realty Trust                                   3,000                43
Liberty Property Trust                                   8,300               302
LTC Properties, Inc.                                     2,800                82
Mack-Cali Realty Corp.                                   5,900               226
Maguire Properties, Inc.                                 3,000                32
MFA Mortgage Investments, Inc.                           5,500                36
Mid-America Apartment Communities, Inc.                  2,500               144
National Health Investors, Inc.                          3,100                96
National Retail Properties, Inc. (a)                     3,320                70
Nationwide Health Properties,  Inc. (a)                  8,100               301
New Century Financial Corp. *                            3,600                --
Newcastle Investment Corp. (a)                           2,200                13
NovaStar Financial, Inc. (a)*                              500                 1

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
OMEGA Healthcare Investors, Inc.                         2,784                48
Parkway Properties, Inc.                                   500                18
Pennsylvania Real Estate Investment Trust                2,500                46
Plum Creek Timber Co., Inc.                             15,047               733
PMC Commercial Trust                                     1,500                12
Post Properties, Inc.                                    2,200                70
Potlatch Corp. (a)                                       2,753               128
ProLogis (a)                                            20,854             1,019
PS Business Parks, Inc.                                  3,000               158
Public Storage                                          14,590             1,195
RAIT Financial Trust (a)                                 3,300                22
Ramco-Gershenson Properties Trust                        1,400                30
Rayonier, Inc.                                           2,388               112
Realty Income Corp. (a)                                  8,600               217
Redwood Trust, Inc. (a)                                  2,500                55
Regency Centers Corp.                                    5,700               339
Reis, Inc. *                                             1,400                 8
Saul Centers, Inc.                                       2,100               102
Senior Housing Properties Trust                          7,450               157
SL Green Realty Corp.                                    4,750               396
Sovran Self Storage, Inc. (a)                              800                33
Sun Communities, Inc.                                    3,000                51
Tanger Factory Outlet Centers, Inc.                      1,600                60
Taubman Centers, Inc.                                    4,100               197
Tejon Ranch Co. *                                          674                20
The Macerich Co.                                         5,200               288
The St. Joe Co. (a)                                      5,300               186
UDR, Inc.                                               11,900               304
UMH Properties, Inc.                                     1,600                13
Universal Health Realty Income Trust                       900                32
Urstadt Biddle Properties                                  500                 8
Urstadt Biddle Properties, Class A                       1,000                17
Ventas, Inc.                                             5,800               260
Vornado Realty Trust                                    10,500               998
Washington Real Estate Investment Trust                  3,100               106
Weingarten Realty Investors                              7,975               243
                                                                 ---------------
                                                                          21,497
RETAILING 2.8%
--------------------------------------------------------------------------------
99 Cents Only Stores *                                   3,066                21
Aaron Rents, Inc.                                        6,250               172
Aaron Rents, Inc., Class A                               2,175                51
Abercrombie & Fitch Co., Class A                         5,800               320
Advance Auto Parts, Inc.                                 9,540               392
Aeropostale, Inc. *                                      6,600               213
Amazon.com, Inc. (a)*                                   33,700             2,573
America's Car-Mart, Inc. (a)*                            3,750                75
American Eagle Outfitters, Inc.                         18,150               254
AnnTaylor Stores Corp. *                                 9,825               222
Asbury Automotive Group, Inc.                            4,100                41
Audiovox Corp., Class A *                                1,600                15
AutoNation, Inc. (a)*                                   21,600               223
AutoZone, Inc. *                                         6,100               795

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Barnes & Noble, Inc.                                     7,400               175
Bed Bath & Beyond, Inc. (a)*                            23,700               660
Best Buy Co., Inc. (a)                                  39,225             1,558
Big Lots, Inc. (a)*                                     11,100               338
Blockbuster, Inc., Class A (a)*                         15,300                43
Borders Group, Inc. (a)                                  5,700                28
Brown Shoe Co., Inc.                                     6,675               108
Building Materials Holding Corp. (a)                     3,000                 6
Cabela's, Inc. (a)*                                      3,500                41
CarMax, Inc. (a)*                                       17,046               228
Charlotte Russe Holding, Inc. *                          2,500                32
Charming Shoppes, Inc. *                                10,200                56
Chico's FAS, Inc. *                                     13,300                74
Christopher & Banks Corp.                                2,900                25
Circuit City Stores, Inc. (a)                           16,500                33
Coldwater Creek, Inc. (a)*                               8,502                55
Collective Brands, Inc. *                                5,906                76
Dick's Sporting Goods, Inc. *                           11,000               193
Dillard's, Inc., Class A (a)                             5,500                56
Dollar Tree, Inc. *                                      8,650               324
DSW, Inc., Class A *                                     3,500                47
Duckwall-ALCO Stores, Inc. *                             1,800                18
Expedia, Inc. *                                         31,345               613
Family Dollar Stores, Inc.                              12,700               296
Foot Locker, Inc.                                       14,100               212
GameStop Corp., Class A *                               12,048               488
Genesco, Inc. *                                          4,300               126
Genuine Parts Co.                                       13,500               541
Group 1 Automotive, Inc.                                 1,400                27
Guess?, Inc.                                             7,900               250
Handleman Co. (a)*                                       6,600                 9
Hibbett Sports, Inc. *                                   3,543                75
Hollywood Media Corp. *                                  1,100                 3
IAC/InterActiveCorp. *                                  31,345               547
J. Crew Group, Inc. (a)*                                 5,500               158
J.C. Penney Co., Inc.                                   27,400               845
Kohl's Corp. (a)*                                       28,300             1,186
Liberty Media Corp. - Interactive Class A *             55,809               783
Limited Brands, Inc.                                    31,520               520
Lithia Motors, Inc., Class A                               700                 3
Lowe's Cos., Inc.                                      122,500             2,489
Macy's, Inc.                                            42,952               808
Midas, Inc. *                                            6,800                98
Monro Muffler Brake, Inc.                                1,575                29
Mothers Work, Inc. *                                     2,500                37
Netflix, Inc. (a)*                                       6,000               185
Nordstrom, Inc.                                         20,600               592
O'Reilly Automotive, Inc. *                              5,900               151
Office Depot, Inc. *                                    26,000               177
OfficeMax, Inc.                                          6,400                82
Pacific Sunwear of California, Inc. *                    7,475                65
Penske Automotive Group, Inc. (a)                        2,000                27
PetSmart, Inc.                                          11,100               252
Pomeroy IT Solutions, Inc. *                             2,100                 7
Priceline.com, Inc. *                                    3,983               458
RadioShack Corp.                                        10,700               178

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Rent-A-Center, Inc. *                                    7,750               164
Retail Ventures, Inc. *                                  5,000                21
REX Stores Corp. *                                       1,875                23
Ross Stores, Inc.                                       13,400               509
Saks, Inc. (a)*                                         10,800               110
Sally Beauty Holdings, Inc. (a)*                         6,950                51
Sears Holdings Corp. (a)*                               12,885             1,044
Select Comfort Corp. *                                   4,500                 9
Shoe Carnival, Inc. *                                    1,200                18
Sonic Automotive, Inc., Class A                          1,400                14
Source Interlink Cos., Inc. (a)*                         5,000                 8
Stage Stores, Inc.                                       2,700                40
Staples, Inc. (a)                                       61,800             1,390
Stein Mart, Inc.                                         3,800                17
Systemax, Inc. (a)                                       2,500                41
Target Corp.                                            69,800             3,157
The Buckle, Inc.                                         5,250               270
The Cato Corp., Class A                                  4,300                77
The Children's Place Retail Stores, Inc. *               1,800                68
The Dress Barn, Inc. *                                   6,000                97
The Finish Line, Inc., Class A                           5,061                55
The Gap, Inc. (a)                                       73,900             1,191
The Gymboree Corp. *                                     2,500                93
The Home Depot, Inc. (a)                               146,070             3,481
The Men's Wearhouse, Inc.                                3,600                72
The Pep Boys - Manny, Moe & Jack                         5,000                37
The Sherwin-Williams Co.                                13,000               692
The Talbots, Inc. (a)                                    5,700                80
The TJX Cos., Inc.                                      40,400             1,362
The Wet Seal, Inc., Class A *                            6,000                26
Tiffany & Co.                                           11,500               435
Tractor Supply Co. *                                     4,000               152
Trans World Entertainment Corp. *                        1,500                 5
TravelCenters of America LLC *                             600                 2
Tuesday Morning Corp. *                                  2,500                10
Tween Brands, Inc. *                                     1,742                24
Ulta Salon, Cosmetics & Fragrance, Inc. *                4,000                38
Urban Outfitters, Inc. *                                12,800               423
ValueVision Media, Inc., Class A *                       1,400                 4
West Marine, Inc. *                                      2,500                10
Williams-Sonoma, Inc. (a)                                9,200               160
Winmark Corp. *                                          1,200                18
Zale Corp. (a)*                                          5,020               111
                                                                 ---------------
                                                                          37,467
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.3%
--------------------------------------------------------------------------------
Actel Corp. *                                            1,100                15
Advanced Energy Industries, Inc. *                       3,900                54
Advanced Micro Devices, Inc. (a)*                       34,200               144
Altera Corp.                                            30,400               667
Amkor Technology, Inc. *                                14,400               126
ANADIGICS, Inc. *                                        1,150                 7
Analog Devices, Inc.                                    30,200               921
Applied Materials, Inc.                                139,098             2,409
Asyst Technologies, Inc. *                               1,700                 7

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Atmel Corp. *                                           37,900               134
ATMI, Inc. *                                             1,400                32
Axcelis Technologies, Inc. *                             7,044                35
AXT, Inc. *                                                800                 3
Broadcom Corp., Class A *                               40,700               989
Brooks Automation, Inc. *                                5,585                44
Cabot Microelectronics Corp. *                             660                26
CEVA, Inc. *                                               433                 4
Cirrus Logic, Inc. *                                     3,800                22
Cohu, Inc.                                               1,100                17
Credence Systems Corp. *                                 1,700                 2
Cree, Inc. *                                             6,000               116
Cymer, Inc. *                                            4,200               111
Cypress Semiconductor Corp. *                            8,500               232
Diodes, Inc. *                                           6,412               167
DSP Group, Inc. *                                        3,300                23
EMCORE Corp. (a)*                                        1,500                 7
Entegris, Inc. *                                        14,299                91
Exar Corp. *                                             3,834                30
Fairchild Semiconductor International, Inc. *            8,600               104
FEI Co. *                                                1,500                38
FormFactor, Inc. *                                       2,500                43
FSI International, Inc. *                                1,300                 2
hi/fn, Inc. *                                              800                 3
Integrated Device Technology, Inc. *                    16,120               162
Integrated Silicon Solution, Inc. *                      3,038                14
Intel Corp.                                            483,832            10,736
International Rectifier Corp. *                          6,600               111
Intersil Corp., Class A                                 12,364               298
IXYS Corp. *                                               900                11
KLA-Tencor Corp.                                        15,000               564
Kopin Corp. *                                            2,500                 8
Kulicke & Soffa Industries, Inc. *                       4,400                28
Lam Research Corp. *                                    11,600               382
Lattice Semiconductor Corp. *                            4,600                11
Linear Technology Corp. (a)                             25,000               776
LSI Corp. *                                             62,387               433
LTX Corp. *                                              1,900                 4
Marvell Technology Group Ltd. *                         32,400               479
Mattson Technology, Inc. *                               4,100                18
Maxim Integrated Products, Inc.                         25,453               500
MEMC Electronic Materials, Inc. *                       16,300               753
Micrel, Inc.                                             6,800                65
Microchip Technology, Inc. (a)                          16,475               526
Micron Technology, Inc. *                               52,699               255
Microsemi Corp. (a)*                                     7,652               199
MIPS Technologies, Inc. *                                1,100                 4
MKS Instruments, Inc. *                                  4,300                89
MoSys, Inc. *                                            1,200                 5
Nanometrics, Inc. *                                        300                 1
National Semiconductor Corp.                            29,200               612
Novellus Systems, Inc. (a)*                             11,171               228
NVIDIA Corp. *                                          42,000               480
OmniVision Technologies, Inc. *                          4,800                53
ON Semiconductor Corp. *                                29,165               274
Pericom Semiconductor Corp. *                              600                 9

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Photronics, Inc. *                                       9,400                40
PLX Technology, Inc. *                                   1,300                 7
PMC-Sierra, Inc. *                                       8,800                64
Rambus, Inc. *                                           8,200               136
RF Micro Devices, Inc. *                                16,020                52
Rudolph Technologies, Inc. *                             1,318                11
Semitool, Inc. *                                         4,300                39
Semtech Corp. *                                          6,000                87
Silicon Image, Inc. *                                    6,500                46
Silicon Laboratories, Inc. *                             5,000               164
Silicon Storage Technology, Inc. *                       7,000                22
SiRF Technology Holdings, Inc. *                         3,500                12
Skyworks Solutions, Inc. *                               5,689                54
Standard Microsystems Corp. *                            3,600                95
Supertex, Inc. *                                         1,400                42
Techwell, Inc. *                                         2,500                27
Teradyne, Inc. *                                        15,559               146
Tessera Technologies, Inc. *                             3,000                52
Texas Instruments, Inc.                                143,397             3,496
Three-Five Systems, Inc. *                               1,099                --
Trident Microsystems, Inc. *                             5,000                15
TriQuint Semiconductor, Inc. *                           5,310                30
Ultratech, Inc. *                                        1,300                19
Varian Semiconductor Equipment Associates,
   Inc. *                                                7,875               230
Veeco Instruments, Inc. *                                3,500                57
Virage Logic Corp. *                                     1,400                 9
Xilinx, Inc.                                            27,600               685
Zoran Corp. *                                            4,261                35
                                                                 ---------------
                                                                          30,385
SOFTWARE & SERVICES 7.2%
--------------------------------------------------------------------------------
Accenture Ltd., Class A                                 72,000             3,007
ACI Worldwide, Inc. (a)*                                 5,200               102
Activision Blizzard, Inc. *                             22,866               823
Actuate Corp. *                                          8,600                39
Acxiom Corp.                                            13,300               171
Adobe Systems, Inc. *                                   46,210             1,911
Advent Software, Inc. *                                  4,100               178
Affiliated Computer Services, Inc., Class A *            9,900               477
Akamai Technologies, Inc. *                             12,138               283
Alliance Data Systems Corp. *                            6,600               423
Ansoft Corp. *                                           4,600               164
ANSYS, Inc. *                                            6,800               312
Ariba, Inc. *                                           11,570               190
Aspen Technology, Inc. *                                 8,500               113
Autodesk, Inc. *                                        16,800               536
Automatic Data Processing, Inc.                         48,100             2,054
Blackbaud, Inc.                                          3,000                54
BMC Software, Inc. *                                    29,000               954
Borland Software Corp. *                                 3,000                 5
Bottomline Technologies, Inc. *                          5,000                60
Broadridge Financial Solutions, Inc.                    12,025               249
CA, Inc.                                                47,508             1,134
CACI International, Inc., Class A *                      2,100                94
Cadence Design Systems, Inc. *                          22,600               167
Captaris, Inc. *                                         2,200                 7

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Catapult Communications Corp. *                          1,600                12
Chordiant Software, Inc. *                                 440                 2
CIBER, Inc. *                                            7,300                52
Citrix Systems, Inc. *                                  20,000               533
CMGI, Inc. *                                             3,950                48
Cognizant Technology Solutions Corp.,
   Class A *                                            21,200               595
Computer Sciences Corp. *                               16,238               769
Compuware Corp. *                                       27,900               307
Convergys Corp. *                                       10,500               133
CSG Systems International, Inc. *                        5,400                96
CyberSource Corp. *                                      5,457                97
DealerTrack Holdings, Inc. *                             3,100                48
Digimarc Corp. *                                         7,500               107
Digital River, Inc. (a)*                                 2,100                84
DST Systems, Inc. (a)*                                   8,100               489
Dynamics Research Corp. *                                1,200                12
EarthLink, Inc. *                                       17,050               153
eBay, Inc. *                                           110,848             2,790
Edgewater Technology, Inc. *                               767                 4
Electronic Arts, Inc. *                                 25,200             1,088
Electronic Data Systems Corp.                           42,100             1,044
eLoyalty Corp. *                                           190                 1
Entrust, Inc. *                                         11,300                25
Epicor Software Corp. *                                  4,000                27
EPIQ Systems, Inc. *                                       825                10
Equinix, Inc. *                                          2,565               209
Euronet Worldwide, Inc. *                                2,500                40
Exlservice Holdings, Inc. *                              5,000                75
FactSet Research Systems, Inc.                           3,750               216
Fair Isaac Corp.                                         7,744               172
FalconStor Software, Inc. *                              1,200                 8
Fidelity National Information Services, Inc.            16,314               309
Fiserv, Inc. *                                          15,300               732
Forrester Research, Inc. *                               4,100               138
Gartner, Inc. *                                         10,300               251
Global Payments, Inc.                                    6,240               276
Google, Inc., Class A *                                 27,900            13,218
GSE Systems, Inc. *                                        424                 4
Hackett Group, Inc. *                                    1,700                11
Hewitt Associates, Inc., Class A *                       9,425               347
iGATE Corp. *                                            9,600                95
infoGROUP, Inc.                                          4,800                25
Informatica Corp. *                                      6,700               108
InfoSpace, Inc.                                          3,872                37
Interactive Intelligence, Inc. *                         4,000                37
Internet Capital Group, Inc. *                             350                 3
Intervoice, Inc. *                                       1,678                14
Interwoven, Inc. *                                       5,925                83
Intuit, Inc. *                                          33,430               914
Iron Mountain, Inc. *                                   14,680               426
j2 Global Communications, Inc. *                         4,000                96
Jack Henry & Associates, Inc.                            6,300               136
JDA Software Group, Inc. *                               4,500                77
Kana Software, Inc. *                                      528                 1
Lawson Software, Inc. *                                 14,500               118
Lender Processing Services, Inc. *                       8,157               272
LookSmart, Ltd. *                                          480                 1
Macrovision Solutions Corp. *                           12,812               195

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Magma Design Automation, Inc. *                             7,200             46
Manhattan Associates, Inc. *                                4,300            106
ManTech International Corp., Class A *                      5,000            279
MasterCard, Inc., Class A                                  10,000          2,441
MAXIMUS, Inc.                                               4,200            156
McAfee, Inc. *                                             14,445            473
Mentor Graphics Corp. *                                     8,200            114
Metavante Technologies, Inc. *                              7,550            168
MICROS Systems, Inc. *                                     22,000            697
Microsoft Corp.                                           800,850         20,598
MicroStrategy, Inc., Class A *                                856             52
Midway Games, Inc. (a)*                                     5,600             21
MoneyGram International, Inc.                               7,500             10
Move, Inc. *                                                5,020             12
MPS Group, Inc. *                                          11,400            131
MSC.Software Corp. *                                        1,800             23
Napster, Inc. *                                               724              1
NetScout Systems, Inc. *                                    7,300             99
NeuStar, Inc., Class A *                                    6,300            132
Novell, Inc. *                                             25,600            143
Nuance Communications, Inc. *                               1,974             31
NYFIX, Inc. *                                                 750              2
Omniture, Inc. *                                            5,000             87
Openwave Systems, Inc. *                                    7,771             11
OPNET Technologies, Inc. *                                  3,600             37
Oracle Corp. *                                            434,449          9,354
Parametric Technology Corp. *                               8,680            168
Paychex, Inc.                                              32,400          1,067
Perot Systems Corp., Class A *                              9,100            152
Phoenix Technologies Ltd. *                                 4,100             49
PLATO Learning, Inc. *                                      1,433              3
Progress Software Corp. *                                   4,200            124
Quality Systems, Inc.                                       2,000             66
Quest Software, Inc. *                                      7,700            116
Radiant Systems, Inc. *                                     3,800             43
RealNetworks, Inc. *                                       18,900            130
Red Hat, Inc. (a)*                                         14,600            312
Renaissance Learning, Inc.                                  2,100             27
S1 Corp. *                                                 12,930            105
Saba Software, Inc. *                                       3,849             12
SAIC, Inc. *                                                9,500            179
Salesforce.com, Inc. *                                      8,500            542
Sapient Corp. *                                             9,100             59
SAVVIS, Inc. (a)*                                           4,000             65
Secure Computing Corp. *                                    3,200             13
Solera Holdings, Inc. *                                     5,000            145
SonicWALL, Inc. *                                           7,400             43
SourceForge, Inc. (a)*                                      4,527              6
SPSS, Inc. *                                                3,200            106
SRA International, Inc., Class A *                          5,000            110
StarTek, Inc. *                                             3,900             35
SumTotal Systems, Inc. *                                      463              2
SupportSoft, Inc. *                                        11,600             39
Sybase, Inc. (a)*                                          19,036            640
Symantec Corp. *                                           93,673          1,974
Symyx Technologies, Inc. *                                  3,800             36
Synopsys, Inc. *                                           13,684            329
Syntel, Inc.                                                2,500             82

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Take-Two Interactive Software, Inc. *                    6,000               137
TeleCommunication Systems, Inc., Class A *               1,300                 7
THQ, Inc. (a)*                                           5,425                82
TIBCO Software, Inc. *                                  16,000               131
TiVo, Inc. *                                             4,500                35
Total System Services, Inc.                             28,204               552
Unisys Corp. *                                          27,600               102
United Online, Inc.                                      8,650                94
USinternetworking, Inc. *                                1,100                --
ValueClick, Inc. *                                       8,500               101
VeriFone Holdings, Inc. *                                6,600                99
VeriSign, Inc. *                                        20,875               679
Vignette Corp. *                                         3,394                38
Visa, Inc., Class A *                                   70,000             5,114
VMware, Inc., Class A (a)*                              30,000             1,075
WebMD Health Corp., Class A *                            5,600               136
Websense, Inc. *                                         7,500               157
Website Pros, Inc. *                                       223                 1
Western Union Co.                                       62,932             1,739
Wind River Systems, Inc. *                              10,060               118
Yahoo!, Inc. *                                         111,144             2,211
                                                                 ---------------
                                                                          95,288
TECHNOLOGY HARDWARE & EQUIPMENT 7.1%
--------------------------------------------------------------------------------
3Com Corp. *                                            17,900                34
Adaptec, Inc. *                                          5,700                21
ADC Telecommunications, Inc. *                           9,431                89
ADTRAN, Inc.                                             7,000               157
Agilent Technologies, Inc. *                            39,317             1,418
Agilysys, Inc.                                           1,360                16
Alcatel-Lucent, ADR *                                   58,935               354
Amphenol Corp., Class A                                 17,600               839
Anaren, Inc. *                                           3,300                31
Anixter International, Inc. (a)*                         3,300               225
Apple, Inc. *                                           75,000            11,921
Arris Group, Inc. *                                      5,775                55
Arrow Electronics, Inc. *                               12,000               387
Avid Technology, Inc. *                                  3,756                83
Avnet, Inc. *                                           11,288               308
Avocent Corp. *                                          3,963                94
AVX Corp.                                               14,000               141
Aware, Inc. *                                            1,100                 3
Bel Fuse, Inc., Class A                                  1,200                35
Bell Microproducts, Inc. *                               1,000                 2
Benchmark Electronics, Inc. *                            4,830                71
Black Box Corp.                                          1,700                50
Blue Coat Systems, Inc. *                                  680                10
Brightpoint, Inc. *                                      4,454                31
Brocade Communications Systems, Inc. *                  32,535               220
CalAmp Corp. *                                           1,000                 2
Checkpoint Systems, Inc. *                               4,600                97
Ciena Corp. *                                            2,470                51
Cisco Systems, Inc. *                                  511,909            11,257
Cogent, Inc. *                                           7,500                76
Cognex Corp. (a)                                         2,900                55
Coherent, Inc. *                                         1,300                45

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Comarco, Inc. *                                            500                 2
CommScope, Inc. (a)*                                     5,323               237
Comtech Telecommunications Corp. *                       2,175               107
Corning, Inc.                                          121,807             2,437
Cosine Communications, Inc. *                              730                 2
CPI International, Inc. *                                6,000                87
CTS Corp.                                                5,800                75
Daktronics, Inc.                                         5,200                93
Data Domain, Inc. (a)*                                   4,500                97
DDi Corp. *                                                  1                --
Dell, Inc. *                                           189,400             4,654
Diebold, Inc.                                            5,300               196
Dolby Laboratories, Inc., Class A *                      8,800               358
Dycom Industries, Inc. *                                 3,300                52
Echelon Corp. (a)*                                       3,700                39
EchoStar Corp., Class A *                                7,540               241
Electro Scientific Industries, Inc. *                    1,300                20
Electronics for Imaging, Inc. *                          3,400                48
EMC Corp. *                                            199,686             2,997
EMS Technologies, Inc. *                                 1,000                21
Emulex Corp. *                                           5,900                66
Excel Technology, Inc. *                                   600                19
Extreme Networks, Inc. *                                 9,000                26
F5 Networks, Inc. *                                      6,600               192
Finisar Corp. *                                          7,900                11
Flextronics International Ltd. *                        24,936               223
FLIR Systems, Inc. *                                     9,600               391
Foundry Networks, Inc. *                                 9,300               162
Frequency Electronics, Inc.                                500                 3
Gerber Scientific, Inc. *                                5,400                64
Harmonic, Inc. *                                         6,342                49
Harris Corp.                                            14,000               674
Harris Stratex Networks, Inc., Class A *                   700                 5
Hewlett-Packard Co.                                    249,636            11,184
Hutchinson Technology, Inc. *                            2,500                37
I.D. Systems, Inc. *                                     5,500                38
Imation Corp.                                            2,000                38
Immersion Corp. *                                          800                 6
Infinera Corp. *                                         7,500                84
Ingram Micro, Inc., Class A *                           13,400               247
Insight Enterprises, Inc. *                              4,650                59
Intelli-Check-Mobilisa, Inc. *                             500                 1
InterDigital, Inc. (a)*                                  4,500               104
Intermec, Inc. *                                         5,600               105
International Business Machines Corp.                  131,510            16,831
Itron, Inc. (a)*                                         2,500               231
Ixia *                                                   5,200                46
Jabil Circuit, Inc.                                     15,400               250
JDS Uniphase Corp. (a)*                                 17,553               192
Juniper Networks, Inc. *                                40,565             1,056
Keithley Instruments, Inc.                               3,200                30
KEMET Corp. *                                            6,700                 9
L-1 Identity Solutions, Inc. *                             756                10
LaserCard Corp. *                                        1,000                 5
LeCroy Corp. *                                             900                 8

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Lexmark International, Inc., Class A (a)*               10,900               382
LightPath Technologies, Inc. *                              75                --
Littelfuse, Inc. *                                       2,000                64
MasTec, Inc. *                                           5,350                77
Maxwell Technologies, Inc. *                             1,000                13
Measurement Specialties, Inc. *                            700                12
Mercury Computer Systems, Inc. *                         3,600                28
Merix Corp. *                                            3,700                 7
Merrimac Industries, Inc. *                                600                 3
Methode Electronics, Inc.                                3,600                40
Mettler-Toledo International, Inc. *                     3,200               344
MOCON, Inc.                                                600                 6
Molex, Inc.                                             16,125               396
Motorola, Inc.                                         195,955             1,693
MRV Communications, Inc. *                               4,307                 6
MTS Systems Corp.                                        4,500               189
Multi-Fineline Electronix, Inc. *                        2,500                67
National Instruments Corp.                               5,675               193
NCR Corp. *                                             23,800               639
NetApp, Inc. *                                          27,500               703
NETGEAR, Inc. *                                          3,000                45
Network Equipment Technologies, Inc. *                   5,000                15
Newport Corp. *                                          4,200                44
Oplink Communications, Inc. *                              657                 7
OSI Systems, Inc. *                                      3,700                78
Palm, Inc.                                               8,638                57
Park Electrochemical Corp.                               3,600                91
ParkerVision, Inc. *                                       400                 4
PC Connection, Inc. *                                    5,500                39
PC-Tel, Inc.                                             6,400                67
Performance Technologies, Inc. *                         1,600                 7
Photon Dynamics, Inc. *                                  3,400                51
Planar Systems, Inc. *                                   3,700                 8
Plantronics, Inc.                                        4,000                97
Plexus Corp. *                                           3,700               105
Polycom, Inc. *                                          9,200               217
Powerwave Technologies, Inc. *                           3,583                15
Presstek, Inc. *                                         1,100                 6
QLogic Corp. *                                          17,044               321
QUALCOMM, Inc.                                         135,100             7,476
Quantum Corp. *                                          5,500                 9
RadiSys Corp. *                                          3,700                43
Research Frontiers, Inc. *                                 800                 4
Richardson Electronics Ltd.                              1,300                 8
Riverbed Technology, Inc. (a)*                           5,500                87
Rofin-Sinar Technologies, Inc. *                         3,800               129
Rogers Corp. *                                           2,500               103
SanDisk Corp. *                                         19,500               275
Sanmina-SCI Corp. *                                     41,316                73
ScanSource, Inc. *                                       1,200                37
SCM Microsystems, Inc. *                                 1,200                 4
SeaChange International, Inc. *                          6,350                47
Seagate Technology                                      37,066               555
Soapstone Networks, Inc. *                                 375                 2
Sonus Networks, Inc. (a)*                               19,400                70
Stratasys, Inc. *                                        2,700                42
Sun Microsystems, Inc. *                                62,057               660
Sycamore Networks, Inc. *                               27,900                97

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Symmetricom, Inc. *                                      8,450                41
Synaptics, Inc. *                                        3,500               169
Tech Data Corp. *                                        5,300               185
Technitrol, Inc.                                         4,000                56
Tekelec *                                                8,700               136
Tellabs, Inc. *                                         34,564               178
Teradata Corp. *                                        23,800               557
TESSCO Technologies, Inc. *                              1,350                20
ThinkEngine Networks, Inc. *                             2,600                --
Tollgrade Communications, Inc. *                         3,600                19
Trimble Navigation Ltd. *                               11,792               391
TTM Technologies, Inc. *                                 4,400                50
Tyco Electronics Ltd.                                   38,525             1,277
UTStarcom, Inc. (a)*                                    16,000                76
ViaSat, Inc. *                                           3,500                81
Vishay Intertechnology, Inc. *                          36,688               329
Western Digital Corp. *                                 18,700               538
Xerox Corp.                                             69,700               951
Xybernaut Corp. (b)(e)*                                  1,400                --
Zebra Technologies Corp., Class A *                      6,375               196
Zygo Corp. *                                             3,500                38
                                                                 ---------------
                                                                          93,542
TELECOMMUNICATION SERVICES 2.7%
--------------------------------------------------------------------------------
Alaska Communication Systems Group, Inc.                 5,000                64
American Tower Corp., Class A *                         33,800             1,416
AT&T, Inc.                                             520,056            16,023
Atlantic Tele-Network, Inc.                              3,250                99
Centennial Communications  Corp. *                       8,000                64
CenturyTel, Inc.                                        13,500               502
CIBL, Inc. (e)                                               9                --
Cincinnati Bell, Inc. *                                 22,268                87
Cogent Communications Group, Inc. (a)*                   3,900                47
Consolidated Communications Holdings, Inc.               2,622                37
Crown Castle International Corp. *                      27,776             1,061
D&E Communications, Inc.                                 5,500                49
Embarq Corp.                                            11,576               530
FairPoint Communications, Inc. (a)                       4,669                32
Frontier Communications Corp.                           37,119               429
General Communication, Inc., Class A *                  10,500                94
HickoryTech Corp.                                        4,600                33
IDT Corp., Class B *                                     7,600                14
Iowa Telecommunications Services, Inc.                   2,500                46
Kratos Defense & Security Solutions, Inc. *              1,800                 3
Leap Wireless International, Inc. (a)*                   5,700               246
Level 3 Communications, Inc. (a)*                       93,000               316
Lynch Interactive Corp. *                                    9                39
NII Holdings, Inc. *                                    14,900               814
NTELOS Holdings Corp.                                    3,000                72
PAETEC Holding Corp. *                                   8,500                50

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Premiere Global Services, Inc. *                         5,100                77
Qwest Communications International, Inc. (a)           151,337               580
Rural Cellular Corp., Class A *                          4,200               189
SBA Communications Corp., Class A *                      9,300               352
Shenandoah Telecommunications Co.                        2,500                38
Sprint Nextel Corp.                                    236,530             1,925
SureWest Communications                                  5,500                48
Syniverse Holdings, Inc. *                              10,400               169
Telephone & Data Systems, Inc.                          10,600               450
tw telecom, Inc. (a)*                                   14,000               224
United States Cellular Corp. *                           6,100               364
USA Mobility, Inc. *                                     5,500                45
Verizon Communications, Inc.                           247,572             8,427
Warwick Valley Telephone Co.                             1,100                12
Windstream Corp.                                        31,624               377
                                                                 ---------------
                                                                          35,444
TRANSPORTATION 2.0%
--------------------------------------------------------------------------------
AirTran Holdings, Inc. *                                 5,800                17
Alaska Air Group, Inc. *                                 1,900                34
Alexander & Baldwin, Inc.                                3,400               148
AMERCO *                                                   900                41
AMR Corp. (a)*                                          19,500               176
Arkansas Best Corp. (a)                                  1,100                41
Atlas Air Worldwide Holdings, Inc. *                     3,000               144
Avis Budget Group, Inc. *                                8,372                51
Burlington Northern Santa Fe Corp.                      30,300             3,155
C.H. Robinson Worldwide, Inc.                           15,000               723
Con-way, Inc.                                            4,500               228
Continental Airlines, Inc., Class B *                   10,000               137
CSX Corp.                                               36,700             2,480
Dollar Thrifty Automotive Group, Inc. *                  3,500                11
Expeditors International of Washington, Inc.            16,200               575
FedEx Corp.                                             24,063             1,897
Forward Air Corp.                                        2,600                95
Genco Shipping & Trading Ltd. (a)                        5,500               375
Heartland Express, Inc.                                  8,941               152
Hertz Global Holdings, Inc. *                           26,000               222
Horizon Lines, Inc., Class A (a)                         5,200                61
Hub Group, Inc., Class A *                               4,400               171
J.B. Hunt Transport Services, Inc.                      13,000               481
JetBlue Airways Corp. *                                 11,962                63
Kansas City Southern *                                   7,550               415
Kirby Corp. (a)*                                         5,600               267
Knight Transportation, Inc. (a)                          4,050                77
Landstar System, Inc.                                   15,200               769
MAIR Holdings, Inc. *                                    1,100                 4
Norfolk Southern Corp.                                  34,500             2,481
Old Dominion Freight Line, Inc. *                        4,050               149
Pacer International, Inc.                                2,800                66
Park-Ohio Holdings Corp. *                               2,600                45

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Pinnacle Airlines Corp. (a)*                             7,500                45
Quixote Corp.                                            1,300                11
Republic Airways Holdings, Inc. *                        7,500                72
Ryder System, Inc.                                       6,400               422
Saia, Inc. *                                             6,100               107
SkyWest, Inc.                                            4,000                61
Southwest Airlines Co.                                  64,125             1,000
UAL Corp.                                                5,600                47
Union Pacific Corp.                                     44,000             3,627
United Parcel Service, Inc., Class B                    91,480             5,771
US Airways Group, Inc. *                                 5,900                30
Werner Enterprises, Inc. (a)                             5,832               139
YRC Worldwide, Inc. (a)*                                 5,004                85
                                                                 ---------------
                                                                          27,168
UTILITIES 3.6%
--------------------------------------------------------------------------------
AGL Resources, Inc.                                      6,800               235
Allegheny Energy, Inc.                                  14,400               697
ALLETE, Inc.                                             5,233               223
Alliant Energy Corp.                                    11,800               380
Ameren Corp.                                            15,100               620
American Electric Power Co., Inc.                       33,820             1,336
Aqua America, Inc. (a)                                   4,894                78
Atmos Energy Corp.                                       9,200               244
Avista Corp.                                             7,800               176
Black Hills Corp.                                        3,900               126
Calpine Corp. *                                         15,000               261
CenterPoint Energy, Inc.                                29,100               459
Central Vermont Public Service Corp.                     6,200               137
CH Energy Group, Inc.                                    1,900                69
Cleco Corp.                                              6,400               161
CMS Energy Corp. (a)                                    19,900               269
Consolidated Edison, Inc. (a)                           23,500               933
Constellation Energy Group, Inc.                        15,500             1,289
Dominion Resources, Inc.                                49,480             2,186
DPL, Inc.                                               11,452               291
DTE Energy Co.                                          13,801               566
Duke Energy Corp.                                      102,856             1,808
Dynegy, Inc., Class A *                                 39,081               263
Edison International                                    37,710             1,823
El Paso Electric Co. *                                   5,300               109
Energen Corp.                                            5,200               313
Energy East Corp.                                       12,214               305
Entergy Corp.                                           15,700             1,679
Equitable Resources, Inc.                                8,800               460
Exelon Corp.                                            54,474             4,283
FirstEnergy Corp.                                       28,217             2,075
Florida Public Utilities Co.                             1,599                19
FPL Group, Inc.                                         32,900             2,123
Great Plains Energy, Inc.                                9,341               236
Hawaiian Electric Industries, Inc.                       7,700               190
IDACORP, Inc.                                            4,200               125
Integrys Energy Group, Inc.                              7,540               385
MDU Resources Group, Inc.                               16,425               524
MGE Energy, Inc.                                         2,000                70
Middlesex Water Co.                                      3,000                52
Mirant Corp. *                                          17,700               542

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
National Fuel Gas Co.                                    5,800               289
New Jersey Resources Corp.                               6,225               212
Nicor, Inc. (a)                                          3,000               119
NiSource, Inc.                                          22,864               391
Northeast Utilities                                     15,624               393
Northwest Natural Gas Co.                                5,700               258
NorthWestern Corp.                                       7,100               176
NRG Energy, Inc. *                                      14,000               508
NSTAR                                                    7,734               246
OGE Energy Corp.                                         6,500               213
ONEOK, Inc.                                             12,900               587
Ormat Technologies, Inc.                                 2,800               134
Otter Tail Corp.                                         1,100                50
Pepco Holdings, Inc.                                    16,800               419
PG&E Corp.                                              29,900             1,152
Piedmont Natural Gas Co., Inc.                           6,300               169
Pinnacle West Capital Corp.                              9,800               329
PNM Resources, Inc.                                      5,500                64
Portland General Electric Co.                            5,200               122
PPL Corp.                                               32,500             1,526
Progress Energy, Inc.                                   21,159               895
Public Service Enterprise Group, Inc.                   44,000             1,839
Puget Energy, Inc.                                      10,900               300
Questar Corp.                                           16,200               857
Reliant Energy, Inc. *                                  28,125               509
SCANA Corp.                                             10,405               377
Sempra Energy                                           21,675             1,217
Sierra Pacific Resources                                20,476               232
South Jersey Industries, Inc.                            2,500                93
Southern Co.                                            58,600             2,074
Southern Union Co.                                       9,874               258
Southwest Gas Corp.                                      3,600               104
Spectra Energy Partners L.P. (a)                         2,000                47
TECO Energy, Inc.                                       23,700               440
The AES Corp. *                                         55,096               889
The Laclede Group, Inc.                                  3,300               140
UGI Corp.                                               10,700               290
UIL Holdings Corp.                                       3,166                99
Unisource Energy Corp.                                   3,800               116
Unitil Corp.                                               600                17
Vectren Corp.                                            5,766               168
Westar Energy, Inc.                                      8,200               181
WGL Holdings, Inc.                                       3,000               104
Wisconsin Energy Corp.                                  11,400               514
Xcel Energy, Inc.                                       34,195               686
                                                                 ---------------
                                                                          47,923
                                                                 ---------------
TOTAL COMMON STOCK
(COST $1,094,884)                                                      1,308,826
                                                                 ---------------
FOREIGN COMMON STOCK 0.2% OF NET ASSETS

BERMUDA 0.2%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
Aircastle Ltd.                                           5,500                60

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Foster Wheeler Ltd. *                                   10,400               591
                                                                             651
                                                                 ---------------
CONSUMER DURABLES & APPAREL 0.0%
Helen of Troy Ltd. *                                     5,000               103

CONSUMER SERVICES 0.0%
Orient-Express Hotels Ltd., Class A                      1,600                53

DIVERSIFIED FINANCIALS 0.1%
Invesco Ltd.                                            35,000               815
Lazard Ltd., Class A                                     4,300               176
                                                                             991
                                                                 ---------------
ENERGY 0.0%
Arlington Tankers Ltd. (a)                               4,000                81

INSURANCE 0.0%
Assured Guaranty Ltd. (a)                                6,500                75
Flagstone Reinsurance Holdings Ltd.                      7,500                93
Platinum Underwriters Holdings Ltd.                      4,500               162
Validus Holdings Ltd.                                    6,500               148
                                                                             478
                                                                 ---------------
SOFTWARE & SERVICES 0.0%
Genpact Ltd. *                                          15,000               199

TELECOMMUNICATION SERVICES 0.0%
Global Crossing Ltd. *                                   4,600                76
                                                                 ---------------
                                                                           2,632
BRITISH VIRGIN ISLANDS 0.0%
--------------------------------------------------------------------------------
TRANSPORTATION 0.0%
UTI Worldwide, Inc.                                      4,300                78

SINGAPORE 0.0%
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%
Verigy Ltd. *                                            4,813               107
                                                                 ---------------
TOTAL FOREIGN COMMON STOCK
(COST $2,879)                                                              2,817
                                                                 ---------------

PREFERRED STOCK 0.2% OF NET ASSETS
HEALTH CARE EQUIPMENT & SERVICES 0.0%
--------------------------------------------------------------------------------

Inverness Medical Innovations, Inc., Class B *             146                34
National Healthcare Corp., Series A *                    2,300                31
                                                                 ---------------
                                                                              65
REAL ESTATE 0.2%
--------------------------------------------------------------------------------
Simon Property Group, Inc.                              19,520             1,808
                                                                 ---------------
TOTAL PREFERRED STOCK
(COST $784)                                                                1,873
                                                                 ---------------

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
RIGHTS 0.0% OF NET ASSETS

CONSUMER DURABLES & APPAREL 0.0%
--------------------------------------------------------------------------------
Standard Pacific Corp. *                                 4,800                 1
                                                                 ---------------
TOTAL RIGHTS
(COST $--)                                                                     1
                                                                 ---------------

SECURITY                                         FACE AMOUNT          VALUE
         RATE, MATURITY DATE                     ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 0.7%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit
   1.86%, 08/01/08                                       9,966             9,966

U.S. TREASURY OBLIGATION 0.1%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   1.91%, 09/18/08 (c)                                   1,160             1,157
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(COST $11,123)                                                            11,123
                                                                 ---------------

END OF INVESTMENTS.

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN
   6.6% OF NET ASSETS

Securities Lending Investment Fund, a series
   of the Brown Brothers Investment Trust           88,271,036            88,271

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.
(All dollar amounts are x 1,000)

At 07/31/08 the tax basis cost of the fund's investments was $1,110,491 and the unrealized appreciation and depreciation were $415,862 and ($201,713), respectively, with a net unrealized appreciation of $214,149.

*    Non-income producing security.

(a)  All or a portion of this security is on loan.

(b)  Fair-valued by Management.

(c) All or a portion of this security is held as collateral for open futures contracts.

(d)  Issuer is affiliated with the fund's adviser.

(e) Illiquid security. At the period end, the value of these amounted to $11 or 0.0% of net assets.

ADR - American Depositary Receipt

In addition to the above, the fund held the following at 07/31/08. All numbers are x 1,000 except number of futures contracts.

                                            NUMBER OF   CONTRACT   UNREALIZED
                                            CONTRACTS     VALUE      LOSSES
FUTURES CONTRACTS

Russell 2000 Index, e-mini, Long, expires
   09/19/08                                        15      1,073         (33)
S & P 500 Index, e-mini, Long, expires
   09/19/08                                       100      6,336        (475)
                                                                   ----------
                                                                        (508)

SCHWAB CAPITAL TRUST
SCHWAB FINANCIAL SERVICES FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    94.0%  COMMON STOCK                                97,560            88,929
     0.5%  FOREIGN COMMON STOCK                           462               491
     3.9%  SHORT-TERM INVESTMENTS                       3,644             3,644
--------------------------------------------------------------------------------
    98.4%  TOTAL INVESTMENTS                          101,666            93,064
    16.4%  COLLATERAL INVESTED FOR
           SECURITIES ON LOAN                          15,552            15,552
  (14.8)%  OTHER ASSETS AND LIABILITIES, NET                            (14,032)
--------------------------------------------------------------------------------
   100.0%  TOTAL NET ASSETS                                              94,584

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COMMON STOCK 94.0% OF NET ASSETS

BANKS 14.2%
--------------------------------------------------------------------------------
1st Source Corp.                                         6,000               140
BancFirst Corp.                                         18,900               893
Bank of Hawaii Corp.                                    37,300             1,880
Commerce Bancshares, Inc. (a)                           31,246             1,363
Fannie Mae (a)                                          43,600               501
First Citizens BancShares, Inc., Class A                 7,408             1,048
First Financial Bancorp                                  7,100                80
Flagstar Bancorp, Inc. (a)                              60,000               266
Guaranty Bancorp *                                      40,100               213
KeyCorp                                                102,200             1,078
NBT Bancorp, Inc.                                       20,200               501
Popular, Inc. (a)                                       56,100               386
Sovereign Bancorp, Inc. (a)                             35,200               335
SVB Financial Group (a)*                                11,600               668
UMB Financial Corp.                                     24,700             1,360
Washington Mutual, Inc. (a)                             81,400               434
Webster Financial Corp.                                 96,500             1,917
Zions Bancorp (a)                                       14,000               410
                                                                 ---------------
                                                                          13,473
DIVERSIFIED FINANCIALS 37.6%
--------------------------------------------------------------------------------
Advanta Corp., Class B                                  57,550               455
American Express Co.                                    61,000             2,264
AmeriCredit Corp. (a)*                                  44,900               394
Ameriprise Financial, Inc.                              56,000             2,380
Bank of America Corp.                                  122,800             4,040
Bank of New York Mellon Corp.                           88,200             3,131
Capital One Financial Corp. (a)                         27,000             1,130
Discover Financial Services (a)                         59,000               864
GAMCO Investors, Inc., Class A                          25,500             1,140

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Interactive Brokers Group, Inc., Class A *               2,400                67
JPMorgan Chase & Co.                                   106,600             4,331
LaBranche & Co., Inc. (a)*                             146,370             1,012
Morgan Stanley                                          10,000               395
Northern Trust Corp.                                    55,800             4,362
NYSE Euronext                                           43,100             2,036
Raymond James Financial, Inc. (a)                       51,300             1,483
State Street Corp.                                      48,400             3,468
The Goldman Sachs Group, Inc.                           14,200             2,613
                                                                 ---------------
                                                                          35,565
INSURANCE 32.5%
--------------------------------------------------------------------------------
ACE Ltd.                                                39,900             2,023
American Financial Group, Inc.                          77,950             2,258
Aon Corp.                                                8,200               376
Arch Capital Group Ltd. *                               13,300               927
Assurant, Inc.                                          35,800             2,152
Axis Capital Holdings Ltd.                              37,900             1,201
Genworth Financial, Inc., Class A                       88,000             1,405
HCC Insurance Holdings, Inc.                            44,700             1,013
Lincoln National Corp.                                  18,000               859
Loews Corp.                                             60,600             2,700
MetLife, Inc. (a)                                       70,600             3,584
Prudential Financial, Inc. (a)                          32,700             2,255
RenaissanceRe Holdings Ltd.                              4,700               239
The Chubb Corp.                                         47,400             2,277
The Hartford Financial Services Group, Inc.             31,500             1,997
The Travelers Cos., Inc.                                51,000             2,250
Transatlantic Holdings, Inc.                             7,300               423
Unum Group                                              98,800             2,387
W. R. Berkley Corp.                                     19,125               452
                                                                 ---------------
                                                                          30,778
REAL ESTATE 4.7%
--------------------------------------------------------------------------------
AMB Property Corp.                                       3,500               171
AvalonBay Communities, Inc. (a)                          2,700               269
Boston Properties, Inc.                                  5,300               510
BRE Properties, Inc.                                     4,000               196
DiamondRock Hospitality Co.                             10,000                92
Equity Residential                                      11,000               475
Essex Property Trust, Inc.                               2,500               303
HCP, Inc.                                                9,000               325
Host Hotels & Resorts, Inc.                             19,000               249
ProLogis                                                 9,400               460
Simon Property Group, Inc. (a)                           8,000               741
Vornado Realty Trust                                     6,700               637
                                                                 ---------------
                                                                           4,428
SOFTWARE & SERVICES  5.0%
--------------------------------------------------------------------------------
MasterCard, Inc., Class A (a)                            9,000             2,197
Western Union Co.                                       90,000             2,488
                                                                 ---------------
                                                                           4,685
                                                                 ---------------
TOTAL COMMON STOCK
(COST $97,560)                                                            88,929
                                                                 ---------------

SCHWAB FINANCIAL SERVICES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
FOREIGN COMMON STOCK 0.5% OF NET ASSETS

BERMUDA 0.5%
--------------------------------------------------------------------------------

INSURANCE 0.5%
Platinum Underwriters Holdings Ltd.                     13,600               491
                                                                 ---------------
TOTAL FOREIGN COMMON STOCK
(COST $462)                                                                  491
                                                                 ---------------

SECURITY                                         FACE AMOUNT          VALUE
         RATE, MATURITY DATE                     ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENTS 3.9% OF NET ASSETS

Bank of America, London Time Deposit
   1.86%, 08/01/08                                       2,610             2,610
JPMorgan Chase, London Time Deposit
   1.86%, 08/01/08                                       1,034             1,034
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(COST $3,644)                                                              3,644
                                                                 ---------------

END OF INVESTMENTS.

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN
   16.4% OF NET ASSETS

Securities Lending Investment Fund, a series
   of the Brown Brothers Investment Trust           15,552,493            15,552

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

(All dollar amounts are x 1,000)
At 07/31/08 the tax basis cost of the fund's investments was $102,105 and the unrealized appreciation and depreciation were $4,874 and ($13,915), respectively, with a net unrealized depreciation of ($9,041).

*    Non-income producing security.

(a)  All or a portion of this security is on loan.

SCHWAB CAPITAL TRUST
SCHWAB HEALTH CARE FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    98.5%  COMMON STOCK                               631,806           685,781
     0.8%  SHORT-TERM INVESTMENTS                       5,283             5,283
--------------------------------------------------------------------------------
    99.3%  TOTAL INVESTMENTS                          637,089           691,064
     4.4%  COLLATERAL INVESTED FOR
           SECURITIES ON LOAN                          30,433            30,433
   (3.7)%  OTHER ASSETS AND LIABILITIES, NET                            (25,533)
--------------------------------------------------------------------------------
   100.0%  TOTAL NET ASSETS                                             695,964

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COMMON STOCK 98.5% OF NET ASSETS

COMMERCIAL SERVICES & SUPPLIES 0.4%
--------------------------------------------------------------------------------
Stericycle, Inc. *                                      50,000             2,987

HEALTH CARE EQUIPMENT & SERVICES 39.5%
--------------------------------------------------------------------------------
Aetna, Inc.                                            350,000            14,353
Alliance Imaging, Inc. *                                25,000               237
AmerisourceBergen Corp.                                 50,000             2,094
Analogic Corp.                                          40,000             2,927
Baxter International, Inc.                             550,000            37,735
Beckman Coulter, Inc.                                   50,000             3,617
Becton, Dickinson & Co.                                300,000            25,473
Boston Scientific Corp. *                              800,000             9,512
C.R. Bard, Inc. (a)                                     65,000             6,035
Cardinal Health, Inc.                                   25,000             1,343
Centene Corp. *                                         50,000             1,116
CIGNA Corp.                                            540,000            19,991
CONMED Corp. (a)*                                      110,000             3,343
Covidien Ltd.                                           30,000             1,477
DaVita, Inc. *                                         125,000             6,981
DENTSPLY International, Inc.                           230,000             9,257
Edwards Lifesciences Corp. *                           150,000             9,402
Express Scripts, Inc. *                                300,000            21,162
Gen-Probe, Inc. *                                       50,000             2,666
Hanger Orthopedic Group, Inc. *                         25,000               426
Hill-Rom Holdings, Inc. (a)                            100,000             2,809
Humana, Inc. *                                         200,000             8,782
Invacare Corp.                                         175,000             4,118
Inverness Medical Innovations, Inc. (a)*                50,000             1,686
Kindred Healthcare, Inc. *                             100,000             2,697
Lifepoint Hospitals, Inc. (a)*                          50,000             1,432
Magellan Health Services, Inc. *                        80,000             3,340
McKesson Corp.                                          50,000             2,799
Medco Health Solutions, Inc. *                         300,000            14,874
Medtronic, Inc.                                        420,000            22,189

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Merit Medical Systems, Inc. *                           75,000             1,516
Omnicare, Inc. (a)                                     250,000             7,360
Owens & Minor, Inc. (a)                                 75,000             3,444
Quest Diagnostics, Inc.                                 25,000             1,329
Quidel Corp. *                                          75,000             1,520
St. Jude Medical, Inc. *                                75,000             3,493
Synovis Life Technologies, Inc. *                       50,000             1,032
Varian Medical Systems, Inc. *                         185,000            11,100
                                                                 ---------------
                                                                         274,667
MATERIALS 0.9%
--------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                    100,000             6,074

PHARMACEUTICALS & BIOTECHNOLOGY 57.5%
--------------------------------------------------------------------------------
Abbott Laboratories                                    500,000            28,170
Accelrys, Inc. *                                       115,000               643
Adolor Corp. *                                         175,000               702
Albany Molecular Research, Inc. *                       10,000               153
Allergan, Inc.                                          50,000             2,596
Alnylam Pharmaceuticals, Inc. (a)*                      75,000             2,608
Amgen, Inc. *                                          425,000            26,618
Bio-Rad Laboratories, Inc., Class A *                   15,000             1,337
Biogen Idec, Inc. *                                    250,000            17,440
Bristol-Myers Squibb Co.                               300,000             6,336
Cephalon, Inc. (a)*                                    125,000             9,145
Eli Lilly & Co.                                        500,000            23,555
Endo Pharmaceuticals Holdings, Inc. (a)*               150,000             3,472
Enzon Pharmaceuticals, Inc. (a)*                        25,000               205
Forest Laboratories, Inc. *                            423,900            15,053
Genentech, Inc. *                                      100,000             9,525
Genzyme Corp. *                                        175,000            13,414
Gilead Sciences, Inc. *                                400,000            21,592
Invitrogen Corp. *                                     250,000            11,087
Johnson & Johnson                                      550,000            37,658
King Pharmaceuticals, Inc. *                         1,569,300            18,063
Martek Biosciences Corp. (a)*                          100,000             3,761
Medicis Pharmaceutical Corp., Class A                  250,000             4,590
Merck & Co., Inc.                                      800,000            26,320
Nabi Biopharmaceuticals *                              100,000               537
OSI Pharmaceuticals, Inc. *                             75,000             3,947
Par Pharmaceutical Cos, Inc. *                         150,000             2,595
PerkinElmer, Inc.                                      275,000             8,002
Perrigo Co.                                             50,000             1,762
Pfizer, Inc.                                         1,500,000            28,005
Pharmaceutical Product Development, Inc.                25,000               954
Schering-Plough Corp.                                  550,000            11,594
Sepracor, Inc. *                                       150,000             2,622
Techne Corp. *                                          25,000             1,988
The Medicines Co. (a)*                                 250,000             5,552
Thermo Fisher Scientific, Inc. *                       335,000            20,274
Varian, Inc. *                                          60,000             2,964
ViroPharma, Inc. *                                      50,000               616
Warner Chilcott Ltd., Class A *                        175,000             2,959
Watson Pharmaceuticals, Inc. *                         475,000            13,732

SCHWAB HEALTH CARE FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Wyeth                                                  200,000             8,104
                                                                 ---------------
                                                                         400,250
TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                            50,000             1,803
                                                                 ---------------
TOTAL COMMON STOCK
(COST $631,806)                                                          685,781
                                                                 ---------------

SECURITY                                         FACE AMOUNT          VALUE
         RATE, MATURITY DATE                     ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 0.7%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit
   1.86%, 08/01/08                                       4,659             4,659

U.S. TREASURY OBLIGATION 0.1%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   1.89%, 09/18/08 (b)                                     625               624
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(COST $5,283)                                                              5,283
                                                                 ---------------

END OF INVESTMENTS.

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN
   4.4% OF NET ASSETS

Securities Lending Investment Fund, a series
   of the Brown Brothers Investment Trust           30,433,239            30,433

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

(All dollar amounts are x 1,000)

At 07/31/08 the tax basis cost of the fund's investments was $637,213, and the unrealized appreciation and depreciation were $94,800 and ($40,949), respectively, with a net unrealized appreciation of $53,851.

*    Non-income producing security.

(a)  All or a portion of this security is on loan.

(b) All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 07/31/08. All numbers are x1,000 except number of futures contracts.

                                        NUMBER OF   CONTRACT   UNREALIZED
                                        CONTRACTS    VALUE      (LOSSES)
FUTURES CONTRACT

S & P 500 Index, e-mini, Long expires
09/19/08                                      100      6,336        (429)

SCHWAB CAPITAL TRUST
SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual report.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    99.2%  COMMON STOCK                               649,078           539,057
     0.1%  FOREIGN COMMON STOCK                           459               431
      --%  RIGHTS                                          --                 6
     1.0%  SHORT-TERM INVESTMENTS                       5,301             5,301
--------------------------------------------------------------------------------
   100.3%  TOTAL INVESTMENTS                          654,838           544,795
   (0.3)%  OTHER ASSETS AND LIABILITIES                                  (1,719)
--------------------------------------------------------------------------------
   100.0%  NET ASSETS                                                   543,076

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COMMON STOCK 99.2% OF NET ASSETS

AUTOMOBILES & COMPONENTS 1.7%
--------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc.             6,160                36
ArvinMeritor, Inc.                                      15,635               216
Autoliv, Inc.                                            6,650               260
BorgWarner, Inc.                                         3,750               151
Cooper Tire & Rubber Co.                                 5,190                48
Exide Technologies *                                     7,700               122
Ford Motor Co. *                                       739,274             3,548
General Motors Corp.                                   209,660             2,321
Harley-Davidson, Inc.                                    9,660               366
Johnson Controls, Inc.                                  31,870               961
Lear Corp. *                                            13,415               193
Tenneco, Inc. *                                          5,260                76
The Goodyear Tire & Rubber Co. *                        14,190               279
Thor Industries, Inc.                                    2,100                41
TRW Automotive Holdings Corp. *                         17,250               320
Visteon Corp. *                                         70,550               201
WABCO Holdings, Inc.                                       886                40
                                                                 ---------------
                                                                           9,179
BANKS 4.9%
--------------------------------------------------------------------------------
Associated Banc-Corp                                     7,560               126
Astoria Financial Corp.                                  5,855               131
BancorpSouth, Inc.                                       3,545                76
Bank of Hawaii Corp.                                     2,420               122
BB&T Corp.                                              40,575             1,137
BOK Financial Corp.                                        920                37
Citizens Republic Bancorp, Inc.                          7,700                26
City National Corp.                                      1,720                85
Comerica, Inc.                                          16,900               485
Commerce Bancshares, Inc.                                2,861               125
Cullen/Frost Bankers, Inc.                               2,220               117

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Downey Financial Corp.                                     600                 1
Fannie Mae                                             138,200             1,589
Fifth Third Bancorp                                     52,090               728
First Horizon National Corp.                            26,375               248
FirstMerit Corp.                                         6,060               119
Flagstar Bancorp, Inc.                                   6,200                28
Freddie Mac                                            102,625               838
Fulton Financial Corp.                                  10,380               109
Hudson City Bancorp, Inc.                               14,790               270
Huntington Bancshares, Inc.                             25,727               181
KeyCorp                                                 46,430               490
M&T Bank Corp.                                           5,286               372
Marshall & Ilsley Corp.                                 18,485               281
MGIC Investment Corp.                                   26,940               172
National City Corp.                                    100,214               474
New York Community Bancorp, Inc.                        20,465               340
People's United Financial, Inc.                          5,352                91
PNC Financial Services Group, Inc.                      16,055             1,145
Popular, Inc.                                           27,880               192
Radian Group, Inc.                                      24,230                42
Regions Financial Corp.                                 50,425               478
Sovereign Bancorp, Inc.                                 52,225               497
SunTrust Banks, Inc.                                    24,260               996
Synovus Financial Corp.                                 34,210               325
TCF Financial Corp.                                      6,865                88
TFS Financial Corp.                                      3,000                34
The Colonial BancGroup, Inc.                            11,860                79
The PMI Group, Inc.                                     20,435                51
The South Financial Group, Inc.                          6,430                39
Trustmark Corp.                                          3,125                56
U.S. Bancorp                                            93,700             2,868
UnionBanCal Corp.                                        3,670               197
Valley National Bancorp                                  5,425               107
Wachovia Corp.                                         182,548             3,153
Washington Federal, Inc.                                 4,550                85
Washington Mutual, Inc.                                241,455             1,287
Webster Financial Corp.                                  4,725                94
Wells Fargo & Co.                                      186,325             5,640
Whitney Holding Corp.                                    2,930                60
Wilmington Trust Corp.                                   4,330               102
Zions Bancorp                                            6,335               185
                                                                 ---------------
                                                                          26,598
CAPITAL GOODS 7.9%
--------------------------------------------------------------------------------
3M Co.                                                  24,175             1,702
Acuity Brands, Inc.                                      1,220                50
Aecom Technology Corp. *                                 4,900               139
AGCO Corp. *                                             3,540               212
Alliant Techsystems, Inc. *                              1,120               111
AMETEK, Inc.                                             1,800                86
Armstrong World Industries, Inc.                         1,900                64
BlueLinx Holdings, Inc.                                 16,500                78
Briggs & Stratton Corp.                                  5,535                75
Carlisle Cos., Inc.                                      3,225                99
Caterpillar, Inc.                                       20,845             1,449
Cooper Industries Ltd., Class A                          7,670               323

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Crane Co.                                                3,325               118
Cummins, Inc.                                            5,884               390
Danaher Corp.                                            4,550               362
Deere & Co.                                             10,886               764
Dover Corp.                                              9,175               455
DRS Technologies, Inc.                                   1,400               110
Eaton Corp.                                              8,560               608
EMCOR Group, Inc. *                                      4,240               128
Emerson Electric Co.                                    26,200             1,276
Fastenal Co.                                             2,020                99
Flowserve Corp.                                            925               123
Fluor Corp.                                              4,070               331
GATX Corp.                                               2,935               133
General Dynamics Corp.                                  13,125             1,170
General Electric Co.                                   434,955            12,305
Goodrich Corp.                                           4,655               229
Granite Construction, Inc.                               2,500                79
Harsco Corp.                                             3,035               164
Honeywell International, Inc.                           26,340             1,339
Hubbell, Inc., Class B                                   1,830                77
Illinois Tool Works, Inc.                               17,570               823
Ingersoll-Rand Co., Ltd., Class A                       13,842               498
ITT Corp.                                                5,955               399
Jacobs Engineering Group, Inc. *                         3,840               297
Joy Global, Inc.                                         1,005                73
KBR, Inc.                                                8,600               245
Kennametal, Inc.                                         4,440               132
L-3 Communications Holdings, Inc.                        5,035               497
Lennox International, Inc.                               2,435                87
Lincoln Electric Holdings, Inc.                          1,100                88
Lockheed Martin Corp.                                   12,635             1,318
Masco Corp.                                             34,150               563
McDermott International, Inc. *                          2,090               100
MSC Industrial Direct Co., Inc., Class A                 2,125               101
Mueller Industries, Inc.                                 4,830               124
Mueller Water Products, Inc., Class B                    6,700                59
NACCO Industries, Inc., Class A                            207                21
Northrop Grumman Corp.                                  19,095             1,287
Oshkosh Corp.                                            3,620                65
Owens Corning, Inc. *                                   14,800               385
PACCAR, Inc.                                            18,942               797
Pall Corp.                                               4,540               184
Parker Hannifin Corp.                                    6,317               390
Pentair, Inc.                                            4,850               168
Precision Castparts Corp.                                1,716               160
Raytheon Co.                                            17,110               974
Rockwell Automation, Inc.                                5,350               238
Rockwell Collins, Inc.                                   3,430               170
Roper Industries, Inc.                                   2,020               124
Spirit AeroSystems Holdings, Inc., Class A *             3,700                80
SPX Corp.                                                1,835               233
Teleflex, Inc.                                           2,820               173
Terex Corp. *                                            3,625               172
Textron, Inc.                                            8,320               362
The Boeing Co.                                          23,460             1,434
The Shaw Group, Inc. *                                   2,140               124

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
The Timken Co.                                           5,565               184
Thomas & Betts Corp. *                                   2,200                91
Trinity Industries, Inc.                                 2,625                99
Tyco International Ltd.                                 42,435             1,891
United Rentals, Inc. *                                   8,485               137
United Technologies Corp.                               31,115             1,991
URS Corp. *                                              6,093               255
USG Corp. *                                              4,825               138
W.W. Grainger, Inc.                                      3,035               272
WESCO International, Inc. *                              2,620                99
                                                                 ---------------
                                                                          42,750
COMMERCIAL & PROFESSIONAL SUPPLIES 0.8%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                         50,765               614
Avery Dennison Corp.                                     5,450               240
ChoicePoint, Inc. *                                      1,625                78
Cintas                                                   4,450               127
Corrections Corp. of America *                           3,140                88
Covanta Holding Corp. *                                  2,915                82
Deluxe Corp.                                             5,245                75
Equifax, Inc.                                            3,530               124
HNI Corp.                                                3,020                65
IKON Office Solutions, Inc.                             22,725               325
Kelly Services, Inc., Class A                            5,340                98
Manpower, Inc.                                           6,245               300
PHH Corp. *                                             13,390               207
Pitney Bowes, Inc.                                      11,905               377
R.R. Donnelley & Sons Co.                               17,820               476
Republic Services, Inc.                                  5,370               175
Robert Half International, Inc.                          2,930                74
Steelcase, Inc., Class A                                 6,075                60
The Brink's Co.                                            820                57
United Stationers, Inc. *                                  925                35
Waste Management, Inc.                                  24,955               887
                                                                 ---------------
                                                                           4,564
CONSUMER DURABLES & APPAREL 1.7%
--------------------------------------------------------------------------------
American Greetings Corp., Class A                        4,250                63
Beazer Homes USA, Inc.                                  21,135               132
Brookfield Homes Corp.                                   2,800                37
Brunswick Corp.                                         12,170               157
Centex Corp.                                            18,290               268
Coach, Inc. *                                            5,475               140
D.R. Horton, Inc.                                       38,090               423
Eastman Kodak Co.                                       36,440               533
Fortune Brands, Inc.                                     7,660               439
Furniture Brands International, Inc.                     9,460               112
Garmin Ltd.                                              1,370                49
Hanesbrands, Inc. *                                      9,600               206
Harman International Industries, Inc.                    2,720               112
Hasbro, Inc.                                             5,465               212
Hovnanian Enterprises, Inc., Class A *                  18,470               130
Jarden Corp. *                                           4,277               103
Jones Apparel Group, Inc.                               11,575               194
KB HOME                                                 11,960               210
Leggett & Platt, Inc.                                   15,920               310

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Lennar Corp., Class A                                   20,400               247
Liz Claiborne, Inc.                                     10,545               138
M.D.C. Holdings, Inc.                                    3,635               151
Mattel, Inc.                                            18,235               366
Meritage Homes Corp. *                                   9,325               168
Mohawk Industries, Inc. *                                5,435               320
Newell Rubbermaid, Inc.                                 16,750               277
NIKE, Inc., Class B                                     10,628               624
NVR, Inc. *                                              1,303               720
Polaris Industries, Inc.                                 1,900                81
Polo Ralph Lauren Corp.                                  2,720               161
Pulte Homes, Inc.                                       34,870               426
Quiksilver, Inc. *                                       8,550                65
Snap-on, Inc.                                            3,430               193
Standard Pacific Corp.                                  31,655               106
The Black & Decker Corp.                                 3,230               194
The Ryland Group, Inc.                                   5,435               112
The Stanley Works                                        3,840               171
The Timberland Co., Class A *                            3,600                52
Toll Brothers, Inc. *                                   10,395               209
Tupperware Brands Corp.                                  2,140                83
VF Corp.                                                 5,145               368
WCI Communities, Inc. *                                  1,455                 2
Whirlpool Corp.                                          6,255               473
                                                                 ---------------
                                                                           9,537
CONSUMER SERVICES 1.2%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                            2,725               170
Boyd Gaming Corp.                                        2,725                27
Brinker International, Inc.                              6,855               126
Burger King Holdings, Inc.                               3,540                95
Career Education Corp. *                                 4,935                91
Carnival Corp.                                          23,745               877
Darden Restaurants, Inc.                                 6,245               203
H&R Block, Inc.                                         18,465               449
Hillenbrand, Inc.                                        2,825                65
International Game Technology                            5,255               114
Jack in the Box, Inc. *                                  4,240                92
Las Vegas Sands Corp. *                                    270                12
Marriott International, Inc., Class A                    9,460               245
McDonald's Corp.                                        33,280             1,990
MGM MIRAGE *                                             3,215                93
Penn National Gaming, Inc. *                             2,140                61
Regis Corp.                                              3,375                95
Royal Caribbean Cruises Ltd.                             7,805               199
Service Corp. International                             10,010                96
Starbucks Corp. *                                       18,290               269
Starwood Hotels & Resorts Worldwide, Inc.                7,470               256
Wendy's International, Inc.                              6,665               153
Wyndham Worldwide Corp.                                 14,560               261
YUM! Brands, Inc.                                       11,230               402
                                                                 ---------------
                                                                           6,441
DIVERSIFIED FINANCIALS 9.4%
--------------------------------------------------------------------------------
Allied Capital Corp.                                    14,000               192
American Capital Ltd.                                    8,455               172
American Express Co.                                    44,395             1,648

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
AmeriCredit Corp. *                                     14,470               127
Ameriprise Financial, Inc.                               9,700               412
Apollo Investment Corp.                                  6,514               104
Bank of America Corp.                                  350,851            11,543
Bank of New York Mellon Corp.                           25,552               907
Capital One Financial Corp.                             25,110             1,051
CIT Group, Inc.                                         39,605               336
Citigroup, Inc.                                        619,755            11,583
CME Group, Inc.                                            602               217
Discover Financial Services                             38,112               558
E*TRADE Financial Corp. *                               75,715               229
Federated Investors, Inc., Class B                       2,030                67
Franklin Resources, Inc.                                 4,040               406
Interactive Brokers Group, Inc., Class A *               4,800               135
Janus Capital Group, Inc.                                5,165               157
Jefferies Group, Inc.                                    3,030                58
JPMorgan Chase & Co.                                   225,702             9,170
Legg Mason, Inc.                                         4,720               190
Lehman Brothers Holdings, Inc.                          28,775               499
Leucadia National Corp.                                  1,650                74
Liberty Media Corp. - Capital, Series A *                2,217                34
Merrill Lynch & Co., Inc.                               54,845             1,462
MF Global Ltd. *                                         7,100                46
Moody's Corp.                                            3,820               133
Morgan Stanley                                          83,625             3,302
Nelnet, Inc., Class A                                    3,400                37
Northern Trust Corp.                                     6,860               536
Nymex Holdings, Inc.                                       500                41
NYSE Euronext                                            1,720                81
Och-Ziff Capital Management Group                        8,500               139
Raymond James Financial, Inc.                            5,535               160
SLM Corp. *                                             30,135               516
State Street Corp.                                       9,436               676
T. Rowe Price Group, Inc.                                3,745               224
TD Ameritrade Holding Corp. *                           12,470               248
The Charles Schwab Corp. (b)                            18,515               424
The Goldman Sachs Group, Inc.                           15,611             2,873
The Nasdaq OMX Group, Inc. *                             3,830               106
The Student Loan Corp.                                     208                23
                                                                 ---------------
                                                                          50,896
ENERGY 9.9%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                16,735               969
Apache Corp.                                             8,420               944
Arch Coal, Inc.                                          2,030               114
Baker Hughes, Inc.                                       7,475               620
BJ Services Co.                                          8,770               258
Cameron International Corp. *                            3,250               155
Chesapeake Energy Corp.                                 13,520               678
Chevron Corp.                                          103,715             8,770
Cimarex Energy Co.                                       3,845               200
ConocoPhillips                                          84,510             6,898
CONSOL Energy, Inc.                                      2,135               159
CVR Energy, Inc. *                                       2,100                33
Denbury Resources, Inc. *                                4,500               127
Devon Energy Corp.                                      11,770             1,117

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Diamond Offshore Drilling, Inc.                          1,220               146
El Paso Corp.                                           29,120               522
ENSCO International, Inc.                                2,530               175
EOG Resources, Inc.                                      2,950               297
Exxon Mobil Corp.                                      194,510            15,644
FMC Technologies, Inc. *                                 6,440               398
Forest Oil Corp. *                                       2,550               145
Foundation Coal Holdings, Inc.                           1,735               103
Frontier Oil Corp.                                       2,830                52
General Maritime Corp.                                   2,600                70
Halliburton Co.                                         25,065             1,123
Helix Energy Solutions Group, Inc. *                     2,700                86
Helmerich & Payne, Inc.                                  2,495               148
Hess Corp.                                               7,550               766
Marathon Oil Corp.                                      37,290             1,845
Massey Energy Co.                                        3,440               255
Murphy Oil Corp.                                         4,675               373
Nabors Industries Ltd. *                                 8,800               321
National-Oilwell Varco, Inc. *                           5,623               442
Newfield Exploration Co. *                               4,555               223
Noble Corp.                                              3,040               158
Noble Energy                                             3,735               276
Occidental Petroleum Corp.                              20,830             1,642
Overseas Shipholding Group, Inc.                         2,120               167
Patterson-UTI Energy, Inc.                               4,645               132
Peabody Energy Corp.                                     3,445               233
Petrohawk Energy Corp. *                                 4,300               143
Pioneer Natural Resources Co.                            4,150               247
Plains Exploration & Production Co. *                    1,793               100
Pride International, Inc. *                              5,165               200
Rowan Cos., Inc.                                         1,630                65
Schlumberger Ltd.                                       15,090             1,533
SEACOR Holdings, Inc. *                                    100                 8
Ship Finance International Ltd.                          2,740                82
Smith International, Inc.                                3,340               248
Southwestern Energy Co. *                                2,840               103
Spectra Energy Corp.                                    18,940               515
Stone Energy Corp. *                                     1,635                83
Sunoco, Inc.                                            10,490               426
Teekay Shipping Corp.                                    2,940               128
Tesoro Corp.                                             8,960               138
The Williams Cos., Inc.                                 15,875               509
Tidewater, Inc.                                          2,120               127
Transocean, Inc. *                                       2,171               295
Unit Corp. *                                             2,010               136
USEC, Inc. *                                             7,765                41
Valero Energy Corp.                                     34,065             1,138
Weatherford International Ltd. *                        11,490               434
Whiting Petroleum Corp. *                                1,200               112
World Fuel Services Corp.                                3,220                78
XTO Energy, Inc.                                         5,825               275
                                                                 ---------------
                                                                          53,948
FOOD & STAPLES RETAILING 3.3%
--------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. *                              7,070               265
Casey's General Stores, Inc.                             3,100                76
Costco Wholesale Corp.                                  21,615             1,355
CVS Caremark Corp.                                      26,635               972

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Longs Drug Stores Corp.                                  3,130               146
Nash Finch Co.                                           1,830                72
Rite Aid Corp. *                                       127,105               163
Ruddick Corp.                                            2,935                91
Safeway, Inc.                                           35,810               957
SUPERVALU, Inc.                                         26,260               673
Sysco Corp.                                             35,480             1,006
The Great Atlantic & Pacific Tea Co., Inc. *             3,785                60
The Kroger Co.                                          61,550             1,741
The Pantry, Inc. *                                       3,920                63
Wal-Mart Stores, Inc.                                  151,535             8,883
Walgreen Co.                                            39,870             1,369
Weis Markets, Inc.                                       1,820                69
Whole Foods Market, Inc.                                 6,130               136
Winn-Dixie Stores, Inc. *                                5,800                92
                                                                 ---------------
                                                                          18,189
FOOD, BEVERAGE & TOBACCO 5.5%
--------------------------------------------------------------------------------
Altria Group, Inc.                                     114,380             2,328
Anheuser-Busch Cos., Inc.                               25,575             1,733
Archer-Daniels-Midland Co.                              28,105               805
Brown-Forman Corp., Class B                              2,320               167
Bunge Ltd.                                               5,675               561
Campbell Soup Co.                                       10,430               379
Chiquita Brands International, Inc. *                    2,465                38
Coca-Cola Enterprises, Inc.                             22,295               377
ConAgra Foods, Inc.                                     37,145               805
Constellation Brands, Inc., Class A *                   14,305               308
Corn Products International, Inc.                        2,735               127
Cosan Ltd., Class A *                                    6,500                85
Dean Foods Co. *                                        19,390               413
Del Monte Foods Co.                                     13,530               115
Fresh Del Monte Produce, Inc. *                          2,470                52
General Mills, Inc.                                     16,555             1,066
H.J. Heinz Co.                                          13,575               684
Hormel Foods Corp.                                       3,660               132
Kellogg Co.                                             10,260               544
Kraft Foods, Inc., Class A                              89,932             2,862
Lorillard, Inc. *                                        5,968               401
McCormick & Co., Inc.                                    5,240               210
Molson Coors Brewing Co., Class B                        6,680               361
PepsiAmericas, Inc.                                      5,080               120
PepsiCo, Inc.                                           37,110             2,470
Philip Morris International, Inc.                      115,180             5,949
Pilgrim's Pride Corp.                                    7,140                87
Reynolds American, Inc.                                 10,675               596
Sara Lee Corp.                                          64,750               885
Seaboard Corp.                                              17                31
Smithfield Foods, Inc. *                                14,306               307
The Coca-Cola Co.                                       56,115             2,890
The Hershey Co.                                          9,470               348
The J. M. Smucker Co.                                    1,925                94
The Pepsi Bottling Group, Inc.                           8,535               238
Tyson Foods, Inc., Class A                              56,480               842
Universal Corp.                                          1,825                94
UST, Inc.                                                5,570               293

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Wm. Wrigley Jr. Co.                                      4,475               353
                                                                 ---------------
                                                                          30,150
HEALTH CARE EQUIPMENT & SERVICES 3.6%
--------------------------------------------------------------------------------
Aetna, Inc.                                             15,780               647
Alcon, Inc.                                                895               154
AMERIGROUP Corp. *                                       2,200                56
AmerisourceBergen Corp.                                 28,070             1,175
Apria Healthcare Group, Inc. *                           3,700                71
Baxter International, Inc.                              15,260             1,047
Beckman Coulter, Inc.                                      820                59
Becton, Dickinson & Co.                                  5,355               455
Boston Scientific Corp. *                               65,685               781
Brookdale Senior Living, Inc.                            1,600                24
C.R. Bard, Inc.                                          1,420               132
Cardinal Health, Inc.                                   27,720             1,489
Cerner Corp. *                                           2,105                94
CIGNA Corp.                                             17,809               659
Community Health Systems, Inc. *                         5,750               190
Coventry Health Care, Inc. *                             6,250               221
Covidien Ltd.                                           12,770               629
DaVita, Inc. *                                           4,080               228
DENTSPLY International, Inc.                             3,035               122
Express Scripts, Inc. *                                  7,020               495
Health Management Associates, Inc., Class A *           33,695               207
Health Net, Inc. *                                       8,070               226
Henry Schein, Inc. *                                     2,930               157
Hill-Rom Holdings, Inc.                                  2,825                79
Hospira, Inc. *                                          3,850               147
Humana, Inc. *                                           6,370               280
IMS Health, Inc.                                         3,640                76
Kindred Healthcare, Inc. *                               7,145               193
Laboratory Corp. of America Holdings *                   2,930               198
LifePoint Hospitals, Inc. *                              2,830                81
Lincare Holdings, Inc. *                                 4,135               133
Magellan Health Services, Inc. *                         2,000                84
McKesson Corp.                                          29,140             1,632
Medco Health Solutions, Inc. *                          26,760             1,327
Medtronic, Inc.                                         23,405             1,237
Omnicare, Inc.                                          11,350               334
Owens & Minor, Inc.                                      3,335               153
Patterson Cos., Inc. *                                   3,635               114
Quest Diagnostics, Inc.                                  4,955               263
St. Jude Medical, Inc. *                                 4,560               212
Stryker Corp.                                            3,845               247
Tenet Healthcare Corp. *                                73,175               424
UnitedHealth Group, Inc.                                34,275               962
Universal Health Services, Inc., Class B                 2,825               171
Varian Medical Systems, Inc. *                           2,120               127
WellPoint, Inc. *                                       26,110             1,370
Zimmer Holdings, Inc. *                                  4,640               320
                                                                 ---------------
                                                                          19,482
HOUSEHOLD & PERSONAL PRODUCTS 1.8%
--------------------------------------------------------------------------------
Alberto-Culver Co.                                      17,970               482
Avon Products, Inc.                                     11,425               484

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Colgate-Palmolive Co.                                   10,730               797
Energizer Holdings, Inc. *                                 720                51
Kimberly-Clark Corp.                                    18,500             1,070
NBTY, Inc. *                                             2,600                90
The Clorox Co.                                           5,155               281
The Estee Lauder Cos., Inc., Class A                     5,660               250
The Procter & Gamble Co.                                92,775             6,075
                                                                 ---------------
                                                                           9,580
INSURANCE 6.1%
--------------------------------------------------------------------------------
ACE Ltd.                                                16,240               823
Aflac, Inc.                                             11,740               653
Alleghany Corp. *                                          200                63
Allied World Assurance Co. Holdings Ltd.                 3,540               147
Ambac Financial Group, Inc.                             73,935               186
American Financial Group, Inc.                           5,060               147
American International Group, Inc.                     169,660             4,420
American National Insurance Co.                            719                68
Aon Corp.                                               11,560               529
Arch Capital Group Ltd. *                                2,225               155
Arthur J. Gallagher & Co.                                3,040                77
Aspen Insurance Holdings Ltd.                            3,225                82
Assurant, Inc.                                           4,555               274
Axis Capital Holdings Ltd.                               5,950               188
Berkshire Hathaway, Inc., Class A *                         26             2,976
Berkshire Hathaway, Inc., Class B *                        459             1,758
Cincinnati Financial Corp.                              11,080               308
CNA Financial Corp.                                      5,500               147
Conseco, Inc. *                                         24,540               206
Endurance Specialty Holdings Ltd.                        2,330                71
Erie Indemnity Co., Class A                                825                36
Everest Re Group Ltd.                                    3,725               305
Fidelity National Financial, Inc., Class A              37,505               501
First American Corp.                                     8,360               211
Genworth Financial, Inc., Class A                       39,955               638
Hanover Insurance Group, Inc.                            3,230               139
HCC Insurance Holdings, Inc.                             4,735               107
IPC Holdings Ltd.                                        2,600                83
LandAmerica Financial Group, Inc.                        3,020                35
Lincoln National Corp.                                  12,880               614
Loews Corp.                                             20,132               897
Markel Corp. *                                             613               223
Marsh & McLennan Cos., Inc.                             33,870               957
MBIA, Inc.                                              30,470               181
Mercury General Corp.                                    1,430                72
MetLife, Inc.                                           37,005             1,879
Montpelier Re Holdings Ltd.                              8,280               130
Nationwide Financial Services, Inc., Class A             7,965               369
Odyssey Re Holdings Corp.                                1,125                44
Old Republic International Corp.                        23,560               247
OneBeacon Insurance Group Ltd.                           6,900               125
PartnerRe Ltd.                                           2,930               206

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Philadelphia Consolidated Holding Corp. *                2,300               134
Principal Financial Group, Inc.                         10,785               458
Protective Life Corp.                                    3,435               124
Prudential Financial, Inc.                              23,580             1,626
Reinsurance Group of America, Inc.                       1,430                71
RenaissanceRe Holdings Ltd.                              2,725               139
SAFECO Corp.                                             7,660               507
Selective Insurance Group, Inc.                          3,340                72
StanCorp Financial Group, Inc.                           2,225               110
Stewart Information Services Corp.                       1,900                33
The Allstate Corp.                                      42,075             1,945
The Chubb Corp.                                         19,575               940
The Hartford Financial Services Group, Inc.             22,330             1,416
The Phoenix Cos., Inc.                                  10,280               100
The Progressive Corp.                                   33,145               671
The Travelers Cos., Inc.                                38,355             1,692
Torchmark Corp.                                          4,040               235
Transatlantic Holdings, Inc.                             1,625                94
Unitrin, Inc.                                            3,650               101
Unum Group                                              24,845               600
W. R. Berkley Corp.                                      8,460               200
Wesco Financial Corp.                                      112                41
White Mountains Insurance Group Ltd.                       529               231
XL Capital Ltd., Class A                                18,785               336
                                                                 ---------------
                                                                          33,153
MATERIALS 3.7%
--------------------------------------------------------------------------------
AbitibiBowater, Inc.                                    15,917               134
Air Products & Chemicals, Inc.                           6,675               636
Airgas, Inc.                                             1,600                92
AK Steel Holding Corp.                                   2,845               181
Albemarle Corp.                                          1,700                66
Alcoa, Inc.                                             39,465             1,332
Allegheny Technologies, Inc.                               911                43
AptarGroup, Inc.                                         2,000                77
Ashland, Inc.                                           10,350               432
Ball Corp.                                               4,240               189
Bemis Co., Inc.                                          6,655               187
Cabot Corp.                                              4,030               108
Carpenter Technology Corp.                               2,000                77
Celanese Corp., Series A                                 4,200               162
Chemtura Corp.                                          15,430               101
Commercial Metals Co.                                    5,845               174
Crown Holdings, Inc. *                                   8,720               244
Cytec Industries, Inc.                                   1,720                93
Domtar Corp. *                                          28,400               162
E.I. du Pont de Nemours & Co.                           44,045             1,930
Eastman Chemical Co.                                     4,960               297
Ecolab, Inc.                                             4,560               204
FMC Corp.                                                1,640               122
Freeport-McMoRan Copper & Gold, Inc.                     4,385               424
Graphic Packaging Holding Co. *                          5,995                14
Greif, Inc., Class A                                     1,212                74
Hercules, Inc.                                           4,150                83

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Huntsman Corp.                                          11,665               158
International Flavors & Fragrances, Inc.                 1,535                62
International Paper Co.                                 38,395             1,064
Louisiana-Pacific Corp.                                 13,885               117
Martin Marietta Materials, Inc.                          1,110               117
MeadWestvaco Corp.                                      18,340               492
Monsanto Co.                                             5,395               643
Nalco Holding Co.                                        6,370               150
Newmont Mining Corp.                                     9,210               442
Nucor Corp.                                             10,980               628
Olin Corp.                                               4,855               144
Owens-Illinois, Inc. *                                   3,645               154
Packaging Corp. of America                               3,445                88
Pactiv Corp. *                                           6,060               146
PPG Industries, Inc.                                    10,000               606
Praxair, Inc.                                            6,985               655
Reliance Steel & Aluminum Co.                            2,720               172
Rockwood Holdings, Inc. *                                3,040               116
Rohm & Haas Co.                                          6,000               450
RPM International, Inc.                                  7,465               153
Sealed Air Corp.                                         6,875               149
Sigma-Aldrich Corp.                                      3,230               196
Silgan Holdings, Inc.                                    1,220                64
Smurfit-Stone Container Corp. *                         27,405               157
Sonoco Products Co.                                      8,055               263
Southern Copper Corp.                                    4,965               138
Steel Dynamics, Inc.                                     2,250                71
Temple-Inland, Inc.                                     17,945               292
The Dow Chemical Co.                                    67,180             2,238
The Lubrizol Corp.                                       2,135               106
The Mosaic Co. *                                         1,160               148
The Scotts Miracle-Gro Co., Class A                      4,420                86
The Valspar Corp.                                        6,750               146
United States Steel Corp.                                4,695               753
Valhi, Inc.                                                850                19
Vulcan Materials Co.                                     3,723               239
Weyerhaeuser Co.                                        19,030             1,017
Worthington Industries, Inc.                             7,065               125
                                                                 ---------------
                                                                          20,402
MEDIA 3.2%
--------------------------------------------------------------------------------
Belo Corp., Class A                                      7,580                52
Cablevision Systems Corp., Class A *                    21,365               519
CBS Corp., Class B                                      58,970               965
Charter Communications, Inc., Class A *                142,205               162
Clear Channel Outdoor Holdings, Inc., Class A *          8,370               134
Comcast Corp., Class A                                  99,610             2,054
Comcast Corp., Special Class A                          42,570               874
Discovery Holding Co., Class A *                         8,815               175
DISH Network Corp., Class A *                           13,870               408
Gannett Co., Inc.                                       24,030               435
Hearst-Argyle Television, Inc.                           1,140                24
Lamar Advertising Co., Class A *                         1,820                69
Lee Enterprises, Inc.                                    7,970                24
Liberty Global, Inc., Series A *                         7,270               210

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Liberty Global, Inc., Series C *                         7,070               194
Liberty Media Corp - Entertainment, Series A *          16,668               410
Live Nation, Inc. *                                      5,245                66
Meredith Corp.                                           1,300                33
News Corp., Class A                                     99,880             1,411
News Corp., Class B                                     20,920               306
Omnicom Group, Inc.                                     11,404               487
R.H. Donnelley Corp. *                                  12,000                19
Regal Entertainment Group, Class A                      17,685               295
Scholastic Corp.                                         2,335                60
Scripps Networks Interactive, Class A *                  4,545               184
The DIRECTV Group, Inc. *                               20,140               544
The E.W. Scripps Co., Class A                            1,515                11
The Interpublic Group of Cos., Inc. *                   22,305               196
The McClatchy Co., Class A                              14,080                60
The McGraw-Hill Cos., Inc.                              12,280               500
The New York Times Co., Class A                          8,600               108
The Walt Disney Co.                                     69,700             2,115
The Washington Post Co., Class B                           100                62
Time Warner Cable, Inc., Class A *                      11,200               318
Time Warner, Inc.                                      219,155             3,138
Viacom, Inc., Class B *                                 16,500               461
Virgin Media, Inc.                                      23,710               266
Warner Music Group Corp.                                 5,760                48
                                                                 ---------------
                                                                          17,397
PHARMACEUTICALS & BIOTECHNOLOGY 6.1%
--------------------------------------------------------------------------------
Abbott Laboratories                                     45,075             2,539
Allergan, Inc.                                           3,130               163
Amgen, Inc. *                                           33,435             2,094
Applied Biosystems, Inc.                                 4,245               157
Barr Pharmaceuticals, Inc. *                             2,070               137
Biogen Idec, Inc. *                                      8,050               562
Bristol-Myers Squibb Co.                               117,370             2,479
Celgene Corp. *                                          2,652               200
Cephalon, Inc. *                                         2,935               215
Charles River Laboratories International,
   Inc. *                                                1,725               115
Covance, Inc. *                                            900                83
Eli Lilly & Co.                                         41,415             1,951
Forest Laboratories, Inc. *                              6,455               229
Genentech, Inc. *                                        3,570               340
Genzyme Corp. *                                          4,650               356
Gilead Sciences, Inc. *                                  3,860               208
Invitrogen Corp. *                                         640                28
Johnson & Johnson                                       90,785             6,216
King Pharmaceuticals, Inc. *                            16,900               194
Merck & Co., Inc.                                       96,105             3,162
Mylan, Inc. *                                            8,175               106
PerkinElmer, Inc.                                        4,250               124
Pfizer, Inc.                                           409,570             7,647
Schering-Plough Corp.                                   37,250               785
Thermo Fisher Scientific, Inc. *                        12,145               735

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Warner Chilcott Ltd., Class A *                          4,700                79
Watson Pharmaceuticals, Inc. *                           5,665               164
Wyeth                                                   47,640             1,930
                                                                 ---------------
                                                                          32,998
REAL ESTATE 1.9%
--------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                      784                81
AMB Property Corp.                                       3,840               188
Annaly Capital Management, Inc.                          9,585               144
Apartment Investment & Management Co.,
   Class A                                               7,724               264
AvalonBay Communities, Inc.                              2,920               291
Boston Properties, Inc.                                  5,290               509
Brandywine Realty Trust                                  5,625                90
BRE Properties, Inc.                                     1,720                84
Camden Property Trust                                    3,720               183
CapitalSource, Inc.                                      8,400                98
CB Richard Ellis Group, Inc., Class A *                  4,630                65
CBL & Associates Properties, Inc.                        4,730                92
Colonial Properties Trust                                4,225                84
Cousins Properties, Inc.                                 4,620               101
Developers Diversified Realty Corp.                      5,435               174
Duke Realty Corp.                                       12,475               308
Equity One, Inc.                                         4,030                78
Equity Residential                                      13,925               601
Federal Realty Investment Trust                          1,870               136
First Industrial Realty Trust, Inc.                      3,530                87
Friedman, Billings, Ramsey Group, Inc.,
   Class A                                              50,540                87
General Growth Properties, Inc.                          7,450               204
Gramercy Capital Corp.                                     266                 2
HCP, Inc.                                                8,365               302
Health Care REIT, Inc.                                   3,430               171
Healthcare Realty Trust, Inc.                            4,535               132
Highwoods Properties, Inc.                               3,535               129
Home Properties, Inc.                                    2,720               150
Hospitality Properties Trust                             5,355               114
Host Hotels & Resorts, Inc.                             17,685               232
HRPT Properties Trust                                   24,850               174
iStar Financial, Inc.                                   15,470               127
Kimco Realty Corp.                                       8,460               299
Liberty Property Trust                                   7,250               264
Mack-Cali Realty Corp.                                   3,950               152
Nationwide Health Properties, Inc.                       3,435               127
Newcastle Investment Corp.                                 730                 4
Pennsylvania Real Estate Investment Trust                3,620                67
Plum Creek Timber Co., Inc.                              7,395               360
Post Properties, Inc.                                    2,825                90
Potlatch Corp.                                           3,220               150
ProLogis                                                 7,360               360
Public Storage                                           3,330               273
Rayonier, Inc.                                           3,835               179
Realty Income Corp.                                      5,340               134
Redwood Trust, Inc.                                      4,125                90
Regency Centers Corp.                                    3,720               221

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Senior Housing Properties Trust                          4,740               100
Simon Property Group, Inc.                               6,130               568
SL Green Realty Corp.                                    1,057                88
The Macerich Co.                                         2,470               137
UDR, Inc.                                                6,650               170
Ventas, Inc.                                             2,825               127
Vornado Realty Trust                                     6,493               617
Weingarten Realty Investors                              4,035               123
                                                                 ---------------
                                                                          10,182
RETAILING 3.6%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                         2,220               123
Advance Auto Parts, Inc.                                 2,345                96
Amazon.com, Inc. *                                       2,450               187
American Eagle Outfitters, Inc.                          3,435                48
AnnTaylor Stores Corp. *                                 3,430                77
Asbury Automotive Group, Inc.                            7,645                76
AutoNation, Inc. *                                      30,035               310
AutoZone, Inc. *                                         1,723               225
Barnes & Noble, Inc.                                     4,440               105
Bed Bath & Beyond, Inc. *                               10,165               283
Best Buy Co., Inc.                                      21,050               836
Big Lots, Inc. *                                         8,665               264
Blockbuster, Inc., Class A *                            57,375               160
Blockbuster, Inc., Class B *                            33,925                76
Borders Group, Inc.                                      4,460                22
CarMax, Inc. *                                           9,440               127
Charming Shoppes, Inc. *                                18,490               101
Chico's FAS, Inc. *                                      8,400                47
Circuit City Stores, Inc.                               53,545               108
Collective Brands, Inc. *                                3,640                47
Core-Mark Holding Co., Inc. *                            3,100                84
Dick's Sporting Goods, Inc. *                            2,200                39
Dillard's, Inc., Class A                                14,175               143
Dollar Tree, Inc. *                                      5,745               215
Expedia, Inc. *                                         14,630               286
Family Dollar Stores, Inc.                              10,975               256
Foot Locker, Inc.                                       16,595               250
GameStop Corp., Class A *                                2,040                83
Genuine Parts Co.                                       10,600               425
Group 1 Automotive, Inc.                                 4,335                85
IAC/InterActiveCorp. *                                  28,245               493
J.C. Penney Co., Inc.                                   14,800               456
Kohl's Corp. *                                          14,095               591
Liberty Media Corp. - Interactive Class A *             44,420               623
Limited Brands, Inc.                                    36,520               602
Lowe's Cos., Inc.                                       65,955             1,340
Macy's, Inc.                                            43,520               819
Nordstrom, Inc.                                          7,255               209
O'Reilly Automotive, Inc. *                              4,630               118
Office Depot, Inc. *                                    45,250               308
OfficeMax, Inc.                                         12,055               154
Penske Automotive Group, Inc.                            5,595                74
PetSmart, Inc.                                           5,140               117
RadioShack Corp.                                        10,080               168
Rent-A-Center, Inc. *                                    9,670               205
Ross Stores, Inc.                                        4,645               176
Saks, Inc. *                                            20,535               209
Sears Holdings Corp. *                                   9,321               755

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Sonic Automotive, Inc., Class A                          9,160                92
Staples, Inc.                                           25,100               565
Target Corp.                                            35,615             1,611
The Gap, Inc.                                           23,775               383
The Home Depot, Inc.                                   129,426             3,084
The Sherwin-Williams Co.                                 5,545               295
The Talbots, Inc.                                        1,635                23
The TJX Cos., Inc.                                      15,280               515
Tiffany & Co.                                            3,535               134
Williams-Sonoma, Inc.                                    4,845                85
Zale Corp. *                                             4,745               105
                                                                 ---------------
                                                                          19,493
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.6%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                          54,130               228
Altera Corp.                                             6,150               135
Amkor Technology, Inc. *                                12,980               114
Analog Devices, Inc.                                     7,965               243
Applied Materials, Inc.                                 24,485               424
Atmel Corp. *                                           15,690                55
Broadcom Corp., Class A *                               11,745               285
Fairchild Semiconductor International, Inc. *            4,660                57
Integrated Device Technology, Inc. *                     9,495                95
Intel Corp.                                            193,800             4,300
International Rectifier Corp. *                          3,825                65
Intersil Corp., Class A                                  2,835                68
KLA-Tencor Corp.                                         8,430               317
Lam Research Corp. *                                     2,220                73
Linear Technology Corp.                                  4,555               141
LSI Corp. *                                             23,040               160
Marvell Technology Group Ltd. *                         10,430               154
MEMC Electronic Materials, Inc. *                        2,000                92
Microchip Technology, Inc.                               4,480               143
Micron Technology, Inc. *                               66,775               323
National Semiconductor Corp.                             8,050               169
Novellus Systems, Inc. *                                 3,140                64
NVIDIA Corp. *                                           7,217                83
Spansion, Inc., Class A *                               49,331               113
Teradyne, Inc. *                                         4,550                43
Texas Instruments, Inc.                                 30,110               734
Xilinx, Inc.                                             5,960               148
                                                                 ---------------
                                                                           8,826
SOFTWARE & SERVICES 4.1%
--------------------------------------------------------------------------------
Accenture Ltd., Class A                                 15,795               660
Activision Blizzard, Inc. *                              4,550               164
Adobe Systems, Inc. *                                    7,440               308
Affiliated Computer Services, Inc., Class A *            5,855               282
Alliance Data Systems Corp. *                              720                46
Amdocs Ltd. *                                            5,700               173
Autodesk, Inc. *                                         2,570                82
Automatic Data Processing, Inc.                         19,200               820
BMC Software, Inc. *                                     3,040               100
Broadridge Financial Solutions, Inc.                     3,737                77
CA, Inc.                                                17,005               406
CACI International, Inc., Class A *                      1,700                76

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Cadence Design Systems, Inc. *                           8,175                60
Citrix Systems, Inc. *                                   2,730                73
Computer Sciences Corp. *                               18,145               860
Compuware Corp. *                                       15,520               171
Convergys Corp. *                                       10,165               129
DST Systems, Inc. *                                      1,120                68
eBay, Inc. *                                            17,875               450
Electronic Arts, Inc. *                                  6,150               266
Electronic Data Systems Corp.                           51,890             1,287
Fidelity National Information Services, Inc.             6,120               116
Fiserv, Inc. *                                           5,050               241
Google, Inc., Class A *                                  1,406               666
Hewitt Associates, Inc., Class A *                       3,150               116
Intuit, Inc. *                                           6,855               187
Iron Mountain, Inc. *                                    4,955               144
Lender Processing Services, Inc. *                       3,060               102
MasterCard, Inc., Class A                                1,618               395
McAfee, Inc. *                                           2,935                96
Metavante Technologies, Inc. *                           5,495               122
Microsoft Corp.                                        356,165             9,161
Oracle Corp. *                                          86,080             1,853
Paychex, Inc.                                            8,160               269
Perot Systems Corp., Class A *                           4,455                74
SAIC, Inc. *                                            14,500               274
Symantec Corp. *                                        31,345               660
Synopsys, Inc. *                                         2,540                61
Total System Services, Inc.                              7,809               153
Unisys Corp. *                                          40,260               149
VeriSign, Inc. *                                         6,660               217
Western Union Co.                                        7,710               213
Yahoo!, Inc. *                                          14,355               286
                                                                 ---------------
                                                                          22,113
TECHNOLOGY HARDWARE & EQUIPMENT 4.9%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                             8,805               318
Amphenol Corp., Class A                                  2,300               110
Anixter International, Inc. *                              620                42
Apple, Inc. *                                            8,865             1,409
Arrow Electronics, Inc. *                               12,895               416
Avnet, Inc. *                                           13,480               368
AVX Corp.                                                3,080                31
Benchmark Electronics, Inc. *                            5,140                75
Cisco Systems, Inc. *                                  115,665             2,544
Corning, Inc.                                           20,260               405
Dell, Inc. *                                            77,450             1,903
Diebold, Inc.                                            5,130               190
EMC Corp. *                                             46,770               702
Flextronics International Ltd. *                        61,842               552
Harris Corp.                                             2,725               131
Hewlett-Packard Co.                                     76,005             3,405
Ingram Micro, Inc., Class A *                           34,765               641
Insight Enterprises, Inc. *                              4,205                54
International Business Machines Corp.                   41,095             5,259
Jabil Circuit, Inc.                                     17,795               289
Juniper Networks, Inc. *                                 9,770               254
Lexmark International, Inc., Class A *                   7,045               247

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Mettler-Toledo International, Inc. *                       300                32
Molex, Inc.                                              2,930                72
Molex, Inc., Class A                                     2,930                68
Motorola, Inc.                                         161,100             1,392
NCR Corp. *                                             11,065               297
NetApp, Inc. *                                           7,230               185
QUALCOMM, Inc.                                          26,385             1,460
SanDisk Corp. *                                         11,945               168
Sanmina-SCI Corp. *                                    184,395               326
Seagate Technology                                      19,635               294
Sun Microsystems, Inc. *                                30,953               329
SYNNEX Corp. *                                             770                18
Tech Data Corp. *                                       14,440               504
Tellabs, Inc. *                                         18,760                96
Tyco Electronics Ltd.                                   22,535               747
UTStarcom, Inc. *                                       14,205                67
Vishay Intertechnology, Inc. *                          19,940               179
Western Digital Corp. *                                  7,860               226
Xerox Corp.                                             59,030               805
                                                                 ---------------
                                                                          26,610
TELECOMMUNICATION SERVICES 4.0%
--------------------------------------------------------------------------------
American Tower Corp., Class A *                          5,665               237
AT&T, Inc.                                             243,015             7,487
CenturyTel, Inc.                                         6,765               252
Crown Castle International Corp. *                         385                15
Embarq Corp.                                            10,240               469
Frontier Communications Corp.                           35,560               411
Leap Wireless International, Inc. *                      1,900                82
Level 3 Communications, Inc. *                          60,900               207
NII Holdings, Inc. *                                     3,370               184
Qwest Communications International, Inc.               127,280               487
Sprint Nextel Corp.                                    433,540             3,529
Telephone & Data Systems, Inc.                           2,625               111
Telephone & Data Systems, Inc.,
   Special Shares                                        2,330                92
United States Cellular Corp. *                           4,135               247
Verizon Communications, Inc.                           227,470             7,743
Windstream Corp.                                        10,300               123
                                                                 ---------------
                                                                          21,676
TRANSPORTATION 2.2%
--------------------------------------------------------------------------------
Alaska Air Group, Inc. *                                 2,725                49
Alexander & Baldwin, Inc.                                2,820               122
AMERCO *                                                 2,420               111
AMR Corp. *                                             36,120               326
Avis Budget Group, Inc. *                               31,490               192
Burlington Northern Santa Fe Corp.                      10,920             1,137
C.H. Robinson Worldwide, Inc.                            3,180               153
Con-way, Inc.                                            3,030               153
Continental Airlines, Inc., Class B *                   14,870               204
CSX Corp.                                               14,270               964
Dollar Thrifty Automotive Group, Inc. *                  8,125                26
Expeditors International of Washington, Inc.             3,325               118

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
FedEx Corp.                                             14,062             1,109
Hertz Global Holdings, Inc. *                           48,500               414
J.B. Hunt Transport Services, Inc.                       2,845               105
JetBlue Airways Corp. *                                 23,500               124
Kansas City Southern *                                   2,830               156
Norfolk Southern Corp.                                  13,450               967
Ryder System, Inc.                                       5,710               377
SkyWest, Inc.                                            3,800                58
Southwest Airlines Co.                                  29,575               461
UAL Corp.                                               18,400               153
Union Pacific Corp.                                     18,516             1,526
United Parcel Service, Inc., Class B                    37,580             2,371
US Airways Group, Inc. *                                 4,900                25
Werner Enterprises, Inc.                                 3,940                94
YRC Worldwide, Inc. *                                   18,455               312
                                                                 ---------------
                                                                          11,807
UTILITIES 6.1%
--------------------------------------------------------------------------------
AGL Resources, Inc.                                      4,640               160
Allegheny Energy, Inc.                                   3,255               158
ALLETE, Inc.                                             2,330                99
Alliant Energy Corp.                                     7,475               241
Ameren Corp.                                            18,050               742
American Electric Power Co., Inc.                       32,155             1,270
Aqua America, Inc.                                       4,200                67
Atmos Energy Corp.                                       8,360               221
Avista Corp.                                             4,250                96
Black Hills Corp.                                        2,825                91
CenterPoint Energy, Inc.                                33,410               527
Cleco Corp.                                              3,635                91
CMS Energy Corp.                                        21,210               286
Consolidated Edison, Inc.                               23,605               937
Constellation Energy Group, Inc.                         7,080               589
Dominion Resources, Inc.                                40,990             1,811
DPL, Inc.                                                4,020               102
DTE Energy Co.                                          15,465               634
Duke Energy Corp.                                      129,925             2,284
Dynegy, Inc., Class A *                                 18,740               126
Edison International                                    19,990               966
Energen Corp.                                            2,120               128
Energy East Corp.                                       14,550               364
Entergy Corp.                                            8,517               911
Equitable Resources, Inc.                                2,180               114
Exelon Corp.                                            21,355             1,679
FirstEnergy Corp.                                       17,690             1,301
FPL Group, Inc.                                         18,780             1,212
Great Plains Energy, Inc.                                5,870               148
Hawaiian Electric Industries, Inc.                       8,770               217
IDACORP, Inc.                                            2,240                67
Integrys Energy Group, Inc.                              4,935               252
MDU Resources Group, Inc.                                8,680               277
Mirant Corp. *                                           7,845               240
National Fuel Gas Co.                                    4,445               221
New Jersey Resources Corp.                               3,380               115
Nicor, Inc.                                              4,340               173
NiSource, Inc.                                          33,775               577
Northeast Utilities                                     11,215               282
NRG Energy, Inc. *                                       8,060               293
NSTAR                                                    7,880               251

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
OGE Energy Corp.                                         7,165               234
ONEOK, Inc.                                              7,170               326
Pepco Holdings, Inc.                                    16,465               411
PG&E Corp.                                              27,315             1,052
Piedmont Natural Gas Co., Inc.                           3,550                95
Pinnacle West Capital Corp.                              9,185               308
PNM Resources, Inc.                                     10,545               124
Portland General Electric Co.                            5,045               119
PPL Corp.                                               13,355               627
Progress Energy, Inc.                                   24,625             1,042
Public Service Enterprise Group, Inc.                   22,780               952
Puget Energy, Inc.                                       9,100               251
Questar Corp.                                            3,650               193
Reliant Energy, Inc. *                                  19,620               355
SCANA Corp.                                              8,685               314
Sempra Energy                                           15,615               877
Sierra Pacific Resources                                13,500               153
Southern Co.                                            49,395             1,748
Southern Union Co.                                       5,250               137
Southwest Gas Corp.                                      2,425                70
TECO Energy, Inc.                                       29,285               543
The AES Corp. *                                         44,070               711
UGI Corp.                                               14,420               390
Unisource Energy Corp.                                   3,500               107
Vectren Corp.                                            5,165               151
Westar Energy, Inc.                                      7,870               174
WGL Holdings, Inc.                                       4,245               147
Wisconsin Energy Corp.                                   8,170               369
Xcel Energy, Inc.                                       39,180               786
                                                                 ---------------
                                                                          33,086
                                                                 ---------------
TOTAL COMMON STOCK
(COST $649,078)                                                          539,057
                                                                 ---------------

FOREIGN COMMON STOCK 0.1% OF NET ASSETS

BERMUDA 0.1%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
Foster Wheeler Ltd. *                                    2,070               117

INSURANCE 0.0%
Platinum Underwriters Holdings Ltd.                      2,100                76
                                                                 ---------------
                                                                             193
ISRAEL 0.0%
--------------------------------------------------------------------------------

SOFTWARE & SERVICES 0.0%
Check Point Software Technologies Ltd. *                 4,855               111

UNITED KINGDOM 0.0%
--------------------------------------------------------------------------------

INSURANCE 0.0%
Willis Group Holdings Ltd.                               4,045               127
                                                                 ---------------
TOTAL FOREIGN COMMON STOCK
(COST $459)                                                                  431
                                                                 ---------------

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
RIGHTS 0.0% OF NET ASSETS

CONSUMER DURABLES & APPAREL 0.0%
--------------------------------------------------------------------------------
Standard Pacific Corp. *                                31,655                 6
                                                                 ---------------
TOTAL RIGHTS
(COST $--)                                                                     6
                                                                 ---------------

                                                 FACE/MATURITY
ISSUER                                              AMOUNT              VALUE
RATE, MATURITY DATE                                ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENTS  1.0% OF NET ASSETS

REPURCHASE AGREEMENT 0.8%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
Fully collateralized by Federal Home Loan
   Bank with a value of $4,237
   1.92%, issued 07/31/08, due 08/01/08                  4,149             4,149

U.S. TREASURY OBLIGATION 0.2%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   1.89%, 09/18/08 (a)                                   1,155             1,152
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(COST $5,301)                                                              5,301
                                                                 ---------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 07/31/08, the tax basis cost of the fund's investments was $656,947 and the unrealized appreciation and depreciation were $14,683 and ($126,835), respectively, with a net depreciation of ($112,152).

*    Non-income producing security.
(a) All or a portion of this security is held as collateral for open futures contracts.
(b)  Issuer is affiliated with the fund's adviser.

In addition to the above, the fund held the following at 07/31/08. All numbers are x1,000 except number of futures contracts.


                                NUMBER OF          CONTRACT        UNREALIZED
                                CONTRACTS            VALUE          (LOSSES)
FUTURES CONTRACT
S & P 500 Index, e-mini,
   Long expires 09/19/08                  60             3,801                64

SCHWAB CAPITAL TRUST
SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    95.7%  COMMON STOCK                               133,797           120,975
     2.8%  FOREIGN COMMON STOCK                         3,945             3,489
      --%  PREFERRED STOCK                                 41                32
     4.5%  SHORT-TERM INVESTMENTS                       5,699             5,699
--------------------------------------------------------------------------------
   103.0%  TOTAL INVESTMENTS                          143,482           130,195
   (3.0)%  OTHER ASSETS AND
           LIABILITIES, NET                                              (3,847)
--------------------------------------------------------------------------------
   100.0%  NET ASSETS                                                   126,348

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COMMON STOCK  95.7% OF NET ASSETS

AUTOMOBILES & COMPONENTS  1.1%
--------------------------------------------------------------------------------
ATC Technology Corp. *                                   4,385               110
Dorman Products, Inc. *                                  3,400                39
Drew Industries, Inc. *                                  1,615                24
Fleetwood Enterprises, Inc. *                           28,715                81
Gentex Corp.                                            11,770               182
Hayes Lemmerz International, Inc. *                     58,800               137
Modine Manufacturing Co.                                14,415               251
Monaco Coach Corp.                                       8,135                18
Sauer-Danfoss, Inc.                                      3,440               101
Standard Motor Products, Inc.                           13,100               123
Stoneridge, Inc. *                                       5,600                74
Superior Industries International, Inc.                  8,160               138
Winnebago Industries, Inc.                               7,665                98
                                                                 ---------------
                                                                           1,376
BANKS  8.2%
--------------------------------------------------------------------------------
1st Source Corp.                                         4,740               111
AMCORE Financial, Inc.                                   4,113                25
Ameris Bancorp                                           2,100                22
Anchor BanCorp Wisconsin, Inc.                           3,545                25
Arrow Financial Corp.                                    2,421                55
BancFirst Corp.                                          1,475                70
Bank Mutual Corp.                                        4,660                54
Bank of the Ozarks, Inc.                                 2,860                59
BankAtlantic Bancorp, Inc., Class A                     17,000                23
BankFinancial Corp.                                      2,300                33
BankUnited Financial Corp., Class A                     18,760                30
Banner Corp.                                             1,960                19
Beneficial Mutual Bancorp, Inc. *                        3,600                43

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Berkshire Hills Bancorp, Inc.                            1,400                37
Boston Private Financial Holdings, Inc.                  5,240                41
Brookline Bancorp, Inc.                                 14,810               144
Cadence Financial Corp.                                  2,100                21
Camden National Corp.                                      745                23
Capital City Bank Group, Inc.                            1,295                31
Capitol Bancorp Ltd.                                     1,980                26
Capitol Federal Financial                                1,280                52
Cascade Bancorp                                          3,855                29
Cathay General Bancorp                                   5,300                84
Central Pacific Financial Corp.                          4,945                55
Chemical Financial Corp.                                 5,730               152
City Bank                                                2,880                27
City Holding Co.                                         2,990               133
Columbia Banking System, Inc.                            1,555                23
Community Bank System, Inc.                              5,750               136
Community Trust Bancorp, Inc.                            2,095                65
Corus Bankshares, Inc.                                  10,625                42
CVB Financial Corp.                                     15,380               174
Dime Community Bancshares                                5,450                91
East West Bancorp, Inc.                                  6,665                79
F.N.B. Corp.                                            17,503               198
Farmers Capital Bank Corp.                               2,670                81
Federal Agricultural Mortgage Corp., Class C             1,400                40
Fifth Third Bancorp                                        118                 2
Financial Institutions, Inc.                             1,400                26
First Bancorp                                            5,005                80
First BanCorp Puerto Rico                               21,530               188
First Busey Corp.                                        2,115                30
First Citizens BancShares, Inc., Class A                 1,158               164
First Commonwealth Financial Corp.                      14,690               167
First Community Bancshares, Inc.                         1,475                53
First Financial Bancorp                                  5,990                68
First Financial Bankshares, Inc.                         2,305               106
First Financial Corp.                                    1,500                56
First Financial Holdings, Inc.                           1,985                40
First Merchants Corp.                                    2,465                52
First Midwest Bancorp, Inc.                              7,555               155
First Niagara Financial Group, Inc.                     17,555               246
First Place Financial Corp.                              3,600                39
First State Bancorp                                      2,900                15
FirstFed Financial Corp. *                               3,515                28
Flushing Financial Corp.                                 4,135                73
Franklin Bank Corp. *                                    1,400                 1
Frontier Financial Corp.                                 9,855               114
Glacier Bancorp, Inc.                                    6,280               136
Great Southern Bancorp, Inc.                             3,070                32
Greene Bancshares, Inc.                                  1,800                25
Guaranty Bancorp *                                       9,530                50
Hancock Holding Co.                                      3,430               154
Hanmi Financial Corp.                                    5,870                31
Harleysville National Corp.                              7,025               101
Heartland Financial USA, Inc.                            3,600                74
IBERIABANK Corp.                                         1,650                85

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Imperial Capital Bancorp, Inc.                           1,400                10
Independent Bank Corp., Massachusetts                    3,595                94
Independent Bank Corp., Michigan                         5,760                29
Integra Bank Corp.                                       5,645                44
International Bancshares Corp.                           7,412               182
Investors Bancorp, Inc. *                                2,865                44
Irwin Financial Corp.                                    7,675                32
Kearny Financial Corp.                                   4,735                61
Lakeland Bancorp, Inc.                                   4,937                57
Macatawa Bank Corp.                                      3,000                28
MainSource Financial Group, Inc.                         2,400                43
MB Financial, Inc.                                       5,245               130
MBT Financial Corp.                                      4,068                19
Midwest Banc Holdings, Inc.                              8,220                46
Nara Bancorp, Inc.                                       4,080                43
NASB Financial, Inc.                                     1,003                26
National Penn Bancshares, Inc.                           7,623               102
NBT Bancorp, Inc.                                        5,955               148
NewAlliance Bancshares, Inc.                            12,875               167
Northwest Bancorp, Inc.                                  1,280                33
OceanFirst Financial Corp.                               2,000                36
Ocwen Financial Corp. *                                 21,005               127
Old National Bancorp                                    12,925               196
Old Second Bancorp, Inc.                                 2,275                35
Oriental Financial Group, Inc.                           2,455                43
Oritani Financial Corp. *                                2,400                40
Pacific Capital Bancorp                                  7,170                94
PacWest Bancorp                                          5,980               111
Park National Corp.                                      3,110               195
Peoples Bancorp, Inc.                                    1,475                27
PrivateBancorp, Inc.                                     1,255                37
Prosperity Bancshares, Inc.                              3,000                96
Provident Bankshares Corp.                              11,230               102
Provident Financial Services, Inc.                      10,790               157
Provident New York Bancorp                               6,485                80
Renasant Corp.                                           1,800                32
Republic Bancorp, Inc., Class A                          2,700                83
Royal Bancshares of Pennsylvania, Inc., Class A          2,300                14
S&T Bancorp, Inc.                                        4,690               157
S.Y. Bancorp, Inc.                                       2,965                76
Sandy Spring Bancorp, Inc.                               1,795                30
Santander BanCorp                                        3,060                34
SCBT Financial Corp.                                     1,100                38
Seacoast Banking Corp. of Florida                        3,590                30
Security Bank Corp.                                      4,400                23
Signature Bank *                                         1,590                47
Simmons First National Corp., Class A                    2,900                86
Southwest Bancorp, Inc.                                  2,000                28
StellarOne Corp.                                         3,442                58
Sterling Bancorp                                         2,845                40
Sterling Bancshares, Inc.                                9,225                90
Sterling Financial Corp., Washington                     5,740                43
Suffolk Bancorp                                          2,265                73
Sun Bancorp, Inc. *                                      2,673                29
Susquehanna Bancshares, Inc.                             9,154               131

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
SVB Financial Group *                                    2,735               157
Texas Capital Bancshares, Inc. *                         2,400                39
TierOne Corp.                                            2,785                14
Tompkins Financial Corp.                                   865                37
Triad Guaranty, Inc. *                                   6,705                 6
TriCo Bancshares                                         1,900                29
TrustCo Bank Corp. NY                                   15,370               134
UCBH Holdings, Inc.                                      9,300                42
UMB Financial Corp.                                      2,801               154
Umpqua Holdings Corp.                                   12,090               164
Union Bankshares Corp.                                   1,900                41
United Bankshares, Inc.                                  7,295               184
United Community Banks, Inc.                             5,935                63
United Community Financial Corp.                         8,834                48
Univest Corp. of Pennsylvania                            1,700                45
Washington Trust Bancorp, Inc.                           3,085                74
Wauwatosa Holdings, Inc. *                               3,716                41
WesBanco, Inc.                                           5,470               125
West Bancorp                                             2,700                32
West Coast Bancorp                                       3,265                36
Westamerica Bancorp.                                     3,070               160
Western Alliance Bancorp *                               3,165                32
Wintrust Financial Corp.                                 2,500                52
WSFS Financial Corp.                                       835                45
                                                                 ---------------
                                                                          10,354
CAPITAL GOODS  10.2%
--------------------------------------------------------------------------------
A.O. Smith Corp.                                         4,760               189
AAR Corp. *                                              3,440                59
Accuride Corp. *                                         9,860                27
Aceto Corp.                                              5,000                38
Actuant Corp., Class A                                   4,720               144
Alamo Group, Inc.                                        2,000                43
Albany International Corp., Class A                      3,630               104
Altra Holdings, Inc. *                                   2,700                45
American Railcar Industries, Inc.                          750                17
American Woodmark Corp.                                  2,395                57
Ameron International Corp.                                 960               124
Ampco-Pittsburgh Corp.                                   1,000                43
Apogee Enterprises, Inc.                                 3,795                66
Applied Industrial Technologies, Inc.                    6,020               161
Argon ST, Inc. *                                         2,465                61
Astec Industries, Inc. *                                 1,590                51
Baldor Electric Co.                                      4,470               152
Barnes Group, Inc.                                       5,325               120
BE Aerospace, Inc. *                                     4,445               114
Beacon Roofing Supply, Inc. *                           15,230               204
Belden, Inc.                                             3,360               124
Blount International, Inc. *                             4,805                54
Brady Corp., Class A                                     5,915               217
Bucyrus International, Inc.                              1,110                78
Builders FirstSource, Inc. *                             8,855                39
C&D Technologies, Inc. *                                 7,000                56
Cascade Corp.                                            1,255                55
Ceradyne, Inc. *                                         2,150               100
Chart Industries, Inc. *                                 2,600               138
CIRCOR International, Inc.                                 990                59
CLARCOR, Inc.                                            3,625               140

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Columbus Mckinnon Corp. *                                2,100                54
Commercial Vehicle Group, Inc. *                         9,300                90
Cubic Corp.                                              2,990                80
Curtiss-Wright Corp.                                     4,205               221
Donaldson Co., Inc.                                      4,875               220
Ducommun, Inc. *                                         1,400                38
DynCorp International, Inc., Class A *                   6,485               102
Electro Rent Corp.                                       4,405                60
Encore Wire Corp.                                        4,940                90
Energy Conversion Devices, Inc. *                        2,030               142
EnerSys *                                                6,875               222
EnPro Industries, Inc. *                                 3,590               129
ESCO Technologies, Inc. *                                2,200                91
Esterline Technologies Corp. *                           2,670               130
Federal Signal Corp.                                    11,300               162
First Solar, Inc. *                                        200                57
Franklin Electric Co., Inc.                              2,280                95
FreightCar America, Inc.                                 1,235                47
Gardner Denver, Inc. *                                   5,495               251
Gehl Co. *                                               2,700                41
General Cable Corp. *                                    2,655               153
Gibraltar Industries, Inc.                               9,655               153
Graco, Inc.                                              5,640               204
GrafTech International Ltd. *                            5,110               120
Great Lakes Dredge & Dock Co.                            8,000                52
Griffon Corp. *                                         14,665               147
H&E Equipment Services, Inc. *                           2,620                33
HEICO Corp.                                              1,100                38
HEICO Corp., Class A                                     2,545                72
Herley Industries, Inc. *                                3,300                52
Hexcel Corp. *                                           6,305               120
Huttig Building Products, Inc. *                         7,100                13
IDEX Corp.                                               4,842               183
II-VI, Inc. *                                            1,765                68
Industrial Distribution Group, Inc. *                    3,500                42
Insituform Technologies, Inc., Class A *                 7,675               133
Insteel Industries, Inc.                                 4,000                71
Integrated Electrical Services, Inc. *                   3,500                69
Interline Brands, Inc. *                                 5,360                85
Kadant, Inc. *                                           3,100                66
Kaman Corp.                                              4,120               103
Kaydon Corp.                                             2,215               105
Ladish Co., Inc. *                                       1,500                30
Lawson Products, Inc.                                    1,380                40
LSI Industries, Inc.                                     2,800                26
Lydall, Inc. *                                           4,000                62
Michael Baker Corp. *                                    2,700                80
Moog, Inc., Class A *                                    5,115               227
NCI Building Systems, Inc. *                             5,645               211
NN, Inc.                                                 4,000                53
Nordson Corp.                                            2,155               152
Northwest Pipe Co. *                                     1,600                93
Orbital Sciences Corp. *                                 4,655               116
Perini Corp. *                                           1,580                43
Polypore International, Inc. *                           3,100                81

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Powell Industries, Inc. *                                1,270                67
Quanex Building Products Corp.                           3,350                52
Quanta Services, Inc. *                                  8,891               275
Raven Industries, Inc.                                   1,165                44
RBC Bearings, Inc. *                                     2,100                70
Regal-Beloit Corp.                                       4,265               178
Robbins & Myers, Inc.                                    3,400               173
Rush Enterprises, Inc., Class A *                        3,800                43
Rush Enterprises, Inc., Class B *                        2,400                26
Simpson Manufacturing Co., Inc.                          4,685               112
Standex International Corp.                              4,550               100
Stanley, Inc. *                                          1,200                37
SunPower Corp., Class A *                                  500                39
Superior Essex, Inc. *                                   5,745               259
TAL International Group, Inc.                            2,190                55
Tecumseh Products Co., Class A *                         6,870               225
Tecumseh Products Co., Class B *                         2,500                72
Teledyne Technologies, Inc. *                            3,070               193
Tennant Co.                                              1,710                45
The Gorman-Rupp Co.                                      1,500                67
The Greenbrier Cos., Inc.                                3,620                76
The Manitowoc Co., Inc.                                  5,730               151
The Middleby Corp. *                                       648                30
The Toro Co.                                             3,170               103
Thermadyne Holdings Corp. *                              5,900               101
Titan International, Inc.                                1,100                51
TransDigm Group, Inc. *                                  1,380                51
Tredegar Corp.                                           5,475                90
TriMas Corp. *                                           6,800                46
Triumph Group, Inc.                                      2,030               108
Universal Forest Products, Inc.                          4,870               132
Valmont Industries, Inc.                                 1,110               119
Wabash National Corp.                                   13,645               127
Wabtec Corp.                                             3,360               186
Walter Industries, Inc.                                  2,195               230
Watsco, Inc.                                             4,145               207
Watts Water Technologies, Inc., Class A                  5,275               156
Woodward Governor Co.                                    4,700               212
Xerium Technologies, Inc.                               13,455                62
                                                                 ---------------
                                                                          12,867
COMMERCIAL SERVICES & SUPPLIES  5.1%
--------------------------------------------------------------------------------
ABM Industries, Inc.                                     9,010               216
Acco Brands Corp. *                                     13,270               114
Administaff, Inc.                                        3,760               108
American Reprographics Co. *                             3,810                61
AMREP Corp.                                              1,000                49
Angelica Corp.                                           2,500                55
Bowne & Co., Inc.                                        6,850                89
Casella Waste Systems, Inc., Class A *                   4,700                61
CBIZ, Inc. *                                             8,995                74
CDI Corp.                                                5,320               109
Cenveo, Inc. *                                           9,875                91
Clean Harbors, Inc. *                                    1,265                99
Comfort Systems USA, Inc.                                4,500                60

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Consolidated Graphics, Inc. *                            1,980                66
Copart, Inc. *                                           3,165               139
Cornell Cos., Inc. *                                     2,000                52
CoStar Group, Inc. *                                     1,640                82
Courier Corp.                                            1,255                21
CRA International, Inc. *                                1,945                73
EnergySolutions                                          4,600                94
Ennis, Inc.                                              4,140                64
First Advantage Corp., Class A *                         4,000                61
FTI Consulting, Inc. *                                   2,365               168
G & K Services, Inc., Class A                            2,250                77
Healthcare Services Group, Inc.                          2,370                39
Heidrick & Struggles International, Inc.                 1,470                42
Herman Miller, Inc.                                      6,030               158
Hudson Highland Group, Inc. *                           12,185               109
ICT Group, Inc. *                                        4,000                32
IHS, Inc., Class A *                                     1,610               100
Interface, Inc., Class A                                 5,225                62
Kforce, Inc. *                                          12,500               123
Kimball International, Inc., Class B                    14,525               156
Knoll, Inc.                                              8,000               123
Korn/Ferry International *                               4,230                74
Layne Christensen Co. *                                  1,500                68
LECG Corp. *                                             3,655                30
M&F Worldwide Corp. *                                    1,900                72
McGrath Rentcorp                                         3,125                90
Mine Safety Appliances Co.                               2,985                99
Mobile Mini, Inc. *                                      5,725               114
Monster Worldwide, Inc. *                                6,820               121
Navigant Consulting, Inc. *                              7,025               130
Pike Electric Corp. *                                    4,720                84
Resources Connection, Inc.                               5,400               125
Rollins, Inc.                                            2,215                38
RSC Holdings, Inc. *                                    14,800               141
Schawk, Inc.                                             2,660                34
School Specialty, Inc. *                                 5,600               187
Spherion Corp. *                                        21,690               106
Standard Parking Corp. *                                 1,600                34
Stericycle, Inc. *                                       3,290               197
TeleTech Holdings, Inc. *                                5,230                71
Tetra Tech, Inc. *                                       8,155               234
The Advisory Board Co. *                                 1,130                43
The Corporate Executive Board Co.                        3,150               118
The Dun & Bradstreet Corp.                               2,120               205
The Geo Group, Inc. *                                    3,590                86
The Standard Register Co.                                8,450                75
TrueBlue, Inc. *                                        11,030               167
Viad Corp.                                               4,165               127
Volt Information Sciences, Inc. *                        8,650               120
Waste Connections, Inc. *                                5,730               208
Waste Services, Inc. *                                   4,500                43
Watson Wyatt Worldwide, Inc., Class A                    2,895               168
                                                                 ---------------
                                                                           6,436
CONSUMER DURABLES & APPAREL  3.2%
--------------------------------------------------------------------------------
Arctic Cat, Inc.                                         7,300                65
Avatar Holdings, Inc. *                                  2,945                93

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Bassett Furniture Industries, Inc.                       4,900                58
Blyth, Inc.                                              4,990                73
California Coastal Communities, Inc. *                  10,575                32
Callaway Golf Co.                                        8,455               107
Carter's, Inc. *                                         6,525               108
Champion Enterprises, Inc. *                            13,605                54
Cherokee, Inc.                                           1,000                21
Columbia Sportswear Co.                                  1,280                48
Crocs, Inc. *                                            2,460                11
CSS Industries, Inc.                                     1,895                54
Deckers Outdoor Corp. *                                    430                49
Ethan Allen Interiors, Inc.                              6,485               163
Fossil, Inc. *                                           2,605                70
G-III Apparel Group Ltd. *                               2,900                46
Hartmarx Corp. *                                        22,900                36
Hooker Furniture Corp.                                   1,500                25
Iconix Brand Group, Inc. *                               2,800                34
JAKKS Pacific, Inc. *                                    3,325                73
K-Swiss, Inc., Class A                                   5,730                89
Kenneth Cole Productions, Inc., Class A                  3,840                53
La-Z-Boy, Inc.                                          23,800               176
Leapfrog Enterprises, Inc. *                            12,935               124
Libbey, Inc.                                             2,500                23
M/I Homes, Inc.                                          6,000               114
Maidenform Brands, Inc. *                                2,300                35
Marine  Products Corp.                                   3,180                23
MarineMax, Inc. *                                        7,500                49
Movado Group, Inc.                                       2,800                60
National Presto Industries, Inc.                         1,245                89
Nautilus, Inc.                                          23,375               114
Oxford Industries, Inc.                                  5,710               120
Palm Harbor Homes, Inc. *                               16,900               140
Perry Ellis International, Inc. *                        4,700               102
Phillips-Van Heusen Corp.                                4,870               172
Pool Corp.                                               8,180               181
RC2 Corp. *                                              4,120                95
Russ Berrie & Co., Inc. *                                5,355                52
Sealy Corp.                                              5,130                35
Skechers U.S.A., Inc., Class A *                         7,385               140
Skyline Corp.                                            2,085                54
Steinway Musical Instruments, Inc. *                     1,700                47
Steven Madden Ltd. *                                     2,475                56
Sturm, Ruger & Co., Inc. *                               4,300                26
Tempur-Pedic International, Inc.                         4,615                43
The Warnaco Group, Inc. *                                4,860               204
Under Armour, Inc., Class A *                            1,135                33
Unifi, Inc. *                                           26,900                85
UniFirst Corp.                                           2,525               113
Velcro Industries N.V.                                     600                11
Weyco Group, Inc.                                        1,100                32
Wolverine World Wide, Inc.                               4,750               127
                                                                 ---------------
                                                                           4,037
CONSUMER SERVICES  4.3%
--------------------------------------------------------------------------------
AFC Enterprises, Inc. *                                 12,200                93
Ameristar Casinos, Inc.                                  2,535                33
Bally Technologies, Inc. *                               3,725               118

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Benihana, Inc., Class A *                                  800                 5
Bluegreen Corp. *                                        8,870               102
Bob Evans Farms, Inc.                                    6,565               188
California Pizza Kitchen, Inc. *                         3,700                48
CBRL Group, Inc.                                         5,120               124
CEC Entertainment, Inc. *                                3,980               139
Chipotle Mexican Grill, Inc., Class A *                    360                25
Chipotle Mexican Grill, Inc., Class B *                    500                32
Choice Hotels International, Inc.                        3,190                79
Churchill Downs, Inc.                                      795                30
CKE Restaurants, Inc.                                   11,765               144
Coinstar, Inc. *                                         2,425                84
Corinthian Colleges, Inc. *                             17,565               277
Denny's Corp. *                                         20,300                52
DeVry, Inc.                                              2,685               153
DineEquity, Inc.                                         2,190                51
Domino's Pizza, Inc.                                     4,915                64
Dover Downs Gaming & Entertainment, Inc.                 3,900                33
Gaylord Entertainment Co. *                              5,840               175
Great Wolf Resorts, Inc. *                               5,700                23
International Speedway Corp., Class A                    5,290               195
Interstate Hotels & Resorts, Inc. *                     13,100                35
Isle of Capri Casinos, Inc. *                           11,275                75
ITT Educational Services, Inc. *                         1,855               164
Jackson Hewitt Tax Service, Inc.                         5,205                80
Krispy Kreme Doughnuts, Inc. *                          18,675                81
Landry's Restaurants, Inc.                               4,340                63
Life Time Fitness, Inc. *                                1,585                47
Lincoln Educational Services *                           3,500                48
Lodgian, Inc. *                                          5,400                37
Luby's, Inc. *                                           4,700                33
Matthews International Corp., Class A                    1,815                91
McCormick & Schmick's Seafood Restaurants,
   Inc. *                                                2,100                17
Morgans Hotel Group *                                    2,000                29
MTR Gaming Group, Inc. *                                 7,005                26
Multimedia Games, Inc. *                                 3,280                17
O'Charley's, Inc.                                       11,075               125
P.F. Chang's China Bistro, Inc. *                        4,505               117
Panera Bread Co., Class A *                              2,975               149
Papa John's International, Inc. *                        3,110                88
Pinnacle Entertainment, Inc. *                          11,285               128
Pre-Paid Legal Services, Inc. *                            760                32
Red Lion Hotels Corp. *                                  5,000                42
Red Robin Gourmet Burgers, Inc. *                        2,580                64
Ruby Tuesday, Inc.                                      20,970               144
Scientific Games Corp., Class A *                        5,630               171
Sonic Corp. *                                            4,700                71
Sotheby's                                                3,600               100
Speedway Motorsports, Inc.                               1,715                33
Steiner Leisure Ltd. *                                   1,260                39
Stewart Enterprises, Inc., Class A                      14,260               127

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Strayer Education, Inc.                                    347                77
Texas Roadhouse, Inc., Class A *                         4,610                43
The Cheesecake Factory, Inc. *                           8,435               119
The Marcus Corp.                                         4,630                74
The Steak n Shake Co. *                                  6,070                42
Tim Hortons, Inc.                                        5,030               137
Triarc Cos., Inc., Class A                               6,465                36
Triarc Cos., Inc., Class B                               5,445                30
Trump Entertainment Resorts, Inc. *                     36,108                56
Universal Technical Institute, Inc. *                    3,780                56
Vail Resorts, Inc. *                                     1,760                71
Weight Watchers International, Inc.                      1,380                49
WMS Industries, Inc. *                                   1,392                39
Wynn Resorts Ltd.                                          485                47
                                                                  --------------
                                                                           5,416
DIVERSIFIED FINANCIALS 3.2%
--------------------------------------------------------------------------------
Advance America Cash Advance Centers, Inc.              14,115                77
Advanta Corp., Class A                                     352                 2
Advanta Corp., Class B                                   8,242                65
Affiliated Managers Group, Inc. *                        2,719               235
Ares Capital Corp.                                      13,195               151
Asset Acceptance Capital Corp. *                         2,960                35
ASTA Funding, Inc.                                       2,000                16
BGC Partners, Inc., Class A *                            7,720                55
BlackRock Kelso Capital Corp.                            9,000                88
Calamos Asset Management, Inc., Class A                  5,075               104
Capital Southwest Corp.                                    366                48
Cash America International, Inc.                         2,705               114
Cohen & Steers, Inc.                                     1,240                31
Compass Diversified Holdings                             2,700                31
Cowen Group, Inc. *                                      4,700                39
Credit Acceptance Corp. *                                2,675                44
Dollar Financial Corp. *                                 2,565                50
Eaton Vance Corp.                                        6,615               246
Encore Capital Group, Inc. *                             7,155                88
Evercore Partners, Inc., Class A                         1,900                25
EZCORP, Inc., Class A *                                  4,300                77
FBR Capital Markets Corp. *                              5,300                30
FCStone Group, Inc. *                                    1,300                25
Financial Federal Corp.                                  2,610                60
First Cash Financial Services, Inc. *                    3,590                68
GAMCO Investors, Inc., Class A                           2,035                91
GFI Group, Inc.                                          7,720                78
Gladstone Capital Corp.                                  3,100                51
Greenhill & Co., Inc.                                      435                27
IntercontinentalExchange, Inc. *                           425                42
Investment Technology Group, Inc. *                      2,855                85
KBW, Inc. *                                              1,500                40
Knight Capital Group, Inc., Class A *                   11,545               189
LaBranche & Co., Inc. *                                 24,475               169

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
MCG Capital Corp.                                       17,205                82
MSCI, Inc., Class A *                                    4,200               125
NewStar Financial, Inc. *                               10,000                55
optionsXpress Holdings, Inc.                             1,610                40
Penson Worldwide, Inc. *                                 4,000                74
PICO Holdings, Inc. *                                      945                44
Piper Jaffray Cos., Inc. *                               3,905               139
Portfolio Recovery Associates, Inc. *                    1,045                42
Prospect Capital Corp.                                   2,300                30
Rewards Network, Inc. *                                  7,355                36
SEI Investments Co.                                      6,190               143
Stifel Financial Corp. *                                 2,250                95
SWS Group, Inc.                                          6,620               125
The First Marblehead Corp.                               6,510                16
Thomas Weisel Partners Group, Inc. *                     4,600                26
W.P. Carey & Co., LLC                                    5,125               150
Waddell & Reed Financial, Inc., Class A                  5,700               190
World Acceptance Corp. *                                 1,860                61
                                                                 ---------------
                                                                           4,049
ENERGY 7.1%
--------------------------------------------------------------------------------
Adams Resources & Energy, Inc.                           2,900                83
Allis-Chalmers Energy, Inc. *                            2,800                43
Alpha Natural Resources, Inc. *                          3,945               390
Atlas America, Inc.                                      1,248                46
ATP Oil & Gas Corp. *                                    2,245                64
Atwood Oceanics, Inc. *                                  2,240               103
Aventine Renewable Energy Holdings, Inc. *              21,015               143
Basic Energy Services, Inc. *                            4,745               128
Berry Petroleum Co., Class A                             2,060                89
Bill Barrett Corp. *                                       980                40
Bois d'Arc Energy, Inc. *                                2,000                44
Brigham Exploration Co. *                                6,815                95
Bristow Group, Inc. *                                    3,185               143
Bronco Drilling Co., Inc. *                                605                11
Cabot Oil & Gas Corp.                                    3,750               165
Cal Dive International, Inc. *                           6,243                67
Callon Petroleum Co. *                                   2,800                64
CARBO Ceramics, Inc.                                     1,480                81
Carrizo Oil & Gas, Inc. *                                  955                48
Clayton Williams Energy, Inc. *                          1,605               150
CNX Gas Corp. *                                          1,000                31
Complete Production Services, Inc. *                     6,910               220
Comstock Resources, Inc. *                               4,475               273
Continental Resources, Inc. *                            1,400                80
Copano Energy LLC                                        2,700                85
Crosstex Energy, Inc.                                    3,760               121
Delek US Holdings, Inc.                                  2,870                23
Delta Petroleum Corp. *                                  1,615                31
Dresser-Rand Group, Inc. *                               5,450               208
Dril-Quip, Inc. *                                        1,285                70
Edge Petroleum Corp. *                                  12,500                64
Encore Acquisition Co. *                                 3,405               211
Energy Partners Ltd. *                                  10,275               122
EXCO Resources, Inc. *                                   6,905               180

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Global Industries Ltd. *                                 6,405                77
Grey Wolf, Inc. *                                       21,685               185
Gulf Island Fabrication, Inc.                            1,100                49
GulfMark Offshore, Inc. *                                2,285               115
Harvest Natural Resources, Inc. *                        3,850                38
Hercules Offshore, Inc. *                                4,216               105
Holly Corp.                                              2,370                68
Hornbeck Offshore Services, Inc. *                       2,540               113
International Coal Group, Inc. *                        21,255               223
ION Geophysical Corp. *                                  5,105                82
James River Coal Co. *                                   2,500               108
Key Energy Services, Inc. *                             14,900               239
Kinder Morgan Management L.L.C. *                        4,415               242
Linn Energy L.L.C.                                       3,500                76
Lufkin Industries, Inc.                                    955                85
Mariner Energy, Inc. *                                   8,800               233
Matrix Service Co. *                                     2,500                56
NATCO Group, Inc., Class A *                             1,300                62
Newpark Resources, Inc. *                               19,940               146
Oceaneering International, Inc. *                        3,000               182
Oil States International, Inc. *                         1,610                88
Parker Drilling Co. *                                   17,450               141
Penn Virginia Corp.                                      2,640               160
Petroleum Development Corp. *                              855                47
PetroQuest Energy, Inc. *                                4,985               104
PHI, Inc. *                                              2,925               118
Pioneer Drilling Co. *                                   7,260               115
Quicksilver Resources, Inc. *                            1,050                27
Range Resources Corp.                                    2,910               141
Rosetta Resources, Inc. *                                8,430               199
RPC, Inc.                                                3,915                67
SandRidge Energy, Inc. *                                 1,000                49
St. Mary Land & Exploration Co.                          4,500               192
Superior Energy Services, Inc. *                         3,170               150
Superior Well Services, Inc. *                           1,700                54
Swift Energy Co. *                                       3,705               188
TETRA Technologies, Inc. *                               7,280               138
The Meridian Resource Corp. *                           44,800               142
Trico Marine Services, Inc. *                              900                23
Ultra Petroleum Corp. *                                  2,140               153
Venoco, Inc. *                                           3,000                50
VeraSun Energy Corp. *                                   9,421                58
W&T Offshore, Inc.                                       2,620               116
W-H Energy Services, Inc. *                              2,130               195
Western Refining, Inc.                                   3,335                27
Willbros Group, Inc. *                                   2,000                75
                                                                 ---------------
                                                                           9,017
FOOD & STAPLES RETAILING 0.7%
--------------------------------------------------------------------------------
Arden Group, Inc., Class A                                 300                43
Ingles Markets, Inc., Class A                            5,400               131
PriceSmart, Inc.                                         2,800                66
Spartan Stores, Inc.                                     7,200               171
Susser Holdings Corp. *                                  2,400                30
The Andersons, Inc.                                      2,605               118
United Natural Foods, Inc. *                            11,655               224

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Village Super Market, Inc., Class A                      1,101                47
                                                                 ---------------
                                                                             830
FOOD, BEVERAGE & TOBACCO 1.7%
--------------------------------------------------------------------------------
Alliance One International, Inc. *                      21,430                96
B&G Foods, Inc., Class A                                 4,200                37
Cal-Maine Foods, Inc.                                    1,000                38
Central European Distribution Corp. *                    2,360               172
Coca-Cola Bottling Co. Consolidated                      1,900                64
Darling International, Inc. *                            2,900                47
Diamond Foods, Inc.                                      3,000                73
Farmer Brothers Co.                                      2,425                64
Flowers Foods, Inc.                                      8,037               242
Hansen Natural Corp. *                                   2,755                63
Imperial Sugar Co.                                       5,900                82
J & J Snack Foods Corp.                                  3,175               101
John B. Sanfilippo & Son, Inc. *                         4,800                41
Lancaster Colony Corp.                                   4,365               142
Lance, Inc.                                              5,660               104
National Beverage Corp. *                                4,500                35
Ralcorp Holdings, Inc. *                                 2,945               159
Reddy Ice Holdings, Inc.                                 1,910                25
Sanderson Farms, Inc.                                    2,000                79
The Boston Beer Co., Inc., Class A *                       700                32
The Hain Celestial Group, Inc. *                         5,890               154
Tootsie Roll Industries, Inc.                            3,950               103
TreeHouse Foods, Inc. *                                  6,245               169
Vector Group Ltd.                                        4,324                77
                                                                 ---------------
                                                                           2,199
HEALTH CARE EQUIPMENT & SERVICES 5.2%
--------------------------------------------------------------------------------
Advanced Medical Optics, Inc. *                          6,600               115
Air Methods Corp. *                                      1,000                29
Alliance Imaging, Inc. *                                 3,875                37
Allscripts Healthcare Solutions, Inc. *                  3,940                47
Amedisys, Inc. *                                         1,970               126
America Service Group, Inc. *                            5,000                53
American Medical Systems Holdings, Inc. *                2,665                44
AMN Healthcare Services, Inc. *                          4,565                86
AmSurg Corp. *                                           3,825               102
Analogic Corp.                                             965                71
AngioDynamics, Inc. *                                    3,500                56
ArthroCare Corp. *                                       2,260                48
Assisted Living Concepts, Inc., Class A *                8,100                46
BioScrip, Inc. *                                         7,800                30
Centene Corp. *                                          7,240               162
Chemed Corp.                                             1,495                64
CONMED Corp. *                                           4,035               123
CorVel Corp. *                                             465                15
Cross Country Healthcare, Inc. *                        10,265               164
Datascope Corp.                                          1,905                89
Eclipsys Corp. *                                         3,080                68

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Edwards Lifesciences Corp. *                             4,210               264
Emergency Medical Services Corp., Class A *              8,300               224
Five Star Quality Care, Inc. *                           6,000                26
Gen-Probe, Inc. *                                        1,695                90
Gentiva Health Services, Inc. *                          7,025               179
Greatbatch, Inc. *                                       4,720                97
Haemonetics Corp. *                                      1,700                99
Hanger Orthopedic Group, Inc. *                          7,100               121
HealthExtras, Inc. *                                     2,300                69
HEALTHSOUTH Corp. *                                      7,900               130
Healthspring, Inc. *                                     5,150               100
HealthTronics, Inc. *                                   12,824                41
Healthways, Inc. *                                       2,660                68
Hlth Corp. *                                            11,570               127
Hologic, Inc. *                                          3,640                67
ICU Medical, Inc. *                                        650                18
IDEXX Laboratories, Inc. *                               2,140               114
Immucor, Inc. *                                          1,500                45
Integra LifeSciences Holdings *                          1,070                49
Intuitive Surgical, Inc. *                                 275                86
Invacare Corp.                                           5,165               122
InVentiv Health, Inc. *                                  1,990                48
Inverness Medical Innovations, Inc. *                    3,780               127
Kinetic Concepts, Inc. *                                 2,770                97
Landauer, Inc.                                           1,550               100
LCA-Vision, Inc.                                         1,230                 7
MedCath Corp. *                                          3,980                74
Mentor Corp.                                             3,090                77
Meridian Bioscience, Inc.                                1,025                27
Merit Medical Systems, Inc. *                            2,920                59
Molina Healthcare, Inc. *                                1,405                42
MWI Veterinary Supply, Inc. *                            1,200                42
National Healthcare Corp.                                1,550                79
Odyssey HealthCare, Inc. *                               4,300                40
Pediatrix Medical Group, Inc. *                          3,055               149
PSS World Medical, Inc. *                                7,270               122
Psychiatric Solutions, Inc. *                            2,495                87
RehabCare Group, Inc. *                                  5,445                90
Res-Care, Inc. *                                         3,225                59
Sirona Dental Systems, Inc. *                            1,290                32
Skilled Healthcare Group, Inc., Class A *                9,000               131
STERIS Corp.                                             6,610               226
Sun Healthcare Group, Inc. *                             4,100                59
Sunrise Senior Living, Inc. *                            5,645               101
SXC Health Solutions Corp. *                               868                12
Symmetry Medical, Inc. *                                 2,570                43
The Cooper Cos., Inc.                                    4,785               161
The TriZetto Group, Inc. *                               1,195                26
Thoratec Corp. *                                         5,145                96
Triple-S Management Corp., Class B *                     6,800               108
Universal American Financial Corp. *                     4,595                48
VCA Antech, Inc. *                                       3,675               107
Vital Signs, Inc.                                          645                47

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
WellCare Health Plans, Inc. *                            2,785               110
West Pharmaceutical Services, Inc.                       2,820               129
Wright Medical Group, Inc. *                             1,500                47
Zoll Medical Corp. *                                     1,675                53
                                                                 ---------------
                                                                           6,573
HOUSEHOLD & PERSONAL PRODUCTS 0.8%
--------------------------------------------------------------------------------
Bare Escentuals, Inc. *                                  2,335                27
Central Garden & Pet Co. *                              11,200                52
Central Garden & Pet Co., Class A *                     27,230               114
Chattem, Inc. *                                            955                61
Church & Dwight Co., Inc.                                4,315               237
Elizabeth Arden, Inc. *                                  6,770               110
Herbalife Ltd.                                           1,405                61
Inter Parfums, Inc.                                      2,250                34
Nu Skin Enterprises, Inc., Class A                       7,110               115
Prestige Brands Holdings, Inc. *                         5,010                50
Spectrum Brands, Inc. *                                 46,715               118
USANA Health Sciences, Inc. *                              630                21
WD-40 Co.                                                1,915                65
                                                                 ---------------
                                                                           1,065
INSURANCE 2.9%
---------------------------------------------------------------------------------
American Equity Investment Life Holding Co.              8,835                77
American Physicians Capital, Inc.                          800                40
Amerisafe, Inc. *                                        4,000                73
AmTrust Financial Services, Inc.                         2,500                36
Argo Group International Holdings Ltd. *                   959                33
Baldwin & Lyons, Inc., Class B                           2,350                50
Brown & Brown, Inc.                                     11,640               204
CNA Surety Corp. *                                       3,320                43
Crawford & Co., Class A *                                6,605                52
Crawford & Co., Class B *                               14,515               148
Delphi Financial Group, Inc., Class A                    6,620               165
Donegal Group, Inc., Class A                             3,600                63
Employers Holdings, Inc.                                 8,000               143
FBL Financial Group, Inc., Class A                       3,200                67
First Acceptance Corp. *                                11,499                43
First Mercury Financial Corp. *                          3,000                48
FPIC Insurance Group, Inc. *                             1,700                85
Harleysville Group, Inc.                                 4,035               144
Hilb Rogal & Hobbs Co.                                   5,360               232
Hilltop Holdings, Inc. *                                 8,190                84
Horace Mann Educators Corp.                              6,470                90
Infinity Property & Casualty Corp.                       2,445               109
Kansas City Life Insurance Co.                           1,327                67
Meadowbrook Insurance Group, Inc.                        5,000                32
National Financial Partners Corp.                        6,425               134
National Western Life Insurance Co., Class A               664               157
Penn Treaty American Corp. *                             3,890                17
PMA Capital Corp., Class A *                             8,870                89
Presidential Life Corp.                                  5,345                86

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
ProAssurance Corp. *                                     3,445               169
RLI Corp.                                                2,710               148
Safety Insurance Group, Inc.                             3,005               128
Seabright Insurance Holdings *                           3,000                34
State Auto Financial Corp.                               4,830               140
The Navigators Group, Inc. *                             1,485                71
United America Indemnity Ltd., Class A *                 5,790                75
United Fire & Casualty Co.                               2,960                80
Zenith National Insurance Corp.                          4,790               165
                                                                 ---------------
                                                                           3,621
MATERIALS 5.3%
--------------------------------------------------------------------------------
A. Schulman, Inc.                                        8,170               190
A.M. Castle & Co.                                        2,500                51
AEP Industries, Inc. *                                   1,400                24
AMCOL International Corp.                                1,920                61
Arch Chemicals, Inc.                                     4,350               140
Brush Engineered Materials, Inc. *                       2,100                50
Buckeye Technologies, Inc. *                             8,680                85
Bway Holding Co. *                                       4,100                41
Calgon Carbon Corp. *                                    2,500                47
Caraustar Industries, Inc. *                            20,704                39
Century Aluminum Co. *                                   1,415                84
CF Industries Holdings, Inc.                             1,425               233
Chesapeake Corp. *                                      27,900                50
Cleveland-Cliffs, Inc.                                   3,440               373
Coeur d'Alene Mines Corp. *                             15,295                44
Compass Minerals International, Inc.                     1,830               138
Constar International, Inc. *                           19,200                39
Deltic Timber Corp.                                      1,000                61
Eagle Materials, Inc.                                    6,490               161
Esmark, Inc. *                                          13,038               250
Ferro Corp.                                             13,930               303
GenTek, Inc. *                                           7,770               224
Georgia Gulf Corp.                                      25,205                73
Glatfelter                                               8,745               128
H.B. Fuller Co.                                          7,680               192
Haynes International, Inc. *                             1,200                57
Headwaters, Inc. *                                      15,820               207
Hecla Mining Co. *                                       3,365                31
Horsehead Holding Corp. *                                3,100                38
Innophos Holdings, Inc.                                  3,900               115
Innospec, Inc.                                           4,680                83
Kaiser Aluminum Corp.                                      800                42
Koppers Holdings, Inc.                                   2,500               108
Mercer International, Inc. *                            11,700                73
Minerals Technologies, Inc.                              2,930               189
Myers Industries, Inc.                                   6,305                71
Neenah Paper, Inc.                                       1,815                34
NewMarket Corp.                                          1,035                64
NL Industries, Inc.                                      3,265                33
Olympic Steel, Inc.                                      1,600                81
OM Group, Inc. *                                         2,615                88
Omnova Solutions, Inc. *                                12,400                33
Penford Corp.                                            2,000                29
PolyOne Corp. *                                         27,305               205
Quaker Chemical Corp.                                    2,100                63
Rock-Tenn Co., Class A                                   5,315               189

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Royal Gold, Inc.                                         2,330                83
RTI International Metals, Inc. *                         1,240                34
Schnitzer Steel Industries, Inc., Class A                2,340               211
Schweitzer-Mauduit International, Inc.                   3,810                71
Sensient Technologies Corp.                              7,445               232
Spartech Corp.                                          12,385               125
Stepan Co.                                                 965                55
Stillwater Mining Co. *                                  7,240                69
Terra Industries, Inc.                                   4,090               221
Texas Industries, Inc.                                   2,445               126
Titanium Metals Corp.                                    6,090                69
Tronox, Inc., Class A                                   11,005                15
Tronox, Inc., Class B                                   12,850                18
U.S. Concrete, Inc. *                                   23,700                96
W.R. Grace & Co. *                                       9,065               234
Wausau Paper Corp.                                      17,210               152
Zoltek Cos., Inc. *                                      1,700                38
                                                                 ---------------
                                                                           6,763
MEDIA 2.0%
--------------------------------------------------------------------------------
Arbitron, Inc.                                             860                40
Carmike Cinemas, Inc.                                    8,875                58
Cinemark Holdings, Inc.                                  4,100                60
CKX, Inc. *                                              6,835                54
Cox Radio, Inc., Class A *                              15,595               154
CTC Media, Inc. *                                        1,200                28
Cumulus Media Inc., Class A *                            9,485                28
DreamWorks Animation SKG, Inc., Class A *                5,145               153
Emmis Communications Corp., Class A *                   33,189                61
Entercom Communications Corp., Class A                  15,625                96
Entravision Communications Corp., Class A *             20,355                64
GateHouse Media, Inc.                                    5,000                 3
Gray Television, Inc.                                   11,215                28
Harte-Hanks, Inc.                                        8,235               102
Interactive Data Corp.                                   2,085                60
John Wiley & Sons, Inc., Class A                         4,615               209
Journal Communications, Inc., Class A                   23,955               114
Lin TV Corp., Class A *                                 11,460                68
LodgeNet Interactive Corp. *                             2,000                 7
Marvel Entertainment, Inc. *                             3,815               132
Media General, Inc., Class A                            12,170               154
Mediacom Communications Corp., Class A *                28,040               160
Morningstar, Inc. *                                        435                27
Navarre Corp. *                                         10,903                18
Nexstar Broadcasting Group, Inc., Class A *              5,600                17
Playboy Enterprises, Inc., Class B *                     3,900                18
PRIMEDIA, Inc.                                           7,229                29
Radio One, Inc., Class D *                              80,630                80
RCN Corp. *                                             11,120               135

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Saga Communications, Inc., Class A *                     3,683                22
Salem Communications Corp., Class A                      8,790                14
Sinclair Broadcast Group, Inc., Class A                 12,510                96
Spanish Broadcasting System, Inc., Class A *            30,600                22
Valassis Communications, Inc. *                         13,485               119
Westwood One, Inc. *                                    35,720                47
World Wrestling Entertainment, Inc., Class A             7,300               120
                                                                 ---------------
                                                                           2,597
PHARMACEUTICALS & BIOTECHNOLOGY 2.3%
--------------------------------------------------------------------------------
Affymetrix, Inc. *                                       3,890                31
Albany Molecular Research, Inc. *                        4,000                61
Alpharma, Inc., Class A *                                6,295               143
APP Pharmaceuticals, Inc. *                              3,500                83
Bio-Rad Laboratories, Inc., Class A *                    1,550               138
Bruker Corp. *                                           4,035                56
Cambrex Corp. *                                          5,880                45
Celera Corp. *                                           6,085                83
Dionex Corp. *                                             750                52
Endo Pharmaceuticals Holdings, Inc. *                    8,710               202
ImClone Systems, Inc. *                                  2,560               164
K-V Pharmaceutical Co., Class A *                        2,730                56
Kendle International, Inc. *                               800                33
Martek Biosciences Corp. *                               1,840                69
Medicis Pharmaceutical Corp., Class A                    4,825                89
Millipore Corp. *                                        3,220               226
Par Pharmaceutical Cos., Inc. *                          5,870               101
PAREXEL International Corp. *                            3,420               100
PDL BioPharma, Inc.                                      2,740                31
Pharmaceutical Product Development, Inc.                 4,865               185
Pharmanet Development Group, Inc. *                      1,695                41
Salix Pharmaceuticals Ltd. *                             8,495                68
Sciele Pharma, Inc. *                                    1,835                34
Techne Corp. *                                           1,565               124
Valeant Pharmaceuticals International *                 13,275               227
Varian, Inc. *                                           3,135               155
ViroPharma, Inc. *                                       4,400                54
Waters Corp. *                                           3,710               252
                                                                 ---------------
                                                                           2,903
REAL ESTATE 6.0%
--------------------------------------------------------------------------------
Acadia Realty Trust                                      2,325                53
Agree Realty Corp.                                       1,200                35
American Campus Communities, Inc.                        3,380                99
American Mortgage Acceptance Co.                           600                --

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Anthracite Capital, Inc.                                34,825               220
Anworth Mortgage Asset Corp.                            14,055                84
Arbor Realty Trust, Inc.                                 3,800                42
Ashford Hospitality Trust                               11,645                46
Associated Estates Realty Corp.                          3,200                45
BioMed Realty Trust, Inc.                                7,760               200
Capital Trust, Inc., Class A                             3,400                53
CapLease, Inc.                                           4,200                33
Capstead Mortgage Corp.                                  9,500               104
Cedar Shopping Centers, Inc.                             4,645                59
Corporate Office Properties Trust                        5,435               211
Crystal River Capital, Inc.                              6,700                20
DCT Industrial Trust, Inc.                              18,100               153
Deerfield Capital Corp.                                  6,946                 4
DiamondRock Hospitality Co.                              6,575                61
Digital Realty Trust, Inc.                               3,270               140
Douglas Emmett, Inc.                                     8,000               188
EastGroup Properties, Inc.                               3,830               178
Education Realty Trust, Inc.                             2,800                31
Entertainment Properties Trust                           4,430               238
Equity Lifestyle Properties, Inc.                        2,920               140
Essex Property Trust, Inc.                               2,356               286
Extra Space Storage, Inc.                                7,265               103
FelCor Lodging Trust, Inc.                              14,650               117
First Potomac Realty Trust                               2,700                43
Forest City Enterprises, Inc., Class A                   5,460               142
Franklin Street Properties Corp.                        15,270               187
Getty Realty Corp.                                       3,860                72
Glimcher Realty Trust                                   14,425               134
Grubb & Ellis Co.                                       14,500                48
Hersha Hospitality Trust                                 4,100                29
HomeBanc Corp. *                                         6,875                --
Inland Real Estate Corp.                                 8,170               122
Investors Real Estate Trust                              7,825                82
Jer Investors Trust, Inc.                                4,900                30
Jones Lang LaSalle, Inc.                                 2,581               123
Kilroy Realty Corp.                                      4,735               217
Kite Realty Group Trust                                  2,900                36
LaSalle Hotel Properties                                 6,040               137
Lexington Realty Trust                                  14,470               208
LTC Properties, Inc.                                     2,630                77
Maguire Properties, Inc.                                 5,140                56
Medical Properties Trust, Inc.                           6,800                76
MFA Mortgage Investments, Inc.                          23,890               154
Mid-America Apartment Communities, Inc.                  3,345               192
Mission West Properties, Inc.                            6,200                61
National Health Investors, Inc.                          4,435               137
National Retail Properties, Inc.                         9,955               211
NorthStar Realty Finance Corp.                           6,200                52
OMEGA Healthcare Investors, Inc.                         5,390                93
One Liberty Properties, Inc.                             3,000                51
Parkway Properties, Inc.                                 2,520                89
PS Business Parks, Inc.                                  1,710                90
RAIT Financial Trust                                    28,865               192
Ramco-Gershenson Properties Trust                        2,930                63
Resource Capital Corp.                                   5,500                37

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Saul Centers, Inc.                                         785                38
Sovran Self Storage, Inc.                                3,710               155
Strategic Hotel & Resorts, Inc.                          8,655                68
Sun Communities, Inc.                                    3,955                67
Sunstone Hotel Investors, Inc.                           9,605               124
Tanger Factory Outlet Centers, Inc.                      3,030               113
Taubman Centers, Inc.                                    2,455               118
The St. Joe Co.                                          5,670               199
U-Store-It Trust                                        12,415               145
Universal Health Realty Income Trust                     1,900                67
Urstadt Biddle Properties, Class A                       4,395                73
Vestin Realty Mortgage II, Inc.                          4,693                23
Washington Real Estate Investment Trust                  6,155               211
Winthrop Realty Trust                                    5,000                20
                                                                 ---------------
                                                                           7,605
RETAILING 5.6%
--------------------------------------------------------------------------------
1-800-FLOWERS.COM, Inc., Class A *                       7,500                41
99 Cents Only Stores *                                   8,500                57
A.C. Moore Arts & Crafts, Inc. *                         8,560                67
Aaron Rents, Inc.                                        9,620               264
Aeropostale, Inc. *                                      4,370               141
Audiovox Corp., Class A *                                6,000                55
bebe stores, Inc.                                        5,890                61
Big 5 Sporting Goods Corp.                              11,740                94
Books-A-Million, Inc.                                    3,600                22
Brown Shoe Co., Inc.                                    12,662               204
Build-A-Bear Workshop, Inc. *                            3,900                26
Building Materials Holding Corp.                        26,200                49
Cabela's, Inc. *                                        12,180               142
Cache, Inc. *                                            3,700                52
Casual Male Retail Group, Inc. *                        11,000                45
Charlotte Russe Holding, Inc. *                          2,615                34
Christopher & Banks Corp.                                6,540                57
Citi Trends, Inc. *                                      2,300                53
Coldwater Creek, Inc. *                                 10,440                68
Conn's, Inc. *                                           4,065                64
Cost Plus, Inc. *                                       21,500                51
DSW, Inc., Class A *                                     5,245                71
Eddie Bauer Holdings, Inc. *                            21,500               120
Finlay Enterprises, Inc. *                               4,600                 1
Fred's, Inc., Class A                                   13,630               175
FTD Group, Inc.                                          2,600                37
Gander Mountain Co. *                                    6,400                19
Genesco, Inc. *                                          3,980               117
Gottschalks, Inc. *                                      2,000                 4
GSI Commerce, Inc. *                                     3,580                55
Guess?, Inc.                                             1,035                33
Hastings Entertainment, Inc. *                           4,320                37
Haverty Furniture Cos., Inc.                             6,500                74
hhgregg, Inc. *                                          3,100                31
Hibbett Sports, Inc. *                                   2,685                57
Hot Topic, Inc. *                                       19,020               120
J. Crew Group, Inc. *                                    2,030                58
Jo-Ann Stores, Inc. *                                    9,150               201
Jos. A. Bank Clothiers, Inc. *                           4,290                96

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Kirkland's, Inc. *                                      15,522                33
Lithia Motors, Inc., Class A                            15,235                71
LKQ Corp. *                                              5,250               108
Monro Muffler Brake, Inc.                                2,100                38
Mothers Work, Inc. *                                     2,200                32
Netflix, Inc. *                                          3,255               101
New York & Co, Inc. *                                   12,500               121
NutriSystem, Inc.                                        3,030                52
O'Reilly Automotive, Inc. *                              7,413               189
Orbitz Worldwide, Inc. *                                11,700                69
Pacific Sunwear of California, Inc. *                   16,550               144
PC Mall, Inc. *                                          5,100                45
Pier 1 Imports, Inc. *                                  31,035               115
Pomeroy IT Solutions, Inc. *                             6,600                22
Priceline.com, Inc. *                                      820                94
Retail Ventures, Inc. *                                 18,200                78
REX Stores Corp. *                                       2,100                26
Sally Beauty Holdings, Inc. *                           11,825                88
Select Comfort Corp. *                                  12,770                25
Shoe Carnival, Inc. *                                    3,100                47
Source Interlink Cos., Inc. *                           42,680                73
Stage Stores, Inc.                                      12,095               179
Stein Mart, Inc.                                        13,395                60
Systemax, Inc.                                           6,185               102
The Bon-Ton Stores, Inc.                                22,600               113
The Buckle, Inc.                                           915                47
The Cato Corp., Class A                                  7,565               135
The Children's Place Retail Stores, Inc. *               4,340               165
The Dress Barn, Inc. *                                  12,775               206
The Finish Line, Inc., Class A                          48,352               525
The Gymboree Corp. *                                     1,820                68
The Men's Wearhouse, Inc.                                7,555               150
The Pep Boys - Manny, Moe & Jack                        18,955               140
The Wet Seal, Inc., Class A *                           13,900                61
Tractor Supply Co. *                                     6,040               230
Trans World Entertainment Corp. *                       17,400                54
Tuesday Morning Corp. *                                 11,030                42
Tween Brands, Inc. *                                     2,365                33
Ulta Salon, Cosmetics & Fragrance, Inc. *                2,700                25
Urban Outfitters, Inc. *                                 5,615               185
ValueVision Media, Inc., Class A *                       6,340                19
West Marine, Inc. *                                      8,880                37
                                                                 ---------------
                                                                           7,100
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.1%
--------------------------------------------------------------------------------
Actel Corp. *                                            2,630                36
Advanced Energy Industries, Inc. *                       5,020                69
Applied Micro Circuits Corp. *                           7,440                58
Asyst Technologies, Inc. *                              18,495                80
Atheros Communications *                                 2,745                85
ATMI, Inc. *                                             3,215                72
Axcelis Technologies, Inc. *                            10,160                51
Brooks Automation, Inc. *                               10,090                79

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Cabot Microelectronics Corp. *                           3,230               126
Cirrus Logic, Inc. *                                     6,335                36
Cohu, Inc.                                               1,610                26
Conexant Systems, Inc. *                                 8,822                42
Cree, Inc. *                                             6,295               122
Cymer, Inc. *                                            4,520               120
Cypress Semiconductor Corp. *                            9,005               245
Diodes, Inc. *                                           1,547                40
DSP Group, Inc. *                                        3,640                26
Entegris, Inc. *                                        21,465               136
Exar Corp. *                                             3,315                26
FEI Co. *                                                2,620                66
FormFactor, Inc. *                                       4,065                71
Hittite Microwave Corp. *                                2,335                75
IXYS Corp. *                                             4,500                55
Kulicke and Soffa Industries, Inc. *                    10,400                66
Lattice Semiconductor Corp. *                           19,525                47
Mattson Technology, Inc. *                               5,700                26
Micrel, Inc.                                             7,750                74
Microsemi Corp. *                                        3,445                89
MKS Instruments, Inc. *                                  5,650               116
OmniVision Technologies, Inc. *                          5,880                64
ON Semiconductor Corp. *                                34,674               326
Photronics, Inc. *                                      13,945                59
PMC - Sierra, Inc. *                                    18,225               132
Rambus, Inc. *                                           3,365                56
RF Micro Devices, Inc. *                                44,265               145
Rudolph Technologies, Inc. *                             4,980                43
Semtech Corp. *                                          6,305                92
Silicon Image, Inc. *                                    7,960                56
Silicon Laboratories, Inc. *                             1,970                64
Silicon Storage Technology, Inc. *                      15,455                49
SiRF Technology Holdings, Inc. *                         7,665                26
Skyworks Solutions, Inc. *                              19,010               180
Standard Microsystems Corp. *                            2,790                74
Tessera Technologies, Inc. *                             2,040                36
TriQuint Semiconductor, Inc. *                          19,320               109
Varian Semiconductor Equipment Associates,
   Inc. *                                                3,752               110
Veeco Instruments, Inc. *                                2,140                35
Zoran Corp. *                                            7,635                63
                                                                 ---------------
                                                                           3,879
SOFTWARE & SERVICES 5.5%
--------------------------------------------------------------------------------
ACI Worldwide, Inc. *                                    2,995                59
Acxiom Corp.                                            13,775               177
Akamai Technologies, Inc. *                              4,375               102
ANSYS, Inc. *                                            2,500               115
Ariba, Inc. *                                            5,145                84
Borland Software Corp. *                                21,590                33
CDC Corp., Class A *                                    12,670                35
CIBER, Inc. *                                           22,770               161
CMGI, Inc. *                                             9,595               117
Cognizant Technology Solutions Corp., Class A *          6,270               176
Concur Technologies, Inc. *                              1,100                45
CSG Systems International, Inc. *                        8,245               146
DealerTrack Holdings, Inc. *                             1,345                21
Digital River, Inc. *                                    2,150                86

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
EarthLink, Inc. *                                       24,275               218
Epicor Software Corp. *                                  4,945                33
EPIQ Systems, Inc. *                                     2,670                31
Equinix, Inc. *                                          1,030                84
Euronet Worldwide, Inc. *                                2,195                35
FactSet Research Systems, Inc.                           1,065                61
Fair Isaac Corp.                                         5,685               127
Forrester Research, Inc. *                               1,675                56
Gartner, Inc. *                                          2,200                54
Gevity HR, Inc.                                          6,715                50
Global Cash Access Holdings, Inc. *                      8,135                49
Global Payments, Inc.                                    4,470               198
Heartland Payment Systems, Inc.                          1,605                37
i2 Technologies, Inc. *                                  4,500                58
infoGROUP, Inc.                                          7,315                37
Informatica Corp. *                                      3,275                53
InfoSpace, Inc.                                          7,610                72
Interwoven, Inc. *                                       2,225                31
Ipass, Inc. *                                           15,100                28
j2 Global Communications, Inc. *                         2,485                60
Jack Henry & Associates, Inc.                            6,280               136
JDA Software Group, Inc. *                               2,385                41
Lawson Software, Inc. *                                  7,720                63
Macrovision Solutions Corp. *                            6,069                92
Manhattan Associates, Inc. *                             1,095                27
ManTech International Corp., Class A *                   2,760               154
Marchex, Inc., Class B                                   4,500                52
MAXIMUS, Inc.                                            1,545                57
Mentor Graphics Corp. *                                 13,180               183
MICROS Systems, Inc. *                                   3,760               119
MicroStrategy, Inc., Class A *                             628                38
MPS Group, Inc. *                                       17,845               206
MSC.Software Corp. *                                     4,915                62
Ness Technologies, Inc. *                                3,800                47
Net 1 UEPS Technologies, Inc. *                          2,680                63
NeuStar, Inc., Class A *                                 1,775                37
Novell, Inc. *                                          27,235               152
Nuance Communications, Inc. *                            6,155                96
Openwave Systems, Inc. *                                 4,435                 6
Parametric Technology Corp. *                            9,100               176
Progress Software Corp. *                                2,550                75
Quality Systems, Inc.                                    1,630                54
Quest Software, Inc. *                                   3,180                48
RealNetworks, Inc. *                                    10,345                71
Red Hat, Inc. *                                          3,500                75
Renaissance Learning, Inc.                               3,540                45
Salesforce.com, Inc. *                                     535                34
Sapient Corp. *                                          4,780                31
Secure Computing Corp. *                                 5,000                20
SI International, Inc. *                                 1,500                27
SINA Corp. *                                             1,680                76
Solera Holdings, Inc. *                                  3,500               101
SonicWALL, Inc. *                                        3,855                23
SPSS, Inc. *                                             1,060                35
SRA International, Inc., Class A *                       3,815                84
StarTek, Inc. *                                          8,600                78
Sybase, Inc. *                                           6,850               230
Sykes Enterprises, Inc. *                                3,630                64

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Symyx Technologies, Inc. *                               6,110                58
Syntel, Inc.                                             2,335                77
Take-Two Interactive Software, Inc. *                    5,835               133
THQ, Inc. *                                              9,430               143
TIBCO Software, Inc. *                                  19,230               158
TNS, Inc. *                                              4,275                97
United Online, Inc.                                      6,665                72
ValueClick, Inc. *                                       3,860                46
Vignette Corp. *                                         5,820                66
VMware, Inc., Class A *                                    800                29
WebMD Health Corp., Class A *                            1,800                44
Websense, Inc. *                                         3,490                73
Wind River Systems, Inc. *                               6,850                80
Wright Express Corp. *                                   4,700               125
                                                                 ---------------
                                                                           6,908
TECHNOLOGY HARDWARE & EQUIPMENT 6.2%
--------------------------------------------------------------------------------
3Com Corp. *                                            37,520                71
Adaptec, Inc. *                                         21,695                79
ADC Telecommunications, Inc. *                          10,500                99
ADTRAN, Inc.                                             7,445               166
Agilysys, Inc.                                           6,522                78
Arris Group, Inc. *                                     18,765               180
Avid Technology, Inc. *                                  4,425                98
Avocent Corp. *                                          8,090               192
Bel Fuse, Inc., Class B                                  1,200                34
Black Box Corp.                                          2,740                81
Brightpoint, Inc. *                                      8,500                59
Brocade Communications Systems, Inc. *                  14,520                98
Checkpoint Systems, Inc. *                               6,020               127
Cogent, Inc. *                                           4,280                43
Cognex Corp.                                             4,865                92
CommScope, Inc. *                                        5,105               228
Comtech Telecommunications Corp. *                       1,570                77
CTS Corp.                                                8,695               112
Daktronics, Inc.                                         4,165                74
Digi International, Inc. *                               4,000                40
Dolby Laboratories, Inc., Class A *                      3,145               128
Dycom Industries, Inc. *                                12,110               192
Electro Scientific Industries, Inc. *                    5,255                82
Electronics for Imaging, Inc. *                          7,180               101
EMS Technologies, Inc. *                                 1,400                29
Emulex Corp. *                                           7,425                84
Extreme Networks, Inc. *                                 8,365                24
F5 Networks, Inc. *                                      6,190               180
FLIR Systems, Inc. *                                     3,790               154
Foundry Networks, Inc. *                                11,775               205
Gerber Scientific, Inc. *                                7,300                87
GTSI Corp. *                                             1,400                10
Hughes Communications, Inc. *                              930                41
Hutchinson Technology, Inc. *                            6,100                91
Hypercom Corp. *                                        10,500                51
Imation Corp.                                            8,125               155
InterDigital, Inc. *                                     3,245                75
Intermec, Inc. *                                         3,335                63
Itron, Inc. *                                            1,265               117
Ixia *                                                   4,315                38

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
JDS Uniphase Corp. *                                    14,060               154
KEMET Corp. *                                           17,215                23
L-1 Identity Solutions, Inc. *                           9,400               127
Littelfuse, Inc. *                                       2,005                64
Loral Space & Communications, Inc. *                     3,950                65
MasTec, Inc. *                                           6,510                93
Mercury Computer Systems, Inc. *                         7,200                55
Methode Electronics, Inc.                                5,230                59
MTS Systems Corp.                                        1,480                62
Multi-Fineline Electronix, Inc. *                        1,620                43
National Instruments Corp.                               3,895               133
NETGEAR, Inc. *                                          1,500                23
Newport Corp. *                                          4,630                49
Nu Horizons Electronics Corp. *                          7,000                34
Opnext, Inc. *                                           6,900                38
OSI Systems, Inc. *                                      2,690                57
Palm, Inc.                                              37,615               247
Park Electrochemical Corp.                               2,410                61
PC Connection, Inc. *                                    4,300                31
Plantronics, Inc.                                        6,310               154
Plexus Corp. *                                           5,880               168
Polycom, Inc. *                                          7,350               173
Powerwave Technologies, Inc. *                          38,260               157
QLogic Corp. *                                          11,580               218
Quantum Corp. *                                         30,575                50
Rackable Systems, Inc. *                                 4,360                55
Radisys Corp. *                                          4,500                52
Richardson Electronics Ltd.                              5,000                31
Rofin-Sinar Technologies, Inc. *                         1,710                58
Rogers Corp. *                                           1,870                77
ScanSource, Inc. *                                       4,200               129
Sonus Networks, Inc. *                                  10,090                37
Stec, Inc. *                                             5,400                54
Sycamore Networks, Inc. *                               19,805                69
Symmetricom, Inc. *                                     10,400                50
Synaptics, Inc. *                                        1,370                66
Technitrol, Inc.                                         4,090                57
Tekelec *                                                6,035                94
Teradata Corp. *                                         8,665               203
Trimble Navigation Ltd. *                                6,255               208
TTM Technologies, Inc. *                                 3,900                44
ViaSat, Inc. *                                           2,575                59
Westell Technologies, Inc., Class A *                   14,933                13
Zebra Technologies Corp., Class A *                      4,940               152
                                                                 ---------------
                                                                           7,781
TELECOMMUNICATION SERVICES 1.5%
--------------------------------------------------------------------------------
Alaska Communication Systems Group, Inc.                 5,340                68
Atlantic Tele-Network, Inc.                              1,500                46
Centennial Communications Corp. *                       12,725               102
Cincinnati Bell, Inc. *                                 47,695               186
Clearwire Corp., Class A *                               3,300                32
Consolidated Communications Holdings, Inc.               3,600                50

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
D&E Communications, Inc.                                 2,500                22
FairPoint Communications, Inc.                           7,730                54
FiberTower Corp. *                                      30,800                35
General Communication, Inc., Class A *                  12,060               108
Globalstar, Inc. *                                         800                 2
IDT Corp. *                                              1,475                 2
IDT Corp., Class B *                                    20,950                37
Iowa Telecommunications Services, Inc.                   6,430               119
iPCS, Inc. *                                             2,140                58
Metropcs Communications, Inc. *                          8,700               145
NTELOS Holdings Corp.                                    2,240                54
Premiere Global Services, Inc. *                         8,060               122
Rural Cellular Corp., Class A *                            800                36
SBA Communications Corp., Class A *                      3,705               140
SureWest Communications                                  4,570                40
Syniverse Holdings, Inc. *                               3,765                61
tw telecom, inc. *                                      11,675               187
USA Mobility, Inc. *                                    17,025               138
                                                                 ---------------
                                                                           1,844
TRANSPORTATION 2.5%
--------------------------------------------------------------------------------
Air Transport Services Group, Inc. *                    33,830                31
AirTran Holdings, Inc. *                                31,015                91
American Commercial Lines, Inc. *                        1,745                20
Arkansas Best Corp.                                      7,740               287
Atlas Air Worldwide Holdings, Inc. *                     2,900               140
Celadon Group, Inc. *                                    4,500                60
Covenant Transport Group, Inc., Class A *                3,300                17
Danaos Corp.                                             1,400                30
DHT Maritime, Inc.                                       7,300                68
Diana Shipping, Inc.                                     3,435               104
DryShips, Inc.                                           1,280                99
Dynamex, Inc. *                                          2,000                56
Eagle Bulk Shipping, Inc.                                2,620                76
Forward Air Corp.                                        1,375                50
Genco Shipping & Trading Ltd.                            1,685               115
Genesee & Wyoming, Inc., Class A *                       2,865               116
Hawaiian Holdings, Inc. *                                6,000                53
Heartland Express, Inc.                                  4,385                75
Horizon Lines, Inc., Class A                             6,250                74
Hub Group, Inc., Class A *                               3,710               144
International Shipholding Corp. *                        2,200                52
Kirby Corp. *                                            3,420               163
Knight Transportation, Inc.                              5,515               104
Landstar System, Inc.                                    3,070               155
Marten Transport Ltd. *                                  2,800                58
Mesa Air Group, Inc. *                                  34,771                16
Navios Maritime Holdings, Inc.                           9,800                93
Old Dominion Freight Line, Inc. *                        5,500               202
Pacer International, Inc.                                8,060               191
Park-Ohio Holdings Corp. *                               2,400                42

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Pinnacle Airlines Corp. *                                4,900                29
Republic Airways Holdings, Inc. *                        5,810                56
Saia, Inc. *                                             5,700               100
Seaspan Corp.                                            4,310               102
Universal Truckload Services, Inc. *                     2,000                50
USA Truck, Inc. *                                        3,000                48
                                                                 ---------------
                                                                           3,167
UTILITIES 2.0%
--------------------------------------------------------------------------------
American States Water Co.                                2,215                80
California Water Service Group                           2,440                90
Central Vermont Public Service Corp.                     2,245                49
CH Energy Group, Inc.                                    4,405               160
Chesapeake Utilities Corp.                               1,500                43
El Paso Electric Co. *                                   7,645               158
EnergySouth, Inc.                                          700                42
Great Plains Energy, Inc.                                5,027               127
ITC Holdings Corp.                                       1,970               103
MGE Energy, Inc.                                         4,000               140
Middlesex Water Co.                                      3,000                52
Northwest Natural Gas Co.                                4,645               210
NorthWestern Corp.                                       7,225               179
Ormat Technologies, Inc.                                   860                41
Otter Tail Corp.                                         5,380               244
SJW Corp.                                                1,490                39
South Jersey Industries, Inc.                            4,320               161
The Empire District Electric Co.                         7,010               143
The Laclede Group, Inc.                                  5,990               254
UIL Holdings Corp.                                       6,325               198
Unitil Corp.                                             2,700                75
                                                                 ---------------
                                                                           2,588
                                                                 ---------------
TOTAL COMMON STOCK
(COST $133,797)                                                          120,975
                                                                 ---------------
FOREIGN COMMON STOCK 2.8% OF NET ASSETS

BAHAMAS 0.0%
--------------------------------------------------------------------------------

TRANSPORTATION 0.0%
Ultrapetrol Bahamas Ltd. *                               3,900                44

BERMUDA 1.6%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
Aircastle Ltd.                                           2,500                28
China Yuchai International Ltd.                         11,805               108
Textainer Group Holdings Ltd.                            2,200                41
                                                                 ---------------
                                                                             177
CONSUMER DURABLES & APPAREL 0.1%
Helen of Troy Ltd. *                                     5,330               110

CONSUMER SERVICES 0.1%
Orient-Express Hotels Ltd., Class A                      2,190                73

DIVERSIFIED FINANCIALS 0.3%
Invesco Ltd.                                             3,267                76
Lazard Ltd., Class A                                     4,745               194

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Primus Guaranty Ltd. *                                   9,305                36
W.P. Stewart & Co., Ltd.                                56,075                87
                                                                 ---------------
                                                                             393
ENERGY 0.5%
Arlington Tankers Ltd.                                   1,800                37
Knightsbridge Tankers Ltd.                               6,090               195
Nordic American Tanker Shipping Ltd.                     7,005               280
Tsakos Energy Navigation Ltd.                            4,290               148
                                                                 ---------------
                                                                             660
INSURANCE 0.4%
Assured Guaranty Ltd.                                    6,165                71
Enstar Group Ltd. *                                        610                62
Flagstone Reinsurance Holdings Ltd.                      7,800                97
Max Capital Group Ltd.                                   6,515               153
RAM Holdings Ltd. *                                      4,300                 7
Validus Holdings Ltd.                                    1,900                43
                                                                 ---------------
                                                                             433
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
ChipMOS TECHNOLOGIES (Bermuda) Ltd. *                   23,040                57

SOFTWARE & SERVICES 0.0%
Genpact Ltd. *                                           2,600                34

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Xyratex Ltd. *                                           3,275                49

TELECOMMUNICATION SERVICES 0.0%
Global Crossing Ltd. *                                   1,785                29

TRANSPORTATION  0.0%
TBS International Ltd. *                                 1,200                44
                                                                 ---------------
                                                                           2,059
BRITISH VIRGIN ISLANDS  0.3%
--------------------------------------------------------------------------------

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Nam Tai Electronics, Inc.                               13,360               154

TRANSPORTATION 0.2%
UTI Worldwide, Inc.                                     11,320               206
                                                                 ---------------
                                                                             360
CANADA 0.0%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.0%
KHD Humboldt Wedag International Ltd. *                  1,500                40

CAYMAN ISLANDS 0.0%
-------------------------------------------------------------------------------

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Smart Modular Technologies (WWH), Inc. *                 7,700                30

GREECE 0.1%
--------------------------------------------------------------------------------

ENERGY 0.1%
Top Ships, Inc. *                                       20,300               105

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
TRANSPORTATION 0.0%
Aegean Marine Petroleum Network, Inc.                    1,200                43
                                                                 ---------------
                                                                             148
ISRAEL 0.1%
--------------------------------------------------------------------------------

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Orbotech Ltd. *                                          5,660                67

LIBERIA 0.1%
--------------------------------------------------------------------------------

TRANSPORTATION 0.1%
Excel Maritime Carriers Ltd.                             2,304                85

LUXEMBOURG 0.1%
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 0.1%
Millicom International Cellular S.A.                     1,150                89

NETHERLANDS 0.1%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.0%
AerCap Holdings N.V. *                                   4,000                61

ENERGY 0.1%
Core Laboratories N.V.                                     545                71
                                                                 ---------------
                                                                             132
NETHERLANDS ANTILLES 0.1%
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SERVICES 0.1%
Orthofix International N.V. *                            2,480                59

PANAMA 0.2%
--------------------------------------------------------------------------------

BANKS 0.1%
Banco Latinoamericano de Exportaciones,
   S.A., Class E                                        10,000               183

TRANSPORTATION 0.1%
Copa Holdings S.A., Class A                              2,900               104
                                                                 ---------------
                                                                             287
SINGAPORE 0.1%
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
Verigy Ltd. *                                            4,020                89
                                                                 ---------------
TOTAL FOREIGN COMMON STOCK
(COST $3,945)                                                              3,489
                                                                 ---------------
PREFERRED STOCK 0.0% OF NET ASSETS

HEALTH CARE EQUIPMENT & SERVICES 0.0%
--------------------------------------------------------------------------------
Inverness Medical Innovations, Inc.,
   Class B *                                               138                32
                                                                 ---------------
TOTAL PREFERRED STOCK
(COST $41)                                                                    32
                                                                 ---------------

                                                FACE/MATURITY
ISSUER                                              AMOUNT            VALUE
RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENTS 4.5% OF NET ASSETS

REPURCHASE AGREEMENT 4.3%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
Fully collateralized by Federal Home Loan
   Bank with a value of $5,493 1.92%, issued
    07/31/08, due 08/01/08                               5,381             5,381

U.S. TREASURY OBLIGATIONS 0.2%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   1.12%, 09/18/08 (a)                                       4                 3
   1.63%, 09/18/08 (a)                                      10                10
   1.89%, 09/18/08 (a)                                     305               305
                                                                 ---------------
                                                                             318
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(COST $5,699)                                                              5,699
                                                                 ---------------

END OF INVESTMENTS.
(All dollar amounts are x 1,000)

At 07/31/08, the tax basis cost of the fund's investments was $144,169, and the unrealized appreciation and depreciation were $8,405 and ($22,379), respectively, with a net depreciation of ($13,974).

*    Non-income producing security.
(a) All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 07/31/08. All numbers are x1,000 except number of futures contracts.

                                  NUMBER OF           CONTRACT       UNREALIZED
                                  CONTRACTS            VALUE           GAINS
FUTURES CONTRACT
Russell 2000 Index, Long,
   expires  09/19/08                         18             1,288            59

SCHWAB CAPITAL TRUST
SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    97.8%  COMMON STOCK                                339,610           291,170
     1.0%  OTHER INVESTMENT COMPANIES                    3,035             3,021
     0.6%  PREFERRED STOCK                               1,784             1,657
     0.1%  RIGHTS                                          169               174
     0.1%  SHORT-TERM INVESTMENT                           422               422
--------------------------------------------------------------------------------
    99.6%  TOTAL INVESTMENTS                           345,020           296,444
     0.4%  OTHER ASSETS AND LIABILITIES                                    1,188
--------------------------------------------------------------------------------
   100.0%  NET ASSETS                                                    297,632

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COMMON STOCK 97.8% OF NET ASSETS

AUSTRALIA 4.3%
--------------------------------------------------------------------------------

BANKS 1.5%
Australia & New Zealand Banking Group Ltd.              40,185               608
Commonwealth Bank of Australia                          32,283             1,197
National Australia Bank Ltd.                            54,495             1,251
St. George Bank Ltd.                                    15,614               404
Westpac Banking Corp.                                   45,124               906
                                                                 ---------------
                                                                           4,366
CAPITAL GOODS 0.0%
Leighton Holdings Ltd.                                   2,860               113

COMMERCIAL SERVICES & SUPPLIES 0.0%
Brambles Ltd.                                           11,740                90

CONSUMER SERVICES 0.1%
Crown Ltd.                                               4,366                32
TABCORP Holdings Ltd.                                   10,828                88
Tatts Group Ltd.                                        13,174                31
                                                                 ---------------
                                                                             151
DIVERSIFIED FINANCIALS 0.1%
ASX Ltd.                                                 1,226                39
Macquarie Group Ltd.                                     6,678               319
                                                                 ---------------
                                                                             358
ENERGY 0.2%
Caltex Australia Ltd.                                    6,154                69
Origin Energy Ltd.                                      18,675               277
Santos Ltd.                                             10,965               186

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Woodside Petroleum Ltd.                                  3,627               182
                                                                 ---------------
                                                                             714
FOOD & STAPLES RETAILING 0.3%
Metcash Ltd.                                            23,576                88
Wesfarmers Ltd.                                          8,381               269
Wesfarmers Ltd., Price Protected Shares                  1,941                62
Woolworths Ltd.                                         18,023               425
                                                                 ---------------
                                                                             844
FOOD, BEVERAGE & TOBACCO 0.1%
Coca-Cola Amatil Ltd.                                    7,177                52
Foster's Group Ltd.                                     34,723               161
Lion Nathan Ltd.                                         6,377                53
                                                                 ---------------
                                                                             266
INSURANCE 0.4%
AMP Ltd.                                                29,079               178
AXA Asia Pacific Holdings Ltd.                          28,000               118
Insurance Australia Group Ltd.                          61,028               223
QBE Insurance Group Ltd.                                12,365               261
Suncorp-Metway Ltd.                                     27,459               343
                                                                 ---------------
                                                                           1,123
MATERIALS 0.7%
Alumina Ltd.                                            25,658               111
Amcor Ltd.                                              26,401               132
BHP Billiton Ltd.                                       23,061               860
BlueScope Steel Ltd.                                    18,549               201
Boral Ltd.                                              19,012                99
OneSteel Ltd.                                           17,442               111
Orica Ltd.                                               6,239               139
OZ Minerals Ltd.                                        33,262                62
PaperlinX Ltd.                                          39,053                71
Rio Tinto Ltd.                                           2,649               310
                                                                 ---------------
                                                                           2,096
MEDIA 0.1%
Consolidated Media Holdings Ltd.                        35,924                99
Fairfax Media Ltd.                                      24,234                62
                                                                 ---------------
                                                                             161
PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
CSL Ltd.                                                 4,149               134

REAL ESTATE 0.4%
CFS Retail Property Trust                               39,932                76
Dexus Property Group                                    63,134                82
Goodman Group                                           24,070                57
GPT Group                                               50,939                72
Lend Lease Corp., Ltd.                                  10,915               102
Macquarie Office Trust                                  50,381                43
Mirvac Group                                            29,639                70
Stockland                                               27,258               118
Westfield Group                                         33,502               506
                                                                 ---------------
                                                                           1,126
TELECOMMUNICATION SERVICES 0.1%
Telstra Corp., Ltd.                                    108,379               458

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
TRANSPORTATION 0.2%
Macquarie Airports                                      19,437                52
Macquarie Infrastructure Group                          76,096               183
Qantas Airways Ltd.                                     39,888               124
Toll Holdings Ltd.                                       9,335                57
Transurban Group                                        17,182                83
Virgin Blue Holdings Ltd.                                9,335                 7
                                                                 ---------------
                                                                             506
UTILITIES 0.1%
AGL Energy Ltd.                                         15,846               198
                                                                 ---------------
                                                                          12,704
AUSTRIA 0.4%
--------------------------------------------------------------------------------

BANKS 0.1%
Erste Bank der oesterreichischen Sparkassen
   AG                                                    4,564               291
Raiffeisen International Bank-Holding AG                   658                81
                                                                 ---------------
                                                                             372
CAPITAL GOODS 0.0%
Wienerberger AG                                          1,629                44

ENERGY 0.1%
OMV AG                                                   2,208               152

INSURANCE (0.1)%
Wiener Staedtische Versicherung AG                         544                36

MATERIALS 0.1%
Voestalpine AG                                           3,058               201

REAL ESTATE 0.0%
IMMOEAST AG *                                            4,330                31
Immofinanz Immobilien Anlagen AG                         8,266                75
                                                                 ---------------
                                                                             106
TELECOMMUNICATION SERVICES 0.1%
Telekom Austria AG                                       7,634               157

UTILITIES 0.1%
EVN AG                                                   1,932                63
Oesterreichische Elektrizitaetswirtschafts
   AG, A Shares                                          1,239                98
                                                                 ---------------
                                                                             161
                                                                 ---------------
                                                                           1,229
BELGIUM 0.9%
--------------------------------------------------------------------------------

BANKS 0.3%
Dexia S.A.                                              39,188               531
KBC GROEP N.V.                                           3,384               343
                                                                 ---------------
                                                                             874
DIVERSIFIED FINANCIALS 0.3%
Banque Nationale de Belgique (BNB)                           9                42

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Compagnie Nationale a Portefeuille /
   Nationale Portefeuille Maatschappij                     933                73
Fortis NL                                               12,654               177
Fortis NPV                                              12,748               179
Groupe Bruxelles Lambert S.A.                            2,044               227
KBC Ancora                                                 420                33
Sofina S.A.                                                361                40
                                                                 ---------------
                                                                             771
FOOD & STAPLES RETAILING 0.1%
Colruyt S.A.                                               262                73
Delhaize Group                                           4,598               253
                                                                 ---------------
                                                                             326
FOOD, BEVERAGE & TOBACCO 0.0%
InBev N.V.                                               1,508               101

HEALTH CARE EQUIPMENT & SERVICES 0.0%
Agfa Gevaert N.V. *                                      9,368                69

MATERIALS 0.1%
Solvay S.A.                                              1,504               180
Umicore                                                  1,590                71
                                                                 ---------------
                                                                             251
PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
UCB S.A.                                                 2,866                98

RETAILING 0.0%
S.A. D' Ieteren N.V.                                       117                29

TELECOMMUNICATION SERVICES 0.1%
Belgacom S.A.                                            3,596               142
Mobistar S.A.                                              704                58
                                                                 ---------------
                                                                             200
                                                                 ---------------
                                                                           2,719
BERMUDA 0.3%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
Jardine Matheson Holdings Ltd.                           3,600               113
Noble Group Ltd.                                        31,157                49
                                                                 ---------------
                                                                             162
CONSUMER DURABLES & APPAREL 0.1%
Playmates Holdings Ltd. (a)                            240,000               113
Yue Yuen Industrial (Holdings) Ltd.                     16,500                43
                                                                 ---------------
                                                                             156
DIVERSIFIED FINANCIALS (0.1)%
Guoco Group Ltd.                                         5,000                52

ENERGY 0.0%
Frontline Ltd                                            1,821               114

REAL ESTATE 0.1%
Chinese Estates Holdings Ltd.                           38,000                54
Great Eagle Holdings Ltd.                                3,000                 9
Hongkong Land Holdings Ltd.                             24,000                98
Kerry Properties Ltd.                                    5,500                29
                                                                 ---------------
                                                                             190

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
RETAILING 0.1%
Esprit Holdings Ltd.                                    11,500               123
Li & Fung Ltd.                                          24,000                81
                                                                 ---------------
                                                                             204
TRANSPORTATION 0.0%
Cosco Pacific Ltd.                                      34,000                59
Orient Overseas International Ltd.                       8,000                35
                                                                 ---------------
                                                                              94
UTILITIES 0.0%
Brookfield Infrastructure Partners L.P.                    109                 2
Cheung Kong Infrastructure Holdings Ltd.                14,100                62
                                                                 ---------------
                                                                              64
                                                                 ---------------
                                                                           1,036
CANADA 4.8%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS  0.1%
Magna International, Inc., Class A                       4,876               287

BANKS 1.4%
Bank of Montreal                                        11,342               531
Bank of Nova Scotia                                     24,288             1,185
Canadian Imperial Bank of Commerce                       8,969               543
National Bank of Canada                                  3,806               186
Royal Bank of Canada                                    21,346               985
The Toronto-Dominion Bank                               13,099               797
                                                                 ---------------
                                                                           4,227
CAPITAL GOODS 0.1%
Bombardier, Inc., Class A                                1,385                10
Bombardier, Inc., Class B                               15,081               108
Finning International, Inc.                              1,574                42
                                                                 ---------------
                                                                             160
DIVERSIFIED FINANCIALS 0.1%
IGM Financial, Inc.                                      2,494               104
Onex Corp.                                               1,324                36
                                                                 ---------------
                                                                             140
ENERGY 1.0%
Addax Petroleum Corp.                                      982                38
Canadian Natural Resources Ltd.                          5,050               395
Enbridge, Inc.                                           5,114               224
EnCana Corp.                                             8,877               641
Husky Energy, Inc.                                       2,539               112
Imperial Oil Ltd.                                        2,641               130
Nexen, Inc.                                              6,219               196
Petro-Canada                                             8,901               411
Suncor Energy, Inc.                                      5,050               275
Talisman Energy, Inc.                                   16,487               295
TransCanada Corp.                                        9,933               385
                                                                 ---------------
                                                                           3,102

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
FOOD & STAPLES RETAILING 0.2%
Alimentation Couche-Tard, Inc., Class B                  2,607                29
George Weston Ltd.                                       3,937               171
Loblaw Cos., Ltd.                                        5,848               166
Metro, Inc., Class A                                     4,082                98
Shoppers Drug Mart Corp.                                 1,844                98
The Jean Coutu Group (PJC), Inc., Class A                8,229                64
                                                                 ---------------
                                                                             626
INSURANCE 0.7%
Fairfax Financial Holdings Ltd.                            318                81
Great-West Lifeco Inc                                    5,566               162
ING Canada, Inc.                                         1,102                43
Manulife Financial Corp.                                21,981               810
Power Corp Of Canada                                    12,115               370
Power Financial Corp.                                    4,785               158
Sun Life Financial, Inc.                                10,370               403
                                                                 ---------------
                                                                           2,027
MATERIALS 0.3%
Barrick Gold Corp.                                       6,740               286
Gerdau Ameristeel Corp.                                  2,651                42
Goldcorp, Inc.                                           3,954               147
NOVA Chemicals Corp.                                     2,136                55
Potash Corp. of Saskatchewan, Inc.                         609               125
Teck Cominco Ltd., Class B                               4,684               215
                                                                 ---------------
                                                                             870
MEDIA 0.1%
Quebecor, Inc., Class B                                  3,957                95
Shaw Communications, Inc., Class B                       8,310               176
Thomson Reuters Corp.                                    3,618               117
                                                                 ---------------
                                                                             388
REAL ESTATE 0.1%
Brookfield Asset Management, Inc., Class A               8,502               286
Brookfield Properties Corp.                              3,589                68
RioCan Real Estate Investment Trust                      4,249                83
                                                                 ---------------
                                                                             437
RETAILING 0.1%
Canadian Tire Corp., Ltd., Class A                       1,995               106
Sears Canada, Inc. *                                     1,724                34
                                                                 ---------------
                                                                             140
SOFTWARE & SERVICES 0.0%
CGI Group, Inc., Class A *                               8,468                90

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Celestica, Inc. *                                       18,157               143
Nortel Networks Corp. *                                 14,304               110
Research In Motion Ltd. *                                  716                88
                                                                 ---------------
                                                                             341

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
TELECOMMUNICATION SERVICES 0.2%
BCE, Inc.                                                8,587               326
Manitoba Telecom Services, Inc.                            975                39
Rogers Communications, Inc., Class B                     3,492               118
Telus Corp.                                              2,378                88
Telus Corp. - Non voting                                 1,838                65
                                                                 ---------------
                                                                             636
TRANSPORTATION 0.2%
ACE Aviation Holdings, Inc., Class A *                   4,225                43
Canadian National Railway Co.                            5,538               292
Canadian Pacific Railway Ltd.                            2,007               126
                                                                 ---------------
                                                                             461
UTILITIES 0.1%
ATCO Ltd., Class I                                       1,877                93
Canadian Utilities Ltd., Class A                         2,434               110
TransAlta Corp.                                          2,895               103
                                                                 ---------------
                                                                             306
                                                                 ---------------
                                                                          14,238
CAYMAN ISLANDS 0.0%
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%
Semiconductor Manufacturing International
   Corp. *                                             369,000                20

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Foxconn International Holdings Ltd. *                   48,000                45

TELECOMMUNICATION SERVICES 0.0%
Hutchison Telecommunications International
   Ltd. *                                               23,000                30
                                                                 ---------------
                                                                              95
DENMARK 0.6%
--------------------------------------------------------------------------------

BANKS 0.2%
Danske Bank A/S                                         18,797               531

FOOD, BEVERAGE & TOBACCO 0.1%
Carlsberg A/S, Class B                                   3,453               280
Danisco A/S                                              1,221                83
East Asiatic Co. Ltd. A/S                                1,126                77
                                                                 ---------------
                                                                             440
INSURANCE 0.0%
Trygvesta A/S                                              475                35

PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
Novo Nordisk A/S, Class B                                3,738               237

TRANSPORTATION 0.2%
AP Moller - Maersk A/S, Series A                            21               242
AP Moller - Maersk A/S, Series B                            20               232
                                                                 ---------------
                                                                             474
                                                                 ---------------
                                                                           1,717

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
FINLAND 1.1%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
Kone Oyj, B Shares                                       1,790                54
Metso Corp. Oyj                                          2,157                78
Wartsila Corp. Oyj, Class B                              1,907               116
                                                                 ---------------
                                                                             248
DIVERSIFIED FINANCIALS 0.0%
Pohjola Bank plc                                         4,265                70

ENERGY 0.0%
Neste Oil Oyj                                            2,318                56

FOOD & STAPLES RETAILING 0.1%
Kesko Oyj, B Shares                                      3,121                86

INSURANCE 0.1%
Sampo Oyj, Class A                                      11,278               283

MATERIALS 0.3%
Kemira Oyj                                               5,551                63
M-real Oyj, B Shares                                    26,613                41
Outokumpu Oyj                                            3,141                73
Rautaruukki Oyj                                          2,031                76
Stora Enso Oyj, Class R                                 27,849               251
UPM-Kymmene Oyj                                         25,540               404
                                                                 ---------------
                                                                             908
MEDIA 0.0%
SanomaWSOY Oyj                                           3,212                70

TECHNOLOGY HARDWARE & EQUIPMENT 0.4%
Nokia Oyj                                               41,624             1,136

TELECOMMUNICATION SERVICES 0.0%
Elisa Oyj                                                3,132                66
UTILITIES 0.1%
Fortum Oyj                                               6,775               299
                                                                 ---------------
                                                                           3,222
FRANCE 10.7%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.6%
Compagnie Generale des Etablissements
   Michelin, Class B                                     2,905               191
Faurecia *                                                 798                32
PSA Peugeot Citroen                                     12,774               624
Renault S.A.                                             8,189               680
Societe Fonciere, Financiere et de
   Participations                                          356                32
Valeo S.A.                                               5,654               183
                                                                 ---------------
                                                                           1,742
BANKS 1.7%
BNP Paribas                                             28,316             2,791
Credit Agricole S.A.                                    30,386               647
Natixis                                                  9,505                77
Societe Generale                                        17,341             1,605
                                                                 ---------------
                                                                           5,120

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
CAPITAL GOODS 1.0%
Alstom                                                   2,674               299
Compagnie de Saint-Gobain                               12,592               783
Eiffage S.A.                                             2,218               133
Legrand S.A.                                             2,371                61
Nexans S.A.                                                738                88
Safran S.A.                                              4,308                73
Schneider Electric S.A.                                  4,514               500
Thales S.A.                                              2,894               164
Vallourec S.A.                                             804               239
Vinci S.A.                                               8,550               483
Wendel                                                     446                49
Zodiac S.A.                                                850                38
                                                                 ---------------
                                                                           2,910
CONSUMER DURABLES & APPAREL 0.4%
Christian Dior S.A.                                      2,117               228
Hermes International                                     1,207               192
LVMH Moet Hennessy Louis Vuitton S.A.                    4,741               521
Thomson *                                               18,475                81
                                                                 ---------------
                                                                           1,022
CONSUMER SERVICES 0.2%
Accor S.A.                                               4,199               280
Sodexho Alliance S.A.                                    3,509               229
                                                                 ---------------
                                                                             509
DIVERSIFIED FINANCIALS 0.0%
Eurazeo                                                    645                64

ENERGY 1.7%
Esso S.A.F                                                 197                42
Technip S.A.                                             1,712               145
Total S.A.                                              61,694             4,724
                                                                 ---------------
                                                                           4,911
FOOD & STAPLES RETAILING 0.4%
Carrefour S.A.                                          20,004             1,022
Casino Guichard-Perrachon S.A.                           1,270               127
Rallye S.A.                                              1,593                76
                                                                 ---------------
                                                                           1,225
FOOD, BEVERAGE & TOBACCO 0.2%
Groupe Danone                                            6,437               477
Pernod Ricard S.A.                                       2,572               224
                                                                 ---------------
                                                                             701
HEALTH CARE EQUIPMENT & SERVICES 0.0%
Essilor International S.A.                               2,168               107

HOUSEHOLD & PERSONAL PRODUCTS 0.1%
L'Oreal S.A.                                             3,029               317

INSURANCE 0.8%
Axa                                                     72,251             2,124
CNP Assurances                                           1,659               185
Euler Hermes S.A.                                          759                58
SCOR SE                                                  3,304                78
                                                                 ---------------
                                                                           2,445

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
MATERIALS 0.4%
Air Liquide S.A.                                         3,591               470
Arkema                                                   1,434                73
Ciments Francais S.A.                                      432                60
Eramet                                                      52                36
Imerys S.A.                                                948                57
Lafarge S.A.                                             4,038               549
Sequana Capital                                          1,589                26
                                                                 ---------------
                                                                           1,271
MEDIA 0.6%
Eutelsat Communications                                  1,527                43
JC Decaux S.A.                                           1,780                45
Lagardere S.C.A.                                         3,741               205
M6 Metropole Television                                  1,873                43
PagesJaunes Groupe S.A.                                  6,962                94
Publicis Groupe                                          2,856                93
Societe Television Francaise 1                           3,588                61
Vivendi                                                 30,729             1,285
                                                                 ---------------
                                                                           1,869
PHARMACEUTICALS & BIOTECHNOLOGY 0.5%
Sanofi-Aventis                                          19,335             1,357

REAL ESTATE 0.1%
Fonciere des Regions                                       283                35
Gecina S.A.                                                523                62
Klepierre                                                1,050                43
Unibail-Rodamco                                            823               184
                                                                 ---------------
                                                                             324
RETAILING 0.1%
PPR                                                      2,914               316

SOFTWARE & SERVICES 0.1%
Atos Origin S.A.                                         2,286               132
Cap Gemini S.A.                                          4,071               260
                                                                 ---------------
                                                                             392
TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
Alcatel-Lucent *                                        78,399               469

TELECOMMUNICATION SERVICES 0.7%
Bouygues S.A.                                            5,889               381
France Telecom S.A.                                     55,986             1,770
                                                                 ---------------
                                                                           2,151
TRANSPORTATION 0.1%
Aeroports de Paris                                         770                66
Air France-KLM                                           9,368               233
Bollore                                                    186                35
Societe des Autoroutes Paris-Rhin-Rhone                    211                18
                                                                 ---------------
                                                                             352
UTILITIES 0.8%
Electricite de France                                    2,694               234
GDF Suez                                                 2,540               159
Suez S.A.                                               23,824             1,426

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)

Veolia Environnement                                     7,879               418
                                                                 ---------------
                                                                           2,237
                                                                 ---------------
                                                                          31,811
GERMANY 9.3%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 1.8%
Bayerische Motoren Werke AG                             13,436               603
Continental AG                                           3,525               396
Daimler AG - Reg'd                                      41,950             2,424
Volkswagen AG                                            5,616             1,789
                                                                 ---------------
                                                                           5,212
BANKS 0.3%
Commerzbank AG                                          21,122               679
Deutsche Postbank AG                                     1,767               125
Hypo Real Estate Holding AG                              7,449               208
IKB Deutsche Industriebank AG *                          6,400                22
                                                                 ---------------
                                                                           1,034
CAPITAL GOODS 0.9%
BayWa AG                                                   700                46
Bilfinger Berger AG                                      1,000                67
Heidelberger Druckmaschinen AG                           2,848                52
Hochtief AG                                              1,100                86
MAN AG                                                   2,238               224
Rheinmetall AG                                             600                37
Siemens AG                                              16,844             2,058
                                                                 ---------------
                                                                           2,570
CONSUMER DURABLES & APPAREL 0.1%
Adidas AG                                                2,505               153

CONSUMER SERVICES 0.1%
TUI AG                                                  13,034               300

DIVERSIFIED FINANCIALS 0.6%
Deutsche Bank AG - Reg'd                                18,534             1,712
Deutsche Boerse AG                                       1,070               122
                                                                 ---------------
                                                                           1,834
FOOD & STAPLES RETAILING 0.1%
Metro AG                                                 5,075               286

FOOD, BEVERAGE & TOBACCO 0.0%
Suedzucker AG                                            2,384                42

HEALTH CARE EQUIPMENT & SERVICES 0.1%
Celesio AG                                               3,323               108
Fresenius Medical Care AG & Co. KGaA                     2,884               159
Fresenius SE                                               718                63
                                                                 ---------------
                                                                             330
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Beiersdorf AG                                            1,700               110
Henkel AG & Co. KGaA                                     2,023                77
                                                                 ---------------
                                                                             187
INSURANCE 1.3%
Allianz SE - Reg'd                                      14,381             2,439
AMB Generali Holding AG                                    200                36

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Hannover Rueckversicherung AG - Reg'd                    1,695                81
Muenchener Rueckversicherungs-Gesellschaft
   AG - Reg'd                                            7,012             1,164
                                                                 ---------------
                                                                           3,720
MATERIALS 1.4%
Altana AG                                                3,616                57
BASF SE                                                 23,682             1,499
Bayer AG                                                12,158             1,046
GEA Group AG                                             2,500                82
HeidelbergCement AG                                        431                51
K & S AG                                                 1,200               148
Lanxess                                                  4,277               166
Linde AG                                                 1,968               272
Salzgitter AG                                              764               125
ThyssenKrupp AG                                         13,665               760
Wacker Chemie AG                                           200                41
                                                                 ---------------
                                                                           4,247
PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
Merck KGaA                                                 618                75

RETAILING 0.0%
Arcandor AG *                                            4,668                54

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
Infineon Technologies AG *                              38,507               291

SOFTWARE & SERVICES 0.1%
SAP AG                                                   7,052               408

TELECOMMUNICATION SERVICES 0.7%
Deutsche Telekom AG - Reg'd                            124,368             2,156

TRANSPORTATION 0.3%
Deutsche Lufthansa AG - Reg'd                            8,193               188
Deutsche Post AG - Reg'd                                26,387               619
Fraport AG                                                 834                51
                                                                 ---------------
                                                                             858
UTILITIES 1.3%
E.ON AG                                                 14,135             2,694
RWE AG                                                   9,688             1,159
                                                                 ---------------
                                                                           3,853
                                                                 ---------------
                                                                          27,610
GREECE 0.4%
--------------------------------------------------------------------------------

BANKS 0.2%
Alpha Bank A.E.                                          6,150               181
EFG Eurobank Ergasias                                    5,032               125
National Bank of Greece S.A.                             7,436               350
Piraeus Bank S.A.                                        2,935                88
                                                                 ---------------
                                                                             744
CONSUMER SERVICES 0.1%
OPAP S.A.                                                5,439               195

ENERGY 0.0%
Hellenic Petroleum S.A.                                  4,313                56

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
FOOD, BEVERAGE & TOBACCO 0.0%
Coca-Cola Hellenic Bottling Co., S.A.                    1,336                33

TELECOMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization
   S.A. (OTE)                                            7,671               159

UTILITIES 0.0%
Public Power Corp. S.A. (PPC)                            2,093                65
                                                                 ---------------
                                                                           1,252
HONG KONG 1.9%
--------------------------------------------------------------------------------

BANKS 0.2%
BOC Hong Kong (Holdings) Ltd.                           75,500               190
Hang Seng Bank Ltd.                                     17,800               348
The Bank of East Asia Ltd.                              26,100               126
                                                                 ---------------
                                                                             664
CAPITAL GOODS 0.3%
Citic Pacific Ltd.                                      20,000                76
Hutchison Whampoa Ltd.                                  85,000               795
                                                                 ---------------
                                                                             871
DIVERSIFIED FINANCIALS 0.0%
Hong Kong Exchanges & Clearing Ltd.                      9,000               133

ENERGY 0.1%
CNOOC Ltd.                                             106,100               157

MATERIALS 0.0%
Fosun International                                     64,500                44

REAL ESTATE 0.7%
Cheung Kong (Holdings) Ltd.                             32,500               455
Hang Lung Group Ltd.                                    18,000                80
Hang Lung Properties Ltd.                               24,000                75
Henderson Investment Ltd.                            1,436,000                97
Henderson Land Development Co., Ltd.                    13,569                84
Hysan Development Co., Ltd.                             25,000                71
New World Development Co., Ltd.                         41,000                77
Sino Land Co., Ltd.                                     18,000                36
Sun Hung Kai Properties Ltd.                            28,600               424
Swire Pacific Ltd., Class A                             30,500               326
The Link REIT                                           39,000                87
The Wharf (Holdings) Ltd.                               20,000                88
Wheelock & Co., Ltd.                                    24,000                65
                                                                 ---------------
                                                                           1,965
RETAILING 0.0%
China Resources Enterprise Ltd.                         12,000                30

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Lenovo Group Ltd.                                      102,000                71

TELECOMMUNICATION SERVICES 0.3%
China Mobile Ltd.                                       42,000               561
China Netcom Group Corp., (Hong Kong) Ltd.              60,000               182

                                                   NUMBER OF          VALUE
SECURITY                                            SHARES         ($ X 1,000)
China Unicom Ltd.                                       49,800               102
PCCW Ltd.                                               80,000                51
                                                                 ---------------
                                                                             896
TRANSPORTATION 0.1%
Cathay Pacific Airways Ltd.                             51,800                99
China Merchants Holdings International
   Co., Ltd.                                             8,000                31
MTR Corp., Ltd.                                         22,000                71
                                                                 ---------------
                                                                             201
UTILITIES 0.2%
CLP Holdings Ltd.                                       42,500               348
Hong Kong & China Gas Co., Ltd.                         48,290               106
Hongkong Electric Holdings Ltd.                         35,500               206
                                                                 ---------------
                                                                             660
                                                                 ---------------
                                                                           5,692
IRELAND 0.3%
--------------------------------------------------------------------------------

BANKS 0.2%
Allied Irish Banks plc                                  23,979               297
Anglo Irish Bank Corp. plc                               9,106                72
Bank of Ireland                                         35,767               301
                                                                 ---------------
                                                                             670
INSURANCE 0.0%
Irish Life & Permanent plc                               7,628                61
MATERIALS 0.1%
CRH plc                                                  9,243               245
Smurfit Kappa Group plc                                  7,407                44
                                                                 ---------------
                                                                             289
TRANSPORTATION 0.0%
Ryanair Holdings plc *                                  12,140                46
                                                                 ---------------
                                                                           1,066
ITALY 4.5%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.2%
Fiat S.p.A.                                             29,964               513

BANKS 1.1%
Banca Carige S.p.A.                                     14,397                51
Banca Monte dei Paschi di Siena S.p.A.                  85,923               244
Banca Popolare di Milano Scarl                           8,791                88
Banco Popolare Societa Cooperativa                      19,522               351
Intesa Sanpaolo S.p.A                                  220,090             1,236
UniCredit S.p.A.                                       159,193               948
Unione di Banche Italiane S.c.p.A.                      19,267               457
                                                                 ---------------
                                                                           3,375
CAPITAL GOODS 0.1%
Finmeccanica S.p.A.                                      8,837               260
Pirelli & C. S.p.A.                                    107,334                67
                                                                 ---------------
                                                                             327

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
CONSUMER DURABLES & APPAREL 0.0%
Benetton Group S.p.A.                                    3,285                37
Luxottica Group S.p.A.                                   1,826                45
                                                                 ---------------
                                                                              82
CONSUMER SERVICES 0.0%
Autogrill S.p.A.                                         3,929                47
Lottomatica S.p.A.                                       1,382                43
                                                                 ---------------
                                                                              90
DIVERSIFIED FINANCIALS 0.1%
IFIL - Investments S.p.A.                               16,030               109
Mediobanca S.p.A.                                       12,086               176
                                                                 ---------------
                                                                             285
ENERGY 1.1%
Eni S.p.A.                                              83,748             2,826
ERG S.p.A.                                               9,911               183
Saipem S.p.A.                                            3,634               141
Saras S.p.A.                                             8,348                41
                                                                 ---------------
                                                                           3,191
FOOD, BEVERAGE & TOBACCO 0.0%
Parmalat S.p.A.                                         14,314                35

INSURANCE 0.6%
Alleanza Assicurazioni S.p.A.                           13,165               128
Assicurazioni Generali S.p.A.                           31,201             1,081
Fondiaria - Sai S.p.A.                                   4,631               153
Mediolanum S.p.A.                                        7,132                30
Milano Assicurazioni S.p.A.                              6,211                32
Premafin Finanziaria S.p.A.                             39,187                84
Societa Cattolica di Assicurazioni S.c.r.l.              1,740                78
Unipol Gruppo Finanziario S.p.A.                        14,511                38
                                                                 ---------------
                                                                           1,624
MATERIALS 0.0%
Buzzi Unicem S.p.A.                                      1,676                35
Italcementi S.p.A.                                       2,706                38
Italcementi S.p.A. - RNC                                 5,810                61
                                                                 ---------------
                                                                             134
MEDIA 0.1%
Mediaset S.p.A.                                         23,937               170

TELECOMMUNICATION SERVICES 0.5%
Telecom Italia S.p.A.                                  650,864             1,168
Telecom Italia S.p.A. - RNC                            281,474               380
                                                                 ---------------
                                                                           1,548
TRANSPORTATION 0.1%
Atlantia S.p.A.                                          5,522               148

UTILITIES 0.6%
A2A S.p.A.                                              35,676               129
Edison S.p.A.                                           15,901                31
Enel S.p.A.                                            149,924             1,386
Hera S.p.A.                                             10,337                36
Snam Rete Gas S.p.A                                     16,384               108

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Terna - Rete Elettrica Nationale S.p.A.                 21,247                88
                                                                 ---------------
                                                                           1,778
                                                                 ---------------
                                                                          13,300
JAPAN 19.8%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 2.4%
Aisin Seiki Co., Ltd.                                    4,700               123
Bridgestone Corp.                                       23,000               375
Calsonic Kansei Corp.                                    6,000                20
Daihatsu Motor Co., Ltd.                                 8,000                95
Denso Corp.                                             10,300               268
Fuji Heavy Industries Ltd.                              32,000               172
Honda Motor Co., Ltd.                                   43,000             1,373
Isuzu Motors Ltd.                                       30,000               129
Kanto Auto Works Ltd.                                    2,000                26
Mazda Motor Corp.                                       32,000               185
Mitsubishi Motors Corp. *                              104,000               171
NGK Spark Plug Co., Ltd.                                 3,000                34
Nissan Motors Co., Ltd.                                104,100               801
Nok Corp.                                                2,900                42
Sumitomo Rubber Industries Ltd.                          5,100                41
Suzuki Motor Corp.                                      11,200               245
Takata Corp.                                             1,000                15
The Yokohama Rubber Co., Ltd.                            9,000                44
Toyoda Gosei Co., Ltd.                                   1,000                27
Toyota Auto Body Co., Ltd.                               1,900                33
Toyota Boshoku Corp.                                     1,000                22
Toyota Industries Corp.                                  6,600               191
Toyota Motor Corp.                                      63,100             2,720
Yamaha Motor Co., Ltd.                                   4,900                83
                                                                 ---------------
                                                                           7,235
BANKS 1.8%
Aozora Bank Ltd.                                        15,000                36
Chuo Mitsui Trust Holdings, Inc.                        22,000               137
Hokuhoku Financial Group, Inc.                          21,000                54
Mitsubishi UFJ Financial Group, Inc.                   189,789             1,676
Mizuho Financial Group, Inc.                               199               953
Mizuho Trust & Banking Co., Ltd.                        19,000                29
Resona Holdings, Inc.                                       50                72
Sapporo Hokuyo Holdings, Inc.                                4                25
Shinsei Bank Ltd.                                       13,000                45
Sumitomo Mitsui Financial Group, Inc.                      168             1,304
The 77 Bank, Ltd.                                        6,000                36
The Bank of Kyoto Ltd.                                   4,000                42
The Bank of Yokohama Ltd.                               18,000               116
The Chiba Bank Ltd.                                     14,000                93
The Chugoku Bank Ltd.                                    4,000                53
The Gunma Bank Ltd.                                      6,000                37
The Hachijuni Bank, Ltd.                                 8,000                51
The Hiroshima Bank Ltd.                                  7,000                29
The Iyo Bank Ltd.                                        5,000                58
The Joyo Bank, Ltd.                                     15,000                70
The Shizuoka Bank Ltd.                                   9,000                96
The Sumitomo Trust & Banking Co., Ltd.                  30,000               207
                                                                 ---------------
                                                                           5,219

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
CAPITAL GOODS 2.3%
Amada Co., Ltd.                                          4,000                27
Asahi Glass Co., Ltd.                                   23,000               254
Daikin Industries Ltd.                                   2,900               124
Fanuc Ltd.                                               1,800               143
Fuji Electric Holdings Co., Ltd.                        19,000                53
Fujikura Ltd.                                           14,000                63
Hankyu Hanshin Holdings, Inc.                           26,000               118
Hanwa Co., Ltd.                                         16,000                93
Hino Motors, Ltd.                                        9,000                47
Hitachi Construction Machinery Co., Ltd.                 1,300                34
Hitachi High-Technologies Corp.                          1,700                33
IBJ Leasing Co., Ltd.                                    7,000               132
IHI Corp.                                               40,000                77
Itochu Corp.                                            29,000               288
JFE Shoji Holdings, Inc.                                 5,000                38
JS Group Corp.                                          13,000               189
JTEKT Corp.                                              8,200               123
Kajima Corp.                                            40,000               130
Kanematsu Corp. *                                       47,000                63
Kawasaki Heavy Industries Ltd.                          40,000               103
Kinden Corp.                                             4,000                40
Komatsu Ltd.                                            14,500               360
Kubota Corp.                                            14,000                89
Marubeni Corp.                                          35,000               255
Matsushita Electric Works Ltd.                           6,000                53
Mitsubishi Corp.                                        20,900               609
Mitsubishi Electric Corp.                               41,000               404
Mitsubishi Heavy Industries Ltd.                        88,000               388
Mitsui & Co., Ltd.                                      23,000               472
Nagase & Co., Ltd.                                       3,000                31
NEC Leasing Ltd.                                         2,500                36
NGK Insulators Ltd.                                      3,000                44
Nippon Sheet Glass Co., Ltd.                            10,000                41
Nippon Steel Trading Co., Ltd.                          11,000                32
NSK Ltd.                                                 8,000                66
NTN Corp.                                                6,000                37
Obayashi Corp.                                          25,000               107
Shimizu Corp.                                           24,000                96
SMC Corp.                                                1,400               140
Sojitz Corp.                                           110,000               337
Sumikin Bussan Corp.                                    10,000                38
Sumitomo Corp.                                          24,200               327
Sumitomo Electric Industries Ltd.                       16,600               202
Sumitomo Heavy Industries Ltd.                           7,000                44
Taisei Corp.                                            47,000               114
The Furukawa Electric Co., Ltd.                         19,000                92
Tokyo Leasing Co., Ltd.                                  3,000                25
Toto Ltd.                                                6,000                44
Toyota Tsusho Corp.                                      6,300               124
                                                                 ---------------
                                                                           6,779
COMMERCIAL SERVICES & SUPPLIES 0.2%
Dai Nippon Printing Co., Ltd.                           16,000               220
Secom Co., Ltd                                           3,500               161
Toppan Printing Co., Ltd.                               20,000               208
                                                                 ---------------
                                                                             589

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
CONSUMER DURABLES & APPAREL 1.3%
Casio Computer Co., Ltd.                                 5,100                63
Daito Trust Construction Co., Ltd.                       1,400                64
Daiwa House Industry Co., Ltd.                          17,000               161
HASEKO Corp.                                            44,500                48
Makita Corp.                                             1,800                62
Matsushita Electric Industrial Co., Ltd.                66,000             1,391
NAMCO BANDAI Holdings, Inc.                              5,000                60
Nikon Corp.                                              3,000                87
Pioneer Corp.                                            6,700                52
Sankyo Co., Ltd.                                         1,000                61
Sanyo Electric Co., Ltd. *                              71,000               158
Sega Sammy Holdings, Inc.                                5,800                54
Sekisui Chemical Co., Ltd.                              13,000                83
Sekisui House Ltd.                                      18,000               169
Sharp Corp.                                             20,000               278
Sony Corp.                                              25,300               957
Sumitomo Forestry Co., Ltd.                              7,000                56
Victor Co. of Japan Ltd. *                              21,000                38
Yamaha Corp.                                             3,000                62
                                                                 ---------------
                                                                           3,904
CONSUMER SERVICES 0.0%
Benesse Corp.                                            1,300                57
Oriental Land Co., Ltd.                                    800                50
                                                                 ---------------
                                                                             107
DIVERSIFIED FINANCIALS 0.7%
Acom Co., Ltd.                                           4,570               134
Aiful Corp.                                              4,350                45
Century Leasing System, Inc.                             4,500                56
Credit Saison Co., Ltd.                                  5,200               109
Daiwa Securities Group, Inc.                            30,000               260
Fuyo General Lease Co., Ltd.                             3,000                87
Hitachi Capital Corp.                                    4,600                81
Mitsubishi UFJ Lease & Finance Co., Ltd.                 5,700               249
Mitsubishi UFJ NICOS Co., Ltd. *                        10,000                33
Nomura Holdings, Inc.                                   42,200               609
ORIX Corp.                                               2,340               354
Promise Co., Ltd.                                        4,950               126
Ricoh Leasing Co., Ltd.                                  2,000                43
Takefuji Corp.                                           2,750                38
                                                                 ---------------
                                                                           2,224
ENERGY 0.5%
Cosmo Oil Co., Ltd.                                     47,000               145
Idemitsu Kosan Co., Ltd.                                 3,000               262
Inpex Holdings, Inc.                                        15               152
Japan Petroleum Exploration Co., Ltd.                      600                37
Nippon Mining Holdings, Inc.                            37,500               226
Nippon Oil Corp.                                        64,000               405
Showa Shell Sekiyu K.K.                                  6,200                69
TonenGeneral Sekiyu K.K.                                13,000               110
                                                                 ---------------
                                                                           1,406

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
FOOD & STAPLES RETAILING 0.5%
Aeon Co., Ltd.                                          30,300               370
Lawson, Inc.                                             1,800                93
Ryoshoku Ltd.                                            2,300                46
Seven & I Holdings Co., Ltd.                            24,000               734
Uny Co., Ltd.                                           11,000               115
                                                                 ---------------
                                                                           1,358
FOOD, BEVERAGE & TOBACCO 0.4%
Ajinomoto Co., Inc.                                     11,000               113
Asahi Breweries Ltd.                                     9,900               186
Japan Tobacco, Inc.                                         84               392
Kirin Holdings Co., Ltd.                                14,000               214
Meiji Dairies Corp.                                      9,000                46
Nippon Meat Packers, Inc.                                9,000               142
Nisshin Seifun Group, Inc.                               5,500                75
Nissin Food Products Co., Ltd.                           1,600                53
Yamazaki Baking Co., Ltd.                                4,000                46
                                                                 ---------------
                                                                           1,267
HEALTH CARE EQUIPMENT & SERVICES 0.2%
Alfresa Holdings Corp.                                   1,400                86
Mediceo Paltac Holdings Co., Ltd.                        9,500               159
Olympus Corp.                                            4,500               151
Suzuken Co., Ltd.                                        1,500                51
Terumo Corp.                                             1,000                52
                                                                 ---------------
                                                                             499
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Kao Corp.                                               10,000               259
Shiseido Co., Ltd.                                       6,000               134
                                                                 ---------------
                                                                             393
INSURANCE 0.6%
Aioi Insurance Co., Ltd.                                20,000               107
Mitsui Sumitomo Insurance Group Holdings,
   Inc. *                                               15,500               514
NIPPONKOA Insurance Co., Ltd.                           14,000               112
Nissay Dowa General Insurance Co., Ltd.                  7,000                38
Sompo Japan Insurance, Inc.                             27,000               267
T&D Holdings, Inc.                                       5,700               360
Tokio Marine Holdings, Inc.                             14,100               529
                                                                 ---------------
                                                                           1,927
MATERIALS 1.6%
Asahi Kasei Corp.                                       30,000               154
Daicel Chemical Industries Ltd.                          6,000                35
Daido Steel Co., Ltd                                     6,000                31
DIC Corp.                                               19,000                51
Hitachi Chemical Co., Ltd.                               2,900                56
Hitachi Metals Ltd.                                      3,000                49
JFE Holdings, Inc.                                      12,800               622
JSR Corp.                                                2,200                39
Kaneka Corp.                                             6,000                37
Kobe Steel Ltd.                                         59,000               167
Kuraray Co., Ltd.                                       12,000               130
Mitsubishi Chemical Holdings Corp.                      39,000               233
Mitsubishi Gas Chemical Co., Inc.                        5,000                33
Mitsubishi Materials Corp.                              24,000                94

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Mitsubishi Rayon Co., Ltd.                               9,000                28
Mitsui Chemicals, Inc.                                  24,000               116
Mitsui Mining & Smelting Co., Ltd.                      21,000                64
Nippon Light Metal Co., Ltd.                            27,000                40
Nippon Paper Group, Inc.                                    79               222
Nippon Steel Corp.                                     110,000               626
Nisshin Steel Co., Ltd.                                 15,000                46
Nitto Denko Corp.                                        3,300                95
Oji Paper Co., Ltd.                                     34,000               172
Shin-Etsu Chemical Co., Ltd.                             6,300               385
Showa Denko K.K.                                        21,000                54
Sumitomo Chemical Co., Ltd.                             29,000               191
Sumitomo Metal Industries Ltd.                          54,000               260
Sumitomo Metal Mining Co., Ltd.                          8,000               102
Taiheiyo Cement Corp.                                   37,000                73
Teijin Ltd.                                             26,000                78
Toray Industries, Inc.                                  23,000               115
Tosoh Corp.                                             19,000                82
Toyo Seikan Kaisha Ltd.                                  7,000               127
Ube Industries Ltd.                                     16,000                58
                                                                 ---------------
                                                                           4,665
MEDIA  0.1%
Dentsu, Inc.                                                70               155
Fuji Television Network, Inc.                               18                25
Hakuhodo Dy Holdings, Inc.                               2,000               109
Nippon Television Network Corp.                            150                16
Tokyo Broadcasting System, Inc.                          1,000                17
                                                                 ---------------
                                                                             322
PHARMACEUTICALS & BIOTECHNOLOGY 0.6%
Astellas Pharma, Inc.                                    6,100               265
Chugai Pharmaceutical Co., Ltd.                          4,200                67
Daiichi Sankyo Co., Ltd.                                 7,700               230
Eisai Co., Ltd.                                          4,700               168
Kyowa Hakko Kogyo Co., Ltd.                              6,000                67
Ono Pharmaceutical Co., Ltd.                             1,500                83
Shionogi & Co., Ltd.                                     4,000                78
Taisho Pharmaceutical Co., Ltd.                          5,000               103
Takeda Pharmaceutical Co., Ltd.                         11,700               621
                                                                 ---------------
                                                                           1,682
REAL ESTATE 0.3%
Leopalace21 Corp.                                        2,000                27
Mitsubishi Estate Co., Ltd.                             13,000               313
Mitsui Fudosan Co., Ltd.                                17,000               384
Sumitomo Realty & Development Co., Ltd.                  9,500               196
Tokyu Land Corp.                                         8,000                40
                                                                 ---------------
                                                                             960
RETAILING 0.3%
Canon Marketing Japan, Inc.                              3,000                44
Fast Retailing Co., Ltd.                                 1,200               134
Isetan Mitsukoshi Holdings Ltd. *                       11,520               133
Marui Group Co., Ltd.                                   10,600                82
Takashimaya Co., Ltd.                                    7,000                59
The Daiei, Inc. *                                       25,300               199
Yamada Denki Co., Ltd.                                   1,790               121
                                                                 ---------------
                                                                             772

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
Advantest Corp.                                          1,700                35
Elpida Memory, Inc. *                                    3,100                88
NEC Electronics Corp. *                                  1,200                32
Rohm Co., Ltd.                                           3,300               189
Sumco Corp.                                              1,500                34
Tokyo Electron Ltd.                                      2,000               112
                                                                 ---------------
                                                                             490
SOFTWARE & SERVICES 0.2%
KONAMI Corp.                                             2,000                63
Nintendo Co., Ltd.                                         730               354
Nomura Research Institute Ltd.                           1,300                29
NTT Data Corp.                                              23                95
Oracle Corp. Japan                                         400                17
                                                                 ---------------
                                                                             558
TECHNOLOGY HARDWARE & EQUIPMENT 2.0%
Alps Electric Co., Ltd.                                  5,600                58
Brother Industries Ltd.                                 11,000               139
Canon, Inc.                                             23,800             1,088
Citizen Holdings Co., Ltd.                               6,100                43
Fujifilm Holdings Corp.                                 11,900               374
Fujitsu Ltd.                                            61,000               441
Hitachi Ltd.                                           132,000               952
Hoya Corp.                                               5,700               118
Ibiden Co., Ltd.                                         1,100                32
Keyence Corp.                                              200                44
Konica Minolta Holdings, Inc.                            8,500               140
Kyocera Corp.                                            4,600               396
Murata Manufacturing Co., Ltd.                           5,600               232
NEC Corp.                                               93,000               509
Nidec Corp.                                                800                57
Nippon Electric Glass Co., Ltd.                          3,000                44
Oki Electric Industry Co., Ltd. *                       16,000                24
Omron Corp.                                              7,100               125
Ricoh Co., Ltd.                                         18,000               292
Seiko Epson Corp.                                        8,300               224
Tdk Corp.                                                2,500               149
Toshiba Corp.                                           80,000               519
Yokogawa Electric Corp.                                  3,500                29
                                                                 ---------------
                                                                           6,029
TELECOMMUNICATION SERVICES 0.9%
KDDI Corp.                                                  93               533
Nippon Telegraph & Telephone Corp.                         258             1,311
NTT DoCoMo, Inc.                                           500               812
SOFTBANK Corp.                                           8,600               157
                                                                 ---------------
                                                                           2,813
TRANSPORTATION 1.0%
All Nippon Airways Co., Ltd.                            24,000                88
Central Japan Railway Co.                                   40               407
East Japan Railway Co.                                      82               641
Japan Airlines Corp. *                                  27,000                55
Kawasaki Kisen Kaisha Ltd.                              10,000                79
Keihin Electric Express Railway Co., Ltd.                6,000                38

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Keio Corp.                                              10,000                54
Kintetsu Corp.                                          28,000                85
Mitsui O.S.K. Lines, Ltd.                               18,000               233
Nagoya Railroad Co., Ltd.                               17,000                48
Nippon Express Co., Ltd.                                35,000               160
Nippon Yusen Kabushiki Kaisha                           24,000               205
Odakyu Electric Railway Co., Ltd.                       10,000                69
Seino Holdings Co., Ltd.                                 6,000                36
Tobu Railway Co., Ltd.                                  15,000                68
Tokyu Corp.                                             21,000               116
West Japan Railway Co.                                      70               332
Yamato Holdings Co., Ltd.                               15,000               187
                                                                 ---------------
                                                                           2,901
UTILITIES 1.6%
Chubu Electric Power Co., Inc.                          24,300               584
Electric Power Development Co., Ltd.                     8,300               321
Hokkaido Electric Power Co., Inc.                        8,100               170
Hokuriku Electric Power Co.                              9,400               230
Kyushu Electric Power Co., Inc.                         14,600               308
Osaka Gas Co., Ltd.                                     39,000               141
Shikoku Electric Power Co., Inc.                         5,800               153
The Chugoku Electric Power Co., Inc.                    11,400               245
The Kansai Electric Power Co., Inc.                     27,600               644
The Tokyo Electric Power Co., Inc.                      45,900             1,264
Toho Gas Co., Ltd.                                      12,000                69
Tohoku Electric Power Co., Inc.                         20,100               446
Tokyo Gas Co., Ltd.                                     51,000               205
                                                                 ---------------
                                                                           4,780
                                                                 ---------------
                                                                          58,879
LUXEMBOURG 0.4%
--------------------------------------------------------------------------------

MATERIALS 0.3%
ArcelorMittal N.V.                                      10,153               898

MEDIA 0.1%
RTL Group                                                  185                19
SES FDR                                                  7,884               192
                                                                 ---------------
                                                                             211
                                                                 ---------------
                                                                           1,109
NETHERLANDS 3.8%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.4%
European Aeronautic Defence & Space Co.                 11,900               225
Hagemeyer N.V. (b)                                      10,437                79
Koninklijke (Royal) Philips Electronics N.V.            24,611               820
Koninklijke BAM Groep N.V.                               3,508                54
                                                                 ---------------
                                                                           1,178
COMMERCIAL SERVICES & SUPPLIES 0.1%
Randstad Holding N.V.                                    7,448               211

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
CONSUMER DURABLES & APPAREL 0.0%
Hunter Douglas N.V.                                        886                53

DIVERSIFIED FINANCIALS 1.6%
ING Groep N.V. CVA                                     144,696             4,718
SNS Reaal                                                2,992                50
                                                                 ---------------
                                                                           4,768
FOOD & STAPLES RETAILING 0.2%
Koninklijke Ahold N.V.                                  49,265               561

FOOD, BEVERAGE & TOBACCO 0.4%
CSM                                                      2,443                81
Heineken Holding N.V.                                    2,513               108
Heineken N.V.                                            3,400               158
Nutreco Holding N.V.                                     1,070                71
Unilever N.V. CVA                                       31,950               881
                                                                 ---------------
                                                                           1,299
INSURANCE 0.3%
Aegon N.V.                                              76,684               896

MATERIALS 0.2%
Akzo Nobel N.V.                                          5,997               343
Koninklijke DSM N.V.                                     6,523               396
                                                                 ---------------
                                                                             739
MEDIA 0.1%
Wolters Kluwer N.V.                                      6,361               148

REAL ESTATE 0.1%
Corio N.V.                                               1,327               102
Wereldhave N.V.                                            650                70
                                                                 ---------------
                                                                             172
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
ASML Holding N.V.                                        4,639               106
STMicroelectronics N.V.                                 17,594               195
                                                                 ---------------
                                                                             301
TELECOMMUNICATION SERVICES 0.2%
Koninklijke (Royal) KPN N.V.                            37,967               661
TRANSPORTATION 0.1%
TNT N.V.                                                 7,710               269
                                                                 ---------------
                                                                          11,256
NEW ZEALAND 0.1%
--------------------------------------------------------------------------------

MATERIALS 0.0%
Fletcher Building Ltd.                                   7,894                37

TELECOMMUNICATION SERVICES 0.1%
Telecom Corp. of New Zealand Ltd.                       91,236               253

UTILITIES 0.0%
Contact Energy Ltd.                                     11,106                69
                                                                 ---------------
                                                                             359
NORWAY 0.9%
--------------------------------------------------------------------------------

BANKS 0.1%
DnB NOR A.S.A.                                          22,841               292

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
CAPITAL GOODS 0.1%
Orkla A.S.A.                                            20,554               260

ENERGY 0.3%
Aker A.S.A., Class A                                       727                36
Aker Solutions A.S.A.                                    3,200                75
StatoilHydro A.S.A.                                     23,664               766
                                                                 ---------------
                                                                             877
INSURANCE 0.0%
Storebrand A.S.A.                                        7,500                52

MATERIALS 0.3%
Norsk Hydro A.S.A.                                      53,901               674
Norske Skogindustrier A.S.A. *                          35,582               143
Yara International A.S.A.                                1,500               107
                                                                 ---------------
                                                                             924
TELECOMMUNICATION SERVICES 0.1%
Telenor A.S.A.                                          12,184               183

UTILITIES 0.0%
Hafslund A.S.A., B Shares                                1,550                31
                                                                 ---------------
                                                                           2,619
PORTUGAL 0.3%
--------------------------------------------------------------------------------

BANKS 0.1%
Banco BPI S.A. - Reg'd                                   3,890                15
Banco Comercial Portugues S.A. - Reg'd                  80,798               144
Banco Espirito Santo S.A. - Reg'd                        5,076                76
                                                                 ---------------
                                                                             235
ENERGY 0.0%
Galp Energia SGPS S.A., B Shares                         1,756                33

FOOD & STAPLES RETAILING 0.0%
Jeronimo Martins SGPS S.A.                               5,189                42

MATERIALS 0.0%
CIMPOR-Cimentos de Portugal, SGPS, S.A.                  7,034                46

TELECOMMUNICATION SERVICES 0.1%
Portugal Telecom SGPS S.A. - Reg'd                      25,930               284

TRANSPORTATION 0.0%
Brisa -  Private Shares                                  6,689                68

UTILITIES 0.1%
EDP - Energias de Portugal S.A.                         48,710               266
                                                                 ---------------
                                                                             974
SINGAPORE 0.7%
--------------------------------------------------------------------------------

BANKS 0.3%
DBS Group Holdings Ltd.                                 27,056               376
Oversea-Chinese Banking Corp., Ltd.                     37,897               232
United Overseas Bank Ltd.                               21,238               300
                                                                 ---------------
                                                                             908

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
CAPITAL GOODS 0.1%
Fraser & Neave Ltd.                                     27,000                87
Hi-P International Ltd.                                244,000               104
Keppel Corp., Ltd.                                      12,000                93
SembCorp Industries Ltd.                                14,000                46
Singapore Technologies Engineering Ltd.                 17,000                34
                                                                 ---------------
                                                                             364
MEDIA 0.0%
Singapore Press Holdings Ltd.                           30,000                88

REAL ESTATE 0.1%
Capitaland Ltd.                                         21,000                86
City Developments Ltd.                                   9,000                75
                                                                 ---------------
                                                                             161
TELECOMMUNICATION SERVICES 0.1%
Singapore Telecommunications Ltd.                       85,486               223

TRANSPORTATION 0.1%
Neptune Orient Lines Ltd.                               53,146               109
Singapore Airlines Ltd.                                 18,270               201
                                                                 ---------------
                                                                             310
                                                                 ---------------
                                                                           2,054
SPAIN 3.3%
--------------------------------------------------------------------------------

BANKS 1.5%
Banco Bilbao Vizcaya Argentaria S.A.                    78,257             1,438
Banco de Sabadell S.A.                                  15,821               129
Banco Espanol de Credito S.A.                            4,224                63
Banco Popular Espanol S.A.                              22,735               248
Banco Santander S.A.                                   137,086             2,669
Bankinter S.A.                                           3,886                37
                                                                 ---------------
                                                                           4,584
CAPITAL GOODS 0.2%
Acciona S.A.                                               321                67
ACS, Actividades de Construccion y Servicios
   S.A.                                                  3,578               176
Fomento de Construcciones y Contratas S.A.
   (FCC)                                                 1,589                83
Grupo Ferrovial S.A.                                     1,593                81
Sacyr Vallehermoso S.A.                                  2,266                46
                                                                 ---------------
                                                                             453
ENERGY 0.4%
Compania Espanola de Petroleos S.A.                        377                41
Repsol YPF S.A.                                         36,904             1,237
                                                                 ---------------
                                                                           1,278
INSURANCE 0.0%
Mapfre S.A.                                             14,284                71

MATERIALS 0.1%
Acerinox S.A.                                            7,982               158

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
MEDIA 0.0%
Gestevision Telecinco S.A.                               1,474                20

RETAILING 0.1%
Industria de Diseno Textil S.A.                          3,023               145

TELECOMMUNICATION SERVICES 0.6%
Telefonica S.A.                                         74,290             1,928

TRANSPORTATION 0.1%
Abertis Infraestructuras S.A.                            4,700                99
Iberia Lineas Aereas de Espana S.A.                     21,324                64
                                                                 ---------------
                                                                             163
UTILITIES 0.3%
Enagas                                                   1,718                44
Gas Natural SDG S.A.                                     2,335               114
Iberdrola S.A.                                          49,797               676
Iberdrola S.A.                                             852                12
Union Fenosa S.A.                                        4,752               127
                                                                 ---------------
                                                                             973
                                                                 ---------------
                                                                           9,773
SWEDEN 2.3%
--------------------------------------------------------------------------------

BANKS 0.5%
Nordea Bank AB                                          52,535               745
Skandinaviska Enskilda Banken AB, A Shares              13,470               276
Svenska Handelsbanken AB, A Shares                      13,273               336
Swedbank AB, A Shares                                    8,842               183
                                                                 ---------------
                                                                           1,540
CAPITAL GOODS 0.6%
AB SKF, B Shares                                        13,744               233
Assa Abloy AB, B Shares                                  6,335                86
Atlas Copco AB, A Shares                                 5,332                82
Atlas Copco AB, B Shares                                 5,200                73
NCC AB, B Shares                                         3,597                47
Sandvik AB                                              19,029               249
Scania AB, A Shares                                      2,579                41
Scania AB, B Shares                                      7,250               114
Skanska AB, B Shares                                    14,917               192
Trelleborg AB, B Shares                                  4,199                72
Volvo AB, A Shares                                      20,103               231
Volvo AB, B Shares                                      35,000               421
                                                                 ---------------
                                                                           1,841
COMMERCIAL SERVICES & SUPPLIES 0.1%
Securitas AB, B Shares                                  10,800               125

CONSUMER DURABLES & APPAREL 0.1%
Electrolux AB, B Shares                                 17,747               214
Husqvarna AB, B Shares                                   6,700                55
                                                                 ---------------
                                                                             269
DIVERSIFIED FINANCIALS 0.3%
Industrivarden AB, A Shares                              7,700               109
Industrivarden AB, C Shares                              5,239                67

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Investor AB, B Shares                                   27,710               603
Kinnevik Investment AB                                   4,268                64
L E Lundbergforetagen AB, B Shares                       1,429                74
                                                                 ---------------
                                                                             917
MATERIALS 0.2%
Boliden AB                                               7,650                45
Holmen AB, B Shares                                      4,500               132
SSAB Svenskt Stal AB, A Shares                           4,300               118
SSAB Svenskt Stal AB, B Shares                           3,000                72
Svenska Cellulosa AB (SCA), B Shares                    24,100               273
                                                                 ---------------
                                                                             640
RETAILING 0.1%
Hennes & Mauritz AB, B Shares                            3,719               199

TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
Telefonaktiebolaget LM Ericsson, B Shares               66,582               699

TELECOMMUNICATION SERVICES 0.2%
Tele2 AB, B Shares                                       8,400               147
TeliaSonera AB                                          47,466               361
                                                                 ---------------
                                                                             508
TRANSPORTATION 0.0%
SAS AB *                                                 4,533                33
                                                                 ---------------
                                                                           6,771
SWITZERLAND 5.1%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.2%
ABB Ltd. - Reg'd *                                      14,406               378
Schindler Holding AG - Reg'd                               606                42
                                                                 ---------------
                                                                             420
COMMERCIAL SERVICES & SUPPLIES 0.1%
Adecco S.A. - Reg'd                                      3,448               158
SGS S.A. - Reg'd                                            42                59
                                                                 ---------------
                                                                             217
CONSUMER DURABLES & APPAREL 0.1%
Compagnie Financiere Richemont S.A.,
   Series A                                              4,390               262
Swatch Group AG                                            304                71
Swatch Group AG - Reg'd                                  1,159                51
                                                                 ---------------
                                                                             384
DIVERSIFIED FINANCIALS 1.5%
Credit Suisse Group - Reg'd                             32,941             1,645
Julius Baer Holding AG - Reg'd                           1,747               111
Pargesa Holding S.A.                                     1,195               124
UBS AG - Reg'd *                                       140,849             2,703
                                                                 ---------------
                                                                           4,583
ENERGY 0.0%
Petroplus Holdings AG *                                  1,381                56

FOOD, BEVERAGE & TOBACCO 0.8%
Nestle S.A. - Reg'd                                     52,930             2,322

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
HEALTH CARE EQUIPMENT & SERVICES 0.0%
Synthes, Inc.                                              298                41

INSURANCE 0.8%
Baloise Holding AG - Reg'd                               1,413               132
Helvetia Holding AG                                        111                41
Swiss Life Holding - Reg'd *                             1,679               432
Swiss Re - Reg'd                                        10,874               676
Zurich Financial Services AG - Reg'd                     3,754               987
                                                                 ---------------
                                                                           2,268
MATERIALS 0.2%
Ciba Holding AG                                          2,850                74
Clariant AG - Reg'd *                                   14,283               141
Givaudan S.A. - Reg'd                                       70                57
Holcim Ltd. - Reg'd                                      3,408               242
Syngenta AG - Reg'd                                        686               200
                                                                 ---------------
                                                                             714
PHARMACEUTICALS & BIOTECHNOLOGY 1.3%
Novartis AG - Reg'd.                                    38,205             2,268
Roche Holding AG                                         8,201             1,515
Roche Holding AG - Bearer Shares                           222                44
                                                                 ---------------
                                                                           3,827
TELECOMMUNICATION SERVICES 0.1%
Swisscom AG - Reg'd                                        534               172

TRANSPORTATION 0.0%
Kuehne & Nagel International AG - Reg'd                    963                81

UTILITIES 0.0%
BKW FMB Energie AG                                         327                40
                                                                 ---------------
                                                                          15,125
UNITED KINGDOM 21.6%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.0%
GKN plc                                                 24,576               103

BANKS 5.0%
Alliance & Leicester plc                                25,745               172
Barclays plc                                           247,810             1,683
Bradford & Bingley plc                                  29,555                32
HBOS plc                                               264,738             1,511
HSBC Holdings plc                                      378,759             6,264
Lloyds TSB Group plc                                   238,650             1,392
Northern Rock plc (a)(b)                                 4,722                --
Royal Bank of Scotland Group plc                       722,390             2,997
Standard Chartered plc                                  22,732               692
                                                                 ---------------
                                                                          14,743
CAPITAL GOODS 0.6%
AMEC plc                                                 5,654                94
BAE Systems plc                                         59,787               531
Balfour Beatty plc                                       8,749                68
Bunzl plc                                                6,706                84
IMI plc                                                  9,623                83
Rolls-Royce Group plc *                                 31,844               225

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Smiths Group plc                                        11,584               239
Tomkins plc                                             39,315                96
Travis Perkins plc                                       4,014                45
Wolseley plc                                            34,014               229
                                                                 ---------------
                                                                           1,694
COMMERCIAL SERVICES & SUPPLIES 0.1%
Experian Group Ltd.                                     10,245                79
G4S plc                                                 18,846                72
Hays plc                                                33,584                53
Rentokil Initial plc                                    67,811                90
                                                                 ---------------
                                                                             294
CONSUMER DURABLES & APPAREL 0.1%
Barratt Developments plc                                18,899                35
Bellway plc                                              4,836                45
Persimmon plc                                           13,108                75
Taylor Wimpey plc                                       40,452                31
                                                                 ---------------
                                                                             186
CONSUMER SERVICES 0.9%
Carnival plc                                            18,229               637
Compass Group plc                                       60,460               436
Enterprise Inns plc                                     12,977                79
InterContinental Hotels Group plc                       22,885               300
Ladbrokes plc                                          118,335               587
Mitchells & Butlers plc                                 31,147               152
Punch Taverns plc                                        7,652                39
Rank Group plc                                          52,750                79
Tui Travel plc                                          21,998                87
Whitbread plc                                            8,048               176
William Hill plc                                        20,202               125
                                                                 ---------------
                                                                           2,697
DIVERSIFIED FINANCIALS 0.3%
3i Group plc                                            18,284               325
Close Brothers Group plc                                 3,413                40
ICAP plc                                                 5,018                49
Investec plc                                            12,067                80
Man Group plc                                           18,934               229
Provident Financial plc                                  7,638               132
Schroders plc                                            2,723                52
Schroders plc - Non Voting                               1,318                23
                                                                 ---------------
                                                                             930
ENERGY 4.4%
BG Group plc                                            24,947               564
BP plc                                                 618,512             6,348
Royal Dutch Shell plc, Class A                         100,498             3,568
Royal Dutch Shell plc, Class B                          77,402             2,718
                                                                 ---------------
                                                                          13,198
FOOD & STAPLES RETAILING 0.6%
J Sainsbury plc                                         67,840               422
Tesco plc                                              179,086             1,272
William Morrison Supermarkets plc                       45,573               233
                                                                 ---------------
                                                                           1,927

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
FOOD, BEVERAGE & TOBACCO 1.3%
Associated British Foods plc                            12,415               176
British American Tobacco plc                            22,701               819
Cadbury plc                                             26,646               315
Diageo plc                                              45,855               799
Imperial Tobacco Group plc                              15,439               577
SABMiller plc                                           11,289               233
Tate & Lyle plc                                         21,060               162
Unilever plc                                            26,810               735
                                                                 ---------------
                                                                           3,816
HEALTH CARE EQUIPMENT & SERVICES 0.1%
Smith & Nephew plc                                      14,683               157

HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Reckitt Benckiser Group plc                              7,920               432

INSURANCE 1.2%
Aviva plc                                              122,953             1,220
Friends Provident plc                                   91,862               152
Legal & General Group plc                              272,140               524
Old Mutual plc                                         106,873               204
Prudential plc                                          77,833               834
Royal & Sun Alliance Insurance Group plc                93,201               242
Standard Life plc                                       81,354               364
                                                                 ---------------
                                                                           3,540
MATERIALS 1.0%
Anglo American plc                                      10,973               627
Antofagasta plc                                          4,852                55
BHP Billiton plc                                        15,549               515
Johnson Matthey plc                                      4,969               164
Kazakhmys plc                                            4,113               121
Lonmin plc                                               1,870                89
Mondi plc                                               16,154                80
Rexam plc                                               16,904               127
Rio Tinto plc                                            6,327               662
Vedanta Resources plc                                    1,349                53
Xstrata plc                                              5,551               398
                                                                 ---------------
                                                                           2,891
MEDIA 0.5%
Aegis Group plc                                         48,503               104
British Sky Broadcasting Group plc                      13,537               121
Daily Mail & General Trust plc                           7,587                48
ITV plc                                                116,077                97
Pearson plc                                             23,287               298
Reed Elsevier plc                                        5,903                67
Thomson Reuters plc                                      2,660                72
Trinity Mirror plc                                      11,998                20
United Business Media Ltd                               19,328               216
WPP Group plc                                           43,549               413
Yell Group plc                                          28,100                39
                                                                 ---------------
                                                                           1,495
PHARMACEUTICALS & BIOTECHNOLOGY 1.6%
AstraZeneca plc                                         34,888             1,696
GlaxoSmithKline plc                                    122,539             2,856

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Shire Ltd.                                               6,028               100
                                                                 ---------------
                                                                           4,652
REAL ESTATE 0.3%
British Land Co. plc                                    21,423               296
Hammerson plc                                            8,163               155
Land Securities Group plc                               15,319               390
Liberty International plc                                5,424               100
Segro plc                                               12,158                98
                                                                 ---------------
                                                                           1,039
RETAILING 0.5%
DSG International plc                                  171,491               152
Home Retail Group plc                                   35,062               150
Inchcape plc                                            12,528                62
Kesa Electricals plc                                    23,615                70
Kingfisher plc                                         235,811               548
Marks & Spencer Group plc                               46,448               236
Next plc                                                10,272               193
Signet Group plc                                        71,456                71
The Carphone Warehouse Group plc                         5,416                20
                                                                 ---------------
                                                                           1,502
SOFTWARE & SERVICES 0.1%
Logica CMG plc                                          49,133               102
The Sage Group plc                                      23,326                90
                                                                 ---------------
                                                                             192
TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Electrocomponents plc                                   24,968                76

TELECOMMUNICATION SERVICES 1.7%
BT Group plc                                           297,293             1,005
Cable & Wireless                                        67,135               218
Vodafone Group plc                                   1,485,668             3,980
                                                                 ---------------
                                                                           5,203
TRANSPORTATION 0.1%
Arriva plc                                               5,853                81
British Airways plc                                     30,501               153
EasyJet plc *                                            7,698                50
FirstGroup plc                                           8,526                87
National Express Group plc                               4,036                78
                                                                 ---------------
                                                                             449
UTILITIES 1.1%
British Energy Group plc                                22,184               318
Centrica plc                                            81,892               508
Drax Group plc                                          14,529               208
International Power plc                                 15,475               126
National Grid plc                                       64,198               845
Pennon Group plc                                         9,617               122
Scottish & Southern Energy plc                          20,133               558
Severn Trent plc                                         7,318               192
United Utilities Group plc                              20,768               285
United Utilities Group plc, Class B *                   26,877                91
                                                                 ---------------
                                                                           3,253
                                                                 ---------------
                                                                          64,469

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
UNITED STATES 0.0%
--------------------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO 0.0%
Dr. Pepper Snapple Group, Inc. *                         4,422                91
                                                                 ---------------
TOTAL COMMON STOCK
(COST $339,610)                                                          291,170
                                                                 ---------------
OTHER INVESTMENT COMPANIES 1.0% OF NET ASSETS

UNITED STATES 1.0%
--------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund                            45,500             3,021
                                                                 ---------------
TOTAL OTHER INVESTMENT COMPANIES
(COST $3,035)                                                              3,021
                                                                 ---------------
PREFERRED STOCK 0.6% OF NET ASSETS

GERMANY 0.5%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.3%
Porsche Automobil Holding SE                             2,379               357
Volkswagen AG                                            3,691               576
                                                                 ---------------
                                                                             933
HEALTH CARE EQUIPMENT & SERVICES 0.1%
Fresenius SE                                             1,716               139

HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Henkel KGaA                                              4,694               187

MEDIA 0.0%
Prosiebensat.1 Media AG                                  1,900                16
                                                                 ---------------
                                                                           1,275
ITALY 0.1%
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS 0.1%
Istituto Finanziario Industriale S.p.A. *                9,876               207

INSURANCE 0.0%
Unipol Gruppo Finanziario S.p.A.                        53,859               108
                                                                 ---------------
                                                                             315
SWITZERLAND 0.0%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.0%
Schindler Holding AG                                       983                67
                                                                 ---------------
TOTAL PREFERRED STOCK
(COST $1,784)                                                              1,657
                                                                 ---------------
RIGHTS 0.1% OF NET ASSETS

AUSTRALIA 0.0%
--------------------------------------------------------------------------------
Orica Ltd (a) *                                            779                 1

FRANCE 0.1%
--------------------------------------------------------------------------------
Credit Agricole S.A. (a)(b) *                           18,185                --
Suez Environnement S.A. *                               23,824               171
                                                                 ---------------
                                                                             171

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
GERMANY 0.0%
--------------------------------------------------------------------------------
IKB Deutsche Industriebank AG *                         38,400                --

UNITED KINGDOM 0.0%
--------------------------------------------------------------------------------
Bradford & Bingley PLC *                                39,603                 2
                                                                 ---------------
TOTAL RIGHTS
(COST $169)                                                                  174
                                                                 ---------------

SECURITY                                          FACE AMOUNT         VALUE
         RATE, MATURITY DATE                      ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENT 0.1% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
Bank of America, Lonton Time Deposit
   1.86%, 08/01/08                                         422               422
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENT
(COST $422)                                                                  422
                                                                 ---------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 07/31/08, the tax basis cost of the fund's investments was $348,372 and the unrealized appreciation and depreciation were $3,661 and ($55,589), respectively, with a net unrealized depreciation of ($51,928.)

At 07/31/08, the prices of certain foreign securities held by the fund aggregating $272,509 were adjusted from their closing market prices following the guidelines by the fund's Board of Trustees.

*    Non-income producing security.
(a)  Fair-valued by Management.
(b) Illiquid security. At the period end, the value of these amounted to $79 or 0.0% of net assets.

CVA - Dutch Certificate
FDR - Fiduciary Depositary Receipt

SCHWAB CAPITAL TRUST
SCHWAB FUNDAMENTAL EMERGING MARKETS INDEX FUND

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                      COST              VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
 -------------------------------------------------------------------------------
    83.2%  COMMON STOCK                                 21,709            20,400
    10.9%  PREFERRED STOCK                               2,602             2,684
     3.6%  OTHER INVESTMENT COMPANIES                      907               874
     0.9%  SHORT-TERM INVESTMENTS                          225               225
--------------------------------------------------------------------------------
    98.6%  TOTAL INVESTMENTS                            25,443            24,183
     1.4%  OTHER ASSETS AND
           LIABILITIES                                                       350
--------------------------------------------------------------------------------
   100.0%  NET ASSETS                                                     24,533

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COMMON STOCK 83.2% OF NET ASSETS

ARGENTINA 0.1%
--------------------------------------------------------------------------------

ENERGY 0.1%
Petrobras Energia Participaciones S.A.                  18,401                20

TELECOMMUNICATION SERVICES 0.0%
Telecom Argentina S.A., Class B *                        3,834                11
                                                                 ---------------
                                                                              31
BRAZIL 3.6%
--------------------------------------------------------------------------------

BANKS 0.4%
Banco do Brasil S.A.                                     5,100                82
Banco Nossa Caixa S.A.                                     600                16
                                                                 ---------------
                                                                              98
CAPITAL GOODS 0.2%
Empresa Brasileira de Aeronautica S.A.                   5,700                43

ENERGY 1.0%
Petroleo Brasileiro S.A.                                 8,700               244

FOOD, BEVERAGE & TOBACCO 0.1%
Souza Cruz S.A.                                            600                17

MATERIALS 0.9%
Companhia Siderurgica Nacional S.A.                      2,700               106
Companhia Vale do Rio Doce                               3,100                94
Gerdau S.A.                                                400                 7
Usinas Siderurgicas de Minas Gerais S.A.                   500                21
                                                                 ---------------
                                                                             228

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
TELECOMMUNICATION SERVICES 0.2%
Brasil Telecom Participacoes S.A.                          500                16
Tele Norte Leste Participacoes S.A.                        500                13
Telesp - Telecomunicacoes de Sao Paulo S.A.                700                17
Tim Participacoes S.A. *                                   700                 3
                                                                 ---------------
                                                                              49
UTILITIES 0.8%
Centrais Eletricas Brasileiras S.A. *                    7,800               151
Companhia de Saneamento Basico do Estado de
   Sao Paulo *                                             800                20
Companhia Energetica de Minas Gerais                       104                 2
CPFL Energia S.A.                                          200                 5
Tractebel Energia S.A.                                   1,500                23
                                                                 ---------------
                                                                             201
                                                                 ---------------
                                                                             880
CHILE 0.6%
--------------------------------------------------------------------------------

BANKS 0.1%
Banco Santander Chile S.A.                             221,108                10

CAPITAL GOODS 0.1%
Empresas Copec S.A.                                      2,018                28

FOOD & STAPLES RETAILING 0.0%
Cencosud S.A.                                            2,035                 6

RETAILING 0.0%
S.A.C.I. Falabella S.A.                                  2,073                 9

TELECOMMUNICATION SERVICES 0.1%
Compania de Telecomunicaciones de Chile S.A.,
   Class A                                              11,948                18

UTILITIES 0.3%
Empresa Nacional de Electricidad S.A.                   17,741                28
Enersis S.A.                                           139,802                51
                                                                 ---------------
                                                                              79
                                                                 ---------------
                                                                             150
CHINA 18.3%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.0%
Dongfeng Motor Group Co., Ltd., Class H                 26,000                11

BANKS 3.4%
Bank of China Ltd., Class H                            381,000               173
Bank of Communications Co., Ltd., Class H               50,000                63
China CITIC Bank, Class H                               31,000                20
China Construction Bank Corp., Class H                 307,000               268

SCHWAB FUNDAMENTAL EMERGING MARKETS INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
China Merchants Bank Co., Ltd., Class H                 14,500                52
Industrial & Commercial Bank of China Ltd.,
   Class H                                             356,000               266
                                                                 ---------------
                                                                             842
CAPITAL GOODS 0.5%
China Communications Construction Co., Ltd.,
   Class H                                               9,000                17
China International Marine Containers (Group)
   Co., Ltd., Class B                                   20,000                21
China Railway Group Ltd., Class H *                     88,000                71
Shanghai Electric Group Co., Ltd., Class H *            16,000                 7
                                                                 ---------------
                                                                             116
ENERGY 11.2%
China Coal Energy Co., Class H                          22,000                39
China Petroleum & Chemical Corp., Class H              476,000               497
China Shenhua Energy Co., Ltd., Class H                 51,000               188
PetroChina Co., Ltd., Class H                        1,493,000             1,988
Yanzhou Coal Mining Co., Ltd., Class H                  14,000                25
                                                                 ---------------
                                                                           2,737
INSURANCE 1.3%
China Life Insurance Co., Ltd., Class H                 60,000               226
PICC Property & Casualty Co., Ltd., Class H             14,000                 9
Ping An Insurance (Group) Co., of China Ltd.,
   Class H                                              12,000                82
                                                                 ---------------
                                                                             317
MATERIALS 0.6%
Aluminum Corp. of China Ltd., Class H                   47,000                48
Angang Steel Co., Ltd., Class H                         16,000                32
Jiangxi Copper Co., Ltd., Class H                        7,000                13
Maanshan Iron & Steel Co., Ltd., Class H                49,000                30
Sinopec Shanghai Petrochemical Co., Ltd.,
   Class H                                              60,000                20
                                                                 ---------------
                                                                             143
TELECOMMUNICATION SERVICES 0.3%
China Telecom Corp., Ltd., Class H                     150,000                82

TRANSPORTATION 0.5%
Air China Ltd., Class H                                 26,000                15
China COSCO Holdings Co., Ltd., Class H                 17,000                41
China Shipping Container Lines Co., Ltd.,
   Class H                                             100,000                32
China Shipping Development Co. Ltd., Class H             5,000                15

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
China Southern Airlines Co., Ltd., Class H *            21,000                 9
Jiangsu Expressway Co.,  Ltd., Class H                  17,000                14
Zhejiang Expressway Co., Ltd., Class H                  14,000                10
                                                                 ---------------
                                                                             136
UTILITIES 0.5%
Datang International Power Generation Co.,
   Ltd., Class H                                        53,000                31
Huadian Power International Corp., Ltd.,
   Class H                                              50,000                14
Huaneng Power International, Inc., Class H              95,000                67
                                                                 ---------------
                                                                             112
                                                                 ---------------
                                                                           4,496
COLUMBIA 0.1%
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS  0.1%
Suramericana de Inversiones S.A.                         1,429                13

CZECH REPUBLIC 0.7%
--------------------------------------------------------------------------------

BANKS 0.1%
Komercni Banka A/S                                          60                15

MATERIALS 0.0%
Unipetrol A/S                                              900                12

TELECOMMUNICATION SERVICES 0.3%
Telefonica 02 Czech Republic A/S                         1,900                64

UTILITIES 0.3%
CEZ                                                        900                73
                                                                 ---------------
                                                                             164
HUNGARY 0.6%
--------------------------------------------------------------------------------

BANKS 0.3%
OTP Bank Nyrt. *                                         1,555                72

ENERGY 0.2%
MOL Hungarian Oil & Gas Nyrt.                              474                65

TELECOMMUNICATION SERVICES 0.1%
Magyar Telekom Nyrt.                                     3,633                20
                                                                 ---------------
                                                                             157
INDIA 2.3%
--------------------------------------------------------------------------------

BANKS 0.3%
Canara Bank Ltd.                                         1,758                 7
ICICI Bank Ltd.                                          1,765                26
Punjab National Bank Ltd.                                1,026                11
State Bank of India                                        480                16
                                                                 ---------------
                                                                              60
CAPITAL GOODS 0.1%
Bharat Heavy Electricals Ltd.                              146                 6
Larsen & Toubro Ltd.                                       277                17
Tata Motors Ltd.                                         1,084                10
                                                                 ---------------
                                                                              33

SCHWAB FUNDAMENTAL EMERGING MARKETS INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
ENERGY 0.8%
Bharat Petroleum Corp., Ltd.                             2,364                18
Hindustan Petroleum Corp., Ltd.                          6,188                32
Indian Oil Corp., Ltd.                                   1,696                16
Oil & Natural Gas Corp., Ltd.                            2,295                53
Reliance Industries Ltd.                                 1,630                84
                                                                 ---------------
                                                                             203
FOOD, BEVERAGE & TOBACCO 0.1%
ITC Ltd.                                                 7,972                35

HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Hindustan Unilever Ltd.                                  4,252                24

MATERIALS 0.3%
Grasim Industries Ltd.                                     287                12
Hindalco Industries Ltd. *                               5,474                18
Steel Authority of India Ltd.                            1,491                 5
Tata Steel Ltd.                                          2,443                37
                                                                 ---------------
                                                                              72
SOFTWARE & SERVICES 0.3%
Infosys Technologies Ltd.                                1,588                59
Tata Consultancy Services                                  412                 8
Wipro Ltd.                                                 659                 6
                                                                 ---------------
                                                                              73
TELECOMMUNICATION SERVICES 0.2%
Bharti Airtel Ltd. *                                     1,041                19
Mahanagar Telephone Nigam Ltd.                           3,871                 9
Reliance Communications Ltd.                             1,013                12
                                                                 ---------------
                                                                              40
UTILITIES 0.1%
Gail India Ltd.                                          1,731                15
NTPC Ltd.                                                3,461                14
                                                                 ---------------
                                                                              29
                                                                 ---------------
                                                                             569
INDONESIA 0.6%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.1%
PT Astra International Tbk                              12,000                29

BANKS 0.2%
PT Bank Central Asia Tbk                                53,000                17
PT Bank Danamon Indonesia Tbk                            6,000                 4
PT Bank Mandiri                                         32,500                10
PT Bank Rakyat Indonesia                                25,000                17
                                                                 ---------------
                                                                              48
FOOD, BEVERAGE & TOBACCO 0.1%
PT Gudang Garam Tbk                                     10,500                 8

TELECOMMUNICATION SERVICES 0.2%
PT Indosat Tbk                                          15,500                11
PT Telekomunikasi Indonesia                             50,500                42
                                                                 ---------------
                                                                              53
                                                                 ---------------
                                                                             138

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
ISRAEL 1.3%
--------------------------------------------------------------------------------

BANKS 0.4%
Bank Hapoalim B.M.                                      16,956                70
Bank Leumi Le-Israel                                     6,685                29
Israel Discount Bank, Class A *                          3,607                 7
                                                                 ---------------
                                                                             106
CAPITAL GOODS 0.1%
Discount Investment Corp. - Reg'd                          365                 9
IDB Development Corp., Ltd.                                577                13
IDB Holding Corp., Ltd.                                    518                10
                                                                 ---------------
                                                                              32
MATERIALS 0.2%
Israel Chemicals Ltd.                                    1,382                25
The Israel Corp., Ltd. *                                    15                18
                                                                 ---------------
                                                                              43
PHARMACEUTICALS & BIOTECHNOLOGY 0.5%
Teva Pharmaceutical Industries Ltd.                      2,458               110

TELECOMMUNICATION SERVICES 0.1%
Bezeq Israeli Telecommunication Corp., Ltd.             18,870                34
                                                                 ---------------
                                                                             325
LUXEMBOURG 0.2%
--------------------------------------------------------------------------------

ENERGY 0.2%
Tenaris S.A.                                             1,587                49

MALAYSIA 2.1%
--------------------------------------------------------------------------------

BANKS 1.1%
Bumiputra-Commerce Holdings Berhad                      15,400                41
Malayan Banking Berhad                                  51,800               126
Public Bank Berhad                                      28,200                91
                                                                 ---------------
                                                                             258
CAPITAL GOODS 0.2%
Sime Darby Berhad                                       17,300                42

CONSUMER SERVICES 0.1%
Genting Berhad                                          17,100                31

FOOD, BEVERAGE & TOBACCO 0.2%
British American Tobacco Malaysia Berhad                 2,300                28
IOI Corp., Berhad                                       10,700                19
                                                                 ---------------
                                                                              47
TELECOMMUNICATION SERVICES 0.1%
Telekom Malaysia Berhad                                  7,300                 8
TM International Bhd *                                  11,300                22
                                                                 ---------------
                                                                              30
TRANSPORTATION 0.2%
MISC Berhad                                             16,500                43

SCHWAB FUNDAMENTAL EMERGING MARKETS INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
PLUS Expressways Berhad                                 10,800                 9
                                                                 ---------------
                                                                              52
UTILITIES 0.2%
Petronas Gas Berhad                                      3,400                10
Tenaga Nasional Berhad                                   9,900                25
YTL Corp. Berhad                                         5,100                10
YTL Power International Berhad                          14,800                 9
                                                                 ---------------
                                                                              54
                                                                 ---------------
                                                                             514
MEXICO 6.1%
--------------------------------------------------------------------------------

BANKS 0.2%
Grupo Financiero Banorte S.A.B. de C.V.,
   Class O                                               9,800                42

CAPITAL GOODS 0.1%
Alfa S.A.B., Class A                                     4,700                31

FOOD & STAPLES RETAILING 0.3%
Organizacion Soriana S.A.B de C.V.,
   Series B *                                            3,100                11
Wal-Mart de Mexico S.A.B. de C.V., Series V             13,300                54
                                                                 ---------------
                                                                              65
FOOD, BEVERAGE & TOBACCO 1.4%
Coca-Cola Femsa S.A.B. de C.V., Series L                11,300                65
Fomento Economico Mexicano S.A.B. de C.V.               30,000               137
Grupo Bimbo S.A.B. de C.V., Series A                     2,300                15
Grupo Modelo, S.A. de C.V., Series C                    22,200               116
                                                                 ---------------
                                                                             333
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V.,
   Class A                                               7,300                31

MATERIALS 1.2%
Cemex S.A.B. de C.V. *                                  92,900               197
Grupo Mexico S.A.B. de C.V., Series B                   57,900               103
                                                                 ---------------
                                                                             300
MEDIA 0.2%
Grupo Televisa S.A.                                     12,400                56

TELECOMMUNICATION SERVICES 2.6%
America Movil S.A.B. de C.V., Series L                  76,900               195
Carso Global Telecom S.A.B. de C.V.,
   Class A1 *                                           17,200                93
Telefonos de Mexico S.A.B. de C.V.                     185,200               234
Telmex Internacional S.A.B. de C.V., Class L           185,200               127
                                                                 ---------------
                                                                             649
                                                                 ---------------
                                                                           1,507

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
PHILIPPINES 0.1%
--------------------------------------------------------------------------------

BANKS 0.0%
Bank of the Philippine Islands                           9,000                 8

TELECOMMUNICATION SERVICES 0.1%
Philippine Long Distance Telephone Co.                     150                 9
                                                                 ---------------
                                                                              17
POLAND 1.4%
--------------------------------------------------------------------------------

BANKS 0.4%
Bank Handlowy w Warszawie S.A.                             292                11
Bank Pekao S.A.                                            528                48
Bank Przemyslowo-Handlowy *                                324                12
Powszechna Kasa Oszczednosci Bank Polski S.A.            1,279                32
                                                                 ---------------
                                                                             103
ENERGY 0.5%
Polski Koncern Naftowy Orlen S.A.                        6,583               116
Polskie Gornictwo Naftowe I Gazownictwo S.A.             7,664                15
                                                                 ---------------
                                                                             131
MATERIALS 0.1%
KGHM Polska Miedz S.A.                                     592                24

TELECOMMUNICATION SERVICES 0.4%
Telekomunikacja Polska S.A.                              8,509                94
                                                                 ---------------
                                                                             352
REPUBLIC OF KOREA 16.2%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 1.7%
Hyundai Mobis                                              622                54
Hyundai Motor Co.                                        3,673               257
Kia Motors Corp. *                                       7,160                88
Korea Kumho Petrochemical Co., Ltd.                        690                25
                                                                 ---------------
                                                                             424
BANKS 1.8%
Hana Financial Group, Inc.                                 940                36
Industrial Bank of Korea                                 1,060                16
Kookmin Bank                                             3,765               213
Korea Exchange Bank                                      1,540                20
Shinhan Financial Group Co., Ltd.                        2,490               116
Woori Finance Holdings Co., Ltd.                         1,910                27
                                                                 ---------------
                                                                             428
CAPITAL GOODS 3.3%
CJ Corp. *                                                 248                14
Daelim Industrial Co., Ltd.                                227                20
Daewoo Engineering & Construction Co., Ltd.                520                 7
Doosan Corp. *                                             332                54
Doosan Heavy Industries & Construction Co.,
   Ltd.                                                     99                10

SCHWAB FUNDAMENTAL EMERGING MARKETS INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
GS Engineering & Construction Corp.                        168                17
Hyundai Engineering & Construction Co., Ltd.               280                19
Hyundai Heavy Industries Co., Ltd.                         163                50
Kumho Industrial Co., Ltd.                                 620                12
LG Corp.                                                 2,580               165
LG International Corp.                                   2,710                62
LS Corp.                                                   362                29
Samsung C & T Corp.                                      1,605                87
SK Holdings Co., Ltd.                                    2,066               248
SK Networks Co., Ltd. *                                  1,228                20
                                                                 ---------------
                                                                             814
CONSUMER DURABLES & APPAREL 0.7%
LG Electronics, Inc.                                     1,786               183

DIVERSIFIED FINANCIALS 0.0%
Samsung Card Co., Ltd.                                     207                 9

ENERGY 0.7%
GS Holdings Corp.                                        1,150                42
S-Oil Corp.                                              1,221                83
SK Energy Co., Ltd.                                        361                37
                                                                 ---------------
                                                                             162
FOOD & STAPLES RETAILING 0.1%
Shinsegae Co., Ltd.                                         64                33

FOOD, BEVERAGE & TOBACCO 0.2%
KT&G Corp.                                                 428                38

INSURANCE 0.2%
Samsung Fire & Marine Insurance Co., Ltd.                  215                42

MATERIALS 2.0%
Dongkuk Steel Mill Co., Ltd.                               520                25
Hanwha Corp.                                             1,299                53
Hyosung Corp.                                              510                38
Hyundai Steel Co.                                          233                16
LG Chem Ltd.                                               669                68
POSCO                                                      524               279
                                                                 ---------------
                                                                             479
RETAILING 0.1%
Lotte Shopping Co., Ltd                                     43                13

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
Hynix Semiconductor, Inc. *                              2,120                45
Samsung Electronics Co., Ltd.                            1,254               694
                                                                 ---------------
                                                                             739
TECHNOLOGY HARDWARE & EQUIPMENT 0.3%
LG Display Co., Ltd.                                       590                18
Samsung SDI Co., Ltd. *                                    775                64
                                                                 ---------------
                                                                              82
TELECOMMUNICATION SERVICES 1.1%
KT Corp.                                                 2,740               113
KT Freetel Co., Ltd. *                                   1,170                31

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
LG Dacom Corp.                                             874                16
LG Telecom Ltd.                                          1,834                16
SK Telecom Co., Ltd.                                       544               104
                                                                 ---------------
                                                                             280
TRANSPORTATION 0.3%
Hanjin Shipping Co., Ltd.                                  940                31
Hyundai Merchant Marine Co., Ltd.                          380                16
Korean Air Lines Co., Ltd.                                 343                15
                                                                 ---------------
                                                                              62
UTILITIES 0.7%
Korea Electric Power Corp.                               4,830               154
Korea Gas Corp.                                            294                22
                                                                 ---------------
                                                                             176
                                                                 ---------------
                                                                           3,964
RUSSIA 6.8%
--------------------------------------------------------------------------------

BANKS 0.4%
Sberbank GDR - Reg'd                                       229                78
VTB Bank OJSC GDR - Reg'd                                3,029                21
                                                                 ---------------
                                                                              99
ENERGY 5.3%
Gazprom ADR - Reg'd                                     10,867               520
LUKOIL ADR                                               5,295               440
Rosneft Oil Co. GDR                                      7,797                82
Surgutneftegaz ADR                                      19,182               171
Tatneft GDR                                                832                99
                                                                 ---------------
                                                                           1,312
MATERIALS 0.4%
Cherepovets MK Severstal GDR                             1,261                24
Mining & Metallurgical Co., Norilsk Nickel               3,427                74
                                                                 ---------------
                                                                              98
TELECOMMUNICATION SERVICES 0.4%
Mobile TeleSystems ADR                                     530                38
Sistema JSFC GDR                                           926                24
Vimpel-Communications ADR                                1,328                34
                                                                 ---------------
                                                                              96
UTILITIES 0.3%
RAO Unified Energy System of Russia GDR -
   Reg'd (a)(b)*                                           629                63
                                                                 ---------------
                                                                           1,668
SOUTH AFRICA 6.4%
--------------------------------------------------------------------------------

BANKS 1.2%
ABSA Group Ltd.                                          3,600                50
Nedbank Group Ltd.                                       2,601                37
Standard Bank Group Ltd.                                16,819               206
                                                                 ---------------
                                                                             293
CAPITAL GOODS 0.5%
Barloworld Ltd.                                          5,111                47
Bidvest Group Ltd. *                                     5,692                78

SCHWAB FUNDAMENTAL EMERGING MARKETS INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Eqstra Holdings Ltd. *                                   4,687                 7
                                                                 ---------------
                                                                             132
DIVERSIFIED FINANCIALS 0.9%
FirstRand Ltd.                                          48,118               108
Remgro Ltd.                                              3,288                86
RMB Holdings Ltd.                                        5,345                19
                                                                 ---------------
                                                                             213
ENERGY 0.7%
Sasol                                                    3,166               169

FOOD & STAPLES RETAILING 0.1%
Pick'n Pay Stores Ltd.                                   3,496                14

FOOD, BEVERAGE & TOBACCO 0.2%
Tiger Brands Ltd.                                        1,967                39

INSURANCE 0.6%
Liberty Group Ltd.                                       3,028                26
Sanlam Ltd.                                             47,825               114
                                                                 ---------------
                                                                             140
MATERIALS 1.4%
Anglo Platinum Ltd.                                        454                59
ArcelorMittal South Africa Ltd., Series L                1,656                44
Gold Fields Ltd.                                         3,307                39
Harmony Gold Mining Co., Ltd. *                          2,579                28
Impala Platinum Holdings Ltd.                            2,373                79
Mondi Ltd.                                               8,386                51
Sappi Ltd.                                               3,825                41
                                                                 ---------------
                                                                             341
TELECOMMUNICATION SERVICES 0.7%
MTN Group Ltd.                                           5,933               102
Telkom South Africa Ltd.                                 4,471                84
                                                                 ---------------
                                                                             186
TRANSPORTATION 0.1%
Imperial Holdings Ltd. *                                 5,587                33
                                                                 ---------------
                                                                           1,560
TAIWAN 12.7%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.1%
China Motor Corp.                                       22,000                13
Yulon Motor Co., Ltd.                                   17,000                14
                                                                 ---------------
                                                                              27
BANKS 1.7%
Chang Hwa Commercial Bank                               41,000                25
China Development Financial Holding Corp.              124,000                42
Chinatrust Financial Holding Co., Ltd.                  84,000                61
First Financial Holding Co., Ltd.                       51,000                43
Hua Nan Financial Holdings Co., Ltd.                    52,000                42
Mega Financial Holding Co., Ltd.                       134,000                90
SinoPac Financial Holdings Co., Ltd.                   105,000                41

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Taishin Financial Holdings Co., Ltd.                   117,000                42
Taiwan Cooperative Bank                                 38,000                32
                                                                 ---------------
                                                                             418
CAPITAL GOODS 0.2%
Far Eastern Textile Ltd.                                32,000                41

CONSUMER DURABLES & APPAREL 0.2%
Pou Chen Corp.                                          58,299                45

DIVERSIFIED FINANCIALS 0.3%
Fubon Financial Holding Co., Ltd.                       88,000                78

ENERGY 0.1%
Formosa Petrochemical Corp.                              9,000                23

FOOD & STAPLES RETAILING 0.0%
President Chain Store Corp.                              4,000                12

FOOD, BEVERAGE & TOBACCO 0.2%
Uni-President Enterprises Corp.                         29,000                38

INSURANCE 0.4%
Cathay Financial Holding Co., Ltd.                      38,850                75
Shin Kong Financial Holding Co., Ltd.                   38,000                21
                                                                 ---------------
                                                                              96
MATERIALS 2.1%
China Steel Corp.                                      144,200               205
Formosa Chemicals & Fibre Corp.                         55,000                96
Formosa Plastics Corp.                                  47,000                99
Nan Ya Plastics Corp.                                   57,000                98
Taiwan Cement Corp.                                     10,100                13
                                                                 ---------------
                                                                             511
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.9%
Advanced Semiconductor Engineering, Inc.                37,000                32
Inotera Memories, Inc.                                  12,000                 5
MediaTek, Inc.                                           5,050                52
Nanya Technology Corp. *                                61,000                21
Powerchip Semiconductor Corp.                          170,000                39
ProMOS Technologies, Inc.                              176,000                26
Siliconware Precision Industries Co.                    27,270                36
Taiwan Semiconductor Manufacturing Co., Ltd.           233,169               421
United Microelectronics Corp.                          168,000                78
                                                                 ---------------
                                                                             710
TECHNOLOGY HARDWARE & EQUIPMENT 3.3%
Acer, Inc.                                              44,660                91
Asustek Computer, Inc.                                  32,000                83
AU Optronics Corp.                                      64,049                72
Behavior Technology Computer Corp. *                   205,000                53
Chi Mei Optoelectronics Corp.                           45,150                38
Chunghwa Picture Tubes Ltd. *                          110,000                25
Compal Electronics, Inc.                                80,000                76
Delta Electronics, Inc.                                 14,280                36

SCHWAB FUNDAMENTAL EMERGING MARKETS INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Hon Hai Precision Industry Co., Ltd.                    35,000               169
Inventec Co., Ltd.                                      64,050                33
Lite-On Technology Corp.                                42,000                37
Qisda Corp.                                             25,920                14
Quanta Computer, Inc.                                   35,020                50
Tatung Co., Ltd. *                                      64,000                23
                                                                 ---------------
                                                                             800
TELECOMMUNICATION SERVICES 1.0%
Chunghwa Telecom Co., Ltd.                              70,000               177
Far EasTone Telecommunications Co., Ltd.                25,622                42
Taiwan Mobile Co., Ltd.                                 20,000                36
                                                                 ---------------
                                                                             255
TRANSPORTATION 0.2%
China Airlines                                          18,000                 6
Evergreen Marine Corp.                                  26,000                17
Wan Hai Lines Ltd.                                      17,000                10
Yang Ming Marine Transport                              32,000                20
                                                                 ---------------
                                                                              53
                                                                 ---------------
                                                                           3,107
THAILAND 1.8%
--------------------------------------------------------------------------------

BANKS 0.2%
Bangkok Bank Public Co., Ltd. - Reg'd                    6,800                23
Kasikornbank Public Co., Ltd.                            6,300                13
Krung Thai Bank Public Co., Ltd.                        40,800                10
Siam Commercial Bank Public Co., Ltd.                    8,700                19
                                                                 ---------------
                                                                              65
DIVERSIFIED FINANCIALS 0.1%
KGI Securities Thailand Public Co., Ltd.               329,200                14

ENERGY 0.6%
IRPC PCL                                                98,100                12
PTT Aromatics & Refining PCL                            25,900                16
PTT Exploration & Production Public Co., Ltd.            7,000                31
PTT Public Co., Ltd.                                     8,200                62
Thai Oil Public Co., Ltd.                               10,500                19
                                                                 ---------------
                                                                             140
MATERIALS 0.8%
Nakornthai Strip Mill Public Co., Ltd. *            12,692,900               159
PTT Chemical PCL                                         2,700                 7
The Siam Cement Public Co., Ltd.                         4,100                21
                                                                 ---------------
                                                                             187
TELECOMMUNICATION SERVICES 0.1%
Advanced Info Service Public Co. Ltd.                   10,700                28

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
TRANSPORTATION 0.0%
Thai Airways International Public Co., Ltd.             15,900                 7
                                                                 ---------------
                                                                             441
TURKEY 1.2%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.0%
Ford Otomotiv Sanayi A/S                                   546                 5

BANKS 0.3%
Akbank T.A.S.                                            7,153                40
Turkiye Garanti Bankasi A/S *                            4,584                15
Turkiye Is Bankasi, Class C                              4,873                22
Turkiye Vakiflar Bankasi T.A.O., Class D                 4,414                 9
                                                                 ---------------
                                                                              86
CAPITAL GOODS 0.4%
Dogan Sirketler Grubu Holdings A/S *                    15,089                22
Enka Insaat ve Sanayi A/S                                  437                 5
Koc Holding A/S *                                       16,048                64
                                                                 ---------------
                                                                              91
CONSUMER DURABLES & APPAREL 0.0%
Arcelik A/S                                              1,246                 5

DIVERSIFIED FINANCIALS 0.1%
Haci Omer Sabanci Holding A/S                            3,605                18

ENERGY 0.2%
Tupras-Turkiye Petrol Rafinerileri A/S                   1,771                48

MATERIALS 0.2%
Eregli Demir ve Celik Fabrikalari T.A.S.                 4,781                39

TELECOMMUNICATION SERVICES 0.0%
Turkcell Iletisim Hizmetleri A/S                           791                 6
                                                                 ---------------
                                                                             298
                                                                 ---------------
TOTAL COMMON STOCK
(COST $21,709)                                                            20,400
                                                                 ---------------
PREFERRED STOCK 10.9% OF NET ASSETS

BRAZIL 10.9%
--------------------------------------------------------------------------------

BANKS 2.6%
Banco Bradesco S.A.                                     15,700               332
Banco Itau Holding Financeira S.A.                      14,350               307
                                                                 ---------------
                                                                             639
ENERGY 2.3%
Petroleo Brasileiro S.A.                                24,900               571

SCHWAB FUNDAMENTAL EMERGING MARKETS INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
FOOD & STAPLES RETAILING 0.2%
Compania Brasileira de Distribuicao Grupo
   Pao de Acucar                                         2,500                57

FOOD, BEVERAGE & TOBACCO 0.4%
Companhia de Bebidas das Americas                        1,510                90

MATERIALS 3.0%
Aracruz Celulose S.A., Class B                           8,500                59
Braskem S.A., Class A                                    6,400                57
Companhia Vale do Rio Doce, Class A                      7,600               198
Gerdau S.A.                                              5,300               116
Metalurgica Gerdau S.A.                                  5,300               159
Usinas Siderurgicas de Minas Gerais S.A.,
   Class A                                               2,550               112
Votorantim Celulose e Papel S.A. *                       1,600                39
                                                                 ---------------
                                                                             740
TELECOMMUNICATION SERVICES 1.4%
Brasil Telecom Participacoes S.A.                        3,900                60
Brasil Telecom S.A.                                      5,700                68
Tele Norte Leste Participacoes S.A.                      4,700               112
Telecomunicacoes de Sao Paulo S.A.                         400                11
Telemar Norte Leste S.A., Class A                          900                54
Tim Participacoes S.A.                                   7,200                19
Vivo Participacoes S.A. *                                5,100                29
                                                                 ---------------
                                                                             353
UTILITIES 1.0%
Companhia Energetica de Minas Gerais                     4,897               116
Companhia Paranaense de Energia, Class B                 2,900                59
Compania Energetica de Sao Paulo, Class B *              1,500                28
Eletropaulo Metropolitana S.A., Class B                  1,280                31
                                                                 ---------------
                                                                             234
                                                                 ---------------
TOTAL PREFERRED STOCK
(COST $2,602)                                                              2,684
                                                                 ---------------
OTHER INVESTMENT COMPANIES 3.6% OF NET ASSETS
iShares MSCI Emerging Markets Index Fund                20,500               874
                                                                 ---------------
TOTAL OTHER INVESTMENT COMPANIES
(COST $907)                                                                  874
                                                                 ---------------

SECURITY                                           FACE AMOUNT          VALUE
           RATE, MATURITY DATE                     ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENTS 0.9% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 0.9%
--------------------------------------------------------------------------------
Banco De La Republica Otros, Time Deposits
   0.00%, 08/12/08                                          14                14
   0.00%, 09/04/08                                           4                 4
BancoColumbia S.A., Time Deposit
   0.00%, 08/04/08                                          17                17
Citibank, London Time Deposit
   1.86%, 08/01/08                                         137               137
Citibank, Time Deposits
   0.00%, 06/09/09                                           9                 9
   0.00%, 02/05/09                                          30                30
   0.00%, 02/11/09                                           6                 6
   0.00%, 02/24/09                                           2                 2
Suramericana De Inversiones, Time Deposit
   0.00%, 08/04/008                                          6                 6
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(COST $225)                                                                  225
                                                                 ---------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 07/31/2008, the tax basis cost of the fund's investments was $25,722, and the unrealized appreciation and depreciation were $609 and ($2,148), respectively, with a net unrealized depreciation of ($1,539).

As of 07/31/2008, the prices of certain foreign securities held by the fund aggregating $17,149 were adjusted from their closing market prices following the guidelines adopted by the fund's Board of Trustees.

*    Non-income producing security.
(a)  Fair-valued by management.
(b) Illiquid security. At the period end, the value of these amounted to $63 or 0.3% of net assets.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

SCHWAB CAPITAL TRUST
SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    96.9%  FOREIGN COMMON STOCK                         19,935            18,572
     1.9%  OTHER INVESTMENT COMPANIES                      361               352
     0.3%  PREFERRED STOCK                                  68                60
      --%  RIGHTS                                           --                 1
     0.8%  SHORT-TERM INVESTMENT                           154               154
--------------------------------------------------------------------------------
    99.9%  TOTAL INVESTMENTS                            20,518            19,139
     0.1%  OTHER ASSETS AND
           LIABILITIES                                                        20
--------------------------------------------------------------------------------
   100.0%  NET ASSETS                                                     19,159

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
FOREIGN COMMON STOCK 96.9% OF NET ASSETS

AUSTRALIA 6.5%
--------------------------------------------------------------------------------

BANKS 0.2%
Bank of Queensland Ltd.                                  1,397                19
Bendigo & Adelaide Bank Ltd.                             2,072                21
                                                                 ---------------
                                                                              40
CAPITAL GOODS 0.4%
Alesco Corp., Ltd.                                         981                 6
Crane Group Ltd.                                         1,176                14
CSR Ltd.                                                 6,748                13
GWA International Ltd.                                   4,892                12
Hills Industries Ltd.                                    2,691                 9
United Group Ltd.                                        1,531                19
                                                                 ---------------
                                                                              73
COMMERCIAL SERVICES & SUPPLIES 0.3%
Corporate Express Australia Ltd.                         1,030                 5
Downer EDI Ltd.                                          4,237                27
Spotless Group Ltd.                                      5,506                15
Transfield Services Ltd.                                 1,101                 8
Transpacific Industries Group Ltd.                       1,303                 9
                                                                 ---------------
                                                                              64
CONSUMER DURABLES & APPAREL 0.1%
Billabong International Ltd.                             1,429                14

CONSUMER SERVICES 0.1%
A.B.C. Learning Centres Ltd.                             9,091                 6
Aristocrat Leisure Ltd.                                  2,378                11

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Flight Centre Ltd.                                         515                 9
                                                                 ---------------
                                                                              26
DIVERSIFIED FINANCIALS 0.5%
Allco Finance Group Ltd.                                25,191                11
ASX Ltd.                                                 1,058                34
Babcock & Brown Ltd.                                     1,279                 8
Challenger Financial Services Group Ltd.                 8,853                19
City Pacific Ltd.                                        3,860                 1
Macquarie Capital Alliance Group                         3,795                12
Perpetual Ltd.                                             477                18
                                                                 ---------------
                                                                             103
ENERGY 0.5%
Centennial Coal Co., Ltd.                                3,575                17
Oil Search Ltd.                                          6,730                36
Paladin Energy Ltd. *                                    1,786                 9
WorleyParsons Ltd.                                         725                22
                                                                 ---------------
                                                                              84
FOOD & STAPLES RETAILING 0.3%
ABB Grain Ltd.                                           1,740                13
AWB Ltd.                                                15,597                41
                                                                 ---------------
                                                                              54
FOOD, BEVERAGE & TOBACCO 0.2%
Futuris Corp., Ltd.                                     13,380                16
Goodman Fielder Ltd.                                    19,181                24
                                                                 ---------------
                                                                              40
HEALTH CARE EQUIPMENT & SERVICES 0.6%
Ansell Ltd.                                              1,189                11
Australian Pharmaceutical Industries Ltd. *              6,071                 4
Cochlear Ltd.                                              245                10
Healthscope Ltd.                                         2,639                11
Primary Health Care Ltd.                                 1,635                 8
Ramsay Health Care Ltd.                                  1,178                11
Sigma Pharmaceuticals Ltd.                              16,147                15
Sonic Healthcare Ltd.                                    2,571                34
                                                                 ---------------
                                                                             104
MATERIALS 1.2%
Adelaide Brighton Ltd.                                   1,929                 6
Great Southern Ltd.                                      8,037                 7
Gunns Ltd.                                               5,207                12
Iluka Resources Ltd.                                     5,591                25
Incitec Pivot Ltd.                                         408                62
Minara Resources Ltd.                                    2,067                 4
Newcrest Mining Ltd.                                       514                14
OneSteel Ltd.                                            6,327                40
OZ Minerals Ltd.                                         4,038                 8
Sims Group Ltd.                                          1,888                58
                                                                 ---------------
                                                                             236

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
MEDIA 0.3%
APN News & Media Ltd.                                    1,712                 5
Austereo Group Ltd.                                      2,810                 4
Macquarie Communications Infrastructure Group            5,118                14
Macquarie Media Group Ltd.                               3,055                10
Seven Network Ltd.                                       1,375                 9
Ten Network Holdings Ltd.                                3,645                 5
West Australian Newspapers Holdings Ltd.                   684                 6
                                                                 ---------------
                                                                              53
REAL ESTATE 1.0%
Abacus Property Group                                    8,163                 9
Australand Property Group                                7,433                 5
Bunnings Warehouse Property Trust                        4,876                 8
Centro Properties Group *                               47,085                12
Commonwealth Property Office Fund                       31,851                40
FKP Property Group                                       3,743                16
ING Industrial Fund                                     17,937                23
ING Office Fund                                         24,458                33
Macquarie CountryWide Trust                             31,232                26
Macquarie DDR Trust                                     28,311                 7
Valad Property Group                                    16,100                 8
                                                                 ---------------
                                                                             187
RETAILING 0.3%
David Jones Ltd.                                         5,465                17
Harvey Norman Holdings Ltd.                              5,669                17
Pacific Brands Ltd.                                     10,731                20
                                                                 ---------------
                                                                              54
SOFTWARE & SERVICES 0.1%
Computershare Ltd.                                       2,683                22

UTILITIES 0.4%
APA Group                                                6,711                19
Babcock & Brown Infrastructure Group                    37,688                31
Babcock & Brown Wind Partners                            6,839                10
Envestra Ltd.                                           14,701                11
SP Ausnet                                               11,314                12
                                                                 ---------------
                                                                              83
                                                                 ---------------
                                                                           1,237
AUSTRIA 0.7%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.0%
Semperit AG Holding                                        177                 7

CAPITAL GOODS 0.1%
A-TEC Industries AG *                                       52                 5
Andritz AG                                                 283                17
Palfinger AG                                                89                 2
Zumtobel AG                                                114                 2
                                                                 ---------------
                                                                              26
FOOD, BEVERAGE & TOBACCO 0.0%
Agrana Beteiligungs AG                                      73                 6

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
MATERIALS 0.2%
Lenzing AG                                                  10                 5
Mayr-Melnhof Karton AG                                     117                11
RHI AG *                                                   281                13
                                                                 ---------------
                                                                              29
REAL ESTATE 0.2%
Atrium European Real Estate Ltd. *                       2,611                26
CA Immobilien Anlagen AG *                                 551                10
                                                                 ---------------
                                                                              36
TRANSPORTATION 0.2%
Austrian Airlines AG *                                   1,978                12
Flughafen Wien AG                                          103                 9
Oesterreichische Post AG                                   326                12
                                                                 ---------------
                                                                              33
                                                                 ---------------
                                                                             137
BELGIUM 1.3%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.2%
Bekaert N.V.                                               227                35
Compagnie d'Enterprises CFE                                 91                 9
                                                                 ---------------
                                                                              44
DIVERSIFIED FINANCIALS 0.3%
Ackermans & van Haaren N.V.                                177                19
Brederode S.A.                                             234                 7
Compagnie du Bois Sauvage                                   15                 8
GIMV N.V.                                                  118                 7
RHJ International *                                      1,703                19
                                                                 ---------------
                                                                              60
ENERGY 0.1%
Euronav S.A.                                               321                14
Exmar N.V.                                                 209                 6
                                                                 ---------------
                                                                              20
HEALTH CARE EQUIPMENT & SERVICES 0.1%
Omega Pharma S.A.                                          237                10

MATERIALS 0.2%
Recticel S.A.                                              393                 5
Tessenderlo Chemie N.V.                                    539                26
                                                                 ---------------
                                                                              31
REAL ESTATE 0.2%
Befimmo S.C.A.                                             202                22
Cofinimmo                                                  114                21
                                                                 ---------------
                                                                              43
TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Barco N.V.                                                 175                 7

TELECOMMUNICATION SERVICES 0.1%
Telenet Group Holding N.V. *                               900                20

TRANSPORTATION 0.1%
Compagnie Maritime Belge S.A.                              191                11
                                                                 ---------------
                                                                             246

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
BERMUDA 1.7%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.0%
Brilliance China Automotive Holdings Ltd. *             46,000                 5

CAPITAL GOODS 0.2%
Chevalier International Holdings Ltd.                    3,000                 3
Johnson Electric Holdings Ltd.                          33,000                14
NWS Holdings Ltd.                                        5,000                11
PYI Corp.                                               20,000                 3
                                                                 ---------------
                                                                              31
CONSUMER DURABLES & APPAREL 0.1%
Hutchison Harbour Ring Ltd.                             34,000                 3
IDT International Ltd. *                               218,000                 8
Texwinca Holdings Ltd.                                  10,000                 9
                                                                 ---------------
                                                                              20
CONSUMER SERVICES 0.1%
Cafe De Coral Holdings Ltd.                              4,000                 8
Mandarin Oriental International Ltd.                     2,000                 3
Regal Hotels International Holdings Ltd.                76,000                 4
Shangri-La Asia Ltd.                                     7,000                15
                                                                 ---------------
                                                                              30
DIVERSIFIED FINANCIALS 0.1%
First Pacific Co.                                       22,000                12
Macquarie International Infrastructure Fund Ltd.        21,000                12
                                                                 ---------------
                                                                              24
ENERGY 0.2%
CNPC Hong Kong Ltd.                                     20,000                 8
Golar LNG Ltd.                                             289                 5
Seadrill Ltd.                                              792                24
Sinopec Kantons Holdings Ltd.                           12,000                 2
                                                                 ---------------
                                                                              39
FOOD, BEVERAGE & TOBACCO 0.1%
China Foods Ltd.                                        15,000                 7
People's Food Holdings Ltd.                              8,000                 5
                                                                 ---------------
                                                                              12
INSURANCE 0.2%
Catlin Group Ltd.                                        3,678                24
Hiscox Ltd.                                              4,963                19
                                                                 ---------------
                                                                              43
MATERIALS 0.1%
Aquarius Platinum Ltd.                                     735                 7
China Oriental Group Co., Ltd.                          12,000                 7
Nine Dragons Paper Holdings Ltd.                         3,000                 2
Sinofert Holdings Ltd.                                   4,000                 3
                                                                 ---------------
                                                                              19

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
MEDIA 0.0%
SCMP Group Ltd. (b)                                     20,000                 7

REAL ESTATE 0.1%
K Wah International Holdings Ltd.                        6,000                 2
Pacific Century Premium Developments Ltd.               13,000                 5
Sinolink Worldwide Holdings Ltd.                        58,000                 8
                                                                 ---------------
                                                                              15
RETAILING 0.2%
Chow Sang Sang Holdings International Ltd.               5,000                 5
Giordano International Ltd.                             34,000                14
GOME Electrical Appliances Holdings Ltd.                28,000                11
                                                                 ---------------
                                                                              30
SOFTWARE & SERVICES 0.0%
DMX Technologies Group Ltd. *                           45,000                 7

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
TPV Technology Ltd.                                     44,000                23

TRANSPORTATION 0.1%
Pacific Basin Shipping Ltd.                             10,000                14
Road King Infrastructure Ltd.                            4,000                 4
                                                                 ---------------
                                                                              18
UTILITIES 0.1%
Enerchina Holdings Ltd. *                              465,000                12
                                                                 ---------------
                                                                             335
CANADA 6.6%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.1%
Linamar Corp.                                            1,394                16
Martinrea International, Inc. *                          1,048                 6
                                                                 ---------------
                                                                              22
BANKS 0.1%
Laurentian Bank of Canada                                  387                16

CAPITAL GOODS 0.5%
CAE, Inc.                                                1,349                15
Russel Metals, Inc.                                        898                24
SNC-Lavalin Group, Inc.                                    652                35
Toromont Industries Ltd.                                   492                15
                                                                 ---------------
                                                                              89
COMMERCIAL SERVICES & SUPPLIES 0.1%
Transcontinental, Inc., Class A                          1,462                21

CONSUMER DURABLES & APPAREL 0.2%
Dorel Industries, Inc., Class B                            763                24
Gildan Activewear, Inc. *                                  409                10
                                                                 ---------------
                                                                              34
DIVERSIFIED FINANCIALS 0.2%
AGF Management Ltd., Class B                               829                18
Dundee Corp., Class A *                                    972                12
DundeeWealth, Inc.                                         382                 5

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
TMX Group, Inc.                                            292                11
                                                                 ---------------
                                                                              46
ENERGY 0.8%
Cameco Corp.                                               849                30
CHC Helicopter Corp., Class A                              422                13
Compton Petroleum Corp. *                                1,203                12
Duvernay Oil Corp. *                                       251                20
Ensign Energy Services, Inc.                             1,178                24
Flint Energy Services Ltd. *                               529                10
Highpine Oil & Gas Ltd. *                                  938                11
OPTI Canada, Inc. *                                        671                13
Paramount Resources Ltd., Class A *                        310                 5
Savanna Energy Services Corp.                              566                12
ShawCor Ltd.                                               331                11
                                                                 ---------------
                                                                             161
FOOD, BEVERAGE & TOBACCO 0.7%
Cott Corp. *                                             8,890                30
Maple Leaf Foods, Inc.                                   2,761                29
Rothmans, Inc.                                           1,045                30
Saputo, Inc.                                               743                19
Viterra, Inc. *                                          1,880                22
                                                                 ---------------
                                                                             130
INSURANCE 0.2%
Industrial Alliance Insurance & Financial
   Services, Inc.                                          924                31
Kingsway Financial Services, Inc.                        1,440                10
Northbridge Financial Corp.                                170                 5
                                                                 ---------------
                                                                              46
MATERIALS 1.6%
Agnico-Eagle Mines Ltd.                                    203                11
Agrium, Inc.                                               509                45
Canfor Corp. *                                           2,983                22
Cascades, Inc.                                           2,361                12
Catalyst Paper Corp. *                                  15,526                17
CCL Industries, Inc., Class B                              395                11
Centerra Gold, Inc. *                                      326                 2
First Quantum Minerals Ltd.                                189                13
Harry Winston Diamond Corp.                                515                11
HudBay Minerals, Inc. *                                    943                 9
IAMGOLD Corp.                                            2,056                14
Inmet Mining Corp.                                         167                11
Kinross Gold Corp.                                       1,004                18
Lundin Mining Corp. *                                    2,791                15
Methanex Corp.                                           1,266                34
Sherritt International Corp.                             1,417                15
Sino-Forest Corp. *                                        761                12
West Fraser Timber Co., Ltd.                               774                25
Yamana Gold, Inc.                                          671                 8
                                                                 ---------------
                                                                             305
MEDIA 0.2%
Astral Media, Inc.                                         397                12
Corus Entertainment, Inc., Class B                         304                 5

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Torstar Corp., Class B                                   1,385                16
                                                                 ---------------
                                                                              33
PHARMACEUTICALS & BIOTECHNOLOGY 0.2%
Biovail Corp.                                            2,393                24
MDS, Inc. *                                              1,314                19
                                                                 ---------------
                                                                              43
REAL ESTATE 0.9%
Boardwalk Real Estate Investment Trust                     307                12
Calloway Real Estate Investment Trust                      836                16
Canadian Apartment Properties Real Estate
   Investment Trust                                        787                13
Canadian Real Estate Investment Trust                      604                17
Chartwell Seniors Housing Real Estate
   Investment Trust                                      1,010                 8
Cominar Real Estate Investment Trust                       464                10
Dundee Real Estate Investment Trust                        360                11
Extendicare Real Estate Investment Trust                 1,014                 7
First Capital Realty, Inc.                                 314                 7
FirstService Corp. *                                       238                 4
H&R Real Estate Investment Trust                         1,491                26
InnVest Real Estate Investment Trust                     1,204                11
Morguard Real Estate Investment Trust                      669                 8
Primaris Retail Real Estate Investment Trust               653                11
                                                                 ---------------
                                                                             161
RETAILING 0.2%
Reitmans (Canada) Ltd., Class A                            725                11
RONA, Inc. *                                             2,358                27
The Forzani Group Ltd., Class A                            615                 8
                                                                 ---------------
                                                                              46
SOFTWARE & SERVICES 0.1%
MacDonald, Dettwiler & Associates Ltd. *                   221                 7
Open Text Corp. *                                          350                11
                                                                 ---------------
                                                                              18
TRANSPORTATION 0.1%
Transat A.T., Inc., Class B                                549                10
WestJet Airlines Ltd. *                                    875                13
                                                                 ---------------
                                                                              23
UTILITIES 0.4%
Emera, Inc.                                              1,786                41
Fortis, Inc.                                               984                26
                                                                 ---------------
                                                                              67
                                                                 ---------------
                                                                           1,261

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
CAYMAN ISLANDS 0.7%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.1%
Samson Holding Ltd.                                     18,000                 3
TCL Multimedia Technology Holdings Ltd. *              168,000                 6
                                                                 ---------------
                                                                               9
FOOD, BEVERAGE & TOBACCO 0.2%
Chaoda Modern Agriculture (Holdings) Ltd.                4,000                 5
China Mengniu Dairy Co., Ltd.                            4,000                12
Tingyi (Cayman Islands) Holding Corp.                   11,000                13
                                                                 ---------------
                                                                              30
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Hengan International Group Co., Ltd.                     4,000                12

MATERIALS 0.0%
Lee & Man Paper Manufacturing Ltd.                       2,000                 2
REAL ESTATE 0.1%
Agile Property Holdings Ltd.                             4,000                 4
China Resources Land Ltd.                                2,000                 3
Country Garden Holdings Co.                              5,000                 3
Greentown China Holdings Ltd.                            3,000                 2
HKR International Ltd.                                   9,200                 4
Shimao Property Holdings Ltd.                            3,000                 4
Shui On Land Ltd.                                        5,000                 4
                                                                 ---------------
                                                                              24
RETAILING 0.0%
Lifestyle International Holdings Ltd.                    2,000                 3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%
Solomon Systech International Ltd.                     148,000                 5

TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
Kingboard Chemical Holdings Ltd.                         7,000                33
Kingboard Laminates Holding Ltd.                        14,000                 8
                                                                 ---------------
                                                                              41
TRANSPORTATION 0.0%
Hopewell Highway Infrastructure Ltd.                    11,000                 9
                                                                 ---------------
                                                                             135
CHINA 0.1%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.0%
Beijing Enterprises Holdings Ltd.                        2,000                 8

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Digital China Holdings Ltd.                             15,700                10
                                                                 ---------------
                                                                              18

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
CYPRUS 0.1%
--------------------------------------------------------------------------------

ENERGY 0.1%
Prosafe Production Public Ltd. *                         2,424                10
Prosafe SE                                               2,117                19
                                                                 ---------------
                                                                              29
DENMARK 1.9%
--------------------------------------------------------------------------------

BANKS 0.3%
Jyske Bank A/S - Reg'd *                                   530                33
Spar Nord Bank A/S                                         477                 8
Sydbank A/S                                                588                22
                                                                 ---------------
                                                                              63
CAPITAL GOODS 0.5%
FLSmidth & Co. A/S                                         244                23
NKT Holding A/S                                            177                12
Rockwool International A/S, B Shares                        68                 8
Schouw & Co. A/S                                           136                 5
Vestas Wind Systems A/S *                                  295                39
                                                                 ---------------
                                                                              87
CONSUMER DURABLES & APPAREL 0.0%
Bang & Olufsen A/S, B Shares                               142                 7

ENERGY 0.1%
Dampskibsselskabet Torm A/S                                731                24

HEALTH CARE EQUIPMENT & SERVICES 0.2%
Coloplast A/S, Class B                                     200                17
GN Store Nord A/S *                                      2,455                12
William Demant Holding A/S *                                71                 4
                                                                 ---------------
                                                                              33
INSURANCE 0.2%
Alm. Brand A/S *                                           136                 5
Topdanmark A/S *                                           165                24
                                                                 ---------------
                                                                              29
MATERIALS 0.2%
Auriga Industries A/S, Class B                             257                10
Novozymes A/S, B Shares                                    258                25
                                                                 ---------------
                                                                              35
PHARMACEUTICALS & BIOTECHNOLOGY 0.2%
Alk-Abello A/S                                             232                29
H. Lundbeck A/S                                            486                12
                                                                 ---------------
                                                                              41
TRANSPORTATION 0.2%
D/S Norden A/S                                              28                 3
DFDS A/S                                                   100                13
DSV A/S                                                  1,434                30
                                                                 ---------------
                                                                              46
                                                                 ---------------
                                                                             365

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
FINLAND 1.6%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.2%
Nokian Renkaat Oyj                                         663                28

CAPITAL GOODS 0.4%
Cargotec Corp., B Shares                                   527                17
KCI Konecranes Oyj                                         333                13
Lemminkainen Oyj                                           134                 5
Ramirent Oyj                                               442                 4
Uponor Oyj                                               1,125                17
Yit Oyj                                                  1,560                27
                                                                 ---------------
                                                                              83
COMMERCIAL SERVICES & SUPPLIES 0.0%
Poyry Oyj                                                  302                 8

CONSUMER DURABLES & APPAREL 0.1%
Amer Sports Oyj, A Shares                                1,105                19

FOOD, BEVERAGE & TOBACCO 0.0%
HKScan Oyj                                                 609                 7

HEALTH CARE EQUIPMENT & SERVICES 0.1%
Oriola-KD Oyj, Class B                                   2,509                 9

MATERIALS 0.3%
Ahlstrom Oyj                                             1,168                25
Huhtamaki Oyj                                            3,374                29
                                                                 ---------------
                                                                              54
PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
Orion Oyj, Class B                                       1,243                25

REAL ESTATE 0.0%
Sponda Oyj                                                 948                 9

RETAILING 0.1%
Stockmann Oyj Abp, B Shares                                311                10

SOFTWARE & SERVICES 0.2%
TietoEnator Oyj                                          1,922                39

TRANSPORTATION 0.1%
Finnair Oyj                                                900                 8
Finnlines Oyj                                              606                12
                                                                 ---------------
                                                                              20
                                                                 ---------------
                                                                             311
FRANCE 3.1%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.0%
Plastic Omnium S.A.                                        253                 8

CAPITAL GOODS 0.1%
Carbone Lorraine S.A.                                      256                15
IMS International Metal Service                            280                 7
Manitou BF                                                 208                 6
                                                                 ---------------
                                                                              28
COMMERCIAL SERVICES & SUPPLIES 0.3%
Societe BIC S.A.                                           470                24
Sperian Protection                                          45                 5
Teleperformance                                            602                23
                                                                 ---------------
                                                                              52

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
CONSUMER DURABLES & APPAREL 0.2%
Beneteau                                                   226                 5
Kaufman & Broad S.A.                                       161                 7
Nexity                                                     290                 6
SEB S.A.                                                   327                18
Trigano S.A.                                               180                 3
                                                                 ---------------
                                                                              39
CONSUMER SERVICES 0.2%
Club Mediterranee S.A. *                                   232                11
Compagnie des Alpes                                        111                 5
Euro Disney S.C.A. *                                       665                 9
Groupe Partouche S.A. *                                    192                 2
Pierre & Vacances                                           82                 8
                                                                 ---------------
                                                                              35
DIVERSIFIED FINANCIALS 0.1%
Financiere Marc de Lacharriere S.A.                        164                11
Union Financiere de France Banque S.A.                      69                 3
                                                                 ---------------
                                                                              14
ENERGY 0.4%
Bourbon S.A.                                               404                23
Compagnie Generale de Geophysique-Veritas *                575                23
Etablissements Maurel et Prom                              907                21
                                                                 ---------------
                                                                              67
FOOD & STAPLES RETAILING 0.0%
Guyenne et Gascogne S.A.                                    69                 8

FOOD, BEVERAGE & TOBACCO 0.1%
Bonduelle S.C.A.                                            55                 5
Bongrain S.A.                                              113                 9
Remy Cointreau S.A.                                        184                 9
                                                                 ---------------
                                                                              23
HEALTH CARE EQUIPMENT & SERVICES 0.1%
bioMerieux                                                  88                10
Generale de Sante                                          440                 9
                                                                 ---------------
                                                                              19
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Clarins S.A.                                               135                12

INSURANCE 0.0%
April Group                                                 61                 3

MATERIALS 0.2%
Rhodia S.A.                                              1,603                30

MEDIA 0.3%
Canal Plus                                               1,363                14
Havas S.A.                                               6,020                23
Ipsos                                                      298                11
NRJ Group                                                  541                 6
Spir Communication                                          65                 3
                                                                 ---------------
                                                                              57

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
Ipsen S.A.                                                  89                 5
REAL ESTATE 0.1%
Mercialys                                                  211                 9
Societe Immobilliere de Location pour
   l'Industrie et le Commerce                               97                13
                                                                 ---------------
                                                                              22
RETAILING 0.0%
Etam                                                       262                 8

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
Silicon-On-Insulator Technologies *                      1,577                 9

SOFTWARE & SERVICES 0.4%
Altran Technologies S.A. *                               2,209                19
Dassault Systemes S.A.                                     305                20
Groupe Steria S.C.A.                                       275                 6
Sopra Group                                                 70                 6
UbiSoft Entertainment S.A. *                               184                18
                                                                 ---------------
                                                                              69
TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
Bull S.A. *                                              2,289                 7
Neopost S.A.                                               300                30
                                                                 ---------------
                                                                              37
TELECOMMUNICATION SERVICES 0.0%
Iliad S.A.                                                  28                 3

TRANSPORTATION 0.1%
Derichebourg S.A.                                        1,764                14
Norbert Dentressangle                                       89                 8
                                                                 ---------------
                                                                              22
UTILITIES 0.1%
EDF Energies Nouvelles S.A.                                 63                 4
Rubis                                                      119                11
                                                                 ---------------
                                                                              15
                                                                 ---------------
                                                                             585
GERMANY 3.1%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.2%
ElringKlinger AG                                           336                 9
Leoni AG                                                   474                20
                                                                 ---------------
                                                                              29
BANKS 0.1%
Aareal Bank AG                                             742                18
comdirect bank AG                                          222                 2
                                                                 ---------------
                                                                              20
CAPITAL GOODS 0.8%
Demag Cranes AG                                            210                11
Deutz AG                                                 1,820                14
Duerr AG                                                   149                 6
Gildemeister AG                                            506                14
Indus Holding AG                                           188                 5

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Kloeckner & Co., SE                                        315                16
Koenig & Bauer AG                                          437                12
Krones AG                                                  149                12
KUKA AG                                                    513                12
MTU Aero Engines Holding AG                                437                14
Pfleiderer AG                                              202                 2
SGL Carbon AG *                                            361                24
Solarworld AG                                              171                 8
Vossloh AG                                                  84                11
                                                                 ---------------
                                                                             161
COMMERCIAL SERVICES & SUPPLIES 0.1%
GfK AG                                                     111                 4
INTERSEROH AG                                               62                 6
                                                                 ---------------
                                                                              10
CONSUMER DURABLES & APPAREL 0.1%
Puma AG Rudolf Dassler Sport                                40                13
Rational AG                                                 29                 5
                                                                 ---------------
                                                                              18
DIVERSIFIED FINANCIALS 0.1%
MLP AG                                                     697                13
MPC Muenchmeyer Petersen Capital AG                         92                 4
                                                                 ---------------
                                                                              17
HEALTH CARE EQUIPMENT & SERVICES 0.1%
Carl Zeiss Meditec AG                                      157                 2
Rhoen-klinikum AG                                          427                14
                                                                 ---------------
                                                                              16
MATERIALS 0.4%
Fuchs Petrolub AG                                          106                10
Kloeckner-Werke AG *                                       120                 3
Norddeutsche Affinerie AG                                  802                43
Symrise AG                                                 599                10
                                                                 ---------------
                                                                              66
MEDIA 0.1%
Premiere AG *                                              448                 8

PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
QIAGEN N.V. *                                              504                10
Stada Arzneimittel AG                                      329                17
                                                                 ---------------
                                                                              27
REAL ESTATE 0.2%
Deutsche Euroshop AG                                       431                15
Deutsche Wohnen AG *                                       379                 5
IVG Immobilien AG                                          618                12
                                                                 ---------------
                                                                              32
RETAILING 0.3%
Douglas Holding AG                                         597                28
Fielmann AG                                                 99                 8
Medion AG                                                  461                 8
Praktiker Bau- und Heimwerkermaerkte Holding AG          1,105                18

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Takkt AG                                                   178                 3
                                                                 ---------------
                                                                              65
SOFTWARE & SERVICES 0.1%
Bechtle AG                                                 287                 8
Software AG                                                132                10
United Internet AG - Reg'd                                 343                 7
                                                                 ---------------
                                                                              25
TECHNOLOGY HARDWARE & EQUIPMENT 0.3%
Epcos AG                                                 1,390                38
Jenoptik AG *                                              976                 9
Wincor Nixdorf AG                                          224                17
                                                                 ---------------
                                                                              64
TELECOMMUNICATION SERVICES 0.1%
Freenet AG *                                               956                17

TRANSPORTATION 0.0%
Sixt AG                                                    185                 6

UTILITIES 0.0%
MVV Energie AG                                             164                 8
                                                                 ---------------
                                                                             589
GIBRALTAR 0.0%
--------------------------------------------------------------------------------

CONSUMER SERVICES 0.0%
PartyGaming plc *                                          914                 4

GREECE 0.8%
--------------------------------------------------------------------------------

BANKS 0.1%
Agricultural Bank of Greece                              1,104                 4
Emporiki Bank of Greece S.A. *                             305                 7
Greek Postal Savings Bank                                  634                 9
                                                                 ---------------
                                                                              20
CAPITAL GOODS 0.1%
Ellaktor S.A.                                              986                11
Technical Olympic S.A. (a)(b)*                           9,172                 9
                                                                 ---------------
                                                                              20
CONSUMER SERVICES 0.1%
Intralot S.A. Integrated Lottery                           671                10

ENERGY 0.1%
Motor Oil (Hellas) Corinth Refineries S.A.                 730                15

MATERIALS 0.3%
Elval Aluminum Process Co.                               1,123                 3
Heracles General Cement S.A.                               306                 6
Mytilineos Holdings S.A.                                   663                 8
Sidenor Steel Products Manufacturing Co. S.A.              454                 7
Titan Cement Co.                                           596                23
Viohalco, Hellenic Copper & Aluminum Industry
   S.A.                                                  1,414                13
                                                                 ---------------
                                                                              60
REAL ESTATE 0.1%
Babis Vovos International Construction S.A. *              266                 8

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
RETAILING 0.0%
Hellenic Duty Free Shops S.A.                              195                 3

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Intracom Holdings S.A. *                                 2,377                 7

UTILITIES 0.0%
EYDAP Athens Water Supply & Sewage Co. S.A.                258                 4
                                                                 ---------------
                                                                             147
HONG KONG 2.3%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.1%
Denway Motors Ltd.                                      38,000                13

BANKS 0.6%
Chong Hing Bank Ltd.                                     3,000                 8
CITIC International Financial Holdings Ltd.             29,000                23
Dah Sing Banking Group Ltd.                              3,800                 7
Dah Sing Financial Group                                 2,400                19
Fubon Bank (Hong Kong) Ltd.                              4,000                 2
Industrial & Commercial Bank of China (Asia)
   Ltd.                                                  6,000                14
Wing Hang Bank Ltd.                                      2,000                27
Wing Lung Bank Ltd.                                      1,000                20
                                                                 ---------------
                                                                             120
CAPITAL GOODS 0.1%
Shanghai Industrial Holdings Ltd.                        5,000                14
Tianjin Development Holdings Ltd.                        6,000                 4
                                                                 ---------------
                                                                              18
CONSUMER DURABLES & APPAREL 0.1%
Fountain Set (Holdings) Ltd.                            38,000                 4
Techtronic Industries Co., Ltd.                         27,000                25
Truly International Holdings Ltd.                        1,000                 1
                                                                 ---------------
                                                                              30
CONSUMER SERVICES 0.1%
China Travel International Investment
   Hong Kong Ltd.                                       18,000                 5
Galaxy Entertainment Group Ltd. *                        6,000                 2
The Hongkong & Shanghai Hotels Ltd.                      7,000                11
                                                                 ---------------
                                                                              18
DIVERSIFIED FINANCIALS 0.0%
Allied Properties (H.K.) Ltd                            14,000                 2
Public Financial Holdings Ltd.                           9,000                 5
Sun Hung Kai & Co., Ltd.                                 2,000                 2
                                                                 ---------------
                                                                               9
FOOD, BEVERAGE & TOBACCO 0.1%
China Agri-Industries Holdings Ltd. *                   10,000                 7
Global Bio-chem Technology Group Co., Ltd.              22,000                 8
                                                                 ---------------
                                                                              15

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
INSURANCE 0.0%
China Insurance International Holdings Co.,
   Ltd.                                                  2,000                 5

MATERIALS 0.0%
Minmetals Resources Ltd.                                 9,100                 2

MEDIA 0.2%
I-Cable Communications Ltd.                             10,000                 2
Next Media Ltd.                                         10,000                 3
Oriental Press Group Ltd.                               25,000                 4
Television Broadcasts Ltd.                               4,000                22
                                                                 ---------------
                                                                              31
REAL ESTATE 0.3%
Champion Real Estate Investment Trust                   14,000                 7
China Overseas Land & Investment Ltd.                    9,000                16
Guangzhou Investment Co., Ltd.                          57,000                 8
Hopson Development Holdings Ltd.                         4,000                 4
Kowloon Development Co., Ltd.                            4,000                 7
Shenzhen Investment Ltd.                                12,000                 4
Shun Tak Holdings Ltd.                                   5,000                 4
                                                                 ---------------
                                                                              50
RETAILING 0.0%
Wing On Co. International Ltd.                           3,000                 5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
ASM Pacific Technology Ltd.                              2,000                14

SOFTWARE & SERVICES 0.0%
Sino-i Technology Ltd. *                               920,000                 8

TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
TCL Communication Technology Holdings Ltd. *           294,000                 7
VTech Holdings Ltd.                                      4,000                24
                                                                 ---------------
                                                                              31
TELECOMMUNICATION SERVICES 0.1%
SmarTone Telecommunications Holdings Ltd.               13,000                13

TRANSPORTATION 0.2%
Hopewell Holdings Ltd.                                   9,000                32

UTILITIES  0.1%
China Power International Development Ltd.              17,900                 6
China Resources Power Holdings Co., Ltd.                 4,000                 9
Guangdong Investment Ltd.                               17,000                 6
                                                                 ---------------
                                                                              21
                                                                 ---------------
                                                                             435
IRELAND 1.0%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.2%
DCC plc                                                    760                18

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Grafton Group plc *                                      2,485                14
Kingspan Group plc                                       1,131                11
                                                                 ---------------
                                                                              43
FOOD & STAPLES RETAILING 0.1%
Fyffes plc                                              16,300                13

FOOD, BEVERAGE & TOBACCO 0.4%
C&C Group plc                                            2,865                13
Glanbia plc                                              1,524                11
Greencore Group plc                                      2,101                 7
IAWS Group plc                                             833                19
Kerry Group plc                                            862                24
                                                                 ---------------
                                                                              74
HEALTH CARE EQUIPMENT & SERVICES 0.2%
United Drug plc                                          5,262                30

INSURANCE 0.0%
FBD Holdings plc                                           313                 7

MEDIA 0.1%
Independent News & Media plc                             7,252                17

TRANSPORTATION 0.0%
Aer Lingus Group plc *                                   1,964                 5
                                                                 ---------------
                                                                             189
ITALY 2.5%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.1%
Brembo S.p.A                                               393                 4
Immsi S.p.A                                              3,866                 4
Piaggio & C. S.p.A.                                      2,590                 6
Sogefi S.p.A.                                              619                 2
                                                                 ---------------
                                                                              16
BANKS 0.3%
Banca Piccolo Credito Valtellinese Scarl                 1,748                17
Banca Popolare dell'Etruria e del Lazio Scrl             1,103                11
Banco di Desio e della Brianza S.p.A.                      655                 6
Credito Artigiano S.p.A.                                 1,196                 5
Credito Emiliano S.p.A.                                    925                 8
                                                                 ---------------
                                                                              47
CAPITAL GOODS 0.5%
Astaldi S.p.A.                                             837                 6
Cofide S.p.A. - Compagnia Finanziaria De
   Benedetti                                            20,638                23
Danieli S.p.A. - Officine Meccaniche Danieli
   & C.                                                    170                 6
Danieli S.p.A. - Officine Meccaniche Danieli
   & C. - RNC                                              791                17
Impregilo S.p.A. *                                       4,470                22
Interpump Group S.p.A.                                   1,274                11
Permasteelisa S.p.A.                                       590                13
                                                                 ---------------
                                                                              98

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
CONSUMER DURABLES & APPAREL 0.2%
Bulgari S.p.A                                            1,361                15
Geox S.p.A.                                                232                 3
Indesit Co. S.p.A.                                       1,294                13
Safilo Group S.p.A.                                      5,537                 8
Tod's S.p.A.                                                78                 4
                                                                 ---------------
                                                                              43
DIVERSIFIED FINANCIALS 0.1%
Banca Italease *                                         2,981                25

FOOD & STAPLES RETAILING 0.0%
Marr S.p.A.                                                487                 4

FOOD, BEVERAGE & TOBACCO 0.1%
Davide Campari - Milano S.p.A.                           1,394                12

HEALTH CARE EQUIPMENT & SERVICES 0.0%
Sorin S.p.A. *                                           3,810                 5

INSURANCE 0.0%
Ergo Previdenza S.p.A.                                     540                 3

MATERIALS 0.1%
Caltagirone S.p.A.                                         514                 4
Cementir Holding S.p.A.                                  1,059                 6
KME Group                                                5,728                 7
                                                                 ---------------
                                                                              17
MEDIA 0.4%
Caltagirone Editore S.p.A.                               2,948                17
Gruppo Editoriale L'Espresso S.p.A.                      3,769                 9
Mondadori (Arnoldo) Editore S.p.A.                       2,457                15
RCS MediaGroup S.p.A.                                    7,499                17
Seat Pagine Gialle S.p.A. *                             69,665                 8
Telecom Italia Media S.p.A. *                           67,278                 9
                                                                 ---------------
                                                                              75
PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
Recordati S.p.A.                                         1,034                 8

REAL ESTATE 0.1%
Beni Stabili S.p.A.                                     12,010                13
Pirelli & C. Real Estate S.p.A.                            377                 8
Risanamento S.p.A. *                                       730                 1
                                                                 ---------------
                                                                              22
RETAILING 0.1%
Gruppo Coin S.p.A. *                                     1,790                 9

SOFTWARE & SERVICES 0.0%
Tiscali S.p.A *                                          2,972                 7

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Esprinet S.p.A.                                            447                 2

TELECOMMUNICATION SERVICES 0.0%
Fastweb                                                    153                 5

TRANSPORTATION 0.3%
Alitalia S.p.A. (a)(b)*                                 14,782                10
Ansaldo STS S.p.A.                                         637                 9
Autostrada Torino-Milano S.p.A.                          1,191                20

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Gemina S.p.A. *                                          5,010                 6
Societa Iniziative Autostradali e Servizi
   S.p.A.                                                  598                 7
                                                                 ---------------
                                                                              52
UTILITIES 0.2%
ACEA S.p.A.                                                883                16
Acegas-APS S.p.A.                                          598                 4
Iride S.p.A.                                             4,035                11
                                                                 ---------------
                                                                              31
                                                                 ---------------
                                                                             481
JAPAN 35.1%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 1.6%
Ahresty Corp.                                            1,000                11
Aichi Machine Industry Co., Ltd.                         3,000                 8
Akebono Brake Industry Co., Ltd.                         2,000                12
Futaba Industrial Co. Ltd.                               1,000                20
Kayaba Industry Co., Ltd.                                4,000                16
Keihin Corp.                                             1,000                15
Koito Manufacturing Co., Ltd.                            1,000                13
Mitsuba Corp.                                            2,000                13
Nhk Spring Co., Ltd.                                     3,000                21
Nissan Shatai Co., Ltd.                                  2,000                15
Nissin Kogyo Co., Ltd.                                   1,000                17
Press Kogyo Co., Ltd.                                    2,000                 9
Riken Corp.                                              2,000                 8
Sanden Corp.                                             3,000                13
Shiroki Corp.                                            1,000                 3
Showa Corp.                                              2,000                14
Stanley Electric Co., Ltd.                               1,000                21
Tachi-S Co., Ltd.                                        1,000                 9
Tokai Rubber Industries Ltd.                             1,000                12
Topre Corp.                                              1,000                 8
Toyo Tire & Rubber Co., Ltd.                             8,000                23
TS Tech Co., Ltd.                                          700                11
Unipres Corp.                                            1,000                10
                                                                 ---------------
                                                                             302
BANKS 3.8%
Bank of The Ryukyus, Ltd.                                1,000                 9
Kansai Urban Banking Corp.                               2,000                 4
Kiyo Holdings Inc.                                       9,000                15
Suruga Bank Ltd.                                         2,000                25
The Aichi Bank Ltd.                                        100                 8
The Akita Bank Ltd.                                      3,000                12
The Aomori Bank Ltd.                                     3,000                12
The Awa Bank Ltd.                                        3,000                16
The Bank of Ikeda Ltd. *                                 1,000                35
The Bank Of Iwate Ltd.                                     200                11
The Bank of Nagoya Ltd.                                  3,000                18
The Bank of Okinawa Ltd.                                   300                11
The Bank of Saga Ltd.                                    3,000                10
The Chukyo Bank Ltd.                                     1,000                 3
The Daisan Bank Ltd.                                     2,000                 7
The Daishi Bank Ltd.                                     6,000                25
The Ehime Bank Ltd.                                      2,000                 7
The Eighteenth Bank Ltd.                                 4,000                15
The Fukui Bank Ltd.                                      3,000                 9

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
The Higashi-Nippon Bank Ltd.                             2,000                 7
The Higo Bank Ltd.                                       3,000                17
The Hokkoku Bank Ltd.                                    5,000                17
The Hokuetsu Bank Ltd.                                   3,000                 7
The Hyakugo Bank Ltd.                                    4,000                24
The Hyakujushi Bank Ltd.                                 5,000                28
The Juroku Bank Ltd.                                     5,000                22
The Kagawa Bank Ltd.                                     2,000                11
The Kagoshima Bank Ltd.                                  3,000                22
The Keiyo Bank Ltd.                                      2,000                11
The Michinoku Bank Ltd.                                  3,000                 8
The Mie Bank Ltd.                                        1,000                 5
The Minato Bank Ltd.                                     4,000                 8
The Miyazaki Bank Ltd.                                   2,000                 7
The Musashino Bank Ltd.                                    400                15
The Nanto Bank Ltd.                                      6,000                30
The Nishi-Nippon City Bank Ltd.                         12,000                35
The Ogaki Kyoritsu Bank Ltd.                             4,000                23
The Oita Bank Ltd.                                       2,000                13
The San-in Godo Bank Ltd.                                3,000                25
The Senshu Bank Ltd.                                     1,000                 2
The Shiga Bank Ltd.                                      3,000                19
The Shikoku Bank Ltd.                                    3,000                12
The Tochigi Bank Ltd.                                    1,000                 6
The Toho Bank Ltd.                                       4,000                17
The Tokushima Bank Ltd.                                  2,000                10
The Tokyo Tomin Bank Ltd.                                1,000                19
The Yamagata Bank Ltd.                                   2,000                11
The Yamanashi Chuo Bank Ltd.                             3,000                17
Yamaguchi Financial Group, Inc.                          3,000                40
                                                                 ---------------
                                                                             740
CAPITAL GOODS 7.0%
Aica Kogyo Co., Ltd.                                     1,000                 9
Amano Corp.                                              1,000                 8
Ando Corp.                                               7,000                13
Bando Chemical Industries Ltd.                           2,000                 7
Bunka Shutter Co., Ltd.                                  2,000                 8
Central Glass Co., Ltd.                                  4,000                16
Chiyoda Corp.                                            2,000                21
CKD Corp.                                                1,000                 5
COMSYS Holdings Corp.                                    3,000                27
Dai-Dan Co., Ltd.                                        2,000                12
Daifuku Co., Ltd.                                        1,000                 9
Ebara Corp.                                             11,000                34
Fujitec Co., Ltd.                                        2,000                11
Fukuda Corp.                                             2,000                 7
Furukawa Co., Ltd.                                       5,000                 8
Futaba Corp.                                             1,000                17
Glory Ltd.                                               1,000                22
GS Yuasa Corp.                                           6,000                28
Hitachi Cable Ltd.                                       3,000                10
Hitachi Plant Technologies Ltd.                          4,000                14
Hitachi Zosen Corp. *                                   26,000                29
Inaba Denki Sangyo Co., Ltd.                               400                11
Inabata & Co., Ltd.                                      4,000                21
Iseki & Co., Ltd. *                                      7,000                16
Iwatani Corp.                                            9,000                26
Japan Pulp & Paper Co., Ltd.                             3,000                10

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
JGC Corp.                                                2,000                41
Kamei Corp.                                              3,000                13
Kandenko Co., Ltd.                                       3,000                20
Keihan Electric Railway Co., Ltd.                        8,000                33
Kitz Corp.                                               2,000                 9
Komori Corp.                                             1,000                17
Kumagai Gumi Co., Ltd.                                   9,000                 8
Kurita Water Industries Ltd.                             1,000                32
Kyowa Exeo Corp.                                         2,000                19
Kyudenko Corp.                                           3,000                22
Maeda Corp.                                              9,000                30
Maeda Road Construction Co., Ltd.                        2,000                14
Makino Milling Machine Co., Ltd.                         2,000                11
Max Co., Ltd.                                            1,000                11
Meidensha Corp.                                          5,000                15
Minebea Co., Ltd.                                        6,000                32
Mitsuboshi Belting Ltd.                                  2,000                10
Mitsui Engineering & Shipbuilding Co., Ltd.             10,000                30
Mori Seiki Co., Ltd.                                     1,000                15
Nachi-Fujikoshi Corp.                                    3,000                11
Nichias Corp. *                                          2,000                 7
Nichiha Corp.                                            1,000                 8
Nippo Corp.                                              2,000                10
Nippon Densetsu Kogyo Co., Ltd.                          1,000                 8
Nishimatsu Construction Co., Ltd.                       11,000                27
Nishio Rent All Co., Ltd.                                1,000                12
Nitto Boseki Co., Ltd.                                   5,000                10
Noritake Co., Ltd.                                       2,000                 8
Noritz Corp.                                             1,000                11
OKUMA Corp.                                              1,000                 9
Okumura Corp.                                            6,000                23
OSG Corp.                                                1,000                 9
Penta-Ocean Construction Co., Ltd. *                    17,000                26
Ryobi Ltd.                                               3,000                10
Sanki Engineering Co., Ltd.                              2,000                17
Sankyo-Tateyama Holdings, Inc.                          13,000                16
Sanwa Holdings Corp.                                     5,000                19
ShinMaywa Industries Ltd.                                3,000                11
Sintokogio Ltd.                                          1,000                 9
Sumitomo Mitsui Construction Co., Ltd. *                13,000                12
Swcc Showa Holdings Co., Ltd.                            5,000                 7
Tadano Ltd.                                              1,000                 9
Taihei Kogyo Co., Ltd.                                   1,000                 4
Taikisha Ltd.                                            1,000                16
Takara Standard Co., Ltd.                                2,000                10
Takasago Thermal Engineering Co., Ltd.                   2,000                22
Takuma Co., Ltd.                                         4,000                13
Tekken Corp. *                                           8,000                 9
The Japan Steel Works Ltd.                               1,000                18
The Nippon Road Co., Ltd.                                4,000                 7
THK Co., Ltd.                                            1,000                18
TOA Corp. *                                             13,000                17
Tobishima Corp. *                                       41,000                 9

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Toda Corp.                                               7,000                24
Toenec Corp.                                             1,000                 5
Tokyu Construction Co., Ltd.                             3,000                10
Toshiba Machine Co., Ltd.                                1,000                 5
Toshiba Plant Systems & Services Corp.                   1,000                 9
Toyo Construction Co., Ltd. *                           14,000                 7
Toyo Engineering Corp.                                   1,000                 8
Tsubakimoto Chain Co.                                    2,000                10
Ushio, Inc.                                              1,000                15
Yamazen Corp.                                            2,000                 9
Yuasa Trading Co., Ltd.                                 13,000                18
Yurtec Corp.                                             1,000                 6
                                                                 ---------------
                                                                           1,339
COMMERCIAL SERVICES & SUPPLIES 0.6%
Arrk Corp. *                                             4,000                10
Kokuyo Co., Ltd.                                         3,000                26
Kyodo Printing Co., Ltd.                                 3,000                 9
Nissha Printing Co., Ltd.                                  400                20
Okamura Corp.                                            1,000                 7
Sohgo Security Services Co., Ltd.                        1,000                12
Tempstaff Co., Ltd.                                          5                 4
Toppan Forms Co., Ltd.                                   1,000                12
Uchida Yoko Co., Ltd.                                    2,000                 8
                                                                 ---------------
                                                                             108
CONSUMER DURABLES & APPAREL 2.1%
Alpine Electronics, Inc.                                 1,000                11
Arnest One Corp.                                         1,000                 4
Asics Corp.                                              1,000                 9
Clarion Co., Ltd.                                        1,000                 2
Cleanup Corp.                                            1,000                 6
Daikyo, Inc.                                             3,000                 4
Fujitsu General Ltd.                                     1,000                 4
Funai Electric Co., Ltd.                                   400                12
Gunze Ltd.                                               4,000                17
Heiwa Corp.                                              1,000                 9
Hitachi Koki Co., Ltd.                                   1,000                13
Juki Corp.                                               2,000                 5
Kenwood Corp.                                           13,000                12
Kurabo Industries Ltd.                                   6,000                12
Misawa Homes Co., Ltd. *                                 4,000                19
Mitsui Home Co., Ltd.                                    1,000                 6
Mizuno Corp.                                             2,000                12
Nisshinbo Industries, Inc.                               3,000                36
Onward Holdings Co., Ltd.                                3,000                33
PanaHome Corp.                                           2,000                11
Renown, Inc. *                                           3,000                10
Rinnai Corp.                                             1,000                36
Sangetsu Co., Ltd.                                       1,000                18
Sanyo Shokai Ltd.                                        2,000                 9
Seiko Holdings Corp.                                     3,000                13
The Japan General Estate Co., Ltd.                       1,000                 5
The Japan Wool Textile Co., Ltd.                         1,000                 8
Tokyo Style Co., Ltd.                                    1,000                 9
Touei Housing Corp.                                      1,000                 6
Toyobo Co., Ltd.                                        15,000                30
Unitika Ltd.                                            12,000                12

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Wacoal Holdings Corp.                                    1,000                11
                                                                 ---------------
                                                                             404
CONSUMER SERVICES 0.3%
Accordia Golf Co., Ltd.                                      8                 9
Pacific Golf Group International Holdings KK                 3                 3
Resorttrust, Inc.                                        1,000                13
Royal Holdings Co., Ltd.                                 1,000                10
Saizeriya Co., Ltd.                                      1,000                 9
Tokyo Dome Corp.                                         2,000                10
Yoshinoya Holdings Co., Ltd.                                 4                 5
Zensho Co., Ltd.                                         1,000                 5
                                                                 ---------------
                                                                              64
DIVERSIFIED FINANCIALS 1.0%
Aeon Credit Service Co., Ltd.                            1,000                13
Central Finance Co., Ltd.                                3,000                 8
Jaccs Co., Ltd. *                                        6,000                14
Japan Securities Finance Co., Ltd.                       2,000                16
Marusan Securities Co., Ltd.                             1,000                 7
Matsui Securities Co., Ltd.                              1,000                 7
Mizuho Investors Securities Co., Ltd.                    3,000                 3
Monex Group, Inc.                                           11                 6
NIS Group Co., Ltd. *                                    6,000                 9
Okasan Holdings, Inc.                                    2,000                10
OMC Card, Inc. *                                         2,000                 6
Pocket Card Co., Ltd.                                    1,000                 3
SBI Holdings, Inc.                                         128                30
SFCG Co., Ltd.                                             130                14
Shinki Co., Ltd. *                                       2,000                 2
Shinko Securities Co., Ltd.                              9,000                29
Tokai Tokyo Securities Co., Ltd.                         3,000                12
                                                                 ---------------
                                                                             189
ENERGY 0.4%
AOC Holdings, Inc.                                       2,000                18
Itochu Enex Co., Ltd.                                    4,000                25
Mitsuuroko Co., Ltd.                                     1,000                 7
Sala Corp.                                               1,000                 5
San-Ai Oil Co., Ltd.                                     3,000                12
Sinanen Co., Ltd.                                        1,000                 4
                                                                 ---------------
                                                                              71
FOOD & STAPLES RETAILING 0.9%
Arcs Co., Ltd.                                           1,000                14
Circle K Sunkus Co., Ltd.                                1,000                17
FamilyMart Co., Ltd.                                     1,000                44
Heiwado Co., Ltd.                                        1,000                16
Inageya Co., Ltd.                                        1,000                 8
Izumiya Co., Ltd.                                        4,000                23
Kasumi Co., Ltd.                                         2,000                12
Okuwa Co., Ltd.                                          1,000                17
The Maruetsu, Inc. *                                     1,000                10
Toho Co., Ltd.                                           2,000                 6
Valor Co., Ltd.                                          1,000                 9
                                                                 ---------------
                                                                             176

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
FOOD, BEVERAGE & TOBACCO 3.3%
Coca-Cola Central Japan Co., Ltd.                            1                 7
Coca-Cola West Holdings Co., Ltd.                        1,000                22
Ezaki Glico Co., Ltd.                                    2,000                23
Fuji Oil Co., Ltd.                                       2,000                21
House Foods Corp.                                        1,000                16
Ito En Ltd.                                              1,000                15
Itoham Foods, Inc.                                       3,000                16
J-Oil Mills, Inc.                                        2,000                 9
Kagome Co., Ltd.                                         1,000                15
Kikkoman Corp.                                           2,000                25
Kyokuyo Co., Ltd.                                        4,000                 8
Marudai Food Co., Ltd.                                   5,000                12
Maruha Nichiro Holdings, Inc.                           20,000                34
Meiji Seika Kaisha Ltd.                                  6,000                28
Mercian Corp.                                            3,000                 7
Mikuni Coca-Cola Bottling Co., Ltd.                      1,000                 9
Morinaga & Co., Ltd.                                     6,000                12
Morinaga Milk Industry Co., Ltd.                        11,000                31
Nichirei Corp.                                           6,000                35
Nippon Flour Mills Co., Ltd.                             4,000                19
Nippon Suisan Kaisha Ltd.                                7,000                34
Prima Meat Packers Ltd. *                               15,000                18
Q.P. Corp.                                               3,000                28
Sakata Seed Corp.                                        1,000                15
Sapporo Holdings Ltd.                                    4,000                29
Showa Sangyo Co., Ltd.                                   3,000                 8
Snow Brand Milk Products Co., Ltd.                       9,000                31
Starzen Co., Ltd.                                        3,000                 7
Takara Holdings, Inc.                                    3,000                20
The Nisshin Oillio Group Ltd.                            5,000                24
Toyo Suisan Kaisha Ltd.                                  1,000                25
Yakult Honsha Co., Ltd.                                  1,000                29
Yonekyu Corp.                                            1,000                12
                                                                 ---------------
                                                                             644
HEALTH CARE EQUIPMENT & SERVICES 0.3%
Hitachi Medical Corp.                                    1,000                 8
Nipro Corp.                                              1,000                17
Toho Pharmaceutical Co., Ltd.                            1,000                19
Vital-Net, Inc.                                          1,000                 7
                                                                 ---------------
                                                                              51
HOUSEHOLD & PERSONAL PRODUCTS 0.4%
Aderans Hodings Co., Ltd.                                1,000                18
Fancl Corp.                                              1,000                12
Kobayashi Pharmaceutical Co., Ltd.                         300                10
Lion Corp.                                               5,000                22
Unicharm Corp.                                             200                14
                                                                 ---------------
                                                                              76
INSURANCE 0.1%
The Fuji Fire & Marine Insurance Co., Ltd.               4,000                12

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
MATERIALS 4.6%
Adeka Corp.                                              2,000                16
Aichi Steel Corp.                                        2,000                 9
Air Water, Inc.                                          2,000                25
Chuetsu Pulp & Paper Co., Ltd.                           3,000                 6
Daiken Corp.                                             3,000                 6
Dainichiseika Color & Chemical Mfg. Co., Ltd.            1,000                 4
Daio Paper Corp.                                         4,000                31
Denki Kagaku Kogyo Kabushiki Kaisha                     11,000                33
Dowa Holdings Co., Ltd.                                  5,000                33
Furukawa-Sky Aluminum Corp.                              4,000                10
Godo Steel Ltd.                                          3,000                 9
Hokkan Holdings Ltd.                                     2,000                 6
Hokuetsu Paper Mills Ltd.                                3,000                13
Ishihara Sangyo Kaisha Ltd. *                            4,000                 6
Kansai Paint Co., Ltd.                                   3,000                21
Kureha Corp.                                             3,000                17
Kurimoto Ltd.                                            5,000                 6
Lintec Corp.                                             1,000                16
Maruichi Steel Tube Ltd.                                 1,000                28
Mitsubishi Paper Mills Ltd.                              8,000                20
Mitsubishi Steel Mfg. Co., Ltd.                          2,000                10
Mitsui Mining Co., Ltd.                                  2,000                 6
Nakayama Steel Works Ltd.                                6,000                17
Nifco, Inc.                                              1,000                23
Nihon Yamamura Glass Co., Ltd.                           3,000                 5
Nippon Kayaku Co., Ltd.                                  3,000                19
Nippon Metal Industry Co., Ltd.                          2,000                 5
Nippon Paint Co., Ltd.                                   5,000                21
Nippon Shokubai Co., Ltd.                                3,000                21
Nippon Soda Co., Ltd.                                    3,000                12
Nippon Yakin Kogyo Co., Ltd.                             1,000                 5
Nissan Chemical Industries Ltd.                          2,000                24
Nittetsu Mining Co., Ltd.                                1,000                 4
Nof Corp.                                                4,000                18
Pacific Metals Co., Ltd.                                 1,000                 6
Rengo Co., Ltd.                                          5,000                35
Sakai Chemical Industry Co., Ltd.                        2,000                 7
Sakata Inx Corp.                                         1,000                 4
Sanyo Chemical Industries Ltd.                           2,000                11
Sanyo Special Steel Co., Ltd.                            2,000                10
Shin-Etsu Polymer Co., Ltd.                              1,000                 5
Sumitomo Bakelite Co., Ltd.                              5,000                26
Sumitomo Light Metal Industries Ltd.                    12,000                14
Sumitomo Osaka Cement Co., Ltd.                         13,000                22
Taiyo Nippon Sanso Corp.                                 4,000                33
Takasago International Corp.                             1,000                 5
Toagosei Co., Ltd.                                       4,000                17
Toho Zinc Co., Ltd.                                      1,000                 4
Tokai Carbon Co., Ltd.                                   1,000                12
Tokuyama Corp.                                           4,000                25
Tokyo Ohka Kogyo Co., Ltd.                               1,000                18
Tokyo Steel Manufacturing Co., Ltd.                      2,000                22

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Tomoku Co., Ltd.                                         3,000                 6
Topy Industries Ltd.                                     7,000                22
Toyo Ink Mfg. Co., Ltd.                                  4,000                13
Toyo Kohan Co., Ltd.                                     1,000                 5
Yamato Kogyo Co., Ltd.                                     300                13
Yodogawa Steel Works Ltd.                                4,000                21
Zeon Corp.                                               5,000                20
                                                                 ---------------
                                                                             881
MEDIA 0.4%
Asatsu-DK, Inc.                                          1,000                27
Kadokawa Group Holdings, Inc.                              500                13
Shochiku Co., Ltd.                                       1,000                 6
Toei Co., Ltd.                                           2,000                11
Toho Co., Ltd.                                           1,000                21
TV Asahi Corp.                                               4                 6
                                                                 ---------------
                                                                              84
PHARMACEUTICALS & BIOTECHNOLOGY 0.7%
Dainippon Sumitomo Pharma Co., Ltd.                      2,000                17
Hisamitsu Pharmaceutical Co., Inc.                         300                13
Kaken Pharmaceutical Co., Ltd.                           1,000                 9
Kissei Pharmaceutical Co., Ltd.                          1,000                21
Mitsubishi Tanabe Pharma Corp.                           1,000                13
Mochida Pharmaceutical Co., Ltd.                         1,000                12
Nippon Shinyaku Co., Ltd.                                1,000                12
Rohto Pharmaceutical Co., Ltd.                           1,000                11
Santen Pharmaceutical Co., Ltd.                          1,000                27
Ssp Co., Ltd.                                            1,000                 5
                                                                 ---------------
                                                                             140
REAL ESTATE 0.4%
Daibiru Corp.                                            1,000                10
Heiwa Real Estate Co., Ltd.                              2,000                 9
Joint Corp.                                              1,000                 3
Nomura Real Estate Holdings, Inc.                        1,000                20
NTT Urban Development Corp.                                  9                12
Tokyo Tatemono Co., Ltd.                                 3,000                15
Towa Real Estate Development Co., Ltd.                   3,000                 3
Urban Corp.                                              2,000                 2
                                                                 ---------------
                                                                              74
RETAILING 2.5%
Aoyama Trading Co., Ltd.                                 1,000                18
Autobacs Seven Co., Ltd.                                 1,000                25
Belluna Co., Ltd.                                        1,000                 4
Best Denki Co., Ltd.                                     3,000                18
Chiyoda Co., Ltd.                                        1,000                16
Chori Co., Ltd. *                                        9,000                11
Culture Convenience Club Co., Ltd.                       2,000                11
DCM Japan Holdings Co., Ltd.                             2,000                16
Don Quijote Co., Ltd.                                    1,000                19
Duskin Co., Ltd.                                         1,000                17
EDION Corp.                                              3,000                27
GEO Corp.                                                   10                11

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
H2O Retailing Corp.                                      3,000                19
Izumi Co., Ltd.                                          1,000                16
J. Front Retailing Co., Ltd.                             4,000                22
Joshin Denki Co., Ltd.                                   1,000                 8
K's Holdings Corp.                                       1,000                18
Kato Sangyo Co., Ltd.                                    1,000                13
Keiyo Co., Ltd.                                          1,000                 5
Kohnan Shoji Co., Ltd.                                   1,000                15
Kojima Co., Ltd.                                         3,000                15
Komeri Co., Ltd.                                         1,000                28
Nice Holdings, Inc.                                      5,000                 9
Nissen Holdings Co., Ltd.                                2,000                 9
Parco Co., Ltd.                                          1,000                12
Paris Miki, Inc.                                         1,000                 9
Ryohin Keikaku Co., Ltd.                                   300                18
Senshukai Co., Ltd.                                      1,000                 6
Shimachu Co., Ltd.                                       1,000                25
Shimamura Co., Ltd.                                        300                18
Telepark Corp.                                               5                 6
USS Co., Ltd.                                              200                13
Yokohama Reito Co., Ltd.                                 1,000                 7
                                                                 ---------------
                                                                             484
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
Sanken Electric Co., Ltd.                                4,000                22
Shindengen Electric Manufacturing Co., Ltd.              3,000                 9
Shinko Electric Industries Co., Ltd.                     1,000                13
ULVAC, Inc.                                                300                 9
                                                                 ---------------
                                                                              53
SOFTWARE & SERVICES 0.8%
CSK Holdings Corp.                                       1,000                20
eAccess Ltd.                                                14                 7
Fuji Soft, Inc.                                          1,000                17
IT Holdings Corp. *                                        790                14
ITOCHU Techno-Solutions Corp.                              400                11
NEC Fielding Ltd.                                        1,000                11
Net One Systems Co., Ltd.                                    9                12
Nihon Unisys Ltd.                                        1,000                15
OBIC Co., Ltd.                                              40                 7
OTSUKA Corp.                                               200                13
Square Enix Co., Ltd.                                      300                 9
Trans Cosmos, Inc.                                       1,000                 9
Yahoo! Japan Corp.                                          25                10
                                                                 ---------------
                                                                             155
TECHNOLOGY HARDWARE & EQUIPMENT 2.1%
Anritsu Corp.                                            2,000                 5
Cmk Corp.                                                1,000                 7
Dainippon Screen Mfg. Co., Ltd.                          5,000                18
Daiwabo Information System Co., Ltd.                     1,000                18
Hirose Electric Co., Ltd.                                  200                19
Hitachi Kokusai Electric, Inc.                           1,000                 8
Hitachi Maxell Ltd.                                      1,000                13
Hosiden Corp.                                            1,000                16
Japan Aviation Electronics Industry Ltd.                 1,000                 7
Japan Radio Co., Ltd.                                    4,000                11

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Kaga Electronics Co., Ltd.                               1,000                13
Mabuchi Motor Co., Ltd.                                    500                26
Marubun Corp.                                            2,000                13
Mitsumi Electric Co., Ltd.                               1,000                19
NEC Tokin Corp. *                                        1,000                 3
Nichicon Corp.                                           2,000                16
Nidec Sankyo Corp.                                       1,000                 6
Nippon Chemi-Con Corp.                                   2,000                 7
Ryoden Trading Co., Ltd.                                 2,000                13
Ryosan Co., Ltd.                                         1,000                21
Ryoyo Electro Corp.                                      1,000                10
Sanshin Electronics Co., Ltd.                            1,000                 9
Satori Electric Co., Ltd.                                1,000                 7
Shimadzu Corp.                                           2,000                18
Shinko Shoji Co., Ltd.                                   1,000                10
Taiyo Yuden Co., Ltd.                                    2,000                20
Topcon Corp.                                             1,000                 7
Toshiba Tec Corp.                                        2,000                11
Uniden Corp.                                             2,000                 9
Yamatake Corp.                                           1,000                24
YASKAWA Electric Corp.                                   2,000                17
                                                                 ---------------
                                                                             401
TRANSPORTATION 1.4%
Daiichi Chuo Kisen Kaisha                                1,000                 7
Fukuyama Transporting Co., Ltd.                          3,000                10
Hitachi Transport System Ltd.                            1,000                14
Iino Kaiun Kaisha Ltd.                                   1,000                 8
Japan Airport Terminal Co., Ltd.                         1,000                15
Kamigumi Co., Ltd.                                       3,000                22
Kanagawa Chuo Kotsu Co., Ltd.                            1,000                 5
Keisei Electric Railway Co., Ltd.                        5,000                27
Maruzen Showa Unyu Co., Ltd.                             1,000                 3
Mitsubishi Logistics Corp.                               2,000                24
Mitsui-Soko Co., Ltd.                                    2,000                10
Nippon Konpo Unyu Soko Co., Ltd.                         1,000                11
Nishi-Nippon Railroad Co., Ltd.                          7,000                25
Nissin Corp.                                             2,000                 6
Sagami Railway Co., Ltd.                                 5,000                19
Sankyu, Inc.                                             4,000                20
Senko Co., Ltd.                                          2,000                 7
Shinwa Kaiun Kaisha Ltd.                                 1,000                 5
The Sumitomo Warehouse Co., Ltd.                         3,000                13
Tokyu Corp.                                              2,000                11
Tonami Transportation Co., Ltd.                          2,000                 5
                                                                 ---------------
                                                                             267
UTILITIES 0.1%
Saibu Gas Co., Ltd.                                      4,000                10
Shizuoka Gas Co., Ltd.                                   1,000                 4
Tokai Corp.                                              1,000                 5
                                                                 ---------------
                                                                              19
                                                                 ---------------
                                                                           6,734

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
LIECHTENSTEIN 0.1%
--------------------------------------------------------------------------------

BANKS 0.0%
Liechtensteinische Landesbank AG                           141                11

DIVERSIFIED FINANCIALS 0.1%
Verwaltungs-und Privat-Bank AG                              70                17
                                                                 ---------------
                                                                              28
LUXEMBOURG 0.1%
--------------------------------------------------------------------------------

REAL ESTATE 0.0%
Gagfah S.A.                                                200                 3

TELECOMMUNICATION SERVICES 0.1%
COLT Telecom Group S.A. *                                4,668                12

TRANSPORTATION 0.0%
Logwin AG *                                              3,252                 8
                                                                 ---------------
                                                                              23
MAURITIUS 0.1%
--------------------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO 0.1%
Golden Agri-Resources Ltd.                              19,000                10

NETHERLANDS 2.5%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.6%
Aalberts Industries N.V.                                   933                14
Arcadis N.V.                                               482                11
Draka Holdings N.V.                                        597                16
Heijmans N.V. CVA                                          809                18
Imtech N.V.                                              1,044                23
Koninklijke Boskalis Westminster N.V. , CVA                324                17
Wavin N.V.                                               1,723                14
                                                                 ---------------
                                                                             113
COMMERCIAL SERVICES & SUPPLIES 0.1%
USG People N.V.                                            769                12

CONSUMER DURABLES & APPAREL 0.1%
Koninklijke Ten Cate N.V.                                  299                12
TomTom N.V. *                                              113                 2
                                                                 ---------------
                                                                              14
DIVERSIFIED FINANCIALS 0.0%
Kas Bank N.V. C.V.A.                                       175                 7

ENERGY 0.3%
Fugro N.V., C.V.A.                                         344                24
SBM Offshore N.V.                                        1,235                28
                                                                 ---------------
                                                                              52
FOOD & STAPLES RETAILING 0.1%
Sligro Food Group N.V.                                     258                 8
Super De Boer *                                          3,433                18
                                                                 ---------------
                                                                              26
FOOD, BEVERAGE & TOBACCO 0.1%
Koninklijike Wessanen N.V.                               2,107                21

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)

HEALTH CARE EQUIPMENT & SERVICES 0.1%
OPG Groep N.V.                                             823                15

MATERIALS 0.1%
James Hardie Industries N.V. CDI                         4,528                20

MEDIA 0.1%
Reed Elsevier N.V.                                       1,812                30

REAL ESTATE 0.4%
Eurocommercial Properties N.V. CVA                         571                27
Nieuwe Steen Investments N.V.                              566                15
Vastned Offices/Industrial N.V.                            444                11
VastNed Retail N.V.                                        259                21
                                                                 ---------------
                                                                              74
RETAILING 0.0%
Macintosh Retail Group N.V.                                276                 5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
ASM International N.V.                                     643                18

TECHNOLOGY HARDWARE & EQUIPMENT 0.3%
Gemalto N.V. *                                             982                37
Oce N.V.                                                 2,037                19
                                                                 ---------------
                                                                              56
TRANSPORTATION 0.1%
Koninklijke Vopak N.V.                                     205                12
Smit Internationale N.V.                                   107                10
                                                                 ---------------
                                                                              22
                                                                 ---------------
                                                                             485
NEW ZEALAND 0.6%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.1%
Fisher & Paykel Appliances Holdings Ltd.                 7,159                10

CONSUMER SERVICES 0.1%
Sky City Entertainment Group Ltd.                        6,971                18

HEALTH CARE EQUIPMENT & SERVICES 0.1%
Fisher & Paykel Healthcare Corp., Ltd.                   4,947                10

MATERIALS 0.1%
Nufarm Ltd.                                              1,435                23

MEDIA 0.0%
Sky Network Television Ltd.                              2,342                 8

REAL ESTATE 0.1%
Kiwi Income Property Trust                              13,716                11

RETAILING 0.0%
The Warehouse Group Ltd.                                 1,859                 4

TRANSPORTATION 0.1%
Air New Zealand Ltd.                                     4,659                 5
Auckland International Airport Ltd.                     11,479                17
                                                                 ---------------
                                                                              22
UTILITIES 0.0%
Vector Ltd.                                              5,785                 9
                                                                 ---------------
                                                                             115

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
NORWAY 1.3%
--------------------------------------------------------------------------------

BANKS 0.1%
Sparebanken 1 SMN                                        1,341                13
Sparebanken Rogaland                                     1,417                13
                                                                 ---------------
                                                                              26
CAPITAL GOODS 0.2%
Aker Yards A/S *                                         1,560                20
Renewable Energy Corp. A/S *                               197                 6
Veidekke A.S.A.                                          1,594                10
                                                                 ---------------
                                                                              36
COMMERCIAL SERVICES & SUPPLIES 0.0%
Tomra Systems A.S.A.                                     1,267                 9

CONSUMER DURABLES & APPAREL 0.1%
Ekornes A.S.A.                                             677                10

DIVERSIFIED FINANCIALS 0.0%
Acta Holding A.S.A.                                      2,367                 2

ENERGY 0.3%
Fred. Olsen Energy A.S.A.                                  104                 6
Petroleum Geo-Services A.S.A. *                          1,252                29
Solstad Offshore A.S.A.                                    170                 4
Subsea 7, Inc. *                                           468                11
TGS Nopec Geophysical Co., A.S.A. *                        722                 9
                                                                 ---------------
                                                                              59
FOOD, BEVERAGE & TOBACCO 0.2%
Cermaq A.S.A.                                              986                10
Marine Harvest *                                        29,962                21
                                                                 ---------------
                                                                              31
MEDIA 0.1%
Schibsted A.S.A.                                           580                17

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Tandberg A.S.A.                                            629                11

TRANSPORTATION 0.2%
Odfjell SE, B Shares                                     1,731                21
Stolt-Nielsen S.A.                                         569                12
Wilh. Wilhelmsen A.S.A.                                    195                 7
                                                                 ---------------
                                                                              40
                                                                 ---------------
                                                                             241
PORTUGAL 0.2%
-------------------------------------------------------------------------------

BANKS 0.0%
Banif, SGPS, S.A. - Reg'd                                1,340                 4

CAPITAL GOODS 0.0%
Mota-Engil, SGPS, S.A.                                   1,241                 7

MATERIALS 0.1%
Semapa - Sociedade de Investimento e Gestao,
   SGPS, S.A.                                              886                10
Sonae Industria-SGPS, S.A.                               1,837                 8
                                                                 ---------------
                                                                              18

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
MEDIA 0.1%
Zon Multimedia-Servicos de
   Telecomunicacoes e Multimedia, SGPS S.A.              1,615                16

RETAILING 0.0%
SAG GEST - Solucos Automovel Globais,
   SGPS, S.A.                                            1,095                 3
                                                                 ---------------
                                                                              48
REPUBLIC OF KOREA 0.1%
--------------------------------------------------------------------------------

TRANSPORTATION 0.1%
STX Pan Ocean Co., Ltd.                                  6,000                12

SINGAPORE 2.5%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.2%
Gallant Venture Ltd. *                                   6,000                 3
Haw Par Corp., Ltd.                                      3,000                15
Hong Leong Asia Ltd.                                     2,000                 2
Jaya Holdings Ltd.                                       5,000                 5
SembCorp Marine Ltd.                                     4,000                12
                                                                 ---------------
                                                                              37
DIVERSIFIED FINANCIALS 0.3%
Hong Leong Finance Ltd.                                  6,000                15
Kim Eng Holdings Ltd.                                    6,120                 7
Singapore Exchange Ltd.                                  6,000                29
UOB-Kay Hian Holdings Ltd.                               3,000                 4
                                                                 ---------------
                                                                              55
ENERGY 0.1%
Singapore Petroleum Co., Ltd.                            6,000                28

FOOD & STAPLES RETAILING 0.0%
Olam International Ltd.                                  4,000                 6

FOOD, BEVERAGE & TOBACCO 0.1%
Cerebos Pacific Ltd.                                     1,000                 2
Wilmar International Ltd.                                4,000                13
                                                                 ---------------
                                                                              15
HEALTH CARE EQUIPMENT & SERVICES 0.0%
Parkway Holdings Ltd.                                    5,866                 8

INSURANCE 0.0%
Pacific Century Regional Developments Ltd.              12,000                 3

REAL ESTATE 0.8%
Allgreen Properties Ltd.                                 9,000                 6
Ascendas Real Estate Investment Trust
   (A-REIT)                                             13,000                22
CapitaCommercial Trust                                   9,000                13
CapitaMall Trust                                         9,000                20
Fortune REIT                                            11,000                 6
Guocoland Ltd.                                           2,000                 3
Keppel Land Ltd.                                         2,000                 7
Singapore Land Ltd.                                      2,000                 9
Suntec Real Estate Investment Trust                     24,000                27
United Industrial Corp., Ltd.                            6,000                12

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
UOL Group Ltd.                                           7,000                17
Wheelock Properties (S) Ltd.                             3,221                 4
Wing Tai Holdings Ltd.                                   6,000                 7
Yanlord Land Group Ltd.                                  2,000                 3
                                                                 ---------------
                                                                             156
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
Chartered Semiconductor Manufacturing Ltd. *            24,000                10
STATS ChipPAC Ltd. *                                     5,000                 4
                                                                 ---------------
                                                                              14
TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
Creative Technology Ltd.                                 2,750                12
Elec & Eltek International Co., Ltd.                     2,000                 4
Venture Corp., Ltd.                                      4,000                31
                                                                 ---------------
                                                                              47
TELECOMMUNICATION SERVICES 0.2%
MobileOne Ltd.                                          14,000                21
StarHub Ltd.                                             4,000                 8
                                                                 ---------------
                                                                              29
TRANSPORTATION 0.5%
Chuan Hup Holdings Ltd.                                 67,000                18
ComfortDelGro Corp., Ltd.                               31,000                35
Cosco Corp.(Singapore) Ltd.                              2,000                 4
SIA Engineering Co., Ltd.                                2,000                 5
Singapore Airport Terminal Services Ltd.                 3,000                 4
Singapore Post Ltd.                                     19,000                14
SMRT Corp., Ltd.                                         5,000                 7
                                                                 ---------------
                                                                              87
                                                                 ---------------
                                                                             485
SPAIN 1.8%
--------------------------------------------------------------------------------

BANKS 0.2%
Banco de Valencia S.A.                                     768                10
Banco Guipuzcoano S.A. - Reg'd                             754                 9
Banco Pastor S.A.                                        1,520                17
                                                                 ---------------
                                                                              36
CAPITAL GOODS 0.4%
Abengoa S.A.                                               317                 8
Gamesa Corp. Tecnologica S.A.                              697                33
Obrascon Huarte Lain S.A.                                  623                19
Uralita S.A.                                               610                 5
Zardoya Otis S.A.                                          553                11
                                                                 ---------------
                                                                              76
COMMERCIAL SERVICES & SUPPLIES 0.1%
Prosegur, Compania de Seguridad S.A. - Reg'd               241                11

CONSUMER DURABLES & APPAREL 0.1%
La Seda de Barcelona S.A., Class B                       6,386                10

CONSUMER SERVICES 0.1%
NH Hoteles S.A.                                          1,844                22

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Sol Melia S.A.                                             704                 6
                                                                 ---------------
                                                                              28
DIVERSIFIED FINANCIALS 0.1%
Bolsas y Mercados Espanoles                                283                11
Corp. Financiera Alba S.A.                                 277                15
                                                                 ---------------
                                                                              26
FOOD, BEVERAGE & TOBACCO 0.3%
Campofrio Alimentacion S.A.                                506                 7
Ebro Puleva S.A.                                         1,610                28
Pescanova S.A.                                             103                 5
Sos Cuetara S.A.                                           510                11
                                                                 ---------------
                                                                              51
INSURANCE 0.1%
Grupo Catalana Occidente S.A.                              411                11

MATERIALS 0.1%
Cementos Portland Valderrivas S.A.                         119                 7
Cie Automotive S.A.                                        319                 3
Grupo Empresarial Ence S.A.                              1,361                11
                                                                 ---------------
                                                                              21
MEDIA 0.1%
Antena 3 de Television S.A.                                771                 6
Promotora de Informaciones S.A.                            962                 8
Vocento S.A.                                               525                 6
                                                                 ---------------
                                                                              20
PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
Grifols S.A.                                               476                14

REAL ESTATE 0.0%
Inmobiliaria Colonial S.A. *                             3,813                 2
Parquesol Inmobiliaria S.A.                                172                 5
                                                                 ---------------
                                                                               7
SOFTWARE & SERVICES 0.1%
Indra Sistemas S.A.                                        661                18

TRANSPORTATION 0.0%
Cintra Concesiones de Infraestructuras de
   Transporte S.A.                                         810                 9

UTILITIES 0.0%
Iberdrola Renovables *                                     812                 5
                                                                 ---------------
                                                                             343
SWEDEN 2.3%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.5%
Alfa Laval AB                                            2,036                32
Cardo AB                                                   511                12
Haldex AB                                                  559                 7
Hexagon AB, Class B                                        834                14
Hexpol AB *                                                 83                 1
Lindab International AB                                    456                 8
Peab AB                                                  1,364                 9
Saab AB, Class B                                           646                16
                                                                 ---------------
                                                                              99

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COMMERCIAL SERVICES & SUPPLIES 0.0%
Niscayah Group AB                                        3,348                 6

CONSUMER DURABLES & APPAREL 0.1%
JM AB                                                      610                 7

DIVERSIFIED FINANCIALS 0.3%
D. Carnegie & Co. AB                                     1,188                15
Investment AB Oresund                                      949                15
Ratos AB, B Shares                                       1,009                29
                                                                 ---------------
                                                                              59
ENERGY 0.2%
Brostrom AB, B Shares                                    1,738                13
Lundin Petroleum AB *                                    1,244                17
PA Resources AB *                                        1,117                11
                                                                 ---------------
                                                                              41
FOOD & STAPLES RETAILING 0.1%
Axfood AB                                                  464                14
Hakon Invest AB                                            704                11
                                                                 ---------------
                                                                              25
FOOD, BEVERAGE & TOBACCO 0.2%
AarhusKarlshamn AB                                         515                13
Swedish Match AB                                         1,384                27
                                                                 ---------------
                                                                              40
HEALTH CARE EQUIPMENT & SERVICES 0.1%
Getinge AB, B Shares                                     1,087                25

MATERIALS 0.1%
Billerud                                                 1,579                10
Hoganas AB, B Shares                                       763                15
                                                                 ---------------
                                                                              25
MEDIA 0.2%
Eniro AB                                                 3,357                14
Modern Times Group MTG AB, B Shares                        286                16
                                                                 ---------------
                                                                              30
REAL ESTATE 0.4%
Castellum AB                                             1,651                16
Fabege AB                                                2,790                20
Hufvudstaden AB, A Shares                                  925                 8
Kungsleden AB                                            2,271                16
Lennart Wallenstam Byggnads AB, B Shares                   463                 8
                                                                 ---------------
                                                                              68
RETAILING 0.1%
Bilia AB, A Shares                                       1,109                 8
Nobia AB                                                 1,223                 6
                                                                 ---------------
                                                                              14
                                                                 ---------------
                                                                             439
SWITZERLAND 3.3%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.1%
Rieter Holding AG - Reg'd                                   79                25

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
BANKS 0.3%
Banque Cantonale Vaudoise - Reg'd                           28                 8
Basler Kantonalbank                                        258                28
Luzerner Kantonalbank - Reg'd                               22                 5
St. Galler Kantonalbank - Reg'd                             21                 9
                                                                 ---------------
                                                                              50
CAPITAL GOODS 0.7%
Bucher Industries AG - Reg'd                                62                14
Conzzeta AG                                                  2                 4
Daetwyler Holding AG *                                      71                 5
Geberit AG - Reg'd                                         235                30
Georg Fischer AG - Reg'd *                                  59                21
Implenia AG *                                              376                12
Kaba Holding AG, Class B - Reg'd                            42                11
Sulzer AG - Reg'd                                          245                29
                                                                 ---------------
                                                                             126
CONSUMER DURABLES & APPAREL 0.1%
AFG Arbonia-Forster Holding AG                              35                 9
Forbo Holding AG - Reg'd *                                  35                16
                                                                 ---------------
                                                                              25
CONSUMER SERVICES 0.1%
Kuoni Reisen Holding AG - Reg'd                             34                15

DIVERSIFIED FINANCIALS 0.2%
Bank Sarasin & Cie AG Class B - Reg'd                      300                14
Compagnie Financiere Tradition                              18                 3
EFG International AG - Reg'd                               177                 5
Vontobel Holding AG                                        388                14
                                                                 ---------------
                                                                              36
FOOD, BEVERAGE & TOBACCO 0.1%
Barry Callebaut AG - Reg'd *                                15                10
Bell Holding AG - Reg'd                                      3                 5
Emmi AG - Reg'd                                             40                 5
Lindt & Spruengli AG                                         3                 8
                                                                 ---------------
                                                                              28
HEALTH CARE EQUIPMENT & SERVICES 0.3%
Galenica AG - Reg'd                                         32                10
Nobel Biocare Holding AG - Reg'd                           486                15
Sonova Holding AG - Reg'd                                  242                18
Straumann Holding AG - Reg'd                                22                 5
                                                                 ---------------
                                                                              48
INSURANCE 0.1%
Schweizerische Naional-Versicherungs-
   Gesellschaft - Reg'd                                     20                13

MATERIALS 0.2%
EMS-Chemie Holding AG                                      192                25
Schmolz & Bickenbach AG - Reg'd                            181                12
Sika AG                                                      8                10
                                                                 ---------------
                                                                              47

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
MEDIA 0.1%
PubliGroupe S.A. - Reg'd                                    48                12

PHARMACEUTICALS & BIOTECHNOLOGY 0.3%
Actelion Ltd. - Reg'd *                                    154                 8
Lonza Group AG - Reg'd                                     267                39
                                                                 ---------------
                                                                              47
REAL ESTATE 0.2%
Allreal Holding AG - Reg'd                                  50                 6
PSP Swiss Property AG - Reg'd *                            347                22
Swiss Prime Site AG - Reg'd *                              171                10
                                                                 ---------------
                                                                              38
RETAILING 0.2%
Charles Vogele Holding AG *                                137                10
Jelmoli Holding AG                                           5                12
Valora Holding AG - Reg'd                                   86                21
                                                                 ---------------
                                                                              43
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
Micronas Semiconductor Holding AG - Reg'd *              1,972                13
OC Oerlikon Corp. AG - Reg'd *                              47                11
                                                                 ---------------
                                                                              24
TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Logitech International S.A. - Reg'd *                      977                26

TRANSPORTATION 0.1%
Flughafen Zuerich AG - Reg'd                                20                 7
Panalpina Welttransport Holding AG - Reg'd                 165                14
                                                                 ---------------
                                                                              21
UTILITIES 0.0%
Energiedienst Holding AG - Reg'd *                          60                 4
                                                                 ---------------
                                                                             628
THAILAND 0.0%
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 0.0%
Total Access Communication Public Co., Ltd.              4,800                 6

UNITED KINGDOM 12.9%
--------------------------------------------------------------------------------

BANKS 0.1%
Paragon Group Cos. plc                                   7,664                15

CAPITAL GOODS 2.5%
Ashtead Group plc                                       13,586                18
Bodycote plc                                             5,892                24
BSS Group plc                                            1,767                 9
Carillion plc                                            4,262                24
Charter plc                                              1,271                21
Cobham plc                                              10,512                42
Cookson Group plc                                        2,364                29
Enodis plc                                               4,875                31
Fenner plc                                               1,848                 9

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Galliford Try plc                                       10,530                10
Interserve plc                                           2,260                18
Invensys plc *                                           7,600                42
Keller Group plc                                         1,099                16
Kier Group plc                                             777                16
Meggitt plc                                              4,933                19
Melrose plc                                              8,514                27
Morgan Crucible Co. plc                                  3,198                12
Morgan Sindall plc                                         573                 6
Qinetiq plc                                              4,483                18
SIG plc                                                  1,669                15
Spirax-Sarco Engineering plc                               766                15
The Weir Group plc                                       1,558                27
Ultra Electronics Holdings plc                             416                11
VT Group plc                                             1,325                17
                                                                 ---------------
                                                                             476
COMMERCIAL SERVICES & SUPPLIES 1.2%
Aggreko plc                                              1,504                21
Babcock International Group plc                          1,290                15
Capita Group plc                                         2,899                39
De La Rue plc group                                      1,372                23
Homeserve plc                                              381                11
Intertek Group plc                                         914                18
Michael Page International plc                           2,379                12
Mitie Group plc                                          3,195                14
Regus Group plc                                          4,134                 6
Serco Group plc                                          3,249                26
Shanks Group plc                                         3,523                16
The Davis Service Group plc                              3,295                27
WS Atkins plc                                              667                12
                                                                 ---------------
                                                                             240
CONSUMER DURABLES & APPAREL 0.5%
Aga Rangemaster Group plc                                1,819                 6
Bovis Homes Group plc                                    2,484                16
Burberry Group plc                                       3,693                33
Headlam Group plc                                        1,566                 9
Redrow plc                                               4,586                12
The Berkeley Group Holdings plc *                        1,568                22
                                                                 ---------------
                                                                              98
CONSUMER SERVICES 0.4%
Greene King plc                                          2,760                28
Holidaybreak plc                                           900                 6
J.D. Wetherspoon plc                                     3,079                13
Luminar Group Holdings plc                               2,308                 9
Millennium & Copthorne Hotels plc                        2,448                16
Restaurant Group plc                                     3,659                 9
                                                                 ---------------
                                                                              81
DIVERSIFIED FINANCIALS 0.7%
Aberdeen Asset Management plc                            7,131                20
Ashmore Group plc                                        1,132                 6
Cattles plc                                              7,780                18
F&C Asset Management plc                                 2,762                 5
Henderson Group plc                                      7,856                18
HSBC Infrastructure Co., Ltd.                            4,746                11

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Intermediate Capital Group plc                             898                24
London Stock Exchange Group plc                            651                11
Tullett Prebon plc                                       2,042                19
                                                                 ---------------
                                                                             132
ENERGY 0.9%
Acergy S.A.                                                692                12
Burren Energy plc (b)                                      397                10
Cairn Energy plc *                                         238                13
Dana Petroleum plc *                                       468                13
Hunting plc                                              1,213                20
John Wood Group plc                                      2,207                18
Petrofac Ltd.                                              873                11
Premier Oil plc *                                          491                13
Tullow Oil plc                                           2,225                34
UK Coal plc *                                            1,249                11
Venture Production plc                                     970                14
                                                                 ---------------
                                                                             169
FOOD, BEVERAGE & TOBACCO 0.7%
Britvic plc                                              3,494                15
Dairy Crest Group plc                                    2,874                22
Greggs plc                                                 145                10
Marston's plc                                            6,931                25
Northern Foods plc                                      16,661                17
Premier Foods plc                                       14,529                25
Robert Wiseman Dairies plc                                 587                 4
Uniq plc                                                 4,657                 7
                                                                 ---------------
                                                                             125
HEALTH CARE EQUIPMENT & SERVICES 0.1%
Southern Cross Healthcare Ltd.                           1,651                 4
SSL International plc                                    1,563                13
                                                                 ---------------
                                                                              17
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
McBride plc                                              5,804                11
PZ Cussons plc                                           2,447                 9
                                                                 ---------------
                                                                              20
INSURANCE 0.7%
Admiral Group plc                                          828                15
Amlin plc                                                7,105                36
Beazley Group plc                                        3,513                 8
Benfield Group plc                                       2,383                11
Brit Insurance Holdings plc                              7,249                22
Chaucer Holdings plc                                     5,249                 8
Jardine Lloyd Thompson Group plc                         2,694                22
St. James's Place plc                                    1,687                 7
                                                                 ---------------
                                                                             129
MATERIALS 0.4%
Croda International plc                                  1,092                15
DS Smith plc                                            12,327                27
Filtrona plc                                             2,857                 9
Marshalls plc                                            2,795                 9
RPC Group plc                                            2,985                 9

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Yule Catto & Co. plc                                     3,056                 7
                                                                 ---------------
                                                                              76
MEDIA 0.7%
Euromoney Institutional Investor plc                       580                 4
Informa plc                                              4,902                42
Johnston Press plc                                      14,888                13
Reed Elsevier plc                                        2,996                34
St. Ives plc                                             3,219                11
Taylor Nelson Sofres plc                                 5,227                28
                                                                 ---------------
                                                                             132
REAL ESTATE 0.8%
Big Yellow Group plc                                       838                 5
Brixton plc                                              5,355                24
Capital & Regional plc                                   1,874                 5
CLS Holdings plc *                                       1,424                10
Daejan Holdings plc                                         82                 4
Derwent London plc                                         545                12
Eurocastle Investment Ltd.                                 907                 7
Grainger plc                                             1,164                 4
Great Portland Estates plc                               2,484                17
Invista Foundation Property Trust Ltd.                   6,595                 6
Mapeley Ltd.                                               242                 5
Minerva plc *                                            3,436                 9
Quintain Estates & Development plc                       1,855                 6
Savills plc                                              1,907                 8
Shaftesbury plc                                          1,530                12
St. Modwen Properties plc                                  931                 5
Unite Group plc                                          1,508                 6
Warner Estate Holdings plc                               1,185                 3
Workspace Group plc                                      2,392                 6
                                                                 ---------------
                                                                             154
RETAILING 1.0%
Carpetright plc                                          1,000                11
Debenhams plc                                           20,606                17
Findel plc                                               1,359                 4
Galiform plc                                            11,505                 7
Game Group plc                                           3,074                16
Halfords Group plc                                       3,587                20
HMV Group plc                                            4,923                12
JJB Sports plc                                           6,970                12
John Menzies plc                                         1,210                 9
Lookers plc                                              4,889                 5
N Brown Group plc                                        2,531                10
Pendragon plc                                           59,619                 9
Smiths News plc                                          6,326                 9
Sports Direct International                              5,358                 7
WH Smith plc                                             3,040                22
Woolworths Group plc                                   184,352                21
                                                                 ---------------
                                                                             191
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
ARM Holdings plc                                         8,677                16

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
CSR plc *                                                2,232                13
                                                                 ---------------
                                                                              29
SOFTWARE & SERVICES 0.3%
Computacenter plc                                        6,008                15
Dimension Data Holdings plc                             10,545                10
Misys plc                                                8,157                28
                                                                 ---------------
                                                                              53
TECHNOLOGY HARDWARE & EQUIPMENT 0.5%
Halma plc                                                4,166                16
Laird plc                                                1,781                10
Premier Farnell plc                                      5,731                19
Renishaw plc                                               387                 6
Rotork plc                                                 506                11
Spectris plc                                             1,190                17
TT electronics plc                                       7,883                16
                                                                 ---------------
                                                                              95
TELECOMMUNICATION SERVICES 0.3%
Inmarsat plc                                             2,407                23
KCOM Group plc                                          13,704                 9
Thus Group plc *                                         6,227                22
                                                                 ---------------
                                                                              54
TRANSPORTATION 0.8%
Air Berlin plc *                                           891                 5
Avis Europe plc *                                       21,553                 6
BBA Aviation plc                                        10,759                26
Forth Ports plc                                            372                12
Northgate plc                                            1,764                12
Stagecoach Group plc                                     8,147                46
TDG plc                                                  2,450                12
The Go-Ahead Group plc                                     760                25
Wincanton plc                                            3,048                15
                                                                 ---------------
                                                                             159
UTILITIES 0.1%
Northumbrian Water Group plc                             4,253                26
                                                                 ---------------
                                                                           2,471
                                                                 ---------------
TOTAL FOREIGN COMMON STOCK
(COST $19,935)                                                            18,572
                                                                 ---------------
OTHER INVESTMENT COMPANIES 1.9% OF NET ASSETS
Australian Infrastructure Fund                           5,533                11
CML Healthcare Income Fund                                 640                 9
iShares MSCI EAFE Index Fund                             5,000               332
                                                                 ---------------
TOTAL OTHER INVESTMENT COMPANIES
(COST $361)                                                                  352

PREFERRED STOCK 0.3% OF NET ASSETS

GERMANY 0.3%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
Jungheinrich AG                                            659                17

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
CONSUMER DURABLES & APPAREL 0.1%
Hugo Boss AG                                               268                10

HEALTH CARE EQUIPMENT & SERVICES 0.1%
Draegerwerk AG & Co. KGAA                                  277                16

MATERIALS 0.1%
Fuchs Petrolub AG                                           58                 5

TRANSPORTATION 0.1%
Sixt AG                                                    385                12
                                                                 ---------------
TOTAL PREFERRED STOCK
(COST $68)                                                                    60
                                                                 ---------------
RIGHTS 0.0% OF NET ASSETS

AUSTRALIA 0.0%
--------------------------------------------------------------------------------

REAL ESTATE 0.0%
Australand Property Group (a)*                           7,433                 1
                                                                 ---------------
TOTAL RIGHTS
(COST $--)                                                                     1
                                                                 ---------------

SECURITY                                         FACE AMOUNT          VALUE
         RATE, MATURITY DATE                     ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENT 0.8% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 0.8%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit
   1.86%, 08/01/08                                         154               154
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(COST $154)                                                                  154
                                                                 ---------------

END OF INVESTMENTS.

(All dollar amounts are x1,000)

At 07/31/08, the tax basis cost of the fund's investments was $20,670, and the unrealized appreciation and depreciation were $901 and ($2,432), respectively, with a net unrealized depreciation of ($1,531).

As of 07/31/08, the prices of certain foreign securities held by the fund aggregating $17,063 were adjusted from their market prices following the guidelines adopted by the fund's Board of Trustees.

*    Non-income producing security.
(a)  Fair-valued by Management.
(b) Illiquid security. At the period end, the value of these amounted to $36 or 0.2% of net assets.

CDI - CHESS Depository Interest
CVA - Dutch Certificate

SCHWAB CAPITAL TRUST
SCHWAB INTERNATIONAL CORE EQUITY FUND

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    98.9%  COMMON STOCK                                 66,222            59,734
     1.0%  SHORT-TERM INVESTMENT                           601               601
--------------------------------------------------------------------------------
    99.9%  TOTAL INVESTMENTS                            66,823            60,335
     0.1%  OTHER ASSETS AND
           LIABILITIES                                                        67
--------------------------------------------------------------------------------
   100.0%  NET ASSETS                                                     60,402

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
COMMON STOCK 98.9% OF NET ASSETS

AUSTRALIA 5.9%
--------------------------------------------------------------------------------

CONSUMER SERVICES 1.4%
TABCORP Holdings Ltd.                                  105,112               854

ENERGY 0.7%
Santos Ltd.                                             10,330               175
Woodside Petroleum Ltd.                                  5,006               251
                                                                 ---------------
                                                                             426
MATERIALS 3.8%
Amcor Ltd.                                              71,218               355
BHP Billiton Ltd.                                       32,571             1,216
BlueScope Steel Ltd.                                    63,446               689
Minara Resources Ltd.                                   21,342                39
                                                                 ---------------
                                                                           2,299
                                                                 ---------------
                                                                           3,579
AUSTRIA 1.3%
--------------------------------------------------------------------------------

BANKS 1.2%
Erste Bank der oesterreichischen Sparkassen AG          11,471               731

TRANSPORTATION 0.1%
Flughafen Wien AG                                          892                76
                                                                 ---------------
                                                                             807
BERMUDA 0.4%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.2%
Texwinca Holdings Ltd.                                 132,000               116

UTILITIES 0.2%
Cheung Kong Infrastructure Holdings Ltd.                25,000               110
                                                                 ---------------
                                                                             226

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
BRAZIL 0.4%
--------------------------------------------------------------------------------

MATERIALS 0.4%
Companhia Siderurgica Nacional S.A.                      5,700               223

CANADA 0.4%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.4%
Bombardier, Inc., Class B                               30,100               216

CHINA 0.7%
--------------------------------------------------------------------------------

BANKS 0.7%
Bank of China Ltd., Class H                            181,000                82
China Construction Bank Corp., Class H                 328,000               286
Industrial & Commercial Bank of China Ltd.,
   Class H                                             112,000                84
                                                                 ---------------
                                                                             452
                                                                 ---------------
                                                                             452
DENMARK 1.6%
--------------------------------------------------------------------------------

PHARMACEUTICALS & BIOTECHNOLOGY 1.6%
H. Lundbeck A/S                                         25,200               639
Novo Nordisk A/S, Class B                                5,275               334
                                                                 ---------------
                                                                             973
                                                                 ---------------
                                                                             973
FINLAND 0.8%
--------------------------------------------------------------------------------

SOFTWARE & SERVICES 0.1%
TietoEnator Oyj                                          4,210                85

TECHNOLOGY HARDWARE & EQUIPMENT 0.7%
Nokia Oyj                                               15,054               411
                                                                 ---------------
                                                                             496
FRANCE 10.0%
--------------------------------------------------------------------------------

CAPITAL GOODS 1.8%
Alstom                                                     996               111
Vallourec S.A.                                           1,783               531
Vinci S.A.                                               7,465               422
                                                                 ---------------
                                                                           1,064
CONSUMER SERVICES 0.7%
Accor S.A.                                               6,241               416

INSURANCE 1.1%
Axa                                                     22,921               674

MEDIA 2.6%
Publicis Groupe                                          6,499               212
Vivendi                                                 31,738             1,327
                                                                 ---------------
                                                                           1,539
PHARMACEUTICALS & BIOTECHNOLOGY 2.2%
Sanofi-Aventis                                          19,113             1,342

SOFTWARE & SERVICES 0.2%
Atos Origin S.A.                                         2,182               126

SCHWAB INTERNATIONAL CORE EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
TELECOMMUNICATION SERVICES 1.4%
France Telecom S.A.                                     27,173               859
                                                                 ---------------
                                                                           6,020
GERMANY 9.5%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.6%
Daimler AG - Reg'd                                       6,768               391

CAPITAL GOODS 1.6%
Bilfinger Berger AG                                        866                58
Gildemeister AG                                          3,029                87
MAN AG                                                   7,260               728
MTU Aero Engines Holding AG                              3,715               115
                                                                 ---------------
                                                                             988
CONSUMER DURABLES & APPAREL 1.8%
Adidas AG                                               17,452             1,068

HEALTH CARE EQUIPMENT & SERVICES 1.5%
Fresenius Medical Care AG & Co. KGaA                    15,881               875

INSURANCE 0.1%
Muenchener Rueckversicherungs-Gesellschaft
   AG - Reg'd                                              406                67

MATERIALS 1.5%
BASF SE                                                  4,228               268
Bayer AG                                                 7,183               618
                                                                 ---------------
                                                                             886
PHARMACEUTICALS & BIOTECHNOLOGY 1.2%
Merck KGaA                                               5,808               702

TRANSPORTATION 1.2%
Deutsche Lufthansa AG - Reg'd                           31,962               733
                                                                 ---------------
                                                                           5,710
GREECE 1.2%
--------------------------------------------------------------------------------

BANKS 1.2%
Alpha Bank A.E.                                         25,584               754

HONG KONG 4.9%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.1%
Denway Motors Ltd.                                     174,000                62

CAPITAL GOODS 1.1%
Hutchison Whampoa Ltd.                                  68,000               636

ENERGY 0.5%
CNOOC Ltd.                                             204,000               301

UTILITIES 3.2%
CLP Holdings Ltd.                                      110,500               904
Hongkong Electric Holdings Ltd.                        182,000             1,055
                                                                 ---------------
                                                                           1,959
                                                                 ---------------
                                                                           2,958

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
IRELAND 0.2%
--------------------------------------------------------------------------------

BANKS 0.2%
The Governor Co. of the Bank of Ireland                 11,439                96

ISRAEL 0.2%
--------------------------------------------------------------------------------

BANKS 0.2%
Bank Leumi Le-Israel                                    21,606                95

ITALY 3.9%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.3%
Prysmian S.p.A.                                          5,766               142

DIVERSIFIED FINANCIALS 2.2%
IFIL - Investments S.p.A.                               82,177               560
Mediobanca S.p.A.                                       53,567               779
                                                                 ---------------
                                                                           1,339
REAL ESTATE 1.4%
Pirelli & C. Real Estate S.p.A.                         42,405               854
                                                                 ---------------
                                                                           2,335
JAPAN 21.4%
--------------------------------------------------------------------------------

BANKS 1.8%
Mizuho Financial Group, Inc.                                15                72
Resona Holdings, Inc.                                      243               350
The Gunma Bank Ltd.                                    105,000               652
                                                                 ---------------
                                                                           1,074
CAPITAL GOODS 5.0%
Asahi Glass Co., Ltd.                                   29,000               320
Itochu Corp.                                            38,000               378
JS Group Corp.                                           8,800               128
Kajima Corp.                                            90,000               292
Marubeni Corp.                                          24,000               175
Minebea Co., Ltd.                                       28,000               149
Mitsubishi Corp.                                        10,400               303
Mitsubishi Electric Corp.                               67,000               660
Mitsui & Co., Ltd.                                      18,000               369
Nippon Sheet Glass Co., Ltd.                            44,000               179
Sumitomo Corp.                                           4,700                64
                                                                 ---------------
                                                                           3,017
COMMERCIAL SERVICES & SUPPLIES 1.7%
Toppan Printing Co., Ltd.                               99,000             1,027

CONSUMER DURABLES & APPAREL 1.4%
Matsushita Electric Industrial Co., Ltd.                35,000               738
Nisshinbo Industries, Inc.                               5,000                60
Sanei-International Co., Ltd.                            3,700                50
                                                                 ---------------
                                                                             848
DIVERSIFIED FINANCIALS 1.7%
Acom Co., Ltd.                                           2,280                67
Aiful Corp.                                             15,000               155
Hitachi Capital Corp.                                   44,000               779
                                                                 ---------------
                                                                           1,001

SCHWAB INTERNATIONAL CORE EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
FOOD, BEVERAGE & TOBACCO 2.9%
Asahi Breweries Ltd.                                    35,900               676
Nisshin Seifun Group, Inc.                              52,000               712
Toyo Suisan Kaisha Ltd.                                 14,000               352
                                                                 ---------------
                                                                           1,740
HEALTH CARE EQUIPMENT & SERVICES 0.2%
Suzuken Co., Ltd.                                        4,400               151

HOUSEHOLD & PERSONAL PRODUCTS 0.3%
Shiseido Co., Ltd.                                       7,000               156

INSURANCE 0.5%
Tokio Marine Holdings, Inc.                              8,300               311

MATERIALS 0.9%
Nippon Steel Corp.                                      74,000               421
Ube Industries Ltd.                                     35,000               126
                                                                 ---------------
                                                                             547
MEDIA 0.1%
WOWOW, Inc.                                                 47                71

REAL ESTATE 1.2%
K.K. daVinci Holdings *                                    178                70
Nomura Real Estate Holdings, Inc.                       33,100               671
                                                                 ---------------
                                                                             741
RETAILING 0.1%
Rakuten, Inc.                                              145                73

SOFTWARE & SERVICES 0.2%
Hitachi Software Engineering Co., Ltd.                   4,000                92

TECHNOLOGY HARDWARE & EQUIPMENT 1.3%
Brother Industries Ltd.                                  4,600                58
Canon, Inc.                                             14,900               681
Toshiba Tec Corp.                                       13,000                72
                                                                 ---------------
                                                                             811
TELECOMMUNICATION SERVICES 0.2%
NTT DoCoMo, Inc.                                            66               107

TRANSPORTATION 0.8%
Mitsui O.S.K. Lines, Ltd.                               14,000               181
Nippon Yusen Kabushiki Kaisha                           35,000               299
                                                                 ---------------
                                                                             480
UTILITIES 1.1%
Electric Power Development Co., Ltd.                    17,500               677
                                                                 ---------------
                                                                          12,924
MEXICO 0.2%
--------------------------------------------------------------------------------

MATERIALS 0.2%
Grupo Mexico S.A.B. de C.V., Series B                   70,800               126

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
NETHERLANDS 2.8%
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS 2.1%
ING Groep N.V. CVA                                      39,621             1,292

INSURANCE 0.1%
Aegon N.V.                                               6,177                72

TECHNOLOGY HARDWARE & EQUIPMENT 0.6%
Gemalto N.V. *                                           8,913               336
                                                                 ---------------
                                                                           1,700
NORWAY 1.4%
--------------------------------------------------------------------------------
ENERGY 1.3%
StatoilHydro A.S.A.                                     23,750               770

SOFTWARE & SERVICES 0.1%
Ementor A.S.A. *                                         9,400                64
                                                                 ---------------
                                                                             834
PORTUGAL 0.2%
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 0.2%
Portugal Telecom SGPS S.A. - Reg'd                      11,519               126

REPUBLIC OF KOREA 0.8%
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.8%
Samsung Electronics Co., Ltd.                              930               515

SPAIN 5.0%
--------------------------------------------------------------------------------

BANKS 2.6%
Banco Popular Espanol S.A.                              14,475               158
Banco Santander S.A.                                    72,527             1,412
                                                                 ---------------
                                                                           1,570
TELECOMMUNICATION SERVICES 2.0%
Telefonica S.A.                                         46,422             1,205

TRANSPORTATION 0.4%
Abertis Infraestructuras S.A.                           11,947               253
                                                                 ---------------
                                                                           3,028
SWEDEN 1.9%
--------------------------------------------------------------------------------

BANKS 1.3%
Nordea Bank AB                                          55,600               788

CAPITAL GOODS 0.5%
AB SKF, B Shares                                         6,000               102
Scania AB, B Shares                                     13,300               208
                                                                 ---------------
                                                                             310
RETAILING 0.1%
KappAhl Holding AB *                                     9,600                65
                                                                 ---------------
                                                                           1,163
SWITZERLAND 4.9%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.7%
ABB Ltd. - Reg'd *                                      16,222               425

SCHWAB INTERNATIONAL CORE EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
CONSUMER DURABLES & APPAREL 0.1%
Forbo Holdings AG - Reg'd *                                152                68

HEALTH CARE EQUIPMENT & SERVICES 1.2%
Synthes, Inc.                                            5,393               746

PHARMACEUTICALS & BIOTECHNOLOGY 2.2%
Novartis AG - Reg'd.                                    22,139             1,315

TECHNOLOGY HARDWARE & EQUIPMENT 0.7%
Logitech International S.A. - Reg'd *                   14,659               388
                                                                 ---------------
                                                                           2,942
TURKEY 0.1%
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SERVICES 0.1%
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.               49,283                69

UNITED KINGDOM 18.8%
--------------------------------------------------------------------------------

BANKS 1.6%
HSBC Holdings plc                                        9,463               156
Lloyds TSB Group plc                                   134,921               787
                                                                 ---------------
                                                                             943
CONSUMER SERVICES 1.1%
Compass Group plc                                       92,429               667

DIVERSIFIED FINANCIALS 1.6%
ICAP plc                                                52,187               515
Man Group plc                                           35,401               428
                                                                 ---------------
                                                                             943
ENERGY 6.4%
BG Group plc                                            56,277             1,272
BP plc                                                 127,045             1,304
Petrofac Ltd.                                            4,907                62
Royal Dutch Shell plc, Class B                          35,823             1,258
                                                                 ---------------
                                                                           3,896
FOOD, BEVERAGE & TOBACCO 0.9%
British American Tobacco plc                            15,386               555

INSURANCE 0.4%
Old Mutual plc                                         132,226               252

MATERIALS 2.6%
Anglo American plc                                      10,189               582
Antofagasta plc                                         18,024               205
Kazakhmys plc                                            5,074               149
Vedanta Resources plc                                    1,598                63
Xstrata plc                                              8,165               586
                                                                 ---------------
                                                                           1,585
PHARMACEUTICALS & BIOTECHNOLOGY 1.2%
AstraZeneca plc                                          1,451                71
GlaxoSmithKline plc                                     28,636               667
                                                                 ---------------
                                                                             738
RETAILING 0.2%
WH Smith plc                                            17,849               127

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
SOFTWARE & SERVICES 0.4%
Logica CMG plc                                         101,448               212

TELECOMMUNICATION SERVICES 1.3%
Vodafone Group plc                                     290,429               778

TRANSPORTATION 1.1%
Stagecoach Group plc                                   119,656               671
                                                                 ---------------
                                                                          11,367
                                                                 ---------------
TOTAL COMMON STOCK
(COST $66,222)                                                            59,734
                                                                 ---------------

                                                FACE/MATURITY
ISSUER                                              AMOUNT            VALUE
RATE, MATURITY DATE                              ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENT 1.0% OF NET ASSETS

REPURCHASE AGREEMENT 1.0%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
Fully collateralized by Federal Home Loan
   Mortgage Corp. with a value of $613
   1.92%, issued 07/31/08, due 08/01/08                    601               601
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENT
(COST $601)                                                                  601
                                                                 ---------------

END OF INVESTMENTS.

At 07/31/08, the tax basis cost of the fund's investments was $66,823 and the unrealized appreciation and depreciation were $720 and ($7,208), respectively, with a net unrealized depreciation of ($6,488.)

At 07/31/08, the prices of certain foreign securities held by the fund aggregating $57,041 were adjusted from their closing market prices following the guidelines by the fund's Board of Trustees.

*    Non-income producing security.

CVA - Dutch Certificate

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2010 FUND

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    99.4%  OTHER INVESTMENT COMPANIES                 112,608           110,111
     0.6%  SHORT-TERM INVESTMENT                          673               673
--------------------------------------------------------------------------------
   100.0%  TOTAL INVESTMENTS                          113,281           110,784
     0.0%  OTHER ASSETS AND
           LIABILITIES, NET                                                 (14)
--------------------------------------------------------------------------------
   100.0%  TOTAL NET ASSETS                                             110,770

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
OTHER INVESTMENT COMPANIES 99.4% OF NET ASSETS

EQUITY FUNDS 55.1%
--------------------------------------------------------------------------------
Laudus International MarketMasters Fund,
   Select Shares (a)                                   510,063             9,482
Laudus Mondrian Emerging Markets Fund,
   Institutional Shares (a)                            271,352             2,467
Laudus Rosenberg International Small
   Capitalization Fund, Select Shares (a)              161,030             2,605
Laudus Rosenberg U.S. Discovery Fund, Select
   Shares (a)*                                         146,563             2,522
Laudus Rosenberg U.S. Large Capitalization
   Growth Fund, Select Shares (a)                      671,108             6,221
Schwab Core Equity Fund (a)                          1,375,562            23,481
Schwab Dividend Equity Fund, Select
   Shares (a)                                          466,423             6,077
Schwab Global Real Estate Fund, Select
   Shares (a)                                          481,264             3,475
Schwab Small-Cap Equity Fund, Select
   Shares (a)*                                         327,597             4,734
                                                                 ---------------
                                                                          61,064
FIXED-INCOME FUNDS 38.3%
--------------------------------------------------------------------------------
Laudus Mondrian International Fixed Income
   Fund, Institutional Shares (a)                      420,723             4,476
Schwab Inflation Protected Fund, Select
   Shares (a)                                          445,729             4,622
Schwab Total Bond Market Fund (a)                    3,640,940            33,315
                                                                 ---------------
                                                                          42,413

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
MONEY FUND 6.0%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund,
   Institutional Shares (a)                          6,633,507             6,634
                                                                 ---------------
TOTAL OTHER INVESTMENT COMPANIES
(COST $112,608)                                                          110,111
                                                                 ---------------

SECURITY                                         FACE AMOUNT         VALUE
         RATE, MATURITY DATE                     ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENT 0.6% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 0.6%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit
   1.86%, 08/01/08                                         673               673
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENT
(COST $673)                                                                  673
                                                                 ---------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 07/31/08 the tax basis cost of the fund's investments was $113,881 and the unrealized appreciation and depreciation were $385 and ($3,482), respectively, with a net unrealized depreciation of ($3,097).

*    Non-income producing security.
(a)  Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2020 FUND

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    96.8%  OTHER INVESTMENT COMPANIES                  209,678           201,779
     3.1%  SHORT-TERM INVESTMENTS                        6,419             6,419
--------------------------------------------------------------------------------
    99.9%  TOTAL INVESTMENTS                           216,097           208,198
     0.1%  OTHER ASSETS AND
           LIABILITIES, NET                                                  186
--------------------------------------------------------------------------------
   100.0%  TOTAL NET ASSETS                                              208,384

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
OTHER INVESTMENT COMPANIES 96.8% OF NET ASSETS

EQUITY FUNDS 63.5%
--------------------------------------------------------------------------------
Laudus International MarketMasters Fund,
   Select Shares (a)                                 1,083,664            20,145
Laudus Mondrian Emerging Markets Fund,
   Institutional Shares (a)                            581,763             5,288
Laudus Rosenberg International Discovery
   Fund, Select Shares (a)                              44,834               493
Laudus Rosenberg International Small
   Capitalization Fund, Select Shares (a)              294,855             4,771
Laudus Rosenberg U.S. Discovery Fund, Select
   Shares (a)*                                         324,865             5,591
Laudus Rosenberg U.S. Large Capitalization
   Growth Fund, Select Shares (a)                    1,382,380            12,814
Schwab Core Equity Fund (a)                          2,922,095            49,880
Schwab Dividend Equity Fund, Select
   Shares (a)                                          975,879            12,716
Schwab Global Real Estate Fund, Select
   Shares (a)                                        1,512,980            10,924
Schwab Small-Cap Equity Fund, Select
   Shares (a)*                                         672,043             9,711
                                                                 ---------------
                                                                         132,333
FIXED-INCOME FUNDS 30.5%
--------------------------------------------------------------------------------
Laudus Mondrian International Fixed Income
   Fund, Institutional Shares (a)                      617,512             6,570
Schwab Inflation Protected Fund, Select
   Shares (a)                                          649,623             6,737
Schwab Total Bond Market Fund (a)                    5,485,007            50,188
                                                                 ---------------
                                                                          63,495
MONEY FUND 2.8%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund,
   Institutional Shares (a)                          5,951,331             5,951
                                                                 ---------------
TOTAL OTHER INVESTMENT COMPANIES
(COST $209,678)                                                          201,779
                                                                 ---------------

SECURITY                                         FACE AMOUNT          VALUE
         RATE, MATURITY DATE                     ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENTS 3.1% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 3.1%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit
   1.86%, 08/01/08                                       6,330             6,330
Brown Brothers Harriman, Grand Cayman Time
   Deposit
   1.86%, 08/01/08                                          89                89
                                                                 ---------------
                                                                           6,419
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENT
(COST $6,419)                                                              6,419
                                                                 ---------------

END OF INVESTMENTS.

At 07/31/08 the tax basis cost of the fund's investments was $218,890 and the unrealized appreciation and depreciation were $0 and ($10,692), respectively, with a net unrealized depreciation of ($10,692).

*    Non-income producing security.
(a)  Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2030 FUND

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    98.5%  OTHER INVESTMENT COMPANIES                  166,956           158,915
     1.4%  SHORT-TERM INVESTMENT                         2,247             2,247
--------------------------------------------------------------------------------
    99.9%  TOTAL INVESTMENTS                           169,203           161,162
     0.1%  OTHER ASSETS AND
           LIABILITIES, NET                                                  212
--------------------------------------------------------------------------------
   100.0%  TOTAL NET ASSETS                                              161,374

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
OTHER INVESTMENT COMPANIES 98.5% OF NET ASSETS

EQUITY FUNDS 71.1%
--------------------------------------------------------------------------------
Laudus International MarketMasters Fund,
   Select Shares (a)                                   927,474            17,242
Laudus Mondrian Emerging Markets Fund,
   Institutional Shares (a)                            510,682             4,642
Laudus Rosenberg International Discovery
   Fund, Select Shares (a)                             46,133               507
Laudus Rosenberg International Small
   Capitalization Fund, Select Shares (a)              253,874             4,108
Laudus Rosenberg U.S. Discovery Fund, Select
   Shares (a)*                                         313,747             5,399
Laudus Rosenberg U.S. Large Capitalization
   Growth Fund, Select Shares (a)                    1,141,620            10,583
Schwab Core Equity Fund (a)                          2,421,172            41,329
Schwab Dividend Equity Fund, Select
   Shares (a)                                          769,886            10,032
Schwab Global Real Estate Fund, Select
   Shares (a)                                        1,521,032            10,982
Schwab Small-Cap Equity Fund, Select
   Shares (a)*                                         682,647             9,864
                                                                 ---------------
                                                                         114,688
FIXED-INCOME FUNDS 24.7%
--------------------------------------------------------------------------------
Laudus Mondrian International Fixed Income
   Fund, Institutional Shares (a)                      367,002             3,905
Schwab Inflation Protected Fund, Select
   Shares (a)                                          380,529             3,946

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Schwab Total Bond Market Fund (a)                    3,502,746            32,050
                                                                 ---------------
                                                                          39,901
MONEY FUND 2.7%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund,
   Institutional Shares (a)                          4,326,233             4,326
                                                                 ---------------
TOTAL OTHER INVESTMENT COMPANIES
(COST $166,956)                                                          158,915
                                                                 ---------------

SECURITY                                         FACE AMOUNT          VALUE
         RATE, MATURITY DATE                     ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENT 1.4% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 1.4%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit
   1.86%, 08/01/08                                       2,247             2,247
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENT
(COST $2,247)                                                              2,247
                                                                 ---------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 07/31/08 the tax basis cost of the fund's investments was $171,404 and the unrealized appreciation and depreciation were $0 and ($10,242), respectively, with a net unrealized depreciation of ($10,242).

*    Non-income producing security.
(a)  Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2040 FUND

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    96.9%  OTHER INVESTMENT COMPANIES                  121,315           115,445
     3.0%  SHORT-TERM INVESTMENT                         3,558             3,558
--------------------------------------------------------------------------------
    99.9%  TOTAL INVESTMENTS                           124,873           119,003
     0.1%  OTHER ASSETS AND
           LIABILITIES, NET                                                  132
--------------------------------------------------------------------------------
   100.0%  TOTAL NET ASSETS                                              119,135

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
OTHER INVESTMENT COMPANIES 96.9% OF NET ASSETS

EQUITY FUNDS 77.8%
--------------------------------------------------------------------------------
Laudus International MarketMasters Fund,
   Select Shares (a)                                   783,921            14,573
Laudus Mondrian Emerging Markets Fund,
   Institutional Shares (a)                            419,822             3,816
Laudus Rosenberg International Discovery
   Fund, Select    Shares (a)                           63,963               703
Laudus Rosenberg International Small
   Capitalization Fund, Select Shares (a)              191,063             3,091
Laudus Rosenberg U.S. Discovery Fund, Select
   Shares (a)*                                         244,185             4,203
Laudus Rosenberg U.S. Large Capitalization
   Growth Fund, Select Shares (a)                      929,547             8,617
Schwab Core Equity Fund (a)                          1,955,659            33,383
Schwab Dividend Equity Fund, Select
   Shares (a)                                          627,324             8,174
Schwab Global Real Estate Fund, Select
   Shares (a)                                        1,147,763             8,287
Schwab Small-Cap Equity Fund, Select
   Shares (a)*                                         538,229             7,777
                                                                 ---------------
                                                                          92,624
FIXED-INCOME FUNDS 15.9%
--------------------------------------------------------------------------------
Laudus Mondrian International Fixed Income
   Fund, Institutional Shares (a)                      195,096             2,076
Schwab Inflation Protected Fund, Select
   Shares (a)                                          202,670             2,102

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Schwab Total Bond Market Fund (a)                    1,616,106            14,787
                                                                 ---------------
                                                                          18,965
MONEY FUNDS 3.2%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund,
   Institutional Shares (a)                          3,856,145             3,856
                                                                 ---------------
TOTAL OTHER INVESTMENT COMPANIES
(COST $121,315)                                                          115,445
                                                                 ---------------

SECURITY                                         FACE AMOUNT          VALUE
         RATE, MATURITY DATE                     ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENT 3.0% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 3.0%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit
   1.86%, 08/01/08                                       3,558             3,558
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENT
(COST $3,558)                                                              3,558
                                                                 ---------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 07/31/08 the tax basis cost of the fund's investments was $126,468, and the unrealized appreciation and depreciation were $0 and ($7,465), respectively, with a net unrealized depreciation of ($7,465).

*    Non-income producing security.
(a)  Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB RETIREMENT INCOME FUND

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                     COST             VALUE
HOLDINGS BY CATEGORY                             ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    99.0%  OTHER INVESTMENT COMPANIES                   62,247            60,434
     0.9%  SHORT-TERM INVESTMENT                           569               569
--------------------------------------------------------------------------------
    99.9%  TOTAL INVESTMENTS                            62,816            61,003
     0.1%  OTHER ASSETS AND
           LIABILITIES, NET                                                   68
--------------------------------------------------------------------------------
   100.0%  TOTAL NET ASSETS                                               61,071

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
OTHER INVESTMENT COMPANIES 99.0% OF NET ASSETS

EQUITY FUNDS 21.7%
--------------------------------------------------------------------------------
Laudus International MarketMasters Fund,
   Select Shares (a)                                   181,569             3,375
Schwab Dividend Equity Fund, Select
   Shares (a)                                          758,357             9,882
                                                                 ---------------
                                                                          13,257
FIXED-INCOME FUNDS 57.1%
--------------------------------------------------------------------------------
Laudus Mondrian International Fixed Income
   Fund, Institutional Shares (a)                      343,114             3,651
Schwab Inflation Protected Fund, Select
   Shares (a)                                          350,349             3,633
Schwab Premier Income Fund, Institutional
   Shares (a)                                        1,425,779            14,144
Schwab Total Bond Market Fund (a)                    1,470,874            13,458
                                                                 ---------------
                                                                          34,886
MONEY FUNDS 20.2%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund,
   Institutional Shares (a)                         12,291,013            12,291
                                                                 ---------------
TOTAL OTHER INVESTMENT COMPANIES
(COST $62,247)                                                            60,434
                                                                 ---------------

SECURITY                                         FACE AMOUNT          VALUE
         RATE, MATURITY DATE                     ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENT 0.9% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 0.9%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit
   1.86%, 08/01/08                                         569               569
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENT
(COST $569)                                                                  569
                                                                 ---------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 07/31/08, the tax basis cost of the fund's investments was $62,839, and the unrealized appreciation and depreciation were $195 and ($2,031), respectively, with a net unrealized depreciation of ($1,836).

(a)  Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2015 FUND

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                     COST             VALUE
HOLDINGS BY CATEGORY                             ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    98.3%  OTHER INVESTMENT COMPANIES                    3,662             3,510
     1.4%  SHORT-TERM INVESTMENT                            51                51
--------------------------------------------------------------------------------
    99.7%  TOTAL INVESTMENTS                             3,713             3,561
     0.3%  OTHER ASSETS AND
           LIABILITIES, NET                                                   10
--------------------------------------------------------------------------------
   100.0%  TOTAL NET ASSETS                                                3,571

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
OTHER INVESTMENT COMPANIES 98.3% OF NET ASSETS

EQUITY FUNDS 59.7%
--------------------------------------------------------------------------------
Laudus International MarketMasters Fund,
   Select Shares (a)                                    17,954               334
Laudus Mondrian Emerging Markets Fund,
   Institutional Shares (a)                              9,415                86
Laudus Rosenberg International Discovery
   Fund, Select Shares (a)                               7,690                85
Laudus Rosenberg U.S. Discovery Fund, Select
   Shares (a)*                                           5,368                92
Laudus Rosenberg U.S. Large Capitalization
   Growth Fund, Select Shares (a)                       21,254               197
Laudus Rosenberg U.S. Large Capitalization
   Value Fund, Select Shares (a)                         7,134                73
Schwab Core Equity Fund (a)                             47,978               819
Schwab Dividend Equity Fund, Select
   Shares (a)                                           11,581               151
Schwab Global Real Estate Fund, Select
   Shares (a)                                           16,663               120
Schwab Small-Cap Equity Fund, Select
   Shares (a)*                                          12,188               176
                                                                 ---------------
                                                                           2,133
FIXED-INCOME FUNDS 34.5%
--------------------------------------------------------------------------------
Laudus Mondrian International Fixed Income
   Fund, Institutional Shares (a)                       11,996               128
Schwab Inflation Protected Fund, Select
   Shares (a)                                           12,572               130
Schwab Short-Term Bond Market Fund (a)                   6,677                62

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Schwab Total Bond Market Fund (a)                       99,726               913
                                                                 ---------------
                                                                           1,233
MONEY FUND 4.1%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund,
   Institutional Shares (a)                            144,323               144
                                                                 ---------------
TOTAL OTHER INVESTMENT COMPANIES
(COST $3,662)                                                              3,510
                                                                 ---------------

SECURITY                                         FACE AMOUNT          VALUE
         RATE, MATURITY DATE                     ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENT 1.4% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 1.4%
--------------------------------------------------------------------------------
Brown Brothers Harriman & Co., Grand Cayman
   Time Deposit 1.86%, 08/01/08                             51                51
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(COST $51)                                                                    51
                                                                 ---------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 07/31/08 the tax basis cost of the fund's investments was $3,713 and the unrealized appreciation and depreciation were $0 and ($152), respectively, with a net unrealized depreciation of ($152).

*    Non-income producing security.
(a)  Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2025 FUND

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                     COST             VALUE
HOLDINGS BY CATEGORY                             ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    91.8%   OTHER INVESTMENT COMPANIES                   6,763             6,505
     1.5%   SHORT-TERM INVESTMENTS                         105               105
 ------------------------------------------------------------------------ ------
    93.3%   TOTAL INVESTMENTS                            6,868             6,610
     6.7%   OTHER ASSETS AND
            LIABILITIES, NET                                                 472
 -------------------------------------------------------------------------------
   100.0%   TOTAL NET ASSETS                                               7,082

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
OTHER INVESTMENT COMPANIES 91.8% OF NET ASSETS

EQUITY FUNDS 63.2%
--------------------------------------------------------------------------------
Laudus International MarketMasters Fund,
   Select Shares (a)                                    38,230               711
Laudus Mondrian Emerging Markets Fund,
   Institutional Shares (a)                             20,018               182
Laudus Rosenberg International Discovery
   Fund, Select Shares (a)                              16,321               179
Laudus Rosenberg U.S. Discovery Fund, Select
   Shares (a)*                                          10,811               186
Laudus Rosenberg U.S. Large Capitalization
   Growth Fund, Select Shares (a)                       47,077               437
Laudus Rosenberg U.S. Large Capitalization
   Value Fund, Select Shares (a)                        12,684               130
Schwab Core Equity Fund (a)                            101,877             1,739
Schwab Dividend Equity Fund, Select
   Shares (a)                                           23,009               300
Schwab Global Real Estate Fund, Select
   Shares (a)                                           34,403               248
Schwab Small-Cap Equity Fund, Select
   Shares (a)*                                          25,392               367
                                                                 ---------------
                                                                           4,479
FIXED-INCOME FUNDS 26.7%
--------------------------------------------------------------------------------
Laudus Mondrian International Fixed Income
   Fund, Institutional Shares (a)                       18,242              194
Schwab Inflation Protected Fund, Select
   Shares (a)                                           19,047              197
Schwab Short-Term Bond Market Fund (a)                  14,378              134

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Schwab Total Bond Market Fund (a)                      149,040             1,364
                                                                 ---------------
                                                                           1,889
MONEY FUND 1.9%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund,
   Institutional Shares (a)                            136,534               137
                                                                 ---------------
TOTAL OTHER INVESTMENT COMPANIES
(COST $6,763)                                                              6,505
                                                                 ---------------

SECURITY                                         FACE AMOUNT          VALUE
         RATE, MATURITY DATE                     ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENTS 1.5% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 1.5%
--------------------------------------------------------------------------------
Brown Brothers Harriman & Co., Grand Cayman
   Time Deposit 1.86%, 08/01/08                             85                85
Citibank, London Time Deposit 1.86%,
   08/01/08                                                 20                20
                                                                 ----------------
                                                                             105
                                                                 ----------------
TOTAL SHORT-TERM INVESTMENTS
(COST $105)                                                                  105
                                                                 ----------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 07/31/08 the tax basis cost of the fund's investments was $6,868 and the unrealized appreciation and depreciation were $0 and ($258), respectively, with a net unrealized depreciation of ($258).

*    Non-income producing security.
(a)  Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2035 FUND

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                     COST             VALUE
HOLDINGS BY CATEGORY                             ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    98.1%   OTHER INVESTMENT COMPANIES                   5,740             5,506
     0.6%   SHORT-TERM INVESTMENT                           37                37
--------------------------------------------------------------------------------
    98.7%   TOTAL INVESTMENTS                            5,777             5,543
     1.3%   OTHER ASSETS AND
            LIABILITIES, NET                                                  72
--------------------------------------------------------------------------------
  100.0 %   TOTAL NET ASSETS                                               5,615

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
OTHER INVESTMENT COMPANIES 98.1% OF NET ASSETS

EQUITY FUNDS 74.3%
--------------------------------------------------------------------------------
Laudus International MarketMasters Fund,
   Select Shares (a)                                    36,204               673
Laudus Mondrian Emerging Markets Fund,
   Institutional Shares (a)                             18,957               172
Laudus Rosenberg International Discovery
   Fund, Select Shares (a)                              15,518               170
Laudus Rosenberg U.S. Discovery Fund, Select
   Shares (a)*                                          10,690               184
Laudus Rosenberg U.S. Large Capitalization
   Growth Fund, Select Shares (a)                       42,821               397
Laudus Rosenberg U.S. Large Capitalization
   Value Fund, Select Shares (a)                        13,560               139
Schwab Core Equity Fund (a)                             92,722             1,583
Schwab Dividend Equity Fund, Select
   Shares (a)                                           19,421               253
Schwab Global Real Estate Fund, Select
   Shares (a)                                           34,037               246
Schwab Small-Cap Equity Fund, Select
   Shares (a)*                                          24,402               353
                                                                 ---------------
                                                                           4,170
FIXED-INCOME FUNDS 21.7%
--------------------------------------------------------------------------------
Laudus Mondrian International Fixed Income
   Fund, Institutional Shares (a)                       11,746               125
Schwab Inflation Protected Fund, Select
   Shares (a)                                           12,249               127
Schwab Short-Term Bond Market Fund (a)                   8,994                83

                                                  NUMBER OF           VALUE
SECURITY                                            SHARES         ($ X 1,000)
Schwab Total Bond Market Fund (a)                       96,705               885
                                                                 ---------------
                                                                           1,220
MONEY FUND 2.1%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund,
   Institutional Shares (a)                            115,922               116
                                                                 ---------------
TOTAL OTHER INVESTMENT COMPANIES
(COST $5,740)                                                              5,506
                                                                 ---------------

SECURITY                                         FACE AMOUNT          VALUE
         RATE, MATURITY DATE                     ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENT 0.6% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 0.6%
--------------------------------------------------------------------------------
Brown Brothers Harriman & Co., Grand Cayman
   Time Deposit 1.86%, 08/01/08                             37                37
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(COST $37)                                                                    37
                                                                 ---------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 07/31/08 the tax basis cost of the fund's investments was $5,777 and the unrealized appreciation and depreciation were $0 and ($234), respectively, with a net unrealized depreciation of ($234).

*    Non-income producing security.
(a)  Issuer is affiliated with the fund's adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Randall W. Merk and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust


By: /s/ Randall W. Merk
    ---------------------------------
    Randall W. Merk
    Chief Executive Officer

Date: September 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Randall W. Merk
    ---------------------------------
    Randall W. Merk
    Chief Executive Officer

Date: September 23, 2008


By: /s/ George Pereira
    ---------------------------------
    George Pereira
    Principal Financial Officer

Date: September 23, 2008